UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	December 1, 2010 to February 28, 2011

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to Rules 12-12 — 12-14 Regulation S-X are as follows:

[INSERT—ProShares Trust Schedule of Investments for quarter ended February 28, 2011]

Ultra QQQ®

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 52.5%
	Consumer Discretionary - 8.3%

62,238	Amazon.com, Inc.*	$10,785,223
31,201	Apollo Group, Inc., Class A*	1,412,157
72,773	Bed Bath & Beyond, Inc.*	3,504,020
302,667	Comcast Corp., Class A	7,796,702
31,918	Ctrip.com International Ltd. (ADR)*	1,237,461
126,786	DIRECTV, Class A*	5,828,352
27,553	Dollar Tree, Inc.*	1,386,467
56,704	Expedia, Inc.	1,126,142
37,469	Garmin Ltd.	1,272,073
114,620	Liberty Media Corp. - Interactive, Class A*	1,840,797
85,701	Mattel, Inc.	2,147,667
10,401	NetFlix, Inc.*	2,149,575
298,187	News Corp., Class A	5,179,508
29,073	O’Reilly Automotive, Inc.*	1,615,877
10,847	priceline.com, Inc.*	4,923,236
25,444	Ross Stores, Inc.	1,832,986
24,027	Sears Holdings Corp.*	2,001,689
101,454	Staples, Inc.	2,160,970
215,198	Starbucks Corp.	7,097,230
33,870	Urban Outfitters, Inc.*	1,299,931
68,928	Virgin Media, Inc.	1,877,599
28,219	Wynn Resorts Ltd.	3,468,962
		71,944,624
	Consumer Staples - 0.7%

47,558	Costco Wholesale Corp.	3,556,863
37,865	Whole Foods Market, Inc.	2,217,374
		5,774,237
	Health Care - 6.5%

91,970	Amgen, Inc.*	4,720,820
54,101	Biogen Idec, Inc.*	3,700,508
97,458	Celgene Corp.*	5,175,020
15,304	Cephalon, Inc.*	861,768
17,237	Cerner Corp.*	1,731,457
28,489	DENTSPLY International, Inc.	1,064,634
98,065	Express Scripts, Inc.*	5,513,214
67,809	Genzyme Corp.*	5,116,189
166,977	Gilead Sciences, Inc.*	6,508,764
19,212	Henry Schein, Inc.*	1,325,244
25,634	Illumina, Inc.*	1,779,000
8,198	Intuitive Surgical, Inc.*	2,688,534
39,467	Life Technologies Corp.*	2,106,354
92,345	Mylan, Inc.*	2,111,930
49,210	QIAGEN N.V.*	1,015,202
151,330	Teva Pharmaceutical Industries Ltd. (ADR)	7,581,633
44,382	Vertex Pharmaceuticals, Inc.*	2,071,308
52,533	Warner Chilcott plc, Class A	1,243,981
		56,315,560
	Industrials - 1.6%

34,268	C.H. Robinson Worldwide, Inc.	2,480,660
43,541	Expeditors International of Washington, Inc.	2,081,260
29,435	Fastenal Co.	1,828,796
21,183	Joy Global, Inc.	2,062,801
85,374	PACCAR, Inc.	4,279,799
18,766	Stericycle, Inc.*	1,621,758
		14,355,074
	Information Technology - 34.3%

224,907	Activision Blizzard, Inc.*	2,500,966
104,122	Adobe Systems, Inc.*	3,592,209
38,083	Akamai Technologies, Inc.*	1,429,255
91,811	Altera Corp.	3,843,208
267,206	Apple, Inc.*	94,379,831
144,302	Applied Materials, Inc.	2,370,882
49,419	Autodesk, Inc.*	2,078,069
72,793	Automatic Data Processing, Inc.	3,639,650
57,260	Baidu, Inc. (ADR)*	6,937,622
43,141	BMC Software, Inc.*	2,135,479
86,981	Broadcom Corp., Class A	3,585,357
102,625	CA, Inc.	2,543,047
42,833	Check Point Software Technologies Ltd.*	2,134,797
413,563	Cisco Systems, Inc.*	7,675,729
46,591	Citrix Systems, Inc.*	3,268,825
61,769	Cognizant Technology Solutions Corp., Class A*	4,748,183
149,414	Dell, Inc.*	2,365,224
203,069	eBay, Inc.*	6,803,827
69,864	Electronic Arts, Inc.*	1,313,443
16,214	F5 Networks, Inc.*	1,913,414
15,677	First Solar, Inc.*	2,310,633
38,852	Fiserv, Inc.*	2,458,166
173,600	Flextronics International Ltd.*	1,404,424
34,663	FLIR Systems, Inc.	1,119,615
31,561	Google, Inc., Class A*	19,359,517
23,455	Infosys Technologies Ltd. (ADR)	1,564,449
407,926	Intel Corp.	8,758,171
82,362	Intuit, Inc.*	4,330,594
42,281	KLA-Tencor Corp.	2,064,158
26,522	Lam Research Corp.*	1,456,058
62,918	Linear Technology Corp.	2,174,446
129,640	Marvell Technology Group Ltd.*	2,369,819
60,849	Maxim Integrated Products, Inc.	1,678,215
32,437	Microchip Technology, Inc.	1,197,250
213,074	Micron Technology, Inc.*	2,371,514
614,941	Microsoft Corp.	16,345,132
77,979	NetApp, Inc.*	4,028,395
117,716	NVIDIA Corp.*	2,667,445
437,765	Oracle Corp.	14,402,468
71,657	Paychex, Inc.	2,409,825
407,473	QUALCOMM, Inc.	24,277,241
109,223	Research In Motion Ltd.*	7,224,009
49,777	SanDisk Corp.*	2,468,939
98,458	Seagate Technology plc*	1,250,417
169,519	Symantec Corp.*	3,056,428
33,867	VeriSign, Inc.	1,195,166
71,790	Xilinx, Inc.	2,387,018
130,863	Yahoo!, Inc.*	2,146,153
		297,734,682
	Materials - 0.2%

24,329	Sigma-Aldrich Corp.	1,554,380

	Telecommunication Services - 0.9%

21,801	Millicom International Cellular S.A.	1,909,768
34,353	NII Holdings, Inc.*	1,407,099
152,431	Vodafone Group plc (ADR)	4,362,575
		7,679,442
	Total Common Stocks
	(Cost $436,843,682)	455,357,999

See accompanying notes to schedules of portfolio investments.

Principal
Amount		Value
	U.S. Government & Agency Security (a) - 3.1%
	Federal Home Loan Bank
$26,963,518	0.07%, due 03/01/11	$26,963,518
	Total U.S. Government & Agency Security (Cost $26,963,518)	26,963,518

	Repurchase Agreements (a)(b) - 28.3%
246,194,859	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $246,197,911	246,194,859

	Total Repurchase Agreements (Cost $246,194,859)	246,194,859

	Total Investment Securities (Cost $710,002,059) — 83.9%	728,516,376
	Other assets less liabilities — 16.1%	139,369,167
	Net Assets — 100.0%	$867,885,543

*              Non-income producing security.

(a)           A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $198,736,565.

(b)           The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR       American Depositary Receipt

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,205,813
Aggregate gross unrealized depreciation	(21,598,597)
Net unrealized appreciation	$17,607,216
Federal income tax cost of investments	$710,909,160

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini NASDAQ-100 Futures Contracts	3,557	03/18/11	$167,267,925	$7,946,336

Cash collateral in the amount of $14,185,780 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$79,088,793	$90,536

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	164,515,009	25,279,255

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	9,119,503	12,896

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	66,114,071	12,341

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	66,295,452	(613,288)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	123,785,830	24,123,573

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	531,610,912	81,321,774

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	72,605,128	17,236,561

		$147,463,648

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 47.0%
	Consumer Discretionary - 4.6%

102,596	Home Depot, Inc.	$3,844,272
102,596	McDonald’s Corp.	7,764,465
102,596	Walt Disney Co. (The)	4,487,549
		16,096,286
	Consumer Staples - 6.1%

102,596	Coca-Cola Co. (The)	6,557,936
102,596	Kraft Foods, Inc., Class A	3,266,657
102,596	Procter & Gamble Co. (The)	6,468,678
102,596	Wal-Mart Stores, Inc.	5,332,940
		21,626,211
	Energy - 5.5%

102,596	Chevron Corp.	10,644,335
102,596	Exxon Mobil Corp.	8,775,036
		19,419,371
	Financials - 4.8%

102,596	American Express Co.	4,470,108
102,596	Bank of America Corp.	1,466,097
102,596	JPMorgan Chase & Co.	4,790,207
102,596	Travelers Cos., Inc. (The)	6,148,578
		16,874,990
	Health Care - 3.3%

102,596	Johnson & Johnson	6,303,498
102,596	Merck & Co., Inc.	3,341,552
102,596	Pfizer, Inc.	1,973,947
		11,618,997
	Industrials - 10.8%

102,596	3M Co.	9,462,429
102,596	Boeing Co. (The)	7,387,938
102,596	Caterpillar, Inc.	10,560,206
102,596	General Electric Co.	2,146,308
102,596	United Technologies Corp.	8,570,870
		38,127,751
	Information Technology - 7.9%

102,596	Cisco Systems, Inc.*	1,904,182
102,596	Hewlett-Packard Co.	4,476,263
102,596	Intel Corp.	2,202,736
102,596	International Business Machines Corp.	16,608,241
102,596	Microsoft Corp.	2,727,002
		27,918,424
	Materials - 2.1%

102,596	Alcoa, Inc.	1,728,743
102,596	E.I. du Pont de Nemours & Co.	5,629,442
		7,358,185
	Telecommunication Services - 1.9%

102,596	AT&T, Inc.	2,911,675
102,596	Verizon Communications, Inc.	3,787,844
		6,699,519
	Total Common Stocks
	(Cost $160,184,978)	165,739,734

Principal
Amount
	U.S. Government & Agency Security (a) - 3.3%
	Federal Home Loan Bank
$11,397,953	0.07%, due 03/01/11	11,397,953
	Total U.S. Government & Agency Security (Cost $11,397,953)	11,397,953

	Repurchase Agreements (a)(b) - 33.0%
116,370,287	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $116,371,821	116,370,287
	Total Repurchase Agreements (Cost $116,370,287)	116,370,287

	Total Investment Securities (Cost $287,953,218) — 83.3%	293,507,974
	Other assets less liabilities — 16.7%	59,052,852
	Net Assets — 100.0%	$352,560,826

*                                         Non-income producing security.

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $90,865,822.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,232,007
Aggregate gross unrealized depreciation	(3,729,394)
Net unrealized appreciation	$5,502,613
Federal income tax cost of investments	$288,005,361

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Dow Jones Futures Contracts	1,921	03/18/11	$117,401,915	$5,684,435

Cash collateral in the amount of $11,316,526 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$5,156,666	$9,820

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	111,061,615	13,098,387

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	9,650,248	79,296

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	8,237,576	52,822

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	32,546,843	298,984

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	233,217,062	27,593,238

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	22,092,020	4,262,773

		$45,395,320

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 67.6%
	Consumer Discretionary - 7.1%

8,484	Abercrombie & Fitch Co., Class A	$486,727
34,074	Amazon.com, Inc.*	5,904,683
12,097	Apollo Group, Inc., Class A*	547,510
6,054	AutoNation, Inc.*	203,657
2,604	AutoZone, Inc.*	671,702
25,314	Bed Bath & Beyond, Inc.*	1,218,869
31,829	Best Buy Co., Inc.	1,026,167
7,856	Big Lots, Inc.*	322,332
23,137	Cablevision Systems Corp., Class A	852,598
21,422	CarMax, Inc.*	757,696
41,624	Carnival Corp.	1,776,096
65,383	CBS Corp., Class B	1,560,038
28,669	Coach, Inc.	1,574,501
268,959	Comcast Corp., Class A	6,928,384
26,540	D.R. Horton, Inc.	314,234
13,570	Darden Restaurants, Inc.	639,554
5,938	DeVry, Inc.	322,136
80,367	DIRECTV, Class A*	3,694,471
27,335	Discovery Communications, Inc., Class A*	1,178,412
19,957	Expedia, Inc.	396,346
12,127	Family Dollar Stores, Inc.	607,320
360,622	Ford Motor Co.*	5,427,361
14,643	Fortune Brands, Inc.	905,816
14,738	GameStop Corp., Class A*	294,023
22,914	Gannett Co., Inc.	378,310
43,381	Gap, Inc. (The)	977,374
15,311	Genuine Parts Co.	806,737
23,369	Goodyear Tire & Rubber Co. (The)*	331,372
29,718	H&R Block, Inc.	451,416
22,670	Harley-Davidson, Inc.	925,389
6,686	Harman International Industries, Inc.	325,207
13,494	Hasbro, Inc.	605,881
157,977	Home Depot, Inc.	5,919,398
28,643	International Game Technology	471,464
47,055	Interpublic Group of Cos., Inc. (The)*	621,126
22,707	J.C. Penney Co., Inc.	793,837
64,677	Johnson Controls, Inc.	2,638,822
28,145	Kohl’s Corp.*	1,516,734
14,287	Leggett & Platt, Inc.	329,458
15,722	Lennar Corp., Class A	316,955
26,055	Limited Brands, Inc.	834,281
133,029	Lowe’s Cos., Inc.	3,481,369
40,606	Macy’s, Inc.	970,483
27,612	Marriott International, Inc., Class A	1,082,667
35,185	Mattel, Inc.	881,736
101,846	McDonald’s Corp.	7,707,705
29,601	McGraw-Hill Cos., Inc. (The)	1,144,967
4,174	NetFlix, Inc.*	862,641
27,982	Newell Rubbermaid, Inc.	541,172
219,661	News Corp., Class A	3,815,512
36,854	NIKE, Inc., Class B	3,281,112
15,932	Nordstrom, Inc.	721,082
29,018	Omnicom Group, Inc.	1,477,016
13,248	O’Reilly Automotive, Inc.*	736,324
6,372	Polo Ralph Lauren Corp.	807,396
4,738	priceline.com, Inc.*	2,150,483
30,128	PulteGroup, Inc.*	207,883
12,107	RadioShack Corp.	179,184
11,818	Ross Stores, Inc.	851,369
8,643	Scripps Networks Interactive, Inc., Class A	448,917
4,261	Sears Holdings Corp.*	354,984
15,961	Stanley Black & Decker, Inc.	1,210,323
70,270	Staples, Inc.	1,496,751
71,787	Starbucks Corp.	2,367,535
18,199	Starwood Hotels & Resorts Worldwide, Inc.	1,111,959
68,260	Target Corp.	3,587,063
12,248	Tiffany & Co.	753,864
34,028	Time Warner Cable, Inc.	2,456,141
106,938	Time Warner, Inc.	4,085,032
38,634	TJX Cos., Inc.	1,926,678
12,552	Urban Outfitters, Inc.*	481,746
8,527	VF Corp.	815,778
58,419	Viacom, Inc., Class B	2,608,993
182,547	Walt Disney Co. (The)	7,984,606
561	Washington Post Co. (The), Class B	242,963
7,214	Whirlpool Corp.	595,155
17,363	Wyndham Worldwide Corp.	543,115
7,270	Wynn Resorts Ltd.	893,701
44,951	Yum! Brands, Inc.	2,262,384
		122,982,183
	Consumer Staples - 6.8%

200,249	Altria Group, Inc.	5,080,317
61,934	Archer-Daniels-Midland Co.	2,302,706
41,217	Avon Products, Inc.	1,146,245
9,999	Brown-Forman Corp., Class B	691,431
18,665	Campbell Soup Co.	628,264
13,563	Clorox Co.	919,029
223,841	Coca-Cola Co. (The)	14,307,917
32,657	Coca-Cola Enterprises, Inc.	858,879
46,531	Colgate-Palmolive Co.	3,653,614
42,987	ConAgra Foods, Inc.	995,579
17,065	Constellation Brands, Inc., Class A*	346,761
41,678	Costco Wholesale Corp.	3,117,098
130,955	CVS Caremark Corp.	4,329,372
17,473	Dean Foods Co.*	184,515
21,886	Dr. Pepper Snapple Group, Inc.	789,209
10,979	Estee Lauder Cos., Inc. (The), Class A	1,036,527
61,879	General Mills, Inc.	2,298,186
30,917	H. J. Heinz Co.	1,552,652
14,858	Hershey Co. (The)	777,370
13,354	Hormel Foods Corp.	365,900
11,430	J.M. Smucker Co. (The)	786,841
24,498	Kellogg Co.	1,312,113
39,444	Kimberly-Clark Corp.	2,599,360
167,659	Kraft Foods, Inc., Class A	5,338,263
62,260	Kroger Co. (The)	1,425,754
14,426	Lorillard, Inc.	1,107,484
12,736	McCormick & Co., Inc. (Non-Voting)	606,870
19,667	Mead Johnson Nutrition Co.	1,177,070
15,159	Molson Coors Brewing Co., Class B	693,221
152,779	PepsiCo, Inc.	9,689,244
174,908	Philip Morris International, Inc.	10,980,724
269,832	Procter & Gamble Co. (The)	17,012,908
32,509	Reynolds American, Inc.	1,115,709
35,937	Safeway, Inc.	784,145
61,619	Sara Lee Corp.	1,054,917
20,409	SUPERVALU, Inc.	176,130

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
56,988	Sysco Corp.	$1,583,696
29,503	Tyson Foods, Inc., Class A	549,641
89,234	Walgreen Co.	3,867,402
188,849	Wal-Mart Stores, Inc.	9,816,371
14,084	Whole Foods Market, Inc.	824,759
		117,884,193
	Energy - 8.9%

47,592	Anadarko Petroleum Corp.	3,894,453
36,729	Apache Corp.	4,577,168
41,218	Baker Hughes, Inc.	2,928,539
9,983	Cabot Oil & Gas Corp.	455,824
23,544	Cameron International Corp.*	1,392,157
62,538	Chesapeake Energy Corp.	2,226,978
193,991	Chevron Corp.	20,126,566
141,627	ConocoPhillips	11,028,495
21,713	CONSOL Energy, Inc.	1,101,066
38,414	Denbury Resources, Inc.*	930,771
41,630	Devon Energy Corp.	3,806,647
6,684	Diamond Offshore Drilling, Inc.	522,889
67,674	El Paso Corp.	1,258,736
24,348	EOG Resources, Inc.	2,734,524
14,376	EQT Corp.	708,737
486,089	Exxon Mobil Corp.	41,575,192
11,743	FMC Technologies, Inc.*	1,104,429
87,680	Halliburton Co.	4,115,699
10,184	Helmerich & Payne, Inc.	661,858
28,922	Hess Corp.	2,517,082
68,234	Marathon Oil Corp.	3,384,406
9,931	Massey Energy Co.	628,930
18,429	Murphy Oil Corp.	1,355,084
27,425	Nabors Industries Ltd.*	780,790
40,294	National Oilwell Varco, Inc.	3,206,194
12,916	Newfield Exploration Co.*	940,156
24,635	Noble Corp.	1,101,431
16,777	Noble Energy, Inc.	1,554,557
78,107	Occidental Petroleum Corp.	7,964,571
25,839	Peabody Energy Corp.	1,692,196
11,140	Pioneer Natural Resources Co.	1,140,068
16,828	QEP Resources, Inc.	665,547
15,326	Range Resources Corp.	832,202
12,162	Rowan Cos., Inc.*	518,953
131,387	Schlumberger Ltd.	12,274,214
33,290	Southwestern Energy Co.*	1,314,289
62,344	Spectra Energy Corp.	1,667,702
11,600	Sunoco, Inc.	485,576
13,563	Tesoro Corp.*	322,528
54,370	Valero Energy Corp.	1,532,147
56,177	Williams Cos., Inc. (The)	1,705,534
		152,734,885
	Financials - 10.8%

32,713	ACE Ltd.	2,069,097
45,155	Aflac, Inc.	2,657,823
51,719	Allstate Corp. (The)	1,643,630
100,841	American Express Co.	4,393,642
13,491	American International Group, Inc.*	499,976
24,211	Ameriprise Financial, Inc.	1,533,041
31,582	AON Corp.	1,662,477
11,249	Apartment Investment & Management Co., Class A (REIT)	288,537
10,268	Assurant, Inc.	417,189
8,213	AvalonBay Communities, Inc. (REIT)	994,019
972,199	Bank of America Corp.	13,892,724
119,583	Bank of New York Mellon Corp. (The)	3,634,127
66,532	BB&T Corp.	1,836,283
166,656	Berkshire Hathaway, Inc., Class B*	14,545,736
13,385	Boston Properties, Inc. (REIT)	1,283,889
43,909	Capital One Financial Corp.	2,185,351
27,887	CB Richard Ellis Group, Inc., Class A*	698,291
95,596	Charles Schwab Corp. (The)	1,813,456
29,389	Chubb Corp.	1,783,325
15,682	Cincinnati Financial Corp.	533,972
2,800,388	Citigroup, Inc.*	13,105,816
6,471	CME Group, Inc.	2,014,293
16,967	Comerica, Inc.	660,016
52,284	Discover Financial Services	1,137,177
19,054	E*Trade Financial Corp.*	304,483
27,202	Equity Residential (REIT)	1,499,102
8,480	Federated Investors, Inc., Class B	233,709
88,649	Fifth Third Bancorp	1,294,275
22,616	First Horizon National Corp.*	260,084
14,029	Franklin Resources, Inc.	1,762,323
47,021	Genworth Financial, Inc., Class A*	622,088
49,286	Goldman Sachs Group, Inc. (The)	8,072,061
42,702	Hartford Financial Services Group, Inc.	1,263,979
35,077	HCP, Inc. (REIT)	1,332,926
13,985	Health Care REIT, Inc. (REIT)	730,297
63,265	Host Hotels & Resorts, Inc. (REIT)	1,164,076
50,728	Hudson City Bancorp, Inc.	583,372
83,098	Huntington Bancshares, Inc./OH	568,390
7,111	IntercontinentalExchange, Inc.*	911,630
44,949	Invesco Ltd.	1,206,431
17,670	Janus Capital Group, Inc.	237,308
376,844	JPMorgan Chase & Co.	17,594,846
84,525	KeyCorp	772,559
39,002	Kimco Realty Corp. (REIT)	755,859
14,886	Legg Mason, Inc.	539,618
18,999	Leucadia National Corp.	629,437
30,522	Lincoln National Corp.	968,158
30,633	Loews Corp.	1,324,877
11,458	M&T Bank Corp.	1,008,877
52,041	Marsh & McLennan Cos., Inc.	1,584,128
50,698	Marshall & Ilsley Corp.	393,924
87,362	MetLife, Inc.	4,137,464
18,752	Moody’s Corp.	598,189
145,576	Morgan Stanley	4,320,696
14,045	NASDAQ OMX Group, Inc. (The)*	401,827
23,281	Northern Trust Corp.	1,200,601
25,087	NYSE Euronext	928,219
36,116	People’s United Financial, Inc.	476,009
15,688	Plum Creek Timber Co., Inc. (REIT)	658,269
50,602	PNC Financial Services Group, Inc.	3,122,143
30,749	Principal Financial Group, Inc.	1,053,461
64,571	Progressive Corp. (The)	1,345,014
53,486	ProLogis (REIT)	869,682
46,794	Prudential Financial, Inc.	3,080,449
13,451	Public Storage (REIT)	1,509,875

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
120,792	Regions Financial Corp.	$922,851
28,136	Simon Property Group, Inc. (REIT)	3,096,085
46,715	SLM Corp.*	692,316
48,264	State Street Corp.	2,158,366
48,084	SunTrust Banks, Inc.	1,450,694
25,052	T. Rowe Price Group, Inc.	1,677,983
7,957	Torchmark Corp.	519,194
41,841	Travelers Cos., Inc. (The)	2,507,531
184,374	U.S. Bancorp	5,112,691
30,566	Unum Group	810,916
15,099	Ventas, Inc. (REIT)	836,787
15,616	Vornado Realty Trust (REIT)	1,457,441
505,979	Wells Fargo & Co.	16,322,883
51,503	Weyerhaeuser Co. (REIT)	1,257,188
31,161	XL Group plc	727,609
16,583	Zions Bancorp.	387,379
		186,542,516
	Health Care - 7.4%

148,419	Abbott Laboratories	7,138,954
38,559	Aetna, Inc.	1,440,564
33,523	Agilent Technologies, Inc.*	1,410,648
29,575	Allergan, Inc.	2,193,578
27,269	AmerisourceBergen Corp.	1,033,768
91,072	Amgen, Inc.*	4,674,726
56,292	Baxter International, Inc.	2,991,920
22,173	Becton, Dickinson and Co.	1,773,840
22,976	Biogen Idec, Inc.*	1,571,558
145,790	Boston Scientific Corp.*	1,043,856
165,544	Bristol-Myers Squibb Co.	4,272,691
9,182	C.R. Bard, Inc.	897,632
33,855	Cardinal Health, Inc.	1,409,722
21,412	CareFusion Corp.*	584,976
45,247	Celgene Corp.*	2,402,616
7,244	Cephalon, Inc.*	407,910
6,839	Cerner Corp.*	686,977
26,704	CIGNA Corp.	1,123,437
14,206	Coventry Health Care, Inc.*	429,021
48,250	Covidien plc	2,482,462
9,362	DaVita, Inc.*	743,062
14,165	DENTSPLY International, Inc.	529,346
97,609	Eli Lilly & Co.	3,373,367
50,811	Express Scripts, Inc.*	2,856,594
27,465	Forest Laboratories, Inc.*	889,866
24,965	Genzyme Corp.*	1,883,609
78,263	Gilead Sciences, Inc.*	3,050,692
15,950	Hospira, Inc.*	842,957
16,381	Humana, Inc.*	1,064,929
3,742	Intuitive Surgical, Inc.*	1,227,189
264,728	Johnson & Johnson	16,264,888
9,800	Laboratory Corp. of America Holdings*	883,274
17,992	Life Technologies Corp.*	960,233
24,396	McKesson Corp.	1,934,115
40,912	Medco Health Solutions, Inc.*	2,521,816
104,055	Medtronic, Inc.	4,153,876
296,491	Merck & Co., Inc.	9,656,712
41,872	Mylan, Inc.*	957,613
8,908	Patterson Cos., Inc.	297,349
11,327	PerkinElmer, Inc.	300,165
772,140	Pfizer, Inc.	14,855,974
14,925	Quest Diagnostics, Inc.	846,994
32,807	St. Jude Medical, Inc.*	1,570,799
32,875	Stryker Corp.	2,079,672
46,738	Tenet Healthcare Corp.*	335,579
38,313	Thermo Fisher Scientific, Inc.*	2,138,632
106,036	UnitedHealth Group, Inc.	4,515,013
11,467	Varian Medical Systems, Inc.*	794,434
8,977	Waters Corp.*	745,540
12,006	Watson Pharmaceuticals, Inc.*	672,216
37,932	WellPoint, Inc.*	2,521,340
19,036	Zimmer Holdings, Inc.*	1,186,704
		126,625,405
	Industrials - 7.5%

68,579	3M Co.	6,325,041
10,669	Avery Dennison Corp.	425,906
70,471	Boeing Co. (The)	5,074,617
15,970	C.H. Robinson Worldwide, Inc.	1,156,068
61,185	Caterpillar, Inc.	6,297,772
12,660	Cintas Corp.	355,999
36,076	CSX Corp.	2,693,434
19,077	Cummins, Inc.	1,929,066
51,552	Danaher Corp.	2,608,531
40,896	Deere & Co.	3,686,774
17,950	Dover Corp.	1,153,288
4,838	Dun & Bradstreet Corp.	390,910
16,115	Eaton Corp.	1,785,220
72,448	Emerson Electric Co.	4,322,248
12,204	Equifax, Inc.	436,293
20,498	Expeditors International of Washington, Inc.	979,804
14,212	Fastenal Co.	882,992
30,083	FedEx Corp.	2,708,072
5,411	Flowserve Corp.	676,213
17,178	Fluor Corp.	1,215,515
36,636	General Dynamics Corp.	2,788,732
1,027,090	General Electric Co.	21,486,723
12,046	Goodrich Corp.	1,038,727
75,205	Honeywell International, Inc.	4,355,122
47,803	Illinois Tool Works, Inc.	2,586,142
30,948	Ingersoll-Rand plc	1,401,944
19,412	Iron Mountain, Inc.	504,712
17,648	ITT Corp.	1,022,349
11,992	Jacobs Engineering Group, Inc.*	600,320
9,943	Joy Global, Inc.	968,249
11,139	L-3 Communications Holdings, Inc.	883,211
28,648	Lockheed Martin Corp.	2,267,776
34,516	Masco Corp.	469,072
35,028	Norfolk Southern Corp.	2,297,136
28,364	Northrop Grumman Corp.	1,891,312
35,103	PACCAR, Inc.	1,759,713
11,285	Pall Corp.	613,453
15,467	Parker Hannifin Corp.	1,379,347
20,001	Pitney Bowes, Inc.	503,625
13,658	Precision Castparts Corp.	1,936,022
20,233	Quanta Services, Inc.*	461,515
19,849	R.R. Donnelley & Sons Co.	369,588
35,145	Raytheon Co.	1,799,775
29,509	Republic Services, Inc.	873,761
14,495	Robert Half International, Inc.	462,391
13,722	Rockwell Automation, Inc.	1,203,831
15,163	Rockwell Collins, Inc.	977,104
8,982	Roper Industries, Inc.	755,656
5,134	Ryder System, Inc.	245,559
5,553	Snap-On, Inc.	318,909
71,559	Southwest Airlines Co.	846,543
8,140	Stericycle, Inc.*	703,459
26,241	Textron, Inc.	710,869
47,176	Tyco International Ltd.	2,138,960
47,537	Union Pacific Corp.	4,535,505

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
95,266	United Parcel Service, Inc., Class B	$7,030,631
89,011	United Technologies Corp.	7,435,979
5,727	W.W. Grainger, Inc.	762,894
45,873	Waste Management, Inc.	1,700,053
		129,190,432
	Information Technology - 12.6%

49,037	Adobe Systems, Inc.*	1,691,777
54,333	Advanced Micro Devices, Inc.*	500,407
17,465	Akamai Technologies, Inc.*	655,461
30,131	Altera Corp.	1,261,284
16,692	Amphenol Corp., Class A	959,456
28,628	Analog Devices, Inc.	1,141,685
88,424	Apple, Inc.*	31,232,241
129,386	Applied Materials, Inc.	2,125,812
22,100	Autodesk, Inc.*	929,305
47,383	Automatic Data Processing, Inc.	2,369,150
17,503	BMC Software, Inc.*	866,398
43,896	Broadcom Corp., Class A	1,809,393
37,675	CA, Inc.	933,586
534,309	Cisco Systems, Inc.*	9,916,775
17,830	Citrix Systems, Inc.*	1,250,953
29,258	Cognizant Technology Solutions Corp., Class A*	2,249,062
14,829	Computer Sciences Corp.	713,720
21,691	Compuware Corp.*	244,241
150,061	Corning, Inc.	3,460,407
163,093	Dell, Inc.*	2,581,762
110,599	eBay, Inc.*	3,705,620
31,466	Electronic Arts, Inc.*	591,561
197,704	EMC Corp.*	5,379,526
7,804	F5 Networks, Inc.*	920,950
25,385	Fidelity National Information Services, Inc.	822,220
5,185	First Solar, Inc.*	764,217
14,330	Fiserv, Inc.*	906,659
14,626	FLIR Systems, Inc.	472,420
24,042	Google, Inc., Class A*	14,747,363
12,506	Harris Corp.	583,530
218,489	Hewlett-Packard Co.	9,532,675
537,709	Intel Corp.	11,544,612
119,762	International Business Machines Corp.	19,387,073
27,247	Intuit, Inc.*	1,432,647
18,595	Jabil Circuit, Inc.	398,491
21,673	JDS Uniphase Corp.*	534,673
50,716	Juniper Networks, Inc.*	2,231,504
16,406	KLA-Tencor Corp.	800,941
7,582	Lexmark International, Inc., Class A*	284,552
21,554	Linear Technology Corp.	744,906
63,307	LSI Corp.*	398,201
9,328	Mastercard, Inc., Class A	2,243,944
21,869	MEMC Electronic Materials, Inc.*	296,762
17,799	Microchip Technology, Inc.	656,961
82,131	Micron Technology, Inc.*	914,118
725,773	Microsoft Corp.	19,291,046
13,014	Molex, Inc.	363,481
12,040	Monster Worldwide, Inc.*	206,486
28,311	Motorola Mobility Holdings, Inc.*	854,992
32,347	Motorola Solutions, Inc.*	1,249,888
22,865	National Semiconductor Corp.	354,408
34,844	NetApp, Inc.*	1,800,041
33,609	Novell, Inc.*	197,621
9,369	Novellus Systems, Inc.*	374,385
54,936	NVIDIA Corp.*	1,244,850
372,859	Oracle Corp.	12,267,061
30,948	Paychex, Inc.	1,040,781
155,938	QUALCOMM, Inc.	9,290,786
18,137	Red Hat, Inc.*	748,695
28,121	SAIC, Inc.*	459,497
11,281	Salesforce.com, Inc.*	1,492,138
22,605	SanDisk Corp.*	1,121,208
74,826	Symantec Corp.*	1,349,113
37,225	Tellabs, Inc.	200,643
16,043	Teradata Corp.*	767,176
17,318	Teradyne, Inc.*	322,634
113,182	Texas Instruments, Inc.	4,030,411
16,003	Total System Services, Inc.	284,053
16,795	VeriSign, Inc.	592,696
46,973	Visa, Inc., Class A	3,431,378
22,038	Western Digital Corp.*	673,922
63,607	Western Union Co. (The)	1,398,718
132,536	Xerox Corp.	1,424,762
24,898	Xilinx, Inc.	827,859
125,658	Yahoo!, Inc.*	2,060,791
		216,910,521
	Materials - 2.4%

20,416	Air Products & Chemicals, Inc.	1,878,272
7,176	Airgas, Inc.	449,074
10,581	AK Steel Holding Corp.	169,084
98,216	Alcoa, Inc.	1,654,940
9,478	Allegheny Technologies, Inc.	635,784
17,008	Ball Corp.	613,989
10,495	Bemis Co., Inc.	344,761
6,852	CF Industries Holdings, Inc.	968,051
13,016	Cliffs Natural Resources, Inc.	1,263,463
111,888	Dow Chemical Co. (The)	4,157,758
87,996	E.I. du Pont de Nemours & Co.	4,828,340
6,983	Eastman Chemical Co.	652,282
22,434	Ecolab, Inc.	1,091,190
7,017	FMC Corp.	543,396
90,812	Freeport-McMoRan Copper & Gold, Inc.	4,808,495
7,622	International Flavors & Fragrances, Inc.	434,073
41,982	International Paper Co.	1,166,260
16,438	MeadWestvaco Corp.	482,455
51,711	Monsanto Co.	3,717,504
47,224	Newmont Mining Corp.	2,610,071
30,304	Nucor Corp.	1,453,380
15,912	Owens-Illinois, Inc.*	485,157
15,719	PPG Industries, Inc.	1,389,245
29,403	Praxair, Inc.	2,922,070
15,332	Sealed Air Corp.	421,937
8,890	Sherwin-Williams Co. (The)	730,047
11,675	Sigma-Aldrich Corp.	745,916
8,004	Titanium Metals Corp.*	151,996
13,798	United States Steel Corp.	793,247
12,253	Vulcan Materials Co.	561,800
		42,124,037
	Telecommunication Services - 2.0%

38,882	American Tower Corp., Class A*	2,098,073
569,711	AT&T, Inc.	16,168,398
28,852	CenturyLink, Inc.	1,188,125
95,306	Frontier Communications Corp.	809,148

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
25,118	MetroPCS Communications, Inc.*	$361,699
167,531	Qwest Communications International, Inc.	1,142,561
286,585	Sprint Nextel Corp.*	1,252,377
271,896	Verizon Communications, Inc.	10,038,400
46,455	Windstream Corp.	582,546
		33,641,327
	Utilities - 2.1%

64,291	AES Corp. (The)*	795,280
22,893	Ameren Corp.	640,088
46,023	American Electric Power Co., Inc.	1,646,703
39,942	CenterPoint Energy, Inc.	633,480
23,581	CMS Energy Corp.	454,170
28,007	Consolidated Edison, Inc.	1,399,790
19,416	Constellation Energy Group, Inc.	603,255
55,968	Dominion Resources, Inc.	2,553,820
16,172	DTE Energy Co.	761,378
127,678	Duke Energy Corp.	2,296,927
31,335	Edison International	1,163,155
17,435	Entergy Corp.	1,241,372
63,504	Exelon Corp.	2,651,927
40,196	FirstEnergy Corp.	1,539,511
7,399	Integrys Energy Group, Inc.	362,329
39,850	NextEra Energy, Inc.	2,210,480
4,376	Nicor, Inc.	230,790
26,659	NiSource, Inc.	510,786
16,931	Northeast Utilities	576,331
24,637	NRG Energy, Inc.*	492,494
10,237	Oneok, Inc.	661,003
21,443	Pepco Holdings, Inc.	401,627
37,627	PG&E Corp.	1,733,100
10,424	Pinnacle West Capital Corp.	440,206
46,501	PPL Corp.	1,182,520
28,169	Progress Energy, Inc.	1,287,605
48,667	Public Service Enterprise Group, Inc.	1,591,411
10,913	SCANA Corp.	441,758
23,139	Sempra Energy	1,231,689
80,850	Southern Co.	3,081,194
20,533	TECO Energy, Inc.	371,853
11,257	Wisconsin Energy Corp.	666,414
44,201	Xcel Energy, Inc.	1,058,172
		36,912,618
	Total Common Stocks (Cost $1,028,732,182)	1,165,548,117

Principal Amount
	U.S. Government & Agency Security (a) - 1.3%
	Federal Home Loan Bank
$22,675,090	0.07%, due 03/01/11	22,675,090
	Total U.S. Government & Agency Security (Cost $22,675,090)	22,675,090

	Repurchase Agreements (a)(b) - 13.5%
232,116,223	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $232,119,287	$232,116,223
	Total Repurchase Agreements (Cost $232,116,223)	232,116,223

	Total Investment Securities (Cost $1,283,523,495) — 82.4%	1,420,339,430
	Other assets less liabilities — 17.6%	302,356,590
	Net Assets — 100.0%	$1,722,696,020

*              Non-income producing security.

(a)           A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $460,280,794.

(b)           The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT       Real Estate Investment Trust

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,516,458
Aggregate gross unrealized depreciation	(36,147,433)
Net unrealized appreciation	$133,369,025
Federal income tax cost of investments	$1,286,970,405

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of February 28, 2011:

	Number of	Expiration	Notional Amount	Unrealized
	Contracts	Date	at Value	Appreciation

E-Mini S&P 500 Futures Contracts	3,314	03/18/11	$219,925,325	$9,006,887

Cash collateral in the amount of $18,401,272 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$1,071,597,830	$203,750,397

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	127,294,368	20,900,093

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	152,873,242	1,083,595

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	154,099,915	986,523

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	71,239,083	3,143,972

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	173,213,563	1,094,786

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	309,621,747	54,366,737

		$285,326,103

See accompanying notes to schedules of portfolio investments.

Ultra Russell3000

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 24.9%
	Consumer Discretionary - 2.8%

4	1-800-Flowers.com, Inc., Class A*	$11
7	99 Cents Only Stores*	116
3	A.H. Belo Corp., Class A*	22
10	Aaron’s, Inc.	235
13	Abercrombie & Fitch Co., Class A	746
12	Advance Auto Parts, Inc.	752
13	Aeropostale, Inc.*	337
4	AFC Enterprises, Inc.*	59
50	Amazon.com, Inc.*	8,664
3	Ambassadors Group, Inc.	32
5	American Apparel, Inc.*	6
9	American Axle & Manufacturing Holdings, Inc.*	120
28	American Eagle Outfitters, Inc.	430
6	American Greetings Corp., Class A	130
3	American Public Education, Inc.*	127
1	America’s Car-Mart, Inc.*	25
3	Amerigon, Inc.*	41
4	Ameristar Casinos, Inc.	67
8	AnnTaylor Stores Corp.*	186
17	Apollo Group, Inc., Class A*	769
4	Arbitron, Inc.	159
2	Archipelago Learning, Inc.*	21
2	Arctic Cat, Inc.*	25
4	Asbury Automotive Group, Inc.*	74
8	Ascena Retail Group, Inc.*	250
2	Ascent Media Corp., Class A*	83
2	Audiovox Corp., Class A*	17
12	Autoliv, Inc.	899
9	AutoNation, Inc.*	303
4	AutoZone, Inc.*	1,032
2	Ballantyne Strong, Inc.*	15
8	Bally Technologies, Inc.*	309
5	Barnes & Noble, Inc.	67
1	Beasley Broadcasting Group, Inc., Class A*	6
11	Beazer Homes USA, Inc.*	51
5	bebe stores, inc.	30
37	Bed Bath & Beyond, Inc.*	1,782
13	Belo Corp., Class A*	104
46	Best Buy Co., Inc.	1,483
3	Big 5 Sporting Goods Corp.	42
11	Big Lots, Inc.*	451
3	BJ’s Restaurants, Inc.*	108
2	Blue Nile, Inc.*	114
2	Bluegreen Corp.*	9
1	Blyth, Inc.	34
4	Bob Evans Farms, Inc.	125
1	Body Central Corp.*	17
2	Bon-Ton Stores, Inc. (The)*	31
1	Books-A-Million, Inc.	6
16	BorgWarner, Inc.*	1,242
8	Boyd Gaming Corp.*	86
2	Bravo Brio Restaurant Group, Inc.*	34
3	Bridgepoint Education, Inc.*	56
13	Brinker International, Inc.	307
1	Brookfield Homes Corp.*	15
6	Brown Shoe Co., Inc.	93
13	Brunswick Corp.	299
4	Buckle, Inc. (The)	156
3	Buffalo Wild Wings, Inc.*	159
2	Build-A-Bear Workshop, Inc.*	13
6	Cabela’s, Inc.*	163
34	Cablevision Systems Corp., Class A	1,253
3	California Pizza Kitchen, Inc.*	51
9	Callaway Golf Co.	70
2	Cambium Learning Group, Inc.*	7
2	Capella Education Co.*	115
9	Career Education Corp.*	217
1	Caribou Coffee Co., Inc.*	10
32	CarMax, Inc.*	1,132
1	Carmike Cinemas, Inc.*	7
62	Carnival Corp.	2,646
2	Carrols Restaurant Group, Inc.*	16
8	Carter’s, Inc.*	229
6	Casual Male Retail Group, Inc.*	26
4	Cato Corp. (The), Class A	97
1	Cavco Industries, Inc.*	41
97	CBS Corp., Class B	2,314
3	CEC Entertainment, Inc.*	116
5	Central European Media Enterprises Ltd., Class A*	99
16	Charming Shoppes, Inc.*	52
9	Cheesecake Factory, Inc. (The)*	261
1	Cherokee, Inc.	17
25	Chico’s FAS, Inc.	343
4	Children’s Place Retail Stores, Inc. (The)*	183
4	Chipotle Mexican Grill, Inc.*	980
4	Choice Hotels International, Inc.	154
5	Christopher & Banks Corp.	31
2	Churchill Downs, Inc.	84
8	Cinemark Holdings, Inc.	161
2	Citi Trends, Inc.*	44
8	CKX, Inc.*	28
6	Clear Channel Outdoor Holdings, Inc., Class A*	88
43	Coach, Inc.	2,362
5	Coinstar, Inc.*	213
9	Coldwater Creek, Inc.*	27
9	Collective Brands, Inc.*	205
2	Columbia Sportswear Co.	126
400	Comcast Corp., Class A	10,304
2	Conn’s, Inc.*	9
9	Cooper Tire & Rubber Co.	211
2	Core-Mark Holding Co., Inc.*	68
13	Corinthian Colleges, Inc.*	68
1	CPI Corp.	23
3	Cracker Barrel Old Country Store, Inc.	150
12	CROCS, Inc.*	212
4	Crown Media Holdings, Inc., Class A*	10
1	CSS Industries, Inc.	17
1	Culp, Inc.*	10
3	Cumulus Media, Inc., Class A*	15
40	D.R. Horton, Inc.	474
20	Dana Holding Corp.*	378
20	Darden Restaurants, Inc.	943
6	Deckers Outdoor Corp.*	529
1	Delta Apparel, Inc.*	13
14	Denny’s Corp.*	54
1	Destination Maternity Corp.	45
9	DeVry, Inc.	488
7	Dex One Corp.*	37
13	Dick’s Sporting Goods, Inc.*	483
6	Dillard’s, Inc., Class A	254
3	DineEquity, Inc.*	172
116	DIRECTV, Class A*	5,333
40	Discovery Communications, Inc., Class A*	1,724
28	DISH Network Corp., Class A*	651
10	Dollar General Corp.*	282
18	Dollar Tree, Inc.*	906

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	Domino’s Pizza, Inc.*	$84
2	Dorman Products, Inc.*	69
11	DreamWorks Animation SKG, Inc., Class A*	304
3	Drew Industries, Inc.	69
13	Drugstore.com, Inc.*	26
2	DSW, Inc., Class A*	81
5	E.W. Scripps Co. (The), Class A*	48
38	Eastman Kodak Co.*	129
6	Education Management Corp.*	116
1	Einstein Noah Restaurant Group, Inc.	16
4	Empire Resorts, Inc.*	3
3	Entercom Communications Corp., Class A*	39
7	Entravision Communications Corp., Class A*	16
4	Ethan Allen Interiors, Inc.	88
11	Exide Technologies*	131
29	Expedia, Inc.	576
2	Express, Inc.	36
18	Family Dollar Stores, Inc.	901
3	Federal-Mogul Corp.*	63
7	Finish Line (The), Class A	122
1	Fisher Communications, Inc.*	27
22	Foot Locker, Inc.	437
522	Ford Motor Co.*	7,856
22	Fortune Brands, Inc.	1,361
7	Fossil, Inc.*	537
6	Fred’s, Inc., Class A	83
2	Fuel Systems Solutions, Inc.*	58
7	Furniture Brands International, Inc.*	31
2	G-III Apparel Group Ltd.*	79
2	Gaiam, Inc., Class A	15
22	GameStop Corp., Class A*	439
34	Gannett Co., Inc.	561
61	Gap, Inc. (The)	1,374
16	Garmin Ltd.	543
5	Gaylord Entertainment Co.*	180
3	Genesco, Inc.*	119
20	Gentex Corp.	606
23	Genuine Parts Co.	1,212
2	Global Sources Ltd.*	23
35	Goodyear Tire & Rubber Co. (The)*	496
1	Gordmans Stores, Inc.*	15
4	Grand Canyon Education, Inc.*	64
7	Gray Television, Inc.*	16
3	Group 1 Automotive, Inc.	127
9	Guess?, Inc.	408
44	H&R Block, Inc.	668
14	Hanesbrands, Inc.*	363
34	Harley-Davidson, Inc.	1,388
10	Harman International Industries, Inc.	486
6	Harte-Hanks, Inc.	76
17	Hasbro, Inc.	763
3	Haverty Furniture Cos., Inc.	40
4	Helen of Troy Ltd.*	112
2	hhgregg, Inc.*	30
4	Hibbett Sports, Inc.*	126
9	Hillenbrand, Inc.	196
241	Home Depot, Inc.	9,030
2	Hooker Furniture Corp.	27
6	HOT Topic, Inc.	32
9	Hovnanian Enterprises, Inc., Class A*	37
6	HSN, Inc.*	195
6	Hyatt Hotels Corp., Class A*	274
10	Iconix Brand Group, Inc.*	221
42	International Game Technology	691
4	International Speedway Corp., Class A	111
70	Interpublic Group of Cos., Inc. (The)*	924
6	Interval Leisure Group, Inc.*	101
3	iRobot Corp.*	86
3	Isle of Capri Casinos, Inc.*	28
4	ITT Educational Services, Inc.*	303
8	J. Crew Group, Inc.*	345
34	J.C. Penney Co., Inc.	1,189
7	Jack in the Box, Inc.*	154
4	Jakks Pacific, Inc.*	75
8	Jamba, Inc.*	18
13	Jarden Corp.	427
4	Jo-Ann Stores, Inc.*	243
6	Joe’s Jeans, Inc.*	7
6	John Wiley & Sons, Inc., Class A	287
96	Johnson Controls, Inc.	3,917
1	Johnson Outdoors, Inc., Class A*	15
12	Jones Group, Inc. (The)	160
4	JoS. A. Bank Clothiers, Inc.*	184
6	Journal Communications, Inc., Class A*	37
4	K12, Inc.*	135
11	KB Home	146
1	Kenneth Cole Productions, Inc., Class A*	13
2	Kid Brands, Inc.*	19
2	Kirkland’s, Inc.*	31
4	Knology, Inc.*	56
44	Kohl’s Corp.*	2,371
8	Krispy Kreme Doughnuts, Inc.*	50
4	K-Swiss, Inc., Class A*	40
1	Lacrosse Footwear, Inc.	17
8	Lamar Advertising Co., Class A*	310
45	Las Vegas Sands Corp.*	2,099
7	La-Z-Boy, Inc.*	70
5	Leapfrog Enterprises, Inc.*	22
7	Lear Corp.*	741
1	Learning Tree International, Inc.	9
6	Lee Enterprises, Inc.*	18
21	Leggett & Platt, Inc.	484
23	Lennar Corp., Class A	464
3	Libbey, Inc.*	52
34	Liberty Global, Inc., Class A*	1,431
10	Liberty Media Corp. - Capital, Class A*	726
85	Liberty Media Corp. - Interactive, Class A*	1,365
7	Liberty Media Corp. - Starz, Class A*	491
6	Life Time Fitness, Inc.*	230
1	Lifetime Brands, Inc.*	12
38	Limited Brands, Inc.	1,217
4	LIN TV Corp., Class A*	24
2	Lincoln Educational Services Corp.	31
10	Lions Gate Entertainment Corp.*	61
3	Lithia Motors, Inc., Class A	45
20	Live Nation Entertainment, Inc.*	213
13	Liz Claiborne, Inc.*	67
20	LKQ Corp.*	475
4	LodgeNet Interactive Corp.*	14
205	Lowe’s Cos., Inc.	5,365
3	Lumber Liquidators Holdings, Inc.*	70
3	M/I Homes, Inc.*	40
2	Mac-Gray Corp.	32
60	Macy’s, Inc.	1,434
9	Madison Square Garden, Inc., Class A*	257
3	Maidenform Brands, Inc.*	81

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3	Marcus Corp.	$39
1	Marine Products Corp.*	7
3	MarineMax, Inc.*	27
39	Marriott International, Inc., Class A	1,529
4	Martha Stewart Living Omnimedia, Class A*	16
52	Mattel, Inc.	1,303
4	Matthews International Corp., Class A	149
8	McClatchy Co. (The), Class A*	32
2	McCormick & Schmick’s Seafood Restaurants, Inc.*	21
153	McDonald’s Corp.	11,579
45	McGraw-Hill Cos., Inc. (The)	1,741
5	MDC Holdings, Inc.	131
3	Media General, Inc., Class A*	21
6	Mediacom Communications Corp., Class A*	53
7	Men’s Wearhouse, Inc. (The)	187
5	Meredith Corp.	176
5	Meritage Homes Corp.*	129
43	MGM Resorts International*	599
2	Midas, Inc.*	15
7	Modine Manufacturing Co.*	104
8	Mohawk Industries, Inc.*	465
1	Monarch Casino & Resort, Inc.*	10
4	Monro Muffler Brake, Inc.	131
3	Morgans Hotel Group Co.*	27
3	Morningstar, Inc.	176
2	Movado Group, Inc.*	28
4	Multimedia Games, Inc.*	22
1	National American University Holdings, Inc.	7
8	National CineMedia, Inc.	151
6	NetFlix, Inc.*	1,240
4	New York & Co., Inc.*	28
19	New York Times Co. (The), Class A*	198
41	Newell Rubbermaid, Inc.	793
325	News Corp., Class A	5,645
2	Nexstar Broadcasting Group, Inc., Class A*	14
51	NIKE, Inc., Class B	4,541
24	Nordstrom, Inc.	1,086
4	Nutrisystem, Inc.	53
1	NVR, Inc.*	728
3	O’Charleys, Inc.*	19
39	Office Depot, Inc.*	207
12	OfficeMax, Inc.*	165
44	Omnicom Group, Inc.	2,240
3	Orbitz Worldwide, Inc.*	11
20	O’Reilly Automotive, Inc.*	1,112
15	Orient-Express Hotels Ltd., Class A*	189
2	Outdoor Channel Holdings, Inc.*	16
2	Overstock.com, Inc.*	30
2	Oxford Industries, Inc.	48
3	P.F. Chang’s China Bistro, Inc.	139
9	Pacific Sunwear of California, Inc.*	41
4	Panera Bread Co., Class A*	467
3	Papa John’s International, Inc.*	88
2	Peet’s Coffee & Tea, Inc.*	86
10	Penn National Gaming, Inc.*	358
6	Penske Automotive Group, Inc.*	122
7	PEP Boys-Manny Moe & Jack	88
1	Perry Ellis International, Inc.*	29
3	PetMed Express, Inc.	45
17	PetSmart, Inc.	695
8	Phillips-Van Heusen Corp.	480
15	Pier 1 Imports, Inc.*	151
9	Pinnacle Entertainment, Inc.*	118
3	Playboy Enterprises, Inc., Class B*	18
4	Polaris Industries, Inc.	302
8	Polo Ralph Lauren Corp.	1,014
7	Pool Corp.	175
1	Pre-Paid Legal Services, Inc.*	66
7	priceline.com, Inc.*	3,177
2	PRIMEDIA, Inc.	9
3	Princeton Review, Inc.*	3
48	PulteGroup, Inc.*	331
18	Quiksilver, Inc.*	78
1	R.G. Barry Corp.	11
4	Radio One, Inc., Class D*	9
15	RadioShack Corp.	222
3	RC2 Corp.*	65
1	ReachLocal, Inc.*	19
2	Red Lion Hotels Corp.*	17
2	Red Robin Gourmet Burgers, Inc.*	48
11	Regal Entertainment Group, Class A	164
8	Regis Corp.	140
9	Rent-A-Center, Inc.	298
1	Rentrak Corp.*	26
3	Retail Ventures, Inc.*	53
17	Ross Stores, Inc.	1,225
19	Royal Caribbean Cruises Ltd.*	832
9	Ruby Tuesday, Inc.*	120
2	Rue21, Inc.*	70
4	Ruth’s Hospitality Group, Inc.*	20
6	Ryland Group, Inc.	104
19	Saks, Inc.*	233
13	Sally Beauty Holdings, Inc.*	169
4	Scholastic Corp.	126
9	Scientific Games Corp., Class A*	81
13	Scripps Networks Interactive, Inc., Class A	675
7	Sealy Corp.*	20
6	Sears Holdings Corp.*	500
8	Select Comfort Corp.*	89
34	Service Corp. International	371
1	Shiloh Industries, Inc.	12
1	Shoe Carnival, Inc.*	26
8	Shuffle Master, Inc.*	75
4	Shutterfly, Inc.*	171
12	Signet Jewelers Ltd.*	526
6	Sinclair Broadcast Group, Inc., Class A	78
553	Sirius XM Radio, Inc.*	1,001
5	Skechers U.S.A., Inc., Class A*	104
1	Skyline Corp.	20
9	Smith & Wesson Holding Corp.*	36
6	Sonic Automotive, Inc., Class A	86
9	Sonic Corp.*	80
10	Sotheby’s	492
5	Spartan Motors, Inc.	32
2	Speedway Motorsports, Inc.	29
5	Stage Stores, Inc.	87
3	Standard Motor Products, Inc.	35
15	Standard Pacific Corp.*	60
23	Stanley Black & Decker, Inc.	1,744
104	Staples, Inc.	2,215
106	Starbucks Corp.	3,496
27	Starwood Hotels & Resorts Worldwide, Inc.	1,650
4	Stein Mart, Inc.	33
2	Steiner Leisure Ltd.*	94
1	Steinway Musical Instruments, Inc.*	21
3	Steven Madden Ltd.*	129

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12	Stewart Enterprises, Inc., Class A	$91
2	Stoneridge, Inc.*	30
2	Strayer Education, Inc.	275
3	Sturm Ruger & Co., Inc.	54
2	Summer Infant, Inc.*	15
3	Superior Industries International, Inc.	60
2	SuperMedia, Inc.*	17
2	Systemax, Inc.*	27
10	Talbots, Inc.*	62
105	Target Corp.	5,518
10	Tempur-Pedic International, Inc.*	469
9	Tenneco, Inc.*	359
2	Tesla Motors, Inc.*	48
8	Texas Roadhouse, Inc.*	136
53	Thomson Reuters Corp.	2,091
5	Thor Industries, Inc.	166
18	Tiffany & Co.	1,108
6	Timberland Co. (The), Class A*	222
50	Time Warner Cable, Inc.	3,609
162	Time Warner, Inc.	6,188
58	TJX Cos., Inc.	2,892
21	Toll Brothers, Inc.*	446
1	Tower International, Inc.*	17
10	Tractor Supply Co.	521
4	True Religion Apparel, Inc.*	95
11	TRW Automotive Holdings Corp.*	625
4	Tuesday Morning Corp.*	19
9	Tupperware Brands Corp.	483
2	U.S. Auto Parts Network, Inc.*	16
4	Ulta Salon Cosmetics & Fragrance, Inc.*	167
5	Under Armour, Inc., Class A*	331
2	Unifi, Inc.*	38
2	Universal Electronics, Inc.*	54
3	Universal Technical Institute, Inc.	55
17	Urban Outfitters, Inc.*	652
5	Vail Resorts, Inc.*	244
7	Valassis Communications, Inc.*	198
2	Vera Bradley, Inc.*	69
13	VF Corp.	1,244
86	Viacom, Inc., Class B	3,841
47	Virgin Media, Inc.	1,280
1	Vitacost.com, Inc.*^	—
2	Vitamin Shoppe, Inc.*	70
3	Volcom, Inc.	54
279	Walt Disney Co. (The)	12,203
6	Warnaco Group, Inc. (The)*	352
6	Warner Music Group Corp.*	36
1	Washington Post Co. (The), Class B	433
5	Weight Watchers International, Inc.	306
47	Wendy’s/Arby’s Group, Inc., Class A	224
2	West Marine, Inc.*	21
1	Westwood One, Inc.*	7
14	Wet Seal, Inc. (The), Class A*	56
1	Weyco Group, Inc.	25
11	Whirlpool Corp.	907
14	Williams-Sonoma, Inc.	505
4	Winnebago Industries, Inc.*	58
8	WMS Industries, Inc.*	318
7	Wolverine World Wide, Inc.	257
3	World Wrestling Entertainment, Inc., Class A	39
26	Wyndham Worldwide Corp.	813
11	Wynn Resorts Ltd.	1,352
67	Yum! Brands, Inc.	3,372
3	Zumiez, Inc.*	78
		243,266
	Consumer Staples - 2.2%

12	Alberto-Culver Co.	447
1	Alico, Inc.	27
13	Alliance One International, Inc.*	47
296	Altria Group, Inc.	7,510
3	Andersons, Inc. (The)	144
92	Archer-Daniels-Midland Co.	3,421
61	Avon Products, Inc.	1,696
7	B&G Foods, Inc.	105
8	BJ’s Wholesale Club, Inc.*	387
1	Boston Beer Co., Inc., Class A*	93
15	Brown-Forman Corp., Class B	1,037
21	Bunge Ltd.	1,516
2	Calavo Growers, Inc.	46
2	Cal-Maine Foods, Inc.	58
26	Campbell Soup Co.	875
5	Casey’s General Stores, Inc.	205
10	Central European Distribution Corp.*	229
8	Central Garden and Pet Co., Class A*	74
6	Chiquita Brands International, Inc.*	103
10	Church & Dwight Co., Inc.	754
20	Clorox Co.	1,355
1	Coca-Cola Bottling Co. Consolidated	58
300	Coca-Cola Co. (The)	19,176
48	Coca-Cola Enterprises, Inc.	1,262
70	Colgate-Palmolive Co.	5,496
63	ConAgra Foods, Inc.	1,459
26	Constellation Brands, Inc., Class A*	528
11	Corn Products International, Inc.	537
63	Costco Wholesale Corp.	4,712
194	CVS Caremark Corp.	6,414
15	Darling International, Inc.*	208
26	Dean Foods Co.*	275
28	Del Monte Foods Co.	530
3	Diamond Foods, Inc.	153
5	Dole Food Co., Inc.*	74
32	Dr. Pepper Snapple Group, Inc.	1,154
3	Elizabeth Arden, Inc.*	87
10	Energizer Holdings, Inc.*	668
16	Estee Lauder Cos., Inc. (The), Class A	1,511
1	Farmer Bros Co.	13
3	Female Health Co. (The)	15
11	Flowers Foods, Inc.	293
6	Fresh Del Monte Produce, Inc.	172
2	Fresh Market, Inc. (The)*	82
94	General Mills, Inc.	3,491
16	Green Mountain Coffee Roasters, Inc.*	653
45	H. J. Heinz Co.	2,260
6	Hain Celestial Group, Inc. (The)*	179
9	Hansen Natural Corp.*	518
1	Harbinger Group, Inc.*	5
13	Heckmann Corp.*	74
9	Herbalife Ltd.	706
22	Hershey Co. (The)	1,151
20	Hormel Foods Corp.	548
2	Imperial Sugar Co.	22
2	Ingles Markets, Inc., Class A	38
2	Inter Parfums, Inc.	36
2	J&J Snack Foods Corp.	88
17	J.M. Smucker Co. (The)	1,170
1	John B. Sanfilippo & Son, Inc.*	12
37	Kellogg Co.	1,982
59	Kimberly-Clark Corp.	3,888
228	Kraft Foods, Inc., Class A	7,260
92	Kroger Co. (The)	2,107

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3	Lancaster Colony Corp.	$173
1	Lifeway Foods, Inc.*	9
1	Limoneira Co.	23
22	Lorillard, Inc.	1,689
19	McCormick & Co., Inc. (Non-Voting)	905
29	Mead Johnson Nutrition Co.	1,736
2	Medifast, Inc.*	46
2	MGP Ingredients, Inc.	18
19	Molson Coors Brewing Co., Class B	869
2	Nash Finch Co.	81
2	National Beverage Corp.	25
1	Nature’s Sunshine Products, Inc.*	8
7	Nu Skin Enterprises, Inc., Class A	223
1	Nutraceutical International Corp.*	15
1	Oil-Dri Corp. of America	20
3	Pantry, Inc. (The)*	47
230	PepsiCo, Inc.	14,587
264	Philip Morris International, Inc.	16,574
7	Pilgrim’s Pride Corp.*	54
6	Prestige Brands Holdings, Inc.*	66
2	Pricesmart, Inc.	71
1	Primo Water Corp.*	13
410	Procter & Gamble Co. (The)	25,851
8	Ralcorp Holdings, Inc.*	519
2	Revlon, Inc., Class A*	30
48	Reynolds American, Inc.	1,647
79	Rite Aid Corp.*	104
6	Ruddick Corp.	220
55	Safeway, Inc.	1,200
3	Sanderson Farms, Inc.	124
89	Sara Lee Corp.	1,524
2	Schiff Nutrition International, Inc.	17
1	Seneca Foods Corp., Class A*	28
9	Smart Balance, Inc.*	39
20	Smithfield Foods, Inc.*	463
4	Snyder’s-Lance, Inc.	73
3	Spartan Stores, Inc.	45
3	Spectrum Brands Holdings, Inc.*	86
14	Star Scientific, Inc.*	25
30	SUPERVALU, Inc.	259
1	Susser Holdings Corp.*	14
3	Synutra International, Inc.*	37
84	Sysco Corp.	2,334
3	Tootsie Roll Industries, Inc.	86
5	TreeHouse Foods, Inc.*	261
42	Tyson Foods, Inc., Class A	782
7	United Natural Foods, Inc.*	297
3	Universal Corp.	125
1	USANA Health Sciences, Inc.*	35
6	Vector Group Ltd.	101
1	Village Super Market, Inc., Class A	30
132	Walgreen Co.	5,721
276	Wal-Mart Stores, Inc.	14,347
2	WD-40 Co.	81
2	Weis Markets, Inc.	79
20	Whole Foods Market, Inc.	1,171
8	Winn-Dixie Stores, Inc.*	56
		186,257
	Energy - 3.0%

11	Abraxas Petroleum Corp.*	66
1	Alon USA Energy, Inc.	11
17	Alpha Natural Resources, Inc.*	922
1	Amyris, Inc.*	32
70	Anadarko Petroleum Corp.	5,728
54	Apache Corp.	6,729
1	Apco Oil and Gas International, Inc.	81
2	Approach Resources, Inc.*	65
23	Arch Coal, Inc.	771
1	Atlas Energy LP	12
6	ATP Oil & Gas Corp.*	122
8	Atwood Oceanics, Inc.*	364
61	Baker Hughes, Inc.	4,334
3	Basic Energy Services, Inc.*	58
7	Berry Petroleum Co., Class A	364
7	Bill Barrett Corp.*	272
14	BPZ Resources, Inc.*	91
17	Brigham Exploration Co.*	622
5	Bristow Group, Inc.*	240
15	Cabot Oil & Gas Corp.	685
13	Cal Dive International, Inc.*	89
5	Callon Petroleum Co.*	42
7	CAMAC Energy, Inc.*	12
35	Cameron International Corp.*	2,070
3	CARBO Ceramics, Inc.	372
5	Carrizo Oil & Gas, Inc.*	186
8	Cheniere Energy, Inc.*	83
93	Chesapeake Energy Corp.	3,312
286	Chevron Corp.	29,672
12	Cimarex Energy Co.	1,394
1	Clayton Williams Energy, Inc.*	106
7	Clean Energy Fuels Corp.*	98
4	Cloud Peak Energy, Inc.*	82
10	Cobalt International Energy, Inc.*	157
11	Complete Production Services, Inc.*	317
7	Comstock Resources, Inc.*	186
15	Concho Resources, Inc.*	1,598
212	ConocoPhillips	16,508
32	CONSOL Energy, Inc.	1,623
2	Contango Oil & Gas Co.*	123
4	Continental Resources, Inc.*	278
6	Core Laboratories N.V.	620
6	Crosstex Energy, Inc.	62
4	CVR Energy, Inc.*	76
1	Dawson Geophysical Co.*	50
2	Delek U.S. Holdings, Inc.	22
26	Delta Petroleum Corp.*	30
57	Denbury Resources, Inc.*	1,381
64	Devon Energy Corp.	5,852
7	DHT Holdings, Inc.	33
10	Diamond Offshore Drilling, Inc.	782
12	Dresser-Rand Group, Inc.*	591
5	Dril-Quip, Inc.*	384
100	El Paso Corp.	1,860
3	Endeavour International Corp.*	41
4	Energy Partners Ltd.*	65
10	Energy XXI Bermuda Ltd.*	345
36	EOG Resources, Inc.	4,043
21	EQT Corp.	1,035
2	Evolution Petroleum Corp.*	17
21	EXCO Resources, Inc.	430
9	Exterran Holdings, Inc.*	204
725	Exxon Mobil Corp.	62,009
17	FMC Technologies, Inc.*	1,599
16	Forest Oil Corp.*	568
15	Frontier Oil Corp.*	418
7	Frontline Ltd.	189
6	FX Energy, Inc.*	69
8	Gastar Exploration Ltd.*	40
11	General Maritime Corp.	31
2	GeoResources, Inc.*	63
1	Global Geophysical Services, Inc.*	14
14	Global Industries Ltd.*	126
7	GMX Resources, Inc.*	36

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	Golar LNG Ltd.	$95
3	Goodrich Petroleum Corp.*	61
3	Green Plains Renewable Energy, Inc.*	37
2	Gulf Island Fabrication, Inc.	62
3	GulfMark Offshore, Inc., Class A*	133
4	Gulfport Energy Corp.*	118
1	Hallador Energy Co.	10
129	Halliburton Co.	6,055
5	Harvest Natural Resources, Inc.*	74
15	Helix Energy Solutions Group, Inc.*	231
13	Helmerich & Payne, Inc.	845
16	Hercules Offshore, Inc.*	79
42	Hess Corp.	3,655
6	Holly Corp.	343
3	Hornbeck Offshore Services, Inc.*	85
3	Houston American Energy Corp.	48
19	International Coal Group, Inc.*	188
18	ION Geophysical Corp.*	231
4	James River Coal Co.*	84
18	Key Energy Services, Inc.*	279
3	Knightsbridge Tankers Ltd.	73
25	Kodiak Oil & Gas Corp.*	189
3	L&L Energy, Inc.*	23
4	Lufkin Industries, Inc.	313
8	Magnum Hunter Resources Corp.*	57
101	Marathon Oil Corp.	5,010
15	Massey Energy Co.	950
4	Matrix Service Co.*	56
33	McDermott International, Inc.*	757
14	McMoRan Exploration Co.*	245
3	Miller Petroleum, Inc.*	16
27	Murphy Oil Corp.	1,985
41	Nabors Industries Ltd.*	1,167
60	National Oilwell Varco, Inc.	4,774
2	Natural Gas Services Group, Inc.*	39
19	Newfield Exploration Co.*	1,383
13	Newpark Resources, Inc.*	91
25	Noble Energy, Inc.	2,316
7	Nordic American Tanker Shipping	171
8	Northern Oil and Gas, Inc.*	254
7	Oasis Petroleum, Inc.*	242
116	Occidental Petroleum Corp.	11,829
8	Oceaneering International, Inc.*	669
7	Oil States International, Inc.*	510
4	Overseas Shipholding Group, Inc.	135
1	OYO Geospace Corp.*	102
1	Panhandle Oil and Gas, Inc., Class A	29
17	Parker Drilling Co.*	89
11	Patriot Coal Corp.*	260
22	Patterson-UTI Energy, Inc.	601
38	Peabody Energy Corp.	2,489
6	Penn Virginia Corp.	98
43	Petrohawk Energy Corp.*	929
3	Petroleum Development Corp.*	141
8	Petroquest Energy, Inc.*	69
2	PHI, Inc. (Non-Voting)*	43
8	Pioneer Drilling Co.*	91
16	Pioneer Natural Resources Co.	1,637
20	Plains Exploration & Production Co.*	783
25	Pride International, Inc.*	1,038
25	QEP Resources, Inc.	989
17	Quicksilver Resources, Inc.*	263
8	RAM Energy Resources, Inc.*	14
23	Range Resources Corp.	1,249
31	Rentech, Inc.*	40
5	Resolute Energy Corp.*	91
1	REX American Resources Corp.*	15
5	Rex Energy Corp.*	63
8	Rosetta Resources, Inc.*	363
18	Rowan Cos., Inc.*	768
6	RPC, Inc.	117
51	SandRidge Energy, Inc.*	551
194	Schlumberger Ltd.	18,123
2	Scorpio Tankers, Inc.*	21
3	SEACOR Holdings, Inc.	284
6	Ship Finance International Ltd.	125
9	SM Energy Co.	652
18	Southern Union Co.	513
49	Southwestern Energy Co.*	1,935
92	Spectra Energy Corp.	2,461
6	Stone Energy Corp.*	182
17	Sunoco, Inc.	712
11	Superior Energy Services, Inc.*	421
6	Swift Energy Co.*	258
10	Syntroleum Corp.*	16
6	Teekay Corp.	206
5	Teekay Tankers Ltd., Class A	53
4	Tesco Corp.*	74
20	Tesoro Corp.*	476
11	Tetra Technologies, Inc.*	152
7	Tidewater, Inc.	435
21	TransAtlantic Petroleum Ltd.*	68
22	Ultra Petroleum Corp.*	998
2	Union Drilling, Inc.*	15
6	Unit Corp.*	357
9	Uranium Energy Corp.*	51
16	USEC, Inc.*	85
7	Vaalco Energy, Inc.*	56
80	Valero Energy Corp.	2,254
22	Vantage Drilling Co.*	46
3	Venoco, Inc.*	55
5	W&T Offshore, Inc.	128
10	Warren Resources, Inc.*	49
105	Weatherford International Ltd.*	2,539
7	Western Refining, Inc.*	114
17	Whiting Petroleum Corp.*	1,111
7	Willbros Group, Inc.*	80
83	Williams Cos., Inc. (The)	2,520
10	World Fuel Services Corp.	414
		259,890
	Financials - 4.1%

2	1st Source Corp.	39
3	1st United Bancorp, Inc./FL*	19
3	Abington Bancorp, Inc.	37
6	Acadia Realty Trust (REIT)	119
48	ACE Ltd.	3,036
8	Advance America Cash Advance Centers, Inc.	43
7	Affiliated Managers Group, Inc.*	747
67	Aflac, Inc.	3,944
1	Agree Realty Corp. (REIT)	26
8	Alexandria Real Estate Equities, Inc. (REIT)	642
1	Alleghany Corp.*	341
1	Alliance Financial Corp./NY	32
5	Allied World Assurance Co. Holdings Ltd.	309
77	Allstate Corp. (The)	2,447
14	Alterra Capital Holdings Ltd.	303
24	AMB Property Corp. (REIT)	873
9	American Campus Communities, Inc. (REIT)	301

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13	American Capital Agency Corp. (REIT)	$383
48	American Capital Ltd.*	448
8	American Equity Investment Life Holding Co.	106
149	American Express Co.	6,492
12	American Financial Group, Inc./OH	416
17	American International Group, Inc.*	630
1	American National Bankshares, Inc.	22
1	American National Insurance Co.	81
1	American Safety Insurance Holdings Ltd.*	21
37	Ameriprise Financial, Inc.	2,343
3	Ameris Bancorp*	30
3	AMERISAFE, Inc.*	60
1	Ames National Corp.	19
3	AmTrust Financial Services, Inc.	58
113	Annaly Capital Management, Inc. (REIT)	2,026
17	Anworth Mortgage Asset Corp. (REIT)	121
47	AON Corp.	2,474
17	Apartment Investment & Management Co., Class A (REIT)	436
2	Apollo Commercial Real Estate Finance, Inc. (REIT)	34
28	Apollo Investment Corp.	346
7	Arch Capital Group Ltd.*	634
27	Ares Capital Corp.	481
4	Argo Group International Holdings Ltd.	152
1	Arlington Asset Investment Corp., Class A	28
1	Arrow Financial Corp.	25
15	Arthur J. Gallagher & Co.	471
4	Artio Global Investors, Inc.	63
6	Ashford Hospitality Trust, Inc. (REIT)*	62
10	Aspen Insurance Holdings Ltd.	296
2	Asset Acceptance Capital Corp.*	12
25	Associated Banc-Corp	362
6	Associated Estates Realty Corp. (REIT)	97
16	Assurant, Inc.	650
26	Assured Guaranty Ltd.	378
2	Asta Funding, Inc.	17
12	Astoria Financial Corp.	168
12	AvalonBay Communities, Inc. (REIT)	1,452
1	Avatar Holdings, Inc.*	21
17	Axis Capital Holdings Ltd.	617
1	Baldwin & Lyons, Inc., Class B	24
1	Bancfirst Corp.	42
4	Banco Latinoamericano de Comercio Exterior S.A., Class E	67
1	Bancorp Rhode Island, Inc.	32
3	Bancorp, Inc. (The)/DE*	25
12	BancorpSouth, Inc.	191
6	Bank Mutual Corp.	28
1,428	Bank of America Corp.	20,406
7	Bank of Hawaii Corp.	330
1	Bank of Marin Bancorp	36
173	Bank of New York Mellon Corp. (The)	5,257
2	Bank of the Ozarks, Inc.	86
3	BankFinancial Corp.	26
98	BB&T Corp.	2,705
5	Beneficial Mutual Bancorp, Inc.*	45
246	Berkshire Hathaway, Inc., Class B*	21,471
2	Berkshire Hills Bancorp, Inc.	45
8	BGC Partners, Inc., Class A	76
19	BioMed Realty Trust, Inc. (REIT)	345
10	BlackRock Kelso Capital Corp.	124
13	BlackRock, Inc.	2,652
1	BofI Holding, Inc.*	15
4	BOK Financial Corp.	205
11	Boston Private Financial Holdings, Inc.	78
20	Boston Properties, Inc. (REIT)	1,918
19	Brandywine Realty Trust (REIT)	234
9	BRE Properties, Inc. (REIT)	428
1	Bridge Bancorp, Inc.	22
8	Brookline Bancorp, Inc.	83
16	Brown & Brown, Inc.	418
1	Bryn Mawr Bank Corp.	21
3	Calamos Asset Management, Inc., Class A	50
1	Camden National Corp.	34
9	Camden Property Trust (REIT)	533
4	Campus Crest Communities, Inc. (REIT)	57
2	Capital City Bank Group, Inc.	25
65	Capital One Financial Corp.	3,235
46	CapitalSource, Inc.	349
6	Capitol Federal Financial, Inc.	76
8	CapLease, Inc. (REIT)	43
10	Capstead Mortgage Corp. (REIT)	131
4	Cardinal Financial Corp.	45
4	Cash America International, Inc.	171
11	Cathay General Bancorp	195
41	CB Richard Ellis Group, Inc., Class A*	1,027
20	CBL & Associates Properties, Inc. (REIT)	357
2	CBOE Holdings, Inc.	59
8	Cedar Shopping Centers, Inc. (REIT)	48
5	Center Financial Corp.*	40
4	CenterState Banks, Inc.	29
141	Charles Schwab Corp. (The)	2,675
2	Chatham Lodging Trust (REIT)	35
3	Chemical Financial Corp.	60
2	Chesapeake Lodging Trust (REIT)	37
143	Chimera Investment Corp. (REIT)	616
43	Chubb Corp.	2,609
21	Cincinnati Financial Corp.	715
28	CIT Group, Inc.*	1,213
3,011	Citigroup, Inc.*	14,091
2	Citizens & Northern Corp.	31
56	Citizens Republic Bancorp, Inc.*	47
5	Citizens, Inc./TX*	37
2	City Holding Co.	69
6	City National Corp./CA	353
1	Clifton Savings Bancorp, Inc.	11
9	CME Group, Inc.	2,802
4	CNA Financial Corp.	118
3	CNA Surety Corp.*	76
2	CNB Financial Corp./PA	28
32	CNO Financial Group, Inc.*	232
5	CoBiz Financial, Inc.	33
6	Cogdell Spencer, Inc. (REIT)	38
2	Cohen & Steers, Inc.	58
11	Colonial Properties Trust (REIT)	217
2	Colony Financial, Inc. (REIT)	43
6	Columbia Banking System, Inc.	119
25	Comerica, Inc.	973

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11	Commerce Bancshares, Inc./MO	$442
10	CommonWealth REIT (REIT)	287
5	Community Bank System, Inc.	126
2	Community Trust Bancorp, Inc.	57
5	Compass Diversified Holdings	81
2	CompuCredit Holdings Corp.*	13
1	Consolidated-Tomoka Land Co.	34
3	Coresite Realty Corp. (REIT)	47
10	Corporate Office Properties Trust (REIT)	359
13	Cousins Properties, Inc. (REIT)	110
5	Cowen Group, Inc., Class A*	21
3	Crawford & Co., Class B*	13
1	Credit Acceptance Corp.*	71
2	CreXus Investment Corp. (REIT)	26
7	Cullen/Frost Bankers, Inc.	410
13	CVB Financial Corp.	109
10	Cypress Sharpridge Investments, Inc. (REIT)	125
3	Danvers Bancorp, Inc.	66
35	DCT Industrial Trust, Inc. (REIT)	197
7	Delphi Financial Group, Inc., Class A	217
28	Developers Diversified Realty Corp. (REIT)	400
24	DiamondRock Hospitality Co. (REIT)*	282
12	Digital Realty Trust, Inc. (REIT)	706
4	Dime Community Bancshares, Inc.	62
77	Discover Financial Services	1,675
6	Dollar Financial Corp.*	118
2	Donegal Group, Inc., Class A	26
3	Doral Financial Corp.*	4
17	Douglas Emmett, Inc. (REIT)	319
4	Duff & Phelps Corp., Class A	63
36	Duke Realty Corp. (REIT)	507
6	DuPont Fabros Technology, Inc. (REIT)	147
4	Dynex Capital, Inc. (REIT)	42
31	E*Trade Financial Corp.*	495
2	Eagle Bancorp, Inc.*	30
21	East West Bancorp, Inc.	488
4	EastGroup Properties, Inc. (REIT)	182
17	Eaton Vance Corp.	532
10	Education Realty Trust, Inc. (REIT)	82
3	eHealth, Inc.*	38
1	EMC Insurance Group, Inc.	24
6	Employers Holdings, Inc.	121
1	Encore Bancshares, Inc.*	12
2	Encore Capital Group, Inc.*	54
6	Endurance Specialty Holdings Ltd.	298
1	Enstar Group Ltd.*	84
2	Enterprise Financial Services Corp.	26
7	Entertainment Properties Trust (REIT)	334
2	Epoch Holding Corp.	31
4	Equity Lifestyle Properties, Inc. (REIT)	232
6	Equity One, Inc. (REIT)	115
40	Equity Residential (REIT)	2,204
4	Erie Indemnity Co., Class A	279
1	ESB Financial Corp.	14
2	ESSA Bancorp, Inc.	26
4	Essex Property Trust, Inc. (REIT)	495
2	Evercore Partners, Inc., Class A	69
8	Everest Re Group Ltd.	709
2	Excel Trust, Inc. (REIT)	24
12	Extra Space Storage, Inc. (REIT)	237
7	EZCORP, Inc., Class A*	201
2	FBL Financial Group, Inc., Class A	62
7	FBR Capital Markets Corp.*	26
1	Federal Agricultural Mortgage Corp., Class C	20
9	Federal Realty Investment Trust (REIT)	758
13	Federated Investors, Inc., Class B	358
14	FelCor Lodging Trust, Inc. (REIT)*	106
33	Fidelity National Financial, Inc., Class A	457
9	Fifth Street Finance Corp.	124
131	Fifth Third Bancorp	1,913
2	Financial Engines, Inc.*	49
2	Financial Institutions, Inc.	39
15	First American Financial Corp.	236
1	First Bancorp, Inc./ME	15
4	First BanCorp./Puerto Rico*	19
2	First Bancorp/NC	29
9	First Busey Corp.	46
4	First Cash Financial Services, Inc.*	131
1	First Citizens BancShares, Inc./NC, Class A	202
15	First Commonwealth Financial Corp.	98
2	First Community Bancshares, Inc./VA	25
8	First Financial Bancorp	135
3	First Financial Bankshares, Inc.	151
2	First Financial Corp./IN	65
2	First Financial Holdings, Inc.	21
37	First Horizon National Corp.*	425
9	First Industrial Realty Trust, Inc. (REIT)*	101
2	First Interstate BancSystem, Inc.	29
8	First Marblehead Corp. (The)*	19
4	First Merchants Corp.	36
11	First Midwest Bancorp, Inc./IL	133
30	First Niagara Financial Group, Inc.	434
1	First of Long Island Corp. (The)	27
7	First Potomac Realty Trust (REIT)	113
1	First South Bancorp, Inc./NC	5
15	FirstMerit Corp.	256
10	Flagstar Bancorp, Inc.*	17
6	Flagstone Reinsurance Holdings S.A.	68
4	Flushing Financial Corp.	57
17	FNB Corp./PA	171
18	Forest City Enterprises, Inc., Class A*	340
5	Forestar Group, Inc.*	96
1	Fox Chase Bancorp, Inc.	13
1	FPIC Insurance Group, Inc.*	38
21	Franklin Resources, Inc.	2,638
10	Franklin Street Properties Corp. (REIT)	150
28	Fulton Financial Corp.	305
1	GAMCO Investors, Inc., Class A	46
58	General Growth Properties, Inc. (REIT)*	923
70	Genworth Financial, Inc., Class A*	926
2	German American Bancorp, Inc.	35
3	Getty Realty Corp. (REIT)	88
9	GFI Group, Inc.	45
10	Glacier Bancorp, Inc.	156
3	Gladstone Capital Corp.	34
1	Gladstone Commercial Corp. (REIT)	18
3	Gladstone Investment Corp.	25
11	Gleacher & Co., Inc.*	21
14	Glimcher Realty Trust (REIT)	129
2	Global Indemnity plc*	45
73	Goldman Sachs Group, Inc. (The)	11,956

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	Golub Capital BDC, Inc.	$17
4	Government Properties Income Trust (REIT)	109
1	Great Southern Bancorp, Inc.	21
2	Green Bankshares, Inc.*	7
1	Green Dot Corp., Class A*	52
4	Greenhill & Co., Inc.	287
4	Greenlight Capital Re Ltd., Class A*	116
2	Hallmark Financial Services*	18
4	Hancock Holding Co.	139
15	Hanmi Financial Corp.*	19
6	Hanover Insurance Group, Inc. (The)	279
2	Harleysville Group, Inc.	73
4	Harris & Harris Group, Inc.*	23
63	Hartford Financial Services Group, Inc.	1,865
8	Hatteras Financial Corp. (REIT)	237
16	HCC Insurance Holdings, Inc.	498
53	HCP, Inc. (REIT)	2,014
21	Health Care REIT, Inc. (REIT)	1,097
10	Healthcare Realty Trust, Inc. (REIT)	233
2	Heartland Financial USA, Inc.	34
5	Hercules Technology Growth Capital, Inc.	55
2	Heritage Financial Corp./WA*	30
19	Hersha Hospitality Trust (REIT)	125
3	HFF, Inc., Class A*	40
10	Highwoods Properties, Inc. (REIT)	339
6	Hilltop Holdings, Inc.*	58
1	Home Bancorp, Inc.*	15
3	Home Bancshares, Inc./AR	68
2	Home Federal Bancorp, Inc./ID	22
5	Home Properties, Inc. (REIT)	295
6	Horace Mann Educators Corp.	102
18	Hospitality Properties Trust (REIT)	414
94	Host Hotels & Resorts, Inc. (REIT)	1,730
4	Howard Hughes Corp. (The)*	231
67	Hudson City Bancorp, Inc.	770
2	Hudson Pacific Properties, Inc. (REIT)	30
2	Hudson Valley Holding Corp.	43
123	Huntington Bancshares, Inc./OH	841
4	Iberiabank Corp.	229
3	Independent Bank Corp./MA	82
2	Infinity Property & Casualty Corp.	121
11	Inland Real Estate Corp. (REIT)	104
5	Interactive Brokers Group, Inc., Class A	77
11	IntercontinentalExchange, Inc.*	1,410
2	International Assets Holding Corp.*	48
8	International Bancshares Corp.	153
5	Internet Capital Group, Inc.*	68
67	Invesco Ltd.	1,798
7	Invesco Mortgage Capital, Inc. (REIT)	163
6	Investment Technology Group, Inc.*	115
7	Investors Bancorp, Inc.*	95
11	Investors Real Estate Trust (REIT)	103
13	iStar Financial, Inc. (REIT)*	130
26	Janus Capital Group, Inc.	349
17	Jefferies Group, Inc.	409
2	JMP Group, Inc.	17
6	Jones Lang LaSalle, Inc.	591
566	JPMorgan Chase & Co.	26,427
1	Kansas City Life Insurance Co.	34
1	Kayne Anderson Energy Development Co.	19
5	KBW, Inc.	128
2	Kearny Financial Corp.	20
3	Kennedy-Wilson Holdings, Inc.*	33
125	KeyCorp	1,142
8	Kilroy Realty Corp. (REIT)	310
58	Kimco Realty Corp. (REIT)	1,124
8	Kite Realty Group Trust (REIT)	45
13	Knight Capital Group, Inc., Class A*	182
5	LaBranche & Co., Inc.*	21
13	Ladenburg Thalmann Financial Services, Inc.*	14
3	Lakeland Bancorp, Inc.	29
2	Lakeland Financial Corp.	45
10	LaSalle Hotel Properties (REIT)	282
13	Lazard Ltd., Class A	572
22	Legg Mason, Inc.	797
28	Leucadia National Corp.	928
15	Lexington Realty Trust (REIT)	142
16	Liberty Property Trust (REIT)	540
1	Life Partners Holdings, Inc.	8
43	Lincoln National Corp.	1,364
45	Loews Corp.	1,946
2	LPL Investment Holdings, Inc.*	67
4	LTC Properties, Inc. (REIT)	117
10	M&T Bank Corp.	880
18	Macerich Co. (The) (REIT)	912
12	Mack-Cali Realty Corp. (REIT)	407
7	Maiden Holdings Ltd.	56
2	Main Street Capital Corp.	39
3	MainSource Financial Group, Inc.	30
1	Markel Corp.*	416
4	MarketAxess Holdings, Inc.	86
1	Marlin Business Services Corp.*	11
77	Marsh & McLennan Cos., Inc.	2,344
75	Marshall & Ilsley Corp.	583
8	MB Financial, Inc.	165
22	MBIA, Inc.*	247
11	MCG Capital Corp.	80
8	Meadowbrook Insurance Group, Inc.	81
2	Medallion Financial Corp.	16
16	Medical Properties Trust, Inc. (REIT)	188
1	Merchants Bancshares, Inc.	25
4	Mercury General Corp.	165
1	Meridian Interstate Bancorp, Inc.*	13
93	MetLife, Inc.	4,404
2	Metro Bancorp, Inc.*	25
16	MF Global Holdings Ltd.*	139
40	MFA Financial, Inc. (REIT)	339
29	MGIC Investment Corp.*	249
5	Mid-America Apartment Communities, Inc. (REIT)	325
1	MidSouth Bancorp, Inc.	14
1	MidWestOne Financial Group, Inc.	14
3	Mission West Properties, Inc. (REIT)	21
4	Monmouth Real Estate Investment Corp., Class A (REIT)	33
9	Montpelier Re Holdings Ltd.	182
29	Moody’s Corp.	925
215	Morgan Stanley	6,381
7	MPG Office Trust, Inc. (REIT)*	28
16	MSCI, Inc., Class A*	568
3	MVC Capital, Inc.	42
5	Nara Bancorp, Inc.*	52
16	NASDAQ OMX Group, Inc. (The)*	458
1	National Bankshares, Inc.	29
6	National Financial Partners Corp.*	85
3	National Health Investors, Inc. (REIT)	143
1	National Interstate Corp.	21
18	National Penn Bancshares, Inc.	143

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12	National Retail Properties, Inc. (REIT)	$308
18	Nationwide Health Properties, Inc. (REIT)	769
2	Navigators Group, Inc. (The)*	105
5	NBT Bancorp, Inc.	111
4	Nelnet, Inc., Class A	89
4	Netspend Holdings, Inc.*	52
62	New York Community Bancorp, Inc.	1,157
15	NewAlliance Bancshares, Inc.	235
9	Newcastle Investment Corp. (REIT)*	76
4	NewStar Financial, Inc.*	42
3	NGP Capital Resources Co.	30
34	Northern Trust Corp.	1,753
3	Northfield Bancorp, Inc.	40
11	NorthStar Realty Finance Corp. (REIT)	66
16	Northwest Bancshares, Inc.	194
37	NYSE Euronext	1,369
2	OceanFirst Financial Corp.	28
11	Ocwen Financial Corp.*	116
13	Old National Bancorp/IN	146
37	Old Republic International Corp.	463
14	Omega Healthcare Investors, Inc. (REIT)	336
2	OmniAmerican Bancorp, Inc.*	31
2	One Liberty Properties, Inc. (REIT)	30
3	OneBeacon Insurance Group Ltd., Class A	41
1	Oppenheimer Holdings Inc., Class A	33
6	optionsXpress Holdings, Inc.	97
7	Oriental Financial Group, Inc.	84
8	Oritani Financial Corp.	103
1	Orrstown Financial Services, Inc.	28
3	Pacific Continental Corp.	30
4	PacWest Bancorp	83
2	Park National Corp.	132
3	Parkway Properties, Inc./MD (REIT)	49
11	PartnerRe Ltd.	872
1	Peapack Gladstone Financial Corp.	13
5	Pebblebrook Hotel Trust (REIT)	110
6	PennantPark Investment Corp.	76
1	Penns Woods Bancorp, Inc.	39
8	Pennsylvania Real Estate Investment Trust (REIT)	116
4	PennyMac Mortgage Investment Trust (REIT)	75
3	Penson Worldwide, Inc.*	20
1	Peoples Bancorp, Inc./OH	14
50	People’s United Financial, Inc.	659
8	PHH Corp.*	197
17	Phoenix Cos., Inc. (The)*	45
3	Pico Holdings, Inc.*	89
7	Piedmont Office Realty Trust, Inc., Class A (REIT)	140
5	Pinnacle Financial Partners, Inc.*	80
2	Piper Jaffray Cos.*	82
5	Platinum Underwriters Holdings Ltd.	208
23	Plum Creek Timber Co., Inc. (REIT)	965
20	PMI Group, Inc. (The)*	59
75	PNC Financial Services Group, Inc.	4,627
146	Popular, Inc.*	475
1	Porter Bancorp, Inc.	8
2	Portfolio Recovery Associates, Inc.*	167
7	Post Properties, Inc. (REIT)	273
6	Potlatch Corp. (REIT)	230
3	Presidential Life Corp.	30
3	Primerica, Inc.	77
2	Primus Guaranty Ltd.*	10
45	Principal Financial Group, Inc.	1,542
7	PrivateBancorp, Inc.	100
4	ProAssurance Corp.*	253
95	Progressive Corp. (The)	1,979
81	ProLogis (REIT)	1,317
13	Prospect Capital Corp.	158
7	Prosperity Bancshares, Inc.	286
12	Protective Life Corp.	341
9	Provident Financial Services, Inc.	133
6	Provident New York Bancorp	57
66	Prudential Financial, Inc.	4,345
3	PS Business Parks, Inc. (REIT)	189
20	Public Storage (REIT)	2,245
1	Pzena Investment Management, Inc., Class A	8
19	Radian Group, Inc.	134
15	RAIT Financial Trust (REIT)	51
5	Ramco-Gershenson Properties Trust (REIT)	68
14	Raymond James Financial, Inc.	536
11	Rayonier, Inc. (REIT)	675
17	Realty Income Corp. (REIT)	611
11	Redwood Trust, Inc. (REIT)	180
12	Regency Centers Corp. (REIT)	543
179	Regions Financial Corp.	1,368
10	Reinsurance Group of America, Inc.	604
8	RenaissanceRe Holdings Ltd.	536
4	Renasant Corp.	64
1	Republic Bancorp, Inc./KY, Class A	17
7	Resource Capital Corp. (REIT)	52
6	Retail Opportunity Investments Corp. (REIT)	66
3	RLI Corp.	172
1	Rockville Financial, Inc.	16
2	Rodman & Renshaw Capital Group, Inc.*	4
1	Roma Financial Corp.	10
4	S&T Bancorp, Inc.	89
2	S.Y. Bancorp, Inc.	50
4	Sabra Healthcare REIT, Inc. (REIT)	74
3	Safeguard Scientifics, Inc.*	63
2	Safety Insurance Group, Inc.	96
3	Sanders Morris Harris Group, Inc.	21
3	Sandy Spring Bancorp, Inc.	57
1	Saul Centers, Inc. (REIT)	46
2	SCBT Financial Corp.	65
3	SeaBright Holdings, Inc.	32
21	SEI Investments Co.	483
8	Selective Insurance Group, Inc.	145
20	Senior Housing Properties Trust (REIT)	491
2	Sierra Bancorp	22
6	Signature Bank/NY*	311
2	Simmons First National Corp., Class A	58
42	Simon Property Group, Inc. (REIT)	4,622
11	SL Green Realty Corp. (REIT)	833
69	SLM Corp.*	1,023
1	Solar Capital Ltd.	24
2	Southside Bancshares, Inc.	46
3	Southwest Bancorp, Inc./OK*	43
4	Sovran Self Storage, Inc. (REIT)	155
13	St. Joe Co. (The)*	348
7	StanCorp Financial Group, Inc.	322
10	Starwood Property Trust, Inc. (REIT)	234
2	State Auto Financial Corp.	35
2	State Bancorp, Inc./NY	21

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
71	State Street Corp.	$3,175
3	StellarOne Corp.	44
4	Sterling Bancorp/NY	40
13	Sterling Bancshares, Inc./TX	118
2	Stewart Information Services Corp.	22
5	Stifel Financial Corp.*	359
20	Strategic Hotels & Resorts, Inc. (REIT)*	130
1	Suffolk Bancorp	21
3	Sun Communities, Inc. (REIT)	104
17	Sunstone Hotel Investors, Inc. (REIT)*	183
71	SunTrust Banks, Inc.	2,142
18	Susquehanna Bancshares, Inc.	172
6	SVB Financial Group*	325
4	SWS Group, Inc.	22
5	Symetra Financial Corp.	71
111	Synovus Financial Corp.	283
37	T. Rowe Price Group, Inc.	2,478
12	Tanger Factory Outlet Centers (REIT)	320
8	Taubman Centers, Inc. (REIT)	444
1	Taylor Capital Group, Inc.*	11
20	TCF Financial Corp.	325
33	TD Ameritrade Holding Corp.	719
2	Tejon Ranch Co.*	53
1	Terreno Realty Corp. (REIT)*	18
2	Territorial Bancorp, Inc.	40
5	Texas Capital Bancshares, Inc.*	126
11	TFS Financial Corp.	114
1	THL Credit, Inc.	13
5	Thomas Properties Group, Inc.*	17
5	TICC Capital Corp.	63
1	Tompkins Financial Corp.	41
12	Torchmark Corp.	783
1	Tower Bancorp, Inc.	23
5	Tower Group, Inc.	136
3	TowneBank/VA	45
6	TradeStation Group, Inc.*	40
9	Transatlantic Holdings, Inc.	458
62	Travelers Cos., Inc. (The)	3,716
3	Triangle Capital Corp.	58
2	Trico Bancshares	32
11	TrustCo Bank Corp NY	66
9	Trustmark Corp.	211
6	Two Harbors Investment Corp. (REIT)	66
273	U.S. Bancorp	7,570
26	UDR, Inc. (REIT)	632
5	UMB Financial Corp.	199
1	UMH Properties, Inc. (REIT)	10
16	Umpqua Holdings Corp.	183
3	Union First Market Bankshares Corp.	35
6	United Bankshares, Inc.	172
13	United Community Banks, Inc./GA*	18
2	United Financial Bancorp, Inc.	31
3	United Fire & Casualty Co.	62
7	Unitrin, Inc.	205
2	Universal Health Realty Income Trust (REIT)	80
2	Universal Insurance Holdings, Inc.	12
2	Univest Corp. of Pennsylvania	36
47	Unum Group	1,247
3	Urstadt Biddle Properties, Inc., Class A (REIT)	58
13	U-Store-It Trust (REIT)	133
9	Validus Holdings Ltd.	279
23	Valley National Bancorp	313
22	Ventas, Inc. (REIT)	1,219
2	ViewPoint Financial Group	27
3	Virginia Commerce Bancorp, Inc.*	18
1	Virtus Investment Partners, Inc.*	58
23	Vornado Realty Trust (REIT)	2,147
17	W. R. Berkley Corp.	509
12	Waddell & Reed Financial, Inc., Class A	485
4	Walter Investment Management Corp. (REIT)	78
2	Washington Banking Co.	28
16	Washington Federal, Inc.	284
9	Washington Real Estate Investment Trust (REIT)	281
2	Washington Trust Bancorp, Inc.	46
1	Waterstone Financial, Inc.*	3
10	Webster Financial Corp.	232
17	Weingarten Realty Investors (REIT)	440
693	Wells Fargo & Co.	22,356
3	WesBanco, Inc.	63
2	West Bancorp., Inc.	15
13	West Coast Bancorp/OR*	44
4	Westamerica Bancorp.	206
9	Western Alliance Bancorp.*	73
4	Westfield Financial, Inc.	36
1	Westwood Holdings Group, Inc.	38
76	Weyerhaeuser Co. (REIT)	1,855
1	White Mountains Insurance Group Ltd.	380
14	Whitney Holding Corp./LA	199
13	Wilmington Trust Corp.	58
3	Wilshire Bancorp, Inc.	20
3	Winthrop Realty Trust (REIT)	37
5	Wintrust Financial Corp.	168
2	World Acceptance Corp.*	120
1	WSFS Financial Corp.	47
46	XL Group plc	1,074
26	Zions Bancorp.	607
		351,378
	Health Care - 2.7%

3	Abaxis, Inc.*	80
220	Abbott Laboratories	10,582
4	Abiomed, Inc.*	50
8	Accelrys, Inc.*	69
2	Accretive Health, Inc.*	41
8	Accuray, Inc.*	79
6	Acorda Therapeutics, Inc.*	126
1	Acura Pharmaceuticals, Inc.*	3
1	Aegerion Pharmaceuticals, Inc.*	15
57	Aetna, Inc.	2,129
3	Affymax, Inc.*	19
10	Affymetrix, Inc.*	49
50	Agilent Technologies, Inc.*	2,104
2	Air Methods Corp.*	116
8	Akorn, Inc.*	45
3	Albany Molecular Research, Inc.*	14
10	Alcon, Inc.	1,654
12	Alere, Inc.*	464
13	Alexion Pharmaceuticals, Inc.*	1,252
6	Alexza Pharmaceuticals, Inc.*	7
8	Align Technology, Inc.*	167
1	Alimera Sciences, Inc.*	8
14	Alkermes, Inc.*	201
43	Allergan, Inc.	3,189
4	Alliance HealthCare Services, Inc.*	17
6	Allied Healthcare International, Inc.*	15
11	Allos Therapeutics, Inc.*	37

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
17	Allscripts Healthcare Solutions, Inc.*	$363
1	Almost Family, Inc.*	39
5	Alnylam Pharmaceuticals, Inc.*	55
7	Alphatec Holdings, Inc.*	19
3	AMAG Pharmaceuticals, Inc.*	55
4	Amedisys, Inc.*	144
1	America Service Group, Inc.	18
2	American Dental Partners, Inc.*	26
11	American Medical Systems Holdings, Inc.*	241
7	AMERIGROUP Corp.*	401
40	AmerisourceBergen Corp.	1,516
136	Amgen, Inc.*	6,981
6	AMN Healthcare Services, Inc.*	45
4	Amsurg Corp.*	94
20	Amylin Pharmaceuticals, Inc.*	306
2	Anacor Pharmaceuticals, Inc.*	16
2	Analogic Corp.	108
4	AngioDynamics, Inc.*	67
10	Antares Pharma, Inc.*	16
1	Anthera Pharmaceuticals, Inc.*	5
3	Aoxing Pharmaceutical Co., Inc.*	6
2	Ardea Biosciences, Inc.*	53
17	Arena Pharmaceuticals, Inc.*	28
18	Ariad Pharmaceuticals, Inc.*	108
7	Arqule, Inc.*	45
8	Array Biopharma, Inc.*	22
4	ArthroCare Corp.*	138
5	AspenBio Pharma, Inc.*	3
1	Assisted Living Concepts, Inc., Class A*	36
5	athenahealth, Inc.*	227
6	Auxilium Pharmaceuticals, Inc.*	135
13	AVANIR Pharmaceuticals, Inc., Class A*	49
2	AVEO Pharmaceuticals, Inc.*	28
16	AVI BioPharma, Inc.*	32
85	Baxter International, Inc.	4,518
10	Beckman Coulter, Inc.	831
31	Becton, Dickinson and Co.	2,480
4	BioCryst Pharmaceuticals, Inc.*	17
3	Biodel, Inc.*	6
34	Biogen Idec, Inc.*	2,326
14	BioMarin Pharmaceutical, Inc.*	342
3	BioMimetic Therapeutics, Inc.*	40
3	Bio-Rad Laboratories, Inc., Class A*	342
3	Bio-Reference Labs, Inc.*	63
12	BioSante Pharmaceuticals, Inc.*	26
6	BioScrip, Inc.*	25
1	BioSpecifics Technologies Corp.*	27
4	BioTime, Inc.*	28
216	Boston Scientific Corp.*	1,547
245	Bristol-Myers Squibb Co.	6,323
12	Brookdale Senior Living, Inc.*	323
10	Bruker Corp.*	192
14	C.R. Bard, Inc.	1,369
4	Cadence Pharmaceuticals, Inc.*	30
6	Caliper Life Sciences, Inc.*	40
4	Cambrex Corp.*	22
2	Cantel Medical Corp.	44
4	Capital Senior Living Corp.*	34
1	Caraco Pharmaceutical Laboratories Ltd.*	5
52	Cardinal Health, Inc.	2,165
3	CardioNet, Inc.*	14
26	CareFusion Corp.*	710
5	Catalyst Health Solutions, Inc.*	226
12	Celera Corp.*	76
66	Celgene Corp.*	3,505
5	Celldex Therapeutics, Inc.*	20
7	Centene Corp.*	213
11	Cephalon, Inc.*	619
8	Cepheid, Inc.*	212
10	Cerner Corp.*	1,004
7	Cerus Corp.*	24
8	Charles River Laboratories International, Inc.*	291
7	Chelsea Therapeutics International Ltd.*	29
3	Chemed Corp.	196
2	Chindex International, Inc.*	36
39	CIGNA Corp.	1,641
2	Clinical Data, Inc.*	61
2	Codexis, Inc.*	21
14	Community Health Systems, Inc.*	572
1	Complete Genomics, Inc.*	7
1	Computer Programs & Systems, Inc.	54
4	Conceptus, Inc.*	56
4	CONMED Corp.*	106
4	Continucare Corp.*	23
6	Cooper Cos., Inc. (The)	371
4	Corcept Therapeutics, Inc.*	15
1	Cornerstone Therapeutics, Inc.*	5
1	Corvel Corp.*	49
9	Covance, Inc.*	508
21	Coventry Health Care, Inc.*	634
71	Covidien plc	3,653
4	Cross Country Healthcare, Inc.*	33
4	CryoLife, Inc.*	22
8	Cubist Pharmaceuticals, Inc.*	175
2	Cumberland Pharmaceuticals, Inc.*	12
11	Curis, Inc.*	34
2	Cutera, Inc.*	19
4	Cyberonics, Inc.*	132
1	Cynosure, Inc., Class A*	14
7	Cytokinetics, Inc.*	11
7	Cytori Therapeutics, Inc.*	41
16	CytRx Corp.*	15
14	DaVita, Inc.*	1,111
6	Delcath Systems, Inc.*	39
20	Dendreon Corp.*	672
21	DENTSPLY International, Inc.	785
7	Depomed, Inc.*	59
9	DexCom, Inc.*	132
3	Dionex Corp.*	353
12	Durect Corp.*	39
14	Dyax Corp.*	24
14	Dynavax Technologies Corp.*	42
1	DynaVox, Inc., Class A*	6
16	Edwards Lifesciences Corp.*	1,361
145	Eli Lilly & Co.	5,011
4	Emdeon, Inc., Class A*	63
4	Emergency Medical Services Corp., Class A*	253
3	Emergent Biosolutions, Inc.*	63
3	Emeritus Corp.*	71
17	Endo Pharmaceuticals Holdings, Inc.*	604
7	Endologix, Inc.*	42
2	Ensign Group, Inc. (The)	61
5	Enzo Biochem, Inc.*	22
7	Enzon Pharmaceuticals, Inc.*	75
7	eResearchTechnology, Inc.*	44
7	Exact Sciences Corp.*	38
1	Exactech, Inc.*	19

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	ExamWorks Group, Inc.*	$42
15	Exelixis, Inc.*	187
78	Express Scripts, Inc.*	4,385
4	Five Star Quality Care, Inc.*	28
41	Forest Laboratories, Inc.*	1,328
1	Furiex Pharmaceuticals, Inc.*	17
2	Genomic Health, Inc.*	50
2	Genoptix, Inc.*	50
7	Gen-Probe, Inc.*	440
4	Gentiva Health Services, Inc.*	113
38	Genzyme Corp.*	2,867
17	Geron Corp.*	84
119	Gilead Sciences, Inc.*	4,639
3	Greatbatch, Inc.*	75
4	Haemonetics Corp.*	247
11	Halozyme Therapeutics, Inc.*	76
4	Hanger Orthopedic Group, Inc.*	108
6	Hansen Medical, Inc.*	13
36	Health Management Associates, Inc., Class A*	360
14	Health Net, Inc.*	412
13	HealthSouth Corp.*	315
8	Healthspring, Inc.*	301
5	Healthways, Inc.*	70
1	HeartWare International, Inc.*	84
13	Henry Schein, Inc.*	897
9	Hill-Rom Holdings, Inc.	343
1	Hi-Tech Pharmacal Co., Inc.*	23
4	HMS Holdings Corp.*	302
37	Hologic, Inc.*	747
24	Hospira, Inc.*	1,268
27	Human Genome Sciences, Inc.*	676
24	Humana, Inc.*	1,560
2	ICU Medical, Inc.*	84
5	Idenix Pharmaceuticals, Inc.*	17
8	IDEXX Laboratories, Inc.*	622
17	Illumina, Inc.*	1,180
10	Immucor, Inc.*	195
10	Immunogen, Inc.*	90
9	Immunomedics, Inc.*	33
9	Impax Laboratories, Inc.*	185
13	Incyte Corp.*	178
2	Infinity Pharmaceuticals, Inc.*	12
7	Inhibitex, Inc.*	16
11	Inovio Pharmaceuticals, Inc.*	13
8	Inspire Pharmaceuticals, Inc.*	32
6	Insulet Corp.*	106
3	Integra LifeSciences Holdings Corp.*	150
6	InterMune, Inc.*	220
6	Intuitive Surgical, Inc.*	1,968
4	Invacare Corp.	118
2	IPC The Hospitalist Co., Inc.*	82
2	IRIS International, Inc.*	20
3	Ironwood Pharmaceuticals, Inc.*	37
13	Isis Pharmaceuticals, Inc.*	119
2	Jazz Pharmaceuticals, Inc.*	49
392	Johnson & Johnson	24,084
2	Kendle International, Inc.*	24
1	Kensey Nash Corp.*	26
7	Keryx Biopharmaceuticals, Inc.*	28
6	Kindred Healthcare, Inc.*	149
9	Kinetic Concepts, Inc.*	441
15	Laboratory Corp. of America Holdings*	1,352
1	Landauer, Inc.	63
2	Lannett Co., Inc.*	11
3	LCA-Vision, Inc.*	21
28	Lexicon Pharmaceuticals, Inc.*	54
2	LHC Group, Inc.*	60
26	Life Technologies Corp.*	1,388
7	LifePoint Hospitals, Inc.*	273
3	Ligand Pharmaceuticals, Inc., Class B*	32
14	Lincare Holdings, Inc.	411
5	Luminex Corp.*	94
5	Magellan Health Services, Inc.*	240
4	MAKO Surgical Corp.*	82
9	MannKind Corp.*	34
2	MAP Pharmaceuticals, Inc.*	32
7	Masimo Corp.	211
4	Maxygen, Inc.	17
36	McKesson Corp.	2,854
6	MedAssets, Inc.*	85
3	MedCath Corp.*	43
58	Medco Health Solutions, Inc.*	3,575
2	Medical Action Industries, Inc.*	16
8	Medicines Co. (The)*	139
9	Medicis Pharmaceutical Corp., Class A	289
3	Medidata Solutions, Inc.*	78
5	Medivation, Inc.*	86
7	MEDNAX, Inc.*	454
2	MedQuist, Inc.	18
157	Medtronic, Inc.	6,267
4	MELA Sciences, Inc.*	11
444	Merck & Co., Inc.	14,461
7	Merge Healthcare, Inc.*	35
6	Meridian Bioscience, Inc.	129
4	Merit Medical Systems, Inc.*	68
4	Metabolix, Inc.*	36
6	Metropolitan Health Networks, Inc.*	30
5	Mettler-Toledo International, Inc.*	857
13	Micromet, Inc.*	81
2	Molina Healthcare, Inc.*	70
6	Momenta Pharmaceuticals, Inc.*	83
2	MWI Veterinary Supply, Inc.*	138
62	Mylan, Inc.*	1,418
13	Myriad Genetics, Inc.*	241
6	Nabi Biopharmaceuticals*	34
2	Nanosphere, Inc.*	7
1	National Healthcare Corp.	48
4	Natus Medical, Inc.*	63
16	Nektar Therapeutics*	153
3	Neogen Corp.*	112
4	NeoStem, Inc.*	6
7	Neuralstem, Inc.*	14
7	Neurocrine Biosciences, Inc.*	47
2	NeurogesX, Inc.*	8
13	Novavax, Inc.*	34
10	NPS Pharmaceuticals, Inc.*	77
1	NuPathe, Inc.*	8
6	NuVasive, Inc.*	160
4	NxStage Medical, Inc.*	82
3	Nymox Pharmaceutical Corp.*	19
2	Obagi Medical Products, Inc.*	23
3	Omeros Corp.*	19
17	Omnicare, Inc.	487
5	Omnicell, Inc.*	67
9	Onyx Pharmaceuticals, Inc.*	317
13	Opko Health, Inc.*	63
6	Optimer Pharmaceuticals, Inc.*	72
7	OraSure Technologies, Inc.*	48
4	Orexigen Therapeutics, Inc.*	13
3	Orthofix International N.V.*	95

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9	Orthovita, Inc.*	$21
2	Osiris Therapeutics, Inc.*	13
9	Owens & Minor, Inc.	281
2	Pacific Biosciences of California, Inc.*	31
5	Pain Therapeutics, Inc.*	34
3	Palomar Medical Technologies, Inc.*	48
5	Par Pharmaceutical Cos., Inc.*	154
8	Parexel International Corp.*	188
15	Patterson Cos., Inc.	501
1	PDI, Inc.*	9
20	PDL BioPharma, Inc.	111
9	Peregrine Pharmaceuticals, Inc.*	20
17	PerkinElmer, Inc.	450
11	Perrigo Co.	841
1,148	Pfizer, Inc.	22,088
15	Pharmaceutical Product Development, Inc.	412
6	Pharmacyclics, Inc.*	31
5	Pharmasset, Inc.*	250
4	PharMerica Corp.*	47
4	Pozen, Inc.*	21
4	Progenics Pharmaceuticals, Inc.*	23
2	Providence Service Corp. (The)*	33
8	PSS World Medical, Inc.*	208
5	Pure Bioscience*	10
3	Quality Systems, Inc.	240
18	Quest Diagnostics, Inc.	1,021
8	Questcor Pharmaceuticals, Inc.*	104
4	Quidel Corp.*	53
10	Regeneron Pharmaceuticals, Inc.*	363
4	RehabCare Group, Inc.*	149
22	ResMed, Inc.*	695
7	Rigel Pharmaceuticals, Inc.*	49
2	Rochester Medical Corp.*	21
8	RTI Biologics, Inc.*	21
3	Rural/Metro Corp.*	45
8	Salix Pharmaceuticals Ltd.*	267
6	Sangamo Biosciences, Inc.*	50
7	Santarus, Inc.*	22
10	Savient Pharmaceuticals, Inc.*	96
5	Sciclone Pharmaceuticals, Inc.*	22
13	Seattle Genetics, Inc.*	193
7	Select Medical Holdings Corp.*	55
14	Sequenom, Inc.*	86
5	SIGA Technologies, Inc.*	67
5	Sirona Dental Systems, Inc.*	252
3	Skilled Healthcare Group, Inc., Class A*	41
8	Solta Medical, Inc.*	25
5	Somaxon Pharmaceuticals, Inc.*	15
2	SonoSite, Inc.*	72
5	Spectranetics Corp. (The)*	24
7	Spectrum Pharmaceuticals, Inc.*	48
47	St. Jude Medical, Inc.*	2,250
5	Staar Surgical Co.*	30
18	StemCells, Inc.*	17
4	Stereotaxis, Inc.*	16
8	STERIS Corp.	271
45	Stryker Corp.	2,847
2	Sucampo Pharmaceuticals, Inc., Class A*	9
4	Sun Healthcare Group, Inc.*	59
8	Sunrise Senior Living, Inc.*	91
8	SuperGen, Inc.*	24
2	SurModics, Inc.*	26
9	SXC Health Solutions Corp.*	444
5	Symmetry Medical, Inc.*	45
5	Syneron Medical Ltd.*	73
2	Synovis Life Technologies, Inc.*	39
3	Synta Pharmaceuticals Corp.*	17
7	Talecris Biotherapeutics Holdings Corp.*	175
3	Targacept, Inc.*	86
2	Team Health Holdings, Inc.*	37
5	Techne Corp.	358
6	Teleflex, Inc.	350
69	Tenet Healthcare Corp.*	495
9	Theravance, Inc.*	205
58	Thermo Fisher Scientific, Inc.*	3,238
8	Thoratec Corp.*	223
7	TomoTherapy, Inc.*	25
1	Transcend Services, Inc.*	21
1	Transcept Pharmaceuticals, Inc.*	9
3	Triple-S Management Corp., Class B*	59
1	U.S. Physical Therapy, Inc.*	20
7	Unilife Corp.*	33
7	United Therapeutics Corp.*	472
162	UnitedHealth Group, Inc.	6,898
5	Universal American Corp.	103
13	Universal Health Services, Inc., Class B	594
4	Vanda Pharmaceuticals, Inc.*	29
18	Varian Medical Systems, Inc.*	1,247
2	Vascular Solutions, Inc.*	22
12	VCA Antech, Inc.*	300
29	Vertex Pharmaceuticals, Inc.*	1,353
10	Vical, Inc.*	21
11	ViroPharma, Inc.*	197
2	Vital Images, Inc.*	30
12	Vivus, Inc.*	91
7	Volcano Corp.*	184
13	Warner Chilcott plc, Class A	308
13	Waters Corp.*	1,080
15	Watson Pharmaceuticals, Inc.*	840
6	WellCare Health Plans, Inc.*	225
53	WellPoint, Inc.*	3,523
5	West Pharmaceutical Services, Inc.	206
6	Wright Medical Group, Inc.*	95
4	XenoPort, Inc.*	29
1	Young Innovations, Inc.	32
9	Zalicus, Inc.*	20
29	Zimmer Holdings, Inc.*	1,808
8	ZIOPHARM Oncology, Inc.*	49
1	Zogenix, Inc.*	4
3	Zoll Medical Corp.*	139
		235,380
	Industrials - 2.9%

3	3D Systems Corp.*	147
101	3M Co.	9,315
5	A. O. Smith Corp.	202
10	A123 Systems, Inc.*	95
2	AAON, Inc.	61
6	AAR Corp.*	164
7	ABM Industries, Inc.	186
5	Acacia Research - Acacia Technologies*	147
8	ACCO Brands Corp.*	68
4	Aceto Corp.	32
10	Actuant Corp., Class A	283
6	Acuity Brands, Inc.	339
3	Administaff, Inc.	90
9	Advanced Battery Technologies, Inc.*	35

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	Advisory Board Co. (The)*	$102
14	Aecom Technology Corp.*	401
2	Aerovironment, Inc.*	58
13	AGCO Corp.*	712
8	Air Transport Services Group, Inc.*	63
7	Aircastle Ltd.	85
19	AirTran Holdings, Inc.*	139
1	Alamo Group, Inc.	29
5	Alaska Air Group, Inc.*	297
4	Albany International Corp., Class A	97
6	Alexander & Baldwin, Inc.	252
2	Allegiant Travel Co.	83
5	Alliant Techsystems, Inc.	361
4	Altra Holdings, Inc.*	87
1	Amerco, Inc.*	97
1	Ameresco, Inc., Class A*	14
1	American Railcar Industries, Inc.*	20
5	American Reprographics Co.*	44
1	American Science & Engineering, Inc.	94
7	American Superconductor Corp.*	186
1	American Woodmark Corp.	20
1	Ameron International Corp.	71
23	AMETEK, Inc.	965
1	Ampco-Pittsburgh Corp.	27
47	AMR Corp.*	317
5	APAC Customer Services, Inc.*	29
4	Apogee Enterprises, Inc.	55
11	Applied Energetics, Inc.*	9
6	Applied Industrial Technologies, Inc.	192
1	Argan, Inc.*	9
4	Arkansas Best Corp.	95
3	Armstrong World Industries, Inc.	125
13	ArvinMeritor, Inc.*	233
3	Astec Industries, Inc.*	103
1	Astronics Corp.*	22
4	Atlas Air Worldwide Holdings, Inc.*	273
16	Avery Dennison Corp.	639
15	Avis Budget Group, Inc.*	230
2	AZZ, Inc.	85
16	Babcock & Wilcox Co. (The)*	540
2	Badger Meter, Inc.	79
2	Baltic Trading Ltd.	19
7	Barnes Group, Inc.	149
1	Barrett Business Services, Inc.	15
14	BE Aerospace, Inc.*	472
6	Beacon Roofing Supply, Inc.*	127
7	Belden, Inc.	256
7	Blount International, Inc.*	106
2	BlueLinx Holdings, Inc.*	8
108	Boeing Co. (The)	7,777
7	Brady Corp., Class A	250
7	Briggs & Stratton Corp.	141
7	Brink’s Co. (The)	216
13	Broadwind Energy, Inc.*	21
11	Bucyrus International, Inc.	1,002
6	Builders FirstSource, Inc.*	14
24	C.H. Robinson Worldwide, Inc.	1,737
2	CAI International, Inc.*	42
34	Capstone Turbine Corp.*	52
9	Carlisle Cos., Inc.	387
1	Cascade Corp.	49
4	Casella Waste Systems, Inc., Class A*	29
89	Caterpillar, Inc.	9,161
5	CBIZ, Inc.*	35
2	CDI Corp.	30
3	Celadon Group, Inc.*	44
8	Cenveo, Inc.*	45
4	Ceradyne, Inc.*	153
4	Chart Industries, Inc.*	182
14	Chicago Bridge & Iron Co. N.V. (NY Shares)*	497
19	Cintas Corp.	534
2	CIRCOR International, Inc.	79
7	CLARCOR, Inc.	288
3	Clean Harbors, Inc.*	276
4	CNH Global N.V.*	194
1	Coleman Cable, Inc.*	7
3	Colfax Corp.*	67
3	Columbus McKinnon Corp.*	52
5	Comfort Systems USA, Inc.	66
3	Commercial Vehicle Group, Inc.*	47
1	Consolidated Graphics, Inc.*	55
8	Con-way, Inc.	260
24	Cooper Industries plc	1,544
4	Copa Holdings S.A., Class A	213
9	Copart, Inc.*	378
5	Corporate Executive Board Co. (The)	200
16	Corrections Corp. of America*	397
3	CoStar Group, Inc.*	170
1	Courier Corp.	14
18	Covanta Holding Corp.	305
2	CRA International, Inc.*	52
7	Crane Co.	331
55	CSX Corp.	4,106
2	Cubic Corp.	101
29	Cummins, Inc.	2,932
7	Curtiss-Wright Corp.	258
76	Danaher Corp.	3,846
60	Deere & Co.	5,409
119	Delta Air Lines, Inc.*	1,338
7	Deluxe Corp.	179
4	DigitalGlobe, Inc.*	129
4	Dolan Co. (The)*	50
4	Dollar Thrifty Automotive Group, Inc.*	212
11	Donaldson Co., Inc.	619
2	Douglas Dynamics, Inc.	32
27	Dover Corp.	1,735
1	Ducommun, Inc.	22
7	Dun & Bradstreet Corp.	566
1	DXP Enterprises, Inc.*	21
5	Dycom Industries, Inc.*	86
2	Dynamic Materials Corp.	53
9	Eagle Bulk Shipping, Inc.*	37
24	Eaton Corp.	2,659
9	EMCOR Group, Inc.*	287
107	Emerson Electric Co.	6,384
3	Encore Wire Corp.	70
9	Ener1, Inc.*	33
6	Energy Recovery, Inc.*	20
13	EnergySolutions, Inc.	86
3	EnerNOC, Inc.*	58
7	EnerSys*	249
4	Ennis, Inc.	65
3	EnPro Industries, Inc.*	119
18	Equifax, Inc.	644
4	ESCO Technologies, Inc.	153
4	Esterline Technologies Corp.*	286
6	Excel Maritime Carriers Ltd.*	31
30	Expeditors International of Washington, Inc.	1,434
2	Exponent, Inc.*	79
19	Fastenal Co.	1,180
9	Federal Signal Corp.	58

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
45	FedEx Corp.	$4,051
7	Flow International Corp.*	28
8	Flowserve Corp.	1,000
25	Fluor Corp.	1,769
10	Force Protection, Inc.*	50
4	Forward Air Corp.	119
2	Franklin Covey Co.*	16
3	Franklin Electric Co., Inc.	127
2	FreightCar America, Inc.*	56
7	FTI Consulting, Inc.*	231
3	Fuel Tech, Inc.*	22
15	FuelCell Energy, Inc.*	26
5	Furmanite Corp.*	36
3	G&K Services, Inc., Class A	97
7	Gardner Denver, Inc.	512
7	GATX Corp.	243
4	Genco Shipping & Trading Ltd.*	49
8	GenCorp, Inc.*	42
3	Generac Holdings, Inc.*	55
7	General Cable Corp.*	304
49	General Dynamics Corp.	3,730
1,519	General Electric Co.	31,777
6	Genesee & Wyoming, Inc., Class A*	313
9	Geo Group, Inc. (The)*	229
3	GeoEye, Inc.*	134
4	Gibraltar Industries, Inc.*	43
1	Global Defense Technology & Systems, Inc.*	16
18	Goodrich Corp.	1,552
2	Gorman-Rupp Co. (The)	75
2	GP Strategies Corp.*	23
9	Graco, Inc.	366
17	GrafTech International Ltd.*	340
1	Graham Corp.	21
5	Granite Construction, Inc.	143
8	Great Lakes Dredge & Dock Corp.	63
3	Greenbrier Cos., Inc.*	75
6	Griffon Corp.*	72
4	H&E Equipment Services, Inc.*	63
11	Harsco Corp.	376
7	Hawaiian Holdings, Inc.*	46
9	Healthcare Services Group, Inc.	160
7	Heartland Express, Inc.	116
4	HEICO Corp.	221
2	Heidrick & Struggles International, Inc.	54
2	Herley Industries, Inc.*	38
8	Herman Miller, Inc.	216
28	Hertz Global Holdings, Inc.*	426
14	Hexcel Corp.*	260
1	Higher One Holdings, Inc.*	19
3	Hill International, Inc.*	16
6	HNI Corp.	190
2	Hoku Corp.*	4
109	Honeywell International, Inc.	6,312
4	Horizon Lines, Inc., Class A	18
3	Houston Wire & Cable Co.	40
5	HUB Group, Inc., Class A*	175
9	Hubbell, Inc., Class B	608
5	Hudson Highland Group, Inc.*	34
3	Huron Consulting Group, Inc.*	83
2	ICF International, Inc.*	45
12	IDEX Corp.	495
7	IHS, Inc., Class A*	586
4	II-VI, Inc.*	205
63	Illinois Tool Works, Inc.	3,408
46	Ingersoll-Rand plc	2,084
3	InnerWorkings, Inc.*	25
6	Insituform Technologies, Inc., Class A*	155
3	Insteel Industries, Inc.	37
7	Interface, Inc., Class A	117
5	Interline Brands, Inc.*	110
1	International Shipholding Corp.	24
26	Iron Mountain, Inc.	676
26	ITT Corp.	1,506
13	J.B. Hunt Transport Services, Inc.	541
18	Jacobs Engineering Group, Inc.*	901
35	JetBlue Airways Corp.*	200
4	John Bean Technologies Corp.	76
15	Joy Global, Inc.	1,461
2	Kadant, Inc.*	52
4	Kaman Corp.	127
15	Kansas City Southern*	808
4	KAR Auction Services, Inc.*	56
5	Kaydon Corp.	196
21	KBR, Inc.	689
4	Kelly Services, Inc., Class A*	84
12	Kennametal, Inc.	462
1	KEYW Holding Corp. (The)*	14
4	Kforce, Inc.*	71
4	Kimball International, Inc., Class B	29
8	Kirby Corp.*	443
8	Knight Transportation, Inc.	149
7	Knoll, Inc.	145
7	Korn/Ferry International*	160
3	Kratos Defense & Security Solutions, Inc.*	43
1	L.B. Foster Co., Class A*	42
16	L-3 Communications Holdings, Inc.	1,269
2	LaBarge, Inc.*	31
2	Ladish Co., Inc.*	108
7	Landstar System, Inc.	311
1	Lawson Products, Inc.	24
3	Layne Christensen Co.*	100
4	LECG Corp.*	1
7	Lennox International, Inc.	339
6	Lincoln Electric Holdings, Inc.	428
2	Lindsay Corp.	141
1	LMI Aerospace, Inc.*	18
44	Lockheed Martin Corp.	3,483
3	LSI Industries, Inc.	23
2	Lydall, Inc.*	18
2	M&F Worldwide Corp.*	50
19	Manitowoc Co., Inc. (The)	376
12	Manpower, Inc.	762
2	Marten Transport Ltd.	43
51	Masco Corp.	693
8	MasTec, Inc.*	149
3	McGrath RentCorp	83
5	Metalico, Inc.*	32
2	Met-Pro Corp.	23
1	Michael Baker Corp.*	31
2	Middleby Corp.*	179
1	Miller Industries, Inc.	17
4	Mine Safety Appliances Co.	145
2	Mistras Group, Inc.*	30
5	Mobile Mini, Inc.*	114
6	Moog, Inc., Class A*	272
6	MSC Industrial Direct Co., Class A	379
5	Mueller Industries, Inc.	170
22	Mueller Water Products, Inc., Class A	89
2	Multi-Color Corp.	37
3	MYR Group, Inc.*	68

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1	NACCO Industries, Inc., Class A	$125
1	National Presto Industries, Inc.	127
7	Navigant Consulting, Inc.*	66
10	Navistar International Corp.*	620
3	NCI Building Systems, Inc.*	42
5	Nordson Corp.	545
53	Norfolk Southern Corp.	3,476
43	Northrop Grumman Corp.	2,867
1	Northwest Pipe Co.*	24
6	Old Dominion Freight Line, Inc.*	185
5	On Assignment, Inc.*	53
8	Orbital Sciences Corp.*	142
4	Orion Marine Group, Inc.*	49
13	Oshkosh Corp.*	464
16	Owens Corning*	572
1	P.A.M. Transportation Services, Inc.*	12
52	PACCAR, Inc.	2,607
5	Pacer International, Inc.*	27
17	Pall Corp.	924
23	Parker Hannifin Corp.	2,051
1	Park-Ohio Holdings Corp.*	22
1	Patriot Transportation Holding, Inc.*	25
14	Pentair, Inc.	519
3	PGT, Inc.*	7
2	Pike Electric Corp.*	19
3	Pinnacle Airlines Corp.*	18
30	Pitney Bowes, Inc.	755
2	PMFG, Inc.*	37
3	Polypore International, Inc.*	175
1	Powell Industries, Inc.*	37
3	PowerSecure International, Inc.*	22
20	Precision Castparts Corp.	2,835
3	Primoris Services Corp.	26
1	Quality Distribution, Inc.*	10
5	Quanex Building Products Corp.	94
30	Quanta Services, Inc.*	684
29	R.R. Donnelley & Sons Co.	540
3	RailAmerica, Inc.*	45
2	Raven Industries, Inc.	109
54	Raytheon Co.	2,765
3	RBC Bearings, Inc.*	109
5	Regal-Beloit Corp.	365
7	Republic Airways Holdings, Inc.*	44
46	Republic Services, Inc.	1,362
7	Resources Connection, Inc.	135
2	Roadrunner Transportation Systems, Inc.*	28
5	Robbins & Myers, Inc.	213
21	Robert Half International, Inc.	670
20	Rockwell Automation, Inc.	1,755
22	Rockwell Collins, Inc.	1,418
9	Rollins, Inc.	177
13	Roper Industries, Inc.	1,094
7	RSC Holdings, Inc.*	95
5	Rush Enterprises, Inc., Class A*	94
8	Ryder System, Inc.	383
2	Saia, Inc.*	30
16	Satcon Technology Corp.*	58
2	Sauer-Danfoss, Inc.*	61
2	Schawk, Inc.	36
3	School Specialty, Inc.*	46
2	SeaCube Container Leasing Ltd.	30
7	SFN Group, Inc.*	97
12	Shaw Group, Inc. (The)*	477
6	Simpson Manufacturing Co., Inc.	174
8	Skywest, Inc.	132
8	Snap-On, Inc.	459
106	Southwest Airlines Co.	1,254
15	Spirit Aerosystems Holdings, Inc., Class A*	390
7	SPX Corp.	558
2	Standard Parking Corp.*	36
3	Standard Register Co. (The)	10
2	Standex International Corp.	69
11	Steelcase, Inc., Class A	107
12	Stericycle, Inc.*	1,037
2	Sterling Construction Co., Inc.*	26
2	Sun Hydraulics Corp.	72
6	SYKES Enterprises, Inc.*	112
2	TAL International Group, Inc.	70
9	Taser International, Inc.*	34
3	Team, Inc.*	78
3	Tecumseh Products Co., Class A*	36
5	Teledyne Technologies, Inc.*	262
3	Tennant Co.	122
15	Terex Corp.*	506
9	Tetra Tech, Inc.*	212
1	Textainer Group Holdings Ltd.	35
39	Textron, Inc.	1,057
8	Thomas & Betts Corp.*	443
12	Timken Co.	585
5	Titan International, Inc.	120
2	Titan Machinery, Inc.*	51
4	Toro Co. (The)	250
6	Towers Watson & Co., Class A	353
7	TransDigm Group, Inc.*	563
3	Tredegar Corp.	59
2	Trex Co., Inc.*	60
2	Trimas Corp.*	41
11	Trinity Industries, Inc.	343
2	Triumph Group, Inc.	173
6	TrueBlue, Inc.*	97
4	Tutor Perini Corp.	95
1	Twin Disc, Inc.	32
68	Tyco International Ltd.	3,083
3	Ultrapetrol (Bahamas) Ltd.*	17
2	Unifirst Corp.	113
72	Union Pacific Corp.	6,870
45	United Continental Holdings, Inc.*	1,082
102	United Parcel Service, Inc., Class B	7,528
9	United Rentals, Inc.*	279
3	United Stationers, Inc.*	202
133	United Technologies Corp.	11,111
3	Universal Forest Products, Inc.	102
1	Universal Truckload Services, Inc.*	16
5	UQM Technologies, Inc.*	15
12	URS Corp.*	558
23	US Airways Group, Inc.*	198
3	US Ecology, Inc.	50
1	USA Truck, Inc.*	13
10	USG Corp.*	171
14	UTi Worldwide, Inc.	279
3	Valmont Industries, Inc.	306
15	Verisk Analytics, Inc., Class A*	485
3	Viad Corp.	69
3	Vicor Corp.	46
1	VSE Corp.	27
8	W.W. Grainger, Inc.	1,066
10	Wabash National Corp.*	104
9	WABCO Holdings, Inc.*	526
17	Waste Connections, Inc.	493
69	Waste Management, Inc.	2,557
4	Watsco, Inc.	258

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Watts Water Technologies, Inc., Class A	$156
6	Werner Enterprises, Inc.	141
6	WESCO International, Inc.*	349
7	Westinghouse Air Brake Technologies Corp.	397
9	Woodward, Inc.	296
1	Xerium Technologies, Inc.*	21
		247,808
	Information Technology - 4.6%

87	Accenture plc, Class A	4,479
5	ACI Worldwide, Inc.*	157
7	Acme Packet, Inc.*	527
74	Activision Blizzard, Inc.*	823
6	Actuate Corp.*	29
10	Acxiom Corp.*	171
75	Adobe Systems, Inc.*	2,588
9	ADTRAN, Inc.	409
6	Advanced Analogic Technologies, Inc.*	25
5	Advanced Energy Industries, Inc.*	81
85	Advanced Micro Devices, Inc.*	783
4	Advent Software, Inc.*	116
3	Agilysys, Inc.*	15
26	Akamai Technologies, Inc.*	976
8	Alliance Data Systems Corp.*	630
1	Alpha & Omega Semiconductor Ltd.*	13
46	Altera Corp.	1,926
27	Amdocs Ltd.*	806
3	American Software, Inc., Class A	20
15	Amkor Technology, Inc.*	111
25	Amphenol Corp., Class A	1,437
9	ANADIGICS, Inc.*	49
42	Analog Devices, Inc.	1,675
2	Anaren, Inc.*	42
3	Ancestry.com, Inc.*	99
4	Anixter International, Inc.	286
13	ANSYS, Inc.*	732
15	AOL, Inc.*	313
129	Apple, Inc.*	45,564
191	Applied Materials, Inc.	3,138
9	Applied Micro Circuits Corp.*	94
13	Ariba, Inc.*	402
18	Arris Group, Inc.*	238
16	Arrow Electronics, Inc.*	627
11	Aruba Networks, Inc.*	335
9	Aspen Technology, Inc.*	137
10	Atheros Communications, Inc.*	448
66	Atmel Corp.*	969
4	ATMI, Inc.*	73
33	Autodesk, Inc.*	1,388
72	Automatic Data Processing, Inc.	3,600
15	Avago Technologies Ltd.	510
8	Aviat Networks, Inc.*	49
4	Avid Technology, Inc.*	88
22	Avnet, Inc.*	753
7	AVX Corp.	112
15	Axcelis Technologies, Inc.*	41
4	AXT, Inc.*	30
1	Bel Fuse, Inc., Class B	22
9	Benchmark Electronics, Inc.*	170
7	BigBand Networks, Inc.*	18
2	Black Box Corp.	76
6	Blackbaud, Inc.	160
5	Blackboard, Inc.*	175
6	Blue Coat Systems, Inc.*	169
26	BMC Software, Inc.*	1,287
2	Booz Allen Hamilton Holding Corp.*	37
5	Bottomline Technologies, Inc.*	111
10	Brightpoint, Inc.*	126
77	Broadcom Corp., Class A	3,174
18	Broadridge Financial Solutions, Inc.	413
1	BroadSoft, Inc.*	35
66	Brocade Communications Systems, Inc.*	420
9	Brooks Automation, Inc.*	113
55	CA, Inc.	1,363
3	Cabot Microelectronics Corp.*	146
4	CACI International, Inc., Class A*	237
38	Cadence Design Systems, Inc.*	378
3	Calix, Inc.*	46
4	Cardtronics, Inc.*	76
1	Cass Information Systems, Inc.	39
6	Cavium Networks, Inc.*	259
4	CDC Corp., Class A*	12
3	CEVA, Inc.*	68
6	Checkpoint Systems, Inc.*	131
9	Ciber, Inc.*	42
13	Ciena Corp.*	358
10	Cirrus Logic, Inc.*	234
813	Cisco Systems, Inc.*	15,089
26	Citrix Systems, Inc.*	1,824
6	Cognex Corp.	167
43	Cognizant Technology Solutions Corp., Class A*	3,305
4	Coherent, Inc.*	247
3	Cohu, Inc.	44
6	CommVault Systems, Inc.*	219
22	Computer Sciences Corp.	1,059
2	Computer Task Group, Inc.*	23
32	Compuware Corp.*	360
3	comScore, Inc.*	83
4	Comtech Telecommunications Corp.	108
4	Comverge, Inc.*	20
6	Concur Technologies, Inc.*	312
12	Conexant Systems, Inc.*	28
4	Constant Contact, Inc.*	116
14	Convergys Corp.*	197
1	Convio, Inc.*	10
17	CoreLogic, Inc.	317
222	Corning, Inc.	5,119
5	Cray, Inc.*	37
15	Cree, Inc.*	790
5	CSG Systems International, Inc.*	98
5	CTS Corp.	59
4	Cymer, Inc.*	202
23	Cypress Semiconductor Corp.*	482
5	Daktronics, Inc.	57
2	DDi Corp.	21
6	DealerTrack Holdings, Inc.*	121
242	Dell, Inc.*	3,831
3	Deltek, Inc.*	22
3	DemandTec, Inc.*	39
4	DG FastChannel, Inc.*	132
2	Dice Holdings, Inc.*	27
9	Diebold, Inc.	316
4	Digi International, Inc.*	44
1	Digimarc Corp.*	30
6	Digital River, Inc.*	201
5	Diodes, Inc.*	145
8	Dolby Laboratories, Inc., Class A*	405
3	DSP Group, Inc.*	24
5	DST Systems, Inc.	255

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	DTS, Inc.*	$91
15	Earthlink, Inc.	123
164	eBay, Inc.*	5,495
4	Ebix, Inc.*	105
5	Echelon Corp.*	44
2	Echo Global Logistics, Inc.*	24
5	EchoStar Corp., Class A*	173
2	Electro Rent Corp.	32
4	Electro Scientific Industries, Inc.*	61
47	Electronic Arts, Inc.*	884
6	Electronics for Imaging, Inc.*	93
293	EMC Corp.*	7,973
2	EMS Technologies, Inc.*	39
12	Emulex Corp.*	132
8	Energy Conversion Devices, Inc.*	31
19	Entegris, Inc.*	166
9	Entropic Communications, Inc.*	83
1	Envestnet, Inc.*	13
7	Epicor Software Corp.*	72
5	EPIQ Systems, Inc.	69
1	ePlus, Inc.*	28
6	Equinix, Inc.*	519
7	Euronet Worldwide, Inc.*	126
5	Evergreen Solar, Inc.*	11
5	Exar Corp.*	32
2	ExlService Holdings, Inc.*	44
13	Extreme Networks*	51
11	F5 Networks, Inc.*	1,298
1	Fabrinet*	29
7	Factset Research Systems, Inc.	734
6	Fair Isaac Corp.	168
18	Fairchild Semiconductor International, Inc.*	317
4	FalconStor Software, Inc.*	19
2	FARO Technologies, Inc.*	71
5	FEI Co.*	168
38	Fidelity National Information Services, Inc.	1,231
12	Finisar Corp.*	492
8	First Solar, Inc.*	1,179
22	Fiserv, Inc.*	1,392
22	FLIR Systems, Inc.	711
7	Formfactor, Inc.*	69
2	Forrester Research, Inc.	72
6	Fortinet, Inc.*	245
5	FSI International, Inc.*	19
10	Gartner, Inc.*	377
9	Genpact Ltd.*	126
4	Gerber Scientific, Inc.*	33
7	Global Cash Access Holdings, Inc.*	24
12	Global Payments, Inc.	576
3	Globecomm Systems, Inc.*	32
35	Google, Inc., Class A*	21,469
9	GSI Commerce, Inc.*	187
3	GSI Technology, Inc.*	28
8	GT Solar International, Inc.*	86
2	Guidance Software, Inc.*	15
4	Hackett Group, Inc. (The)*	14
16	Harmonic, Inc.*	154
18	Harris Corp.	840
5	Heartland Payment Systems, Inc.	98
312	Hewlett-Packard Co.	13,613
4	Hittite Microwave Corp.*	246
3	Hutchinson Technology, Inc.*	9
7	Hypercom Corp.*	70
10	IAC/InterActiveCorp*	311
3	iGate Corp.	54
5	Ikanos Communications, Inc.*	6
4	Imation Corp.*	46
4	Immersion Corp.*	28
13	Infinera Corp.*	104
13	Informatica Corp.*	611
5	Infospace, Inc.*	40
22	Ingram Micro, Inc., Class A*	438
1	Inphi Corp.*	24
7	Insight Enterprises, Inc.*	128
2	Integral Systems, Inc.*	24
22	Integrated Device Technology, Inc.*	171
4	Integrated Silicon Solution, Inc.*	39
792	Intel Corp.	17,004
2	Interactive Intelligence, Inc.*	69
6	InterDigital, Inc.	286
7	Intermec, Inc.*	79
7	Internap Network Services Corp.*	48
182	International Business Machines Corp.	29,462
10	International Rectifier Corp.*	321
18	Intersil Corp., Class A	230
3	Intevac, Inc.*	38
2	IntraLinks Holdings, Inc.*	56
40	Intuit, Inc.*	2,103
4	IPG Photonics Corp.*	228
6	Itron, Inc.*	340
5	Ixia*	88
3	IXYS Corp.*	37
6	j2 Global Communications, Inc.*	175
26	Jabil Circuit, Inc.	557
12	Jack Henry & Associates, Inc.	383
6	JDA Software Group, Inc.*	177
31	JDS Uniphase Corp.*	765
75	Juniper Networks, Inc.*	3,300
3	Kenexa Corp.*	70
2	Keynote Systems, Inc.	35
4	KIT Digital, Inc.*	52
24	KLA-Tencor Corp.	1,172
4	Knot, Inc. (The)*	40
9	Kopin Corp.*	40
10	Kulicke & Soffa Industries, Inc.*	96
2	KVH Industries, Inc.*	29
11	L-1 Identity Solutions, Inc.*	131
18	Lam Research Corp.*	988
16	Lattice Semiconductor Corp.*	106
20	Lawson Software, Inc.*	203
13	Lender Processing Services, Inc.	443
11	Lexmark International, Inc., Class A*	413
7	Limelight Networks, Inc.*	49
32	Linear Technology Corp.	1,106
8	Lionbridge Technologies, Inc.*	29
2	Liquidity Services, Inc.*	32
3	Littelfuse, Inc.	158
6	LivePerson, Inc.*	60
3	Local.com Corp.*	12
2	LogMeIn, Inc.*	72
3	LoopNet, Inc.*	36
2	Loral Space & Communications, Inc.*	151
88	LSI Corp.*	554
7	LTX-Credence Corp.*	63
9	Magma Design Automation, Inc.*	60
3	Manhattan Associates, Inc.*	97
3	Mantech International Corp., Class A*	130
3	Marchex, Inc., Class B	27
77	Marvell Technology Group Ltd.*	1,408
14	Mastercard, Inc., Class A	3,368
7	Mattson Technology, Inc.*	18
43	Maxim Integrated Products, Inc.	1,186

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2	MAXIMUS, Inc.	$148
1	MaxLinear, Inc., Class A*	11
4	Maxwell Technologies, Inc.*	72
2	Measurement Specialties, Inc.*	62
1	MediaMind Technologies, Inc.*	14
32	MEMC Electronic Materials, Inc.*	434
15	Mentor Graphics Corp.*	239
4	Mercury Computer Systems, Inc.*	76
1	Meru Networks, Inc.*	21
5	Methode Electronics, Inc.	59
7	Micrel, Inc.	94
26	Microchip Technology, Inc.	960
122	Micron Technology, Inc.*	1,358
11	MICROS Systems, Inc.*	524
12	Microsemi Corp.*	264
1,090	Microsoft Corp.	28,972
1	MicroStrategy, Inc., Class A*	119
14	Microvision, Inc.*	23
5	Mindspeed Technologies, Inc.*	39
7	MIPS Technologies, Inc.*	85
7	MKS Instruments, Inc.	210
6	ModusLink Global Solutions, Inc.*	41
19	Molex, Inc.	531
12	MoneyGram International, Inc.*	33
5	Monolithic Power Systems, Inc.*	77
3	Monotype Imaging Holdings, Inc.*	40
18	Monster Worldwide, Inc.*	309
4	MoSys, Inc.*	23
41	Motorola Mobility Holdings, Inc.*	1,238
47	Motorola Solutions, Inc.*	1,816
1	Motricity, Inc.*	15
22	Move, Inc.*	47
2	MTS Systems Corp.	93
1	Multi-Fineline Electronix, Inc.*	29
3	Nanometrics, Inc.*	54
12	National Instruments Corp.	374
34	National Semiconductor Corp.	527
1	NCI, Inc., Class A*	23
23	NCR Corp.*	439
49	NetApp, Inc.*	2,531
5	Netgear, Inc.*	164
9	Netlogic Microsystems, Inc.*	373
4	Netscout Systems, Inc.*	100
3	NetSuite, Inc.*	90
5	Network Engines, Inc.*	10
4	Network Equipment Technologies, Inc.*	15
11	NeuStar, Inc., Class A*	278
5	Newport Corp.*	83
8	NIC, Inc.	81
4	Novatel Wireless, Inc.*	24
50	Novell, Inc.*	294
13	Novellus Systems, Inc.*	519
32	Nuance Communications, Inc.*	597
1	NVE Corp.*	59
81	NVIDIA Corp.*	1,835
7	Oclaro, Inc.*	123
8	Omnivision Technologies, Inc.*	245
61	ON Semiconductor Corp.*	680
4	Online Resources Corp.*	26
2	OpenTable, Inc.*	178
12	Openwave Systems, Inc.*	27
3	Oplink Communications, Inc.*	82
2	Opnet Technologies, Inc.	68
6	Opnext, Inc.*	25
542	Oracle Corp.	17,832
2	OSI Systems, Inc.*	75
17	Parametric Technology Corp.*	403
3	Park Electrochemical Corp.	95
46	Paychex, Inc.	1,547
1	PC Connection, Inc.*	9
3	PC-Tel, Inc.*	22
3	PDF Solutions, Inc.*	21
2	Pegasystems, Inc.	81
3	Perficient, Inc.*	37
4	Pericom Semiconductor Corp.*	40
8	Photronics, Inc.*	72
7	Plantronics, Inc.	244
6	Plexus Corp.*	189
5	PLX Technology, Inc.*	19
33	PMC-Sierra, Inc.*	261
12	Polycom, Inc.*	574
4	Power Integrations, Inc.	159
10	Power-One, Inc.*	82
24	Powerwave Technologies, Inc.*	89
4	Presstek, Inc.*	9
10	Progress Software Corp.*	294
3	PROS Holdings, Inc.*	34
6	Pulse Electronics Corp.	36
1	QAD, Inc., Class A*	9
2	QLIK Technologies, Inc.*	52
15	QLogic Corp.*	271
233	QUALCOMM, Inc.	13,882
32	Quantum Corp.*	83
9	Quest Software, Inc.*	241
1	QuinStreet, Inc.*	22
14	Rackspace Hosting, Inc.*	517
5	Radiant Systems, Inc.*	86
3	Radisys Corp.*	25
15	Rambus, Inc.*	308
2	RealD, Inc.*	45
12	RealNetworks, Inc.*	46
2	RealPage, Inc.*	50
27	Red Hat, Inc.*	1,115
2	Renaissance Learning, Inc.	21
38	RF Micro Devices, Inc.*	285
2	Richardson Electronics Ltd.	26
3	RightNow Technologies, Inc.*	80
1	Rimage Corp.*	15
19	Riverbed Technology, Inc.*	785
4	Rofin-Sinar Technologies, Inc.*	155
2	Rogers Corp.*	94
1	Rosetta Stone, Inc.*	15
15	Rovi Corp.*	831
2	Rubicon Technology, Inc.*	46
4	Rudolph Technologies, Inc.*	44
7	S1 Corp.*	46
4	Saba Software, Inc.*	28
44	SAIC, Inc.*	719
16	Salesforce.com, Inc.*	2,116
33	SanDisk Corp.*	1,637
11	Sanmina-SCI Corp.*	172
15	Sapient Corp.*	178
5	SAVVIS, Inc.*	162
4	ScanSource, Inc.*	146
4	Seachange International, Inc.*	38
64	Seagate Technology plc*	813
9	Semtech Corp.*	213
6	ShoreTel, Inc.*	41
4	Sigma Designs, Inc.*	55
4	Silicon Graphics International Corp.*	62
11	Silicon Image, Inc.*	88
7	Silicon Laboratories, Inc.*	318
25	Skyworks Solutions, Inc.*	899

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7	SMART Modular Technologies (WWH), Inc.*	$49
4	Smith Micro Software, Inc.*	37
5	SolarWinds, Inc.*	112
10	Solera Holdings, Inc.	511
30	Sonus Networks, Inc.*	91
4	Sourcefire, Inc.*	108
2	Spansion, Inc., Class A*	42
2	Spectrum Control, Inc.*	28
1	SPS Commerce, Inc.*	16
6	SRA International, Inc., Class A*	163
2	SRS Labs, Inc.*	18
2	SS&C Technologies Holdings, Inc.*	39
2	Stamps.com, Inc.	27
3	Standard Microsystems Corp.*	80
6	STEC, Inc.*	123
3	Stratasys, Inc.*	136
1	Stream Global Services, Inc.*	3
9	SuccessFactors, Inc.*	323
14	SunPower Corp., Class A*	239
3	Super Micro Computer, Inc.*	45
1	Supertex, Inc.*	23
7	Support.com, Inc.*	39
3	Sycamore Networks, Inc.	64
114	Symantec Corp.*	2,055
6	Symmetricom, Inc.*	34
5	Synaptics, Inc.*	148
3	Synchronoss Technologies, Inc.*	103
3	SYNNEX Corp.*	106
21	Synopsys, Inc.*	582
2	Syntel, Inc.	105
10	Take-Two Interactive Software, Inc.*	161
6	Taleo Corp., Class A*	194
7	Tech Data Corp.*	347
2	TechTarget, Inc.*	17
10	Tekelec*	77
6	TeleCommunication Systems, Inc., Class A*	26
1	TeleNav, Inc.*	11
4	TeleTech Holdings, Inc.*	91
55	Tellabs, Inc.	296
24	Teradata Corp.*	1,148
26	Teradyne, Inc.*	484
8	Terremark Worldwide, Inc.*	152
1	Tessco Technologies, Inc.	12
7	Tessera Technologies, Inc.*	122
174	Texas Instruments, Inc.	6,196
10	THQ, Inc.*	58
24	TIBCO Software, Inc.*	591
2	Tier Technologies, Inc.*	13
16	TiVo, Inc.*	164
4	TNS, Inc.*	75
23	Total System Services, Inc.	408
1	Travelzoo, Inc.*	39
10	Trident Microsystems, Inc.*	14
17	Trimble Navigation Ltd.*	836
22	TriQuint Semiconductor, Inc.*	314
11	TTM Technologies, Inc.*	193
4	Tyler Technologies, Inc.*	88
4	Ultimate Software Group, Inc.*	214
3	Ultra Clean Holdings*	32
3	Ultratech, Inc.*	74
6	Unisys Corp.*	223
12	United Online, Inc.	72
4	Universal Display Corp.*	168
17	UTStarcom, Inc.*	35
12	ValueClick, Inc.*	179
11	Varian Semiconductor Equipment Associates, Inc.*	525
4	VASCO Data Security International, Inc.*	36
6	Veeco Instruments, Inc.*	285
12	VeriFone Systems, Inc.*	545
24	VeriSign, Inc.	847
5	Viasat, Inc.*	208
1	Viasystems Group, Inc.*	24
5	VirnetX Holding Corp.	60
2	Virtusa Corp.*	34
66	Visa, Inc., Class A	4,821
22	Vishay Intertechnology, Inc.*	384
2	Vishay Precision Group, Inc.*	33
6	Vistaprint N.V.*	307
10	VMware, Inc., Class A*	837
2	Vocus, Inc.*	49
4	Volterra Semiconductor Corp.*	101
11	Wave Systems Corp., Class A*	43
8	WebMD Health Corp.*	464
6	Websense, Inc.*	129
33	Western Digital Corp.*	1,009
96	Western Union Co. (The)	2,111
6	Wright Express Corp.*	306
196	Xerox Corp.	2,107
37	Xilinx, Inc.	1,230
5	X-Rite, Inc.*	23
4	Xyratex Ltd.*	51
185	Yahoo!, Inc.*	3,034
8	Zebra Technologies Corp., Class A*	299
8	Zix Corp.*	30
7	Zoran Corp.*	78
2	Zygo Corp.*	29
		392,439
	Materials - 1.1%

4	A. Schulman, Inc.	89
2	A.M. Castle & Co.*	34
1	AEP Industries, Inc.*	28
30	Air Products & Chemicals, Inc.	2,760
12	Airgas, Inc.	751
16	AK Steel Holding Corp.	256
13	Albemarle Corp.	748
145	Alcoa, Inc.	2,443
14	Allegheny Technologies, Inc.	939
11	Allied Nevada Gold Corp.*	334
3	AMCOL International Corp.	94
3	American Vanguard Corp.	25
10	Aptargroup, Inc.	482
3	Arch Chemicals, Inc.	108
11	Ashland, Inc.	619
4	Balchem Corp.	144
26	Ball Corp.	939
16	Bemis Co., Inc.	526
10	Boise, Inc.	90
3	Brush Engineered Materials, Inc.*	131
6	Buckeye Technologies, Inc.	157
9	Cabot Corp.	389
8	Calgon Carbon Corp.*	112
9	Capital Gold Corp.*	49
6	Carpenter Technology Corp.	249
22	Celanese Corp.	912
9	Century Aluminum Co.*	153
10	CF Industries Holdings, Inc.	1,413
2	Clearwater Paper Corp.*	159
19	Cliffs Natural Resources, Inc.	1,844
13	Coeur d’Alene Mines Corp.*	410

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
16	Commercial Metals Co.	$267
5	Compass Minerals International, Inc.	467
23	Crown Holdings, Inc.*	885
7	Cytec Industries, Inc.	398
2	Deltic Timber Corp.	121
6	Domtar Corp.	524
164	Dow Chemical Co. (The)	6,094
129	E.I. du Pont de Nemours & Co.	7,078
6	Eagle Materials, Inc.	194
10	Eastman Chemical Co.	934
33	Ecolab, Inc.	1,605
12	Ferro Corp.*	191
10	FMC Corp.	774
134	Freeport-McMoRan Copper & Gold, Inc.	7,095
10	General Moly, Inc.*	52
5	Georgia Gulf Corp.*	160
9	Globe Specialty Metals, Inc.	210
37	Golden Star Resources Ltd.*	117
2	Graham Packaging Co., Inc.*	34
16	Graphic Packaging Holding Co.*	83
5	Greif, Inc., Class A	323
7	H.B. Fuller Co.	151
1	Hawkins, Inc.	38
2	Haynes International, Inc.	104
9	Headwaters, Inc.*	46
40	Hecla Mining Co.*	406
6	Horsehead Holding Corp.*	99
27	Huntsman Corp.	477
3	Innophos Holdings, Inc.	128
11	International Flavors & Fragrances, Inc.	626
62	International Paper Co.	1,722
6	Intrepid Potash, Inc.*	232
12	Jaguar Mining, Inc.*	64
2	Kaiser Aluminum Corp.	101
5	KapStone Paper and Packaging Corp.*	86
1	KMG Chemicals, Inc.	19
3	Koppers Holdings, Inc.	121
2	Kraton Performance Polymers, Inc.*	69
4	Landec Corp.*	25
18	Louisiana-Pacific Corp.*	186
2	LSB Industries, Inc.*	61
10	Lubrizol Corp.	1,089
6	Martin Marietta Materials, Inc.	533
24	MeadWestvaco Corp.	704
2	Metals USA Holdings Corp.*	30
3	Minerals Technologies, Inc.	195
4	Molycorp, Inc.*	192
78	Monsanto Co.	5,607
23	Mosaic Co. (The)	1,975
5	Myers Industries, Inc.	51
18	Nalco Holding Co.	460
2	Neenah Paper, Inc.	39
1	NewMarket Corp.	128
68	Newmont Mining Corp.	3,758
1	NL Industries, Inc.	14
2	Noranda Aluminum Holding Corp.*	32
45	Nucor Corp.	2,158
11	Olin Corp.	205
1	Olympic Steel, Inc.	27
4	OM Group, Inc.*	141
6	Omnova Solutions, Inc.*	42
23	Owens-Illinois, Inc.*	701
7	P. H. Glatfelter Co.	86
15	Packaging Corp. of America	432
13	PolyOne Corp.*	180
24	PPG Industries, Inc.	2,121
44	Praxair, Inc.	4,373
2	Quaker Chemical Corp.	77
11	Reliance Steel & Aluminum Co.	609
6	Rock-Tenn Co., Class A	412
7	Rockwood Holdings, Inc.*	326
8	Royal Gold, Inc.	397
18	RPM International, Inc.	413
4	RTI International Metals, Inc.*	114
3	Schnitzer Steel Industries, Inc., Class A	193
3	Schweitzer-Mauduit International, Inc.	164
7	Scotts Miracle-Gro Co. (The), Class A	393
23	Sealed Air Corp.	633
5	Senomyx, Inc.*	36
7	Sensient Technologies Corp.	234
13	Sherwin-Williams Co. (The)	1,068
17	Sigma-Aldrich Corp.	1,086
8	Silgan Holdings, Inc.	292
17	Solutia, Inc.*	395
14	Sonoco Products Co.	505
24	Southern Copper Corp.	1,016
4	Spartech Corp.*	34
31	Steel Dynamics, Inc.	572
1	Stepan Co.	70
6	Stillwater Mining Co.*	143
4	STR Holdings, Inc.*	72
15	Temple-Inland, Inc.	351
3	Texas Industries, Inc.	122
23	Thompson Creek Metals Co., Inc.*	303
12	Titanium Metals Corp.*	228
1	TPC Group, Inc.*	29
4	U.S. Energy Corp.*	26
14	U.S. Gold Corp.*	102
20	United States Steel Corp.	1,150
1	Universal Stainless & Alloy*	35
14	Valspar Corp.	532
2	Verso Paper Corp.*	12
18	Vulcan Materials Co.	825
8	Walter Energy, Inc.	968
7	Wausau Paper Corp.	56
3	Westlake Chemical Corp.	143
8	Worthington Industries, Inc.	155
10	WR Grace & Co.*	380
3	Zep, Inc.	47
4	Zoltek Cos., Inc.*	58
		89,803
	Telecommunication Services - 0.7%

3	AboveNet, Inc.	195
6	Alaska Communications Systems Group, Inc.	61
57	American Tower Corp., Class A*	3,076
841	AT&T, Inc.	23,868
1	Atlantic Tele-Network, Inc.	39
4	Cbeyond, Inc.*	56
43	CenturyLink, Inc.	1,771
29	Cincinnati Bell, Inc.*	77
21	Clearwire Corp., Class A*	106
6	Cogent Communications Group, Inc.*	88
4	Consolidated Communications Holdings, Inc.	73
41	Crown Castle International Corp.*	1,728
7	FiberTower Corp.*	23
140	Frontier Communications Corp.	1,189
6	General Communication, Inc., Class A*	73

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4	Global Crossing Ltd.*	$63
10	Globalstar, Inc.*	13
1	Hughes Communications, Inc.*	60
13	ICO Global Communications Holdings Ltd.*	30
2	IDT Corp., Class B	52
5	Iridium Communications, Inc.*	47
9	Leap Wireless International, Inc.*	110
236	Level 3 Communications, Inc.*	330
36	MetroPCS Communications, Inc.*	518
5	Neutral Tandem, Inc.*	86
24	NII Holdings, Inc.*	983
4	NTELOS Holdings Corp.	78
18	PAETEC Holding Corp.*	68
9	Premiere Global Services, Inc.*	60
247	Qwest Communications International, Inc.	1,685
17	SBA Communications Corp., Class A*	715
3	Shenandoah Telecommunications Co.	52
419	Sprint Nextel Corp.*	1,831
12	Telephone & Data Systems, Inc.	404
22	tw telecom, inc.*	409
2	United States Cellular Corp.*	100
3	USA Mobility, Inc.	45
402	Verizon Communications, Inc.	14,842
16	Vonage Holdings Corp.*	71
69	Windstream Corp.	865
		55,940
	Utilities - 0.8%

95	AES Corp. (The)*	1,175
11	AGL Resources, Inc.	418
4	Allete, Inc.	151
16	Alliant Energy Corp.	630
34	Ameren Corp.	951
3	American DG Energy, Inc.*	7
68	American Electric Power Co., Inc.	2,433
3	American States Water Co.	101
25	American Water Works Co., Inc.	693
19	Aqua America, Inc.	428
1	Artesian Resources Corp., Class A	19
13	Atmos Energy Corp.	440
8	Avista Corp.	179
6	Black Hills Corp.	185
2	Cadiz, Inc.*	26
3	California Water Service Group	106
50	Calpine Corp.*	756
60	CenterPoint Energy, Inc.	952
2	Central Vermont Public Service Corp.	42
2	CH Energy Group, Inc.	98
1	Chesapeake Utilities Corp.	41
9	Cleco Corp.	291
35	CMS Energy Corp.	674
1	Connecticut Water Service, Inc.	25
40	Consolidated Edison, Inc.	1,999
2	Consolidated Water Co., Ltd.	22
26	Constellation Energy Group, Inc.	808
85	Dominion Resources, Inc.	3,879
17	DPL, Inc.	442
24	DTE Energy Co.	1,130
187	Duke Energy Corp.	3,364
15	Dynegy, Inc.*	87
46	Edison International	1,707
6	El Paso Electric Co.*	169
6	Empire District Electric Co. (The)	130
10	Energen Corp.	611
25	Entergy Corp.	1,780
94	Exelon Corp.	3,925
59	FirstEnergy Corp.	2,260
109	GenOn Energy, Inc.*	441
19	Great Plains Energy, Inc.	365
13	Hawaiian Electric Industries, Inc.	314
7	IDACORP, Inc.	264
11	Integrys Energy Group, Inc.	539
7	ITC Holdings Corp.	480
3	Laclede Group, Inc. (The)	117
27	MDU Resources Group, Inc.	580
3	MGE Energy, Inc.	123
2	Middlesex Water Co.	38
10	National Fuel Gas Co.	729
6	New Jersey Resources Corp.	251
59	NextEra Energy, Inc.	3,273
6	Nicor, Inc.	316
39	NiSource, Inc.	747
25	Northeast Utilities	851
4	Northwest Natural Gas Co.	188
5	NorthWestern Corp.	149
36	NRG Energy, Inc.*	720
15	NSTAR	677
33	NV Energy, Inc.	485
14	OGE Energy Corp.	673
15	Oneok, Inc.	969
3	Ormat Technologies, Inc.	75
5	Otter Tail Corp.	113
32	Pepco Holdings, Inc.	599
56	PG&E Corp.	2,579
10	Piedmont Natural Gas Co., Inc.	293
15	Pinnacle West Capital Corp.	633
12	PNM Resources, Inc.	160
11	Portland General Electric Co.	258
69	PPL Corp.	1,755
41	Progress Energy, Inc.	1,874
72	Public Service Enterprise Group, Inc.	2,354
25	Questar Corp.	447
16	SCANA Corp.	648
35	Sempra Energy	1,863
2	SJW Corp.	50
4	South Jersey Industries, Inc.	219
117	Southern Co.	4,459
6	Southwest Gas Corp.	233
30	TECO Energy, Inc.	543
16	UGI Corp.	510
7	UIL Holdings Corp.	215
5	UniSource Energy Corp.	182
2	Unitil Corp.	46
12	Vectren Corp.	316
17	Westar Energy, Inc.	442
7	WGL Holdings, Inc.	266
17	Wisconsin Energy Corp.	1,006
65	Xcel Energy, Inc.	1,556
2	York Water Co.	34
		70,151
	Total Common Stocks (Cost $1,889,832)	2,132,312

Principal Amount
	U.S. Government & Agency Security (a) - 6.9%
	Federal Home Loan Bank
$590,754	0.07%, due 03/01/11	590,754
	Total U.S. Government & Agency Security (Cost $590,754)	590,754

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) - 48.7%
$4,176,828	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $4,176,870	$4,176,828
	Total Repurchase Agreements (Cost $4,176,828)	4,176,828

	Total Investment Securities (Cost $6,657,414) — 80.5%	6,899,894
	Other assets less liabilities — 19.5%	1,668,526
	Net Assets — 100.0%	$8,568,420

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2011, the value of these securities amounted to $– or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $1,834,075.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$271,990
Aggregate gross unrealized depreciation	(31,043)
Net unrealized appreciation	$240,947
Federal income tax cost of investments	$6,658,947

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$821,183	$7,402

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	6,096,347	77,491

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	3,081,674	281,374

Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	1,646,491	(19,763)

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	3,363,333	710,232

		$1,056,736

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 47.6%
	Consumer Discretionary - 6.7%

2,694	99 Cents Only Stores*	$44,828
4,256	Aaron’s, Inc.	100,186
4,920	Advance Auto Parts, Inc.	308,386
5,398	Aeropostale, Inc.*	140,024
11,470	American Eagle Outfitters, Inc.	176,064
2,318	American Greetings Corp., Class A	50,185
3,449	AnnTaylor Stores Corp.*	80,051
4,037	Ascena Retail Group, Inc.*	126,116
3,151	Bally Technologies, Inc.*	121,723
2,330	Barnes & Noble, Inc.	31,199
1,790	Bob Evans Farms, Inc.	56,099
6,659	BorgWarner, Inc.*	516,805
3,233	Boyd Gaming Corp.*	34,561
5,406	Brinker International, Inc.	127,798
3,890	Career Education Corp.*	93,788
3,474	Cheesecake Factory, Inc. (The)*	100,885
10,494	Chico’s FAS, Inc.	144,187
1,819	Chipotle Mexican Grill, Inc.*	445,655
3,809	Collective Brands, Inc.*	86,845
2,266	Deckers Outdoor Corp.*	199,907
5,275	Dick’s Sporting Goods, Inc.*	195,913
7,362	Dollar Tree, Inc.*	370,456
4,180	DreamWorks Animation SKG, Inc., Class A*	115,452
15,999	Eastman Kodak Co.*	54,397
9,264	Foot Locker, Inc.	184,076
3,058	Fossil, Inc.*	234,671
8,181	Gentex Corp.	247,721
3,700	Guess?, Inc.	167,573
5,609	Hanesbrands, Inc.*	145,329
2,240	Harte-Hanks, Inc.	28,426
1,712	International Speedway Corp., Class A	47,457
1,557	ITT Educational Services, Inc.*	118,098
3,720	J. Crew Group, Inc.*	160,406
2,709	John Wiley & Sons, Inc., Class A	129,517
4,217	KB Home	55,875
3,340	Lamar Advertising Co., Class A*	129,492
2,452	Life Time Fitness, Inc.*	94,034
8,595	LKQ Corp.*	204,217
1,755	Matthews International Corp., Class A	65,198
2,215	MDC Holdings, Inc.	58,144
2,142	Meredith Corp.	75,527
3,302	Mohawk Industries, Inc.*	191,879
7,033	New York Times Co. (The), Class A*	73,143
336	NVR, Inc.*	244,561
16,486	Office Depot, Inc.*	87,541
1,805	Panera Bread Co., Class A*	210,734
6,998	PetSmart, Inc.	286,008
3,872	Phillips-Van Heusen Corp.	232,359
2,017	Polaris Industries, Inc.	152,183
3,368	Regis Corp.	59,041
3,818	Rent-A-Center, Inc.	126,223
2,586	Ryland Group, Inc.	44,893
9,440	Saks, Inc.*	115,640
1,393	Scholastic Corp.	43,740
3,682	Scientific Games Corp., Class A*	32,991
14,424	Service Corp. International	157,222
3,932	Sotheby’s	193,533
807	Strayer Education, Inc.	110,914
2,479	Thor Industries, Inc.	82,402
2,298	Timberland Co. (The), Class A*	84,888
8,428	Toll Brothers, Inc.*	179,179
4,262	Tractor Supply Co.	221,922
3,709	Tupperware Brands Corp.	198,988
2,052	Under Armour, Inc., Class A*	135,904
2,603	Warnaco Group, Inc. (The)*	152,822
18,809	Wendy’s/Arby’s Group, Inc., Class A	89,531
6,316	Williams-Sonoma, Inc.	227,944
3,395	WMS Industries, Inc.*	135,087
		9,738,543
	Consumer Staples - 1.7%

5,027	Alberto-Culver Co.	187,205
3,187	BJ’s Wholesale Club, Inc.*	154,314
4,162	Church & Dwight Co., Inc.	313,981
4,412	Corn Products International, Inc.	215,394
4,200	Energizer Holdings, Inc.*	280,686
4,460	Flowers Foods, Inc.	118,636
6,843	Green Mountain Coffee Roasters, Inc.*	279,058
4,112	Hansen Natural Corp.*	236,646
1,145	Lancaster Colony Corp.	66,089
3,219	Ralcorp Holdings, Inc.*	208,752
2,483	Ruddick Corp.	91,126
9,692	Smithfield Foods, Inc.*	224,370
1,430	Tootsie Roll Industries, Inc.	40,898
1,419	Universal Corp.	59,343
		2,476,498
	Energy - 3.2%

9,535	Arch Coal, Inc.	319,709
3,338	Atwood Oceanics, Inc.*	151,946
2,681	Bill Barrett Corp.*	104,237
4,980	Cimarex Energy Co.	578,328
2,771	Comstock Resources, Inc.*	73,570
2,003	Dril-Quip, Inc.*	153,630
3,704	Exterran Holdings, Inc.*	84,081
6,617	Forest Oil Corp.*	234,837
6,207	Frontier Oil Corp.*	173,175
6,157	Helix Energy Solutions Group, Inc.*	94,818
3,074	Northern Oil and Gas, Inc.*	97,661
3,163	Oceaneering International, Inc.*	264,522
1,553	Overseas Shipholding Group, Inc.	52,429
5,372	Patriot Coal Corp.*	126,779
9,026	Patterson-UTI Energy, Inc.	246,771
8,220	Plains Exploration & Production Co.*	321,977
10,304	Pride International, Inc.*	427,719
6,863	Quicksilver Resources, Inc.*	106,308
3,752	SM Energy Co.	271,908
7,304	Southern Union Co.	208,310
4,610	Superior Energy Services, Inc.*	176,609
3,059	Tidewater, Inc.	190,300
2,318	Unit Corp.*	137,921
		4,597,545
	Financials - 9.5%

3,045	Affiliated Managers Group, Inc.*	325,054
3,293	Alexandria Real Estate Equities, Inc. (REIT)	264,099
9,863	AMB Property Corp. (REIT)	358,816
4,624	American Financial Group, Inc./OH	160,129
11,633	Apollo Investment Corp.	143,900
6,307	Arthur J. Gallagher & Co.	198,040
4,509	Aspen Insurance Holdings Ltd.	133,241

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,147	Associated Banc-Corp	$146,827
4,823	Astoria Financial Corp.	67,618
4,308	BancorpSouth, Inc.	68,670
2,822	Bank of Hawaii Corp.	133,086
3,736	BRE Properties, Inc. (REIT)	177,497
6,808	Brown & Brown, Inc.	177,961
4,087	Camden Property Trust (REIT)	241,828
4,609	Cathay General Bancorp	81,671
2,707	City National Corp./CA	159,469
4,548	Commerce Bancshares, Inc./MO	182,648
3,981	Corporate Office Properties Trust (REIT)	142,798
6,048	Cousins Properties, Inc. (REIT)	51,287
3,550	Cullen/Frost Bankers, Inc.	207,888
14,688	Duke Realty Corp. (REIT)	206,660
8,806	East West Bancorp, Inc.	204,475
6,951	Eaton Vance Corp.	217,566
2,636	Equity One, Inc. (REIT)	50,453
1,864	Essex Property Trust, Inc. (REIT)	230,726
3,230	Everest Re Group Ltd.	286,340
3,598	Federal Realty Investment Trust (REIT)	302,880
13,304	Fidelity National Financial, Inc., Class A	184,260
6,072	First American Financial Corp.	95,695
12,266	First Niagara Financial Group, Inc.	177,612
6,321	FirstMerit Corp.	107,773
11,637	Fulton Financial Corp.	126,727
1,481	Greenhill & Co., Inc.	106,380
2,631	Hanover Insurance Group, Inc. (The)	122,263
6,746	HCC Insurance Holdings, Inc.	210,070
4,200	Highwoods Properties, Inc. (REIT)	142,506
7,236	Hospitality Properties Trust (REIT)	166,428
3,091	International Bancshares Corp.	59,007
7,218	Jefferies Group, Inc.	173,665
2,489	Jones Lang LaSalle, Inc.	244,967
6,641	Liberty Property Trust (REIT)	224,267
7,611	Macerich Co. (The) (REIT)	385,421
5,039	Mack-Cali Realty Corp. (REIT)	171,024
2,091	Mercury General Corp.	86,024
7,067	MSCI, Inc., Class A*	250,879
7,453	Nationwide Health Properties, Inc. (REIT)	318,541
25,549	New York Community Bancorp, Inc.	476,744
6,217	NewAlliance Bancshares, Inc.	97,234
15,146	Old Republic International Corp.	189,325
5,860	Omega Healthcare Investors, Inc. (REIT)	140,464
1,823	PacWest Bancorp	37,754
2,344	Potlatch Corp. (REIT)	90,010
2,736	Prosperity Bancshares, Inc.	111,684
5,023	Protective Life Corp.	142,804
5,829	Raymond James Financial, Inc.	223,367
4,704	Rayonier, Inc. (REIT)	288,496
6,968	Realty Income Corp. (REIT)	250,639
4,800	Regency Centers Corp. (REIT)	217,200
4,293	Reinsurance Group of America, Inc.	259,254
8,590	SEI Investments Co.	197,656
8,164	Senior Housing Properties Trust (REIT)	200,345
4,572	SL Green Realty Corp. (REIT)	346,238
2,737	StanCorp Financial Group, Inc.	125,902
2,448	SVB Financial Group*	132,633
45,944	Synovus Financial Corp.	117,157
3,206	Taubman Centers, Inc. (REIT)	177,869
7,395	TCF Financial Corp.	120,021
3,724	Transatlantic Holdings, Inc.	189,663
3,333	Trustmark Corp.	78,159
10,838	UDR, Inc. (REIT)	263,580
2,936	Unitrin, Inc.	85,995
9,444	Valley National Bancorp	128,722
7,078	W. R. Berkley Corp.	211,986
4,990	Waddell & Reed Financial, Inc., Class A	201,496
6,599	Washington Federal, Inc.	117,264
4,307	Webster Financial Corp.	99,836
7,030	Weingarten Realty Investors (REIT)	181,866
1,719	Westamerica Bancorp.	88,666
		13,865,165
	Health Care - 5.4%

11,134	Allscripts Healthcare Solutions, Inc.*	237,711
4,043	Beckman Coulter, Inc.	336,095
1,133	Bio-Rad Laboratories, Inc., Class A*	129,343
3,378	Charles River Laboratories International, Inc.*	123,094
5,508	Community Health Systems, Inc.*	225,112
3,795	Covance, Inc.*	214,152
6,713	Edwards Lifesciences Corp.*	570,874
6,740	Endo Pharmaceuticals Holdings, Inc.*	239,405
2,843	Gen-Probe, Inc.*	178,768
14,689	Health Management Associates, Inc., Class A*	146,890
5,686	Health Net, Inc.*	167,282
5,426	Henry Schein, Inc.*	374,285
3,704	Hill-Rom Holdings, Inc.	141,011
15,199	Hologic, Inc.*	306,716
3,421	IDEXX Laboratories, Inc.*	265,812
4,100	Immucor, Inc.*	79,827
2,320	Kindred Healthcare, Inc.*	57,814
3,659	Kinetic Concepts, Inc.*	179,181
3,136	LifePoint Hospitals, Inc.*	122,241
5,730	Lincare Holdings, Inc.	168,118
3,434	Masimo Corp.	103,501
3,511	Medicis Pharmaceutical Corp., Class A	112,668
2,782	MEDNAX, Inc.*	180,635
1,938	Mettler-Toledo International, Inc.*	332,115
6,898	Omnicare, Inc.	197,490
3,703	Owens & Minor, Inc.	115,534
4,882	Perrigo Co.	373,131
6,954	Pharmaceutical Product Development, Inc.	191,026
8,926	ResMed, Inc.*	282,062
3,480	STERIS Corp.	117,798
2,187	Techne Corp.	156,786
2,340	Teleflex, Inc.	136,633
3,413	Thoratec Corp.*	95,154
2,981	United Therapeutics Corp.*	201,009
5,701	Universal Health Services, Inc., Class B	260,593
5,043	VCA Antech, Inc.*	126,277
11,947	Vertex Pharmaceuticals, Inc.*	557,566
2,490	WellCare Health Plans, Inc.*	93,499
		7,897,208

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Industrials - 7.2%

2,560	Acuity Brands, Inc.	$144,691
7,051	Aecom Technology Corp.*	201,941
5,460	AGCO Corp.*	299,099
7,936	AirTran Holdings, Inc.*	57,933
2,192	Alaska Air Group, Inc.*	130,314
2,412	Alexander & Baldwin, Inc.	101,159
1,941	Alliant Techsystems, Inc.	140,082
9,360	AMETEK, Inc.	392,652
5,994	BE Aerospace, Inc.*	202,118
2,741	Brink’s Co. (The)	84,615
4,753	Bucyrus International, Inc.	432,808
3,569	Carlisle Cos., Inc.	153,503
1,342	Clean Harbors, Inc.*	123,303
3,259	Con-way, Inc.	106,113
3,501	Copart, Inc.*	147,077
2,008	Corporate Executive Board Co. (The)	80,461
6,452	Corrections Corp. of America*	160,268
2,715	Crane Co.	128,257
3,013	Deluxe Corp.	76,982
4,459	Donaldson Co., Inc.	251,042
2,757	FTI Consulting, Inc.*	90,953
3,073	Gardner Denver, Inc.	224,759
2,718	GATX Corp.	94,287
3,561	Graco, Inc.	144,968
1,981	Granite Construction, Inc.	56,458
4,721	Harsco Corp.	161,317
3,341	Herman Miller, Inc.	90,007
2,657	HNI Corp.	84,307
3,519	Hubbell, Inc., Class B	237,568
4,763	IDEX Corp.	196,426
5,184	J.B. Hunt Transport Services, Inc.	215,706
11,762	JetBlue Airways Corp.*	67,043
5,986	Kansas City Southern*	322,286
8,912	KBR, Inc.	292,314
4,794	Kennametal, Inc.	184,377
3,185	Kirby Corp.*	176,258
2,701	Korn/Ferry International*	61,745
2,923	Landstar System, Inc.	129,986
2,671	Lennox International, Inc.	129,543
2,515	Lincoln Electric Holdings, Inc.	179,521
4,798	Manpower, Inc.	304,673
1,780	Mine Safety Appliances Co.	64,311
2,599	MSC Industrial Direct Co., Class A	164,231
2,003	Nordson Corp.	218,147
5,285	Oshkosh Corp.*	188,516
5,787	Pentair, Inc.	214,582
2,258	Regal-Beloit Corp.	164,721
3,712	Rollins, Inc.	72,829
4,945	Shaw Group, Inc. (The)*	196,415
2,926	SPX Corp.	233,378
6,376	Terex Corp.*	215,190
3,054	Thomas & Betts Corp.*	169,161
4,795	Timken Co.	233,612
2,644	Towers Watson & Co., Class A	155,467
4,652	Trinity Industries, Inc.	144,910
3,550	United Rentals, Inc.*	109,979
4,924	URS Corp.*	229,114
1,246	Valmont Industries, Inc.	127,192
6,852	Waste Connections, Inc.	198,639
1,629	Watsco, Inc.	105,201
2,586	Werner Enterprises, Inc.	60,900
2,814	Westinghouse Air Brake Technologies Corp.	159,723
3,527	Woodward, Inc.	116,003
		10,401,141
	Information Technology - 7.7%

1,976	ACI Worldwide, Inc.*	61,869
4,674	Acxiom Corp.*	80,112
3,655	ADTRAN, Inc.	166,229
1,840	Advent Software, Inc.*	53,360
3,093	Alliance Data Systems Corp.*	243,543
5,312	ANSYS, Inc.*	299,172
6,261	AOL, Inc.*	130,667
6,892	Arrow Electronics, Inc.*	270,166
26,947	Atmel Corp.*	395,582
8,903	Avnet, Inc.*	304,572
7,439	Broadridge Financial Solutions, Inc.	170,502
15,543	Cadence Design Systems, Inc.*	154,653
5,433	Ciena Corp.*	149,788
2,713	Concur Technologies, Inc.*	141,157
7,250	Convergys Corp.*	102,008
6,107	CoreLogic, Inc.	113,896
6,377	Cree, Inc.*	335,877
9,791	Cypress Semiconductor Corp.*	205,219
3,868	Diebold, Inc.	135,999
2,325	Digital River, Inc.*	78,074
2,102	DST Systems, Inc.	107,202
2,737	Equinix, Inc.*	236,586
2,705	Factset Research Systems, Inc.	283,700
2,374	Fair Isaac Corp.	66,353
7,370	Fairchild Semiconductor International, Inc.*	129,786
5,028	Gartner, Inc.*	189,656
4,654	Global Payments, Inc.	223,345
5,584	Informatica Corp.*	262,504
9,197	Ingram Micro, Inc., Class A*	183,296
9,134	Integrated Device Technology, Inc.*	70,789
4,130	International Rectifier Corp.*	132,738
7,253	Intersil Corp., Class A	92,766
2,365	Itron, Inc.*	134,119
5,008	Jack Henry & Associates, Inc.	159,805
7,229	Lam Research Corp.*	396,872
5,432	Lender Processing Services, Inc.	185,068
1,314	Mantech International Corp., Class A*	56,765
6,384	Mentor Graphics Corp.*	101,506
4,710	MICROS Systems, Inc.*	224,384
5,153	National Instruments Corp.	160,397
9,408	NCR Corp.*	179,693
4,391	NeuStar, Inc., Class A*	110,873
7,014	Parametric Technology Corp.*	166,232
2,784	Plantronics, Inc.	97,134
4,998	Polycom, Inc.*	238,904
6,198	QLogic Corp.*	111,936
3,577	Quest Software, Inc.*	95,828
5,778	Rackspace Hosting, Inc.*	213,266
16,353	RF Micro Devices, Inc.*	122,648
8,645	Riverbed Technology, Inc.*	356,952
6,500	Rovi Corp.*	360,230
3,624	Semtech Corp.*	85,816
2,601	Silicon Laboratories, Inc.*	118,085
10,779	Skyworks Solutions, Inc.*	387,397
4,108	Solera Holdings, Inc.	209,837
2,537	SRA International, Inc., Class A*	69,083
8,683	Synopsys, Inc.*	240,693
2,722	Tech Data Corp.*	134,957
9,936	TIBCO Software, Inc.*	244,624

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,089	Trimble Navigation Ltd.*	$348,424
4,779	ValueClick, Inc.*	71,350
9,656	Vishay Intertechnology, Inc.*	168,497
3,312	Zebra Technologies Corp., Class A*	123,604
		11,246,145
	Materials - 3.2%

5,361	Albemarle Corp.	308,579
3,941	Aptargroup, Inc.	189,838
4,608	Ashland, Inc.	259,430
3,835	Cabot Corp.	165,902
2,582	Carpenter Technology Corp.	107,359
6,697	Commercial Metals Co.	111,639
1,910	Compass Minerals International, Inc.	178,528
2,871	Cytec Industries, Inc.	163,159
1,817	Greif, Inc., Class A	117,487
2,587	Intrepid Potash, Inc.*	99,858
7,852	Louisiana-Pacific Corp.*	81,033
3,860	Lubrizol Corp.	420,238
2,667	Martin Marietta Materials, Inc.	236,990
1,103	Minerals Technologies, Inc.	71,563
578	NewMarket Corp.	74,048
4,625	Olin Corp.	86,071
6,103	Packaging Corp. of America	175,705
4,440	Reliance Steel & Aluminum Co.	245,665
2,286	Rock-Tenn Co., Class A	156,934
7,671	RPM International, Inc.	176,203
2,698	Scotts Miracle-Gro Co. (The), Class A	151,547
2,903	Sensient Technologies Corp.	96,902
2,989	Silgan Holdings, Inc.	109,039
6,123	Sonoco Products Co.	220,918
12,703	Steel Dynamics, Inc.	234,497
6,310	Temple-Inland, Inc.	147,591
5,750	Valspar Corp.	218,615
3,305	Worthington Industries, Inc.	63,985
		4,669,323
	Telecommunication Services - 0.2%

5,403	Telephone & Data Systems, Inc.	181,811
8,900	tw telecom, inc.*	165,540
		347,351
	Utilities - 2.8%

4,567	AGL Resources, Inc.	173,592
6,499	Alliant Energy Corp.	255,931
8,034	Aqua America, Inc.	180,926
5,266	Atmos Energy Corp.	178,096
2,301	Black Hills Corp.	70,917
3,564	Cleco Corp.	115,295
6,981	DPL, Inc.	181,646
5,928	Dynegy, Inc.*	34,323
4,217	Energen Corp.	257,659
7,950	Great Plains Energy, Inc.	152,640
5,467	Hawaiian Electric Industries, Inc.	132,028
2,922	IDACORP, Inc.	110,276
11,040	MDU Resources Group, Inc.	237,029
4,803	National Fuel Gas Co.	350,139
6,050	NSTAR	273,157
13,786	NV Energy, Inc.	202,516
5,704	OGE Energy Corp.	274,362
5,087	PNM Resources, Inc.	67,708
10,277	Questar Corp.	183,650
6,574	UGI Corp.	209,645
4,763	Vectren Corp.	125,362
6,491	Westar Energy, Inc.	168,766
2,967	WGL Holdings, Inc.	112,746
		4,048,409
	Total Common Stocks (Cost $61,172,465)	69,287,328

Principal Amount
	U.S. Government & Agency Security (a) - 3.4%
	Federal Home Loan Bank
$5,003,598	0.07%, due 03/01/11	5,003,598
	Total U.S. Government & Agency Security (Cost $5,003,598)	5,003,598

	Repurchase Agreements (a)(b) - 34.3%
49,848,050	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $49,848,698	49,848,050
	Total Repurchase Agreements (Cost $49,848,050)	49,848,050

	Total Investment Securities (Cost $116,024,113) — 85.3%	124,138,976
	Other assets less liabilities — 14.7%	21,339,455
	Net Assets — 100.0%	$145,478,431

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $46,514,110.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,335,254
Aggregate gross unrealized depreciation	(1,522,826)
Net unrealized appreciation	$7,812,428
Federal income tax cost of investments	$116,326,548

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	212	03/18/11	$20,462,240	$1,078,818

Cash collateral in the amount of $1,636,923 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$49,350,286	$10,702,852

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	8,207,160	1,788,673

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	83,576,676	908,765

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	17,749,373	876,613

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	26,910,730	5,106,196

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	15,380,260	150,972

		$19,534,071

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 54.9%
	Consumer Discretionary - 7.8%

893	American Public Education, Inc.*	$37,881
1,301	Arbitron, Inc.	51,793
601	Arctic Cat, Inc.*	7,639
909	Audiovox Corp., Class A*	7,527
1,070	Big 5 Sporting Goods Corp.	14,916
71	Biglari Holdings, Inc.*	30,371
1,088	BJ’s Restaurants, Inc.*	39,114
716	Blue Nile, Inc.*	40,941
261	Blyth, Inc.	8,971
2,122	Brown Shoe Co., Inc.	32,891
4,352	Brunswick Corp.	100,227
1,265	Buckle, Inc. (The)	49,449
893	Buffalo Wild Wings, Inc.*	47,320
1,938	Cabela’s, Inc.*	52,578
1,209	California Pizza Kitchen, Inc.*	20,360
3,168	Callaway Golf Co.	24,520
813	Capella Education Co.*	46,886
2,861	Carter’s, Inc.*	81,996
1,461	Cato Corp. (The), Class A	35,429
1,021	CEC Entertainment, Inc.*	39,502
1,293	Children’s Place Retail Stores, Inc. (The)*	59,090
1,760	Christopher & Banks Corp.	10,754
1,575	Coinstar, Inc.*	67,221
2,988	Coldwater Creek, Inc.*	8,844
4,198	Corinthian Colleges, Inc.*	21,998
1,160	Cracker Barrel Old Country Store, Inc.	57,814
4,341	CROCS, Inc.*	76,619
757	DineEquity, Inc.*	43,308
923	Drew Industries, Inc.	21,349
1,470	E.W. Scripps Co. (The), Class A*	14,068
1,391	Ethan Allen Interiors, Inc.	30,672
2,653	Finish Line (The), Class A	46,321
1,938	Fred’s, Inc., Class A	26,706
1,180	Genesco, Inc.*	46,634
1,156	Group 1 Automotive, Inc.	48,841
933	Haverty Furniture Cos., Inc.	12,409
1,509	Helen of Troy Ltd.*	42,146
1,391	Hibbett Sports, Inc.*	43,691
3,064	Hillenbrand, Inc.	66,642
2,188	HOT Topic, Inc.	11,706
1,924	HSN, Inc.*	62,492
3,543	Iconix Brand Group, Inc.*	78,300
1,954	Interval Leisure Group, Inc.*	33,042
2,631	Jack in the Box, Inc.*	57,882
1,377	Jakks Pacific, Inc.*	25,667
1,310	Jo-Ann Stores, Inc.*	79,517
1,354	JoS. A. Bank Clothiers, Inc.*	62,433
1,060	Kid Brands, Inc.*	9,922
761	Kirkland’s, Inc.*	11,628
1,328	K-Swiss, Inc., Class A*	13,293
2,526	La-Z-Boy, Inc.*	25,361
1,036	Lithia Motors, Inc., Class A	15,685
7,425	Live Nation Entertainment, Inc.*	78,928
4,650	Liz Claiborne, Inc.*	23,901
1,128	Lumber Liquidators Holdings, Inc.*	26,260
914	M/I Homes, Inc.*	12,202
1,162	Maidenform Brands, Inc.*	31,537
1,046	Marcus Corp.	13,619
1,083	MarineMax, Inc.*	9,779
2,569	Men’s Wearhouse, Inc. (The)	68,592
1,579	Meritage Homes Corp.*	40,754
702	Midas, Inc.*	5,426
555	Monarch Casino & Resort, Inc.*	5,800
1,501	Monro Muffler Brake, Inc.	49,053
860	Movado Group, Inc.*	12,100
1,343	Multimedia Games, Inc.*	7,386
1,325	Nutrisystem, Inc.	17,530
923	O’Charleys, Inc.*	5,861
4,165	OfficeMax, Inc.*	57,227
682	Oxford Industries, Inc.	16,450
1,142	P.F. Chang’s China Bistro, Inc.	53,034
998	Papa John’s International, Inc.*	29,122
623	Peet’s Coffee & Tea, Inc.*	26,639
2,538	PEP Boys-Manny Moe & Jack	31,801
513	Perry Ellis International, Inc.*	14,898
1,138	PetMed Express, Inc.	16,945
2,956	Pinnacle Entertainment, Inc.*	38,812
2,428	Pool Corp.	60,603
483	Pre-Paid Legal Services, Inc.*	31,849
6,319	Quiksilver, Inc.*	27,235
1,052	RC2 Corp.*	22,839
768	Red Robin Gourmet Burgers, Inc.*	18,324
3,161	Ruby Tuesday, Inc.*	42,231
1,496	Ruth’s Hospitality Group, Inc.*	7,495
2,632	Shuffle Master, Inc.*	24,767
1,634	Skechers U.S.A., Inc., Class A*	33,955
332	Skyline Corp.	6,670
1,708	Sonic Automotive, Inc., Class A	24,561
2,994	Sonic Corp.*	26,587
1,620	Spartan Motors, Inc.	10,287
1,820	Stage Stores, Inc.	31,741
970	Standard Motor Products, Inc.	11,281
4,869	Standard Pacific Corp.*	19,476
1,286	Stein Mart, Inc.	10,532
1,146	Steven Madden Ltd.*	49,438
941	Sturm Ruger & Co., Inc.	16,994
1,141	Superior Industries International, Inc.	22,683
2,805	Texas Roadhouse, Inc.*	47,629
1,247	True Religion Apparel, Inc.*	29,641
1,767	Tuesday Morning Corp.*	8,252
729	Universal Electronics, Inc.*	19,865
995	Universal Technical Institute, Inc.	18,308
1,219	Vitamin Shoppe, Inc.*	42,409
827	Volcom, Inc.	14,803
1,429	Winnebago Industries, Inc.*	20,663
2,428	Wolverine World Wide, Inc.	89,253
1,189	Zale Corp.*	4,899
1,035	Zumiez, Inc.*	26,982
		3,518,274
	Consumer Staples - 1.9%

4,332	Alliance One International, Inc.*	15,725
903	Andersons, Inc. (The)	43,380
2,340	B&G Foods, Inc.	35,100
452	Boston Beer Co., Inc., Class A*	41,955
579	Calavo Growers, Inc.	13,444
644	Cal-Maine Foods, Inc.	18,592
1,850	Casey’s General Stores, Inc.	75,980
2,730	Central Garden and Pet Co., Class A*	25,143
5,731	Darling International, Inc.*	79,604
1,071	Diamond Foods, Inc.	54,567
2,132	Hain Celestial Group, Inc. (The)*	63,576
696	J&J Snack Foods Corp.	30,603
659	Medifast, Inc.*	15,249
597	Nash Finch Co.	24,101
934	Sanderson Farms, Inc.	38,621
447	Seneca Foods Corp., Class A*	12,574
2,299	Snyder’s-Lance, Inc.	41,888
1,105	Spartan Stores, Inc.	16,652
1,762	TreeHouse Foods, Inc.*	91,924

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,366	United Natural Foods, Inc.*	$100,437
813	WD-40 Co.	33,057
		872,172
	Energy - 3.4%

1,139	Basic Energy Services, Inc.*	21,846
1,802	Bristow Group, Inc.*	86,352
931	CARBO Ceramics, Inc.	115,416
632	Contango Oil & Gas Co.*	38,729
868	GeoResources, Inc.*	27,316
703	Gulf Island Fabrication, Inc.	21,772
1,554	Gulfport Energy Corp.*	45,983
2,170	Holly Corp.	123,994
1,140	Hornbeck Offshore Services, Inc.*	32,387
7,583	ION Geophysical Corp.*	97,214
1,472	Lufkin Industries, Inc.	115,037
1,296	Matrix Service Co.*	18,092
2,481	Oil States International, Inc.*	180,592
2,235	Penn Virginia Corp.	36,363
1,165	Petroleum Development Corp.*	54,673
2,688	Petroquest Energy, Inc.*	23,171
2,661	Pioneer Drilling Co.*	30,123
1,044	SEACOR Holdings, Inc.	98,940
2,351	Stone Energy Corp.*	71,188
2,028	Swift Energy Co.*	87,103
3,707	Tetra Technologies, Inc.*	51,194
3,394	World Fuel Services Corp.	140,647
		1,518,132
	Financials - 10.5%

1,971	Acadia Realty Trust (REIT)	39,026
917	AMERISAFE, Inc.*	18,303
2,228	Bank Mutual Corp.	10,293
638	Bank of the Ozarks, Inc.	27,466
6,427	BioMed Realty Trust, Inc. (REIT)	116,650
3,672	Boston Private Financial Holdings, Inc.	26,034
2,905	Brookline Bancorp, Inc.	30,183
1,455	Cash America International, Inc.	62,143
2,252	Cedar Shopping Centers, Inc. (REIT)	13,647
771	City Holding Co.	26,407
4,178	Colonial Properties Trust (REIT)	82,348
1,932	Columbia Banking System, Inc.	38,331
1,631	Community Bank System, Inc.	41,036
2,702	Delphi Financial Group, Inc., Class A	83,654
8,138	DiamondRock Hospitality Co. (REIT)*	95,703
1,337	Dime Community Bancshares, Inc.	20,750
1,322	EastGroup Properties, Inc. (REIT)	60,191
1,103	eHealth, Inc.*	13,832
1,981	Employers Holdings, Inc.	39,858
2,286	Entertainment Properties Trust (REIT)	108,974
4,282	Extra Space Storage, Inc. (REIT)	84,569
2,477	EZCORP, Inc., Class A*	71,040
1,037	First BanCorp./Puerto Rico*	4,812
1,466	First Cash Financial Services, Inc.*	47,997
4,693	First Commonwealth Financial Corp.	30,739
2,807	First Financial Bancorp	47,523
1,024	First Financial Bankshares, Inc.	51,405
3,643	First Midwest Bancorp, Inc./IL	43,971
1,763	Forestar Group, Inc.*	33,955
3,353	Franklin Street Properties Corp. (REIT)	50,396
1,229	Getty Realty Corp. (REIT)	36,157
3,540	Glacier Bancorp, Inc.	55,330
1,429	Hancock Holding Co.	49,543
7,439	Hanmi Financial Corp.*	9,299
3,206	Healthcare Realty Trust, Inc. (REIT)	74,700
1,061	Home Bancshares, Inc./AR	23,904
1,849	Home Properties, Inc. (REIT)	108,943
1,924	Horace Mann Educators Corp.	32,612
1,040	Independent Bank Corp./MA	28,278
613	Infinity Property & Casualty Corp.	37,215
3,768	Inland Real Estate Corp. (REIT)	35,495
2,041	Interactive Brokers Group, Inc., Class A	31,533
2,079	Investment Technology Group, Inc.*	39,813
2,570	Kilroy Realty Corp. (REIT)	99,587
3,108	Kite Realty Group Trust (REIT)	17,529
1,803	LaBranche & Co., Inc.*	7,573
3,589	LaSalle Hotel Properties (REIT)	101,246
6,107	Lexington Realty Trust (REIT)	57,833
1,264	LTC Properties, Inc. (REIT)	36,934
5,470	Medical Properties Trust, Inc. (REIT)	64,163
1,679	Mid-America Apartment Communities, Inc. (REIT)	109,085
1,836	Nara Bancorp, Inc.*	19,241
2,172	National Financial Partners Corp.*	30,712
6,008	National Penn Bancshares, Inc.	47,704
4,092	National Retail Properties, Inc. (REIT)	105,123
606	Navigators Group, Inc. (The)*	31,791
1,694	NBT Bancorp, Inc.	37,691
4,643	Old National Bancorp/IN	52,002
2,087	optionsXpress Holdings, Inc.	33,830
1,047	Parkway Properties, Inc./MD (REIT)	16,972
2,674	Pennsylvania Real Estate Investment Trust (REIT)	38,613
1,635	Pinnacle Financial Partners, Inc.*	26,078
796	Piper Jaffray Cos.*	32,755
831	Portfolio Recovery Associates, Inc.*	69,264
2,388	Post Properties, Inc. (REIT)	93,132
997	Presidential Life Corp.	9,990
2,883	PrivateBancorp, Inc.	41,285
1,528	ProAssurance Corp.*	96,768
4,098	Prospect Capital Corp.	49,750
2,531	Provident Financial Services, Inc.	37,484
903	PS Business Parks, Inc. (REIT)	56,925
802	RLI Corp.	46,043
1,198	S&T Bancorp, Inc.	26,715
748	Safety Insurance Group, Inc.	35,994
571	Saul Centers, Inc. (REIT)	26,266
2,613	Selective Insurance Group, Inc.	47,504
1,994	Signature Bank/NY*	103,469
834	Simmons First National Corp., Class A	24,003
1,355	Sovran Self Storage, Inc. (REIT)	52,574
1,320	Sterling Bancorp/NY	13,253
5,009	Sterling Bancshares, Inc./TX	45,331
904	Stewart Information Services Corp.	10,080
1,729	Stifel Financial Corp.*	124,038
6,376	Susquehanna Bancshares, Inc.	60,955
1,373	SWS Group, Inc.	7,400
3,978	Tanger Factory Outlet Centers (REIT)	106,014
1,793	Texas Capital Bancshares, Inc.*	45,255
397	Tompkins Financial Corp.	16,277
2,065	Tower Group, Inc.	56,127
1,967	TradeStation Group, Inc.*	13,238
3,776	TrustCo Bank Corp NY	22,769
1,475	UMB Financial Corp.	58,823
5,632	Umpqua Holdings Corp.	64,430
1,884	United Bankshares, Inc.	53,958

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,561	United Community Banks, Inc./GA*	$6,249
1,031	United Fire & Casualty Co.	21,331
599	Universal Health Realty Income Trust (REIT)	23,822
1,124	Urstadt Biddle Properties, Inc., Class A (REIT)	21,794
4,742	Whitney Holding Corp./LA	67,242
4,552	Wilmington Trust Corp.	20,438
956	Wilshire Bancorp, Inc.	6,319
1,672	Wintrust Financial Corp.	56,146
779	World Acceptance Corp.*	46,592
		4,735,567
	Health Care - 7.0%

1,078	Abaxis, Inc.*	28,589
3,490	Affymetrix, Inc.*	17,136
556	Air Methods Corp.*	32,270
3,379	Align Technology, Inc.*	70,452
393	Almost Family, Inc.*	15,327
1,444	Amedisys, Inc.*	51,868
3,803	American Medical Systems Holdings, Inc.*	83,324
2,435	AMERIGROUP Corp.*	139,647
1,907	AMN Healthcare Services, Inc.*	14,245
1,519	Amsurg Corp.*	35,894
637	Analogic Corp.	34,525
2,119	Arqule, Inc.*	13,498
1,183	Bio-Reference Labs, Inc.*	24,748
1,439	Cambrex Corp.*	7,886
646	Cantel Medical Corp.	14,115
1,909	Catalyst Health Solutions, Inc.*	86,306
2,406	Centene Corp.*	73,311
1,133	Chemed Corp.	74,144
530	Computer Programs & Systems, Inc.	28,625
1,398	CONMED Corp.*	37,019
2,242	Cooper Cos., Inc. (The)	138,600
321	Corvel Corp.*	15,890
1,522	Cross Country Healthcare, Inc.*	12,663
1,424	CryoLife, Inc.*	7,690
2,950	Cubist Pharmaceuticals, Inc.*	64,694
1,172	Cyberonics, Inc.*	38,711
856	Dionex Corp.*	100,854
1,047	Emergent Biosolutions, Inc.*	22,029
631	Ensign Group, Inc. (The)	19,189
1,630	Enzo Biochem, Inc.*	7,025
2,068	eResearchTechnology, Inc.*	13,132
1,463	Gentiva Health Services, Inc.*	41,300
1,144	Greatbatch, Inc.*	28,463
1,230	Haemonetics Corp.*	75,829
1,558	Hanger Orthopedic Group, Inc.*	41,910
2,828	Healthspring, Inc.*	106,446
1,673	Healthways, Inc.*	23,372
492	Hi-Tech Pharmacal Co., Inc.*	11,360
1,370	HMS Holdings Corp.*	103,517
564	ICU Medical, Inc.*	23,682
1,013	Integra LifeSciences Holdings Corp.*	50,802
1,594	Invacare Corp.	47,135
786	IPC The Hospitalist Co., Inc.*	32,069
731	Kendle International, Inc.*	8,699
423	Kensey Nash Corp.*	11,108
460	Landauer, Inc.	28,934
915	LCA-Vision, Inc.*	6,469
748	LHC Group, Inc.*	22,335
1,636	Magellan Health Services, Inc.*	78,495
993	MedCath Corp.*	14,120
1,998	Meridian Bioscience, Inc.	43,097
1,384	Merit Medical Systems, Inc.*	23,639
843	Molina Healthcare, Inc.*	29,530
600	MWI Veterinary Supply, Inc.*	41,532
1,388	Natus Medical, Inc.*	22,014
1,104	Neogen Corp.*	41,279
1,589	Omnicell, Inc.*	21,356
909	Palomar Medical Technologies, Inc.*	14,526
1,770	Par Pharmaceutical Cos., Inc.*	54,658
2,893	Parexel International Corp.*	67,899
1,458	PharMerica Corp.*	17,131
2,749	PSS World Medical, Inc.*	71,529
936	Quality Systems, Inc.	74,786
3,053	Questcor Pharmaceuticals, Inc.*	39,567
3,570	Regeneron Pharmaceuticals, Inc.*	129,484
1,219	RehabCare Group, Inc.*	45,286
2,845	Salix Pharmaceuticals Ltd.*	94,852
3,494	Savient Pharmaceuticals, Inc.*	33,682
856	SurModics, Inc.*	11,162
1,768	Symmetry Medical, Inc.*	15,983
3,826	ViroPharma, Inc.*	68,600
1,636	West Pharmaceutical Services, Inc.	67,256
1,052	Zoll Medical Corp.*	48,687
		3,156,986
	Industrials - 8.8%

1,664	A. O. Smith Corp.	67,226
578	AAON, Inc.	17,745
1,912	AAR Corp.*	52,178
2,298	ABM Industries, Inc.	61,196
3,339	Actuant Corp., Class A	94,494
1,111	Administaff, Inc.	33,252
730	Aerovironment, Inc.*	21,177
1,356	Albany International Corp., Class A	33,032
746	Allegiant Travel Co.	30,787
442	American Science & Engineering, Inc.	41,548
1,373	Apogee Enterprises, Inc.	18,769
1,879	Applied Industrial Technologies, Inc.	60,203
1,244	Arkansas Best Corp.	29,508
980	Astec Industries, Inc.*	33,643
611	AZZ, Inc.	26,065
737	Badger Meter, Inc.	28,971
2,207	Barnes Group, Inc.	46,965
2,296	Belden, Inc.	84,102
2,580	Brady Corp., Class A	92,209
2,454	Briggs & Stratton Corp.	49,399
452	Cascade Corp.	22,085
619	CDI Corp.	9,211
1,238	Ceradyne, Inc.*	47,329
840	CIRCOR International, Inc.	33,306
2,475	CLARCOR, Inc.	101,821
1,872	Comfort Systems USA, Inc.	24,841
490	Consolidated Graphics, Inc.*	26,725
764	Cubic Corp.	38,437
2,249	Curtiss-Wright Corp.	82,988
1,484	Dolan Co. (The)*	18,550
1,714	Dycom Industries, Inc.*	29,584
3,259	EMCOR Group, Inc.*	103,832
933	Encore Wire Corp.	21,888
1,011	EnPro Industries, Inc.*	40,116
1,299	ESCO Technologies, Inc.	49,739
1,476	Esterline Technologies Corp.*	105,637
682	Exponent, Inc.*	26,837
3,040	Federal Signal Corp.	19,669
1,424	Forward Air Corp.	42,193
910	G&K Services, Inc., Class A	29,502
2,829	GenCorp, Inc.*	14,682
3,207	Geo Group, Inc. (The)*	81,554

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,486	Gibraltar Industries, Inc.*	$16,093
2,232	Griffon Corp.*	26,918
3,227	Healthcare Services Group, Inc.	57,344
2,457	Heartland Express, Inc.	40,762
858	Heidrick & Struggles International, Inc.	23,363
1,828	HUB Group, Inc., Class A*	63,907
1,264	II-VI, Inc.*	64,704
1,932	Insituform Technologies, Inc., Class A*	49,923
3,198	Interface, Inc., Class A	53,311
1,383	John Bean Technologies Corp.	26,236
1,275	Kaman Corp.	40,634
1,647	Kaydon Corp.	64,628
1,366	Kelly Services, Inc., Class A*	28,713
2,993	Knight Transportation, Inc.	55,700
199	Lawson Products, Inc.	4,790
613	Lindsay Corp.	43,284
839	Lydall, Inc.*	7,501
1,789	Mobile Mini, Inc.*	40,682
2,233	Moog, Inc., Class A*	101,401
1,848	Mueller Industries, Inc.	62,795
253	National Presto Industries, Inc.	32,015
2,471	Navigant Consulting, Inc.*	23,203
830	NCI Building Systems, Inc.*	11,728
2,063	Old Dominion Freight Line, Inc.*	63,499
1,788	On Assignment, Inc.*	18,774
2,825	Orbital Sciences Corp.*	50,257
1,322	Orion Marine Group, Inc.*	16,327
430	Powell Industries, Inc.*	16,078
1,869	Quanex Building Products Corp.	35,305
2,204	Robbins & Myers, Inc.	93,957
788	School Specialty, Inc.*	12,096
2,527	SFN Group, Inc.*	34,948
1,913	Simpson Manufacturing Co., Inc.	55,343
2,737	Skywest, Inc.	45,160
627	Standard Register Co. (The)	2,157
612	Standex International Corp.	20,973
2,003	SYKES Enterprises, Inc.*	37,256
1,779	Teledyne Technologies, Inc.*	93,166
3,035	Tetra Tech, Inc.*	71,322
1,537	Toro Co. (The)	95,909
1,109	Tredegar Corp.	21,648
807	Triumph Group, Inc.	69,878
2,168	TrueBlue, Inc.*	35,013
710	Unifirst Corp.	40,044
1,135	United Stationers, Inc.*	76,522
953	Universal Forest Products, Inc.	32,497
1,005	Viad Corp.	23,035
965	Vicor Corp.	14,697
1,455	Watts Water Technologies, Inc., Class A	56,905
		3,965,396
	Information Technology - 10.7%

1,861	Advanced Energy Industries, Inc.*	29,999
1,007	Agilysys, Inc.*	5,055
1,401	Anixter International, Inc.	100,340
6,079	Arris Group, Inc.*	80,243
1,548	ATMI, Inc.*	28,236
1,419	Avid Technology, Inc.*	31,303
570	Bel Fuse, Inc., Class B	12,483
3,032	Benchmark Electronics, Inc.*	57,184
860	Black Box Corp.	32,843
2,182	Blackbaud, Inc.	58,063
2,148	Blue Coat Systems, Inc.*	60,445
1,607	Bottomline Technologies, Inc.*	35,531
3,354	Brightpoint, Inc.*	42,260
3,185	Brooks Automation, Inc.*	39,972
1,132	Cabot Microelectronics Corp.*	55,264
1,484	CACI International, Inc., Class A*	88,031
1,482	Cardtronics, Inc.*	28,084
1,095	CEVA, Inc.*	24,966
1,940	Checkpoint Systems, Inc.*	42,253
3,392	Ciber, Inc.*	15,841
1,947	Cognex Corp.	54,341
1,154	Cohu, Inc.	16,987
2,142	CommVault Systems, Inc.*	78,247
1,217	comScore, Inc.*	33,504
1,376	Comtech Telecommunications Corp.	37,221
1,675	CSG Systems International, Inc.*	32,746
1,665	CTS Corp.	19,747
1,473	Cymer, Inc.*	74,534
1,754	Daktronics, Inc.	20,083
1,976	DealerTrack Holdings, Inc.*	39,876
1,209	DG FastChannel, Inc.*	40,030
1,223	Digi International, Inc.*	13,539
1,738	Diodes, Inc.*	50,332
1,132	DSP Group, Inc.*	8,931
829	DTS, Inc.*	37,595
1,875	Ebix, Inc.*	49,387
1,149	Electro Scientific Industries, Inc.*	17,511
753	EMS Technologies, Inc.*	14,638
2,235	Epicor Software Corp.*	23,021
1,624	EPIQ Systems, Inc.	22,427
2,141	Exar Corp.*	13,852
792	FARO Technologies, Inc.*	28,235
1,864	FEI Co.*	62,500
726	Forrester Research, Inc.	26,267
1,238	Gerber Scientific, Inc.*	10,213
4,751	Harmonic, Inc.*	45,657
1,851	Heartland Payment Systems, Inc.	36,243
1,226	Hittite Microwave Corp.*	75,252
1,150	Hutchinson Technology, Inc.*	3,611
1,409	iGate Corp.	25,503
1,757	Infospace, Inc.*	14,161
2,274	Insight Enterprises, Inc.*	41,591
859	Integral Systems, Inc.*	10,514
664	Interactive Intelligence, Inc.*	22,848
2,394	Intermec, Inc.*	26,885
1,091	Intevac, Inc.*	13,932
2,268	j2 Global Communications, Inc.*	65,976
2,176	JDA Software Group, Inc.*	64,192
1,465	Knot, Inc. (The)*	14,694
3,301	Kopin Corp.*	14,491
3,438	Kulicke & Soffa Industries, Inc.*	32,970
836	Liquidity Services, Inc.*	13,435
1,105	Littelfuse, Inc.	58,377
793	LogMeIn, Inc.*	28,461
900	LoJack Corp.*	5,382
1,068	Manhattan Associates, Inc.*	34,390
839	MAXIMUS, Inc.	62,086
1,435	Mercury Computer Systems, Inc.*	27,236
1,831	Methode Electronics, Inc.	21,423
2,453	Micrel, Inc.	32,968
4,074	Microsemi Corp.*	89,750
417	MicroStrategy, Inc., Class A*	49,560
2,460	MKS Instruments, Inc.	73,849
1,780	Monolithic Power Systems, Inc.*	27,501
741	MTS Systems Corp.	34,316
383	NCI, Inc., Class A*	8,771
1,783	Netgear, Inc.*	58,482
1,739	Netscout Systems, Inc.*	43,458

Shares		Value
	Common Stocks (a) (continued)
1,478	Network Equipment Technologies, Inc.*	$5,380
1,801	Newport Corp.*	29,987
1,525	Novatel Wireless, Inc.*	9,028
973	Oplink Communications, Inc.*	26,475
929	OSI Systems, Inc.*	34,949
1,011	Park Electrochemical Corp.	32,150
950	PC-Tel, Inc.*	7,115
1,478	Perficient, Inc.*	18,372
1,259	Pericom Semiconductor Corp.*	12,666
1,983	Plexus Corp.*	62,326
1,357	Power Integrations, Inc.	54,063
3,230	Progress Software Corp.*	94,833
2,020	Pulse Electronics Corp.	12,201
1,650	Radiant Systems, Inc.*	28,297
1,181	Radisys Corp.*	9,838
1,135	RightNow Technologies, Inc.*	30,293
1,377	Rofin-Sinar Technologies, Inc.*	53,400
774	Rogers Corp.*	36,502
1,530	Rudolph Technologies, Inc.*	16,952
1,329	ScanSource, Inc.*	48,548
1,374	Sigma Designs, Inc.*	18,796
1,501	Smith Micro Software, Inc.*	14,064
1,393	Sourcefire, Inc.*	37,750
570	Stamps.com, Inc.	7,661
1,096	Standard Microsystems Corp.*	29,077
586	StarTek, Inc.*	3,258
1,004	Stratasys, Inc.*	45,562
1,195	Super Micro Computer, Inc.*	17,865
636	Supertex, Inc.*	14,539
2,164	Symmetricom, Inc.*	12,248
1,672	Synaptics, Inc.*	49,324
1,176	Synchronoss Technologies, Inc.*	40,290
1,134	SYNNEX Corp.*	40,008
4,146	Take-Two Interactive Software, Inc.*	66,626
2,014	Taleo Corp., Class A*	65,032
3,353	Tekelec*	25,718
1,434	TeleTech Holdings, Inc.*	32,667
2,467	Tessera Technologies, Inc.*	42,950
3,331	THQ, Inc.*	19,187
505	Tollgrade Communications, Inc.*	5,045
7,814	TriQuint Semiconductor, Inc.*	111,349
2,127	TTM Technologies, Inc.*	37,308
1,243	Tyler Technologies, Inc.*	27,495
1,168	Ultratech, Inc.*	28,873
4,277	United Online, Inc.	25,705
3,633	Varian Semiconductor Equipment Associates, Inc.*	173,330
1,960	Veeco Instruments, Inc.*	93,257
2,043	Viasat, Inc.*	85,009
1,322	Volterra Semiconductor Corp.*	33,354
2,066	Websense, Inc.*	44,254
1,904	Wright Express Corp.*	97,104
		4,840,205
	Materials - 2.4%

1,551	A. Schulman, Inc.	34,525
823	A.M. Castle & Co.*	14,189
1,230	AMCOL International Corp.	38,388
1,002	American Vanguard Corp.	8,246
1,235	Arch Chemicals, Inc.	44,398
1,380	Balchem Corp.	49,680
999	Brush Engineered Materials, Inc.*	43,726
1,925	Buckeye Technologies, Inc.	50,435
2,723	Calgon Carbon Corp.*	38,231
2,735	Century Aluminum Co.*	46,358
566	Clearwater Paper Corp.*	44,884
531	Deltic Timber Corp.	32,269
2,150	Eagle Materials, Inc.	69,488
2,405	H.B. Fuller Co.	51,828
2,975	Headwaters, Inc.*	15,083
715	Kaiser Aluminum Corp.	36,129
1,880	KapStone Paper and Packaging Corp.*	32,242
788	LSB Industries, Inc.*	23,861
1,709	Myers Industries, Inc.	17,295
720	Neenah Paper, Inc.	14,018
440	Olympic Steel, Inc.	11,832
1,520	OM Group, Inc.*	53,489
4,546	PolyOne Corp.*	63,098
542	Quaker Chemical Corp.	20,992
1,479	RTI International Metals, Inc.*	42,152
896	Schweitzer-Mauduit International, Inc.	49,128
377	Stepan Co.	26,462
2,016	STR Holdings, Inc.*	36,510
1,366	Texas Industries, Inc.	55,705
2,412	Wausau Paper Corp.	19,368
1,067	Zep, Inc.	16,741
		1,100,750
	Telecommunication Services - 0.4%

444	Atlantic Tele-Network, Inc.	17,311
1,490	Cbeyond, Inc.*	20,830
9,906	Cincinnati Bell, Inc.*	26,152
1,935	General Communication, Inc., Class A*	23,394
1,623	Neutral Tandem, Inc.*	27,916
1,474	NTELOS Holdings Corp.	28,625
1,090	USA Mobility, Inc.	16,263
		160,491
	Utilities - 2.0%

1,550	Allete, Inc.	58,590
912	American States Water Co.	30,588
2,814	Avista Corp.	62,808
652	Central Vermont Public Service Corp.	13,862
777	CH Energy Group, Inc.	38,120
2,121	El Paso Electric Co.*	59,600
1,097	Laclede Group, Inc. (The)	42,662
2,052	New Jersey Resources Corp.	85,835
1,306	Northwest Natural Gas Co.	61,382
1,780	NorthWestern Corp.	52,884
3,540	Piedmont Natural Gas Co., Inc.	103,722
1,469	South Jersey Industries, Inc.	80,589
2,228	Southwest Gas Corp.	86,602
2,509	UIL Holdings Corp.	77,127
1,812	UniSource Energy Corp.	66,066
		920,437
	Total Common Stocks (Cost $21,435,275)	24,788,410

Principal Amount
	U.S. Government & Agency Security (a) - 2.1%
	Federal Home Loan Bank
$917,352	0.07%, due 03/01/11	917,352
	Total U.S. Government & Agency Security (Cost $917,352)	917,352

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) - 20.5%
$9,255,093	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $9,255,215	$9,255,093
	Total Repurchase Agreements (Cost $9,255,093)	9,255,093

	Total Investment Securities (Cost $31,607,720) — 77.5%	34,960,855
	Other assets less liabilities — 22.5%	10,175,137
	Net Assets — 100.0%	$45,135,992

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $14,577,980.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,195,740
Aggregate gross unrealized depreciation	(2,937,263)
Net unrealized appreciation	$1,258,477
Federal income tax cost of investments	$33,702,378

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$28,002,720	$6,795,495

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	6,807,606	91,494

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	8,757,874	23,697

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	2,393,499	579,422

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600™ Index	6,685,072	82,555

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	12,836,757	2,526,837

		$10,099,500

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 42.9%
	Consumer Discretionary - 5.7%

2,095	1-800-Flowers.com, Inc., Class A*	$5,740
3,702	99 Cents Only Stores*	61,601
1,449	A.H. Belo Corp., Class A*	10,418
2,058	AFC Enterprises, Inc.*	30,438
1,536	Ambassadors Group, Inc.	16,358
2,658	American Apparel, Inc.*	3,030
4,833	American Axle & Manufacturing Holdings, Inc.*	64,617
3,184	American Greetings Corp., Class A	68,934
1,480	American Public Education, Inc.*	62,782
755	America’s Car-Mart, Inc.*	18,709
1,740	Amerigon, Inc.*	23,734
2,130	Ameristar Casinos, Inc.	35,677
4,735	AnnTaylor Stores Corp.*	109,899
2,144	Arbitron, Inc.	85,353
944	Archipelago Learning, Inc.*	10,082
976	Arctic Cat, Inc.*	12,405
2,338	Asbury Automotive Group, Inc.*	43,136
4,782	Ascena Retail Group, Inc.*	149,390
1,151	Ascent Media Corp., Class A*	48,020
1,395	Audiovox Corp., Class A*	11,551
1,142	Ballantyne Strong, Inc.*	8,291
3,106	Barnes & Noble, Inc.	41,589
353	Beasley Broadcasting Group, Inc., Class A*	2,164
6,015	Beazer Homes USA, Inc.*	27,970
2,635	bebe stores, inc.	15,546
7,346	Belo Corp., Class A*	58,548
1,754	Big 5 Sporting Goods Corp.	24,451
115	Biglari Holdings, Inc.*	49,192
1,810	BJ’s Restaurants, Inc.*	65,070
1,016	Blue Nile, Inc.*	58,095
1,157	Bluegreen Corp.*	4,964
433	Blyth, Inc.	14,882
2,455	Bob Evans Farms, Inc.	76,940
463	Body Central Corp.*	7,899
946	Bon-Ton Stores, Inc. (The)*	14,814
567	Books-A-Million, Inc.	3,357
4,343	Boyd Gaming Corp.*	46,427
859	Bravo Brio Restaurant Group, Inc.*	14,801
1,570	Bridgepoint Education, Inc.*	29,390
767	Brookfield Homes Corp.*	11,175
3,497	Brown Shoe Co., Inc.	54,204
7,130	Brunswick Corp.	164,204
2,104	Buckle, Inc. (The)	82,245
1,462	Buffalo Wild Wings, Inc.*	77,471
1,389	Build-A-Bear Workshop, Inc.*	9,195
3,238	Cabela’s, Inc.*	87,847
1,555	California Pizza Kitchen, Inc.*	26,186
5,186	Callaway Golf Co.	40,140
1,335	Cambium Learning Group, Inc.*	4,779
1,351	Capella Education Co.*	77,912
585	Caribou Coffee Co., Inc.*	5,756
815	Carmike Cinemas, Inc.*	5,852
999	Carrols Restaurant Group, Inc.*	7,912
4,785	Carter’s, Inc.*	137,138
3,357	Casual Male Retail Group, Inc.*	14,334
2,242	Cato Corp. (The), Class A	54,369
527	Cavco Industries, Inc.*	21,512
1,654	CEC Entertainment, Inc.*	63,993
9,332	Charming Shoppes, Inc.*	30,516
4,865	Cheesecake Factory, Inc. (The)*	141,280
621	Cherokee, Inc.	10,545
2,092	Children’s Place Retail Stores, Inc. (The)*	95,604
2,883	Christopher & Banks Corp.	17,615
916	Churchill Downs, Inc.	38,252
4,584	Cinemark Holdings, Inc.	92,047
1,195	Citi Trends, Inc.*	26,278
4,475	CKX, Inc.*	15,797
2,555	Coinstar, Inc.*	109,047
4,865	Coldwater Creek, Inc.*	14,400
5,218	Collective Brands, Inc.*	118,970
919	Columbia Sportswear Co.	57,704
1,191	Conn’s, Inc.*	5,300
4,932	Cooper Tire & Rubber Co.	115,705
862	Core-Mark Holding Co., Inc.*	29,265
7,098	Corinthian Colleges, Inc.*	37,194
422	CPI Corp.	9,736
1,919	Cracker Barrel Old Country Store, Inc.	95,643
6,910	CROCS, Inc.*	121,961
2,019	Crown Media Holdings, Inc., Class A*	4,906
600	CSS Industries, Inc.	10,500
713	Culp, Inc.*	7,166
1,756	Cumulus Media, Inc., Class A*	8,569
11,273	Dana Holding Corp.*	212,834
3,116	Deckers Outdoor Corp.*	274,894
481	Delta Apparel, Inc.*	6,316
7,992	Denny’s Corp.*	31,089
402	Destination Maternity Corp.	18,130
4,028	Dex One Corp.*	21,228
3,248	Dillard’s, Inc., Class A	137,520
1,443	DineEquity, Inc.*	82,554
2,979	Domino’s Pizza, Inc.*	50,256
912	Dorman Products, Inc.*	31,619
1,533	Drew Industries, Inc.	35,458
7,473	Drugstore.com, Inc.*	14,871
1,139	DSW, Inc., Class A*	46,255
2,549	E.W. Scripps Co. (The), Class A*	24,394
21,639	Eastman Kodak Co.*	73,573
450	Einstein Noah Restaurant Group, Inc.	7,241
2,042	Empire Resorts, Inc.*	1,674
1,894	Entercom Communications Corp., Class A*	24,774
3,913	Entravision Communications Corp., Class A*	9,196
1,986	Ethan Allen Interiors, Inc.	43,791
6,088	Exide Technologies*	72,447
1,287	Express, Inc.	23,140
4,094	Finish Line (The), Class A	71,481
525	Fisher Communications, Inc.*	14,049
3,166	Fred’s, Inc., Class A	43,627
1,300	Fuel Systems Solutions, Inc.*	37,856
3,770	Furniture Brands International, Inc.*	16,513
1,241	G-III Apparel Group Ltd.*	48,796
1,280	Gaiam, Inc., Class A	9,792
2,792	Gaylord Entertainment Co.*	100,596
1,937	Genesco, Inc.*	76,550
1,403	Global Sources Ltd.*	16,135
431	Gordmans Stores, Inc.*	6,456
2,496	Grand Canyon Education, Inc.*	40,136
3,902	Gray Television, Inc.*	8,662
1,976	Group 1 Automotive, Inc.	83,486
3,120	Harte-Hanks, Inc.	39,593
1,466	Haverty Furniture Cos., Inc.	19,498
2,469	Helen of Troy Ltd.*	68,959

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,060	hhgregg, Inc.*	$15,730
2,320	Hibbett Sports, Inc.*	72,871
868	Hooker Furniture Corp.	11,822
3,585	HOT Topic, Inc.	19,180
4,195	Hovnanian Enterprises, Inc., Class A*	17,116
3,128	HSN, Inc.*	101,597
5,814	Iconix Brand Group, Inc.*	128,489
3,207	Interval Leisure Group, Inc.*	54,230
1,693	iRobot Corp.*	48,623
1,265	Isle of Capri Casinos, Inc.*	11,701
4,159	Jack in the Box, Inc.*	91,498
2,247	Jakks Pacific, Inc.*	41,884
4,787	Jamba, Inc.*	11,058
2,204	Jo-Ann Stores, Inc.*	133,783
3,419	Joe’s Jeans, Inc.*	3,761
351	Johnson Outdoors, Inc., Class A*	5,419
7,018	Jones Group, Inc. (The)	93,339
2,217	JoS. A. Bank Clothiers, Inc.*	102,226
3,380	Journal Communications, Inc., Class A*	20,753
2,023	K12, Inc.*	68,054
614	Kenneth Cole Productions, Inc., Class A*	7,982
1,012	Kid Brands, Inc.*	9,472
1,347	Kirkland’s, Inc.*	20,582
2,457	Knology, Inc.*	34,201
4,703	Krispy Kreme Doughnuts, Inc.*	29,488
2,110	K-Swiss, Inc., Class A*	21,121
378	Lacrosse Footwear, Inc.	6,555
4,152	La-Z-Boy, Inc.*	41,686
2,722	Leapfrog Enterprises, Inc.*	11,813
495	Learning Tree International, Inc.	4,608
3,614	Lee Enterprises, Inc.*	10,734
1,585	Libbey, Inc.*	27,246
3,363	Life Time Fitness, Inc.*	128,971
745	Lifetime Brands, Inc.*	8,947
2,314	LIN TV Corp., Class A*	14,139
1,127	Lincoln Educational Services Corp.	17,480
5,472	Lions Gate Entertainment Corp.*	33,489
1,745	Lithia Motors, Inc., Class A	26,419
11,332	Live Nation Entertainment, Inc.*	120,459
7,611	Liz Claiborne, Inc.*	39,121
2,018	LodgeNet Interactive Corp.*	7,184
1,790	Lumber Liquidators Holdings, Inc.*	41,671
1,492	M/I Homes, Inc.*	19,918
941	Mac-Gray Corp.	15,018
1,846	Maidenform Brands, Inc.*	50,100
1,640	Marcus Corp.	21,353
801	Marine Products Corp.*	5,847
1,777	MarineMax, Inc.*	16,046
2,138	Martha Stewart Living Omnimedia, Class A*	8,766
2,433	Matthews International Corp., Class A	90,386
4,801	McClatchy Co. (The), Class A*	19,252
1,196	McCormick & Schmick’s Seafood Restaurants, Inc.*	12,283
1,775	Media General, Inc., Class A*	12,141
3,221	Mediacom Communications Corp., Class A*	28,409
4,239	Men’s Wearhouse, Inc. (The)	113,181
2,584	Meritage Homes Corp.*	66,693
1,147	Midas, Inc.*	8,866
3,726	Modine Manufacturing Co.*	55,145
712	Monarch Casino & Resort, Inc.*	7,440
2,398	Monro Muffler Brake, Inc.	78,367
1,742	Morgans Hotel Group Co.*	15,486
1,252	Movado Group, Inc.*	17,616
2,209	Multimedia Games, Inc.*	12,149
628	National American University Holdings, Inc.	4,704
4,269	National CineMedia, Inc.	80,641
2,025	New York & Co., Inc.*	14,074
861	Nexstar Broadcasting Group, Inc., Class A*	6,010
2,166	Nutrisystem, Inc.	28,656
1,442	O’Charleys, Inc.*	9,157
6,831	OfficeMax, Inc.*	93,858
1,589	Orbitz Worldwide, Inc.*	5,609
8,245	Orient-Express Hotels Ltd., Class A*	104,052
947	Outdoor Channel Holdings, Inc.*	7,415
1,184	Overstock.com, Inc.*	18,056
1,116	Oxford Industries, Inc.	26,918
1,865	P.F. Chang’s China Bistro, Inc.	86,611
5,350	Pacific Sunwear of California, Inc.*	24,129
1,682	Papa John’s International, Inc.*	49,081
944	Peet’s Coffee & Tea, Inc.*	40,365
3,562	Penske Automotive Group, Inc.*	72,558
4,224	PEP Boys-Manny Moe & Jack	52,927
810	Perry Ellis International, Inc.*	23,522
1,852	PetMed Express, Inc.	27,576
8,420	Pier 1 Imports, Inc.*	84,874
4,876	Pinnacle Entertainment, Inc.*	64,022
1,731	Playboy Enterprises, Inc., Class B*	10,628
2,507	Polaris Industries, Inc.	189,153
3,990	Pool Corp.	99,590
605	Pre-Paid Legal Services, Inc.*	39,894
1,346	PRIMEDIA, Inc.	6,272
1,501	Princeton Review, Inc.*	1,381
10,437	Quiksilver, Inc.*	44,983
680	R.G. Barry Corp.	7,385
2,524	Radio One, Inc., Class D*	5,603
1,733	RC2 Corp.*	37,623
387	ReachLocal, Inc.*	7,368
972	Red Lion Hotels Corp.*	8,301
1,257	Red Robin Gourmet Burgers, Inc.*	29,992
4,626	Regis Corp.	81,094
5,300	Rent-A-Center, Inc.	175,218
754	Rentrak Corp.*	19,928
1,860	Retail Ventures, Inc.*	32,550
5,194	Ruby Tuesday, Inc.*	69,392
1,182	Rue21, Inc.*	41,394
2,413	Ruth’s Hospitality Group, Inc.*	12,089
3,548	Ryland Group, Inc.	61,593
10,901	Saks, Inc.*	133,537
7,592	Sally Beauty Holdings, Inc.*	98,468
2,072	Scholastic Corp.	65,061
5,237	Scientific Games Corp., Class A*	46,924
3,867	Sealy Corp.*	11,137
4,399	Select Comfort Corp.*	48,961
419	Shiloh Industries, Inc.	4,999
736	Shoe Carnival, Inc.*	19,092
4,316	Shuffle Master, Inc.*	40,614
2,284	Shutterfly, Inc.*	97,527
3,641	Sinclair Broadcast Group, Inc., Class A	47,115
2,787	Skechers U.S.A., Inc., Class A*	57,914
552	Skyline Corp.	11,090
4,812	Smith & Wesson Holding Corp.*	19,200

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,211	Sonic Automotive, Inc., Class A	$46,174
4,926	Sonic Corp.*	43,743
5,399	Sotheby’s	265,739
2,649	Spartan Motors, Inc.	16,821
999	Speedway Motorsports, Inc.	14,605
2,949	Stage Stores, Inc.	51,431
1,580	Standard Motor Products, Inc.	18,375
8,610	Standard Pacific Corp.*	34,440
2,174	Stein Mart, Inc.	17,805
1,194	Steiner Leisure Ltd.*	56,309
458	Steinway Musical Instruments, Inc.*	9,838
1,975	Steven Madden Ltd.*	85,201
6,555	Stewart Enterprises, Inc., Class A	49,949
1,232	Stoneridge, Inc.*	18,579
1,539	Sturm Ruger & Co., Inc.	27,794
868	Summer Infant, Inc.*	6,380
1,862	Superior Industries International, Inc.	37,017
1,032	SuperMedia, Inc.*	8,689
868	Systemax, Inc.*	11,857
5,655	Talbots, Inc.*	35,344
4,811	Tenneco, Inc.*	191,863
4,624	Texas Roadhouse, Inc.*	78,516
3,158	Timberland Co. (The), Class A*	116,657
534	Tower International, Inc.*	9,238
2,046	True Religion Apparel, Inc.*	48,633
2,376	Tuesday Morning Corp.*	11,096
1,055	U.S. Auto Parts Network, Inc.*	8,567
2,529	Ulta Salon Cosmetics & Fragrance, Inc.*	105,535
2,833	Under Armour, Inc., Class A*	187,630
1,102	Unifi, Inc.*	20,927
1,100	Universal Electronics, Inc.*	29,975
1,696	Universal Technical Institute, Inc.	31,206
2,919	Vail Resorts, Inc.*	142,447
4,013	Valassis Communications, Inc.*	113,247
108	Value Line, Inc.	1,557
1,019	Vera Bradley, Inc.*	35,003
1,732	Vitacost.com, Inc.*^	—
1,285	Vitamin Shoppe, Inc.*	44,705
1,555	Volcom, Inc.	27,834
3,577	Warnaco Group, Inc. (The)*	210,006
3,601	Warner Music Group Corp.*	21,642
1,170	West Marine, Inc.*	12,203
424	Westwood One, Inc.*	2,909
8,189	Wet Seal, Inc. (The), Class A*	32,510
572	Weyco Group, Inc.	14,575
193	Winmark Corp.	7,139
2,343	Winnebago Industries, Inc.*	33,880
3,994	Wolverine World Wide, Inc.	146,819
1,942	World Wrestling Entertainment, Inc., Class A	25,071
1,655	Zumiez, Inc.*	43,146
		13,151,402
	Consumer Staples - 1.2%

287	Alico, Inc.	7,608
7,175	Alliance One International, Inc.*	26,045
1,482	Andersons, Inc. (The)	71,195
96	Arden Group, Inc., Class A	7,469
3,835	B&G Foods, Inc.	57,525
696	Boston Beer Co., Inc., Class A*	64,603
144	Bridgford Foods Corp.	1,642
884	Calavo Growers, Inc.	20,526
1,134	Cal-Maine Foods, Inc.	32,739
3,048	Casey’s General Stores, Inc.	125,181
4,277	Central Garden and Pet Co., Class A*	39,391
3,615	Chiquita Brands International, Inc.*	62,142
339	Coca-Cola Bottling Co. Consolidated	19,560
8,574	Darling International, Inc.*	119,093
1,757	Diamond Foods, Inc.	89,519
2,892	Dole Food Co., Inc.*	42,657
1,956	Elizabeth Arden, Inc.*	56,900
544	Farmer Bros Co.	7,143
1,436	Female Health Co. (The)	7,324
3,195	Fresh Del Monte Produce, Inc.	91,313
1,220	Fresh Market, Inc. (The)*	49,776
192	Griffin Land & Nurseries, Inc.	6,334
3,455	Hain Celestial Group, Inc. (The)*	103,028
730	Harbinger Group, Inc.*	3,964
7,147	Heckmann Corp.*	40,881
980	Imperial Sugar Co.	10,584
1,011	Ingles Markets, Inc., Class A	19,442
1,152	Inter Parfums, Inc.	20,817
1,143	J&J Snack Foods Corp.	50,258
636	John B. Sanfilippo & Son, Inc.*	7,664
1,558	Lancaster Colony Corp.	89,928
390	Lifeway Foods, Inc.*	3,588
654	Limoneira Co.	15,049
1,087	Medifast, Inc.*	25,153
944	MGP Ingredients, Inc.	8,581
1,012	Nash Finch Co.	40,854
896	National Beverage Corp.	11,370
612	Nature’s Sunshine Products, Inc.*	5,037
3,965	Nu Skin Enterprises, Inc., Class A	126,563
747	Nutraceutical International Corp.*	11,056
414	Oil-Dri Corp. of America	8,408
1,829	Pantry, Inc. (The)*	28,825
3,918	Pilgrim’s Pride Corp.*	30,208
3,369	Prestige Brands Holdings, Inc.*	37,126
1,272	Pricesmart, Inc.	45,270
772	Primo Water Corp.*	9,866
861	Revlon, Inc., Class A*	12,863
44,897	Rite Aid Corp.*	58,815
3,532	Ruddick Corp.	129,624
1,830	Sanderson Farms, Inc.	75,670
928	Schiff Nutrition International, Inc.	7,953
676	Seneca Foods Corp., Class A*	19,016
5,044	Smart Balance, Inc.*	21,891
2,083	Snyder’s-Lance, Inc.	37,952
1,814	Spartan Stores, Inc.	27,337
1,465	Spectrum Brands Holdings, Inc.*	42,045
7,767	Star Scientific, Inc.*	13,981
600	Susser Holdings Corp.*	8,310
1,537	Synutra International, Inc.*	18,844
1,936	Tootsie Roll Industries, Inc.	55,370
2,800	TreeHouse Foods, Inc.*	146,076
3,864	United Natural Foods, Inc.*	164,027
1,946	Universal Corp.	81,382
486	USANA Health Sciences, Inc.*	16,922
3,653	Vector Group Ltd.	61,699
497	Village Super Market, Inc., Class A	14,930
1,336	WD-40 Co.	54,322
886	Weis Markets, Inc.	35,148
4,437	Winn-Dixie Stores, Inc.*	30,970
		2,894,352
	Energy - 3.0%

6,483	Abraxas Petroleum Corp.*	38,704

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
615	Alon USA Energy, Inc.	$6,814
491	Amyris, Inc.*	15,953
735	Apco Oil and Gas International, Inc.	59,491
1,401	Approach Resources, Inc.*	45,603
3,582	ATP Oil & Gas Corp.*	72,750
1,868	Basic Energy Services, Inc.*	35,828
4,118	Berry Petroleum Co., Class A	214,095
3,699	Bill Barrett Corp.*	143,817
7,842	BPZ Resources, Inc.*	50,973
9,374	Brigham Exploration Co.*	342,901
2,895	Bristow Group, Inc.*	138,728
7,587	Cal Dive International, Inc.*	52,199
3,053	Callon Petroleum Co.*	25,584
4,129	CAMAC Energy, Inc.*	7,143
1,537	CARBO Ceramics, Inc.	190,542
2,817	Carrizo Oil & Gas, Inc.*	104,849
4,612	Cheniere Energy, Inc.*	47,873
473	Clayton Williams Energy, Inc.*	50,176
3,687	Clean Energy Fuels Corp.*	51,765
2,538	Cloud Peak Energy, Inc.*	52,029
6,261	Complete Production Services, Inc.*	180,379
952	Contango Oil & Gas Co.*	58,339
3,241	Crosstex Energy, Inc.	33,317
2,440	CVR Energy, Inc.*	46,116
630	Dawson Geophysical Co.*	31,450
1,094	Delek U.S. Holdings, Inc.	12,308
14,895	Delta Petroleum Corp.*	17,427
3,920	DHT Holdings, Inc.	18,228
2,735	Dril-Quip, Inc.*	209,774
1,731	Endeavour International Corp.*	23,386
2,330	Energy Partners Ltd.*	38,142
5,929	Energy XXI Bermuda Ltd.*	204,432
1,190	Evolution Petroleum Corp.*	9,925
3,484	FX Energy, Inc.*	39,927
4,471	Gastar Exploration Ltd.*	22,131
6,337	General Maritime Corp.	17,744
1,322	GeoResources, Inc.*	41,603
604	Global Geophysical Services, Inc.*	8,498
8,162	Global Industries Ltd.*	73,295
4,205	GMX Resources, Inc.*	21,824
2,928	Golar LNG Ltd.	55,808
1,969	Goodrich Petroleum Corp.*	40,049
1,473	Green Plains Renewable Energy, Inc.*	18,015
1,153	Gulf Island Fabrication, Inc.	35,708
1,875	GulfMark Offshore, Inc., Class A*	83,212
2,178	Gulfport Energy Corp.*	64,447
307	Hallador Energy Co.	3,095
2,679	Harvest Natural Resources, Inc.*	39,917
8,421	Helix Energy Solutions Group, Inc.*	129,683
9,243	Hercules Offshore, Inc.*	45,660
1,872	Hornbeck Offshore Services, Inc.*	53,184
1,452	Houston American Energy Corp.	23,247
10,568	International Coal Group, Inc.*	104,306
10,229	ION Geophysical Corp.*	131,136
92	Isramco, Inc.*	6,009
2,238	James River Coal Co.*	46,998
10,102	Key Energy Services, Inc.*	156,581
1,967	Knightsbridge Tankers Ltd.	47,975
14,294	Kodiak Oil & Gas Corp.*	108,206
1,507	L&L Energy, Inc.*	11,318
2,411	Lufkin Industries, Inc.	188,420
4,240	Magnum Hunter Resources Corp.*	30,358
2,119	Matrix Service Co.*	29,581
7,696	McMoRan Exploration Co.*	134,680
1,727	Miller Petroleum, Inc.*	9,481
975	Natural Gas Services Group, Inc.*	18,856
7,167	Newpark Resources, Inc.*	50,026
3,777	Nordic American Tanker Shipping	92,499
4,342	Northern Oil and Gas, Inc.*	137,945
3,890	Oasis Petroleum, Inc.*	134,283
2,060	Overseas Shipholding Group, Inc.	69,546
329	OYO Geospace Corp.*	33,453
578	Panhandle Oil and Gas, Inc., Class A	16,710
9,343	Parker Drilling Co.*	49,144
6,294	Patriot Coal Corp.*	148,538
3,661	Penn Virginia Corp.	59,564
1,886	Petroleum Development Corp.*	88,510
4,446	Petroquest Energy, Inc.*	38,325
1,067	PHI, Inc. (Non-Voting)*	22,941
4,358	Pioneer Drilling Co.*	49,333
4,468	RAM Energy Resources, Inc.*	7,819
17,368	Rentech, Inc.*	22,231
3,059	Resolute Energy Corp.*	55,460
584	REX American Resources Corp.*	8,567
2,598	Rex Energy Corp.*	32,735
4,245	Rosetta Resources, Inc.*	192,553
3,486	RPC, Inc.	68,256
1,387	Scorpio Tankers, Inc.*	14,272
3,601	Ship Finance International Ltd.	74,865
3,474	Stone Energy Corp.*	105,193
3,376	Swift Energy Co.*	144,999
5,581	Syntroleum Corp.*	8,985
2,589	Teekay Tankers Ltd., Class A	27,676
2,431	Tesco Corp.*	44,706
6,095	Tetra Technologies, Inc.*	84,172
11,859	TransAtlantic Petroleum Ltd.*	38,660
1,193	Union Drilling, Inc.*	9,234
4,879	Uranium Energy Corp.*	27,810
9,185	USEC, Inc.*	48,864
4,072	Vaalco Energy, Inc.*	32,657
12,247	Vantage Drilling Co.*	25,474
1,588	Venoco, Inc.*	29,299
2,816	W&T Offshore, Inc.	71,892
5,703	Warren Resources, Inc.*	28,059
4,131	Western Refining, Inc.*	67,211
3,855	Willbros Group, Inc.*	43,793
5,534	World Fuel Services Corp.	229,329
		7,007,580
	Financials - 8.8%

1,230	1st Source Corp.	24,071
1,764	1st United Bancorp, Inc./FL*	11,325
1,679	Abington Bancorp, Inc.	20,988
3,231	Acadia Realty Trust (REIT)	63,974
4,428	Advance America Cash Advance Centers, Inc.	23,823
702	Agree Realty Corp. (REIT)	17,922
166	Alexander’s, Inc. (REIT)	65,691
376	Alliance Financial Corp./NY	11,930
7,758	Alterra Capital Holdings Ltd.	167,806
5,257	American Campus Communities, Inc. (REIT)	175,689
7,391	American Capital Agency Corp. (REIT)	217,665
27,354	American Capital Ltd.*	255,486
4,710	American Equity Investment Life Holding Co.	62,172
493	American National Bankshares, Inc.	10,733

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
834	American Safety Insurance Holdings Ltd.*	$17,806
1,903	Ameris Bancorp*	19,201
1,517	AMERISAFE, Inc.*	30,279
656	Ames National Corp.	12,346
1,797	AmTrust Financial Services, Inc.	34,556
9,568	Anworth Mortgage Asset Corp. (REIT)	68,316
1,414	Apollo Commercial Real Estate Finance, Inc. (REIT)	24,066
15,612	Apollo Investment Corp.	193,120
2,501	Argo Group International Holdings Ltd.	95,263
543	Arlington Asset Investment Corp., Class A	15,237
783	Arrow Financial Corp.	19,606
2,236	Artio Global Investors, Inc.	35,441
3,659	Ashford Hospitality Trust, Inc. (REIT)*	37,724
1,210	Asset Acceptance Capital Corp.*	7,115
3,332	Associated Estates Realty Corp. (REIT)	54,145
851	Asta Funding, Inc.	7,361
6,954	Astoria Financial Corp.	97,495
715	Avatar Holdings, Inc.*	15,229
662	Baldwin & Lyons, Inc., Class B	16,146
565	Bancfirst Corp.	23,753
2,219	Banco Latinoamericano de Comercio Exterior S.A., Class E	37,279
297	Bancorp Rhode Island, Inc.	9,358
1,815	Bancorp, Inc. (The)/DE*	15,391
3,663	Bank Mutual Corp.	16,923
423	Bank of Marin Bancorp	15,334
1,052	Bank of the Ozarks, Inc.	45,289
1,539	BankFinancial Corp.	13,466
2,795	Beneficial Mutual Bancorp, Inc.*	25,155
1,130	Berkshire Hills Bancorp, Inc.	25,493
4,593	BGC Partners, Inc., Class A	43,909
10,537	BioMed Realty Trust, Inc. (REIT)	191,247
5,760	BlackRock Kelso Capital Corp.	71,597
567	BofI Holding, Inc.*	8,573
6,027	Boston Private Financial Holdings, Inc.	42,731
507	Bridge Bancorp, Inc.	11,220
4,755	Brookline Bancorp, Inc.	49,404
779	Bryn Mawr Bank Corp.	16,320
1,551	Calamos Asset Management, Inc., Class A	25,716
151	California First National Bancorp	2,205
617	Camden National Corp.	20,756
2,463	Campus Crest Communities, Inc. (REIT)	35,270
956	Capital City Bank Group, Inc.	12,017
229	Capital Southwest Corp.	22,886
4,606	CapLease, Inc. (REIT)	24,734
5,647	Capstead Mortgage Corp. (REIT)	74,202
2,314	Cardinal Financial Corp.	25,755
2,379	Cash America International, Inc.	101,607
6,323	Cathay General Bancorp	112,044
11,120	CBL & Associates Properties, Inc. (REIT)	198,492
4,397	Cedar Shopping Centers, Inc. (REIT)	26,646
2,860	Center Financial Corp.*	22,794
2,067	CenterState Banks, Inc.	14,986
273	Century Bancorp, Inc./MA, Class A	7,382
995	Chatham Lodging Trust (REIT)	17,383
1,966	Chemical Financial Corp.	39,556
1,206	Chesapeake Lodging Trust (REIT)	22,432
976	Citizens & Northern Corp.	15,333
31,764	Citizens Republic Bancorp, Inc.*	26,710
2,933	Citizens, Inc./TX*	21,880
1,271	City Holding Co.	43,532
804	Clifton Savings Bancorp, Inc.	9,166
1,424	CNA Surety Corp.*	35,999
981	CNB Financial Corp./PA	13,871
17,886	CNO Financial Group, Inc.*	129,495
2,600	CoBiz Financial, Inc.	16,952
3,463	Cogdell Spencer, Inc. (REIT)	22,198
1,406	Cohen & Steers, Inc.	41,055
6,254	Colonial Properties Trust (REIT)	123,266
1,400	Colony Financial, Inc. (REIT)	29,750
3,164	Columbia Banking System, Inc.	62,774
2,668	Community Bank System, Inc.	67,127
1,101	Community Trust Bancorp, Inc.	31,500
2,938	Compass Diversified Holdings	47,625
925	CompuCredit Holdings Corp.*	6,161
436	Consolidated-Tomoka Land Co.	14,946
1,583	Coresite Realty Corp. (REIT)	24,600
7,328	Cousins Properties, Inc. (REIT)	62,141
2,916	Cowen Group, Inc., Class A*	12,480
1,923	Crawford & Co., Class B*	8,461
452	Credit Acceptance Corp.*	31,911
1,090	CreXus Investment Corp. (REIT)	14,388
7,234	CVB Financial Corp.	60,476
5,571	Cypress Sharpridge Investments, Inc. (REIT)	69,415
1,517	Danvers Bancorp, Inc.	33,131
19,706	DCT Industrial Trust, Inc. (REIT)	110,748
3,828	Delphi Financial Group, Inc., Class A	118,515
194	Diamond Hill Investment Group, Inc.	14,449
13,335	DiamondRock Hospitality Co. (REIT)*	156,820
2,150	Dime Community Bancshares, Inc.	33,368
2,942	Dollar Financial Corp.*	62,929
900	Donegal Group, Inc., Class A	11,484
1,795	Doral Financial Corp.*	2,369
2,196	Duff & Phelps Corp., Class A	34,587
3,299	DuPont Fabros Technology, Inc. (REIT)	80,562
2,163	Dynex Capital, Inc. (REIT)	22,863
1,324	Eagle Bancorp, Inc.*	19,595
2,170	EastGroup Properties, Inc. (REIT)	98,800
5,813	Education Realty Trust, Inc. (REIT)	47,957
1,788	eHealth, Inc.*	22,422
386	EMC Insurance Group, Inc.	9,422
3,208	Employers Holdings, Inc.	64,545
646	Encore Bancshares, Inc.*	7,913
1,122	Encore Capital Group, Inc.*	30,552
529	Enstar Group Ltd.*	44,362
1,196	Enterprise Financial Services Corp.	15,811
3,744	Entertainment Properties Trust (REIT)	178,476
1,062	Epoch Holding Corp.	16,705
2,106	Equity Lifestyle Properties, Inc. (REIT)	122,232
3,235	Equity One, Inc. (REIT)	61,918
715	ESB Financial Corp.	9,910
1,067	ESSA Bancorp, Inc.	13,871

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,261	Evercore Partners, Inc., Class A	$43,479
1,208	Excel Trust, Inc. (REIT)	14,750
7,023	Extra Space Storage, Inc. (REIT)	138,704
3,718	EZCORP, Inc., Class A*	106,632
1,081	FBL Financial Group, Inc., Class A	33,770
4,234	FBR Capital Markets Corp.*	15,750
777	Federal Agricultural Mortgage Corp., Class C	15,486
7,817	FelCor Lodging Trust, Inc. (REIT)*	59,175
5,347	Fifth Street Finance Corp.	73,628
1,039	Financial Engines, Inc.*	25,362
880	Financial Institutions, Inc.	16,975
8,368	First American Financial Corp.	131,880
704	First Bancorp, Inc./ME	10,285
1,716	First BanCorp./Puerto Rico*	7,962
1,205	First Bancorp/NC	17,762
5,020	First Busey Corp.	25,451
2,426	First Cash Financial Services, Inc.*	79,427
8,440	First Commonwealth Financial Corp.	55,282
1,270	First Community Bancshares, Inc./VA	15,634
4,659	First Financial Bancorp	78,877
1,679	First Financial Bankshares, Inc.	84,286
893	First Financial Corp./IN	28,942
1,331	First Financial Holdings, Inc.	14,188
5,095	First Industrial Realty Trust, Inc. (REIT)*	57,115
999	First Interstate BancSystem, Inc.	14,271
4,459	First Marblehead Corp. (The)*	10,389
2,056	First Merchants Corp.	18,278
5,964	First Midwest Bancorp, Inc./IL	71,985
559	First of Long Island Corp. (The)	15,093
4,022	First Potomac Realty Trust (REIT)	64,875
665	First South Bancorp, Inc./NC	3,591
8,679	FirstMerit Corp.	147,977
5,467	Flagstar Bancorp, Inc.*	9,567
3,586	Flagstone Reinsurance Holdings S.A.	40,880
2,509	Flushing Financial Corp.	35,929
9,713	FNB Corp./PA	97,421
2,933	Forestar Group, Inc.*	56,490
435	Fox Chase Bancorp, Inc.	5,585
740	FPIC Insurance Group, Inc.*	27,868
5,570	Franklin Street Properties Corp. (REIT)	83,717
558	GAMCO Investors, Inc., Class A	25,914
1,011	German American Bancorp, Inc.	17,470
101	Gerova Financial Group Ltd.*^	530
1,875	Getty Realty Corp. (REIT)	55,162
5,346	GFI Group, Inc.	26,730
5,792	Glacier Bancorp, Inc.	90,529
1,694	Gladstone Capital Corp.	19,295
688	Gladstone Commercial Corp. (REIT)	12,632
1,778	Gladstone Investment Corp.	14,704
6,268	Gleacher & Co., Inc.*	12,035
8,044	Glimcher Realty Trust (REIT)	74,005
1,109	Global Indemnity plc*	24,731
582	Golub Capital BDC, Inc.	10,057
2,219	Government Properties Income Trust (REIT)	60,290
816	Great Southern Bancorp, Inc.	17,487
952	Green Bankshares, Inc.*	3,265
2,279	Greenlight Capital Re Ltd., Class A*	65,954
935	Hallmark Financial Services*	8,415
2,349	Hancock Holding Co.	81,440
8,244	Hanmi Financial Corp.*	10,305
934	Harleysville Group, Inc.	34,138
2,486	Harris & Harris Group, Inc.*	14,543
4,644	Hatteras Financial Corp. (REIT)	137,370
5,398	Healthcare Realty Trust, Inc. (REIT)	125,773
1,053	Heartland Financial USA, Inc.	17,869
2,919	Hercules Technology Growth Capital, Inc.	32,284
1,111	Heritage Financial Corp./WA*	16,621
147	Heritage Financial Group, Inc.	1,942
10,843	Hersha Hospitality Trust (REIT)	71,239
1,434	HFF, Inc., Class A*	18,929
5,766	Highwoods Properties, Inc. (REIT)	195,640
3,194	Hilltop Holdings, Inc.*	30,918
582	Home Bancorp, Inc.*	8,451
1,769	Home Bancshares, Inc./AR	39,856
1,344	Home Federal Bancorp, Inc./ID	14,945
3,020	Home Properties, Inc. (REIT)	177,938
3,159	Horace Mann Educators Corp.	53,545
1,185	Hudson Pacific Properties, Inc. (REIT)	17,834
1,055	Hudson Valley Holding Corp.	22,493
2,155	Iberiabank Corp.	123,460
1,706	Independent Bank Corp./MA	46,386
984	IndyMac Bancorp, Inc.*	11
1,008	Infinity Property & Casualty Corp.	61,196
5,989	Inland Real Estate Corp. (REIT)	56,416
1,025	International Assets Holding Corp.*	24,815
4,273	International Bancshares Corp.	81,572
2,935	Internet Capital Group, Inc.*	40,180
4,015	Invesco Mortgage Capital, Inc. (REIT)	93,710
3,510	Investment Technology Group, Inc.*	67,216
3,868	Investors Bancorp, Inc.*	52,373
6,044	Investors Real Estate Trust (REIT)	56,330
7,521	iStar Financial, Inc. (REIT)*	75,135
1,201	JMP Group, Inc.	10,257
223	Kaiser Federal Financial Group, Inc.	3,008
336	Kansas City Life Insurance Co.	11,471
824	Kayne Anderson Energy Development Co.	15,195
2,857	KBW, Inc.	73,111
1,219	Kearny Financial Corp.	11,971
1,673	Kennedy-Wilson Holdings, Inc.*	18,403
4,375	Kilroy Realty Corp. (REIT)	169,531
4,368	Kite Realty Group Trust (REIT)	24,636
7,612	Knight Capital Group, Inc., Class A*	106,644
2,993	LaBranche & Co., Inc.*	12,571
7,345	Ladenburg Thalmann Financial Services, Inc.*	7,712
1,741	Lakeland Bancorp, Inc.	16,769
1,297	Lakeland Financial Corp.	29,079
5,622	LaSalle Hotel Properties (REIT)	158,597
8,511	Lexington Realty Trust (REIT)	80,599
736	Life Partners Holdings, Inc.	6,079
2,078	LTC Properties, Inc. (REIT)	60,719
3,997	Maiden Holdings Ltd.	31,936
1,200	Main Street Capital Corp.	23,640

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,622	MainSource Financial Group, Inc.	$16,123
2,226	MarketAxess Holdings, Inc.	47,614
690	Marlin Business Services Corp.*	7,659
4,265	MB Financial, Inc.	87,731
6,166	MCG Capital Corp.	45,012
4,366	Meadowbrook Insurance Group, Inc.	44,359
1,196	Medallion Financial Corp.	9,688
8,957	Medical Properties Trust, Inc. (REIT)	105,066
386	Merchants Bancshares, Inc.	9,843
732	Meridian Interstate Bancorp, Inc.*	9,516
1,088	Metro Bancorp, Inc.*	13,339
9,327	MF Global Holdings Ltd.*	80,865
22,564	MFA Financial, Inc. (REIT)	191,117
16,144	MGIC Investment Corp.*	138,677
2,642	Mid-America Apartment Communities, Inc. (REIT)	171,651
603	MidSouth Bancorp, Inc.	8,557
556	MidWestOne Financial Group, Inc.	8,062
1,433	Mission West Properties, Inc. (REIT)	9,816
2,141	Monmouth Real Estate Investment Corp., Class A (REIT)	17,685
5,371	Montpelier Re Holdings Ltd.	108,333
3,867	MPG Office Trust, Inc. (REIT)*	15,275
1,957	MVC Capital, Inc.	27,613
3,057	Nara Bancorp, Inc.*	32,037
282	NASB Financial, Inc.*	4,253
558	National Bankshares, Inc.	16,182
3,437	National Financial Partners Corp.*	48,599
1,968	National Health Investors, Inc. (REIT)	93,519
529	National Interstate Corp.	11,024
10,150	National Penn Bancshares, Inc.	80,591
6,710	National Retail Properties, Inc. (REIT)	172,380
177	National Western Life Insurance Co., Class A	30,954
980	Navigators Group, Inc. (The)*	51,411
2,775	NBT Bancorp, Inc.	61,744
2,126	Nelnet, Inc., Class A	47,474
2,444	Netspend Holdings, Inc.*	32,041
8,534	NewAlliance Bancshares, Inc.	133,472
4,994	Newcastle Investment Corp. (REIT)*	42,149
2,248	NewStar Financial, Inc.*	23,806
1,742	NGP Capital Resources Co.	17,525
1,447	Northfield Bancorp, Inc.	19,375
6,075	NorthStar Realty Finance Corp. (REIT)	36,389
8,916	Northwest Bancshares, Inc.	108,240
1,169	OceanFirst Financial Corp.	16,202
5,978	Ocwen Financial Corp.*	63,247
7,538	Old National Bancorp/IN	84,426
7,932	Omega Healthcare Investors, Inc. (REIT)	190,130
959	OmniAmerican Bancorp, Inc.*	15,028
679	One Liberty Properties, Inc. (REIT)	10,104
809	Oppenheimer Holdings Inc., Class A	26,551
3,402	optionsXpress Holdings, Inc.	55,146
3,730	Oriental Financial Group, Inc.	44,648
4,475	Oritani Financial Corp.	57,593
541	Orrstown Financial Services, Inc.	14,877
1,481	Pacific Continental Corp.	14,914
2,474	PacWest Bancorp	51,237
1,006	Park National Corp.	66,225
1,737	Parkway Properties, Inc./MD (REIT)	28,157
707	Peapack Gladstone Financial Corp.	9,438
2,982	Pebblebrook Hotel Trust (REIT)	65,425
3,552	PennantPark Investment Corp.	45,110
309	Penns Woods Bancorp, Inc.	12,060
4,454	Pennsylvania Real Estate Investment Trust (REIT)	64,316
2,115	PennyMac Mortgage Investment Trust (REIT)	39,868
1,646	Penson Worldwide, Inc.*	10,831
847	Peoples Bancorp, Inc./OH	11,443
4,464	PHH Corp.*	110,172
9,343	Phoenix Cos., Inc. (The)*	24,852
1,820	Pico Holdings, Inc.*	54,072
2,687	Pinnacle Financial Partners, Inc.*	42,858
1,250	Piper Jaffray Cos.*	51,437
3,005	Platinum Underwriters Holdings Ltd.	125,309
11,511	PMI Group, Inc. (The)*	34,073
320	Porter Bancorp, Inc.	2,694
1,367	Portfolio Recovery Associates, Inc.*	113,939
3,915	Post Properties, Inc. (REIT)	152,685
3,218	Potlatch Corp. (REIT)	123,571
1,665	Presidential Life Corp.	16,683
1,939	Primerica, Inc.	49,949
1,307	Primus Guaranty Ltd.*	6,600
4,189	PrivateBancorp, Inc.	59,986
2,474	ProAssurance Corp.*	156,678
6,719	Prospect Capital Corp.	81,569
3,755	Prosperity Bancshares, Inc.	153,279
4,826	Provident Financial Services, Inc.	71,473
3,130	Provident New York Bancorp	29,672
1,491	PS Business Parks, Inc. (REIT)	93,993
617	Pzena Investment Management, Inc., Class A	4,658
10,711	Radian Group, Inc.	75,620
7,818	RAIT Financial Trust (REIT)	26,738
3,056	Ramco-Gershenson Properties Trust (REIT)	41,287
6,274	Redwood Trust, Inc. (REIT)	102,768
2,017	Renasant Corp.	32,413
788	Republic Bancorp, Inc./KY, Class A	13,506
3,968	Resource Capital Corp. (REIT)	29,403
3,367	Retail Opportunity Investments Corp. (REIT)	37,037
1,477	RLI Corp.	84,795
655	Rockville Financial, Inc.	10,604
1,284	Rodman & Renshaw Capital Group, Inc.*	2,850
651	Roma Financial Corp.	6,835
1,994	S&T Bancorp, Inc.	44,466
954	S.Y. Bancorp, Inc.	23,659
2,007	Sabra Healthcare REIT, Inc. (REIT)	36,969
1,651	Safeguard Scientifics, Inc.*	34,638
1,017	Safety Insurance Group, Inc.	48,938
1,674	Sanders Morris Harris Group, Inc.	11,768
1,932	Sandy Spring Bancorp, Inc.	36,882
510	Saul Centers, Inc. (REIT)	23,460
1,028	SCBT Financial Corp.	33,297
1,773	SeaBright Holdings, Inc.	18,670
4,289	Selective Insurance Group, Inc.	77,974

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
920	Sierra Bancorp	$9,973
3,294	Signature Bank/NY*	170,926
1,384	Simmons First National Corp., Class A	39,832
463	Solar Capital Ltd.	11,343
1,272	Southside Bancshares, Inc.	29,014
1,561	Southwest Bancorp, Inc./OK*	22,213
2,221	Sovran Self Storage, Inc. (REIT)	86,175
5,769	Starwood Property Trust, Inc. (REIT)	134,937
1,161	State Auto Financial Corp.	20,062
1,339	State Bancorp, Inc./NY	14,086
1,839	StellarOne Corp.	27,088
2,162	Sterling Bancorp/NY	21,706
7,384	Sterling Bancshares, Inc./TX	66,825
1,391	Stewart Information Services Corp.	15,510
2,748	Stifel Financial Corp.*	197,142
11,319	Strategic Hotels & Resorts, Inc. (REIT)*	73,574
777	Suffolk Bancorp	15,998
1,529	Sun Communities, Inc. (REIT)	52,873
9,505	Sunstone Hotel Investors, Inc. (REIT)*	102,084
10,442	Susquehanna Bancshares, Inc.	99,826
3,362	SVB Financial Group*	182,153
2,302	SWS Group, Inc.	12,408
6,519	Tanger Factory Outlet Centers (REIT)	173,731
771	Taylor Capital Group, Inc.*	8,219
1,055	Tejon Ranch Co.*	27,757
706	Terreno Realty Corp. (REIT)*	12,941
985	Territorial Bancorp, Inc.	19,493
2,942	Texas Capital Bancshares, Inc.*	74,256
725	THL Credit, Inc.	9,751
2,836	Thomas Properties Group, Inc.*	9,557
2,557	TICC Capital Corp.	32,269
637	Tompkins Financial Corp.	26,117
769	Tower Bancorp, Inc.	17,633
3,010	Tower Group, Inc.	81,812
1,892	TowneBank/VA	28,172
3,290	TradeStation Group, Inc.*	22,142
1,487	Triangle Capital Corp.	28,565
1,124	Trico Bancshares	18,243
6,191	TrustCo Bank Corp NY	37,332
5,144	Trustmark Corp.	120,627
3,258	Two Harbors Investment Corp. (REIT)	36,001
2,555	UMB Financial Corp.	101,893
843	UMH Properties, Inc. (REIT)	8,733
9,223	Umpqua Holdings Corp.	105,511
1,437	Union First Market Bankshares Corp.	16,540
3,126	United Bankshares, Inc.	89,529
7,589	United Community Banks, Inc./GA*	10,397
1,347	United Financial Bancorp, Inc.	21,027
1,837	United Fire & Casualty Co.	38,008
911	Universal Health Realty Income Trust (REIT)	36,230
1,388	Universal Insurance Holdings, Inc.	8,009
1,336	Univest Corp. of Pennsylvania	24,101
1,805	Urstadt Biddle Properties, Inc., Class A (REIT)	34,999
7,527	U-Store-It Trust (REIT)	77,152
1,147	ViewPoint Financial Group	15,232
1,731	Virginia Commerce Bancorp, Inc.*	10,213
410	Virtus Investment Partners, Inc.*	23,895
2,070	Walter Investment Management Corp. (REIT)	40,551
1,233	Washington Banking Co.	17,385
5,162	Washington Real Estate Investment Trust (REIT)	161,261
1,137	Washington Trust Bancorp, Inc.	26,128
576	Waterstone Financial, Inc.*	1,688
5,706	Webster Financial Corp.	132,265
1,857	WesBanco, Inc.	38,700
1,256	West Bancorp., Inc.	9,558
7,548	West Coast Bancorp/OR*	25,437
2,362	Westamerica Bancorp.	121,832
5,276	Western Alliance Bancorp.*	42,788
2,382	Westfield Financial, Inc.	21,629
468	Westwood Holdings Group, Inc.	17,564
7,769	Whitney Holding Corp./LA	110,164
1,570	Wilshire Bancorp, Inc.	10,378
1,836	Winthrop Realty Trust (REIT)	22,399
2,768	Wintrust Financial Corp.	92,949
1,322	World Acceptance Corp.*	79,069
472	WSFS Financial Corp.	22,099
		20,511,484
	Health Care - 5.2%

1,778	Abaxis, Inc.*	47,153
2,517	Abiomed, Inc.*	31,387
4,429	Accelrys, Inc.*	38,355
936	Accretive Health, Inc.*	19,029
4,117	Accuray, Inc.*	40,758
3,119	Acorda Therapeutics, Inc.*	65,405
740	Acura Pharmaceuticals, Inc.*	2,435
463	Aegerion Pharmaceuticals, Inc.*	6,880
1,656	Affymax, Inc.*	10,565
5,705	Affymetrix, Inc.*	28,012
899	Air Methods Corp.*	52,178
4,445	Akorn, Inc.*	24,848
1,901	Albany Molecular Research, Inc.*	8,593
3,518	Alexza Pharmaceuticals, Inc.*	4,397
4,772	Align Technology, Inc.*	99,496
528	Alimera Sciences, Inc.*	4,213
7,641	Alkermes, Inc.*	109,496
2,214	Alliance HealthCare Services, Inc.*	9,166
3,632	Allied Healthcare International, Inc.*	8,898
6,331	Allos Therapeutics, Inc.*	21,146
659	Almost Family, Inc.*	25,701
2,933	Alnylam Pharmaceuticals, Inc.*	32,204
4,091	Alphatec Holdings, Inc.*	10,882
1,692	AMAG Pharmaceuticals, Inc.*	31,150
2,300	Amedisys, Inc.*	82,616
724	America Service Group, Inc.	13,235
1,267	American Dental Partners, Inc.*	16,281
6,071	American Medical Systems Holdings, Inc.*	133,016
4,164	AMERIGROUP Corp.*	238,805
3,149	AMN Healthcare Services, Inc.*	23,523
2,490	Amsurg Corp.*	58,839
1,017	Anacor Pharmaceuticals, Inc.*	8,065
1,038	Analogic Corp.	56,260
1,992	AngioDynamics, Inc.*	33,505
5,673	Antares Pharma, Inc.*	8,850
462	Anthera Pharmaceuticals, Inc.*	2,513
1,946	Aoxing Pharmaceutical Co., Inc.*	3,989
1,201	Ardea Biosciences, Inc.*	31,839
9,779	Arena Pharmaceuticals, Inc.*	15,842

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10,219	Ariad Pharmaceuticals, Inc.*	$61,416
3,953	Arqule, Inc.*	25,181
4,277	Array Biopharma, Inc.*	11,976
2,171	ArthroCare Corp.*	74,878
2,876	AspenBio Pharma, Inc.*	1,668
792	Assisted Living Concepts, Inc., Class A*	28,472
2,666	athenahealth, Inc.*	120,876
126	Atrion Corp.	22,219
3,359	Auxilium Pharmaceuticals, Inc.*	75,477
7,503	AVANIR Pharmaceuticals, Inc., Class A*	28,286
887	AVEO Pharmaceuticals, Inc.*	12,223
8,890	AVI BioPharma, Inc.*	17,780
2,325	BioCryst Pharmaceuticals, Inc.*	10,090
1,490	Biodel, Inc.*	3,025
1,449	BioMimetic Therapeutics, Inc.*	19,533
1,930	Bio-Reference Labs, Inc.*	40,376
6,516	BioSante Pharmaceuticals, Inc.*	14,009
3,151	BioScrip, Inc.*	13,297
320	BioSpecifics Technologies Corp.*	8,602
2,043	BioTime, Inc.*	14,076
5,849	Bruker Corp.*	112,242
2,499	Cadence Pharmaceuticals, Inc.*	18,767
3,612	Caliper Life Sciences, Inc.*	24,164
2,362	Cambrex Corp.*	12,944
1,037	Cantel Medical Corp.	22,658
2,177	Capital Senior Living Corp.*	18,265
693	Caraco Pharmaceutical Laboratories Ltd.*	3,611
1,943	CardioNet, Inc.*	9,365
3,058	Catalyst Health Solutions, Inc.*	138,252
6,603	Celera Corp.*	41,995
2,560	Celldex Therapeutics, Inc.*	10,061
3,952	Centene Corp.*	120,417
4,785	Cepheid, Inc.*	126,850
3,809	Cerus Corp.*	13,103
3,098	Chelsea Therapeutics International Ltd.*	12,795
1,839	Chemed Corp.	120,344
1,104	Chindex International, Inc.*	19,706
945	Clinical Data, Inc.*	28,700
959	Codexis, Inc.*	10,223
483	Complete Genomics, Inc.*	3,526
789	Computer Programs & Systems, Inc.	42,614
2,499	Conceptus, Inc.*	35,136
2,350	CONMED Corp.*	62,228
2,337	Continucare Corp.*	13,227
2,504	Corcept Therapeutics, Inc.*	9,365
633	Cornerstone Therapeutics, Inc.*	3,412
561	Corvel Corp.*	27,770
2,497	Cross Country Healthcare, Inc.*	20,775
2,308	CryoLife, Inc.*	12,463
4,704	Cubist Pharmaceuticals, Inc.*	103,159
994	Cumberland Pharmaceuticals, Inc.*	6,083
6,090	Curis, Inc.*	18,940
1,085	Cutera, Inc.*	10,481
2,238	Cyberonics, Inc.*	73,921
783	Cynosure, Inc., Class A*	10,680
3,739	Cytokinetics, Inc.*	5,870
3,702	Cytori Therapeutics, Inc.*	21,546
8,790	CytRx Corp.*	8,350
3,515	Delcath Systems, Inc.*	23,023
4,218	Depomed, Inc.*	35,389
4,959	DexCom, Inc.*	72,550
1,419	Dionex Corp.*	167,187
6,990	Durect Corp.*	22,648
7,868	Dyax Corp.*	13,533
7,698	Dynavax Technologies Corp.*	23,017
754	DynaVox, Inc., Class A*	4,403
1,653	Emergent Biosolutions, Inc.*	34,779
1,805	Emeritus Corp.*	42,472
3,919	Endologix, Inc.*	23,279
1,152	Ensign Group, Inc. (The)	35,032
2,683	Enzo Biochem, Inc.*	11,564
3,989	Enzon Pharmaceuticals, Inc.*	42,603
3,930	eResearchTechnology, Inc.*	24,955
3,709	Exact Sciences Corp.*	20,140
670	Exactech, Inc.*	12,696
954	ExamWorks Group, Inc.*	20,101
8,745	Exelixis, Inc.*	108,875
2,542	Five Star Quality Care, Inc.*	17,845
708	Furiex Pharmaceuticals, Inc.*	11,767
1,127	Genomic Health, Inc.*	28,445
1,411	Genoptix, Inc.*	35,261
2,401	Gentiva Health Services, Inc.*	67,780
9,874	Geron Corp.*	48,876
1,871	Greatbatch, Inc.*	46,550
2,023	Haemonetics Corp.*	124,718
6,318	Halozyme Therapeutics, Inc.*	43,657
2,099	Hanger Orthopedic Group, Inc.*	56,463
3,422	Hansen Medical, Inc.*	7,152
7,537	HealthSouth Corp.*	182,471
4,667	Healthspring, Inc.*	175,666
2,747	Healthways, Inc.*	38,376
753	HeartWare International, Inc.*	63,312
800	Hi-Tech Pharmacal Co., Inc.*	18,472
2,187	HMS Holdings Corp.*	165,250
942	ICU Medical, Inc.*	39,555
2,875	Idenix Pharmaceuticals, Inc.*	9,717
5,628	Immucor, Inc.*	109,577
5,458	Immunogen, Inc.*	49,177
5,286	Immunomedics, Inc.*	19,347
5,043	Impax Laboratories, Inc.*	103,835
7,083	Incyte Corp.*	96,895
1,170	Infinity Pharmaceuticals, Inc.*	6,774
3,962	Inhibitex, Inc.*	9,311
6,458	Inovio Pharmaceuticals, Inc.*	7,620
4,790	Inspire Pharmaceuticals, Inc.*	19,256
3,513	Insulet Corp.*	62,180
1,694	Integra LifeSciences Holdings Corp.*	84,954
3,661	InterMune, Inc.*	134,029
2,342	Invacare Corp.	69,253
1,307	IPC The Hospitalist Co., Inc.*	53,326
1,307	IRIS International, Inc.*	13,266
1,555	Ironwood Pharmaceuticals, Inc.*	19,018
7,582	Isis Pharmaceuticals, Inc.*	69,148
1,201	Jazz Pharmaceuticals, Inc.*	29,581
1,200	Kendle International, Inc.*	14,280
590	Kensey Nash Corp.*	15,493
4,110	Keryx Biopharmaceuticals, Inc.*	16,234
3,180	Kindred Healthcare, Inc.*	79,246
756	Landauer, Inc.	47,552
942	Lannett Co., Inc.*	5,341
1,503	LCA-Vision, Inc.*	10,626
15,924	Lexicon Pharmaceuticals, Inc.*	30,893
1,259	LHC Group, Inc.*	37,594
1,578	Ligand Pharmaceuticals, Inc., Class B*	17,106
3,019	Luminex Corp.*	56,818
2,685	Magellan Health Services, Inc.*	128,826

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,458	MAKO Surgical Corp.*	$50,635
5,365	MannKind Corp.*	20,065
1,266	MAP Pharmaceuticals, Inc.*	20,421
4,180	Masimo Corp.	125,985
2,502	Maxygen, Inc.	10,433
3,466	MedAssets, Inc.*	49,113
1,653	MedCath Corp.*	23,506
1,154	Medical Action Industries, Inc.*	9,532
4,288	Medicines Co. (The)*	74,568
4,855	Medicis Pharmaceutical Corp., Class A	155,797
1,514	Medidata Solutions, Inc.*	39,228
2,739	Medivation, Inc.*	47,330
910	MedQuist, Inc.	8,144
2,032	MELA Sciences, Inc.*	5,344
4,159	Merge Healthcare, Inc.*	20,837
3,272	Meridian Bioscience, Inc.	70,577
2,270	Merit Medical Systems, Inc.*	38,772
2,153	Metabolix, Inc.*	19,549
3,215	Metropolitan Health Networks, Inc.*	15,979
7,321	Micromet, Inc.*	45,610
1,250	Molina Healthcare, Inc.*	43,787
3,561	Momenta Pharmaceuticals, Inc.*	49,427
989	MWI Veterinary Supply, Inc.*	68,459
3,420	Nabi Biopharmaceuticals*	19,357
1,371	Nanosphere, Inc.*	4,511
723	National Healthcare Corp.	34,415
142	National Research Corp.	4,645
2,294	Natus Medical, Inc.*	36,383
9,143	Nektar Therapeutics*	87,681
1,817	Neogen Corp.*	67,938
2,474	NeoStem, Inc.*	3,464
3,706	Neuralstem, Inc.*	7,597
3,948	Neurocrine Biosciences, Inc.*	26,649
888	NeurogesX, Inc.*	3,383
7,280	Novavax, Inc.*	18,928
5,388	NPS Pharmaceuticals, Inc.*	41,649
288	NuPathe, Inc.*	2,255
3,153	NuVasive, Inc.*	84,280
2,190	NxStage Medical, Inc.*	45,180
1,491	Nymox Pharmaceutical Corp.*	9,677
1,379	Obagi Medical Products, Inc.*	15,803
1,509	Omeros Corp.*	9,793
2,620	Omnicell, Inc.*	35,213
5,045	Onyx Pharmaceuticals, Inc.*	177,786
7,133	Opko Health, Inc.*	34,452
3,234	Optimer Pharmaceuticals, Inc.*	38,614
3,721	OraSure Technologies, Inc.*	25,787
2,445	Orexigen Therapeutics, Inc.*	7,971
1,419	Orthofix International N.V.*	44,840
5,369	Orthovita, Inc.*	12,778
1,354	Osiris Therapeutics, Inc.*	8,977
5,082	Owens & Minor, Inc.	158,558
1,225	Pacific Biosciences of California, Inc.*	19,281
2,859	Pain Therapeutics, Inc.*	19,556
1,492	Palomar Medical Technologies, Inc.*	23,842
2,824	Par Pharmaceutical Cos., Inc.*	87,205
4,701	Parexel International Corp.*	110,332
715	PDI, Inc.*	6,199
11,251	PDL BioPharma, Inc.	62,443
5,149	Peregrine Pharmaceuticals, Inc.*	11,482
3,494	Pharmacyclics, Inc.*	18,029
2,576	Pharmasset, Inc.*	128,800
2,468	PharMerica Corp.*	28,999
2,139	Pozen, Inc.*	10,994
2,275	Progenics Pharmaceuticals, Inc.*	12,854
1,041	Providence Service Corp. (The)*	17,083
4,604	PSS World Medical, Inc.*	119,796
2,983	Pure Bioscience*	5,757
1,519	Quality Systems, Inc.	121,368
4,432	Questcor Pharmaceuticals, Inc.*	57,439
1,995	Quidel Corp.*	26,254
2,000	RehabCare Group, Inc.*	74,300
4,186	Rigel Pharmaceuticals, Inc.*	29,260
872	Rochester Medical Corp.*	9,217
4,406	RTI Biologics, Inc.*	11,852
1,538	Rural/Metro Corp.*	23,055
4,590	Salix Pharmaceuticals Ltd.*	153,031
3,633	Sangamo Biosciences, Inc.*	30,045
4,219	Santarus, Inc.*	13,459
5,437	Savient Pharmaceuticals, Inc.*	52,413
3,001	Sciclone Pharmaceuticals, Inc.*	13,324
7,513	Seattle Genetics, Inc.*	111,568
4,046	Select Medical Holdings Corp.*	31,559
7,961	Sequenom, Inc.*	48,881
2,771	SIGA Technologies, Inc.*	37,131
2,696	Sirona Dental Systems, Inc.*	136,040
1,597	Skilled Healthcare Group, Inc., Class A*	21,895
4,782	Solta Medical, Inc.*	14,968
2,945	Somaxon Pharmaceuticals, Inc.*	8,982
1,086	SonoSite, Inc.*	39,042
2,665	Spectranetics Corp. (The)*	12,845
3,987	Spectrum Pharmaceuticals, Inc.*	27,072
2,808	Staar Surgical Co.*	16,848
10,382	StemCells, Inc.*	9,656
2,508	Stereotaxis, Inc.*	9,907
4,773	STERIS Corp.	161,566
890	Sucampo Pharmaceuticals, Inc., Class A*	3,818
2,007	Sun Healthcare Group, Inc.*	29,503
4,498	Sunrise Senior Living, Inc.*	51,232
4,534	SuperGen, Inc.*	13,466
1,402	SurModics, Inc.*	18,282
2,896	Symmetry Medical, Inc.*	26,180
2,866	Syneron Medical Ltd.*	42,130
910	Synovis Life Technologies, Inc.*	17,963
1,797	Synta Pharmaceuticals Corp.*	10,045
1,920	Targacept, Inc.*	55,046
1,234	Team Health Holdings, Inc.*	22,817
5,032	Theravance, Inc.*	114,629
3,891	TomoTherapy, Inc.*	13,852
735	Transcend Services, Inc.*	15,648
431	Transcept Pharmaceuticals, Inc.*	3,849
1,634	Triple-S Management Corp., Class B*	32,288
816	U.S. Physical Therapy, Inc.*	16,132
3,896	Unilife Corp.*	18,389
2,576	Universal American Corp.	53,014
2,245	Vanda Pharmaceuticals, Inc.*	16,523
1,348	Vascular Solutions, Inc.*	14,815
5,738	Vical, Inc.*	12,107
6,268	ViroPharma, Inc.*	112,385
1,164	Vital Images, Inc.*	17,448
6,512	Vivus, Inc.*	49,556
4,049	Volcano Corp.*	106,246
3,414	WellCare Health Plans, Inc.*	128,196
2,679	West Pharmaceutical Services, Inc.	110,134
3,126	Wright Medical Group, Inc.*	49,485
2,506	XenoPort, Inc.*	18,219
453	Young Innovations, Inc.	14,347

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5,296	Zalicus, Inc.*	$11,492
4,786	ZIOPHARM Oncology, Inc.*	29,147
553	Zogenix, Inc.*	2,256
1,726	Zoll Medical Corp.*	79,879
		12,150,937
	Industrials - 6.6%

1,466	3D Systems Corp.*	71,761
2,927	A. O. Smith Corp.	118,251
5,849	A123 Systems, Inc.*	55,449
996	AAON, Inc.	30,577
3,143	AAR Corp.*	85,772
4,181	ABM Industries, Inc.	111,340
2,720	Acacia Research - Acacia Technologies*	79,750
4,414	ACCO Brands Corp.*	37,740
2,047	Aceto Corp.	16,233
5,471	Actuant Corp., Class A	154,829
3,503	Acuity Brands, Inc.	197,990
1,753	Administaff, Inc.	52,467
5,298	Advanced Battery Technologies, Inc.*	20,556
1,246	Advisory Board Co. (The)*	63,745
1,332	Aerovironment, Inc.*	38,641
4,361	Air Transport Services Group, Inc.*	34,234
4,087	Aircastle Ltd.	49,371
10,894	AirTran Holdings, Inc.*	79,526
520	Alamo Group, Inc.	15,153
2,881	Alaska Air Group, Inc.*	171,275
2,201	Albany International Corp., Class A	53,616
1,224	Allegiant Travel Co.	50,514
2,159	Altra Holdings, Inc.*	46,699
689	Amerco, Inc.*	66,551
700	Ameresco, Inc., Class A*	10,094
758	American Railcar Industries, Inc.*	15,319
2,963	American Reprographics Co.*	26,371
725	American Science & Engineering, Inc.	68,150
4,080	American Superconductor Corp.*	108,202
728	American Woodmark Corp.	14,524
743	Ameron International Corp.	52,500
687	Ampco-Pittsburgh Corp.	18,219
2,562	APAC Customer Services, Inc.*	15,013
2,261	Apogee Enterprises, Inc.	30,908
6,244	Applied Energetics, Inc.*	5,195
3,410	Applied Industrial Technologies, Inc.	109,256
623	Argan, Inc.*	5,607
2,038	Arkansas Best Corp.	48,341
7,577	ArvinMeritor, Inc.*	135,780
1,598	Astec Industries, Inc.*	54,859
753	Astronics Corp.*	16,235
2,080	Atlas Air Worldwide Holdings, Inc.*	142,022
8,269	Avis Budget Group, Inc.*	126,681
1,000	AZZ, Inc.	42,660
1,207	Badger Meter, Inc.	47,447
1,316	Baltic Trading Ltd.	12,463
3,949	Barnes Group, Inc.	84,035
624	Barrett Business Services, Inc.	9,104
3,669	Beacon Roofing Supply, Inc.*	77,819
3,766	Belden, Inc.	137,949
3,853	Blount International, Inc.*	58,566
882	BlueLinx Holdings, Inc.*	3,413
3,934	Brady Corp., Class A	140,601
4,032	Briggs & Stratton Corp.	81,164
3,858	Brink’s Co. (The)	119,096
7,455	Broadwind Energy, Inc.*	11,928
3,652	Builders FirstSource, Inc.*	8,728
863	CAI International, Inc.*	18,278
19,367	Capstone Turbine Corp.*	29,438
731	Cascade Corp.	35,717
2,009	Casella Waste Systems, Inc., Class A*	14,726
2,812	CBIZ, Inc.*	19,909
1,010	CDI Corp.	15,029
1,608	Celadon Group, Inc.*	23,493
4,431	Cenveo, Inc.*	24,769
2,048	Ceradyne, Inc.*	78,295
2,310	Chart Industries, Inc.*	104,851
1,375	CIRCOR International, Inc.	54,519
4,062	CLARCOR, Inc.	167,111
1,858	Clean Harbors, Inc.*	170,713
638	Coleman Cable, Inc.*	4,715
1,937	Colfax Corp.*	42,963
1,540	Columbus McKinnon Corp.*	26,596
3,062	Comfort Systems USA, Inc.	40,633
1,972	Commercial Vehicle Group, Inc.*	31,079
93	Compx International, Inc.	1,404
751	Consolidated Graphics, Inc.*	40,960
2,759	Corporate Executive Board Co. (The)	110,553
1,666	CoStar Group, Inc.*	94,412
822	Courier Corp.	11,730
889	CRA International, Inc.*	23,061
1,268	Cubic Corp.	63,793
3,694	Curtiss-Wright Corp.	136,309
4,135	Deluxe Corp.	105,649
2,221	DigitalGlobe, Inc.*	71,694
2,441	Dolan Co. (The)*	30,512
2,307	Dollar Thrifty Automotive Group, Inc.*	122,525
867	Douglas Dynamics, Inc.	13,872
844	Ducommun, Inc.	18,880
665	DXP Enterprises, Inc.*	14,138
2,830	Dycom Industries, Inc.*	48,846
1,044	Dynamic Materials Corp.	27,593
5,004	Eagle Bulk Shipping, Inc.*	20,566
5,341	EMCOR Group, Inc.*	170,164
1,491	Encore Wire Corp.	34,979
5,182	Ener1, Inc.*	19,122
3,306	Energy Recovery, Inc.*	11,207
7,128	EnergySolutions, Inc.	47,187
1,586	EnerNOC, Inc.*	30,578
3,888	EnerSys*	138,024
2,086	Ennis, Inc.	33,897
1,656	EnPro Industries, Inc.*	65,710
2,130	ESCO Technologies, Inc.	81,558
2,402	Esterline Technologies Corp.*	171,911
3,205	Excel Maritime Carriers Ltd.*	16,730
1,116	Exponent, Inc.*	43,915
5,013	Federal Signal Corp.	32,434
3,776	Flow International Corp.*	15,066
5,660	Force Protection, Inc.*	28,526
2,334	Forward Air Corp.	69,156
1,056	Franklin Covey Co.*	8,585
1,873	Franklin Electric Co., Inc.	79,602
961	FreightCar America, Inc.*	27,023
1,439	Fuel Tech, Inc.*	10,764
8,652	FuelCell Energy, Inc.*	15,141
2,959	Furmanite Corp.*	21,512
1,495	G&K Services, Inc., Class A	48,468

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,284	Genco Shipping & Trading Ltd.*	$27,728
4,712	GenCorp, Inc.*	24,455
1,556	Generac Holdings, Inc.*	28,521
3,122	Genesee & Wyoming, Inc., Class A*	162,625
4,918	Geo Group, Inc. (The)*	125,065
1,777	GeoEye, Inc.*	79,165
2,437	Gibraltar Industries, Inc.*	26,393
384	Global Defense Technology & Systems, Inc.*	6,278
981	Gorman-Rupp Co. (The)	36,621
1,183	GP Strategies Corp.*	13,699
9,698	GrafTech International Ltd.*	194,057
793	Graham Corp.	16,835
2,809	Granite Construction, Inc.	80,056
4,716	Great Lakes Dredge & Dock Corp.	37,115
1,725	Greenbrier Cos., Inc.*	43,090
3,607	Griffon Corp.*	43,500
2,229	H&E Equipment Services, Inc.*	34,951
4,169	Hawaiian Holdings, Inc.*	27,682
5,289	Healthcare Services Group, Inc.	93,986
4,061	Heartland Express, Inc.	67,372
2,364	HEICO Corp.	130,776
1,407	Heidrick & Struggles International, Inc.	38,313
1,093	Herley Industries, Inc.*	20,767
4,588	Herman Miller, Inc.	123,601
7,815	Hexcel Corp.*	144,968
834	Higher One Holdings, Inc.*	15,671
1,972	Hill International, Inc.*	10,452
3,642	HNI Corp.	115,561
1,378	Hoku Corp.*	2,687
2,452	Horizon Lines, Inc., Class A	11,206
1,428	Houston Wire & Cable Co.	19,135
3,008	HUB Group, Inc., Class A*	105,160
2,589	Hudson Highland Group, Inc.*	17,372
1,773	Huron Consulting Group, Inc.*	49,325
1,378	ICF International, Inc.*	31,239
2,020	II-VI, Inc.*	103,404
1,912	InnerWorkings, Inc.*	15,621
3,160	Insituform Technologies, Inc., Class A*	81,654
1,416	Insteel Industries, Inc.	17,516
4,065	Interface, Inc., Class A	67,764
2,656	Interline Brands, Inc.*	58,193
453	International Shipholding Corp.	11,071
19,650	JetBlue Airways Corp.*	112,005
2,268	John Bean Technologies Corp.	43,024
1,001	Kadant, Inc.*	26,046
2,088	Kaman Corp.	66,545
2,694	Kaydon Corp.	105,713
2,130	Kelly Services, Inc., Class A*	44,773
845	KEYW Holding Corp. (The)*	12,041
2,475	Kforce, Inc.*	44,203
2,523	Kimball International, Inc., Class B	18,065
4,788	Knight Transportation, Inc.	89,105
3,785	Knoll, Inc.	78,236
3,705	Korn/Ferry International*	84,696
1,841	Kratos Defense & Security Solutions, Inc.*	26,529
820	L.B. Foster Co., Class A*	34,440
1,002	LaBarge, Inc.*	15,711
1,265	Ladish Co., Inc.*	68,614
327	Lawson Products, Inc.	7,871
1,575	Layne Christensen Co.*	52,558
2,074	LECG Corp.*	270
1,006	Lindsay Corp.	71,034
711	LMI Aerospace, Inc.*	12,770
1,524	LSI Industries, Inc.	11,796
1,374	Lydall, Inc.*	12,284
855	M&F Worldwide Corp.*	21,213
1,239	Marten Transport Ltd.	26,453
4,269	MasTec, Inc.*	79,489
1,926	McGrath RentCorp	52,984
3,022	Metalico, Inc.*	19,220
1,177	Met-Pro Corp.	13,430
637	Michael Baker Corp.*	20,046
1,338	Middleby Corp.*	119,978
815	Miller Industries, Inc.	13,545
2,137	Mine Safety Appliances Co.	77,210
1,162	Mistras Group, Inc.*	17,535
2,930	Mobile Mini, Inc.*	66,628
3,654	Moog, Inc., Class A*	165,928
3,035	Mueller Industries, Inc.	103,129
12,441	Mueller Water Products, Inc., Class A	50,510
906	Multi-Color Corp.	16,806
1,602	MYR Group, Inc.*	36,141
466	NACCO Industries, Inc., Class A	58,040
386	National Presto Industries, Inc.	48,844
4,075	Navigant Consulting, Inc.*	38,264
1,576	NCI Building Systems, Inc.*	22,269
2,748	Nordson Corp.	299,285
744	Northwest Pipe Co.*	17,663
3,365	Old Dominion Freight Line, Inc.*	103,575
222	Omega Flex, Inc.*	2,902
2,933	On Assignment, Inc.*	30,796
4,640	Orbital Sciences Corp.*	82,546
2,164	Orion Marine Group, Inc.*	26,725
370	P.A.M. Transportation Services, Inc.*	4,381
2,815	Pacer International, Inc.*	15,285
631	Park-Ohio Holdings Corp.*	13,932
352	Patriot Transportation Holding, Inc.*	8,821
1,547	PGT, Inc.*	3,697
1,321	Pike Electric Corp.*	12,840
1,496	Pinnacle Airlines Corp.*	9,051
1,187	PMFG, Inc.*	22,031
1,753	Polypore International, Inc.*	102,445
711	Powell Industries, Inc.*	26,584
1,470	PowerSecure International, Inc.*	10,878
176	Preformed Line Products Co.	12,492
1,761	Primoris Services Corp.	15,057
756	Quality Distribution, Inc.*	7,636
3,049	Quanex Building Products Corp.	57,596
1,861	RailAmerica, Inc.*	27,915
1,307	Raven Industries, Inc.	70,918
1,749	RBC Bearings, Inc.*	63,296
3,880	Republic Airways Holdings, Inc.*	24,599
3,731	Resources Connection, Inc.	71,971
854	Roadrunner Transportation Systems, Inc.*	12,033
3,105	Robbins & Myers, Inc.	132,366
5,184	Rollins, Inc.	101,710
3,965	RSC Holdings, Inc.*	54,043
2,567	Rush Enterprises, Inc., Class A*	48,183
1,278	Saia, Inc.*	19,272
9,304	Satcon Technology Corp.*	33,867
931	Sauer-Danfoss, Inc.*	28,423
894	Schawk, Inc.	16,155
1,519	School Specialty, Inc.*	23,317
26	Seaboard Corp.	60,325

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
880	SeaCube Container Leasing Ltd.	$13,218
4,181	SFN Group, Inc.*	57,823
3,170	Simpson Manufacturing Co., Inc.	91,708
4,505	Skywest, Inc.	74,333
1,249	Standard Parking Corp.*	22,682
1,440	Standard Register Co. (The)	4,954
1,005	Standex International Corp.	34,441
6,169	Steelcase, Inc., Class A	59,901
1,297	Sterling Construction Co., Inc.*	16,991
1,006	Sun Hydraulics Corp.	36,317
3,324	SYKES Enterprises, Inc.*	61,826
1,348	TAL International Group, Inc.	47,018
5,040	Taser International, Inc.*	19,051
1,527	Team, Inc.*	39,595
1,488	Tecumseh Products Co., Class A*	17,901
2,918	Teledyne Technologies, Inc.*	152,816
1,520	Tennant Co.	61,788
4,971	Tetra Tech, Inc.*	116,818
765	Textainer Group Holdings Ltd.	27,043
2,842	Titan International, Inc.	68,265
1,048	Titan Machinery, Inc.*	26,965
1,975	Tredegar Corp.	38,552
1,245	Trex Co., Inc.*	37,288
1,208	Trimas Corp.*	24,849
1,344	Triumph Group, Inc.	116,377
3,550	TrueBlue, Inc.*	57,333
2,149	Tutor Perini Corp.	51,189
675	Twin Disc, Inc.	21,843
1,782	Ultrapetrol (Bahamas) Ltd.*	9,926
1,136	Unifirst Corp.	64,070
141	United Capital Corp.*	3,875
4,868	United Rentals, Inc.*	150,811
1,949	United Stationers, Inc.*	131,402
1,559	Universal Forest Products, Inc.	53,162
471	Universal Truckload Services, Inc.*	7,578
2,903	UQM Technologies, Inc.*	8,883
12,989	US Airways Group, Inc.*	111,835
1,474	US Ecology, Inc.	24,778
633	USA Truck, Inc.*	8,096
1,655	Viad Corp.	37,933
1,571	Vicor Corp.	23,926
334	VSE Corp.	9,055
5,501	Wabash National Corp.*	57,320
2,242	Watsco, Inc.	144,788
2,361	Watts Water Technologies, Inc., Class A	92,339
3,467	Werner Enterprises, Inc.	81,648
4,908	Woodward, Inc.	161,424
603	Xerium Technologies, Inc.*	12,946
		15,356,811
	Information Technology - 8.3%

2,739	ACI Worldwide, Inc.*	85,758
3,771	Acme Packet, Inc.*	283,730
3,652	Actuate Corp.*	17,420
5,506	Acxiom Corp.*	94,373
5,006	ADTRAN, Inc.	227,673
3,463	Advanced Analogic Technologies, Inc.*	14,648
2,931	Advanced Energy Industries, Inc.*	47,248
2,541	Advent Software, Inc.*	73,689
1,429	Agilysys, Inc.*	7,174
409	Alpha & Omega Semiconductor Ltd.*	5,342
1,777	American Software, Inc., Class A	11,941
8,449	Amkor Technology, Inc.*	62,269
5,253	ANADIGICS, Inc.*	28,524
1,184	Anaren, Inc.*	25,124
1,523	Ancestry.com, Inc.*	50,046
2,262	Anixter International, Inc.	162,004
5,272	Applied Micro Circuits Corp.*	55,356
7,239	Ariba, Inc.*	224,047
10,214	Arris Group, Inc.*	134,825
6,213	Aruba Networks, Inc.*	189,186
5,011	Aspen Technology, Inc.*	76,318
2,536	ATMI, Inc.*	46,257
4,807	Aviat Networks, Inc.*	29,371
2,340	Avid Technology, Inc.*	51,620
8,389	Axcelis Technologies, Inc.*	23,070
2,497	AXT, Inc.*	18,528
840	Bel Fuse, Inc., Class B	18,396
5,077	Benchmark Electronics, Inc.*	95,752
4,020	BigBand Networks, Inc.*	10,452
1,413	Black Box Corp.	53,962
3,609	Blackbaud, Inc.	96,035
2,750	Blackboard, Inc.*	96,278
3,351	Blue Coat Systems, Inc.*	94,297
2,537	Bottomline Technologies, Inc.*	56,093
5,674	Brightpoint, Inc.*	71,492
603	BroadSoft, Inc.*	21,286
5,235	Brooks Automation, Inc.*	65,699
1,903	Cabot Microelectronics Corp.*	92,904
2,435	CACI International, Inc., Class A*	144,444
896	Calix, Inc.*	15,944
2,170	Cardtronics, Inc.*	41,121
677	Cass Information Systems, Inc.	26,437
3,573	Cavium Networks, Inc.*	154,282
2,385	CDC Corp., Class A*	7,036
1,690	CEVA, Inc.*	38,532
3,180	Checkpoint Systems, Inc.*	69,260
5,018	Ciber, Inc.*	23,434
5,568	Cirrus Logic, Inc.*	130,013
3,195	Cognex Corp.	89,172
2,035	Coherent, Inc.*	125,661
1,898	Cohu, Inc.	27,939
3,477	CommVault Systems, Inc.*	127,015
1,192	Computer Task Group, Inc.*	13,982
1,825	comScore, Inc.*	50,242
2,297	Comtech Telecommunications Corp.	62,134
2,025	Comverge, Inc.*	10,307
3,242	Concur Technologies, Inc.*	168,681
6,539	Conexant Systems, Inc.*	15,432
2,296	Constant Contact, Inc.*	66,423
476	Convio, Inc.*	4,869
2,858	Cray, Inc.*	21,092
2,743	CSG Systems International, Inc.*	53,626
2,737	CTS Corp.	32,461
2,423	Cymer, Inc.*	122,604
2,725	Daktronics, Inc.	31,201
1,065	DDi Corp.	11,044
3,246	DealerTrack Holdings, Inc.*	65,504
1,590	Deltek, Inc.*	11,591
1,539	DemandTec, Inc.*	20,022
2,017	DG FastChannel, Inc.*	66,783
1,355	Dice Holdings, Inc.*	18,604
2,008	Digi International, Inc.*	22,229
543	Digimarc Corp.*	16,219
3,191	Digital River, Inc.*	107,154
2,731	Diodes, Inc.*	79,090
1,864	DSP Group, Inc.*	14,707
1,401	DTS, Inc.*	63,535
8,692	Earthlink, Inc.	71,535

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,436	Ebix, Inc.*	$64,164
2,657	Echelon Corp.*	23,275
857	Echo Global Logistics, Inc.*	10,130
1,329	Electro Rent Corp.	21,277
2,228	Electro Scientific Industries, Inc.*	33,955
3,647	Electronics for Imaging, Inc.*	56,273
1,233	EMS Technologies, Inc.*	23,970
6,996	Emulex Corp.*	76,956
3,909	Energy Conversion Devices, Inc.*	15,323
10,578	Entegris, Inc.*	92,240
5,237	Entropic Communications, Inc.*	48,495
621	Envestnet, Inc.*	7,794
3,940	Epicor Software Corp.*	40,582
2,637	EPIQ Systems, Inc.	36,417
308	ePlus, Inc.*	8,753
3,949	Euronet Worldwide, Inc.*	71,358
2,583	Evergreen Solar, Inc.*	5,734
2,906	Exar Corp.*	18,802
1,223	ExlService Holdings, Inc.*	27,175
7,248	Extreme Networks*	28,412
787	Fabrinet*	23,004
3,359	Fair Isaac Corp.	93,884
2,374	FalconStor Software, Inc.*	11,561
1,300	FARO Technologies, Inc.*	46,345
3,060	FEI Co.*	102,602
6,550	Finisar Corp.*	268,681
4,027	Formfactor, Inc.*	39,585
1,175	Forrester Research, Inc.	42,512
3,373	Fortinet, Inc.*	137,753
3,098	FSI International, Inc.*	11,989
2,026	Gerber Scientific, Inc.*	16,714
4,061	Global Cash Access Holdings, Inc.*	13,970
1,727	Globecomm Systems, Inc.*	18,393
5,343	GSI Commerce, Inc.*	111,081
1,553	GSI Technology, Inc.*	14,614
4,355	GT Solar International, Inc.*	46,555
1,071	Guidance Software, Inc.*	8,193
2,297	Hackett Group, Inc. (The)*	8,292
9,016	Harmonic, Inc.*	86,644
3,047	Heartland Payment Systems, Inc.	59,660
2,200	Hittite Microwave Corp.*	135,036
1,882	Hutchinson Technology, Inc.*	5,909
3,712	Hypercom Corp.*	37,083
1,906	iGate Corp.	34,499
2,948	Ikanos Communications, Inc.*	3,714
2,398	Imation Corp.*	27,529
2,263	Immersion Corp.*	16,067
7,082	Infinera Corp.*	56,727
2,886	Infospace, Inc.*	23,261
548	Inphi Corp.*	13,147
3,723	Insight Enterprises, Inc.*	68,094
1,410	Integral Systems, Inc.*	17,258
12,365	Integrated Device Technology, Inc.*	95,829
2,086	Integrated Silicon Solution, Inc.*	20,401
1,051	Interactive Intelligence, Inc.*	36,165
3,541	InterDigital, Inc.	168,835
3,936	Intermec, Inc.*	44,201
4,173	Internap Network Services Corp.*	28,376
1,794	Intevac, Inc.*	22,909
939	IntraLinks Holdings, Inc.*	26,470
2,092	IPG Photonics Corp.*	119,077
2,632	Ixia*	46,192
1,935	IXYS Corp.*	24,033
3,638	j2 Global Communications, Inc.*	105,829
6,872	Jack Henry & Associates, Inc.	219,286
3,525	JDA Software Group, Inc.*	103,988
1,820	Kenexa Corp.*	42,206
1,015	Keynote Systems, Inc.	17,854
2,287	KIT Digital, Inc.*	29,754
2,423	Knot, Inc. (The)*	24,303
5,364	Kopin Corp.*	23,548
5,648	Kulicke & Soffa Industries, Inc.*	54,164
1,224	KVH Industries, Inc.*	17,968
6,186	L-1 Identity Solutions, Inc.*	73,675
9,338	Lattice Semiconductor Corp.*	62,004
11,175	Lawson Software, Inc.*	113,315
3,692	Limelight Networks, Inc.*	25,659
4,799	Lionbridge Technologies, Inc.*	17,660
1,140	Liquidity Services, Inc.*	18,320
1,765	Littelfuse, Inc.	93,245
3,586	LivePerson, Inc.*	35,968
1,708	Local.com Corp.*	6,781
1,213	LogMeIn, Inc.*	43,535
1,462	LoopNet, Inc.*	17,398
869	Loral Space & Communications, Inc.*	65,749
3,942	LTX-Credence Corp.*	35,241
5,318	Magma Design Automation, Inc.*	35,365
1,829	Manhattan Associates, Inc.*	58,894
1,789	Mantech International Corp., Class A*	77,285
1,555	Marchex, Inc., Class B	13,979
4,029	Mattson Technology, Inc.*	10,556
1,407	MAXIMUS, Inc.	104,118
601	MaxLinear, Inc., Class A*	6,323
2,128	Maxwell Technologies, Inc.*	38,538
1,169	Measurement Specialties, Inc.*	36,169
436	MediaMind Technologies, Inc.*	5,921
8,593	Mentor Graphics Corp.*	136,629
2,314	Mercury Computer Systems, Inc.*	43,920
434	Meru Networks, Inc.*	9,270
2,999	Methode Electronics, Inc.	35,088
4,095	Micrel, Inc.	55,037
6,686	Microsemi Corp.*	147,293
672	MicroStrategy, Inc., Class A*	79,867
7,672	Microvision, Inc.*	12,812
2,572	Mindspeed Technologies, Inc.*	19,907
4,036	MIPS Technologies, Inc.*	49,118
4,035	MKS Instruments, Inc.	121,131
3,567	ModusLink Global Solutions, Inc.*	24,612
6,702	MoneyGram International, Inc.*	18,498
2,605	Monolithic Power Systems, Inc.*	40,247
1,793	Monotype Imaging Holdings, Inc.*	23,990
2,544	MoSys, Inc.*	14,348
427	Motricity, Inc.*	6,610
12,560	Move, Inc.*	26,627
1,232	MTS Systems Corp.	57,054
788	Multi-Fineline Electronix, Inc.*	22,553
1,435	Nanometrics, Inc.*	25,859
532	NCI, Inc., Class A*	12,183
2,835	Netgear, Inc.*	92,988
5,043	Netlogic Microsystems, Inc.*	208,730
2,463	Netscout Systems, Inc.*	61,550
1,474	NetSuite, Inc.*	44,235
2,901	Network Engines, Inc.*	6,005
2,420	Network Equipment Technologies, Inc.*	8,809
2,954	Newport Corp.*	49,184
4,497	NIC, Inc.	45,600
2,517	Novatel Wireless, Inc.*	14,901
379	NVE Corp.*	22,456
3,978	Oclaro, Inc.*	70,132

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,482	Omnivision Technologies, Inc.*	$137,239
2,167	Online Resources Corp.*	14,194
1,273	OpenTable, Inc.*	113,132
6,755	Openwave Systems, Inc.*	14,996
1,557	Oplink Communications, Inc.*	42,366
1,070	Opnet Technologies, Inc.	36,466
3,490	Opnext, Inc.*	14,623
1,305	OSI Systems, Inc.*	49,094
9,349	Parametric Technology Corp.*	221,571
1,656	Park Electrochemical Corp.	52,661
767	PC Connection, Inc.*	6,519
1,537	PC-Tel, Inc.*	11,512
1,819	PDF Solutions, Inc.*	12,587
1,303	Pegasystems, Inc.	52,485
1,709	Perficient, Inc.*	21,243
2,042	Pericom Semiconductor Corp.*	20,543
4,301	Photronics, Inc.*	38,451
3,887	Plantronics, Inc.	135,617
3,251	Plexus Corp.*	102,179
2,983	PLX Technology, Inc.*	11,216
1,986	Power Integrations, Inc.	79,122
5,625	Power-One, Inc.*	46,294
13,563	Powerwave Technologies, Inc.*	50,047
2,210	Presstek, Inc.*	5,238
5,390	Progress Software Corp.*	158,250
1,559	PROS Holdings, Inc.*	17,851
3,322	Pulse Electronics Corp.	20,065
515	QAD, Inc., Class A*	4,681
1,077	QLIK Technologies, Inc.*	28,174
17,260	Quantum Corp.*	44,703
4,828	Quest Software, Inc.*	129,342
809	QuinStreet, Inc.*	17,628
7,809	Rackspace Hosting, Inc.*	288,230
2,661	Radiant Systems, Inc.*	45,636
1,938	Radisys Corp.*	16,144
1,166	RealD, Inc.*	26,177
6,743	RealNetworks, Inc.*	25,961
1,228	RealPage, Inc.*	30,454
1,060	Renaissance Learning, Inc.	11,384
21,618	RF Micro Devices, Inc.*	162,135
1,165	Richardson Electronics Ltd.	15,145
1,744	RightNow Technologies, Inc.*	46,547
765	Rimage Corp.*	11,483
10,751	Riverbed Technology, Inc.*	443,909
2,277	Rofin-Sinar Technologies, Inc.*	88,302
1,271	Rogers Corp.*	59,940
843	Rosetta Stone, Inc.*	12,611
1,277	Rubicon Technology, Inc.*	29,141
2,512	Rudolph Technologies, Inc.*	27,833
4,170	S1 Corp.*	27,230
2,255	Saba Software, Inc.*	15,943
6,403	Sanmina-SCI Corp.*	100,015
8,300	Sapient Corp.*	98,355
3,020	SAVVIS, Inc.*	98,120
2,162	ScanSource, Inc.*	78,978
2,242	Seachange International, Inc.*	21,164
5,001	Semtech Corp.*	118,424
3,625	ShoreTel, Inc.*	24,614
2,505	Sigma Designs, Inc.*	34,268
2,470	Silicon Graphics International Corp.*	38,310
6,172	Silicon Image, Inc.*	49,623
4,232	SMART Modular Technologies (WWH), Inc.*	29,328
2,452	Smith Micro Software, Inc.*	22,975
2,814	SolarWinds, Inc.*	63,174
16,767	Sonus Networks, Inc.*	50,804
2,213	Sourcefire, Inc.*	59,972
1,182	Spansion, Inc., Class A*	24,905
1,025	Spectrum Control, Inc.*	14,360
380	SPS Commerce, Inc.*	5,890
3,457	SRA International, Inc., Class A*	94,134
948	SRS Labs, Inc.*	8,570
1,005	SS&C Technologies Holdings, Inc.*	19,688
849	Stamps.com, Inc.	11,411
1,805	Standard Microsystems Corp.*	47,887
3,281	STEC, Inc.*	67,031
1,652	Stratasys, Inc.*	74,968
363	Stream Global Services, Inc.*	1,143
5,067	SuccessFactors, Inc.*	181,956
1,967	Super Micro Computer, Inc.*	29,407
791	Supertex, Inc.*	18,082
3,759	Support.com, Inc.*	20,975
1,555	Sycamore Networks, Inc.	33,199
3,533	Symmetricom, Inc.*	19,997
2,728	Synaptics, Inc.*	80,476
1,873	Synchronoss Technologies, Inc.*	64,169
1,807	SYNNEX Corp.*	63,751
1,060	Syntel, Inc.	55,809
5,672	Take-Two Interactive Software, Inc.*	91,149
3,202	Taleo Corp., Class A*	103,393
1,218	TechTarget, Inc.*	10,584
5,502	Tekelec*	42,200
3,653	TeleCommunication Systems, Inc., Class A*	15,598
648	TeleNav, Inc.*	7,271
2,432	TeleTech Holdings, Inc.*	55,401
4,691	Terremark Worldwide, Inc.*	89,035
404	Tessco Technologies, Inc.	4,905
4,044	Tessera Technologies, Inc.*	70,406
5,442	THQ, Inc.*	31,346
13,381	TIBCO Software, Inc.*	329,440
1,112	Tier Technologies, Inc.*	6,972
9,300	TiVo, Inc.*	95,604
2,099	TNS, Inc.*	39,566
445	Travelzoo, Inc.*	17,555
5,717	Trident Microsystems, Inc.*	7,718
12,500	TriQuint Semiconductor, Inc.*	178,125
6,446	TTM Technologies, Inc.*	113,063
2,296	Tyler Technologies, Inc.*	50,788
2,007	Ultimate Software Group, Inc.*	107,254
1,743	Ultra Clean Holdings*	18,424
1,928	Ultratech, Inc.*	47,660
3,429	Unisys Corp.*	127,422
7,018	United Online, Inc.	42,178
2,426	Universal Display Corp.*	102,110
9,416	UTStarcom, Inc.*	19,303
6,550	ValueClick, Inc.*	97,792
2,170	VASCO Data Security International, Inc.*	19,465
3,265	Veeco Instruments, Inc.*	155,349
6,881	VeriFone Systems, Inc.*	312,673
2,672	Viasat, Inc.*	111,182
346	Viasystems Group, Inc.*	8,214
2,839	VirnetX Holding Corp.	34,068
1,090	Virtusa Corp.*	18,410
1,348	Vocus, Inc.*	32,756
1,996	Volterra Semiconductor Corp.*	50,359
6,449	Wave Systems Corp., Class A*	25,409
3,480	Websense, Inc.*	74,542
3,124	Wright Express Corp.*	159,324
2,690	X-Rite, Inc.*	12,509

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,428	Xyratex Ltd.*	$30,860
4,493	Zix Corp.*	16,579
4,127	Zoran Corp.*	46,264
1,406	Zygo Corp.*	20,359
		19,216,128
	Materials - 2.4%

2,536	A. Schulman, Inc.	56,451
1,345	A.M. Castle & Co.*	23,188
332	AEP Industries, Inc.*	9,323
6,031	Allied Nevada Gold Corp.*	182,981
1,920	AMCOL International Corp.	59,923
1,638	American Vanguard Corp.	13,481
1,820	Arch Chemicals, Inc.	65,429
2,271	Balchem Corp.	81,756
5,646	Boise, Inc.	50,701
1,633	Brush Engineered Materials, Inc.*	71,476
3,160	Buckeye Technologies, Inc.	82,792
4,524	Calgon Carbon Corp.*	63,517
4,931	Capital Gold Corp.*	26,825
5,134	Century Aluminum Co.*	87,021
924	Clearwater Paper Corp.*	73,273
7,091	Coeur d’Alene Mines Corp.*	223,437
865	Deltic Timber Corp.	52,566
6,937	Ferro Corp.*	110,437
5,558	General Moly, Inc.*	29,124
2,716	Georgia Gulf Corp.*	86,695
4,938	Globe Specialty Metals, Inc.	115,006
20,766	Golden Star Resources Ltd.*	65,621
1,380	Graham Packaging Co., Inc.*	23,446
9,040	Graphic Packaging Holding Co.*	47,008
3,939	H.B. Fuller Co.	84,885
698	Hawkins, Inc.	26,713
978	Haynes International, Inc.	50,700
4,862	Headwaters, Inc.*	24,650
22,390	Hecla Mining Co.*	227,259
3,490	Horsehead Holding Corp.*	57,725
1,725	Innophos Holdings, Inc.	73,882
6,771	Jaguar Mining, Inc.*	35,886
1,223	Kaiser Aluminum Corp.	61,798
3,077	KapStone Paper and Packaging Corp.*	52,771
493	KMG Chemicals, Inc.	9,254
1,655	Koppers Holdings, Inc.	66,879
905	Kraton Performance Polymers, Inc.*	31,042
2,127	Landec Corp.*	13,081
10,213	Louisiana-Pacific Corp.*	105,398
1,378	LSB Industries, Inc.*	41,726
921	Metals USA Holdings Corp.*	13,769
1,514	Minerals Technologies, Inc.	98,228
2,064	Molycorp, Inc.*	99,051
2,844	Myers Industries, Inc.	28,781
1,185	Neenah Paper, Inc.	23,072
766	NewMarket Corp.	98,132
548	NL Industries, Inc.	7,491
1,094	Noranda Aluminum Holding Corp.*	17,252
6,352	Olin Corp.	118,211
734	Olympic Steel, Inc.	19,737
2,486	OM Group, Inc.*	87,482
3,595	Omnova Solutions, Inc.*	25,309
3,687	P. H. Glatfelter Co.	45,387
7,470	PolyOne Corp.*	103,684
898	Quaker Chemical Corp.	34,780
3,137	Rock-Tenn Co., Class A	215,355
4,197	Rockwood Holdings, Inc.*	195,370
2,422	RTI International Metals, Inc.*	69,027
1,479	Schweitzer-Mauduit International, Inc.	81,094
3,109	Senomyx, Inc.*	22,540
3,988	Sensient Technologies Corp.	133,119
4,347	Silgan Holdings, Inc.	158,579
9,774	Solutia, Inc.*	226,855
2,489	Spartech Corp.*	21,107
628	Stepan Co.	44,079
3,581	Stillwater Mining Co.*	85,479
2,285	STR Holdings, Inc.*	41,381
1,675	Texas Industries, Inc.	68,307
13,234	Thompson Creek Metals Co., Inc.*	174,424
636	TPC Group, Inc.*	18,476
2,153	U.S. Energy Corp.*	13,758
7,986	U.S. Gold Corp.*	57,978
209	United States Lime & Minerals, Inc.*	8,431
546	Universal Stainless & Alloy*	18,864
1,183	Verso Paper Corp.*	7,003
3,948	Wausau Paper Corp.	31,702
1,583	Westlake Chemical Corp.	75,683
4,551	Worthington Industries, Inc.	88,107
5,854	WR Grace & Co.*	222,686
1,747	Zep, Inc.	27,410
2,236	Zoltek Cos., Inc.*	32,690
		5,624,996
	Telecommunication Services - 0.4%

1,813	AboveNet, Inc.	117,646
3,589	Alaska Communications Systems Group, Inc.	36,572
751	Atlantic Tele-Network, Inc.	29,281
2,159	Cbeyond, Inc.*	30,183
16,200	Cincinnati Bell, Inc.*	42,768
3,613	Cogent Communications Group, Inc.*	53,256
2,006	Consolidated Communications Holdings, Inc.	36,690
4,024	FiberTower Corp.*	13,360
3,303	General Communication, Inc., Class A*	39,933
2,429	Global Crossing Ltd.*	38,257
5,619	Globalstar, Inc.*	7,417
718	Hughes Communications, Inc.*	43,008
7,574	ICO Global Communications Holdings Ltd.*	17,344
1,139	IDT Corp., Class B	29,648
2,744	Iridium Communications, Inc.*	25,794
2,661	Neutral Tandem, Inc.*	45,769
2,368	NTELOS Holdings Corp.	45,987
10,139	PAETEC Holding Corp.*	38,528
4,834	Premiere Global Services, Inc.*	32,436
1,912	Shenandoah Telecommunications Co.	33,460
1,783	USA Mobility, Inc.	26,602
8,475	Vonage Holdings Corp.*	37,459
		821,398
	Utilities - 1.3%

2,504	Allete, Inc.	94,651
1,515	American DG Energy, Inc.*	3,439
1,496	American States Water Co.	50,176
509	Artesian Resources Corp., Class A	9,946
4,422	Avista Corp.	98,699
3,155	Black Hills Corp.	97,237
979	Cadiz, Inc.*	12,531

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,587	California Water Service Group	$55,989
1,056	Central Vermont Public Service Corp.	22,451
1,274	CH Energy Group, Inc.	62,502
762	Chesapeake Utilities Corp.	31,120
4,888	Cleco Corp.	158,127
686	Connecticut Water Service, Inc.	17,486
1,172	Consolidated Water Co., Ltd.	12,798
8,258	Dynegy, Inc.*	47,814
3,525	El Paso Electric Co.*	99,052
3,233	Empire District Electric Co. (The)	69,930
3,874	IDACORP, Inc.	146,205
1,795	Laclede Group, Inc. (The)	69,808
1,862	MGE Energy, Inc.	76,286
1,232	Middlesex Water Co.	23,125
3,326	New Jersey Resources Corp.	139,127
3,646	Nicor, Inc.	192,290
2,139	Northwest Natural Gas Co.	100,533
2,914	NorthWestern Corp.	86,575
2,894	Otter Tail Corp.	65,173
5,778	Piedmont Natural Gas Co., Inc.	169,295
6,981	PNM Resources, Inc.	92,917
6,063	Portland General Electric Co.	141,995
1,043	SJW Corp.	25,887
2,406	South Jersey Industries, Inc.	131,993
3,654	Southwest Gas Corp.	142,031
4,062	UIL Holdings Corp.	124,866
2,906	UniSource Energy Corp.	105,953
875	Unitil Corp.	19,959
4,079	WGL Holdings, Inc.	155,002
1,015	York Water Co.	17,225
		2,970,193
	Total Common Stocks (Cost $95,521,211)	99,705,281

No. of Warrants
	Warrants - 0.0%
67	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) - 3.2%
	Federal Home Loan Bank
$7,498,871	0.07%, due 03/01/11	7,498,871
	Total U.S. Government & Agency Security (Cost $7,498,871)	7,498,871

	Repurchase Agreements (a)(b) - 32.2%
74,883,849	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $74,884,825	74,883,849
	Total Repurchase Agreements (Cost $74,883,849)	74,883,849

	Total Investment Securities (Cost $177,903,931) — 78.3%	182,088,001
	Other assets less liabilities — 21.7%	50,507,288
	Net Assets — 100.0%	$232,595,289

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2011, the value of these securities amounted to $530 or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $58,698,053.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT               Real Estate Investment Trust

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,811,442
Aggregate gross unrealized depreciation	(7,221,729)
Net unrealized appreciation	$3,589,713
Federal income tax cost of investments	$178,498,288

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	567	03/18/11	$46,630,080	$2,535,401

Cash collateral in the amount of $2,794,215 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$16,550,843	$295,527

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	68,946,414	9,607,822

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	2,645,133	50,532

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	26,585,038	551,482

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	145,617,106	29,453,602

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	58,489,783	13,518,416

		$53,477,381

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 62.5%
	Consumer Discretionary - 9.9%

12,636	Amazon.com, Inc.*	$2,189,692
6,335	Apollo Group, Inc., Class A*	286,722
14,775	Bed Bath & Beyond, Inc.*	711,416
61,450	Comcast Corp., Class A	1,582,952
6,480	Ctrip.com International Ltd. (ADR)*	251,230
25,741	DIRECTV, Class A*	1,183,314
5,594	Dollar Tree, Inc.*	281,490
11,512	Expedia, Inc.	228,628
7,607	Garmin Ltd.	258,258
23,271	Liberty Media Corp. - Interactive, Class A*	373,732
17,400	Mattel, Inc.	436,044
2,112	NetFlix, Inc.*	436,487
60,540	News Corp., Class A	1,051,580
5,903	O’Reilly Automotive, Inc.*	328,089
2,202	priceline.com, Inc.*	999,444
5,166	Ross Stores, Inc.	372,159
4,878	Sears Holdings Corp.*	406,386
20,598	Staples, Inc.	438,737
43,691	Starbucks Corp.	1,440,929
6,877	Urban Outfitters, Inc.*	263,939
13,994	Virgin Media, Inc.	381,197
5,729	Wynn Resorts Ltd.	704,266
		14,606,691
	Consumer Staples - 0.8%

9,656	Costco Wholesale Corp.	722,172
7,688	Whole Foods Market, Inc.	450,210
		1,172,382
	Health Care - 7.7%

18,672	Amgen, Inc.*	958,434
10,984	Biogen Idec, Inc.*	751,305
19,787	Celgene Corp.*	1,050,690
3,107	Cephalon, Inc.*	174,955
3,500	Cerner Corp.*	351,575
5,784	DENTSPLY International, Inc.	216,148
19,910	Express Scripts, Inc.*	1,119,340
13,767	Genzyme Corp.*	1,038,720
33,901	Gilead Sciences, Inc.*	1,321,461
3,901	Henry Schein, Inc.*	269,091
5,204	Illumina, Inc.*	361,158
1,664	Intuitive Surgical, Inc.*	545,709
8,013	Life Technologies Corp.*	427,654
18,749	Mylan, Inc.*	428,790
9,991	QIAGEN N.V.*	206,114
30,724	Teva Pharmaceutical Industries Ltd. (ADR)	1,539,272
9,011	Vertex Pharmaceuticals, Inc.*	420,543
10,666	Warner Chilcott plc, Class A	252,571
		11,433,530
	Industrials - 2.0%

6,957	C.H. Robinson Worldwide, Inc.	503,617
8,840	Expeditors International of Washington, Inc.	422,552
5,976	Fastenal Co.	371,289
4,301	Joy Global, Inc.	418,832
17,333	PACCAR, Inc.	868,903
3,810	Stericycle, Inc.*	329,260
		2,914,453
	Information Technology - 40.8%

45,662	Activision Blizzard, Inc.*	507,761
21,140	Adobe Systems, Inc.*	729,330
7,732	Akamai Technologies, Inc.*	290,182
18,640	Altera Corp.	780,270
54,250	Apple, Inc.*	19,161,643
29,297	Applied Materials, Inc.	481,350
10,033	Autodesk, Inc.*	421,888
14,779	Automatic Data Processing, Inc.	738,950
11,625	Baidu, Inc. (ADR)*	1,408,485
8,759	BMC Software, Inc.*	433,570
17,660	Broadcom Corp., Class A	727,945
20,836	CA, Inc.	516,316
8,696	Check Point Software Technologies Ltd.*	433,409
83,965	Cisco Systems, Inc.*	1,558,390
9,459	Citrix Systems, Inc.*	663,643
12,541	Cognizant Technology Solutions Corp., Class A*	964,027
30,335	Dell, Inc.*	480,203
41,229	eBay, Inc.*	1,381,378
14,184	Electronic Arts, Inc.*	266,659
3,292	F5 Networks, Inc.*	388,489
3,183	First Solar, Inc.*	469,142
7,888	Fiserv, Inc.*	499,074
35,246	Flextronics International Ltd.*	285,140
7,038	FLIR Systems, Inc.	227,327
6,408	Google, Inc., Class A*	3,930,667
4,762	Infosys Technologies Ltd. (ADR)	317,625
82,820	Intel Corp.	1,778,145
16,722	Intuit, Inc.*	879,243
8,584	KLA-Tencor Corp.	419,071
5,385	Lam Research Corp.*	295,637
12,774	Linear Technology Corp.	441,469
26,320	Marvell Technology Group Ltd.*	481,130
12,354	Maxim Integrated Products, Inc.	340,723
6,586	Microchip Technology, Inc.	243,089
43,260	Micron Technology, Inc.*	481,484
124,850	Microsoft Corp.	3,318,513
15,832	NetApp, Inc.*	817,881
23,900	NVIDIA Corp.*	541,574
88,878	Oracle Corp.	2,924,086
14,548	Paychex, Inc.	489,249
82,728	QUALCOMM, Inc.	4,928,934
22,175	Research In Motion Ltd.*	1,466,655
10,106	SanDisk Corp.*	501,258
19,990	Seagate Technology plc*	253,873
34,417	Symantec Corp.*	620,539
6,876	VeriSign, Inc.	242,654
14,575	Xilinx, Inc.	484,619
26,569	Yahoo!, Inc.*	435,732
		60,448,421
	Materials - 0.2%

4,940	Sigma-Aldrich Corp.	315,617

	Telecommunication Services - 1.1%

4,426	Millicom International Cellular S.A.	387,717
6,975	NII Holdings, Inc.*	285,696
30,948	Vodafone Group plc (ADR)	885,732
		1,559,145
	Total Common Stocks
	(Cost $84,636,494)	92,450,239

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Security (a) - 3.3%
	Federal Home Loan Bank
$4,891,563	0.07%, due 03/01/11	$4,891,563
	Total U.S. Government & Agency Security (Cost $4,891,563)	4,891,563
	Repurchase Agreements (a)(b) - 25.4%

37,603,751	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $37,604,165	37,603,751
	Total Repurchase Agreements (Cost $37,603,751)	37,603,751

	Total Investment Securities (Cost $127,131,808) — 91.2%	134,945,553
	Other assets less liabilities — 8.8%	13,034,314
	Net Assets — 100.0%	$147,979,867

*                 Non-income producing security.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $79,003,233.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                     American Depositary Receipt

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,206,686
Aggregate gross unrealized depreciation	(1,662,648)
Net unrealized appreciation	$7,544,038
Federal income tax cost of investments	$127,401,515

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini NASDAQ-100 Futures Contracts	606	03/18/11	$28,497,150	$1,520,855

Cash collateral in the amount of $2,575,500 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$51,667,883	$(55,598)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	26,809,551	6,962,968

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	73,016,169	(357,007)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	68,536,877	6,642,779

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	80,813,524	7,844,756

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	22,146,786	28,737

		$21,066,635

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 52.9%
	Consumer Discretionary - 5.1%

11,666	Home Depot, Inc.	$437,125
11,666	McDonald’s Corp.	882,883
11,666	Walt Disney Co. (The)	510,271
		1,830,279
	Consumer Staples - 6.9%

11,666	Coca-Cola Co. (The)	745,691
11,666	Kraft Foods, Inc., Class A	371,445
11,666	Procter & Gamble Co. (The)	735,541
11,666	Wal-Mart Stores, Inc.	606,399
		2,459,076
	Energy - 6.2%

11,666	Chevron Corp.	1,210,347
11,666	Exxon Mobil Corp.	997,793
		2,208,140
	Financials - 5.4%

11,666	American Express Co.	508,288
11,666	Bank of America Corp.	166,707
11,666	JPMorgan Chase & Co.	544,686
11,666	Travelers Cos., Inc. (The)	699,143
		1,918,824
	Health Care - 3.7%

11,666	Johnson & Johnson	716,759
11,666	Merck & Co., Inc.	379,961
11,666	Pfizer, Inc.	224,454
		1,321,174
	Industrials - 12.2%

11,666	3M Co.	1,075,955
11,666	Boeing Co. (The)	840,069
11,666	Caterpillar, Inc.	1,200,781
11,666	General Electric Co.	244,053
11,666	United Technologies Corp.	974,578
		4,335,436
	Information Technology - 8.9%

11,666	Cisco Systems, Inc.*	216,521
11,666	Hewlett-Packard Co.	508,988
11,666	Intel Corp.	250,469
11,666	International Business Machines Corp.	1,888,492
11,666	Microsoft Corp.	310,082
		3,174,552
	Materials - 2.4%

11,666	Alcoa, Inc.	196,572
11,666	E.I. du Pont de Nemours & Co.	640,113
		836,685
	Telecommunication Services - 2.1%

11,666	AT&T, Inc.	331,081
11,666	Verizon Communications, Inc.	430,709
		761,790
	Total Common Stocks (Cost $17,847,138)	18,845,956

Principal Amount
	U.S. Government & Agency Security (a) - 5.2%
	Federal Home Loan Bank
$1,850,820	0.07%, due 03/01/11	$1,850,820
	Total U.S. Government & Agency Security (Cost $1,850,820)	1,850,820

	Repurchase Agreements (a)(b) - 28.1%
9,993,069	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $9,993,142	9,993,069
	Total Repurchase Agreements (Cost $9,993,069)	9,993,069

	Total Investment Securities (Cost $29,691,027) — 86.2%	30,689,845
	Other assets less liabilities — 13.8%	4,913,607
	Net Assets — 100.0%	$35,603,452

*                 Non-income producing security.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $13,820,860.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,059,014
Aggregate gross unrealized depreciation	(72,389)
Net unrealized appreciation	$986,625
Federal income tax cost of investments	$29,703,220

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Dow Jones Futures Contracts	117	03/18/11	$7,150,455	$449,580

Cash collateral in the amount of $803,205 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$24,322,098	$230,862

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	24,310,054	2,396,739

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	24,367,910	139,991

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones Industrial AverageSM Index	3,135,042	410,186

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	4,678,239	903,072

		$4,080,850

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 46.1%
	Consumer Discretionary - 4.8%

887	Abercrombie & Fitch Co., Class A	$50,887
3,579	Amazon.com, Inc.*	620,205
1,283	Apollo Group, Inc., Class A*	58,069
642	AutoNation, Inc.*	21,597
275	AutoZone, Inc.*	70,936
2,615	Bed Bath & Beyond, Inc.*	125,912
3,333	Best Buy Co., Inc.	107,456
763	Big Lots, Inc.*	31,306
2,423	Cablevision Systems Corp., Class A	89,288
2,270	CarMax, Inc.*	80,290
4,347	Carnival Corp.	185,486
6,873	CBS Corp., Class B	163,990
2,992	Coach, Inc.	164,321
28,162	Comcast Corp., Class A	725,453
2,832	D.R. Horton, Inc.	33,531
1,397	Darden Restaurants, Inc.	65,841
629	DeVry, Inc.	34,123
8,415	DIRECTV, Class A*	386,838
2,870	Discovery Communications, Inc., Class A*	123,726
2,041	Expedia, Inc.	40,534
1,271	Family Dollar Stores, Inc.	63,652
37,817	Ford Motor Co.*	569,146
1,540	Fortune Brands, Inc.	95,264
1,528	GameStop Corp., Class A*	30,484
2,412	Gannett Co., Inc.	39,822
4,435	Gap, Inc. (The)	99,921
1,590	Genuine Parts Co.	83,777
2,452	Goodyear Tire & Rubber Co. (The)*	34,769
3,114	H&R Block, Inc.	47,302
2,377	Harley-Davidson, Inc.	97,029
702	Harman International Industries, Inc.	34,145
1,375	Hasbro, Inc.	61,737
16,541	Home Depot, Inc.	619,791
3,010	International Game Technology	49,545
4,933	Interpublic Group of Cos., Inc. (The)*	65,116
2,387	J.C. Penney Co., Inc.	83,450
6,807	Johnson Controls, Inc.	277,726
2,951	Kohl’s Corp.*	159,029
1,478	Leggett & Platt, Inc.	34,083
1,605	Lennar Corp., Class A	32,357
2,670	Limited Brands, Inc.	85,493
13,929	Lowe’s Cos., Inc.	364,522
4,274	Macy’s, Inc.	102,149
2,904	Marriott International, Inc., Class A	113,866
3,622	Mattel, Inc.	90,767
10,664	McDonald’s Corp.	807,052
3,099	McGraw-Hill Cos., Inc. (The)	119,869
438	NetFlix, Inc.*	90,521
2,930	Newell Rubbermaid, Inc.	56,666
23,050	News Corp., Class A	400,378
3,859	NIKE, Inc., Class B	343,567
1,699	Nordstrom, Inc.	76,897
3,041	Omnicom Group, Inc.	154,787
1,409	O’Reilly Automotive, Inc.*	78,312
652	Polo Ralph Lauren Corp.	82,615
496	priceline.com, Inc.*	225,124
3,395	PulteGroup, Inc.*	23,425
1,149	RadioShack Corp.	17,005
1,216	Ross Stores, Inc.	87,601
909	Scripps Networks Interactive, Inc., Class A	47,213
444	Sears Holdings Corp.*	36,990
1,675	Stanley Black & Decker, Inc.	127,015
7,300	Staples, Inc.	155,490
7,480	Starbucks Corp.	246,690
1,924	Starwood Hotels & Resorts Worldwide, Inc.	117,556
7,147	Target Corp.	375,575
1,276	Tiffany & Co.	78,538
3,591	Time Warner Cable, Inc.	259,198
11,197	Time Warner, Inc.	427,725
3,995	TJX Cos., Inc.	199,231
1,300	Urban Outfitters, Inc.*	49,894
876	VF Corp.	83,807
6,102	Viacom, Inc., Class B	272,515
19,113	Walt Disney Co. (The)	836,003
55	Washington Post Co. (The), Class B	23,820
767	Whirlpool Corp.	63,277
1,766	Wyndham Worldwide Corp.	55,240
763	Wynn Resorts Ltd.	93,796
4,730	Yum! Brands, Inc.	238,061
		12,866,184
	Consumer Staples - 4.7%

21,073	Altria Group, Inc.	534,622
6,449	Archer-Daniels-Midland Co.	239,774
4,332	Avon Products, Inc.	120,473
1,048	Brown-Forman Corp., Class B	72,469
1,933	Campbell Soup Co.	65,065
1,407	Clorox Co.	95,338
23,437	Coca-Cola Co. (The)	1,498,093
3,420	Coca-Cola Enterprises, Inc.	89,946
4,872	Colgate-Palmolive Co.	382,549
4,438	ConAgra Foods, Inc.	102,784
1,800	Constellation Brands, Inc., Class A*	36,576
4,364	Costco Wholesale Corp.	326,384
13,715	CVS Caremark Corp.	453,418
1,839	Dean Foods Co.*	19,420
2,292	Dr. Pepper Snapple Group, Inc.	82,650
1,146	Estee Lauder Cos., Inc. (The), Class A	108,194
6,463	General Mills, Inc.	240,036
3,237	H. J. Heinz Co.	162,562
1,561	Hershey Co. (The)	81,671
1,398	Hormel Foods Corp.	38,305
1,206	J.M. Smucker Co. (The)	83,021
2,564	Kellogg Co.	137,328
4,116	Kimberly-Clark Corp.	271,244
17,631	Kraft Foods, Inc., Class A	561,371
6,437	Kroger Co. (The)	147,407
1,510	Lorillard, Inc.	115,923
1,342	McCormick & Co., Inc. (Non-Voting)	63,946
2,065	Mead Johnson Nutrition Co.	123,590
1,597	Molson Coors Brewing Co., Class B	73,031
15,997	PepsiCo, Inc.	1,014,530
18,314	Philip Morris International, Inc.	1,149,753
28,254	Procter & Gamble Co. (The)	1,781,415
3,413	Reynolds American, Inc.	117,134
3,763	Safeway, Inc.	82,109
6,452	Sara Lee Corp.	110,458
2,142	SUPERVALU, Inc.	18,485
5,906	Sysco Corp.	164,128

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,008	Tyson Foods, Inc., Class A	$56,039
9,344	Walgreen Co.	404,969
19,774	Wal-Mart Stores, Inc.	1,027,853
1,484	Whole Foods Market, Inc.	86,903
		12,340,966
	Energy - 6.0%

5,002	Anadarko Petroleum Corp.	409,314
3,857	Apache Corp.	480,659
4,353	Baker Hughes, Inc.	309,281
1,049	Cabot Oil & Gas Corp.	47,897
2,448	Cameron International Corp.*	144,750
6,600	Chesapeake Energy Corp.	235,026
20,312	Chevron Corp.	2,107,370
14,830	ConocoPhillips	1,154,812
2,280	CONSOL Energy, Inc.	115,619
4,034	Denbury Resources, Inc.*	97,744
4,359	Devon Energy Corp.	398,587
702	Diamond Offshore Drilling, Inc.	54,917
7,107	El Paso Corp.	132,190
2,564	EOG Resources, Inc.	287,963
1,505	EQT Corp.	74,197
50,897	Exxon Mobil Corp.	4,353,220
1,208	FMC Technologies, Inc.*	113,612
9,180	Halliburton Co.	430,909
1,070	Helmerich & Payne, Inc.	69,539
3,028	Hess Corp.	263,527
7,165	Marathon Oil Corp.	355,384
1,031	Massey Energy Co.	65,293
1,942	Murphy Oil Corp.	142,795
2,881	Nabors Industries Ltd.*	82,022
4,236	National Oilwell Varco, Inc.	337,059
1,351	Newfield Exploration Co.*	98,339
2,583	Noble Corp.	115,486
1,767	Noble Energy, Inc.	163,730
8,202	Occidental Petroleum Corp.	836,358
2,722	Peabody Energy Corp.	178,264
1,172	Pioneer Natural Resources Co.	119,942
1,773	QEP Resources, Inc.	70,122
1,616	Range Resources Corp.	87,749
1,274	Rowan Cos., Inc.*	54,362
13,771	Schlumberger Ltd.	1,286,487
3,500	Southwestern Energy Co.*	138,180
6,543	Spectra Energy Corp.	175,025
1,217	Sunoco, Inc.	50,944
1,445	Tesoro Corp.*	34,362
5,715	Valero Energy Corp.	161,049
5,902	Williams Cos., Inc. (The)	179,185
		16,013,270
	Financials - 7.4%

3,426	ACE Ltd.	216,695
4,757	Aflac, Inc.	279,997
5,432	Allstate Corp. (The)	172,629
10,571	American Express Co.	460,578
1,449	American International Group, Inc.*	53,700
2,503	Ameriprise Financial, Inc.	158,490
3,330	AON Corp.	175,291
1,181	Apartment Investment & Management Co., Class A (REIT)	30,293
1,076	Assurant, Inc.	43,718
861	AvalonBay Communities, Inc. (REIT)	104,207
101,794	Bank of America Corp.	1,454,636
12,521	Bank of New York Mellon Corp. (The)	380,513
7,002	BB&T Corp.	193,255
17,466	Berkshire Hathaway, Inc., Class B*	1,524,432
1,414	Boston Properties, Inc. (REIT)	135,631
4,612	Capital One Financial Corp.	229,539
2,933	CB Richard Ellis Group, Inc., Class A*	73,442
10,010	Charles Schwab Corp. (The)	189,890
3,078	Chubb Corp.	186,773
1,643	Cincinnati Financial Corp.	55,944
293,217	Citigroup, Inc.*	1,372,256
676	CME Group, Inc.	210,425
1,781	Comerica, Inc.	69,281
5,497	Discover Financial Services	119,560
2,229	E*Trade Financial Corp.*	35,619
2,871	Equity Residential (REIT)	158,221
925	Federated Investors, Inc., Class B	25,493
9,263	Fifth Third Bancorp	135,240
2,633	First Horizon National Corp.*	30,279
1,470	Franklin Resources, Inc.	184,661
4,942	Genworth Financial, Inc., Class A*	65,383
5,160	Goldman Sachs Group, Inc. (The)	845,105
4,487	Hartford Financial Services Group, Inc.	132,815
3,677	HCP, Inc. (REIT)	139,726
1,465	Health Care REIT, Inc. (REIT)	76,502
6,722	Host Hotels & Resorts, Inc. (REIT)	123,685
5,315	Hudson City Bancorp, Inc.	61,123
8,712	Huntington Bancshares, Inc./OH	59,590
738	IntercontinentalExchange, Inc.*	94,612
4,664	Invesco Ltd.	125,182
1,855	Janus Capital Group, Inc.	24,913
39,457	JPMorgan Chase & Co.	1,842,247
8,887	KeyCorp	81,227
4,097	Kimco Realty Corp. (REIT)	79,400
1,544	Legg Mason, Inc.	55,970
1,989	Leucadia National Corp.	65,896
3,197	Lincoln National Corp.	101,409
3,193	Loews Corp.	138,097
1,205	M&T Bank Corp.	106,100
5,485	Marsh & McLennan Cos., Inc.	166,963
5,329	Marshall & Ilsley Corp.	41,406
9,148	MetLife, Inc.	433,249
2,057	Moody’s Corp.	65,618
15,270	Morgan Stanley	453,214
1,502	NASDAQ OMX Group, Inc. (The)*	42,972
2,445	Northern Trust Corp.	126,089
2,634	NYSE Euronext	97,458
3,724	People’s United Financial, Inc.	49,082
1,631	Plum Creek Timber Co., Inc. (REIT)	68,437
5,307	PNC Financial Services Group, Inc.	327,442
3,233	Principal Financial Group, Inc.	110,763
6,697	Progressive Corp. (The)	139,499
5,743	ProLogis (REIT)	93,381
4,899	Prudential Financial, Inc.	322,501
1,410	Public Storage (REIT)	158,272
12,678	Regions Financial Corp.	96,860
2,956	Simon Property Group, Inc. (REIT)	325,278
4,901	SLM Corp.*	72,633
5,067	State Street Corp.	226,596
5,046	SunTrust Banks, Inc.	152,238

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,588	T. Rowe Price Group, Inc.	$173,344
808	Torchmark Corp.	52,722
4,387	Travelers Cos., Inc. (The)	262,913
19,362	U.S. Bancorp	536,908
3,201	Unum Group	84,923
1,586	Ventas, Inc. (REIT)	87,896
1,641	Vornado Realty Trust (REIT)	153,155
52,978	Wells Fargo & Co.	1,709,070
5,410	Weyerhaeuser Co. (REIT)	132,058
3,262	XL Group plc	76,168
1,796	Zions Bancorp.	41,955
		19,560,733
	Health Care - 5.0%

15,603	Abbott Laboratories	750,504
4,038	Aetna, Inc.	150,860
3,496	Agilent Technologies, Inc.*	147,112
3,104	Allergan, Inc.	230,224
2,789	AmerisourceBergen Corp.	105,731
9,536	Amgen, Inc.*	489,483
5,882	Baxter International, Inc.	312,628
2,321	Becton, Dickinson and Co.	185,680
2,405	Biogen Idec, Inc.*	164,502
15,343	Boston Scientific Corp.*	109,856
17,277	Bristol-Myers Squibb Co.	445,919
938	C.R. Bard, Inc.	91,699
3,522	Cardinal Health, Inc.	146,656
2,250	CareFusion Corp.*	61,470
4,750	Celgene Corp.*	252,225
759	Cephalon, Inc.*	42,739
719	Cerner Corp.*	72,224
2,735	CIGNA Corp.	115,061
1,499	Coventry Health Care, Inc.*	45,270
5,055	Covidien plc	260,080
981	DaVita, Inc.*	77,862
1,434	DENTSPLY International, Inc.	53,589
10,243	Eli Lilly & Co.	353,998
5,320	Express Scripts, Inc.*	299,090
2,883	Forest Laboratories, Inc.*	93,409
2,614	Genzyme Corp.*	197,226
8,195	Gilead Sciences, Inc.*	319,441
1,686	Hospira, Inc.*	89,105
1,699	Humana, Inc.*	110,452
397	Intuitive Surgical, Inc.*	130,196
27,719	Johnson & Johnson	1,703,055
1,027	Laboratory Corp. of America Holdings*	92,564
1,885	Life Technologies Corp.*	100,602
2,554	McKesson Corp.	202,481
4,284	Medco Health Solutions, Inc.*	264,066
10,900	Medtronic, Inc.	435,128
31,097	Merck & Co., Inc.	1,012,829
4,393	Mylan, Inc.*	100,468
976	Patterson Cos., Inc.	32,579
1,191	PerkinElmer, Inc.	31,562
80,848	Pfizer, Inc.	1,555,516
1,565	Quest Diagnostics, Inc.	88,814
3,460	St. Jude Medical, Inc.*	165,665
3,447	Stryker Corp.	218,057
4,901	Tenet Healthcare Corp.*	35,189
4,012	Thermo Fisher Scientific, Inc.*	223,950
11,102	UnitedHealth Group, Inc.	472,723
1,201	Varian Medical Systems, Inc.*	83,205
922	Waters Corp.*	76,572
1,265	Watson Pharmaceuticals, Inc.*	70,827
3,973	WellPoint, Inc.*	264,085
1,993	Zimmer Holdings, Inc.*	124,244
		13,258,472
	Industrials - 5.1%

7,215	3M Co.	665,439
1,090	Avery Dennison Corp.	43,513
7,404	Boeing Co. (The)	533,162
1,676	C.H. Robinson Worldwide, Inc.	121,326
6,406	Caterpillar, Inc.	659,370
1,276	Cintas Corp.	35,881
3,777	CSX Corp.	281,991
1,997	Cummins, Inc.	201,937
5,413	Danaher Corp.	273,898
4,278	Deere & Co.	385,662
1,885	Dover Corp.	121,111
503	Dun & Bradstreet Corp.	40,642
1,699	Eaton Corp.	188,215
7,597	Emerson Electric Co.	453,237
1,246	Equifax, Inc.	44,544
2,143	Expeditors International of Washington, Inc.	102,435
1,488	Fastenal Co.	92,449
3,176	FedEx Corp.	285,904
564	Flowserve Corp.	70,483
1,805	Fluor Corp.	127,722
3,813	General Dynamics Corp.	290,246
107,543	General Electric Co.	2,249,800
1,265	Goodrich Corp.	109,081
7,875	Honeywell International, Inc.	456,041
5,006	Illinois Tool Works, Inc.	270,825
3,270	Ingersoll-Rand plc	148,131
2,020	Iron Mountain, Inc.	52,520
1,853	ITT Corp.	107,344
1,273	Jacobs Engineering Group, Inc.*	63,726
1,042	Joy Global, Inc.	101,470
1,142	L-3 Communications Holdings, Inc.	90,549
2,981	Lockheed Martin Corp.	235,976
3,619	Masco Corp.	49,182
3,668	Norfolk Southern Corp.	240,547
2,947	Northrop Grumman Corp.	196,506
3,681	PACCAR, Inc.	184,529
1,163	Pall Corp.	63,221
1,628	Parker Hannifin Corp.	145,185
2,053	Pitney Bowes, Inc.	51,695
1,440	Precision Castparts Corp.	204,120
2,175	Quanta Services, Inc.*	49,612
2,082	R.R. Donnelley & Sons Co.	38,767
3,680	Raytheon Co.	188,453
3,103	Republic Services, Inc.	91,880
1,485	Robert Half International, Inc.	47,371
1,431	Rockwell Automation, Inc.	125,542
1,583	Rockwell Collins, Inc.	102,008
956	Roper Industries, Inc.	80,428
522	Ryder System, Inc.	24,967
587	Snap-On, Inc.	33,711
7,541	Southwest Airlines Co.	89,210
863	Stericycle, Inc.*	74,580
2,775	Textron, Inc.	75,175
4,940	Tyco International Ltd.	223,980
4,978	Union Pacific Corp.	474,951
9,982	United Parcel Service, Inc., Class B	736,672
9,320	United Technologies Corp.	778,593
586	W.W. Grainger, Inc.	78,061
4,802	Waste Management, Inc.	177,962
		13,531,538

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Information Technology - 8.6%

5,135	Adobe Systems, Inc.*	$177,158
5,780	Advanced Micro Devices, Inc.*	53,234
1,840	Akamai Technologies, Inc.*	69,055
3,155	Altera Corp.	132,068
1,762	Amphenol Corp., Class A	101,280
3,014	Analog Devices, Inc.	120,198
9,259	Apple, Inc.*	3,270,371
13,486	Applied Materials, Inc.	221,575
2,295	Autodesk, Inc.*	96,505
4,978	Automatic Data Processing, Inc.	248,900
1,793	BMC Software, Inc.*	88,754
4,597	Broadcom Corp., Class A	189,488
3,873	CA, Inc.	95,973
55,946	Cisco Systems, Inc.*	1,038,358
1,895	Citrix Systems, Inc.*	132,953
3,063	Cognizant Technology Solutions Corp., Class A*	235,453
1,559	Computer Sciences Corp.	75,035
2,211	Compuware Corp.*	24,896
15,775	Corning, Inc.	363,772
16,951	Dell, Inc.*	268,334
11,580	eBay, Inc.*	387,988
3,349	Electronic Arts, Inc.*	62,961
20,797	EMC Corp.*	565,886
816	F5 Networks, Inc.*	96,296
2,673	Fidelity National Information Services, Inc.	86,578
545	First Solar, Inc.*	80,328
1,501	Fiserv, Inc.*	94,968
1,601	FLIR Systems, Inc.	51,712
2,518	Google, Inc., Class A*	1,544,541
1,295	Harris Corp.	60,425
22,889	Hewlett-Packard Co.	998,647
56,301	Intel Corp.	1,208,782
12,540	International Business Machines Corp.	2,029,975
2,822	Intuit, Inc.*	148,381
1,979	Jabil Circuit, Inc.	42,410
2,247	JDS Uniphase Corp.*	55,433
5,281	Juniper Networks, Inc.*	232,364
1,686	KLA-Tencor Corp.	82,311
793	Lexmark International, Inc., Class A*	29,761
2,275	Linear Technology Corp.	78,624
6,223	LSI Corp.*	39,143
978	Mastercard, Inc., Class A	235,268
2,296	MEMC Electronic Materials, Inc.*	31,157
1,886	Microchip Technology, Inc.	69,612
8,648	Micron Technology, Inc.*	96,252
75,992	Microsoft Corp.	2,019,867
1,394	Molex, Inc.	38,934
1,313	Monster Worldwide, Inc.*	22,518
2,964	Motorola Mobility Holdings, Inc.*	89,513
3,388	Motorola Solutions, Inc.*	130,912
2,418	National Semiconductor Corp.	37,479
3,648	NetApp, Inc.*	188,456
3,549	Novell, Inc.*	20,868
910	Novellus Systems, Inc.*	36,364
5,864	NVIDIA Corp.*	132,878
39,071	Oracle Corp.	1,285,436
3,249	Paychex, Inc.	109,264
16,328	QUALCOMM, Inc.	972,822
1,924	Red Hat, Inc.*	79,423
2,964	SAIC, Inc.*	48,432
1,194	Salesforce.com, Inc.*	157,930
2,367	SanDisk Corp.*	117,403
7,835	Symantec Corp.*	141,265
3,724	Tellabs, Inc.	20,072
1,691	Teradata Corp.*	80,864
1,831	Teradyne, Inc.*	34,112
11,851	Texas Instruments, Inc.	422,014
1,648	Total System Services, Inc.	29,252
1,736	VeriSign, Inc.	61,263
4,919	Visa, Inc., Class A	359,333
2,319	Western Digital Corp.*	70,915
6,620	Western Union Co. (The)	145,574
14,002	Xerox Corp.	150,522
2,615	Xilinx, Inc.	86,949
13,157	Yahoo!, Inc.*	215,775
		22,719,572
	Materials - 1.7%

2,163	Air Products & Chemicals, Inc.	198,996
755	Airgas, Inc.	47,248
1,110	AK Steel Holding Corp.	17,738
10,310	Alcoa, Inc.	173,724
995	Allegheny Technologies, Inc.	66,745
1,783	Ball Corp.	64,366
1,092	Bemis Co., Inc.	35,872
718	CF Industries Holdings, Inc.	101,439
1,367	Cliffs Natural Resources, Inc.	132,695
11,716	Dow Chemical Co. (The)	435,367
9,214	E.I. du Pont de Nemours & Co.	505,572
728	Eastman Chemical Co.	68,002
2,343	Ecolab, Inc.	113,964
732	FMC Corp.	56,686
9,506	Freeport-McMoRan Copper & Gold, Inc.	503,343
807	International Flavors & Fragrances, Inc.	45,959
4,415	International Paper Co.	122,649
1,698	MeadWestvaco Corp.	49,836
5,414	Monsanto Co.	389,212
4,977	Newmont Mining Corp.	275,079
3,187	Nucor Corp.	152,849
1,652	Owens-Illinois, Inc.*	50,369
1,645	PPG Industries, Inc.	145,385
3,092	Praxair, Inc.	307,283
1,612	Sealed Air Corp.	44,362
904	Sherwin-Williams Co. (The)	74,236
1,224	Sigma-Aldrich Corp.	78,201
909	Titanium Metals Corp.*	17,262
1,450	United States Steel Corp.	83,360
1,296	Vulcan Materials Co.	59,422
		4,417,221
	Telecommunication Services - 1.3%

4,028	American Tower Corp., Class A*	217,351
59,652	AT&T, Inc.	1,692,924
3,061	CenturyLink, Inc.	126,052
10,032	Frontier Communications Corp.	85,172
2,647	MetroPCS Communications, Inc.*	38,117
17,590	Qwest Communications International, Inc.	119,964
30,150	Sprint Nextel Corp.*	131,755
28,532	Verizon Communications, Inc.	1,053,401
4,882	Windstream Corp.	61,220
		3,525,956
	Utilities - 1.5%

6,682	AES Corp. (The)*	82,656

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,421	Ameren Corp.	$67,691
4,848	American Electric Power Co., Inc.	173,462
4,271	CenterPoint Energy, Inc.	67,738
2,469	CMS Energy Corp.	47,553
2,933	Consolidated Edison, Inc.	146,591
2,017	Constellation Energy Group, Inc.	62,668
5,859	Dominion Resources, Inc.	267,346
1,707	DTE Energy Co.	80,366
13,369	Duke Energy Corp.	240,508
3,289	Edison International	122,088
1,826	Entergy Corp.	130,011
6,676	Exelon Corp.	278,790
4,220	FirstEnergy Corp.	161,633
783	Integrys Energy Group, Inc.	38,344
4,197	NextEra Energy, Inc.	232,808
460	Nicor, Inc.	24,260
2,809	NiSource, Inc.	53,821
1,780	Northeast Utilities	60,591
2,495	NRG Energy, Inc.*	49,875
1,075	Oneok, Inc.	69,413
2,266	Pepco Holdings, Inc.	42,442
3,957	PG&E Corp.	182,259
1,097	Pinnacle West Capital Corp.	46,326
4,878	PPL Corp.	124,048
2,957	Progress Energy, Inc.	135,165
5,107	Public Service Enterprise Group, Inc.	166,999
1,143	SCANA Corp.	46,269
2,423	Sempra Energy	128,976
8,465	Southern Co.	322,601
2,167	TECO Energy, Inc.	39,244
1,180	Wisconsin Energy Corp.	69,856
4,644	Xcel Energy, Inc.	111,177
		3,873,575
	Total Common Stocks (Cost $120,269,737)	122,107,487

Principal Amount
	U.S. Government & Agency Security (a) - 4.3%
	Federal Home Loan Bank
$11,249,287	0.07%, due 03/01/11	11,249,287
	Total U.S. Government & Agency Security (Cost $11,249,287)	11,249,287

	Repurchase Agreements (a)(b) - 24.5%
64,777,803	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $64,778,323	64,777,803
	Total Repurchase Agreements (Cost $64,777,803)	64,777,803

	Total Investment Securities (Cost $196,296,827) — 74.9%	198,134,577
	Other assets less liabilities — 25.1%	66,558,796
	Net Assets — 100.0%	$264,693,373

*                 Non-income producing security.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $66,717,363.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                     Real Estate Investment Trust

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,852,539
Aggregate gross unrealized depreciation	(1,014,445)
Net unrealized appreciation	$1,838,094
Federal income tax cost of investments	$196,296,483

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	1,033	03/18/11	$68,552,463	$2,980,421

Cash collateral in the amount of $5,181,176 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of February 28, 2011:

	Notional Amount	Unrealized
	at Value	Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$63,450,360	$12,846,290

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	19,845,061	155,192

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	96,429,285	931,594

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	72,573,974	13,368,974

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	54,135,753	390,716

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	203,137,538	23,047,121

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	93,837,210	736,545

		$51,476,432

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 50.5%
	Consumer Discretionary - 7.1%

755	99 Cents Only Stores*	$12,563
1,176	Aaron’s, Inc.	27,683
1,355	Advance Auto Parts, Inc.	84,931
1,490	Aeropostale, Inc.*	38,651
3,154	American Eagle Outfitters, Inc.	48,414
646	American Greetings Corp., Class A	13,986
934	AnnTaylor Stores Corp.*	21,678
1,117	Ascena Retail Group, Inc.*	34,895
864	Bally Technologies, Inc.*	33,376
631	Barnes & Noble, Inc.	8,449
490	Bob Evans Farms, Inc.	15,357
1,833	BorgWarner, Inc.*	142,259
903	Boyd Gaming Corp.*	9,653
1,488	Brinker International, Inc.	35,176
1,061	Career Education Corp.*	25,581
955	Cheesecake Factory, Inc. (The)*	27,733
2,862	Chico’s FAS, Inc.	39,324
499	Chipotle Mexican Grill, Inc.*	122,255
1,038	Collective Brands, Inc.*	23,666
621	Deckers Outdoor Corp.*	54,785
1,428	Dick’s Sporting Goods, Inc.*	53,036
2,018	Dollar Tree, Inc.*	101,546
1,154	DreamWorks Animation SKG, Inc., Class A*	31,873
4,334	Eastman Kodak Co.*	14,736
2,509	Foot Locker, Inc.	49,854
828	Fossil, Inc.*	63,541
2,262	Gentex Corp.	68,493
1,023	Guess?, Inc.	46,332
1,544	Hanesbrands, Inc.*	40,005
626	Harte-Hanks, Inc.	7,944
472	International Speedway Corp., Class A	13,084
422	ITT Educational Services, Inc.*	32,009
1,030	J. Crew Group, Inc.*	44,414
748	John Wiley & Sons, Inc., Class A	35,762
1,164	KB Home	15,423
924	Lamar Advertising Co., Class A*	35,823
675	Life Time Fitness, Inc.*	25,886
2,328	LKQ Corp.*	55,313
475	Matthews International Corp., Class A	17,646
608	MDC Holdings, Inc.	15,960
587	Meredith Corp.	20,698
907	Mohawk Industries, Inc.*	52,706
1,905	New York Times Co. (The), Class A*	19,812
91	NVR, Inc.*	66,235
4,466	Office Depot, Inc.*	23,714
489	Panera Bread Co., Class A*	57,091
1,895	PetSmart, Inc.	77,449
1,070	Phillips-Van Heusen Corp.	64,211
546	Polaris Industries, Inc.	41,196
928	Regis Corp.	16,268
1,034	Rent-A-Center, Inc.	34,184
711	Ryland Group, Inc.	12,343
2,593	Saks, Inc.*	31,764
383	Scholastic Corp.	12,026
1,019	Scientific Games Corp., Class A*	9,130
3,940	Service Corp. International	42,946
1,081	Sotheby’s	53,207
218	Strayer Education, Inc.	29,962
684	Thor Industries, Inc.	22,736
622	Timberland Co. (The), Class A*	22,977
2,326	Toll Brothers, Inc.*	49,451
1,175	Tractor Supply Co.	61,182
1,018	Tupperware Brands Corp.	54,616
567	Under Armour, Inc., Class A*	37,552
717	Warnaco Group, Inc. (The)*	42,095
5,188	Wendy’s/Arby’s Group, Inc., Class A	24,695
1,711	Williams-Sonoma, Inc.	61,750
931	WMS Industries, Inc.*	37,044
		2,668,135
	Consumer Staples - 1.8%

1,383	Alberto-Culver Co.	51,503
880	BJ’s Wholesale Club, Inc.*	42,610
1,146	Church & Dwight Co., Inc.	86,454
1,219	Corn Products International, Inc.	59,512
1,138	Energizer Holdings, Inc.*	76,053
1,221	Flowers Foods, Inc.	32,479
1,868	Green Mountain Coffee Roasters, Inc.*	76,177
1,114	Hansen Natural Corp.*	64,111
310	Lancaster Colony Corp.	17,893
885	Ralcorp Holdings, Inc.*	57,392
689	Ruddick Corp.	25,286
2,676	Smithfield Foods, Inc.*	61,949
394	Tootsie Roll Industries, Inc.	11,268
383	Universal Corp.	16,017
		678,704
	Energy - 3.3%

2,619	Arch Coal, Inc.	87,815
904	Atwood Oceanics, Inc.*	41,150
748	Bill Barrett Corp.*	29,082
1,365	Cimarex Energy Co.	158,517
763	Comstock Resources, Inc.*	20,258
552	Dril-Quip, Inc.*	42,338
1,019	Exterran Holdings, Inc.*	23,131
1,827	Forest Oil Corp.*	64,840
1,704	Frontier Oil Corp.*	47,542
1,700	Helix Energy Solutions Group, Inc.*	26,180
839	Northern Oil and Gas, Inc.*	26,655
872	Oceaneering International, Inc.*	72,925
431	Overseas Shipholding Group, Inc.	14,551
1,467	Patriot Coal Corp.*	34,621
2,484	Patterson-UTI Energy, Inc.	67,913
2,258	Plains Exploration & Production Co.*	88,446
2,832	Pride International, Inc.*	117,556
1,894	Quicksilver Resources, Inc.*	29,338
1,016	SM Energy Co.	73,630
2,007	Southern Union Co.	57,240
1,270	Superior Energy Services, Inc.*	48,654
828	Tidewater, Inc.	51,510
641	Unit Corp.*	38,139
		1,262,031
	Financials - 10.1%

831	Affiliated Managers Group, Inc.*	88,709
892	Alexandria Real Estate Equities, Inc. (REIT)	71,538
2,714	AMB Property Corp. (REIT)	98,735
1,268	American Financial Group, Inc./OH	43,911
3,144	Apollo Investment Corp.	38,891
1,709	Arthur J. Gallagher & Co.	53,663
1,235	Aspen Insurance Holdings Ltd.	36,494
2,789	Associated Banc-Corp	40,357
1,325	Astoria Financial Corp.	18,576
1,184	BancorpSouth, Inc.	18,873
777	Bank of Hawaii Corp.	36,643

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,033	BRE Properties, Inc. (REIT)	$49,078
1,885	Brown & Brown, Inc.	49,274
1,107	Camden Property Trust (REIT)	65,501
1,266	Cathay General Bancorp	22,433
748	City National Corp./CA	44,065
1,250	Commerce Bancshares, Inc./MO	50,200
1,078	Corporate Office Properties Trust (REIT)	38,668
1,667	Cousins Properties, Inc. (REIT)	14,136
982	Cullen/Frost Bankers, Inc.	57,506
4,064	Duke Realty Corp. (REIT)	57,180
2,385	East West Bancorp, Inc.	55,380
1,907	Eaton Vance Corp.	59,689
743	Equity One, Inc. (REIT)	14,221
505	Essex Property Trust, Inc. (REIT)	62,509
882	Everest Re Group Ltd.	78,189
992	Federal Realty Investment Trust (REIT)	83,507
3,658	Fidelity National Financial, Inc., Class A	50,663
1,680	First American Financial Corp.	26,477
3,370	First Niagara Financial Group, Inc.	48,798
1,754	FirstMerit Corp.	29,906
3,207	Fulton Financial Corp.	34,924
407	Greenhill & Co., Inc.	29,235
727	Hanover Insurance Group, Inc. (The)	33,784
1,858	HCC Insurance Holdings, Inc.	57,858
1,155	Highwoods Properties, Inc. (REIT)	39,189
1,990	Hospitality Properties Trust (REIT)	45,770
851	International Bancshares Corp.	16,246
1,994	Jefferies Group, Inc.	47,976
687	Jones Lang LaSalle, Inc.	67,615
1,841	Liberty Property Trust (REIT)	62,171
2,097	Macerich Co. (The) (REIT)	106,192
1,383	Mack-Cali Realty Corp. (REIT)	46,939
574	Mercury General Corp.	23,614
1,914	MSCI, Inc., Class A*	67,947
2,035	Nationwide Health Properties, Inc. (REIT)	86,976
7,021	New York Community Bancorp, Inc.	131,012
1,694	NewAlliance Bancshares, Inc.	26,494
4,102	Old Republic International Corp.	51,275
1,587	Omega Healthcare Investors, Inc. (REIT)	38,040
507	PacWest Bancorp	10,500
645	Potlatch Corp. (REIT)	24,768
752	Prosperity Bancshares, Inc.	30,697
1,381	Protective Life Corp.	39,262
1,611	Raymond James Financial, Inc.	61,733
1,298	Rayonier, Inc. (REIT)	79,606
1,887	Realty Income Corp. (REIT)	67,875
1,319	Regency Centers Corp. (REIT)	59,685
1,180	Reinsurance Group of America, Inc.	71,260
2,351	SEI Investments Co.	54,096
2,256	Senior Housing Properties Trust (REIT)	55,362
1,261	SL Green Realty Corp. (REIT)	95,496
741	StanCorp Financial Group, Inc.	34,086
677	SVB Financial Group*	36,680
12,654	Synovus Financial Corp.	32,268
881	Taubman Centers, Inc. (REIT)	48,878
2,046	TCF Financial Corp.	33,207
1,019	Transatlantic Holdings, Inc.	51,898
916	Trustmark Corp.	21,480
2,936	UDR, Inc. (REIT)	71,403
802	Unitrin, Inc.	23,491
2,599	Valley National Bancorp	35,424
1,917	W. R. Berkley Corp.	57,414
1,376	Waddell & Reed Financial, Inc., Class A	55,563
1,814	Washington Federal, Inc.	32,235
1,181	Webster Financial Corp.	27,376
1,941	Weingarten Realty Investors (REIT)	50,214
469	Westamerica Bancorp.	24,191
		3,803,175
	Health Care - 5.7%

3,016	Allscripts Healthcare Solutions, Inc.*	64,392
1,116	Beckman Coulter, Inc.	92,773
314	Bio-Rad Laboratories, Inc., Class A*	35,846
930	Charles River Laboratories International, Inc.*	33,889
1,492	Community Health Systems, Inc.*	60,978
1,045	Covance, Inc.*	58,969
1,840	Edwards Lifesciences Corp.*	156,474
1,863	Endo Pharmaceuticals Holdings, Inc.*	66,174
777	Gen-Probe, Inc.*	48,858
4,039	Health Management Associates, Inc., Class A*	40,390
1,540	Health Net, Inc.*	45,307
1,487	Henry Schein, Inc.*	102,573
1,016	Hill-Rom Holdings, Inc.	38,679
4,189	Hologic, Inc.*	84,534
927	IDEXX Laboratories, Inc.*	72,028
1,128	Immucor, Inc.*	21,962
636	Kindred Healthcare, Inc.*	15,849
1,009	Kinetic Concepts, Inc.*	49,411
849	LifePoint Hospitals, Inc.*	33,094
1,573	Lincare Holdings, Inc.	46,152
950	Masimo Corp.	28,633
977	Medicis Pharmaceutical Corp., Class A	31,352
769	MEDNAX, Inc.*	49,931
529	Mettler-Toledo International, Inc.*	90,655
1,869	Omnicare, Inc.	53,509
1,021	Owens & Minor, Inc.	31,855
1,338	Perrigo Co.	102,263
1,916	Pharmaceutical Product Development, Inc.	52,633
2,437	ResMed, Inc.*	77,009
953	STERIS Corp.	32,259
598	Techne Corp.	42,871
644	Teleflex, Inc.	37,603
942	Thoratec Corp.*	26,263
807	United Therapeutics Corp.*	54,416
1,568	Universal Health Services, Inc., Class B	71,673
1,389	VCA Antech, Inc.*	34,781
3,275	Vertex Pharmaceuticals, Inc.*	152,844
686	WellCare Health Plans, Inc.*	25,759
		2,164,641
	Industrials - 7.6%

694	Acuity Brands, Inc.	39,225
1,910	Aecom Technology Corp.*	54,702
1,500	AGCO Corp.*	82,170
2,184	AirTran Holdings, Inc.*	15,943
593	Alaska Air Group, Inc.*	35,254
665	Alexander & Baldwin, Inc.	27,890
537	Alliant Techsystems, Inc.	38,755
2,580	AMETEK, Inc.	108,231
1,648	BE Aerospace, Inc.*	55,571
748	Brink’s Co. (The)	23,091

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,306	Bucyrus International, Inc.	$118,924
983	Carlisle Cos., Inc.	42,279
370	Clean Harbors, Inc.*	33,996
883	Con-way, Inc.	28,750
959	Copart, Inc.*	40,288
553	Corporate Executive Board Co. (The)	22,159
1,777	Corrections Corp. of America*	44,141
744	Crane Co.	35,147
827	Deluxe Corp.	21,130
1,233	Donaldson Co., Inc.	69,418
749	FTI Consulting, Inc.*	24,710
846	Gardner Denver, Inc.	61,876
746	GATX Corp.	25,879
965	Graco, Inc.	39,285
550	Granite Construction, Inc.	15,675
1,298	Harsco Corp.	44,353
920	Herman Miller, Inc.	24,785
722	HNI Corp.	22,909
967	Hubbell, Inc., Class B	65,282
1,320	IDEX Corp.	54,437
1,431	J.B. Hunt Transport Services, Inc.	59,544
3,250	JetBlue Airways Corp.*	18,525
1,654	Kansas City Southern*	89,051
2,433	KBR, Inc.	79,802
1,323	Kennametal, Inc.	50,883
863	Kirby Corp.*	47,758
746	Korn/Ferry International*	17,054
792	Landstar System, Inc.	35,220
723	Lennox International, Inc.	35,065
681	Lincoln Electric Holdings, Inc.	48,610
1,315	Manpower, Inc.	83,502
498	Mine Safety Appliances Co.	17,993
718	MSC Industrial Direct Co., Class A	45,370
547	Nordson Corp.	59,574
1,462	Oshkosh Corp.*	52,150
1,591	Pentair, Inc.	58,994
622	Regal-Beloit Corp.	45,375
1,020	Rollins, Inc.	20,012
1,369	Shaw Group, Inc. (The)*	54,377
809	SPX Corp.	64,526
1,755	Terex Corp.*	59,231
835	Thomas & Betts Corp.*	46,251
1,299	Timken Co.	63,287
730	Towers Watson & Co., Class A	42,924
1,285	Trinity Industries, Inc.	40,028
976	United Rentals, Inc.*	30,236
1,334	URS Corp.*	62,071
344	Valmont Industries, Inc.	35,116
1,856	Waste Connections, Inc.	53,805
449	Watsco, Inc.	28,996
714	Werner Enterprises, Inc.	16,815
773	Westinghouse Air Brake Technologies Corp.	43,875
955	Woodward, Inc.	31,410
		2,853,685
	Information Technology - 8.2%

535	ACI Worldwide, Inc.*	16,751
1,293	Acxiom Corp.*	22,162
1,017	ADTRAN, Inc.	46,253
515	Advent Software, Inc.*	14,935
838	Alliance Data Systems Corp.*	65,984
1,467	ANSYS, Inc.*	82,621
1,720	AOL, Inc.*	35,896
1,866	Arrow Electronics, Inc.*	73,147
7,386	Atmel Corp.*	108,426
2,449	Avnet, Inc.*	83,780
2,015	Broadridge Financial Solutions, Inc.	46,184
4,307	Cadence Design Systems, Inc.*	42,855
1,508	Ciena Corp.*	41,576
735	Concur Technologies, Inc.*	38,242
1,964	Convergys Corp.*	27,633
1,678	CoreLogic, Inc.	31,295
1,748	Cree, Inc.*	92,067
2,673	Cypress Semiconductor Corp.*	56,026
1,059	Diebold, Inc.	37,234
640	Digital River, Inc.*	21,491
574	DST Systems, Inc.	29,274
741	Equinix, Inc.*	64,052
747	Factset Research Systems, Inc.	78,345
643	Fair Isaac Corp.	17,972
1,996	Fairchild Semiconductor International, Inc.*	35,150
1,379	Gartner, Inc.*	52,016
1,284	Global Payments, Inc.	61,619
1,512	Informatica Corp.*	71,079
2,527	Ingram Micro, Inc., Class A*	50,363
2,474	Integrated Device Technology, Inc.*	19,173
1,118	International Rectifier Corp.*	35,933
2,004	Intersil Corp., Class A	25,631
651	Itron, Inc.*	36,918
1,380	Jack Henry & Associates, Inc.	44,036
1,982	Lam Research Corp.*	108,812
1,472	Lender Processing Services, Inc.	50,151
363	Mantech International Corp., Class A*	15,682
1,768	Mentor Graphics Corp.*	28,111
1,299	MICROS Systems, Inc.*	61,884
1,420	National Instruments Corp.	44,205
2,567	NCR Corp.*	49,030
1,189	NeuStar, Inc., Class A*	30,022
1,900	Parametric Technology Corp.*	45,030
768	Plantronics, Inc.	26,796
1,376	Polycom, Inc.*	65,773
1,702	QLogic Corp.*	30,738
969	Quest Software, Inc.*	25,960
1,565	Rackspace Hosting, Inc.*	57,764
4,430	RF Micro Devices, Inc.*	33,225
2,369	Riverbed Technology, Inc.*	97,816
1,783	Rovi Corp.*	98,814
1,005	Semtech Corp.*	23,798
705	Silicon Laboratories, Inc.*	32,007
2,954	Skyworks Solutions, Inc.*	106,167
1,132	Solera Holdings, Inc.	57,823
690	SRA International, Inc., Class A*	18,789
2,394	Synopsys, Inc.*	66,362
751	Tech Data Corp.*	37,235
2,691	TIBCO Software, Inc.*	66,252
1,935	Trimble Navigation Ltd.*	95,105
1,301	ValueClick, Inc.*	19,424
2,658	Vishay Intertechnology, Inc.*	46,382
911	Zebra Technologies Corp., Class A*	33,999
		3,079,275
	Materials - 3.4%

1,476	Albemarle Corp.	84,959
1,081	Aptargroup, Inc.	52,072
1,271	Ashland, Inc.	71,557
1,054	Cabot Corp.	45,596
709	Carpenter Technology Corp.	29,480
1,843	Commercial Metals Co.	30,723
527	Compass Minerals International, Inc.	49,259
796	Cytec Industries, Inc.	45,237
502	Greif, Inc., Class A	32,459

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
714	Intrepid Potash, Inc.*	$27,560
2,127	Louisiana-Pacific Corp.*	21,951
1,058	Lubrizol Corp.	115,184
734	Martin Marietta Materials, Inc.	65,223
298	Minerals Technologies, Inc.	19,334
159	NewMarket Corp.	20,369
1,282	Olin Corp.	23,858
1,653	Packaging Corp. of America	47,590
1,202	Reliance Steel & Aluminum Co.	66,507
627	Rock-Tenn Co., Class A	43,043
2,078	RPM International, Inc.	47,732
741	Scotts Miracle-Gro Co. (The), Class A	41,622
801	Sensient Technologies Corp.	26,737
810	Silgan Holdings, Inc.	29,549
1,659	Sonoco Products Co.	59,857
3,498	Steel Dynamics, Inc.	64,573
1,738	Temple-Inland, Inc.	40,652
1,587	Valspar Corp.	60,338
895	Worthington Industries, Inc.	17,327
		1,280,348
	Telecommunication Services - 0.3%

1,481	Telephone & Data Systems, Inc.	49,836
2,439	tw telecom, inc.*	45,365
		95,201
	Utilities - 3.0%

1,258	AGL Resources, Inc.	47,817
1,787	Alliant Energy Corp.	70,372
2,217	Aqua America, Inc.	49,927
1,457	Atmos Energy Corp.	49,276
633	Black Hills Corp.	19,509
979	Cleco Corp.	31,671
1,917	DPL, Inc.	49,880
1,656	Dynegy, Inc.*	9,588
1,159	Energen Corp.	70,815
2,186	Great Plains Energy, Inc.	41,971
1,518	Hawaiian Electric Industries, Inc.	36,660
792	IDACORP, Inc.	29,890
3,034	MDU Resources Group, Inc.	65,140
1,325	National Fuel Gas Co.	96,592
1,670	NSTAR	75,400
3,790	NV Energy, Inc.	55,675
1,571	OGE Energy Corp.	75,565
1,397	PNM Resources, Inc.	18,594
2,815	Questar Corp.	50,304
1,780	UGI Corp.	56,764
1,316	Vectren Corp.	34,637
1,795	Westar Energy, Inc.	46,670
823	WGL Holdings, Inc.	31,274
		1,113,991
	Total Common Stocks (Cost $16,272,736)	18,999,186

Principal Amount
	U.S. Government & Agency Security (a) - 1.5%
	Federal Home Loan Bank
$575,227	0.07%, due 03/01/11	575,227
	Total U.S. Government & Agency Security (Cost $575,227)	575,227

	Repurchase Agreements (a)(b) - 11.9%
4,467,420	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $4,467,468	4,467,420
	Total Repurchase Agreements (Cost $4,467,420)	4,467,420

	Total Investment Securities (Cost $21,315,383) — 63.9%	24,041,833
	Other assets less liabilities — 36.1%	13,607,995
	Net Assets — 100.0%	$37,649,828

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $13,978,270.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,939,534
Aggregate gross unrealized depreciation	(244,217)
Net unrealized appreciation	$2,695,317
Federal income tax cost of investments	$21,346,516

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	106	03/18/11	$10,231,120	$515,965

Cash collateral in the amount of $817,308 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$8,229,994	$1,972,584

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	5,076,095	1,106,287

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	11,299,709	130,306

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	5,930,820	1,317,002

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	11,373,529	167,006

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	28,678,923	8,063,861

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	13,092,419	193,752

		$12,950,798

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 71.2%
	Consumer Discretionary - 9.4%

947	1-800-Flowers.com, Inc., Class A*	$2,595
1,673	99 Cents Only Stores*	27,839
655	A.H. Belo Corp., Class A*	4,709
930	AFC Enterprises, Inc.*	13,755
694	Ambassadors Group, Inc.	7,391
1,202	American Apparel, Inc.*	1,370
2,184	American Axle & Manufacturing Holdings, Inc.*	29,200
1,439	American Greetings Corp., Class A	31,154
669	American Public Education, Inc.*	28,379
341	America’s Car-Mart, Inc.*	8,450
787	Amerigon, Inc.*	10,735
963	Ameristar Casinos, Inc.	16,130
2,140	AnnTaylor Stores Corp.*	49,669
969	Arbitron, Inc.	38,576
427	Archipelago Learning, Inc.*	4,560
441	Arctic Cat, Inc.*	5,605
1,057	Asbury Automotive Group, Inc.*	19,502
2,161	Ascena Retail Group, Inc.*	67,510
520	Ascent Media Corp., Class A*	21,694
631	Audiovox Corp., Class A*	5,225
516	Ballantyne Strong, Inc.*	3,746
1,404	Barnes & Noble, Inc.	18,800
160	Beasley Broadcasting Group, Inc., Class A*	981
2,719	Beazer Homes USA, Inc.*	12,643
1,191	bebe stores, inc.	7,027
3,320	Belo Corp., Class A*	26,460
793	Big 5 Sporting Goods Corp.	11,054
52	Biglari Holdings, Inc.*	22,244
818	BJ’s Restaurants, Inc.*	29,407
459	Blue Nile, Inc.*	26,246
523	Bluegreen Corp.*	2,244
196	Blyth, Inc.	6,737
1,109	Bob Evans Farms, Inc.	34,756
209	Body Central Corp.*	3,566
428	Bon-Ton Stores, Inc. (The)*	6,702
256	Books-A-Million, Inc.	1,516
1,963	Boyd Gaming Corp.*	20,984
388	Bravo Brio Restaurant Group, Inc.*	6,685
709	Bridgepoint Education, Inc.*	13,272
347	Brookfield Homes Corp.*	5,056
1,581	Brown Shoe Co., Inc.	24,506
3,223	Brunswick Corp.	74,226
951	Buckle, Inc. (The)	37,175
661	Buffalo Wild Wings, Inc.*	35,026
628	Build-A-Bear Workshop, Inc.*	4,157
1,464	Cabela’s, Inc.*	39,718
703	California Pizza Kitchen, Inc.*	11,839
2,344	Callaway Golf Co.	18,143
604	Cambium Learning Group, Inc.*	2,162
610	Capella Education Co.*	35,179
264	Caribou Coffee Co., Inc.*	2,598
368	Carmike Cinemas, Inc.*	2,642
452	Carrols Restaurant Group, Inc.*	3,580
2,162	Carter’s, Inc.*	61,963
1,517	Casual Male Retail Group, Inc.*	6,478
1,014	Cato Corp. (The), Class A	24,589
238	Cavco Industries, Inc.*	9,715
748	CEC Entertainment, Inc.*	28,940
4,218	Charming Shoppes, Inc.*	13,793
2,199	Cheesecake Factory, Inc. (The)*	63,859
281	Cherokee, Inc.	4,771
946	Children’s Place Retail Stores, Inc. (The)*	43,232
1,303	Christopher & Banks Corp.	7,961
414	Churchill Downs, Inc.	17,289
2,072	Cinemark Holdings, Inc.	41,606
540	Citi Trends, Inc.*	11,875
2,022	CKX, Inc.*	7,138
1,155	Coinstar, Inc.*	49,295
2,199	Coldwater Creek, Inc.*	6,509
2,358	Collective Brands, Inc.*	53,762
416	Columbia Sportswear Co.	26,121
538	Conn’s, Inc.*	2,394
2,229	Cooper Tire & Rubber Co.	52,292
390	Core-Mark Holding Co., Inc.*	13,241
3,208	Corinthian Colleges, Inc.*	16,810
191	CPI Corp.	4,406
867	Cracker Barrel Old Country Store, Inc.	43,211
3,123	CROCS, Inc.*	55,121
913	Crown Media Holdings, Inc., Class A*	2,219
271	CSS Industries, Inc.	4,742
322	Culp, Inc.*	3,236
794	Cumulus Media, Inc., Class A*	3,875
5,095	Dana Holding Corp.*	96,194
1,408	Deckers Outdoor Corp.*	124,214
218	Delta Apparel, Inc.*	2,862
3,612	Denny’s Corp.*	14,051
182	Destination Maternity Corp.	8,208
1,821	Dex One Corp.*	9,597
1,468	Dillard’s, Inc., Class A	62,155
652	DineEquity, Inc.*	37,301
1,346	Domino’s Pizza, Inc.*	22,707
412	Dorman Products, Inc.*	14,284
693	Drew Industries, Inc.	16,029
3,378	Drugstore.com, Inc.*	6,722
515	DSW, Inc., Class A*	20,914
1,152	E.W. Scripps Co. (The), Class A*	11,025
9,780	Eastman Kodak Co.*	33,252
203	Einstein Noah Restaurant Group, Inc.	3,266
923	Empire Resorts, Inc.*	757
856	Entercom Communications Corp., Class A*	11,196
1,769	Entravision Communications Corp., Class A*	4,157
898	Ethan Allen Interiors, Inc.	19,801
2,752	Exide Technologies*	32,749
582	Express, Inc.	10,464
1,850	Finish Line (The), Class A	32,301
237	Fisher Communications, Inc.*	6,342
1,431	Fred’s, Inc., Class A	19,719
587	Fuel Systems Solutions, Inc.*	17,093
1,704	Furniture Brands International, Inc.*	7,464
561	G-III Apparel Group Ltd.*	22,059
579	Gaiam, Inc., Class A	4,429
1,262	Gaylord Entertainment Co.*	45,470
875	Genesco, Inc.*	34,580
634	Global Sources Ltd.*	7,291
195	Gordmans Stores, Inc.*	2,921
1,128	Grand Canyon Education, Inc.*	18,138
1,764	Gray Television, Inc.*	3,916
893	Group 1 Automotive, Inc.	37,729
1,410	Harte-Hanks, Inc.	17,893
663	Haverty Furniture Cos., Inc.	8,818
1,116	Helen of Troy Ltd.*	31,170
479	hhgregg, Inc.*	7,108
1,049	Hibbett Sports, Inc.*	32,949
392	Hooker Furniture Corp.	5,339

Shares		Value
	Common Stocks (a) (continued)
1,620	HOT Topic, Inc.	$8,667
2,240	Hovnanian Enterprises, Inc., Class A*	9,139
1,414	HSN, Inc.*	45,927
2,628	Iconix Brand Group, Inc.*	58,079
1,449	Interval Leisure Group, Inc.*	24,503
765	iRobot Corp.*	21,971
673	Isle of Capri Casinos, Inc.*	6,225
1,880	Jack in the Box, Inc.*	41,360
1,016	Jakks Pacific, Inc.*	18,938
2,164	Jamba, Inc.*	4,999
996	Jo-Ann Stores, Inc.*	60,457
1,545	Joe’s Jeans, Inc.*	1,700
159	Johnson Outdoors, Inc., Class A*	2,455
3,172	Jones Group, Inc. (The)	42,188
1,002	JoS. A. Bank Clothiers, Inc.*	46,202
1,528	Journal Communications, Inc., Class A*	9,382
914	K12, Inc.*	30,747
277	Kenneth Cole Productions, Inc., Class A*	3,601
457	Kid Brands, Inc.*	4,278
609	Kirkland’s, Inc.*	9,306
1,110	Knology, Inc.*	15,451
2,126	Krispy Kreme Doughnuts, Inc.*	13,330
954	K-Swiss, Inc., Class A*	9,550
171	Lacrosse Footwear, Inc.	2,965
1,876	La-Z-Boy, Inc.*	18,835
1,230	Leapfrog Enterprises, Inc.*	5,338
224	Learning Tree International, Inc.	2,085
1,633	Lee Enterprises, Inc.*	4,850
716	Libbey, Inc.*	12,308
1,520	Life Time Fitness, Inc.*	58,292
337	Lifetime Brands, Inc.*	4,047
1,046	LIN TV Corp., Class A*	6,391
510	Lincoln Educational Services Corp.	7,910
2,473	Lions Gate Entertainment Corp.*	15,135
789	Lithia Motors, Inc., Class A	11,945
5,122	Live Nation Entertainment, Inc.*	54,447
3,440	Liz Claiborne, Inc.*	17,682
912	LodgeNet Interactive Corp.*	3,247
809	Lumber Liquidators Holdings, Inc.*	18,834
674	M/I Homes, Inc.*	8,998
425	Mac-Gray Corp.	6,783
834	Maidenform Brands, Inc.*	22,635
741	Marcus Corp.	9,648
362	Marine Products Corp.*	2,643
803	MarineMax, Inc.*	7,251
967	Martha Stewart Living Omnimedia, Class A*	3,965
1,100	Matthews International Corp., Class A	40,865
2,170	McClatchy Co. (The), Class A*	8,702
540	McCormick & Schmick’s Seafood Restaurants, Inc.*	5,546
802	Media General, Inc., Class A*	5,486
1,456	Mediacom Communications Corp., Class A*	12,842
1,916	Men’s Wearhouse, Inc. (The)	51,157
1,168	Meritage Homes Corp.*	30,146
519	Midas, Inc.*	4,012
1,684	Modine Manufacturing Co.*	24,923
322	Monarch Casino & Resort, Inc.*	3,365
1,084	Monro Muffler Brake, Inc.	35,425
787	Morgans Hotel Group Co.*	6,996
566	Movado Group, Inc.*	7,964
999	Multimedia Games, Inc.*	5,495
284	National American University Holdings, Inc.	2,127
1,929	National CineMedia, Inc.	36,439
915	New York & Co., Inc.*	6,359
389	Nexstar Broadcasting Group, Inc., Class A*	2,715
979	Nutrisystem, Inc.	12,952
652	O’Charleys, Inc.*	4,140
3,088	OfficeMax, Inc.*	42,429
718	Orbitz Worldwide, Inc.*	2,535
3,727	Orient-Express Hotels Ltd., Class A*	47,035
428	Outdoor Channel Holdings, Inc.*	3,351
535	Overstock.com, Inc.*	8,159
504	Oxford Industries, Inc.	12,156
843	P.F. Chang’s China Bistro, Inc.	39,149
2,418	Pacific Sunwear of California, Inc.*	10,905
721	Papa John’s International, Inc.*	21,039
427	Peet’s Coffee & Tea, Inc.*	18,259
1,610	Penske Automotive Group, Inc.*	32,796
1,909	PEP Boys-Manny Moe & Jack	23,920
366	Perry Ellis International, Inc.*	10,629
837	PetMed Express, Inc.	12,463
3,806	Pier 1 Imports, Inc.*	38,364
2,204	Pinnacle Entertainment, Inc.*	28,939
782	Playboy Enterprises, Inc., Class B*	4,801
1,133	Polaris Industries, Inc.	85,485
1,803	Pool Corp.	45,003
273	Pre-Paid Legal Services, Inc.*	18,002
608	PRIMEDIA, Inc.	2,833
679	Princeton Review, Inc.*	625
4,717	Quiksilver, Inc.*	20,330
307	R.G. Barry Corp.	3,334
1,141	Radio One, Inc., Class D*	2,533
783	RC2 Corp.*	16,999
175	ReachLocal, Inc.*	3,332
439	Red Lion Hotels Corp.*	3,749
568	Red Robin Gourmet Burgers, Inc.*	13,552
2,091	Regis Corp.	36,655
2,395	Rent-A-Center, Inc.	79,179
341	Rentrak Corp.*	9,013
841	Retail Ventures, Inc.*	14,717
2,348	Ruby Tuesday, Inc.*	31,369
534	Rue21, Inc.*	18,701
1,091	Ruth’s Hospitality Group, Inc.*	5,466
1,604	Ryland Group, Inc.	27,845
4,927	Saks, Inc.*	60,356
3,431	Sally Beauty Holdings, Inc.*	44,500
936	Scholastic Corp.	29,390
2,367	Scientific Games Corp., Class A*	21,208
1,748	Sealy Corp.*	5,034
1,988	Select Comfort Corp.*	22,126
190	Shiloh Industries, Inc.	2,267
333	Shoe Carnival, Inc.*	8,638
1,951	Shuffle Master, Inc.*	18,359
1,035	Shutterfly, Inc.*	44,194
1,646	Sinclair Broadcast Group, Inc., Class A	21,299
1,260	Skechers U.S.A., Inc., Class A*	26,183
250	Skyline Corp.	5,022
2,175	Smith & Wesson Holding Corp.*	8,678
1,451	Sonic Automotive, Inc., Class A	20,865
2,227	Sonic Corp.*	19,776
2,440	Sotheby’s	120,097
1,197	Spartan Motors, Inc.	7,601
452	Speedway Motorsports, Inc.	6,608
1,333	Stage Stores, Inc.	23,248

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
714	Standard Motor Products, Inc.	$8,304
3,892	Standard Pacific Corp.*	15,568
983	Stein Mart, Inc.	8,051
540	Steiner Leisure Ltd.*	25,466
207	Steinway Musical Instruments, Inc.*	4,446
893	Steven Madden Ltd.*	38,524
2,963	Stewart Enterprises, Inc., Class A	22,578
557	Stoneridge, Inc.*	8,400
696	Sturm Ruger & Co., Inc.	12,570
392	Summer Infant, Inc.*	2,881
842	Superior Industries International, Inc.	16,739
466	SuperMedia, Inc.*	3,924
392	Systemax, Inc.*	5,355
2,556	Talbots, Inc.*	15,975
2,174	Tenneco, Inc.*	86,699
2,090	Texas Roadhouse, Inc.*	35,488
1,427	Timberland Co. (The), Class A*	52,713
241	Tower International, Inc.*	4,169
925	True Religion Apparel, Inc.*	21,987
1,074	Tuesday Morning Corp.*	5,016
477	U.S. Auto Parts Network, Inc.*	3,873
1,143	Ulta Salon Cosmetics & Fragrance, Inc.*	47,697
1,281	Under Armour, Inc., Class A*	84,841
498	Unifi, Inc.*	9,457
497	Universal Electronics, Inc.*	13,543
766	Universal Technical Institute, Inc.	14,094
1,320	Vail Resorts, Inc.*	64,416
1,814	Valassis Communications, Inc.*	51,191
49	Value Line, Inc.	707
460	Vera Bradley, Inc.*	15,801
131	Vitacost.com, Inc.*^	—
581	Vitamin Shoppe, Inc.*	20,213
703	Volcom, Inc.	12,584
1,617	Warnaco Group, Inc. (The)*	94,934
1,628	Warner Music Group Corp.*	9,784
529	West Marine, Inc.*	5,517
191	Westwood One, Inc.*	1,310
3,701	Wet Seal, Inc. (The), Class A*	14,693
259	Weyco Group, Inc.	6,599
87	Winmark Corp.	3,218
1,059	Winnebago Industries, Inc.*	15,313
1,805	Wolverine World Wide, Inc.	66,352
878	World Wrestling Entertainment, Inc., Class A	11,335
748	Zumiez, Inc.*	19,500
		5,945,472
	Consumer Staples - 2.1%

130	Alico, Inc.	3,446
3,243	Alliance One International, Inc.*	11,772
670	Andersons, Inc. (The)	32,187
44	Arden Group, Inc., Class A	3,423
1,733	B&G Foods, Inc.	25,995
315	Boston Beer Co., Inc., Class A*	29,238
65	Bridgford Foods Corp.	741
400	Calavo Growers, Inc.	9,288
513	Cal-Maine Foods, Inc.	14,810
1,378	Casey’s General Stores, Inc.	56,595
1,933	Central Garden and Pet Co., Class A*	17,803
1,634	Chiquita Brands International, Inc.*	28,089
153	Coca-Cola Bottling Co. Consolidated	8,828
3,886	Darling International, Inc.*	53,977
794	Diamond Foods, Inc.	40,454
1,307	Dole Food Co., Inc.*	19,278
884	Elizabeth Arden, Inc.*	25,716
246	Farmer Bros Co.	3,230
649	Female Health Co. (The)	3,310
1,444	Fresh Del Monte Produce, Inc.	41,270
551	Fresh Market, Inc. (The)*	22,481
87	Griffin Land & Nurseries, Inc.	2,870
1,566	Hain Celestial Group, Inc. (The)*	46,698
330	Harbinger Group, Inc.*	1,792
3,230	Heckmann Corp.*	18,476
443	Imperial Sugar Co.	4,784
457	Ingles Markets, Inc., Class A	8,788
520	Inter Parfums, Inc.	9,396
517	J&J Snack Foods Corp.	22,733
288	John B. Sanfilippo & Son, Inc.*	3,470
704	Lancaster Colony Corp.	40,635
176	Lifeway Foods, Inc.*	1,619
295	Limoneira Co.	6,788
491	Medifast, Inc.*	11,362
427	MGP Ingredients, Inc.	3,881
458	Nash Finch Co.	18,490
405	National Beverage Corp.	5,139
277	Nature’s Sunshine Products, Inc.*	2,280
1,792	Nu Skin Enterprises, Inc., Class A	57,201
338	Nutraceutical International Corp.*	5,002
187	Oil-Dri Corp. of America	3,798
827	Pantry, Inc. (The)*	13,034
1,771	Pilgrim’s Pride Corp.*	13,654
1,523	Prestige Brands Holdings, Inc.*	16,784
575	Pricesmart, Inc.	20,464
349	Primo Water Corp.*	4,460
389	Revlon, Inc., Class A*	5,812
20,292	Rite Aid Corp.*	26,583
1,596	Ruddick Corp.	58,573
827	Sanderson Farms, Inc.	34,196
420	Schiff Nutrition International, Inc.	3,599
305	Seneca Foods Corp., Class A*	8,580
2,280	Smart Balance, Inc.*	9,895
941	Snyder’s-Lance, Inc.	17,145
820	Spartan Stores, Inc.	12,357
662	Spectrum Brands Holdings, Inc.*	18,999
3,511	Star Scientific, Inc.*	6,320
271	Susser Holdings Corp.*	3,753
695	Synutra International, Inc.*	8,521
875	Tootsie Roll Industries, Inc.	25,025
1,266	TreeHouse Foods, Inc.*	66,047
1,747	United Natural Foods, Inc.*	74,160
880	Universal Corp.	36,802
220	USANA Health Sciences, Inc.*	7,660
1,651	Vector Group Ltd.	27,885
224	Village Super Market, Inc., Class A	6,729
604	WD-40 Co.	24,559
400	Weis Markets, Inc.	15,868
2,005	Winn-Dixie Stores, Inc.*	13,995
		1,308,592
	Energy - 5.0%

2,938	Abraxas Petroleum Corp.*	17,540
278	Alon USA Energy, Inc.	3,080
222	Amyris, Inc.*	7,213
332	Apco Oil and Gas International, Inc.	26,872
633	Approach Resources, Inc.*	20,604
1,619	ATP Oil & Gas Corp.*	32,882
844	Basic Energy Services, Inc.*	16,188
1,861	Berry Petroleum Co., Class A	96,753
1,672	Bill Barrett Corp.*	65,007
3,544	BPZ Resources, Inc.*	23,036

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,237	Brigham Exploration Co.*	$154,989
1,308	Bristow Group, Inc.*	62,679
3,429	Cal Dive International, Inc.*	23,592
1,383	Callon Petroleum Co.*	11,590
1,866	CAMAC Energy, Inc.*	3,228
694	CARBO Ceramics, Inc.	86,035
1,273	Carrizo Oil & Gas, Inc.*	47,381
2,085	Cheniere Energy, Inc.*	21,642
214	Clayton Williams Energy, Inc.*	22,701
1,667	Clean Energy Fuels Corp.*	23,405
1,147	Cloud Peak Energy, Inc.*	23,513
2,830	Complete Production Services, Inc.*	81,532
430	Contango Oil & Gas Co.*	26,350
1,465	Crosstex Energy, Inc.	15,060
1,103	CVR Energy, Inc.*	20,847
285	Dawson Geophysical Co.*	14,227
494	Delek U.S. Holdings, Inc.	5,558
6,732	Delta Petroleum Corp.*	7,876
1,772	DHT Holdings, Inc.	8,240
1,236	Dril-Quip, Inc.*	94,801
782	Endeavour International Corp.*	10,565
1,053	Energy Partners Ltd.*	17,238
2,680	Energy XXI Bermuda Ltd.*	92,406
538	Evolution Petroleum Corp.*	4,487
1,575	FX Energy, Inc.*	18,050
2,021	Gastar Exploration Ltd.*	10,004
2,864	General Maritime Corp.	8,019
597	GeoResources, Inc.*	18,788
273	Global Geophysical Services, Inc.*	3,841
3,689	Global Industries Ltd.*	33,127
1,906	GMX Resources, Inc.*	9,892
1,323	Golar LNG Ltd.	25,216
890	Goodrich Petroleum Corp.*	18,103
666	Green Plains Renewable Energy, Inc.*	8,145
521	Gulf Island Fabrication, Inc.	16,135
847	GulfMark Offshore, Inc., Class A*	37,590
985	Gulfport Energy Corp.*	29,146
139	Hallador Energy Co.	1,401
1,211	Harvest Natural Resources, Inc.*	18,044
3,806	Helix Energy Solutions Group, Inc.*	58,612
4,177	Hercules Offshore, Inc.*	20,634
846	Hornbeck Offshore Services, Inc.*	24,035
656	Houston American Energy Corp.	10,503
4,777	International Coal Group, Inc.*	47,149
4,623	ION Geophysical Corp.*	59,267
42	Isramco, Inc.*	2,743
1,012	James River Coal Co.*	21,252
4,566	Key Energy Services, Inc.*	70,773
889	Knightsbridge Tankers Ltd.	21,683
6,461	Kodiak Oil & Gas Corp.*	48,910
681	L&L Energy, Inc.*	5,114
1,090	Lufkin Industries, Inc.	85,184
2,160	Magnum Hunter Resources Corp.*	15,466
958	Matrix Service Co.*	13,374
3,478	McMoRan Exploration Co.*	60,865
780	Miller Petroleum, Inc.*	4,282
441	Natural Gas Services Group, Inc.*	8,529
3,239	Newpark Resources, Inc.*	22,608
1,707	Nordic American Tanker Shipping	41,804
1,962	Northern Oil and Gas, Inc.*	62,333
1,758	Oasis Petroleum, Inc.*	60,686
931	Overseas Shipholding Group, Inc.	31,431
149	OYO Geospace Corp.*	15,150
261	Panhandle Oil and Gas, Inc., Class A	7,546
4,223	Parker Drilling Co.*	22,213
2,845	Patriot Coal Corp.*	67,142
1,655	Penn Virginia Corp.	26,927
852	Petroleum Development Corp.*	39,984
2,009	Petroquest Energy, Inc.*	17,318
482	PHI, Inc. (Non-Voting)*	10,363
1,970	Pioneer Drilling Co.*	22,300
2,019	RAM Energy Resources, Inc.*	3,533
7,850	Rentech, Inc.*	10,048
1,382	Resolute Energy Corp.*	25,056
264	REX American Resources Corp.*	3,873
1,174	Rex Energy Corp.*	14,792
1,919	Rosetta Resources, Inc.*	87,046
1,576	RPC, Inc.	30,858
627	Scorpio Tankers, Inc.*	6,452
1,627	Ship Finance International Ltd.	33,825
1,570	Stone Energy Corp.*	47,540
1,526	Swift Energy Co.*	65,542
2,523	Syntroleum Corp.*	4,062
1,374	Teekay Tankers Ltd., Class A	14,688
1,099	Tesco Corp.*	20,211
2,755	Tetra Technologies, Inc.*	38,047
5,360	TransAtlantic Petroleum Ltd.*	17,474
539	Union Drilling, Inc.*	4,172
2,205	Uranium Energy Corp.*	12,569
4,151	USEC, Inc.*	22,083
1,840	Vaalco Energy, Inc.*	14,757
5,535	Vantage Drilling Co.*	11,513
796	Venoco, Inc.*	14,686
1,273	W&T Offshore, Inc.	32,500
2,578	Warren Resources, Inc.*	12,684
1,867	Western Refining, Inc.*	30,376
1,742	Willbros Group, Inc.*	19,789
2,501	World Fuel Services Corp.	103,641
		3,172,615
	Financials - 14.6%

556	1st Source Corp.	10,881
797	1st United Bancorp, Inc./FL*	5,117
759	Abington Bancorp, Inc.	9,488
1,460	Acadia Realty Trust (REIT)	28,908
2,001	Advance America Cash Advance Centers, Inc.	10,765
317	Agree Realty Corp. (REIT)	8,093
75	Alexander’s, Inc. (REIT)	29,680
170	Alliance Financial Corp./NY	5,394
3,507	Alterra Capital Holdings Ltd.	75,856
2,376	American Campus Communities, Inc. (REIT)	79,406
3,341	American Capital Agency Corp. (REIT)	98,392
12,363	American Capital Ltd.*	115,470
2,129	American Equity Investment Life Holding Co.	28,103
223	American National Bankshares, Inc.	4,855
377	American Safety Insurance Holdings Ltd.*	8,049
860	Ameris Bancorp*	8,677
686	AMERISAFE, Inc.*	13,693
297	Ames National Corp.	5,590
812	AmTrust Financial Services, Inc.	15,615
4,325	Anworth Mortgage Asset Corp. (REIT)	30,880
639	Apollo Commercial Real Estate Finance, Inc. (REIT)	10,876
7,056	Apollo Investment Corp.	87,283

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,130	Argo Group International Holdings Ltd.	$43,042
245	Arlington Asset Investment Corp., Class A	6,875
354	Arrow Financial Corp.	8,864
1,011	Artio Global Investors, Inc.	16,024
1,654	Ashford Hospitality Trust, Inc. (REIT)*	17,053
547	Asset Acceptance Capital Corp.*	3,216
1,506	Associated Estates Realty Corp. (REIT)	24,472
385	Asta Funding, Inc.	3,330
3,143	Astoria Financial Corp.	44,065
323	Avatar Holdings, Inc.*	6,880
299	Baldwin & Lyons, Inc., Class B	7,293
255	Bancfirst Corp.	10,720
1,003	Banco Latinoamericano de Comercio Exterior S.A., Class E	16,850
134	Bancorp Rhode Island, Inc.	4,222
821	Bancorp, Inc. (The)/DE*	6,962
1,656	Bank Mutual Corp.	7,651
191	Bank of Marin Bancorp	6,924
476	Bank of the Ozarks, Inc.	20,492
696	BankFinancial Corp.	6,090
1,263	Beneficial Mutual Bancorp, Inc.*	11,367
511	Berkshire Hills Bancorp, Inc.	11,528
2,076	BGC Partners, Inc., Class A	19,847
4,763	BioMed Realty Trust, Inc. (REIT)	86,448
2,603	BlackRock Kelso Capital Corp.	32,355
256	BofI Holding, Inc.*	3,871
2,724	Boston Private Financial Holdings, Inc.	19,313
229	Bridge Bancorp, Inc.	5,068
2,149	Brookline Bancorp, Inc.	22,328
352	Bryn Mawr Bank Corp.	7,374
701	Calamos Asset Management, Inc., Class A	11,623
68	California First National Bancorp	993
279	Camden National Corp.	9,386
1,113	Campus Crest Communities, Inc. (REIT)	15,938
432	Capital City Bank Group, Inc.	5,430
104	Capital Southwest Corp.	10,394
2,082	CapLease, Inc. (REIT)	11,180
2,552	Capstead Mortgage Corp. (REIT)	33,533
1,046	Cardinal Financial Corp.	11,642
1,075	Cash America International, Inc.	45,913
2,858	Cathay General Bancorp	50,644
5,026	CBL & Associates Properties, Inc. (REIT)	89,714
1,987	Cedar Shopping Centers, Inc. (REIT)	12,041
1,293	Center Financial Corp.*	10,305
934	CenterState Banks, Inc.	6,771
123	Century Bancorp, Inc./MA, Class A	3,326
451	Chatham Lodging Trust (REIT)	7,879
889	Chemical Financial Corp.	17,887
545	Chesapeake Lodging Trust (REIT)	10,137
441	Citizens & Northern Corp.	6,928
14,357	Citizens Republic Bancorp, Inc.*	12,073
1,326	Citizens, Inc./TX*	9,892
575	City Holding Co.	19,694
363	Clifton Savings Bancorp, Inc.	4,138
643	CNA Surety Corp.*	16,255
443	CNB Financial Corp./PA	6,264
8,084	CNO Financial Group, Inc.*	58,528
1,175	CoBiz Financial, Inc.	7,661
1,565	Cogdell Spencer, Inc. (REIT)	10,032
636	Cohen & Steers, Inc.	18,571
2,827	Colonial Properties Trust (REIT)	55,720
633	Colony Financial, Inc. (REIT)	13,451
1,430	Columbia Banking System, Inc.	28,371
1,206	Community Bank System, Inc.	30,343
498	Community Trust Bancorp, Inc.	14,248
1,328	Compass Diversified Holdings	21,527
418	CompuCredit Holdings Corp.*	2,784
197	Consolidated-Tomoka Land Co.	6,753
715	Coresite Realty Corp. (REIT)	11,111
3,312	Cousins Properties, Inc. (REIT)	28,086
1,318	Cowen Group, Inc., Class A*	5,641
869	Crawford & Co., Class B*	3,824
204	Credit Acceptance Corp.*	14,402
493	CreXus Investment Corp. (REIT)	6,508
3,270	CVB Financial Corp.	27,337
2,525	Cypress Sharpridge Investments, Inc. (REIT)	31,461
686	Danvers Bancorp, Inc.	14,982
8,931	DCT Industrial Trust, Inc. (REIT)	50,192
1,730	Delphi Financial Group, Inc., Class A	53,561
88	Diamond Hill Investment Group, Inc.	6,554
6,027	DiamondRock Hospitality Co. (REIT)*	70,878
972	Dime Community Bancshares, Inc.	15,085
1,330	Dollar Financial Corp.*	28,438
407	Donegal Group, Inc., Class A	5,193
811	Doral Financial Corp.*	1,071
993	Duff & Phelps Corp., Class A	15,640
1,491	DuPont Fabros Technology, Inc. (REIT)	36,410
978	Dynex Capital, Inc. (REIT)	10,337
598	Eagle Bancorp, Inc.*	8,850
981	EastGroup Properties, Inc. (REIT)	44,665
2,627	Education Realty Trust, Inc. (REIT)	21,673
808	eHealth, Inc.*	10,132
174	EMC Insurance Group, Inc.	4,247
1,450	Employers Holdings, Inc.	29,174
292	Encore Bancshares, Inc.*	3,577
507	Encore Capital Group, Inc.*	13,806
239	Enstar Group Ltd.*	20,043
541	Enterprise Financial Services Corp.	7,152
1,692	Entertainment Properties Trust (REIT)	80,658
480	Epoch Holding Corp.	7,550
952	Equity Lifestyle Properties, Inc. (REIT)	55,254
1,462	Equity One, Inc. (REIT)	27,983
323	ESB Financial Corp.	4,477
482	ESSA Bancorp, Inc.	6,266
570	Evercore Partners, Inc., Class A	19,654
546	Excel Trust, Inc. (REIT)	6,667
3,174	Extra Space Storage, Inc. (REIT)	62,686
1,680	EZCORP, Inc., Class A*	48,182
488	FBL Financial Group, Inc., Class A	15,245
1,914	FBR Capital Markets Corp.*	7,120
351	Federal Agricultural Mortgage Corp., Class C	6,995
3,533	FelCor Lodging Trust, Inc. (REIT)*	26,745
2,422	Fifth Street Finance Corp.	33,351
470	Financial Engines, Inc.*	11,473
398	Financial Institutions, Inc.	7,677
3,782	First American Financial Corp.	59,604
318	First Bancorp, Inc./ME	4,646

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
775	First BanCorp./Puerto Rico*	$3,596
545	First Bancorp/NC	8,033
2,269	First Busey Corp.	11,504
1,097	First Cash Financial Services, Inc.*	35,916
3,814	First Commonwealth Financial Corp.	24,982
574	First Community Bancshares, Inc./VA	7,066
2,106	First Financial Bancorp	35,655
759	First Financial Bankshares, Inc.	38,102
404	First Financial Corp./IN	13,094
602	First Financial Holdings, Inc.	6,417
2,303	First Industrial Realty Trust, Inc. (REIT)*	25,817
452	First Interstate BancSystem, Inc.	6,457
2,015	First Marblehead Corp. (The)*	4,695
929	First Merchants Corp.	8,259
2,696	First Midwest Bancorp, Inc./IL	32,541
253	First of Long Island Corp. (The)	6,831
1,818	First Potomac Realty Trust (REIT)	29,324
301	First South Bancorp, Inc./NC	1,625
3,923	FirstMerit Corp.	66,887
2,471	Flagstar Bancorp, Inc.*	4,324
1,625	Flagstone Reinsurance Holdings S.A.	18,525
1,134	Flushing Financial Corp.	16,239
4,390	FNB Corp./PA	44,032
1,326	Forestar Group, Inc.*	25,539
196	Fox Chase Bancorp, Inc.	2,517
335	FPIC Insurance Group, Inc.*	12,616
2,518	Franklin Street Properties Corp. (REIT)	37,846
252	GAMCO Investors, Inc., Class A	11,703
457	German American Bancorp, Inc.	7,897
43	Gerova Financial Group Ltd.*^	226
850	Getty Realty Corp. (REIT)	25,007
2,416	GFI Group, Inc.	12,080
2,618	Glacier Bancorp, Inc.	40,919
766	Gladstone Capital Corp.	8,725
344	Gladstone Commercial Corp. (REIT)	6,316
804	Gladstone Investment Corp.	6,649
2,833	Gleacher & Co., Inc.*	5,439
3,636	Glimcher Realty Trust (REIT)	33,451
501	Global Indemnity plc*	11,172
268	Golub Capital BDC, Inc.	4,631
1,003	Government Properties Income Trust (REIT)	27,252
369	Great Southern Bancorp, Inc.	7,908
430	Green Bankshares, Inc.*	1,475
1,030	Greenlight Capital Re Ltd., Class A*	29,808
423	Hallmark Financial Services*	3,807
1,062	Hancock Holding Co.	36,820
3,726	Hanmi Financial Corp.*	4,657
422	Harleysville Group, Inc.	15,424
1,124	Harris & Harris Group, Inc.*	6,575
2,099	Hatteras Financial Corp. (REIT)	62,088
2,446	Healthcare Realty Trust, Inc. (REIT)	56,992
476	Heartland Financial USA, Inc.	8,078
1,320	Hercules Technology Growth Capital, Inc.	14,599
502	Heritage Financial Corp./WA*	7,510
67	Heritage Financial Group, Inc.	885
4,901	Hersha Hospitality Trust (REIT)	32,200
648	HFF, Inc., Class A*	8,554
2,606	Highwoods Properties, Inc. (REIT)	88,422
1,444	Hilltop Holdings, Inc.*	13,978
263	Home Bancorp, Inc.*	3,819
799	Home Bancshares, Inc./AR	18,001
607	Home Federal Bancorp, Inc./ID	6,750
1,365	Home Properties, Inc. (REIT)	80,426
1,428	Horace Mann Educators Corp.	24,205
536	Hudson Pacific Properties, Inc. (REIT)	8,067
477	Hudson Valley Holding Corp.	10,170
974	Iberiabank Corp.	55,800
771	Independent Bank Corp./MA	20,963
456	Infinity Property & Casualty Corp.	27,684
2,707	Inland Real Estate Corp. (REIT)	25,500
463	International Assets Holding Corp.*	11,209
1,931	International Bancshares Corp.	36,863
1,327	Internet Capital Group, Inc.*	18,167
1,815	Invesco Mortgage Capital, Inc. (REIT)	42,362
1,586	Investment Technology Group, Inc.*	30,372
1,748	Investors Bancorp, Inc.*	23,668
2,732	Investors Real Estate Trust (REIT)	25,462
3,399	iStar Financial, Inc. (REIT)*	33,956
543	JMP Group, Inc.	4,637
101	Kaiser Federal Financial Group, Inc.	1,362
152	Kansas City Life Insurance Co.	5,189
373	Kayne Anderson Energy Development Co.	6,886
1,291	KBW, Inc.	33,037
551	Kearny Financial Corp.	5,411
756	Kennedy-Wilson Holdings, Inc.*	8,316
1,977	Kilroy Realty Corp. (REIT)	76,609
1,974	Kite Realty Group Trust (REIT)	11,133
3,440	Knight Capital Group, Inc., Class A*	48,194
1,353	LaBranche & Co., Inc.*	5,683
3,320	Ladenburg Thalmann Financial Services, Inc.*	3,486
787	Lakeland Bancorp, Inc.	7,575
586	Lakeland Financial Corp.	13,138
2,541	LaSalle Hotel Properties (REIT)	71,682
3,847	Lexington Realty Trust (REIT)	36,431
333	Life Partners Holdings, Inc.	2,751
939	LTC Properties, Inc. (REIT)	27,438
1,806	Maiden Holdings Ltd.	14,430
542	Main Street Capital Corp.	10,677
733	MainSource Financial Group, Inc.	7,286
1,006	MarketAxess Holdings, Inc.	21,518
312	Marlin Business Services Corp.*	3,463
1,928	MB Financial, Inc.	39,659
2,787	MCG Capital Corp.	20,345
1,973	Meadowbrook Insurance Group, Inc.	20,046
541	Medallion Financial Corp.	4,382
4,049	Medical Properties Trust, Inc. (REIT)	47,495
174	Merchants Bancshares, Inc.	4,437
331	Meridian Interstate Bancorp, Inc.*	4,303
492	Metro Bancorp, Inc.*	6,032
4,216	MF Global Holdings Ltd.*	36,553
10,199	MFA Financial, Inc. (REIT)	86,386
7,297	MGIC Investment Corp.*	62,681
1,194	Mid-America Apartment Communities, Inc. (REIT)	77,574
273	MidSouth Bancorp, Inc.	3,874
251	MidWestOne Financial Group, Inc.	3,640

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
648	Mission West Properties, Inc. (REIT)	$4,439
968	Monmouth Real Estate Investment Corp., Class A (REIT)	7,996
2,428	Montpelier Re Holdings Ltd.	48,973
1,748	MPG Office Trust, Inc. (REIT)*	6,905
884	MVC Capital, Inc.	12,473
1,382	Nara Bancorp, Inc.*	14,483
127	NASB Financial, Inc.*	1,915
252	National Bankshares, Inc.	7,308
1,553	National Financial Partners Corp.*	21,959
889	National Health Investors, Inc. (REIT)	42,245
239	National Interstate Corp.	4,981
4,587	National Penn Bancshares, Inc.	36,421
3,033	National Retail Properties, Inc. (REIT)	77,918
80	National Western Life Insurance Co., Class A	13,990
443	Navigators Group, Inc. (The)*	23,240
1,254	NBT Bancorp, Inc.	27,901
961	Nelnet, Inc., Class A	21,459
1,104	Netspend Holdings, Inc.*	14,473
3,857	NewAlliance Bancshares, Inc.	60,323
2,257	Newcastle Investment Corp. (REIT)*	19,049
1,016	NewStar Financial, Inc.*	10,759
787	NGP Capital Resources Co.	7,917
654	Northfield Bancorp, Inc.	8,757
2,746	NorthStar Realty Finance Corp. (REIT)	16,449
4,030	Northwest Bancshares, Inc.	48,924
528	OceanFirst Financial Corp.	7,318
2,702	Ocwen Financial Corp.*	28,587
3,407	Old National Bancorp/IN	38,158
3,585	Omega Healthcare Investors, Inc. (REIT)	85,932
433	OmniAmerican Bancorp, Inc.*	6,785
385	One Liberty Properties, Inc. (REIT)	5,729
366	Oppenheimer Holdings Inc., Class A	12,012
1,538	optionsXpress Holdings, Inc.	24,931
1,686	Oriental Financial Group, Inc.	20,181
2,023	Oritani Financial Corp.	26,036
244	Orrstown Financial Services, Inc.	6,710
670	Pacific Continental Corp.	6,747
1,118	PacWest Bancorp	23,154
455	Park National Corp.	29,953
785	Parkway Properties, Inc./MD (REIT)	12,725
320	Peapack Gladstone Financial Corp.	4,272
1,348	Pebblebrook Hotel Trust (REIT)	29,575
1,610	PennantPark Investment Corp.	20,447
140	Penns Woods Bancorp, Inc.	5,464
2,013	Pennsylvania Real Estate Investment Trust (REIT)	29,068
959	PennyMac Mortgage Investment Trust (REIT)	18,077
744	Penson Worldwide, Inc.*	4,896
383	Peoples Bancorp, Inc./OH	5,174
2,018	PHH Corp.*	49,804
4,223	Phoenix Cos., Inc. (The)*	11,233
823	Pico Holdings, Inc.*	24,451
1,214	Pinnacle Financial Partners, Inc.*	19,363
565	Piper Jaffray Cos.*	23,250
1,362	Platinum Underwriters Holdings Ltd.	56,795
5,203	PMI Group, Inc. (The)*	15,401
144	Porter Bancorp, Inc.	1,212
618	Portfolio Recovery Associates, Inc.*	51,510
1,769	Post Properties, Inc. (REIT)	68,991
1,454	Potlatch Corp. (REIT)	55,834
753	Presidential Life Corp.	7,545
876	Primerica, Inc.	22,566
591	Primus Guaranty Ltd.*	2,985
1,893	PrivateBancorp, Inc.	27,108
1,118	ProAssurance Corp.*	70,803
3,211	Prospect Capital Corp.	38,982
1,697	Prosperity Bancshares, Inc.	69,272
2,181	Provident Financial Services, Inc.	32,301
1,415	Provident New York Bancorp	13,414
674	PS Business Parks, Inc. (REIT)	42,489
279	Pzena Investment Management, Inc., Class A	2,106
4,841	Radian Group, Inc.	34,177
3,855	RAIT Financial Trust (REIT)	13,184
1,381	Ramco-Gershenson Properties Trust (REIT)	18,657
2,836	Redwood Trust, Inc. (REIT)	46,454
912	Renasant Corp.	14,656
356	Republic Bancorp, Inc./KY, Class A	6,102
1,793	Resource Capital Corp. (REIT)	13,286
1,522	Retail Opportunity Investments Corp. (REIT)	16,742
667	RLI Corp.	38,292
296	Rockville Financial, Inc.	4,792
580	Rodman & Renshaw Capital Group, Inc.*	1,288
294	Roma Financial Corp.	3,087
901	S&T Bancorp, Inc.	20,092
431	S.Y. Bancorp, Inc.	10,689
907	Sabra Healthcare REIT, Inc. (REIT)	16,707
746	Safeguard Scientifics, Inc.*	15,651
459	Safety Insurance Group, Inc.	22,087
757	Sanders Morris Harris Group, Inc.	5,322
873	Sandy Spring Bancorp, Inc.	16,666
230	Saul Centers, Inc. (REIT)	10,580
465	SCBT Financial Corp.	15,061
801	SeaBright Holdings, Inc.	8,435
1,939	Selective Insurance Group, Inc.	35,251
416	Sierra Bancorp	4,509
1,489	Signature Bank/NY*	77,264
626	Simmons First National Corp., Class A	18,016
209	Solar Capital Ltd.	5,120
575	Southside Bancshares, Inc.	13,116
706	Southwest Bancorp, Inc./OK*	10,046
1,004	Sovran Self Storage, Inc. (REIT)	38,955
2,607	Starwood Property Trust, Inc. (REIT)	60,978
525	State Auto Financial Corp.	9,072
605	State Bancorp, Inc./NY	6,365
831	StellarOne Corp.	12,241
977	Sterling Bancorp/NY	9,809
3,337	Sterling Bancshares, Inc./TX	30,200
629	Stewart Information Services Corp.	7,013
1,242	Stifel Financial Corp.*	89,101
5,116	Strategic Hotels & Resorts, Inc. (REIT)*	33,254
351	Suffolk Bancorp	7,227
691	Sun Communities, Inc. (REIT)	23,895
4,296	Sunstone Hotel Investors, Inc. (REIT)*	46,139
4,719	Susquehanna Bancshares, Inc.	45,114

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,519	SVB Financial Group*	$82,299
1,041	SWS Group, Inc.	5,611
2,946	Tanger Factory Outlet Centers (REIT)	78,511
349	Taylor Capital Group, Inc.*	3,720
477	Tejon Ranch Co.*	12,550
319	Terreno Realty Corp. (REIT)*	5,847
445	Territorial Bancorp, Inc.	8,807
1,330	Texas Capital Bancshares, Inc.*	33,569
328	THL Credit, Inc.	4,412
1,282	Thomas Properties Group, Inc.*	4,320
1,156	TICC Capital Corp.	14,589
288	Tompkins Financial Corp.	11,808
347	Tower Bancorp, Inc.	7,957
1,360	Tower Group, Inc.	36,965
855	TowneBank/VA	12,731
1,487	TradeStation Group, Inc.*	10,008
674	Triangle Capital Corp.	12,948
508	Trico Bancshares	8,245
2,798	TrustCo Bank Corp NY	16,872
2,325	Trustmark Corp.	54,521
1,472	Two Harbors Investment Corp. (REIT)	16,266
1,155	UMB Financial Corp.	46,061
381	UMH Properties, Inc. (REIT)	3,947
4,168	Umpqua Holdings Corp.	47,682
649	Union First Market Bankshares Corp.	7,470
1,413	United Bankshares, Inc.	40,468
3,430	United Community Banks, Inc./GA*	4,699
609	United Financial Bancorp, Inc.	9,506
830	United Fire & Casualty Co.	17,173
412	Universal Health Realty Income Trust (REIT)	16,385
627	Universal Insurance Holdings, Inc.	3,618
604	Univest Corp. of Pennsylvania	10,896
816	Urstadt Biddle Properties, Inc., Class A (REIT)	15,822
3,402	U-Store-It Trust (REIT)	34,871
518	ViewPoint Financial Group	6,879
783	Virginia Commerce Bancorp, Inc.*	4,620
185	Virtus Investment Partners, Inc.*	10,782
936	Walter Investment Management Corp. (REIT)	18,336
557	Washington Banking Co.	7,854
2,333	Washington Real Estate Investment Trust (REIT)	72,883
514	Washington Trust Bancorp, Inc.	11,812
260	Waterstone Financial, Inc.*	762
2,579	Webster Financial Corp.	59,781
839	WesBanco, Inc.	17,485
568	West Bancorp., Inc.	4,322
3,412	West Coast Bancorp/OR*	11,498
1,067	Westamerica Bancorp.	55,036
2,385	Western Alliance Bancorp.*	19,342
1,077	Westfield Financial, Inc.	9,779
212	Westwood Holdings Group, Inc.	7,956
3,512	Whitney Holding Corp./LA	49,800
709	Wilshire Bancorp, Inc.	4,686
830	Winthrop Realty Trust (REIT)	10,126
1,251	Wintrust Financial Corp.	42,009
597	World Acceptance Corp.*	35,707
213	WSFS Financial Corp.	9,973
		9,276,573
	Health Care - 8.7%

804	Abaxis, Inc.*	21,322
1,138	Abiomed, Inc.*	14,191
2,002	Accelrys, Inc.*	17,337
423	Accretive Health, Inc.*	8,600
1,986	Accuray, Inc.*	19,661
1,410	Acorda Therapeutics, Inc.*	29,568
334	Acura Pharmaceuticals, Inc.*	1,099
209	Aegerion Pharmaceuticals, Inc.*	3,106
748	Affymax, Inc.*	4,772
2,579	Affymetrix, Inc.*	12,663
407	Air Methods Corp.*	23,622
2,009	Akorn, Inc.*	11,230
859	Albany Molecular Research, Inc.*	3,883
1,590	Alexza Pharmaceuticals, Inc.*	1,988
2,157	Align Technology, Inc.*	44,973
238	Alimera Sciences, Inc.*	1,899
3,454	Alkermes, Inc.*	49,496
1,001	Alliance HealthCare Services, Inc.*	4,144
1,642	Allied Healthcare International, Inc.*	4,023
2,861	Allos Therapeutics, Inc.*	9,556
298	Almost Family, Inc.*	11,622
1,326	Alnylam Pharmaceuticals, Inc.*	14,559
1,849	Alphatec Holdings, Inc.*	4,918
765	AMAG Pharmaceuticals, Inc.*	14,084
1,040	Amedisys, Inc.*	37,357
327	America Service Group, Inc.	5,978
573	American Dental Partners, Inc.*	7,363
2,744	American Medical Systems Holdings, Inc.*	60,121
1,882	AMERIGROUP Corp.*	107,933
1,423	AMN Healthcare Services, Inc.*	10,630
1,126	Amsurg Corp.*	26,607
460	Anacor Pharmaceuticals, Inc.*	3,648
469	Analogic Corp.	25,420
900	AngioDynamics, Inc.*	15,138
2,564	Antares Pharma, Inc.*	4,000
209	Anthera Pharmaceuticals, Inc.*	1,137
880	Aoxing Pharmaceutical Co., Inc.*	1,804
543	Ardea Biosciences, Inc.*	14,395
4,420	Arena Pharmaceuticals, Inc.*	7,160
4,619	Ariad Pharmaceuticals, Inc.*	27,760
1,787	Arqule, Inc.*	11,383
2,043	Array Biopharma, Inc.*	5,720
981	ArthroCare Corp.*	33,835
1,300	AspenBio Pharma, Inc.*	754
358	Assisted Living Concepts, Inc., Class A*	12,870
1,205	athenahealth, Inc.*	54,635
57	Atrion Corp.	10,051
1,518	Auxilium Pharmaceuticals, Inc.*	34,109
3,391	AVANIR Pharmaceuticals, Inc., Class A*	12,784
401	AVEO Pharmaceuticals, Inc.*	5,526
4,018	AVI BioPharma, Inc.*	8,036
1,051	BioCryst Pharmaceuticals, Inc.*	4,561
673	Biodel, Inc.*	1,366
655	BioMimetic Therapeutics, Inc.*	8,829
872	Bio-Reference Labs, Inc.*	18,242
2,945	BioSante Pharmaceuticals, Inc.*	6,332
1,424	BioScrip, Inc.*	6,009
144	BioSpecifics Technologies Corp.*	3,871
923	BioTime, Inc.*	6,359
2,644	Bruker Corp.*	50,738
1,129	Cadence Pharmaceuticals, Inc.*	8,479

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,632	Caliper Life Sciences, Inc.*	$10,918
1,068	Cambrex Corp.*	5,853
469	Cantel Medical Corp.	10,248
984	Capital Senior Living Corp.*	8,256
313	Caraco Pharmaceutical Laboratories Ltd.*	1,631
878	CardioNet, Inc.*	4,232
1,382	Catalyst Health Solutions, Inc.*	62,480
2,985	Celera Corp.*	18,985
1,157	Celldex Therapeutics, Inc.*	4,547
1,786	Centene Corp.*	54,419
2,163	Cepheid, Inc.*	57,341
1,721	Cerus Corp.*	5,920
1,728	Chelsea Therapeutics International Ltd.*	7,137
831	Chemed Corp.	54,381
499	Chindex International, Inc.*	8,907
427	Clinical Data, Inc.*	12,968
434	Codexis, Inc.*	4,626
218	Complete Genomics, Inc.*	1,591
357	Computer Programs & Systems, Inc.	19,282
1,130	Conceptus, Inc.*	15,888
1,062	CONMED Corp.*	28,122
1,056	Continucare Corp.*	5,977
1,132	Corcept Therapeutics, Inc.*	4,234
286	Cornerstone Therapeutics, Inc.*	1,542
253	Corvel Corp.*	12,524
1,129	Cross Country Healthcare, Inc.*	9,393
1,043	CryoLife, Inc.*	5,632
2,126	Cubist Pharmaceuticals, Inc.*	46,623
449	Cumberland Pharmaceuticals, Inc.*	2,748
2,753	Curis, Inc.*	8,562
490	Cutera, Inc.*	4,733
1,011	Cyberonics, Inc.*	33,393
354	Cynosure, Inc., Class A*	4,829
1,690	Cytokinetics, Inc.*	2,653
1,673	Cytori Therapeutics, Inc.*	9,737
3,973	CytRx Corp.*	3,774
1,589	Delcath Systems, Inc.*	10,408
1,906	Depomed, Inc.*	15,991
2,241	DexCom, Inc.*	32,786
641	Dionex Corp.*	75,523
3,159	Durect Corp.*	10,235
3,556	Dyax Corp.*	6,116
3,479	Dynavax Technologies Corp.*	10,402
341	DynaVox, Inc., Class A*	1,991
747	Emergent Biosolutions, Inc.*	15,717
816	Emeritus Corp.*	19,200
1,771	Endologix, Inc.*	10,520
521	Ensign Group, Inc. (The)	15,844
1,213	Enzo Biochem, Inc.*	5,228
1,803	Enzon Pharmaceuticals, Inc.*	19,256
1,776	eResearchTechnology, Inc.*	11,278
1,676	Exact Sciences Corp.*	9,101
303	Exactech, Inc.*	5,742
431	ExamWorks Group, Inc.*	9,081
3,952	Exelixis, Inc.*	49,202
1,149	Five Star Quality Care, Inc.*	8,066
320	Furiex Pharmaceuticals, Inc.*	5,318
509	Genomic Health, Inc.*	12,847
638	Genoptix, Inc.*	15,944
1,085	Gentiva Health Services, Inc.*	30,630
4,463	Geron Corp.*	22,092
845	Greatbatch, Inc.*	21,024
915	Haemonetics Corp.*	56,410
2,855	Halozyme Therapeutics, Inc.*	19,728
949	Hanger Orthopedic Group, Inc.*	25,528
1,547	Hansen Medical, Inc.*	3,233
3,407	HealthSouth Corp.*	82,483
2,109	Healthspring, Inc.*	79,383
1,242	Healthways, Inc.*	17,351
340	HeartWare International, Inc.*	28,587
362	Hi-Tech Pharmacal Co., Inc.*	8,359
988	HMS Holdings Corp.*	74,653
426	ICU Medical, Inc.*	17,888
1,300	Idenix Pharmaceuticals, Inc.*	4,394
2,544	Immucor, Inc.*	49,532
2,467	Immunogen, Inc.*	22,228
2,389	Immunomedics, Inc.*	8,744
2,279	Impax Laboratories, Inc.*	46,925
3,201	Incyte Corp.*	43,790
529	Infinity Pharmaceuticals, Inc.*	3,063
1,791	Inhibitex, Inc.*	4,209
2,919	Inovio Pharmaceuticals, Inc.*	3,444
2,165	Inspire Pharmaceuticals, Inc.*	8,703
1,588	Insulet Corp.*	28,108
765	Integra LifeSciences Holdings Corp.*	38,365
1,655	InterMune, Inc.*	60,590
1,059	Invacare Corp.	31,315
591	IPC The Hospitalist Co., Inc.*	24,113
591	IRIS International, Inc.*	5,999
703	Ironwood Pharmaceuticals, Inc.*	8,598
3,427	Isis Pharmaceuticals, Inc.*	31,254
543	Jazz Pharmaceuticals, Inc.*	13,374
542	Kendle International, Inc.*	6,450
267	Kensey Nash Corp.*	7,011
1,858	Keryx Biopharmaceuticals, Inc.*	7,339
1,437	Kindred Healthcare, Inc.*	35,810
342	Landauer, Inc.	21,512
426	Lannett Co., Inc.*	2,415
679	LCA-Vision, Inc.*	4,801
7,197	Lexicon Pharmaceuticals, Inc.*	13,962
569	LHC Group, Inc.*	16,990
713	Ligand Pharmaceuticals, Inc., Class B*	7,729
1,364	Luminex Corp.*	25,670
1,214	Magellan Health Services, Inc.*	58,248
1,111	MAKO Surgical Corp.*	22,887
2,425	MannKind Corp.*	9,070
572	MAP Pharmaceuticals, Inc.*	9,226
1,889	Masimo Corp.	56,934
1,131	Maxygen, Inc.	4,716
1,567	MedAssets, Inc.*	22,204
747	MedCath Corp.*	10,622
522	Medical Action Industries, Inc.*	4,312
1,938	Medicines Co. (The)*	33,702
2,194	Medicis Pharmaceutical Corp., Class A	70,405
684	Medidata Solutions, Inc.*	17,722
1,238	Medivation, Inc.*	21,393
411	MedQuist, Inc.	3,678
918	MELA Sciences, Inc.*	2,414
1,880	Merge Healthcare, Inc.*	9,419
1,479	Meridian Bioscience, Inc.	31,902
1,026	Merit Medical Systems, Inc.*	17,524
973	Metabolix, Inc.*	8,835
1,453	Metropolitan Health Networks, Inc.*	7,221
3,309	Micromet, Inc.*	20,615
565	Molina Healthcare, Inc.*	19,792
1,609	Momenta Pharmaceuticals, Inc.*	22,333
447	MWI Veterinary Supply, Inc.*	30,941

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,546	Nabi Biopharmaceuticals*	$8,750
620	Nanosphere, Inc.*	2,040
327	National Healthcare Corp.	15,565
64	National Research Corp.	2,093
1,037	Natus Medical, Inc.*	16,447
4,132	Nektar Therapeutics*	39,626
821	Neogen Corp.*	30,697
1,118	NeoStem, Inc.*	1,565
1,675	Neuralstem, Inc.*	3,434
1,784	Neurocrine Biosciences, Inc.*	12,042
402	NeurogesX, Inc.*	1,532
3,291	Novavax, Inc.*	8,557
2,435	NPS Pharmaceuticals, Inc.*	18,823
130	NuPathe, Inc.*	1,018
1,425	NuVasive, Inc.*	38,090
990	NxStage Medical, Inc.*	20,424
674	Nymox Pharmaceutical Corp.*	4,374
623	Obagi Medical Products, Inc.*	7,140
682	Omeros Corp.*	4,426
1,184	Omnicell, Inc.*	15,913
2,280	Onyx Pharmaceuticals, Inc.*	80,347
3,224	Opko Health, Inc.*	15,572
1,466	Optimer Pharmaceuticals, Inc.*	17,504
1,682	OraSure Technologies, Inc.*	11,656
1,105	Orexigen Therapeutics, Inc.*	3,602
641	Orthofix International N.V.*	20,256
2,427	Orthovita, Inc.*	5,776
612	Osiris Therapeutics, Inc.*	4,058
2,297	Owens & Minor, Inc.	71,666
554	Pacific Biosciences of California, Inc.*	8,720
1,292	Pain Therapeutics, Inc.*	8,837
674	Palomar Medical Technologies, Inc.*	10,771
1,276	Par Pharmaceutical Cos., Inc.*	39,403
2,125	Parexel International Corp.*	49,874
323	PDI, Inc.*	2,800
5,085	PDL BioPharma, Inc.	28,222
2,327	Peregrine Pharmaceuticals, Inc.*	5,189
1,579	Pharmacyclics, Inc.*	8,148
1,164	Pharmasset, Inc.*	58,200
1,116	PharMerica Corp.*	13,113
967	Pozen, Inc.*	4,970
1,028	Progenics Pharmaceuticals, Inc.*	5,808
471	Providence Service Corp. (The)*	7,729
2,081	PSS World Medical, Inc.*	54,148
1,348	Pure Bioscience*	2,602
687	Quality Systems, Inc.	54,891
2,003	Questcor Pharmaceuticals, Inc.*	25,959
902	Quidel Corp.*	11,870
904	RehabCare Group, Inc.*	33,584
1,892	Rigel Pharmaceuticals, Inc.*	13,225
394	Rochester Medical Corp.*	4,165
1,992	RTI Biologics, Inc.*	5,358
695	Rural/Metro Corp.*	10,418
2,075	Salix Pharmaceuticals Ltd.*	69,181
1,642	Sangamo Biosciences, Inc.*	13,579
1,907	Santarus, Inc.*	6,083
2,457	Savient Pharmaceuticals, Inc.*	23,685
1,356	Sciclone Pharmaceuticals, Inc.*	6,021
3,405	Seattle Genetics, Inc.*	50,564
1,829	Select Medical Holdings Corp.*	14,266
3,598	Sequenom, Inc.*	22,092
1,252	SIGA Technologies, Inc.*	16,777
1,219	Sirona Dental Systems, Inc.*	61,511
722	Skilled Healthcare Group, Inc., Class A*	9,899
2,161	Solta Medical, Inc.*	6,764
1,331	Somaxon Pharmaceuticals, Inc.*	4,060
491	SonoSite, Inc.*	17,651
1,204	Spectranetics Corp. (The)*	5,803
1,802	Spectrum Pharmaceuticals, Inc.*	12,236
1,269	Staar Surgical Co.*	7,614
4,692	StemCells, Inc.*	4,364
1,134	Stereotaxis, Inc.*	4,479
2,157	STERIS Corp.	73,014
402	Sucampo Pharmaceuticals, Inc., Class A*	1,725
907	Sun Healthcare Group, Inc.*	13,333
2,033	Sunrise Senior Living, Inc.*	23,156
2,049	SuperGen, Inc.*	6,086
634	SurModics, Inc.*	8,267
1,309	Symmetry Medical, Inc.*	11,833
1,295	Syneron Medical Ltd.*	19,037
411	Synovis Life Technologies, Inc.*	8,113
812	Synta Pharmaceuticals Corp.*	4,539
868	Targacept, Inc.*	24,886
558	Team Health Holdings, Inc.*	10,317
2,274	Theravance, Inc.*	51,802
1,759	TomoTherapy, Inc.*	6,262
332	Transcend Services, Inc.*	7,068
195	Transcept Pharmaceuticals, Inc.*	1,741
739	Triple-S Management Corp., Class B*	14,603
369	U.S. Physical Therapy, Inc.*	7,295
1,761	Unilife Corp.*	8,312
1,165	Universal American Corp.	23,976
1,015	Vanda Pharmaceuticals, Inc.*	7,470
609	Vascular Solutions, Inc.*	6,693
2,594	Vical, Inc.*	5,473
2,833	ViroPharma, Inc.*	50,796
526	Vital Images, Inc.*	7,885
2,943	Vivus, Inc.*	22,396
1,830	Volcano Corp.*	48,019
1,543	WellCare Health Plans, Inc.*	57,940
1,211	West Pharmaceutical Services, Inc.	49,784
1,413	Wright Medical Group, Inc.*	22,368
1,133	XenoPort, Inc.*	8,237
205	Young Innovations, Inc.	6,492
2,394	Zalicus, Inc.*	5,195
2,169	ZIOPHARM Oncology, Inc.*	13,209
250	Zogenix, Inc.*	1,020
780	Zoll Medical Corp.*	36,098
		5,495,105
	Industrials - 11.0%

663	3D Systems Corp.*	32,454
1,323	A. O. Smith Corp.	53,449
2,644	A123 Systems, Inc.*	25,065
450	AAON, Inc.	13,815
1,421	AAR Corp.*	38,779
1,890	ABM Industries, Inc.	50,331
1,229	Acacia Research - Acacia Technologies*	36,034
1,995	ACCO Brands Corp.*	17,057
925	Aceto Corp.	7,335
2,473	Actuant Corp., Class A	69,986
1,583	Acuity Brands, Inc.	89,471
792	Administaff, Inc.	23,705
2,395	Advanced Battery Technologies, Inc.*	9,293
563	Advisory Board Co. (The)*	28,803
602	Aerovironment, Inc.*	17,464
1,971	Air Transport Services Group, Inc.*	15,472

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,847	Aircastle Ltd.	$22,312
4,924	AirTran Holdings, Inc.*	35,945
235	Alamo Group, Inc.	6,848
1,302	Alaska Air Group, Inc.*	77,404
995	Albany International Corp., Class A	24,238
553	Allegiant Travel Co.	22,822
976	Altra Holdings, Inc.*	21,111
311	Amerco, Inc.*	30,039
317	Ameresco, Inc., Class A*	4,571
343	American Railcar Industries, Inc.*	6,932
1,339	American Reprographics Co.*	11,917
328	American Science & Engineering, Inc.	30,832
1,844	American Superconductor Corp.*	48,903
329	American Woodmark Corp.	6,564
336	Ameron International Corp.	23,742
310	Ampco-Pittsburgh Corp.	8,221
1,158	APAC Customer Services, Inc.*	6,786
1,022	Apogee Enterprises, Inc.	13,971
2,822	Applied Energetics, Inc.*	2,348
1,541	Applied Industrial Technologies, Inc.	49,374
282	Argan, Inc.*	2,538
921	Arkansas Best Corp.	21,846
3,424	ArvinMeritor, Inc.*	61,358
722	Astec Industries, Inc.*	24,786
340	Astronics Corp.*	7,330
940	Atlas Air Worldwide Holdings, Inc.*	64,183
3,737	Avis Budget Group, Inc.*	57,251
452	AZZ, Inc.	19,282
545	Badger Meter, Inc.	21,424
595	Baltic Trading Ltd.	5,635
1,785	Barnes Group, Inc.	37,985
282	Barrett Business Services, Inc.	4,114
1,658	Beacon Roofing Supply, Inc.*	35,166
1,702	Belden, Inc.	62,344
1,741	Blount International, Inc.*	26,463
398	BlueLinx Holdings, Inc.*	1,540
1,778	Brady Corp., Class A	63,546
1,822	Briggs & Stratton Corp.	36,677
1,744	Brink’s Co. (The)	53,837
3,369	Broadwind Energy, Inc.*	5,390
1,651	Builders FirstSource, Inc.*	3,946
390	CAI International, Inc.*	8,260
8,754	Capstone Turbine Corp.*	13,306
330	Cascade Corp.	16,124
908	Casella Waste Systems, Inc., Class A*	6,656
1,271	CBIZ, Inc.*	8,999
457	CDI Corp.	6,800
727	Celadon Group, Inc.*	10,621
2,003	Cenveo, Inc.*	11,197
926	Ceradyne, Inc.*	35,401
1,044	Chart Industries, Inc.*	47,387
621	CIRCOR International, Inc.	24,623
1,836	CLARCOR, Inc.	75,533
840	Clean Harbors, Inc.*	77,179
289	Coleman Cable, Inc.*	2,136
875	Colfax Corp.*	19,408
696	Columbus McKinnon Corp.*	12,020
1,384	Comfort Systems USA, Inc.	18,366
891	Commercial Vehicle Group, Inc.*	14,042
42	Compx International, Inc.	634
339	Consolidated Graphics, Inc.*	18,489
1,247	Corporate Executive Board Co. (The)	49,967
753	CoStar Group, Inc.*	42,673
372	Courier Corp.	5,308
402	CRA International, Inc.*	10,428
573	Cubic Corp.	28,828
1,669	Curtiss-Wright Corp.	61,586
1,869	Deluxe Corp.	47,753
1,004	DigitalGlobe, Inc.*	32,409
1,103	Dolan Co. (The)*	13,787
1,043	Dollar Thrifty Automotive Group, Inc.*	55,394
392	Douglas Dynamics, Inc.	6,272
381	Ducommun, Inc.	8,523
301	DXP Enterprises, Inc.*	6,399
1,279	Dycom Industries, Inc.*	22,076
472	Dynamic Materials Corp.	12,475
2,262	Eagle Bulk Shipping, Inc.*	9,297
2,414	EMCOR Group, Inc.*	76,910
674	Encore Wire Corp.	15,812
2,342	Ener1, Inc.*	8,642
1,494	Energy Recovery, Inc.*	5,065
3,222	EnergySolutions, Inc.	21,330
717	EnerNOC, Inc.*	13,824
1,757	EnerSys*	62,373
943	Ennis, Inc.	15,324
748	EnPro Industries, Inc.*	29,681
963	ESCO Technologies, Inc.	36,873
1,086	Esterline Technologies Corp.*	77,725
1,449	Excel Maritime Carriers Ltd.*	7,564
505	Exponent, Inc.*	19,872
2,266	Federal Signal Corp.	14,661
1,707	Flow International Corp.*	6,811
2,558	Force Protection, Inc.*	12,892
1,055	Forward Air Corp.	31,260
477	Franklin Covey Co.*	3,878
847	Franklin Electric Co., Inc.	35,997
434	FreightCar America, Inc.*	12,204
650	Fuel Tech, Inc.*	4,862
3,910	FuelCell Energy, Inc.*	6,842
1,337	Furmanite Corp.*	9,720
676	G&K Services, Inc., Class A	21,916
1,032	Genco Shipping & Trading Ltd.*	12,528
2,130	GenCorp, Inc.*	11,055
703	Generac Holdings, Inc.*	12,886
1,411	Genesee & Wyoming, Inc., Class A*	73,499
2,223	Geo Group, Inc. (The)*	56,531
803	GeoEye, Inc.*	35,774
1,101	Gibraltar Industries, Inc.*	11,924
174	Global Defense Technology & Systems, Inc.*	2,845
443	Gorman-Rupp Co. (The)	16,537
535	GP Strategies Corp.*	6,195
4,383	GrafTech International Ltd.*	87,704
359	Graham Corp.	7,622
1,270	Granite Construction, Inc.	36,195
2,132	Great Lakes Dredge & Dock Corp.	16,779
780	Greenbrier Cos., Inc.*	19,484
1,630	Griffon Corp.*	19,658
1,007	H&E Equipment Services, Inc.*	15,790
1,884	Hawaiian Holdings, Inc.*	12,510
2,390	Healthcare Services Group, Inc.	42,470
1,836	Heartland Express, Inc.	30,459
1,068	HEICO Corp.	59,082
636	Heidrick & Struggles International, Inc.	17,318
494	Herley Industries, Inc.*	9,386
2,073	Herman Miller, Inc.	55,847

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,532	Hexcel Corp.*	$65,519
377	Higher One Holdings, Inc.*	7,084
891	Hill International, Inc.*	4,722
1,646	HNI Corp.	52,228
623	Hoku Corp.*	1,215
1,108	Horizon Lines, Inc., Class A	5,064
646	Houston Wire & Cable Co.	8,656
1,360	HUB Group, Inc., Class A*	47,546
1,170	Hudson Highland Group, Inc.*	7,851
801	Huron Consulting Group, Inc.*	22,284
623	ICF International, Inc.*	14,123
913	II-VI, Inc.*	46,736
864	InnerWorkings, Inc.*	7,059
1,428	Insituform Technologies, Inc., Class A*	36,900
640	Insteel Industries, Inc.	7,917
1,837	Interface, Inc., Class A	30,623
1,201	Interline Brands, Inc.*	26,314
205	International Shipholding Corp.	5,010
8,881	JetBlue Airways Corp.*	50,622
1,025	John Bean Technologies Corp.	19,444
452	Kadant, Inc.*	11,761
944	Kaman Corp.	30,085
1,218	Kaydon Corp.	47,794
963	Kelly Services, Inc., Class A*	20,242
382	KEYW Holding Corp. (The)*	5,444
1,119	Kforce, Inc.*	19,985
1,140	Kimball International, Inc., Class B	8,162
2,164	Knight Transportation, Inc.	40,272
1,711	Knoll, Inc.	35,366
1,675	Korn/Ferry International*	38,291
835	Kratos Defense & Security Solutions, Inc.*	12,032
371	L.B. Foster Co., Class A*	15,582
453	LaBarge, Inc.*	7,103
572	Ladish Co., Inc.*	31,025
148	Lawson Products, Inc.	3,562
712	Layne Christensen Co.*	23,759
938	LECG Corp.*	122
455	Lindsay Corp.	32,128
321	LMI Aerospace, Inc.*	5,765
689	LSI Industries, Inc.	5,333
621	Lydall, Inc.*	5,552
386	M&F Worldwide Corp.*	9,577
560	Marten Transport Ltd.	11,956
1,929	MasTec, Inc.*	35,918
871	McGrath RentCorp	23,961
1,366	Metalico, Inc.*	8,688
532	Met-Pro Corp.	6,070
288	Michael Baker Corp.*	9,063
605	Middleby Corp.*	54,250
368	Miller Industries, Inc.	6,116
966	Mine Safety Appliances Co.	34,902
525	Mistras Group, Inc.*	7,922
1,324	Mobile Mini, Inc.*	30,108
1,651	Moog, Inc., Class A*	74,972
1,372	Mueller Industries, Inc.	46,621
5,623	Mueller Water Products, Inc., Class A	22,829
409	Multi-Color Corp.	7,587
724	MYR Group, Inc.*	16,333
210	NACCO Industries, Inc., Class A	26,156
175	National Presto Industries, Inc.	22,144
1,842	Navigant Consulting, Inc.*	17,296
712	NCI Building Systems, Inc.*	10,061
1,242	Nordson Corp.	135,266
336	Northwest Pipe Co.*	7,977
1,521	Old Dominion Freight Line, Inc.*	46,816
100	Omega Flex, Inc.*	1,307
1,326	On Assignment, Inc.*	13,923
2,097	Orbital Sciences Corp.*	37,306
978	Orion Marine Group, Inc.*	12,078
167	P.A.M. Transportation Services, Inc.*	1,977
1,272	Pacer International, Inc.*	6,907
285	Park-Ohio Holdings Corp.*	6,293
159	Patriot Transportation Holding, Inc.*	3,985
699	PGT, Inc.*	1,671
597	Pike Electric Corp.*	5,803
676	Pinnacle Airlines Corp.*	4,090
632	PMFG, Inc.*	11,730
792	Polypore International, Inc.*	46,284
322	Powell Industries, Inc.*	12,040
664	PowerSecure International, Inc.*	4,914
80	Preformed Line Products Co.	5,678
796	Primoris Services Corp.	6,806
380	Quality Distribution, Inc.*	3,838
1,378	Quanex Building Products Corp.	26,030
841	RailAmerica, Inc.*	12,615
591	Raven Industries, Inc.	32,068
791	RBC Bearings, Inc.*	28,626
1,754	Republic Airways Holdings, Inc.*	11,120
1,686	Resources Connection, Inc.	32,523
386	Roadrunner Transportation Systems, Inc.*	5,439
1,404	Robbins & Myers, Inc.	59,853
2,342	Rollins, Inc.	45,950
1,792	RSC Holdings, Inc.*	24,425
1,160	Rush Enterprises, Inc., Class A*	21,773
578	Saia, Inc.*	8,716
4,205	Satcon Technology Corp.*	15,306
421	Sauer-Danfoss, Inc.*	12,853
404	Schawk, Inc.	7,300
686	School Specialty, Inc.*	10,530
12	Seaboard Corp.	27,842
398	SeaCube Container Leasing Ltd.	5,978
1,890	SFN Group, Inc.*	26,139
1,433	Simpson Manufacturing Co., Inc.	41,457
2,036	Skywest, Inc.	33,594
565	Standard Parking Corp.*	10,260
651	Standard Register Co. (The)	2,239
454	Standex International Corp.	15,559
2,788	Steelcase, Inc., Class A	27,071
586	Sterling Construction Co., Inc.*	7,677
455	Sun Hydraulics Corp.	16,426
1,502	SYKES Enterprises, Inc.*	27,937
609	TAL International Group, Inc.	21,242
2,278	Taser International, Inc.*	8,611
690	Team, Inc.*	17,892
673	Tecumseh Products Co., Class A*	8,096
1,319	Teledyne Technologies, Inc.*	69,076
687	Tennant Co.	27,927
2,247	Tetra Tech, Inc.*	52,804
346	Textainer Group Holdings Ltd.	12,231
1,285	Titan International, Inc.	30,866
474	Titan Machinery, Inc.*	12,196
893	Tredegar Corp.	17,431
563	Trex Co., Inc.*	16,862
546	Trimas Corp.*	11,231
607	Triumph Group, Inc.	52,560
1,605	TrueBlue, Inc.*	25,921
971	Tutor Perini Corp.	23,129
305	Twin Disc, Inc.	9,870

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
806	Ultrapetrol (Bahamas) Ltd.*	$4,489
513	Unifirst Corp.	28,933
64	United Capital Corp.*	1,759
2,200	United Rentals, Inc.*	68,156
881	United Stationers, Inc.*	59,397
705	Universal Forest Products, Inc.	24,040
213	Universal Truckload Services, Inc.*	3,427
1,312	UQM Technologies, Inc.*	4,015
5,871	US Airways Group, Inc.*	50,549
666	US Ecology, Inc.	11,195
286	USA Truck, Inc.*	3,658
748	Viad Corp.	17,144
710	Vicor Corp.	10,813
151	VSE Corp.	4,094
2,487	Wabash National Corp.*	25,915
1,013	Watsco, Inc.	65,420
1,067	Watts Water Technologies, Inc., Class A	41,730
1,567	Werner Enterprises, Inc.	36,903
2,218	Woodward, Inc.	72,950
272	Xerium Technologies, Inc.*	5,840
		6,943,685
	Information Technology - 13.7%

1,238	ACI Worldwide, Inc.*	38,762
1,709	Acme Packet, Inc.*	128,585
1,651	Actuate Corp.*	7,875
2,489	Acxiom Corp.*	42,661
2,263	ADTRAN, Inc.	102,921
1,565	Advanced Analogic Technologies, Inc.*	6,620
1,325	Advanced Energy Industries, Inc.*	21,359
1,148	Advent Software, Inc.*	33,292
646	Agilysys, Inc.*	3,243
185	Alpha & Omega Semiconductor Ltd.*	2,416
803	American Software, Inc., Class A	5,396
3,819	Amkor Technology, Inc.*	28,146
2,374	ANADIGICS, Inc.*	12,891
535	Anaren, Inc.*	11,353
688	Ancestry.com, Inc.*	22,608
1,022	Anixter International, Inc.	73,196
2,383	Applied Micro Circuits Corp.*	25,022
3,272	Ariba, Inc.*	101,268
4,616	Arris Group, Inc.*	60,931
2,808	Aruba Networks, Inc.*	85,504
2,265	Aspen Technology, Inc.*	34,496
1,146	ATMI, Inc.*	20,903
2,172	Aviat Networks, Inc.*	13,271
1,058	Avid Technology, Inc.*	23,339
3,792	Axcelis Technologies, Inc.*	10,428
1,128	AXT, Inc.*	8,370
380	Bel Fuse, Inc., Class B	8,322
2,295	Benchmark Electronics, Inc.*	43,284
1,817	BigBand Networks, Inc.*	4,724
639	Black Box Corp.	24,403
1,631	Blackbaud, Inc.	43,401
1,243	Blackboard, Inc.*	43,517
1,515	Blue Coat Systems, Inc.*	42,632
1,209	Bottomline Technologies, Inc.*	26,731
2,564	Brightpoint, Inc.*	32,306
273	BroadSoft, Inc.*	9,637
2,366	Brooks Automation, Inc.*	29,693
860	Cabot Microelectronics Corp.*	41,985
1,101	CACI International, Inc., Class A*	65,311
406	Calix, Inc.*	7,218
981	Cardtronics, Inc.*	18,590
306	Cass Information Systems, Inc.	11,949
1,615	Cavium Networks, Inc.*	69,736
1,078	CDC Corp., Class A*	3,180
764	CEVA, Inc.*	17,419
1,437	Checkpoint Systems, Inc.*	31,298
2,268	Ciber, Inc.*	10,592
2,516	Cirrus Logic, Inc.*	58,749
1,444	Cognex Corp.	40,302
920	Coherent, Inc.*	56,810
858	Cohu, Inc.	12,630
1,571	CommVault Systems, Inc.*	57,389
539	Computer Task Group, Inc.*	6,322
825	comScore, Inc.*	22,712
1,038	Comtech Telecommunications Corp.	28,078
915	Comverge, Inc.*	4,657
1,465	Concur Technologies, Inc.*	76,224
2,955	Conexant Systems, Inc.*	6,974
1,038	Constant Contact, Inc.*	30,029
215	Convio, Inc.*	2,199
1,292	Cray, Inc.*	9,535
1,240	CSG Systems International, Inc.*	24,242
1,237	CTS Corp.	14,671
1,095	Cymer, Inc.*	55,407
1,232	Daktronics, Inc.	14,106
481	DDi Corp.	4,988
1,467	DealerTrack Holdings, Inc.*	29,604
719	Deltek, Inc.*	5,242
696	DemandTec, Inc.*	9,055
912	DG FastChannel, Inc.*	30,196
613	Dice Holdings, Inc.*	8,416
907	Digi International, Inc.*	10,040
246	Digimarc Corp.*	7,348
1,442	Digital River, Inc.*	48,422
1,234	Diodes, Inc.*	35,737
843	DSP Group, Inc.*	6,651
633	DTS, Inc.*	28,707
3,928	Earthlink, Inc.	32,327
1,101	Ebix, Inc.*	29,000
1,201	Echelon Corp.*	10,521
387	Echo Global Logistics, Inc.*	4,574
601	Electro Rent Corp.	9,622
1,007	Electro Scientific Industries, Inc.*	15,347
1,648	Electronics for Imaging, Inc.*	25,429
557	EMS Technologies, Inc.*	10,828
3,162	Emulex Corp.*	34,782
1,938	Energy Conversion Devices, Inc.*	7,597
4,781	Entegris, Inc.*	41,690
2,367	Entropic Communications, Inc.*	21,918
280	Envestnet, Inc.*	3,514
1,781	Epicor Software Corp.*	18,344
1,192	EPIQ Systems, Inc.	16,462
139	ePlus, Inc.*	3,950
1,785	Euronet Worldwide, Inc.*	32,255
1,168	Evergreen Solar, Inc.*	2,593
1,313	Exar Corp.*	8,495
553	ExlService Holdings, Inc.*	12,288
3,276	Extreme Networks*	12,842
356	Fabrinet*	10,406
1,518	Fair Isaac Corp.	42,428
1,073	FalconStor Software, Inc.*	5,226
587	FARO Technologies, Inc.*	20,927
1,383	FEI Co.*	46,372
2,960	Finisar Corp.*	121,419
1,820	Formfactor, Inc.*	17,891
531	Forrester Research, Inc.	19,212
1,525	Fortinet, Inc.*	62,281

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,400	FSI International, Inc.*	$5,418
916	Gerber Scientific, Inc.*	7,557
1,836	Global Cash Access Holdings, Inc.*	6,316
781	Globecomm Systems, Inc.*	8,318
2,415	GSI Commerce, Inc.*	50,208
702	GSI Technology, Inc.*	6,606
1,974	GT Solar International, Inc.*	21,102
484	Guidance Software, Inc.*	3,703
1,038	Hackett Group, Inc. (The)*	3,747
4,075	Harmonic, Inc.*	39,161
1,377	Heartland Payment Systems, Inc.	26,962
994	Hittite Microwave Corp.*	61,012
850	Hutchinson Technology, Inc.*	2,669
1,678	Hypercom Corp.*	16,763
861	iGate Corp.	15,584
1,333	Ikanos Communications, Inc.*	1,680
1,084	Imation Corp.*	12,444
1,023	Immersion Corp.*	7,263
3,201	Infinera Corp.*	25,640
1,305	Infospace, Inc.*	10,518
248	Inphi Corp.*	5,950
1,683	Insight Enterprises, Inc.*	30,782
637	Integral Systems, Inc.*	7,797
5,589	Integrated Device Technology, Inc.*	43,315
943	Integrated Silicon Solution, Inc.*	9,223
475	Interactive Intelligence, Inc.*	16,345
1,601	InterDigital, Inc.	76,336
1,779	Intermec, Inc.*	19,978
1,886	Internap Network Services Corp.*	12,825
811	Intevac, Inc.*	10,356
425	IntraLinks Holdings, Inc.*	11,981
945	IPG Photonics Corp.*	53,789
1,253	Ixia*	21,990
875	IXYS Corp.*	10,867
1,645	j2 Global Communications, Inc.*	47,853
3,106	Jack Henry & Associates, Inc.	99,112
1,593	JDA Software Group, Inc.*	46,994
822	Kenexa Corp.*	19,062
459	Keynote Systems, Inc.	8,074
1,034	KIT Digital, Inc.*	13,452
1,095	Knot, Inc. (The)*	10,983
2,425	Kopin Corp.*	10,646
2,553	Kulicke & Soffa Industries, Inc.*	24,483
553	KVH Industries, Inc.*	8,118
2,796	L-1 Identity Solutions, Inc.*	33,300
4,221	Lattice Semiconductor Corp.*	28,027
5,051	Lawson Software, Inc.*	51,217
1,669	Limelight Networks, Inc.*	11,600
2,169	Lionbridge Technologies, Inc.*	7,982
515	Liquidity Services, Inc.*	8,276
798	Littelfuse, Inc.	42,158
1,621	LivePerson, Inc.*	16,259
772	Local.com Corp.*	3,065
548	LogMeIn, Inc.*	19,668
661	LoopNet, Inc.*	7,866
393	Loral Space & Communications, Inc.*	29,734
1,782	LTX-Credence Corp.*	15,931
2,404	Magma Design Automation, Inc.*	15,987
827	Manhattan Associates, Inc.*	26,629
809	Mantech International Corp., Class A*	34,949
703	Marchex, Inc., Class B	6,320
1,821	Mattson Technology, Inc.*	4,771
636	MAXIMUS, Inc.	47,064
272	MaxLinear, Inc., Class A*	2,861
962	Maxwell Technologies, Inc.*	17,422
528	Measurement Specialties, Inc.*	16,336
197	MediaMind Technologies, Inc.*	2,675
3,884	Mentor Graphics Corp.*	61,756
1,049	Mercury Computer Systems, Inc.*	19,910
196	Meru Networks, Inc.*	4,187
1,355	Methode Electronics, Inc.	15,854
1,851	Micrel, Inc.	24,877
3,022	Microsemi Corp.*	66,575
304	MicroStrategy, Inc., Class A*	36,130
3,468	Microvision, Inc.*	5,792
1,162	Mindspeed Technologies, Inc.*	8,994
1,824	MIPS Technologies, Inc.*	22,198
1,824	MKS Instruments, Inc.	54,756
1,612	ModusLink Global Solutions, Inc.*	11,123
3,029	MoneyGram International, Inc.*	8,360
1,177	Monolithic Power Systems, Inc.*	18,185
811	Monotype Imaging Holdings, Inc.*	10,851
1,150	MoSys, Inc.*	6,486
204	Motricity, Inc.*	3,158
5,677	Move, Inc.*	12,035
557	MTS Systems Corp.	25,795
356	Multi-Fineline Electronix, Inc.*	10,189
649	Nanometrics, Inc.*	11,695
240	NCI, Inc., Class A*	5,496
1,282	Netgear, Inc.*	42,050
2,280	Netlogic Microsystems, Inc.*	94,369
1,113	Netscout Systems, Inc.*	27,814
666	NetSuite, Inc.*	19,987
1,311	Network Engines, Inc.*	2,714
1,094	Network Equipment Technologies, Inc.*	3,982
1,335	Newport Corp.*	22,228
2,032	NIC, Inc.	20,604
1,138	Novatel Wireless, Inc.*	6,737
171	NVE Corp.*	10,132
1,798	Oclaro, Inc.*	31,699
2,026	Omnivision Technologies, Inc.*	62,036
979	Online Resources Corp.*	6,412
575	OpenTable, Inc.*	51,100
3,053	Openwave Systems, Inc.*	6,778
704	Oplink Communications, Inc.*	19,156
484	Opnet Technologies, Inc.	16,495
1,577	Opnext, Inc.*	6,608
590	OSI Systems, Inc.*	22,196
4,226	Parametric Technology Corp.*	100,156
749	Park Electrochemical Corp.	23,818
347	PC Connection, Inc.*	2,950
695	PC-Tel, Inc.*	5,206
822	PDF Solutions, Inc.*	5,688
589	Pegasystems, Inc.	23,725
773	Perficient, Inc.*	9,608
923	Pericom Semiconductor Corp.*	9,285
1,944	Photronics, Inc.*	17,379
1,757	Plantronics, Inc.	61,302
1,469	Plexus Corp.*	46,171
1,348	PLX Technology, Inc.*	5,068
898	Power Integrations, Inc.	35,776
2,542	Power-One, Inc.*	20,921
6,147	Powerwave Technologies, Inc.*	22,682
999	Presstek, Inc.*	2,368
2,443	Progress Software Corp.*	71,726
705	PROS Holdings, Inc.*	8,072
1,501	Pulse Electronics Corp.	9,066
233	QAD, Inc., Class A*	2,118
487	QLIK Technologies, Inc.*	12,740
8,205	Quantum Corp.*	21,251
2,182	Quest Software, Inc.*	58,456

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
366	QuinStreet, Inc.*	$7,975
3,529	Rackspace Hosting, Inc.*	130,255
1,203	Radiant Systems, Inc.*	20,631
876	Radisys Corp.*	7,297
562	RealD, Inc.*	12,617
3,048	RealNetworks, Inc.*	11,735
555	RealPage, Inc.*	13,764
479	Renaissance Learning, Inc.	5,144
9,771	RF Micro Devices, Inc.*	73,283
527	Richardson Electronics Ltd.	6,851
788	RightNow Technologies, Inc.*	21,032
346	Rimage Corp.*	5,193
4,872	Riverbed Technology, Inc.*	201,165
1,029	Rofin-Sinar Technologies, Inc.*	39,905
574	Rogers Corp.*	27,070
381	Rosetta Stone, Inc.*	5,700
577	Rubicon Technology, Inc.*	13,167
1,135	Rudolph Technologies, Inc.*	12,576
1,885	S1 Corp.*	12,309
1,019	Saba Software, Inc.*	7,204
2,894	Sanmina-SCI Corp.*	45,204
3,752	Sapient Corp.*	44,461
1,365	SAVVIS, Inc.*	44,349
977	ScanSource, Inc.*	35,690
1,013	Seachange International, Inc.*	9,563
2,260	Semtech Corp.*	53,517
1,639	ShoreTel, Inc.*	11,129
1,132	Sigma Designs, Inc.*	15,486
1,117	Silicon Graphics International Corp.*	17,325
2,790	Silicon Image, Inc.*	22,432
1,913	SMART Modular Technologies (WWH), Inc.*	13,257
1,108	Smith Micro Software, Inc.*	10,382
1,272	SolarWinds, Inc.*	28,556
7,578	Sonus Networks, Inc.*	22,961
1,000	Sourcefire, Inc.*	27,100
497	Spansion, Inc., Class A*	10,472
463	Spectrum Control, Inc.*	6,487
172	SPS Commerce, Inc.*	2,666
1,562	SRA International, Inc., Class A*	42,533
429	SRS Labs, Inc.*	3,878
482	SS&C Technologies Holdings, Inc.*	9,442
384	Stamps.com, Inc.	5,161
816	Standard Microsystems Corp.*	21,648
1,483	STEC, Inc.*	30,298
747	Stratasys, Inc.*	33,899
164	Stream Global Services, Inc.*	517
2,290	SuccessFactors, Inc.*	82,234
889	Super Micro Computer, Inc.*	13,291
357	Supertex, Inc.*	8,161
1,699	Support.com, Inc.*	9,480
703	Sycamore Networks, Inc.	15,009
1,597	Symmetricom, Inc.*	9,039
1,233	Synaptics, Inc.*	36,374
847	Synchronoss Technologies, Inc.*	29,018
817	SYNNEX Corp.*	28,824
479	Syntel, Inc.	25,219
2,564	Take-Two Interactive Software, Inc.*	41,203
1,447	Taleo Corp., Class A*	46,724
480	TechTarget, Inc.*	4,171
2,487	Tekelec*	19,075
1,651	TeleCommunication Systems, Inc., Class A*	7,050
293	TeleNav, Inc.*	3,287
1,099	TeleTech Holdings, Inc.*	25,035
2,120	Terremark Worldwide, Inc.*	40,238
182	Tessco Technologies, Inc.	2,209
1,828	Tessera Technologies, Inc.*	31,825
2,460	THQ, Inc.*	14,170
6,048	TIBCO Software, Inc.*	148,902
460	Tier Technologies, Inc.*	2,884
4,203	TiVo, Inc.*	43,207
949	TNS, Inc.*	17,889
201	Travelzoo, Inc.*	7,929
2,584	Trident Microsystems, Inc.*	3,488
5,650	TriQuint Semiconductor, Inc.*	80,513
2,913	TTM Technologies, Inc.*	51,094
1,038	Tyler Technologies, Inc.*	22,961
907	Ultimate Software Group, Inc.*	48,470
788	Ultra Clean Holdings*	8,329
871	Ultratech, Inc.*	21,531
1,550	Unisys Corp.*	57,598
3,172	United Online, Inc.	19,064
1,096	Universal Display Corp.*	46,131
4,256	UTStarcom, Inc.*	8,725
2,960	ValueClick, Inc.*	44,193
981	VASCO Data Security International, Inc.*	8,800
1,476	Veeco Instruments, Inc.*	70,228
3,110	VeriFone Systems, Inc.*	141,318
1,208	Viasat, Inc.*	50,265
156	Viasystems Group, Inc.*	3,703
1,283	VirnetX Holding Corp.	15,396
493	Virtusa Corp.*	8,327
609	Vocus, Inc.*	14,799
902	Volterra Semiconductor Corp.*	22,757
2,915	Wave Systems Corp., Class A*	11,485
1,479	Websense, Inc.*	31,680
1,412	Wright Express Corp.*	72,012
1,216	X-Rite, Inc.*	5,654
1,097	Xyratex Ltd.*	13,943
2,031	Zix Corp.*	7,494
1,865	Zoran Corp.*	20,907
636	Zygo Corp.*	9,209
		8,688,683
	Materials - 4.0%

1,146	A. Schulman, Inc.	25,510
608	A.M. Castle & Co.*	10,482
150	AEP Industries, Inc.*	4,212
2,726	Allied Nevada Gold Corp.*	82,707
868	AMCOL International Corp.	27,090
740	American Vanguard Corp.	6,090
823	Arch Chemicals, Inc.	29,587
1,026	Balchem Corp.	36,936
2,552	Boise, Inc.	22,917
738	Brush Engineered Materials, Inc.*	32,302
1,428	Buckeye Technologies, Inc.	37,414
2,045	Calgon Carbon Corp.*	28,712
2,229	Capital Gold Corp.*	12,126
2,321	Century Aluminum Co.*	39,341
418	Clearwater Paper Corp.*	33,147
3,205	Coeur d’Alene Mines Corp.*	100,990
391	Deltic Timber Corp.	23,761
3,135	Ferro Corp.*	49,909
2,512	General Moly, Inc.*	13,163
1,228	Georgia Gulf Corp.*	39,198
2,232	Globe Specialty Metals, Inc.	51,983
9,386	Golden Star Resources Ltd.*	29,660
624	Graham Packaging Co., Inc.*	10,602
4,086	Graphic Packaging Holding Co.*	21,247
1,780	H.B. Fuller Co.	38,359

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
316	Hawkins, Inc.	$12,093
442	Haynes International, Inc.	22,913
2,198	Headwaters, Inc.*	11,144
10,120	Hecla Mining Co.*	102,718
1,578	Horsehead Holding Corp.*	26,100
779	Innophos Holdings, Inc.	33,365
3,060	Jaguar Mining, Inc.*	16,218
553	Kaiser Aluminum Corp.	27,943
1,391	KapStone Paper and Packaging Corp.*	23,856
223	KMG Chemicals, Inc.	4,186
748	Koppers Holdings, Inc.	30,227
409	Kraton Performance Polymers, Inc.*	14,029
961	Landec Corp.*	5,910
4,616	Louisiana-Pacific Corp.*	47,637
623	LSB Industries, Inc.*	18,864
416	Metals USA Holdings Corp.*	6,219
684	Minerals Technologies, Inc.	44,378
933	Molycorp, Inc.*	44,775
1,285	Myers Industries, Inc.	13,004
535	Neenah Paper, Inc.	10,416
347	NewMarket Corp.	44,454
248	NL Industries, Inc.	3,390
494	Noranda Aluminum Holding Corp.*	7,790
2,871	Olin Corp.	53,429
332	Olympic Steel, Inc.	8,927
1,124	OM Group, Inc.*	39,554
1,625	Omnova Solutions, Inc.*	11,440
1,667	P. H. Glatfelter Co.	20,521
3,376	PolyOne Corp.*	46,859
406	Quaker Chemical Corp.	15,724
1,418	Rock-Tenn Co., Class A	97,346
1,897	Rockwood Holdings, Inc.*	88,305
1,095	RTI International Metals, Inc.*	31,207
668	Schweitzer-Mauduit International, Inc.	36,626
1,405	Senomyx, Inc.*	10,186
1,802	Sensient Technologies Corp.	60,151
1,965	Silgan Holdings, Inc.	71,683
4,418	Solutia, Inc.*	102,542
1,125	Spartech Corp.*	9,540
284	Stepan Co.	19,934
1,619	Stillwater Mining Co.*	38,646
1,033	STR Holdings, Inc.*	18,708
757	Texas Industries, Inc.	30,870
5,981	Thompson Creek Metals Co., Inc.*	78,830
258	TPC Group, Inc.*	7,495
973	U.S. Energy Corp.*	6,217
3,619	U.S. Gold Corp.*	26,274
95	United States Lime & Minerals, Inc.*	3,832
247	Universal Stainless & Alloy*	8,534
535	Verso Paper Corp.*	3,167
1,784	Wausau Paper Corp.	14,326
715	Westlake Chemical Corp.	34,184
2,057	Worthington Industries, Inc.	39,824
2,646	WR Grace & Co.*	100,654
790	Zep, Inc.	12,395
1,011	Zoltek Cos., Inc.*	14,781
		2,541,785
	Telecommunication Services - 0.6%

820	AboveNet, Inc.	53,210
1,622	Alaska Communications Systems Group, Inc.	16,528
339	Atlantic Tele-Network, Inc.	13,218
976	Cbeyond, Inc.*	13,644
7,322	Cincinnati Bell, Inc.*	19,330
1,633	Cogent Communications Group, Inc.*	24,070
906	Consolidated Communications Holdings, Inc.	16,571
1,819	FiberTower Corp.*	6,039
1,493	General Communication, Inc., Class A*	18,050
1,098	Global Crossing Ltd.*	17,294
2,540	Globalstar, Inc.*	3,353
324	Hughes Communications, Inc.*	19,408
3,423	ICO Global Communications Holdings Ltd.*	7,839
515	IDT Corp., Class B	13,405
1,240	Iridium Communications, Inc.*	11,656
1,203	Neutral Tandem, Inc.*	20,692
1,070	NTELOS Holdings Corp.	20,779
4,583	PAETEC Holding Corp.*	17,415
2,185	Premiere Global Services, Inc.*	14,661
864	Shenandoah Telecommunications Co.	15,120
806	USA Mobility, Inc.	12,026
4,026	Vonage Holdings Corp.*	17,795
		372,103
	Utilities - 2.1%

1,132	Allete, Inc.	42,790
685	American DG Energy, Inc.*	1,555
676	American States Water Co.	22,673
230	Artesian Resources Corp., Class A	4,494
1,999	Avista Corp.	44,618
1,426	Black Hills Corp.	43,949
443	Cadiz, Inc.*	5,670
717	California Water Service Group	25,296
477	Central Vermont Public Service Corp.	10,141
576	CH Energy Group, Inc.	28,259
344	Chesapeake Utilities Corp.	14,049
2,209	Cleco Corp.	71,461
310	Connecticut Water Service, Inc.	7,902
530	Consolidated Water Co., Ltd.	5,788
3,732	Dynegy, Inc.*	21,608
1,593	El Paso Electric Co.*	44,763
1,461	Empire District Electric Co. (The)	31,601
1,751	IDACORP, Inc.	66,083
811	Laclede Group, Inc. (The)	31,540
841	MGE Energy, Inc.	34,456
557	Middlesex Water Co.	10,455
1,503	New Jersey Resources Corp.	62,870
1,648	Nicor, Inc.	86,915
967	Northwest Natural Gas Co.	45,449
1,317	NorthWestern Corp.	39,128
1,308	Otter Tail Corp.	29,456
2,612	Piedmont Natural Gas Co., Inc.	76,532
3,155	PNM Resources, Inc.	41,993
2,740	Portland General Electric Co.	64,171
471	SJW Corp.	11,690
1,087	South Jersey Industries, Inc.	59,633
1,652	Southwest Gas Corp.	64,213
1,836	UIL Holdings Corp.	56,439
1,313	UniSource Energy Corp.	47,872
395	Unitil Corp.	9,010
1,844	WGL Holdings, Inc.	70,072
459	York Water Co.	7,789
		1,342,383
	Total Common Stocks
	(Cost $43,251,836)	45,086,996

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Security (a) - 3.7%
	Federal Home Loan Bank
$2,315,153	0.07%, due 03/01/11	$2,315,153
	Total U.S. Government & Agency Security (Cost $2,315,153)	2,315,153

	Repurchase Agreements (a)(b) - 25.2%
15,996,104	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $15,996,264	15,996,104
	Total Repurchase Agreements (Cost $15,996,104)	15,996,104

	Total Investment Securities (Cost $61,563,093) — 100.1%	63,398,253
	Liabilities in excess of other assets — (0.1%)	(37,514)
	Net Assets — 100.0%	$63,360,739

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2011, the value of these securities amounted to $226 or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $42,065,845.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT               Real Estate Investment Trust

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,587,367
Aggregate gross unrealized depreciation	(973,257)
Net unrealized appreciation	$1,614,110
Federal income tax cost of investments	$61,784,143

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	237	03/18/11	$19,490,880	$842,267

Cash collateral in the amount of $1,050,957 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of February 28, 2011:

	Notional Amount	Unrealized
	at Value	Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$27,487,994	$507,507

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	27,671,005	8,011,766

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	39,890,679	589,184

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	23,620,551	1,876,062

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	6,837,586	1,571,326

		$12,555,845

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Value

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 58.8%
	Consumer Discretionary - 4.7%

40	Aaron’s, Inc.	$942
26	Abercrombie & Fitch Co., Class A	1,492
186	American Eagle Outfitters, Inc.	2,855
71	Autoliv, Inc.	5,317
55	AutoNation, Inc.*	1,850
11	BorgWarner, Inc.*	854
15	Brinker International, Inc.	355
298	Cablevision Systems Corp., Class A	10,981
346	Carnival Corp.	14,764
757	CBS Corp., Class B	18,062
48	Central European Media Enterprises Ltd., Class A*	946
33	Choice Hotels International, Inc.	1,274
51	Clear Channel Outdoor Holdings, Inc., Class A*	752
3,556	Comcast Corp., Class A	91,603
352	D.R. Horton, Inc.	4,168
97	Discovery Communications, Inc., Class A*	4,182
253	DISH Network Corp., Class A*	5,882
22	Education Management Corp.*	426
152	Expedia, Inc.	3,019
19	Federal-Mogul Corp.*	399
198	Foot Locker, Inc.	3,934
169	Fortune Brands, Inc.	10,454
193	GameStop Corp., Class A*	3,850
301	Gannett Co., Inc.	4,969
59	Gap, Inc. (The)	1,329
133	Garmin Ltd.	4,515
201	Genuine Parts Co.	10,591
229	H&R Block, Inc.	3,479
46	Harman International Industries, Inc.	2,237
55	Hyatt Hotels Corp., Class A*	2,516
25	International Speedway Corp., Class A	693
202	J.C. Penney Co., Inc.	7,062
117	Jarden Corp.	3,846
4	John Wiley & Sons, Inc., Class A	191
48	Johnson Controls, Inc.	1,958
97	KB Home	1,285
101	Kohl’s Corp.*	5,443
57	Lamar Advertising Co., Class A*	2,210
47	Lear Corp.*	4,973
77	Leggett & Platt, Inc.	1,776
201	Lennar Corp., Class A	4,052
299	Liberty Global, Inc., Class A*	12,588
88	Liberty Media Corp. - Capital, Class A*	6,385
755	Liberty Media Corp. - Interactive, Class A*	12,125
65	Liberty Media Corp. - Starz, Class A*	4,563
434	Lowe’s Cos., Inc.	11,358
481	Macy’s, Inc.	11,496
52	Madison Square Garden, Inc., Class A*	1,485
194	Mattel, Inc.	4,862
119	McGraw-Hill Cos., Inc. (The)	4,603
48	MDC Holdings, Inc.	1,260
26	Meredith Corp.	917
317	MGM Resorts International*	4,419
62	Mohawk Industries, Inc.*	3,603
171	New York Times Co. (The), Class A*	1,778
367	Newell Rubbermaid, Inc.	7,098
2,285	News Corp., Class A	39,690
313	Office Depot, Inc.*	1,662
75	Omnicom Group, Inc.	3,817
86	Penn National Gaming, Inc.*	3,076
426	PulteGroup, Inc.*	2,939
134	RadioShack Corp.	1,983
78	Regal Entertainment Group, Class A	1,165
102	Royal Caribbean Cruises Ltd.*	4,467
57	Sears Holdings Corp.*	4,749
304	Service Corp. International	3,314
108	Signet Jewelers Ltd.*	4,738
203	Stanley Black & Decker, Inc.	15,393
6	Tesla Motors, Inc.*	143
320	Thomson Reuters Corp.	12,624
448	Time Warner Cable, Inc.	32,337
1,144	Time Warner, Inc.	43,701
183	Toll Brothers, Inc.*	3,891
32	TRW Automotive Holdings Corp.*	1,818
111	VF Corp.	10,619
617	Viacom, Inc., Class B	27,555
420	Virgin Media, Inc.	11,441
2,476	Walt Disney Co. (The)	108,300
7	Washington Post Co. (The), Class B	3,032
256	Wendy’s/Arby’s Group, Inc., Class A	1,219
54	Whirlpool Corp.	4,455
228	Wyndham Worldwide Corp.	7,132
		695,286
	Consumer Staples - 5.5%

84	Alberto-Culver Co.	3,128
1,098	Altria Group, Inc.	27,856
813	Archer-Daniels-Midland Co.	30,227
62	BJ’s Wholesale Club, Inc.*	3,002
33	Brown-Forman Corp., Class B	2,282
182	Bunge Ltd.	13,135
93	Campbell Soup Co.	3,130
89	Central European Distribution Corp.*	2,034
10	Clorox Co.	678
676	Coca-Cola Co. (The)	43,210
166	Coca-Cola Enterprises, Inc.	4,366
101	Colgate-Palmolive Co.	7,930
506	ConAgra Foods, Inc.	11,719
232	Constellation Brands, Inc., Class A*	4,714
95	Corn Products International, Inc.	4,638
1,529	CVS Caremark Corp.	50,549
229	Dean Foods Co.*	2,418
251	Del Monte Foods Co.	4,751
199	Dr. Pepper Snapple Group, Inc.	7,176
89	Energizer Holdings, Inc.*	5,948
60	Flowers Foods, Inc.	1,596
340	General Mills, Inc.	12,628
236	H. J. Heinz Co.	11,852
13	Hansen Natural Corp.*	748
81	Hershey Co. (The)	4,238
175	Hormel Foods Corp.	4,795
151	J.M. Smucker Co. (The)	10,395
35	Kellogg Co.	1,874
109	Kimberly-Clark Corp.	7,183
2,028	Kraft Foods, Inc., Class A	64,571
769	Kroger Co. (The)	17,610
193	Lorillard, Inc.	14,817
84	McCormick & Co., Inc. (Non-Voting)	4,003
223	Mead Johnson Nutrition Co.	13,346
167	Molson Coors Brewing Co., Class B	7,637
866	PepsiCo, Inc.	54,922
370	Philip Morris International, Inc.	23,229

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,422	Procter & Gamble Co. (The)	$215,757
69	Ralcorp Holdings, Inc.*	4,475
424	Reynolds American, Inc.	14,552
491	Safeway, Inc.	10,714
226	Sara Lee Corp.	3,869
174	Smithfield Foods, Inc.*	4,028
268	SUPERVALU, Inc.	2,313
377	Tyson Foods, Inc., Class A	7,023
104	Walgreen Co.	4,507
970	Wal-Mart Stores, Inc.	50,421
		805,994
	Energy - 7.9%

133	Alpha Natural Resources, Inc.*	7,211
625	Anadarko Petroleum Corp.	51,144
483	Apache Corp.	60,191
60	Arch Coal, Inc.	2,012
57	Atwood Oceanics, Inc.*	2,595
394	Baker Hughes, Inc.	27,994
131	Cabot Oil & Gas Corp.	5,981
132	Cameron International Corp.*	7,805
823	Chesapeake Energy Corp.	29,307
2,404	Chevron Corp.	249,415
93	Cobalt International Energy, Inc.*	1,456
60	Comstock Resources, Inc.*	1,593
1,161	ConocoPhillips	90,407
154	CONSOL Energy, Inc.	7,809
4	Continental Resources, Inc.*	278
505	Denbury Resources, Inc.*	12,236
565	Devon Energy Corp.	51,664
59	Diamond Offshore Drilling, Inc.	4,616
10	Dresser-Rand Group, Inc.*	493
726	El Paso Corp.	13,504
13	EQT Corp.	641
72	Exterran Holdings, Inc.*	1,634
522	Exxon Mobil Corp.	44,647
51	Forest Oil Corp.*	1,810
134	Frontier Oil Corp.*	3,739
12	Frontline Ltd.	324
119	Helmerich & Payne, Inc.	7,734
377	Hess Corp.	32,810
18	Holly Corp.	1,028
657	Marathon Oil Corp.	32,587
130	Massey Energy Co.	8,233
61	McDermott International, Inc.*	1,400
213	Murphy Oil Corp.	15,662
217	Nabors Industries Ltd.*	6,178
530	National Oilwell Varco, Inc.	42,172
169	Newfield Exploration Co.*	12,301
221	Noble Energy, Inc.	20,478
818	Occidental Petroleum Corp.	83,411
70	Oceaneering International, Inc.*	5,854
59	Oil States International, Inc.*	4,295
194	Patterson-UTI Energy, Inc.	5,304
340	Peabody Energy Corp.	22,267
111	Petrohawk Energy Corp.*	2,398
147	Pioneer Natural Resources Co.	15,044
177	Plains Exploration & Production Co.*	6,933
134	Pride International, Inc.*	5,562
221	QEP Resources, Inc.	8,741
140	Quicksilver Resources, Inc.*	2,169
139	Rowan Cos., Inc.*	5,931
188	SandRidge Energy, Inc.*	2,032
219	Schlumberger Ltd.	20,459
27	SEACOR Holdings, Inc.	2,559
26	SM Energy Co.	1,884
157	Southern Union Co.	4,478
819	Spectra Energy Corp.	21,908
152	Sunoco, Inc.	6,363
92	Superior Energy Services, Inc.*	3,524
54	Teekay Corp.	1,858
179	Tesoro Corp.*	4,257
66	Tidewater, Inc.	4,106
51	Unit Corp.*	3,034
715	Valero Energy Corp.	20,149
559	Weatherford International Ltd.*	13,517
138	Whiting Petroleum Corp.*	9,017
434	Williams Cos., Inc. (The)	13,176
		1,161,319
	Financials - 16.3%

363	ACE Ltd.	22,960
33	Aflac, Inc.	1,942
69	Alexandria Real Estate Equities, Inc. (REIT)	5,534
8	Alleghany Corp.*	2,726
48	Allied World Assurance Co. Holdings Ltd.	2,962
680	Allstate Corp. (The)	21,610
193	AMB Property Corp. (REIT)	7,021
103	American Financial Group, Inc./OH	3,567
153	American International Group, Inc.*	5,670
9	American National Insurance Co.	731
260	Ameriprise Financial, Inc.	16,463
1,002	Annaly Capital Management, Inc. (REIT)	17,966
341	AON Corp.	17,950
75	Apartment Investment & Management Co., Class A (REIT)	1,924
55	Arch Capital Group Ltd.*	4,978
242	Ares Capital Corp.	4,315
98	Arthur J. Gallagher & Co.	3,077
89	Aspen Insurance Holdings Ltd.	2,630
219	Associated Banc-Corp	3,169
141	Assurant, Inc.	5,729
233	Assured Guaranty Ltd.	3,386
105	AvalonBay Communities, Inc. (REIT)	12,708
109	Axis Capital Holdings Ltd.	3,959
106	BancorpSouth, Inc.	1,690
12,682	Bank of America Corp.	181,226
41	Bank of Hawaii Corp.	1,934
1,533	Bank of New York Mellon Corp. (The)	46,588
875	BB&T Corp.	24,150
2,186	Berkshire Hathaway, Inc., Class B*	190,794
78	BlackRock, Inc.	15,911
32	BOK Financial Corp.	1,643
176	Boston Properties, Inc. (REIT)	16,882
166	Brandywine Realty Trust (REIT)	2,042
81	BRE Properties, Inc. (REIT)	3,848
67	Brown & Brown, Inc.	1,751
83	Camden Property Trust (REIT)	4,911
577	Capital One Financial Corp.	28,717
408	CapitalSource, Inc.	3,093
53	Capitol Federal Financial, Inc.	670
9	CBOE Holdings, Inc.	266
1,274	Chimera Investment Corp. (REIT)	5,491
385	Chubb Corp.	23,362
185	Cincinnati Financial Corp.	6,299
253	CIT Group, Inc.*	10,960
26,742	Citigroup, Inc.*	125,153
57	City National Corp./CA	3,358

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
83	CME Group, Inc.	$25,836
33	CNA Financial Corp.	972
223	Comerica, Inc.	8,675
96	Commerce Bancshares, Inc./MO	3,855
91	CommonWealth REIT (REIT)	2,613
85	Corporate Office Properties Trust (REIT)	3,049
66	Cullen/Frost Bankers, Inc.	3,865
252	Developers Diversified Realty Corp. (REIT)	3,604
6	Digital Realty Trust, Inc. (REIT)	353
687	Discover Financial Services	14,942
155	Douglas Emmett, Inc. (REIT)	2,906
318	Duke Realty Corp. (REIT)	4,474
278	E*Trade Financial Corp.*	4,442
187	East West Bancorp, Inc.	4,342
47	Endurance Specialty Holdings Ltd.	2,331
335	Equity Residential (REIT)	18,462
10	Erie Indemnity Co., Class A	698
23	Essex Property Trust, Inc. (REIT)	2,847
70	Everest Re Group Ltd.	6,206
31	Federal Realty Investment Trust (REIT)	2,610
36	Federated Investors, Inc., Class B	992
290	Fidelity National Financial, Inc., Class A	4,017
1,160	Fifth Third Bancorp	16,936
7	First Citizens BancShares, Inc./NC, Class A	1,414
333	First Horizon National Corp.*	3,830
264	First Niagara Financial Group, Inc.	3,823
161	Forest City Enterprises, Inc., Class A*	3,043
251	Fulton Financial Corp.	2,733
94	General Growth Properties, Inc. (REIT)*	1,497
504	Genworth Financial, Inc., Class A*	6,668
651	Goldman Sachs Group, Inc. (The)	106,621
2	Green Dot Corp., Class A*	104
57	Hanover Insurance Group, Inc. (The)	2,649
514	Hartford Financial Services Group, Inc.	15,214
145	HCC Insurance Holdings, Inc.	4,515
469	HCP, Inc. (REIT)	17,822
185	Health Care REIT, Inc. (REIT)	9,661
156	Hospitality Properties Trust (REIT)	3,588
832	Host Hotels & Resorts, Inc. (REIT)	15,309
7	Howard Hughes Corp. (The)*	404
547	Hudson City Bancorp, Inc.	6,291
1,091	Huntington Bancshares, Inc./OH	7,462
32	Interactive Brokers Group, Inc., Class A	494
412	Invesco Ltd.	11,058
211	Janus Capital Group, Inc.	2,834
147	Jefferies Group, Inc.	3,537
5,029	JPMorgan Chase & Co.	234,804
1,111	KeyCorp	10,155
513	Kimco Realty Corp. (REIT)	9,942
195	Legg Mason, Inc.	7,069
246	Leucadia National Corp.	8,150
143	Liberty Property Trust (REIT)	4,829
382	Lincoln National Corp.	12,117
398	Loews Corp.	17,214
17	LPL Investment Holdings, Inc.*	571
93	M&T Bank Corp.	8,189
164	Macerich Co. (The) (REIT)	8,305
110	Mack-Cali Realty Corp. (REIT)	3,733
12	Markel Corp.*	4,988
53	Marsh & McLennan Cos., Inc.	1,613
666	Marshall & Ilsley Corp.	5,175
194	MBIA, Inc.*	2,175
34	Mercury General Corp.	1,399
565	MetLife, Inc.	26,758
1,304	Morgan Stanley	38,703
130	NASDAQ OMX Group, Inc. (The)*	3,719
160	Nationwide Health Properties, Inc. (REIT)	6,838
550	New York Community Bancorp, Inc.	10,263
184	Northern Trust Corp.	9,489
259	NYSE Euronext	9,583
327	Old Republic International Corp.	4,088
29	OneBeacon Insurance Group Ltd., Class A	397
99	PartnerRe Ltd.	7,851
443	People’s United Financial, Inc.	5,839
66	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,320
118	Plum Creek Timber Co., Inc. (REIT)	4,951
665	PNC Financial Services Group, Inc.	41,031
1,293	Popular, Inc.*	4,202
404	Principal Financial Group, Inc.	13,841
847	Progressive Corp. (The)	17,643
675	ProLogis (REIT)	10,976
108	Protective Life Corp.	3,070
587	Prudential Financial, Inc.	38,642
16	Public Storage (REIT)	1,796
125	Raymond James Financial, Inc.	4,790
71	Rayonier, Inc. (REIT)	4,354
149	Realty Income Corp. (REIT)	5,360
103	Regency Centers Corp. (REIT)	4,661
1,588	Regions Financial Corp.	12,132
92	Reinsurance Group of America, Inc.	5,556
69	RenaissanceRe Holdings Ltd.	4,624
179	Senior Housing Properties Trust (REIT)	4,393
114	Simon Property Group, Inc. (REIT)	12,545
99	SL Green Realty Corp. (REIT)	7,497
614	SLM Corp.*	9,099
12	St. Joe Co. (The)*	321
60	StanCorp Financial Group, Inc.	2,760
634	State Street Corp.	28,353
632	SunTrust Banks, Inc.	19,067
44	Symetra Financial Corp.	629
990	Synovus Financial Corp.	2,525
69	Taubman Centers, Inc. (REIT)	3,828
180	TCF Financial Corp.	2,921
101	TFS Financial Corp.	1,048
104	Torchmark Corp.	6,786
81	Transatlantic Holdings, Inc.	4,125
486	Travelers Cos., Inc. (The)	29,126
2,423	U.S. Bancorp	67,190
215	UDR, Inc. (REIT)	5,229
64	Unitrin, Inc.	1,875
421	Unum Group	11,169
73	Validus Holdings Ltd.	2,259
203	Valley National Bancorp	2,767
144	Ventas, Inc. (REIT)	7,980
186	Vornado Realty Trust (REIT)	17,359
152	W. R. Berkley Corp.	4,552
142	Washington Federal, Inc.	2,523
152	Weingarten Realty Investors (REIT)	3,932
6,151	Wells Fargo & Co.	198,431
2	Wesco Financial Corp.	782
677	Weyerhaeuser Co. (REIT)	16,526

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
10	White Mountains Insurance Group Ltd.	$3,798
115	Wilmington Trust Corp.	516
409	XL Group plc	9,550
231	Zions Bancorp.	5,396
		2,383,076
	Health Care - 7.1%

191	Abbott Laboratories	9,187
506	Aetna, Inc.	18,904
75	Alere, Inc.*	2,898
1,211	Amgen, Inc.*	62,161
126	Baxter International, Inc.	6,697
89	Beckman Coulter, Inc.	7,399
306	Biogen Idec, Inc.*	20,930
25	Bio-Rad Laboratories, Inc., Class A*	2,854
1,917	Boston Scientific Corp.*	13,726
2,174	Bristol-Myers Squibb Co.	56,111
93	Brookdale Senior Living, Inc.*	2,501
300	Cardinal Health, Inc.	12,492
179	CareFusion Corp.*	4,890
95	Cephalon, Inc.*	5,349
56	Charles River Laboratories International, Inc.*	2,041
350	CIGNA Corp.	14,725
37	Community Health Systems, Inc.*	1,512
46	Cooper Cos., Inc. (The)	2,844
187	Coventry Health Care, Inc.*	5,647
990	Eli Lilly & Co.	34,214
3	Emdeon, Inc., Class A*	47
147	Endo Pharmaceuticals Holdings, Inc.*	5,221
361	Forest Laboratories, Inc.*	11,696
81	Genzyme Corp.*	6,111
126	Health Net, Inc.*	3,707
13	Hill-Rom Holdings, Inc.	495
328	Hologic, Inc.*	6,619
215	Humana, Inc.*	13,977
2,963	Johnson & Johnson	182,047
72	Kinetic Concepts, Inc.*	3,526
67	Life Technologies Corp.*	3,576
65	LifePoint Hospitals, Inc.*	2,534
182	McKesson Corp.	14,429
3	MEDNAX, Inc.*	195
322	Medtronic, Inc.	12,854
3,942	Merck & Co., Inc.	128,391
87	Mylan, Inc.*	1,990
137	Omnicare, Inc.	3,922
81	PerkinElmer, Inc.	2,146
10,196	Pfizer, Inc.	196,171
22	Quest Diagnostics, Inc.	1,249
43	Teleflex, Inc.	2,511
170	Tenet Healthcare Corp.*	1,221
519	Thermo Fisher Scientific, Inc.*	28,971
1,437	UnitedHealth Group, Inc.	61,187
106	Universal Health Services, Inc., Class B	4,845
134	Watson Pharmaceuticals, Inc.*	7,503
475	WellPoint, Inc.*	31,573
256	Zimmer Holdings, Inc.*	15,959
		1,041,755
	Industrials - 5.5%

89	Aecom Technology Corp.*	2,549
118	AGCO Corp.*	6,464
52	Alexander & Baldwin, Inc.	2,181
3	Alliant Techsystems, Inc.	216
285	AMR Corp.*	1,921
23	Armstrong World Industries, Inc.	958
132	Avery Dennison Corp.	5,269
31	Babcock & Wilcox Co. (The)*	1,047
122	BE Aerospace, Inc.*	4,114
182	Boeing Co. (The)	13,106
71	Carlisle Cos., Inc.	3,054
76	Chicago Bridge & Iron Co. N.V. (NY Shares)*	2,700
168	Cintas Corp.	4,724
27	CNH Global N.V.*	1,308
63	Con-way, Inc.	2,051
14	Copa Holdings S.A., Class A	747
119	Corrections Corp. of America*	2,956
154	Covanta Holding Corp.	2,606
62	Crane Co.	2,929
492	CSX Corp.	36,733
50	Danaher Corp.	2,530
30	Deere & Co.	2,704
87	Dover Corp.	5,590
157	Eaton Corp.	17,392
160	Equifax, Inc.	5,720
140	FedEx Corp.	12,603
11	Flowserve Corp.	1,375
212	Fluor Corp.	15,001
11	FTI Consulting, Inc.*	363
4	Gardner Denver, Inc.	293
42	GATX Corp.	1,457
42	General Cable Corp.*	1,824
437	General Dynamics Corp.	33,264
10,365	General Electric Co.	216,836
114	Goodrich Corp.	9,830
94	Harsco Corp.	3,212
36	Hertz Global Holdings, Inc.*	548
45	Hubbell, Inc., Class B	3,038
18	IDEX Corp.	742
407	Ingersoll-Rand plc	18,437
232	ITT Corp.	13,440
63	Jacobs Engineering Group, Inc.*	3,154
53	Kansas City Southern*	2,853
30	KAR Auction Services, Inc.*	421
180	KBR, Inc.	5,904
26	Kennametal, Inc.	1,000
64	Kirby Corp.*	3,542
146	L-3 Communications Holdings, Inc.	11,576
84	Lockheed Martin Corp.	6,649
103	Manpower, Inc.	6,540
317	Masco Corp.	4,308
468	Norfolk Southern Corp.	30,691
381	Northrop Grumman Corp.	25,405
64	Owens Corning*	2,287
146	Parker Hannifin Corp.	13,020
60	Pentair, Inc.	2,225
75	Pitney Bowes, Inc.	1,888
266	Quanta Services, Inc.*	6,067
247	R.R. Donnelley & Sons Co.	4,599
482	Raytheon Co.	24,683
8	Regal-Beloit Corp.	584
288	Republic Services, Inc.	8,528
94	Rockwell Collins, Inc.	6,057
32	Ryder System, Inc.	1,531
45	Shaw Group, Inc. (The)*	1,787
73	Snap-On, Inc.	4,192
816	Southwest Airlines Co.	9,653
114	Spirit Aerosystems Holdings, Inc., Class A*	2,963
51	SPX Corp.	4,068

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
137	Terex Corp.*	$4,624
168	Textron, Inc.	4,551
55	Thomas & Betts Corp.*	3,046
29	Timken Co.	1,413
46	Towers Watson & Co., Class A	2,705
100	Trinity Industries, Inc.	3,115
516	Tyco International Ltd.	23,395
560	Union Pacific Corp.	53,430
53	United Continental Holdings, Inc.*	1,274
101	United Technologies Corp.	8,438
105	URS Corp.*	4,886
51	USG Corp.*	874
21	UTi Worldwide, Inc.	418
31	Waste Connections, Inc.	899
611	Waste Management, Inc.	22,644
36	WESCO International, Inc.*	2,096
51	Westinghouse Air Brake Technologies Corp.	2,895
		800,710
	Information Technology - 3.2%

478	Activision Blizzard, Inc.*	5,315
468	Advanced Micro Devices, Inc.*	4,310
176	Amdocs Ltd.*	5,252
135	AOL, Inc.*	2,817
129	Arrow Electronics, Inc.*	5,057
61	Atmel Corp.*	896
192	Avnet, Inc.*	6,568
56	AVX Corp.	893
4	Booz Allen Hamilton Holding Corp.*	74
14	Broadridge Financial Solutions, Inc.	321
590	Brocade Communications Systems, Inc.*	3,758
91	CA, Inc.	2,255
195	Computer Sciences Corp.	9,385
124	Compuware Corp.*	1,396
126	Convergys Corp.*	1,773
148	CoreLogic, Inc.	2,760
1,726	Corning, Inc.	39,802
65	Diebold, Inc.	2,285
901	eBay, Inc.*	30,188
47	EchoStar Corp., Class A*	1,631
25	Electronic Arts, Inc.*	470
159	Fairchild Semiconductor International, Inc.*	2,800
334	Fidelity National Information Services, Inc.	10,818
64	Fiserv, Inc.*	4,049
55	IAC/InterActiveCorp*	1,709
187	Ingram Micro, Inc., Class A*	3,727
2,223	Intel Corp.	47,728
89	International Rectifier Corp.*	2,861
103	Intersil Corp., Class A	1,317
4	Itron, Inc.*	227
67	Jabil Circuit, Inc.	1,436
203	KLA-Tencor Corp.	9,911
99	Lexmark International, Inc., Class A*	3,716
779	LSI Corp.*	4,900
168	MEMC Electronic Materials, Inc.*	2,280
1,082	Micron Technology, Inc.*	12,043
3,205	Microsoft Corp.	85,189
168	Molex, Inc.	4,692
80	Monster Worldwide, Inc.*	1,372
367	Motorola Mobility Holdings, Inc.*	11,083
420	Motorola Solutions, Inc.*	16,229
27	National Semiconductor Corp.	419
440	Novell, Inc.*	2,587
13	Novellus Systems, Inc.*	520
275	PMC-Sierra, Inc.*	2,173
159	Seagate Technology plc*	2,019
75	SunPower Corp., Class A*	1,280
915	Symantec Corp.*	16,497
178	Synopsys, Inc.*	4,934
59	Tech Data Corp.*	2,925
487	Tellabs, Inc.	2,625
845	Texas Instruments, Inc.	30,090
208	Total System Services, Inc.	3,692
192	Vishay Intertechnology, Inc.*	3,350
16	Vishay Precision Group, Inc.*	265
223	Western Digital Corp.*	6,819
1,743	Xerox Corp.	18,737
952	Yahoo!, Inc.*	15,613
31	Zebra Technologies Corp., Class A*	1,157
		470,995
	Materials - 1.9%

118	AK Steel Holding Corp.	1,886
1,104	Alcoa, Inc.	18,602
86	Aptargroup, Inc.	4,143
90	Ashland, Inc.	5,067
184	Ball Corp.	6,642
138	Bemis Co., Inc.	4,533
83	Cabot Corp.	3,591
25	CF Industries Holdings, Inc.	3,532
144	Commercial Metals Co.	2,400
62	Cytec Industries, Inc.	3,523
53	Domtar Corp.	4,632
1,460	Dow Chemical Co. (The)	54,254
750	E.I. du Pont de Nemours & Co.	41,152
73	Eastman Chemical Co.	6,819
29	FMC Corp.	2,246
44	Greif, Inc., Class A	2,845
238	Huntsman Corp.	4,201
123	International Paper Co.	3,417
56	Intrepid Potash, Inc.*	2,162
216	MeadWestvaco Corp.	6,340
227	Nucor Corp.	10,887
144	Owens-Illinois, Inc.*	4,391
130	Packaging Corp. of America	3,743
176	PPG Industries, Inc.	15,555
83	Reliance Steel & Aluminum Co.	4,592
57	Royal Gold, Inc.	2,828
82	RPM International, Inc.	1,884
22	Schnitzer Steel Industries, Inc., Class A	1,412
202	Sealed Air Corp.	5,559
45	Sherwin-Williams Co. (The)	3,695
12	Sigma-Aldrich Corp.	767
127	Sonoco Products Co.	4,582
274	Steel Dynamics, Inc.	5,058
111	Temple-Inland, Inc.	2,596
147	United States Steel Corp.	8,451
113	Valspar Corp.	4,296
161	Vulcan Materials Co.	7,382
15	Walter Energy, Inc.	1,815
		271,480
	Telecommunication Services - 2.8%

7,469	AT&T, Inc.	211,970
380	CenturyLink, Inc.	15,648
44	Clearwire Corp., Class A*	221
768	Frontier Communications Corp.	6,520
77	Leap Wireless International, Inc.*	941
1,286	Level 3 Communications, Inc.*	1,801

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
166	MetroPCS Communications, Inc.*	$2,390
44	NII Holdings, Inc.*	1,802
2,195	Qwest Communications International, Inc.	14,970
3,723	Sprint Nextel Corp.*	16,270
107	Telephone & Data Systems, Inc.	3,601
20	United States Cellular Corp.*	1,000
3,573	Verizon Communications, Inc.	131,915
357	Windstream Corp.	4,477
		413,526
	Utilities - 3.9%

847	AES Corp. (The)*	10,477
98	AGL Resources, Inc.	3,725
140	Alliant Energy Corp.	5,513
301	Ameren Corp.	8,416
605	American Electric Power Co., Inc.	21,647
221	American Water Works Co., Inc.	6,131
173	Aqua America, Inc.	3,896
118	Atmos Energy Corp.	3,991
236	Calpine Corp.*	3,571
532	CenterPoint Energy, Inc.	8,438
309	CMS Energy Corp.	5,951
356	Consolidated Edison, Inc.	17,793
234	Constellation Energy Group, Inc.	7,270
753	Dominion Resources, Inc.	34,359
150	DPL, Inc.	3,903
213	DTE Energy Co.	10,028
1,660	Duke Energy Corp.	29,863
412	Edison International	15,293
91	Energen Corp.	5,560
226	Entergy Corp.	16,091
835	Exelon Corp.	34,870
530	FirstEnergy Corp.	20,289
968	GenOn Energy, Inc.*	3,920
171	Great Plains Energy, Inc.	3,283
118	Hawaiian Electric Industries, Inc.	2,850
97	Integrys Energy Group, Inc.	4,750
8	ITC Holdings Corp.	548
238	MDU Resources Group, Inc.	5,110
93	National Fuel Gas Co.	6,780
524	NextEra Energy, Inc.	29,066
350	NiSource, Inc.	6,706
222	Northeast Utilities	7,557
323	NRG Energy, Inc.*	6,457
135	NSTAR	6,095
297	NV Energy, Inc.	4,363
123	OGE Energy Corp.	5,916
134	Oneok, Inc.	8,652
12	Ormat Technologies, Inc.	301
282	Pepco Holdings, Inc.	5,282
496	PG&E Corp.	22,846
137	Pinnacle West Capital Corp.	5,785
610	PPL Corp.	15,512
363	Progress Energy, Inc.	16,593
640	Public Service Enterprise Group, Inc.	20,928
221	Questar Corp.	3,949
143	SCANA Corp.	5,789
313	Sempra Energy	16,661
1,042	Southern Co.	39,711
270	TECO Energy, Inc.	4,890
138	UGI Corp.	4,401
103	Vectren Corp.	2,711
151	Westar Energy, Inc.	3,926
148	Wisconsin Energy Corp.	8,762
581	Xcel Energy, Inc.	13,909
		571,084
	Total Common Stocks
	(Cost $7,253,975)	8,615,225

Principal Amount
	U.S. Government & Agency Security (a) - 3.4%
	Federal Home Loan Bank
$501,390	0.07%, due 03/01/11	501,390
	Total U.S. Government & Agency Security (Cost $501,390)	501,390

	Repurchase Agreements (a)(b) - 25.1%
3,677,023	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $3,677,062	3,677,023
	Total Repurchase Agreements (Cost $3,677,023)	3,677,023

	Total Investment Securities
	(Cost $11,432,388) — 87.3%	12,793,638
	Other assets less liabilities — 12.7%	1,858,616
	Net Assets — 100.0%	$14,652,254

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $4,033,531.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT       Real Estate Investment Trust

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,479,084
Aggregate gross unrealized depreciation	(474,284)
Net unrealized appreciation	$1,004,800
Federal income tax cost of investments	$11,788,838

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$199,897	$2,318

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	5,030,566	45,151

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	12,294,645	1,044,147

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	3,165,318	378,269

		$1,469,885

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Growth

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 58.1%
	Consumer Discretionary - 8.3%

58	Aaron’s, Inc.	$1,365
96	Abercrombie & Fitch Co., Class A	5,508
116	Advance Auto Parts, Inc.	7,271
125	Aeropostale, Inc.*	3,243
497	Amazon.com, Inc.*	86,125
69	American Eagle Outfitters, Inc.	1,059
174	Apollo Group, Inc., Class A*	7,875
41	Autoliv, Inc.	3,070
32	AutoNation, Inc.*	1,076
37	AutoZone, Inc.*	9,544
78	Bally Technologies, Inc.*	3,013
374	Bed Bath & Beyond, Inc.*	18,008
462	Best Buy Co., Inc.	14,895
107	Big Lots, Inc.*	4,390
146	BorgWarner, Inc.*	11,331
114	Brinker International, Inc.	2,695
88	Career Education Corp.*	2,122
318	CarMax, Inc.*	11,248
232	Carnival Corp.	9,899
115	CBS Corp., Class B	2,744
254	Chico’s FAS, Inc.	3,490
45	Chipotle Mexican Grill, Inc.*	11,025
3	Choice Hotels International, Inc.	116
433	Coach, Inc.	23,780
200	Darden Restaurants, Inc.	9,426
90	DeVry, Inc.	4,883
127	Dick’s Sporting Goods, Inc.*	4,717
1,156	DIRECTV, Class A*	53,141
295	Discovery Communications, Inc., Class A*	12,717
99	Dollar General Corp.*	2,797
181	Dollar Tree, Inc.*	9,108
105	DreamWorks Animation SKG, Inc., Class A*	2,900
32	Education Management Corp.*	620
120	Expedia, Inc.	2,383
180	Family Dollar Stores, Inc.	9,014
6	Federal-Mogul Corp.*	126
5,211	Ford Motor Co.*	78,426
26	Fortune Brands, Inc.	1,608
75	Fossil, Inc.*	5,755
538	Gap, Inc. (The)	12,121
10	Garmin Ltd.	340
198	Gentex Corp.	5,995
345	Goodyear Tire & Rubber Co. (The)*	4,892
92	Guess?, Inc.	4,167
181	H&R Block, Inc.	2,749
136	Hanesbrands, Inc.*	3,524
334	Harley-Davidson, Inc.	13,634
47	Harman International Industries, Inc.	2,286
174	Hasbro, Inc.	7,813
88	Hillenbrand, Inc.	1,914
2,405	Home Depot, Inc.	90,115
423	International Game Technology	6,963
15	International Speedway Corp., Class A	416
695	Interpublic Group of Cos., Inc. (The)*	9,174
43	ITT Educational Services, Inc.*	3,262
78	J. Crew Group, Inc.*	3,363
109	J.C. Penney Co., Inc.	3,811
59	John Wiley & Sons, Inc., Class A	2,821
901	Johnson Controls, Inc.	36,761
323	Kohl’s Corp.*	17,406
17	Lamar Advertising Co., Class A*	659
449	Las Vegas Sands Corp.*	20,941
22	Lear Corp.*	2,328
124	Leggett & Platt, Inc.	2,859
379	Limited Brands, Inc.	12,136
203	LKQ Corp.*	4,823
1,562	Lowe’s Cos., Inc.	40,878
59	Macy’s, Inc.	1,410
28	Madison Square Garden, Inc., Class A*	800
385	Marriott International, Inc., Class A	15,096
301	Mattel, Inc.	7,543
1,528	McDonald’s Corp.	115,639
315	McGraw-Hill Cos., Inc. (The)	12,184
22	Meredith Corp.	776
68	MGM Resorts International*	948
10	Mohawk Industries, Inc.*	581
31	Morningstar, Inc.	1,819
57	NetFlix, Inc.*	11,780
678	News Corp., Class A	11,777
511	NIKE, Inc., Class B	45,494
238	Nordstrom, Inc.	10,772
8	NVR, Inc.*	5,823
40	Office Depot, Inc.*	212
351	Omnicom Group, Inc.	17,866
196	O’Reilly Automotive, Inc.*	10,894
41	Panera Bread Co., Class A*	4,787
168	PetSmart, Inc.	6,866
80	Phillips-Van Heusen Corp.	4,801
79	Polo Ralph Lauren Corp.	10,010
67	priceline.com, Inc.*	30,410
26	Regal Entertainment Group, Class A	388
174	Ross Stores, Inc.	12,535
73	Royal Caribbean Cruises Ltd.*	3,197
127	Scripps Networks Interactive, Inc., Class A	6,596
5,519	Sirius XM Radio, Inc.*	9,989
1,037	Staples, Inc.	22,088
1,058	Starbucks Corp.	34,893
269	Starwood Hotels & Resorts Worldwide, Inc.	16,436
20	Strayer Education, Inc.	2,749
1,046	Target Corp.	54,967
97	Tempur-Pedic International, Inc.*	4,553
15	Tesla Motors, Inc.*	358
172	Thomson Reuters Corp.	6,785
48	Thor Industries, Inc.	1,596
180	Tiffany & Co.	11,079
334	Time Warner, Inc.	12,759
580	TJX Cos., Inc.	28,925
103	Tractor Supply Co.	5,363
75	TRW Automotive Holdings Corp.*	4,260
90	Tupperware Brands Corp.	4,829
173	Urban Outfitters, Inc.*	6,640
170	Viacom, Inc., Class B	7,592
47	Weight Watchers International, Inc.	2,873
179	Wendy’s/Arby’s Group, Inc., Class A	852
46	Whirlpool Corp.	3,795
137	Williams-Sonoma, Inc.	4,944
82	WMS Industries, Inc.*	3,263
107	Wynn Resorts Ltd.	13,154
664	Yum! Brands, Inc.	33,419
		1,409,829
	Consumer Staples - 5.3%

27	Alberto-Culver Co.	1,005
1,725	Altria Group, Inc.	43,763
609	Avon Products, Inc.	16,936

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
6	BJ’s Wholesale Club, Inc.*	$291
113	Brown-Forman Corp., Class B	7,814
157	Campbell Soup Co.	5,285
101	Church & Dwight Co., Inc.	7,619
188	Clorox Co.	12,739
2,232	Coca-Cola Co. (The)	142,669
295	Coca-Cola Enterprises, Inc.	7,759
583	Colgate-Palmolive Co.	45,777
64	ConAgra Foods, Inc.	1,482
626	Costco Wholesale Corp.	46,819
215	CVS Caremark Corp.	7,108
99	Dr. Pepper Snapple Group, Inc.	3,570
157	Estee Lauder Cos., Inc. (The), Class A	14,822
40	Flowers Foods, Inc.	1,064
561	General Mills, Inc.	20,836
157	Green Mountain Coffee Roasters, Inc.*	6,402
184	H. J. Heinz Co.	9,241
79	Hansen Natural Corp.*	4,546
85	Herbalife Ltd.	6,665
128	Hershey Co. (The)	6,697
327	Kellogg Co.	17,514
466	Kimberly-Clark Corp.	30,709
52	Kroger Co. (The)	1,191
94	McCormick & Co., Inc. (Non-Voting)	4,479
40	Mead Johnson Nutrition Co.	2,394
1,317	PepsiCo, Inc.	83,524
2,215	Philip Morris International, Inc.	139,058
245	Procter & Gamble Co. (The)	15,447
630	Sara Lee Corp.	10,786
840	Sysco Corp.	23,344
1,198	Walgreen Co.	51,921
1,663	Wal-Mart Stores, Inc.	86,443
199	Whole Foods Market, Inc.	11,653
		899,372
	Energy - 6.9%

23	Alpha Natural Resources, Inc.*	1,247
163	Arch Coal, Inc.	5,465
2	Atlas Energy LP	35
16	Atwood Oceanics, Inc.*	728
167	Baker Hughes, Inc.	11,865
198	Cameron International Corp.*	11,708
151	Chevron Corp.	15,666
119	Cimarex Energy Co.	13,820
146	Concho Resources, Inc.*	15,552
810	ConocoPhillips	63,075
147	CONSOL Energy, Inc.	7,454
40	Continental Resources, Inc.*	2,781
63	Core Laboratories N.V.	6,511
32	Diamond Offshore Drilling, Inc.	2,503
106	Dresser-Rand Group, Inc.*	5,224
184	El Paso Corp.	3,422
360	EOG Resources, Inc.	40,432
197	EQT Corp.	9,712
209	EXCO Resources, Inc.	4,278
9	Exterran Holdings, Inc.*	204
6,653	Exxon Mobil Corp.	569,031
173	FMC Technologies, Inc.*	16,271
103	Forest Oil Corp.*	3,656
60	Frontline Ltd.	1,619
1,291	Halliburton Co.	60,600
43	Holly Corp.	2,457
269	Marathon Oil Corp.	13,342
259	McDermott International, Inc.*	5,944
32	Murphy Oil Corp.	2,353
162	Nabors Industries Ltd.*	4,612
234	Occidental Petroleum Corp.	23,861
4	Oil States International, Inc.*	291
305	Petrohawk Energy Corp.*	6,588
99	Pride International, Inc.*	4,110
10	Quicksilver Resources, Inc.*	155
226	Range Resources Corp.	12,272
23	Rowan Cos., Inc.*	981
300	SandRidge Energy, Inc.*	3,243
1,694	Schlumberger Ltd.	158,254
61	SM Energy Co.	4,421
492	Southwestern Energy Co.*	19,424
8	Superior Energy Services, Inc.*	307
216	Ultra Petroleum Corp.*	9,796
424	Weatherford International Ltd.*	10,252
12	Whiting Petroleum Corp.*	784
342	Williams Cos., Inc. (The)	10,383
		1,166,689
	Financials - 2.8%

73	ACE Ltd.	4,617
73	Affiliated Managers Group, Inc.*	7,793
630	Aflac, Inc.	37,082
22	AMB Property Corp. (REIT)	800
1,490	American Express Co.	64,919
74	Ameriprise Financial, Inc.	4,686
84	AON Corp.	4,422
82	Apartment Investment & Management Co., Class A (REIT)	2,103
4	Arch Capital Group Ltd.*	362
37	Arthur J. Gallagher & Co.	1,162
48	Axis Capital Holdings Ltd.	1,743
22	Bank of Hawaii Corp.	1,038
45	BlackRock, Inc.	9,180
86	Brown & Brown, Inc.	2,248
4	Capitol Federal Financial, Inc.	51
405	CB Richard Ellis Group, Inc., Class A*	10,141
7	CBOE Holdings, Inc.	207
1,405	Charles Schwab Corp. (The)	26,653
117	Digital Realty Trust, Inc. (REIT)	6,882
168	Eaton Vance Corp.	5,258
6	Endurance Specialty Holdings Ltd.	298
26	Equity Residential (REIT)	1,433
29	Erie Indemnity Co., Class A	2,025
17	Essex Property Trust, Inc. (REIT)	2,104
52	Federal Realty Investment Trust (REIT)	4,377
86	Federated Investors, Inc., Class B	2,370
211	Franklin Resources, Inc.	26,506
477	General Growth Properties, Inc. (REIT)*	7,594
129	Genworth Financial, Inc., Class A*	1,707
6	Green Dot Corp., Class A*	313
42	Greenhill & Co., Inc.	3,017
53	Hartford Financial Services Group, Inc.	1,569
34	Howard Hughes Corp. (The)*	1,964
56	Hudson City Bancorp, Inc.	644
15	Interactive Brokers Group, Inc., Class A	232
105	IntercontinentalExchange, Inc.*	13,461
201	Invesco Ltd.	5,395
24	Janus Capital Group, Inc.	322
60	Jones Lang LaSalle, Inc.	5,905
131	Lazard Ltd., Class A	5,764

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
5	LPL Investment Holdings, Inc.*	$168
709	Marsh & McLennan Cos., Inc.	21,582
289	MetLife, Inc.	13,687
292	Moody’s Corp.	9,315
683	Morgan Stanley	20,271
156	MSCI, Inc., Class A*	5,538
16	NASDAQ OMX Group, Inc. (The)*	458
137	Northern Trust Corp.	7,065
80	NYSE Euronext	2,960
98	Plum Creek Timber Co., Inc. (REIT)	4,112
50	ProLogis (REIT)	813
181	Public Storage (REIT)	20,317
34	Rayonier, Inc. (REIT)	2,085
213	SEI Investments Co.	4,901
288	Simon Property Group, Inc. (REIT)	31,692
118	St. Joe Co. (The)*	3,160
369	T. Rowe Price Group, Inc.	24,716
331	TD Ameritrade Holding Corp.	7,216
72	Travelers Cos., Inc. (The)	4,315
17	UDR, Inc. (REIT)	413
10	Validus Holdings Ltd.	309
61	Ventas, Inc. (REIT)	3,381
21	Vornado Realty Trust (REIT)	1,960
123	Waddell & Reed Financial, Inc., Class A	4,967
		473,748
	Health Care - 5.7%

1,978	Abbott Laboratories	95,142
495	Agilent Technologies, Inc.*	20,830
99	Alcon, Inc.	16,378
35	Alere, Inc.*	1,352
127	Alexion Pharmaceuticals, Inc.*	12,228
432	Allergan, Inc.	32,041
165	Allscripts Healthcare Solutions, Inc.*	3,523
401	AmerisourceBergen Corp.	15,202
204	Amylin Pharmaceuticals, Inc.*	3,121
706	Baxter International, Inc.	37,524
314	Becton, Dickinson and Co.	25,120
144	BioMarin Pharmaceutical, Inc.*	3,522
17	Brookdale Senior Living, Inc.*	457
135	C.R. Bard, Inc.	13,198
177	Cardinal Health, Inc.	7,370
56	CareFusion Corp.*	1,530
657	Celgene Corp.*	34,887
98	Cerner Corp.*	9,844
20	Charles River Laboratories International, Inc.*	729
93	Community Health Systems, Inc.*	3,801
12	Cooper Cos., Inc. (The)	742
92	Covance, Inc.*	5,192
712	Covidien plc	36,632
138	DaVita, Inc.*	10,953
205	Dendreon Corp.*	6,886
208	DENTSPLY International, Inc.	7,773
161	Edwards Lifesciences Corp.*	13,691
332	Eli Lilly & Co.	11,474
37	Emdeon, Inc., Class A*	581
42	Emergency Medical Services Corp., Class A*	2,652
779	Express Scripts, Inc.*	43,795
70	Gen-Probe, Inc.*	4,402
288	Genzyme Corp.*	21,730
1,191	Gilead Sciences, Inc.*	46,425
356	Health Management Associates, Inc., Class A*	3,560
130	Henry Schein, Inc.*	8,967
76	Hill-Rom Holdings, Inc.	2,893
236	Hospira, Inc.*	12,473
266	Human Genome Sciences, Inc.*	6,658
82	IDEXX Laboratories, Inc.*	6,371
173	Illumina, Inc.*	12,006
56	Intuitive Surgical, Inc.*	18,365
588	Johnson & Johnson	36,127
8	Kinetic Concepts, Inc.*	392
148	Laboratory Corp. of America Holdings*	13,339
184	Life Technologies Corp.*	9,820
141	Lincare Holdings, Inc.	4,137
155	McKesson Corp.	12,288
575	Medco Health Solutions, Inc.*	35,443
63	MEDNAX, Inc.*	4,091
1,203	Medtronic, Inc.	48,024
48	Mettler-Toledo International, Inc.*	8,226
521	Mylan, Inc.*	11,915
131	Myriad Genetics, Inc.*	2,426
17	Omnicare, Inc.	487
145	Patterson Cos., Inc.	4,840
76	PerkinElmer, Inc.	2,014
115	Perrigo Co.	8,789
150	Pharmaceutical Product Development, Inc.	4,120
158	Quest Diagnostics, Inc.	8,967
100	Regeneron Pharmaceuticals, Inc.*	3,627
215	ResMed, Inc.*	6,794
469	St. Jude Medical, Inc.*	22,456
447	Stryker Corp.	28,277
87	SXC Health Solutions Corp.*	4,293
73	Talecris Biotherapeutics Holdings Corp.*	1,821
53	Techne Corp.	3,800
9	Teleflex, Inc.	526
497	Tenet Healthcare Corp.*	3,568
81	Thoratec Corp.*	2,258
70	United Therapeutics Corp.*	4,720
9	Universal Health Services, Inc., Class B	411
175	Varian Medical Systems, Inc.*	12,124
122	VCA Antech, Inc.*	3,055
287	Vertex Pharmaceuticals, Inc.*	13,394
128	Warner Chilcott plc, Class A	3,031
132	Waters Corp.*	10,963
		962,583
	Industrials - 7.7%

1,013	3M Co.	93,429
44	Aecom Technology Corp.*	1,260
44	Alliant Techsystems, Inc.	3,176
230	AMETEK, Inc.	9,649
153	AMR Corp.*	1,031
2	Armstrong World Industries, Inc.	83
9	Avery Dennison Corp.	359
130	Babcock & Wilcox Co. (The)*	4,390
873	Boeing Co. (The)	62,865
107	Bucyrus International, Inc.	9,743
236	C.H. Robinson Worldwide, Inc.	17,084
6	Carlisle Cos., Inc.	258
892	Caterpillar, Inc.	91,814
58	Chicago Bridge & Iron Co. N.V. (NY Shares)*	2,060
6	CNH Global N.V.*	291
6	Con-way, Inc.	195
238	Cooper Industries plc	15,315
28	Copa Holdings S.A., Class A	1,493

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
85	Copart, Inc.*	$3,571
28	Corrections Corp. of America*	696
11	Covanta Holding Corp.	186
285	Cummins, Inc.	28,819
699	Danaher Corp.	35,369
570	Deere & Co.	51,386
1,186	Delta Air Lines, Inc.*	13,331
110	Donaldson Co., Inc.	6,193
168	Dover Corp.	10,794
72	Dun & Bradstreet Corp.	5,818
62	Eaton Corp.	6,868
1,070	Emerson Electric Co.	63,836
302	Expeditors International of Washington, Inc.	14,436
188	Fastenal Co.	11,680
287	FedEx Corp.	25,836
68	Flowserve Corp.	8,498
15	Fluor Corp.	1,061
54	FTI Consulting, Inc.*	1,781
70	Gardner Denver, Inc.	5,120
18	GATX Corp.	624
26	General Cable Corp.*	1,129
3,518	General Electric Co.	73,597
50	Goodrich Corp.	4,312
86	Graco, Inc.	3,501
9	Harsco Corp.	308
235	Hertz Global Holdings, Inc.*	3,574
1,088	Honeywell International, Inc.	63,006
34	Hubbell, Inc., Class B	2,295
95	IDEX Corp.	3,918
69	IHS, Inc., Class A*	5,775
626	Illinois Tool Works, Inc.	33,867
260	Iron Mountain, Inc.	6,760
130	J.B. Hunt Transport Services, Inc.	5,409
107	Jacobs Engineering Group, Inc.*	5,356
146	Joy Global, Inc.	14,218
86	Kansas City Southern*	4,630
6	KAR Auction Services, Inc.*	84
12	KBR, Inc.	394
87	Kennametal, Inc.	3,346
5	Kirby Corp.*	277
71	Landstar System, Inc.	3,157
67	Lennox International, Inc.	3,250
60	Lincoln Electric Holdings, Inc.	4,283
345	Lockheed Martin Corp.	27,310
187	Manitowoc Co., Inc. (The)	3,704
153	Masco Corp.	2,079
62	MSC Industrial Direct Co., Class A	3,918
101	Navistar International Corp.*	6,260
128	Oshkosh Corp.*	4,566
90	Owens Corning*	3,216
518	PACCAR, Inc.	25,967
166	Pall Corp.	9,024
65	Parker Hannifin Corp.	5,797
73	Pentair, Inc.	2,707
211	Pitney Bowes, Inc.	5,313
202	Precision Castparts Corp.	28,634
16	R.R. Donnelley & Sons Co.	298
46	Regal-Beloit Corp.	3,356
138	Republic Services, Inc.	4,086
213	Robert Half International, Inc.	6,795
203	Rockwell Automation, Inc.	17,809
118	Rockwell Collins, Inc.	7,604
133	Roper Industries, Inc.	11,189
40	Ryder System, Inc.	1,913
69	Shaw Group, Inc. (The)*	2,741
141	Southwest Airlines Co.	1,668
23	Spirit Aerosystems Holdings, Inc., Class A*	598
14	SPX Corp.	1,117
120	Stericycle, Inc.*	10,370
200	Textron, Inc.	5,418
13	Thomas & Betts Corp.*	720
91	Timken Co.	4,434
44	Toro Co. (The)	2,746
9	Towers Watson & Co., Class A	529
70	TransDigm Group, Inc.*	5,627
98	Tyco International Ltd.	4,443
90	Union Pacific Corp.	8,587
387	United Continental Holdings, Inc.*	9,304
1,014	United Parcel Service, Inc., Class B	74,833
1,211	United Technologies Corp.	101,167
39	USG Corp.*	668
121	UTi Worldwide, Inc.	2,408
31	Valmont Industries, Inc.	3,164
147	Verisk Analytics, Inc., Class A*	4,755
83	W.W. Grainger, Inc.	11,056
91	WABCO Holdings, Inc.*	5,317
131	Waste Connections, Inc.	3,798
20	WESCO International, Inc.*	1,164
11	Westinghouse Air Brake Technologies Corp.	624
		1,305,645
	Information Technology - 18.0%

868	Accenture plc, Class A	44,685
200	Activision Blizzard, Inc.*	2,224
748	Adobe Systems, Inc.*	25,806
327	Advanced Micro Devices, Inc.*	3,012
258	Akamai Technologies, Inc.*	9,683
76	Alliance Data Systems Corp.*	5,984
454	Altera Corp.	19,004
77	Amdocs Ltd.*	2,298
247	Amphenol Corp., Class A	14,198
423	Analog Devices, Inc.	16,869
129	ANSYS, Inc.*	7,265
1,293	Apple, Inc.*	456,701
1,908	Applied Materials, Inc.	31,348
18	Arrow Electronics, Inc.*	706
99	Atheros Communications, Inc.*	4,436
586	Atmel Corp.*	8,603
326	Autodesk, Inc.*	13,708
714	Automatic Data Processing, Inc.	35,700
151	Avago Technologies Ltd.	5,133
5	AVX Corp.	80
258	BMC Software, Inc.*	12,771
15	Booz Allen Hamilton Holding Corp.*	277
765	Broadcom Corp., Class A	31,533
164	Broadridge Financial Solutions, Inc.	3,759
450	CA, Inc.	11,151
384	Cadence Design Systems, Inc.*	3,821
131	Ciena Corp.*	3,612
8,113	Cisco Systems, Inc.*	150,577
264	Citrix Systems, Inc.*	18,522
425	Cognizant Technology Solutions Corp., Class A*	32,670
181	Compuware Corp.*	2,038
277	Corning, Inc.	6,388
153	Cree, Inc.*	8,059
233	Cypress Semiconductor Corp.*	4,884
2,417	Dell, Inc.*	38,261
20	Diebold, Inc.	703
76	Dolby Laboratories, Inc., Class A*	3,843
50	DST Systems, Inc.	2,550

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
621	eBay, Inc.*	$20,807
440	Electronic Arts, Inc.*	8,272
2,920	EMC Corp.*	79,453
64	Equinix, Inc.*	5,532
114	F5 Networks, Inc.*	13,453
66	Factset Research Systems, Inc.	6,922
79	First Solar, Inc.*	11,644
145	Fiserv, Inc.*	9,174
218	FLIR Systems, Inc.	7,041
104	Gartner, Inc.*	3,923
94	Genpact Ltd.*	1,311
116	Global Payments, Inc.	5,567
346	Google, Inc., Class A*	212,236
184	Harris Corp.	8,585
3,111	Hewlett-Packard Co.	135,733
40	IAC/InterActiveCorp*	1,243
130	Informatica Corp.*	6,111
13	Ingram Micro, Inc., Class A*	259
5,406	Intel Corp.	116,067
1,822	International Business Machines Corp.	294,945
60	Intersil Corp., Class A	767
398	Intuit, Inc.*	20,927
53	Itron, Inc.*	3,006
181	Jabil Circuit, Inc.	3,879
307	JDS Uniphase Corp.*	7,574
747	Juniper Networks, Inc.*	32,868
13	KLA-Tencor Corp.	635
180	Lam Research Corp.*	9,882
135	Lender Processing Services, Inc.	4,599
318	Linear Technology Corp.	10,990
769	Marvell Technology Group Ltd.*	14,057
138	Mastercard, Inc., Class A	33,197
429	Maxim Integrated Products, Inc.	11,832
135	MEMC Electronic Materials, Inc.*	1,832
262	Microchip Technology, Inc.	9,670
114	MICROS Systems, Inc.*	5,431
7,279	Microsoft Corp.	193,476
89	Monster Worldwide, Inc.*	1,526
125	National Instruments Corp.	3,891
307	National Semiconductor Corp.	4,759
228	NCR Corp.*	4,355
490	NetApp, Inc.*	25,313
107	NeuStar, Inc., Class A*	2,702
114	Novellus Systems, Inc.*	4,555
323	Nuance Communications, Inc.*	6,027
813	NVIDIA Corp.*	18,423
610	ON Semiconductor Corp.*	6,802
5,411	Oracle Corp.	178,022
458	Paychex, Inc.	15,403
17	PMC-Sierra, Inc.*	134
121	Polycom, Inc.*	5,784
150	QLogic Corp.*	2,709
2,330	QUALCOMM, Inc.	138,821
149	Rambus, Inc.*	3,062
268	Red Hat, Inc.*	11,063
152	Rovi Corp.*	8,424
439	SAIC, Inc.*	7,173
163	Salesforce.com, Inc.*	21,560
327	SanDisk Corp.*	16,219
465	Seagate Technology plc*	5,906
65	Silicon Laboratories, Inc.*	2,951
251	Skyworks Solutions, Inc.*	9,021
99	Solera Holdings, Inc.	5,057
54	SunPower Corp., Class A*	922
107	Symantec Corp.*	1,929
13	Synopsys, Inc.*	360
237	Teradata Corp.*	11,333
256	Teradyne, Inc.*	4,769
786	Texas Instruments, Inc.	27,990
172	Trimble Navigation Ltd.*	8,454
106	Varian Semiconductor Equipment Associates, Inc.*	5,057
244	VeriSign, Inc.	8,611
663	Visa, Inc., Class A	48,432
62	Vistaprint N.V.*	3,175
104	VMware, Inc., Class A*	8,700
84	WebMD Health Corp.*	4,872
75	Western Digital Corp.*	2,294
955	Western Union Co. (The)	21,000
368	Xilinx, Inc.	12,236
781	Yahoo!, Inc.*	12,808
47	Zebra Technologies Corp., Class A*	1,754
		3,050,120
	Materials - 2.9%

302	Air Products & Chemicals, Inc.	27,784
119	Airgas, Inc.	7,447
23	AK Steel Holding Corp.	368
130	Albemarle Corp.	7,483
210	Alcoa, Inc.	3,539
140	Allegheny Technologies, Inc.	9,391
10	Ashland, Inc.	563
55	Ball Corp.	1,986
62	Carpenter Technology Corp.	2,578
223	Celanese Corp.	9,243
73	CF Industries Holdings, Inc.	10,313
192	Cliffs Natural Resources, Inc.	18,637
46	Compass Minerals International, Inc.	4,300
230	Crown Holdings, Inc.*	8,850
444	E.I. du Pont de Nemours & Co.	24,362
62	Eagle Materials, Inc.	2,004
21	Eastman Chemical Co.	1,962
332	Ecolab, Inc.	16,148
71	FMC Corp.	5,498
1,335	Freeport-McMoRan Copper & Gold, Inc.	70,688
113	International Flavors & Fragrances, Inc.	6,435
482	International Paper Co.	13,390
97	Lubrizol Corp.	10,560
65	Martin Marietta Materials, Inc.	5,776
775	Monsanto Co.	55,715
225	Mosaic Co. (The)	19,316
184	Nalco Holding Co.	4,705
676	Newmont Mining Corp.	37,363
192	Nucor Corp.	9,208
72	Owens-Illinois, Inc.*	2,195
39	PPG Industries, Inc.	3,447
435	Praxair, Inc.	43,230
12	Reliance Steel & Aluminum Co.	664
12	Royal Gold, Inc.	595
92	RPM International, Inc.	2,113
6	Schnitzer Steel Industries, Inc., Class A	385
65	Scotts Miracle-Gro Co. (The), Class A	3,651
81	Sherwin-Williams Co. (The)	6,652
159	Sigma-Aldrich Corp.	10,159
240	Southern Copper Corp.	10,157
28	Temple-Inland, Inc.	655
121	Titanium Metals Corp.*	2,298
38	United States Steel Corp.	2,185
14	Valspar Corp.	532

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
60	Walter Energy, Inc.	$7,261
		491,791
	Telecommunication Services - 0.5%

573	American Tower Corp., Class A*	30,919
165	Clearwire Corp., Class A*	830
413	Crown Castle International Corp.*	17,408
538	Frontier Communications Corp.	4,568
908	Level 3 Communications, Inc.*	1,271
171	MetroPCS Communications, Inc.*	2,462
188	NII Holdings, Inc.*	7,701
166	SBA Communications Corp., Class A*	6,987
215	tw telecom, inc.*	3,999
285	Windstream Corp.	3,574
		79,719
	Utilities - 0.0%

231	Calpine Corp.*	3,495
63	ITC Holdings Corp.	4,318
14	Ormat Technologies, Inc.	351
		8,164
	Total Common Stocks
	(Cost $7,399,688)	9,847,660

Principal Amount
	U.S. Government & Agency Security (a) - 2.0%
	Federal Home Loan Bank
$339,554	0.07%, due 03/01/11	339,554
	Total U.S. Government & Agency Security (Cost $339,554)	339,554

	Repurchase Agreements (a)(b) - 19.7%
3,340,693	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $3,340,735	3,340,693
	Total Repurchase Agreements (Cost $3,340,693)	3,340,693

	Total Investment Securities
	(Cost $11,079,935) — 79.8%	13,527,907
	Other assets less liabilities — 20.2%	3,421,763
	Net Assets — 100.0%	$16,949,670

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $5,470,287.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                     Real Estate Investment Trust

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,456,250
Aggregate gross unrealized depreciation	(766,481)
Net unrealized appreciation	$1,689,769
Federal income tax cost of investments	$11,838,138

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$269,263	$1,262

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	7,005,814	17,524

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	1,236,232	241,494

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	11,590,523	2,426,868

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	3,954,076	615,593

		$3,302,741

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Value

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 30.2%
	Consumer Discretionary - 3.3%

40	Aaron’s, Inc.	$942
26	Abercrombie & Fitch Co., Class A	1,492
184	American Eagle Outfitters, Inc.	2,824
70	Autoliv, Inc.	5,242
55	AutoNation, Inc.*	1,850
11	BorgWarner, Inc.*	854
15	Brinker International, Inc.	355
294	Cablevision Systems Corp., Class A	10,834
749	CBS Corp., Class B	17,871
47	Central European Media Enterprises Ltd., Class A*	926
32	Choice Hotels International, Inc.	1,236
51	Clear Channel Outdoor Holdings, Inc., Class A*	752
348	D.R. Horton, Inc.	4,120
96	Discovery Communications, Inc., Class A*	4,139
250	DISH Network Corp., Class A*	5,812
22	Education Management Corp.*	426
151	Expedia, Inc.	2,999
19	Federal-Mogul Corp.*	399
196	Foot Locker, Inc.	3,894
167	Fortune Brands, Inc.	10,331
191	GameStop Corp., Class A*	3,810
298	Gannett Co., Inc.	4,920
132	Garmin Ltd.	4,481
199	Genuine Parts Co.	10,485
226	H&R Block, Inc.	3,433
46	Harman International Industries, Inc.	2,237
55	Hyatt Hotels Corp., Class A*	2,516
24	International Speedway Corp., Class A	665
199	J.C. Penney Co., Inc.	6,957
115	Jarden Corp.	3,780
4	John Wiley & Sons, Inc., Class A	191
96	KB Home	1,272
57	Lamar Advertising Co., Class A*	2,210
46	Lear Corp.*	4,867
76	Leggett & Platt, Inc.	1,753
199	Lennar Corp., Class A	4,012
296	Liberty Global, Inc., Class A*	12,462
87	Liberty Media Corp. - Capital, Class A*	6,313
747	Liberty Media Corp. - Interactive, Class A*	11,997
64	Liberty Media Corp. - Starz, Class A*	4,493
476	Macy’s, Inc.	11,376
51	Madison Square Garden, Inc., Class A*	1,456
192	Mattel, Inc.	4,811
118	McGraw-Hill Cos., Inc. (The)	4,564
47	MDC Holdings, Inc.	1,234
26	Meredith Corp.	917
314	MGM Resorts International*	4,377
62	Mohawk Industries, Inc.*	3,603
170	New York Times Co. (The), Class A*	1,768
363	Newell Rubbermaid, Inc.	7,020
310	Office Depot, Inc.*	1,646
85	Penn National Gaming, Inc.*	3,040
422	PulteGroup, Inc.*	2,912
132	RadioShack Corp.	1,954
77	Regal Entertainment Group, Class A	1,150
101	Royal Caribbean Cruises Ltd.*	4,423
57	Sears Holdings Corp.*	4,749
300	Service Corp. International	3,270
107	Signet Jewelers Ltd.*	4,694
201	Stanley Black & Decker, Inc.	15,242
6	Tesla Motors, Inc.*	143
181	Toll Brothers, Inc.*	3,848
32	TRW Automotive Holdings Corp.*	1,818
110	VF Corp.	10,524
415	Virgin Media, Inc.	11,305
7	Washington Post Co. (The), Class B	3,032
254	Wendy’s/Arby’s Group, Inc., Class A	1,209
54	Whirlpool Corp.	4,455
225	Wyndham Worldwide Corp.	7,038
		297,730
	Consumer Staples - 2.0%

83	Alberto-Culver Co.	3,091
62	BJ’s Wholesale Club, Inc.*	3,002
33	Brown-Forman Corp., Class B	2,282
180	Bunge Ltd.	12,991
92	Campbell Soup Co.	3,097
88	Central European Distribution Corp.*	2,011
10	Clorox Co.	677
164	Coca-Cola Enterprises, Inc.	4,313
501	ConAgra Foods, Inc.	11,603
229	Constellation Brands, Inc., Class A*	4,653
94	Corn Products International, Inc.	4,589
227	Dean Foods Co.*	2,397
248	Del Monte Foods Co.	4,695
197	Dr. Pepper Snapple Group, Inc.	7,104
88	Energizer Holdings, Inc.*	5,881
60	Flowers Foods, Inc.	1,596
233	H. J. Heinz Co.	11,701
13	Hansen Natural Corp.*	748
80	Hershey Co. (The)	4,186
173	Hormel Foods Corp.	4,740
149	J.M. Smucker Co. (The)	10,257
191	Lorillard, Inc.	14,663
83	McCormick & Co., Inc. (Non-Voting)	3,955
221	Mead Johnson Nutrition Co.	13,227
165	Molson Coors Brewing Co., Class B	7,545
69	Ralcorp Holdings, Inc.*	4,475
486	Safeway, Inc.	10,604
223	Sara Lee Corp.	3,818
172	Smithfield Foods, Inc.*	3,982
265	SUPERVALU, Inc.	2,287
373	Tyson Foods, Inc., Class A	6,949
		177,119
	Energy - 3.6%

131	Alpha Natural Resources, Inc.*	7,103
60	Arch Coal, Inc.	2,012
2	Atlas Energy LP	25
56	Atwood Oceanics, Inc.*	2,549
130	Cabot Oil & Gas Corp.	5,936
131	Cameron International Corp.*	7,746
92	Cobalt International Energy, Inc.*	1,441
59	Comstock Resources, Inc.*	1,566
153	CONSOL Energy, Inc.	7,759
4	Continental Resources, Inc.*	278
499	Denbury Resources, Inc.*	12,091
58	Diamond Offshore Drilling, Inc.	4,537
10	Dresser-Rand Group, Inc.*	493
718	El Paso Corp.	13,355
12	EQT Corp.	592
71	Exterran Holdings, Inc.*	1,612
50	Forest Oil Corp.*	1,774
132	Frontier Oil Corp.*	3,683
11	Frontline Ltd.	297
118	Helmerich & Payne, Inc.	7,669

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
18	Holly Corp.	$1,028
129	Massey Energy Co.	8,169
61	McDermott International, Inc.*	1,400
211	Murphy Oil Corp.	15,515
214	Nabors Industries Ltd.*	6,093
167	Newfield Exploration Co.*	12,156
218	Noble Energy, Inc.	20,200
69	Oceaneering International, Inc.*	5,770
59	Oil States International, Inc.*	4,295
192	Patterson-UTI Energy, Inc.	5,249
336	Peabody Energy Corp.	22,005
110	Petrohawk Energy Corp.*	2,376
145	Pioneer Natural Resources Co.	14,839
175	Plains Exploration & Production Co.*	6,855
133	Pride International, Inc.*	5,521
219	QEP Resources, Inc.	8,661
138	Quicksilver Resources, Inc.*	2,138
138	Rowan Cos., Inc.*	5,888
186	SandRidge Energy, Inc.*	2,011
27	SEACOR Holdings, Inc.	2,559
25	SM Energy Co.	1,812
156	Southern Union Co.	4,449
810	Spectra Energy Corp.	21,667
151	Sunoco, Inc.	6,321
91	Superior Energy Services, Inc.*	3,486
53	Teekay Corp.	1,824
177	Tesoro Corp.*	4,209
65	Tidewater, Inc.	4,044
50	Unit Corp.*	2,975
707	Valero Energy Corp.	19,923
553	Weatherford International Ltd.*	13,371
136	Whiting Petroleum Corp.*	8,886
		328,213
	Financials - 9.0%

69	Alexandria Real Estate Equities, Inc. (REIT)	5,534
8	Alleghany Corp.*	2,726
48	Allied World Assurance Co. Holdings Ltd.	2,962
191	AMB Property Corp. (REIT)	6,949
102	American Financial Group, Inc./OH	3,532
151	American International Group, Inc.*	5,596
9	American National Insurance Co.	731
257	Ameriprise Financial, Inc.	16,273
992	Annaly Capital Management, Inc. (REIT)	17,787
337	AON Corp.	17,740
74	Apartment Investment & Management Co., Class A (REIT)	1,898
55	Arch Capital Group Ltd.*	4,977
240	Ares Capital Corp.	4,279
97	Arthur J. Gallagher & Co.	3,046
88	Aspen Insurance Holdings Ltd.	2,600
216	Associated Banc-Corp	3,126
140	Assurant, Inc.	5,688
231	Assured Guaranty Ltd.	3,356
104	AvalonBay Communities, Inc. (REIT)	12,587
107	Axis Capital Holdings Ltd.	3,886
104	BancorpSouth, Inc.	1,658
41	Bank of Hawaii Corp.	1,934
32	BOK Financial Corp.	1,643
174	Boston Properties, Inc. (REIT)	16,690
164	Brandywine Realty Trust (REIT)	2,017
80	BRE Properties, Inc. (REIT)	3,801
66	Brown & Brown, Inc.	1,725
82	Camden Property Trust (REIT)	4,852
403	CapitalSource, Inc.	3,055
53	Capitol Federal Financial, Inc.	670
9	CBOE Holdings, Inc.	266
1,261	Chimera Investment Corp. (REIT)	5,435
183	Cincinnati Financial Corp.	6,231
250	CIT Group, Inc.*	10,830
57	City National Corp./CA	3,358
33	CNA Financial Corp.	972
221	Comerica, Inc.	8,597
95	Commerce Bancshares, Inc./MO	3,815
90	CommonWealth REIT (REIT)	2,584
84	Corporate Office Properties Trust (REIT)	3,013
66	Cullen/Frost Bankers, Inc.	3,865
249	Developers Diversified Realty Corp. (REIT)	3,561
6	Digital Realty Trust, Inc. (REIT)	353
680	Discover Financial Services	14,790
153	Douglas Emmett, Inc. (REIT)	2,869
314	Duke Realty Corp. (REIT)	4,418
275	E*Trade Financial Corp.*	4,395
185	East West Bancorp, Inc.	4,296
46	Endurance Specialty Holdings Ltd.	2,281
331	Equity Residential (REIT)	18,241
10	Erie Indemnity Co., Class A	698
23	Essex Property Trust, Inc. (REIT)	2,847
69	Everest Re Group Ltd.	6,117
31	Federal Realty Investment Trust (REIT)	2,610
36	Federated Investors, Inc., Class B	992
287	Fidelity National Financial, Inc., Class A	3,975
1,148	Fifth Third Bancorp	16,761
7	First Citizens BancShares, Inc./NC, Class A	1,414
329	First Horizon National Corp.*	3,784
261	First Niagara Financial Group, Inc.	3,779
159	Forest City Enterprises, Inc., Class A*	3,005
248	Fulton Financial Corp.	2,701
93	General Growth Properties, Inc. (REIT)*	1,481
499	Genworth Financial, Inc., Class A*	6,602
2	Green Dot Corp., Class A*	104
56	Hanover Insurance Group, Inc. (The)	2,602
509	Hartford Financial Services Group, Inc.	15,066
144	HCC Insurance Holdings, Inc.	4,484
464	HCP, Inc. (REIT)	17,632
183	Health Care REIT, Inc. (REIT)	9,556
154	Hospitality Properties Trust (REIT)	3,542
823	Host Hotels & Resorts, Inc. (REIT)	15,143
7	Howard Hughes Corp. (The)*	404
541	Hudson City Bancorp, Inc.	6,222
1,080	Huntington Bancshares, Inc./OH	7,387
32	Interactive Brokers Group, Inc., Class A	494
408	Invesco Ltd.	10,951
209	Janus Capital Group, Inc.	2,807
146	Jefferies Group, Inc.	3,513
1,100	KeyCorp	10,054
507	Kimco Realty Corp. (REIT)	9,826
193	Legg Mason, Inc.	6,996
244	Leucadia National Corp.	8,084
142	Liberty Property Trust (REIT)	4,795
378	Lincoln National Corp.	11,990
17	LPL Investment Holdings, Inc.*	571
92	M&T Bank Corp.	8,101

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
162	Macerich Co. (The) (REIT)	$8,204
109	Mack-Cali Realty Corp. (REIT)	3,699
12	Markel Corp.*	4,988
53	Marsh & McLennan Cos., Inc.	1,613
659	Marshall & Ilsley Corp.	5,120
192	MBIA, Inc.*	2,152
33	Mercury General Corp.	1,358
129	NASDAQ OMX Group, Inc. (The)*	3,691
158	Nationwide Health Properties, Inc. (REIT)	6,753
545	New York Community Bancorp, Inc.	10,170
256	NYSE Euronext	9,472
324	Old Republic International Corp.	4,050
29	OneBeacon Insurance Group Ltd., Class A	397
98	PartnerRe Ltd.	7,771
438	People’s United Financial, Inc.	5,773
65	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,300
117	Plum Creek Timber Co., Inc. (REIT)	4,909
1,279	Popular, Inc.*	4,157
400	Principal Financial Group, Inc.	13,704
838	Progressive Corp. (The)	17,456
668	ProLogis (REIT)	10,862
107	Protective Life Corp.	3,042
124	Raymond James Financial, Inc.	4,752
71	Rayonier, Inc. (REIT)	4,354
148	Realty Income Corp. (REIT)	5,324
102	Regency Centers Corp. (REIT)	4,615
1,571	Regions Financial Corp.	12,002
91	Reinsurance Group of America, Inc.	5,495
69	RenaissanceRe Holdings Ltd.	4,624
177	Senior Housing Properties Trust (REIT)	4,344
98	SL Green Realty Corp. (REIT)	7,422
608	SLM Corp.*	9,011
12	St. Joe Co. (The)*	321
59	StanCorp Financial Group, Inc.	2,714
625	SunTrust Banks, Inc.	18,856
44	Symetra Financial Corp.	629
979	Synovus Financial Corp.	2,496
68	Taubman Centers, Inc. (REIT)	3,773
178	TCF Financial Corp.	2,889
100	TFS Financial Corp.	1,038
103	Torchmark Corp.	6,721
80	Transatlantic Holdings, Inc.	4,074
212	UDR, Inc. (REIT)	5,156
64	Unitrin, Inc.	1,875
416	Unum Group	11,036
72	Validus Holdings Ltd.	2,228
201	Valley National Bancorp	2,740
143	Ventas, Inc. (REIT)	7,925
184	Vornado Realty Trust (REIT)	17,173
150	W. R. Berkley Corp.	4,493
141	Washington Federal, Inc.	2,506
150	Weingarten Realty Investors (REIT)	3,880
2	Wesco Financial Corp.	782
670	Weyerhaeuser Co. (REIT)	16,355
10	White Mountains Insurance Group Ltd.	3,798
114	Wilmington Trust Corp.	512
404	XL Group plc	9,433
229	Zions Bancorp.	5,349
		815,914
	Health Care - 1.6%

74	Alere, Inc.*	2,859
88	Beckman Coulter, Inc.	7,315
24	Bio-Rad Laboratories, Inc., Class A*	2,740
1,896	Boston Scientific Corp.*	13,575
92	Brookdale Senior Living, Inc.*	2,474
177	CareFusion Corp.*	4,836
94	Cephalon, Inc.*	5,293
55	Charles River Laboratories International, Inc.*	2,004
346	CIGNA Corp.	14,556
36	Community Health Systems, Inc.*	1,471
46	Cooper Cos., Inc. (The)	2,844
185	Coventry Health Care, Inc.*	5,587
3	Emdeon, Inc., Class A*	47
145	Endo Pharmaceuticals Holdings, Inc.*	5,150
357	Forest Laboratories, Inc.*	11,567
124	Health Net, Inc.*	3,648
12	Hill-Rom Holdings, Inc.	457
324	Hologic, Inc.*	6,538
213	Humana, Inc.*	13,847
71	Kinetic Concepts, Inc.*	3,477
67	Life Technologies Corp.*	3,576
64	LifePoint Hospitals, Inc.*	2,495
3	MEDNAX, Inc.*	195
86	Mylan, Inc.*	1,967
136	Omnicare, Inc.	3,894
80	PerkinElmer, Inc.	2,120
22	Quest Diagnostics, Inc.	1,249
42	Teleflex, Inc.	2,452
168	Tenet Healthcare Corp.*	1,206
105	Universal Health Services, Inc., Class B	4,800
133	Watson Pharmaceuticals, Inc.*	7,447
		141,686
	Industrials - 3.1%

88	Aecom Technology Corp.*	2,520
116	AGCO Corp.*	6,354
51	Alexander & Baldwin, Inc.	2,139
3	Alliant Techsystems, Inc.	216
282	AMR Corp.*	1,901
23	Armstrong World Industries, Inc.	958
130	Avery Dennison Corp.	5,190
30	Babcock & Wilcox Co. (The)*	1,013
120	BE Aerospace, Inc.*	4,046
71	Carlisle Cos., Inc.	3,054
75	Chicago Bridge & Iron Co. N.V. (NY Shares)*	2,664
166	Cintas Corp.	4,668
27	CNH Global N.V.*	1,308
62	Con-way, Inc.	2,019
14	Copa Holdings S.A., Class A	747
117	Corrections Corp. of America*	2,906
153	Covanta Holding Corp.	2,589
62	Crane Co.	2,929
86	Dover Corp.	5,525
155	Eaton Corp.	17,171
158	Equifax, Inc.	5,648
11	Flowserve Corp.	1,375
210	Fluor Corp.	14,860
11	FTI Consulting, Inc.*	363
4	Gardner Denver, Inc.	293
42	GATX Corp.	1,457
42	General Cable Corp.*	1,824
113	Goodrich Corp.	9,744
93	Harsco Corp.	3,178
35	Hertz Global Holdings, Inc.*	532
45	Hubbell, Inc., Class B	3,038

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
18	IDEX Corp.	$742
403	Ingersoll-Rand plc	18,256
230	ITT Corp.	13,324
62	Jacobs Engineering Group, Inc.*	3,104
53	Kansas City Southern*	2,853
30	KAR Auction Services, Inc.*	421
178	KBR, Inc.	5,838
26	Kennametal, Inc.	1,000
63	Kirby Corp.*	3,486
145	L-3 Communications Holdings, Inc.	11,497
102	Manpower, Inc.	6,477
314	Masco Corp.	4,267
63	Owens Corning*	2,251
144	Parker Hannifin Corp.	12,842
59	Pentair, Inc.	2,188
74	Pitney Bowes, Inc.	1,863
263	Quanta Services, Inc.*	5,999
244	R.R. Donnelley & Sons Co.	4,543
8	Regal-Beloit Corp.	584
285	Republic Services, Inc.	8,439
93	Rockwell Collins, Inc.	5,993
31	Ryder System, Inc.	1,483
45	Shaw Group, Inc. (The)*	1,787
72	Snap-On, Inc.	4,135
807	Southwest Airlines Co.	9,547
113	Spirit Aerosystems Holdings, Inc., Class A*	2,937
50	SPX Corp.	3,988
136	Terex Corp.*	4,590
166	Textron, Inc.	4,497
55	Thomas & Betts Corp.*	3,046
28	Timken Co.	1,364
45	Towers Watson & Co., Class A	2,646
99	Trinity Industries, Inc.	3,084
53	United Continental Holdings, Inc.*	1,274
104	URS Corp.*	4,839
50	USG Corp.*	857
21	UTi Worldwide, Inc.	418
30	Waste Connections, Inc.	870
36	WESCO International, Inc.*	2,096
51	Westinghouse Air Brake Technologies Corp.	2,895
		284,549
	Information Technology - 1.9%

464	Advanced Micro Devices, Inc.*	4,273
174	Amdocs Ltd.*	5,192
133	AOL, Inc.*	2,776
128	Arrow Electronics, Inc.*	5,018
60	Atmel Corp.*	881
190	Avnet, Inc.*	6,500
56	AVX Corp.	893
4	Booz Allen Hamilton Holding Corp.*	74
14	Broadridge Financial Solutions, Inc.	321
584	Brocade Communications Systems, Inc.*	3,720
91	CA, Inc.	2,255
193	Computer Sciences Corp.	9,289
122	Compuware Corp.*	1,374
124	Convergys Corp.*	1,745
146	CoreLogic, Inc.	2,723
65	Diebold, Inc.	2,285
46	EchoStar Corp., Class A*	1,596
25	Electronic Arts, Inc.*	470
157	Fairchild Semiconductor International, Inc.*	2,765
330	Fidelity National Information Services, Inc.	10,689
64	Fiserv, Inc.*	4,049
54	IAC/InterActiveCorp*	1,678
185	Ingram Micro, Inc., Class A*	3,687
88	International Rectifier Corp.*	2,828
102	Intersil Corp., Class A	1,305
4	Itron, Inc.*	227
66	Jabil Circuit, Inc.	1,414
201	KLA-Tencor Corp.	9,813
98	Lexmark International, Inc., Class A*	3,678
771	LSI Corp.*	4,850
166	MEMC Electronic Materials, Inc.*	2,253
1,070	Micron Technology, Inc.*	11,909
167	Molex, Inc.	4,664
80	Monster Worldwide, Inc.*	1,372
27	National Semiconductor Corp.	418
436	Novell, Inc.*	2,564
13	Novellus Systems, Inc.*	519
272	PMC-Sierra, Inc.*	2,149
157	Seagate Technology plc*	1,994
74	SunPower Corp., Class A*	1,263
176	Synopsys, Inc.*	4,879
58	Tech Data Corp.*	2,876
482	Tellabs, Inc.	2,598
206	Total System Services, Inc.	3,656
190	Vishay Intertechnology, Inc.*	3,315
15	Vishay Precision Group, Inc.*	248
221	Western Digital Corp.*	6,758
1,725	Xerox Corp.	18,544
31	Zebra Technologies Corp., Class A*	1,157
		171,504
	Materials - 1.6%

117	AK Steel Holding Corp.	1,870
85	Aptargroup, Inc.	4,094
89	Ashland, Inc.	5,011
182	Ball Corp.	6,570
136	Bemis Co., Inc.	4,468
82	Cabot Corp.	3,547
25	CF Industries Holdings, Inc.	3,532
143	Commercial Metals Co.	2,384
61	Cytec Industries, Inc.	3,467
53	Domtar Corp.	4,632
72	Eastman Chemical Co.	6,726
29	FMC Corp.	2,246
43	Greif, Inc., Class A	2,780
236	Huntsman Corp.	4,165
121	International Paper Co.	3,361
56	Intrepid Potash, Inc.*	2,162
214	MeadWestvaco Corp.	6,281
143	Owens-Illinois, Inc.*	4,360
129	Packaging Corp. of America	3,714
174	PPG Industries, Inc.	15,378
82	Reliance Steel & Aluminum Co.	4,537
57	Royal Gold, Inc.	2,828
81	RPM International, Inc.	1,861
22	Schnitzer Steel Industries, Inc., Class A	1,412
199	Sealed Air Corp.	5,476
44	Sherwin-Williams Co. (The)	3,613
12	Sigma-Aldrich Corp.	767
126	Sonoco Products Co.	4,546
271	Steel Dynamics, Inc.	5,003
110	Temple-Inland, Inc.	2,573
146	United States Steel Corp.	8,394
112	Valspar Corp.	4,258

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
160	Vulcan Materials Co.	$7,336
14	Walter Energy, Inc.	1,694
		145,046
	Telecommunication Services - 0.6%

376	CenturyLink, Inc.	15,484
43	Clearwire Corp., Class A*	216
760	Frontier Communications Corp.	6,452
76	Leap Wireless International, Inc.*	929
1,272	Level 3 Communications, Inc.*	1,781
164	MetroPCS Communications, Inc.*	2,362
44	NII Holdings, Inc.*	1,802
2,171	Qwest Communications International, Inc.	14,806
106	Telephone & Data Systems, Inc.	3,567
19	United States Cellular Corp.*	950
354	Windstream Corp.	4,439
		52,788
	Utilities - 3.5%

838	AES Corp. (The)*	10,366
97	AGL Resources, Inc.	3,687
139	Alliant Energy Corp.	5,474
298	Ameren Corp.	8,332
218	American Water Works Co., Inc.	6,047
171	Aqua America, Inc.	3,851
116	Atmos Energy Corp.	3,923
234	Calpine Corp.*	3,540
526	CenterPoint Energy, Inc.	8,342
306	CMS Energy Corp.	5,894
353	Consolidated Edison, Inc.	17,643
231	Constellation Energy Group, Inc.	7,177
149	DPL, Inc.	3,877
211	DTE Energy Co.	9,934
407	Edison International	15,108
90	Energen Corp.	5,499
523	FirstEnergy Corp.	20,046
958	GenOn Energy, Inc.*	3,880
170	Great Plains Energy, Inc.	3,264
117	Hawaiian Electric Industries, Inc.	2,826
96	Integrys Energy Group, Inc.	4,701
8	ITC Holdings Corp.	548
235	MDU Resources Group, Inc.	5,045
92	National Fuel Gas Co.	6,707
347	NiSource, Inc.	6,649
220	Northeast Utilities	7,489
319	NRG Energy, Inc.*	6,377
134	NSTAR	6,050
294	NV Energy, Inc.	4,319
122	OGE Energy Corp.	5,868
133	Oneok, Inc.	8,588
12	Ormat Technologies, Inc.	301
279	Pepco Holdings, Inc.	5,226
136	Pinnacle West Capital Corp.	5,743
603	PPL Corp.	15,334
359	Progress Energy, Inc.	16,410
219	Questar Corp.	3,914
141	SCANA Corp.	5,708
310	Sempra Energy	16,501
268	TECO Energy, Inc.	4,853
137	UGI Corp.	4,369
102	Vectren Corp.	2,685
149	Westar Energy, Inc.	3,874
146	Wisconsin Energy Corp.	8,643
575	Xcel Energy, Inc.	13,765
		318,377
	Total Common Stocks (Cost $2,452,966)	2,732,926

Principal Amount
	U.S. Government & Agency Security (a) - 3.0%
	Federal Home Loan Bank
$274,230	0.07%, due 03/01/11	274,230
	Total U.S. Government & Agency Security (Cost $274,230)	274,230

	Repurchase Agreements (a)(b) - 24.2%
2,192,401	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $2,192,425	2,192,401
	Total Repurchase Agreements (Cost $2,192,401)	2,192,401

	Total Investment Securities (Cost $4,919,597) — 57.4%	5,199,557
	Other assets less liabilities — 42.6%	3,860,519
	Net Assets — 100.0%	$9,060,076

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $1,488,586.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$142,299
Aggregate gross unrealized depreciation	(44,412)
Net unrealized appreciation	$97,887
Federal income tax cost of investments	$5,101,670

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$246,775	$2,726

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	2,931,200	20,535

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	7,574,088	1,961,648

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	4,629,670	697,062

		$2,681,971

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Growth

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 43.8%
	Consumer Discretionary - 8.7%

144	Aaron’s, Inc.	$3,390
240	Abercrombie & Fitch Co., Class A	13,769
292	Advance Auto Parts, Inc.	18,303
313	Aeropostale, Inc.*	8,119
172	American Eagle Outfitters, Inc.	2,640
435	Apollo Group, Inc., Class A*	19,688
103	Autoliv, Inc.	7,714
80	AutoNation, Inc.*	2,691
94	AutoZone, Inc.*	24,247
196	Bally Technologies, Inc.*	7,571
936	Bed Bath & Beyond, Inc.*	45,068
269	Big Lots, Inc.*	11,037
366	BorgWarner, Inc.*	28,405
286	Brinker International, Inc.	6,761
220	Career Education Corp.*	5,304
796	CarMax, Inc.*	28,154
288	CBS Corp., Class B	6,872
636	Chico’s FAS, Inc.	8,739
112	Chipotle Mexican Grill, Inc.*	27,440
7	Choice Hotels International, Inc.	270
1,085	Coach, Inc.	59,588
500	Darden Restaurants, Inc.	23,565
227	DeVry, Inc.	12,315
318	Dick’s Sporting Goods, Inc.*	11,810
739	Discovery Communications, Inc., Class A*	31,858
249	Dollar General Corp.*	7,034
453	Dollar Tree, Inc.*	22,795
264	DreamWorks Animation SKG, Inc., Class A*	7,292
80	Education Management Corp.*	1,550
301	Expedia, Inc.	5,978
450	Family Dollar Stores, Inc.	22,536
16	Federal-Mogul Corp.*	336
66	Fortune Brands, Inc.	4,083
187	Fossil, Inc.*	14,350
24	Garmin Ltd.	815
496	Gentex Corp.	15,019
864	Goodyear Tire & Rubber Co. (The)*	12,252
230	Guess?, Inc.	10,417
453	H&R Block, Inc.	6,881
340	Hanesbrands, Inc.*	8,809
838	Harley-Davidson, Inc.	34,207
118	Harman International Industries, Inc.	5,739
435	Hasbro, Inc.	19,531
221	Hillenbrand, Inc.	4,807
1,060	International Game Technology	17,448
37	International Speedway Corp., Class A	1,026
1,741	Interpublic Group of Cos., Inc. (The)*	22,981
107	ITT Educational Services, Inc.*	8,116
196	J. Crew Group, Inc.*	8,452
273	J.C. Penney Co., Inc.	9,544
148	John Wiley & Sons, Inc., Class A	7,076
43	Lamar Advertising Co., Class A*	1,667
56	Lear Corp.*	5,925
311	Leggett & Platt, Inc.	7,172
950	Limited Brands, Inc.	30,419
508	LKQ Corp.*	12,070
149	Macy’s, Inc.	3,561
69	Madison Square Garden, Inc., Class A*	1,971
965	Marriott International, Inc., Class A	37,838
752	Mattel, Inc.	18,845
788	McGraw-Hill Cos., Inc. (The)	30,480
54	Meredith Corp.	1,904
171	MGM Resorts International*	2,384
24	Mohawk Industries, Inc.*	1,395
79	Morningstar, Inc.	4,636
142	NetFlix, Inc.*	29,347
595	Nordstrom, Inc.	26,930
21	NVR, Inc.*	15,285
99	Office Depot, Inc.*	526
491	O’Reilly Automotive, Inc.*	27,290
103	Panera Bread Co., Class A*	12,025
421	PetSmart, Inc.	17,206
201	Phillips-Van Heusen Corp.	12,062
199	Polo Ralph Lauren Corp.	25,215
169	priceline.com, Inc.*	76,706
66	Regal Entertainment Group, Class A	986
435	Ross Stores, Inc.	31,337
182	Royal Caribbean Cruises Ltd.*	7,970
319	Scripps Networks Interactive, Inc., Class A	16,569
13,822	Sirius XM Radio, Inc.*	25,018
674	Starwood Hotels & Resorts Worldwide, Inc.	41,181
49	Strayer Education, Inc.	6,735
242	Tempur-Pedic International, Inc.*	11,359
38	Tesla Motors, Inc.*	908
119	Thor Industries, Inc.	3,956
450	Tiffany & Co.	27,697
259	Tractor Supply Co.	13,486
189	TRW Automotive Holdings Corp.*	10,735
225	Tupperware Brands Corp.	12,071
434	Urban Outfitters, Inc.*	16,657
118	Weight Watchers International, Inc.	7,213
449	Wendy’s/Arby’s Group, Inc., Class A	2,137
114	Whirlpool Corp.	9,405
342	Williams-Sonoma, Inc.	12,343
206	WMS Industries, Inc.*	8,197
268	Wynn Resorts Ltd.	32,945
		1,396,156
	Consumer Staples - 2.2%

68	Alberto-Culver Co.	2,532
1,524	Avon Products, Inc.	42,382
16	BJ’s Wholesale Club, Inc.*	775
284	Brown-Forman Corp., Class B	19,639
392	Campbell Soup Co.	13,195
252	Church & Dwight Co., Inc.	19,011
472	Clorox Co.	31,983
739	Coca-Cola Enterprises, Inc.	19,436
160	ConAgra Foods, Inc.	3,706
247	Dr. Pepper Snapple Group, Inc.	8,907
392	Estee Lauder Cos., Inc. (The), Class A	37,009
101	Flowers Foods, Inc.	2,687
393	Green Mountain Coffee Roasters, Inc.*	16,026
461	H. J. Heinz Co.	23,151
199	Hansen Natural Corp.*	11,452
213	Herbalife Ltd.	16,701
320	Hershey Co. (The)	16,742
235	McCormick & Co., Inc. (Non-Voting)	11,198
100	Mead Johnson Nutrition Co.	5,985
1,579	Sara Lee Corp.	27,032
498	Whole Foods Market, Inc.	29,163
		358,712

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Energy - 2.8%

57	Alpha Natural Resources, Inc.*	$3,091
409	Arch Coal, Inc.	13,714
1	Atlas Energy LP	10
40	Atwood Oceanics, Inc.*	1,821
496	Cameron International Corp.*	29,328
298	Cimarex Energy Co.	34,607
366	Concho Resources, Inc.*	38,986
369	CONSOL Energy, Inc.	18,712
99	Continental Resources, Inc.*	6,883
159	Core Laboratories N.V.	16,433
79	Diamond Offshore Drilling, Inc.	6,180
265	Dresser-Rand Group, Inc.*	13,059
461	El Paso Corp.	8,575
493	EQT Corp.	24,305
522	EXCO Resources, Inc.	10,685
23	Exterran Holdings, Inc.*	522
433	FMC Technologies, Inc.*	40,724
257	Forest Oil Corp.*	9,121
151	Frontline Ltd.	4,076
107	Holly Corp.	6,114
649	McDermott International, Inc.*	14,895
80	Murphy Oil Corp.	5,882
405	Nabors Industries Ltd.*	11,530
11	Oil States International, Inc.*	801
763	Petrohawk Energy Corp.*	16,481
247	Pride International, Inc.*	10,253
26	Quicksilver Resources, Inc.*	403
567	Range Resources Corp.	30,788
57	Rowan Cos., Inc.*	2,432
750	SandRidge Energy, Inc.*	8,108
152	SM Energy Co.	11,015
20	Superior Energy Services, Inc.*	766
541	Ultra Petroleum Corp.*	24,534
1,061	Weatherford International Ltd.*	25,655
30	Whiting Petroleum Corp.*	1,960
		452,449
	Financials - 3.2%

182	Affiliated Managers Group, Inc.*	19,429
56	AMB Property Corp. (REIT)	2,037
184	Ameriprise Financial, Inc.	11,651
210	AON Corp.	11,054
205	Apartment Investment & Management Co., Class A (REIT)	5,258
10	Arch Capital Group Ltd.*	905
93	Arthur J. Gallagher & Co.	2,920
121	Axis Capital Holdings Ltd.	4,395
55	Bank of Hawaii Corp.	2,594
215	Brown & Brown, Inc.	5,620
11	Capitol Federal Financial, Inc.	139
1,014	CB Richard Ellis Group, Inc., Class A*	25,391
17	CBOE Holdings, Inc.	503
293	Digital Realty Trust, Inc. (REIT)	17,234
420	Eaton Vance Corp.	13,146
16	Endurance Specialty Holdings Ltd.	793
64	Equity Residential (REIT)	3,527
73	Erie Indemnity Co., Class A	5,098
42	Essex Property Trust, Inc. (REIT)	5,199
131	Federal Realty Investment Trust (REIT)	11,028
216	Federated Investors, Inc., Class B	5,953
1,196	General Growth Properties, Inc. (REIT)*	19,040
322	Genworth Financial, Inc., Class A*	4,260
14	Green Dot Corp., Class A*	731
105	Greenhill & Co., Inc.	7,542
133	Hartford Financial Services Group, Inc.	3,937
85	Howard Hughes Corp. (The)*	4,910
141	Hudson City Bancorp, Inc.	1,622
37	Interactive Brokers Group, Inc., Class A	572
263	IntercontinentalExchange, Inc.*	33,717
505	Invesco Ltd.	13,554
59	Janus Capital Group, Inc.	792
150	Jones Lang LaSalle, Inc.	14,763
327	Lazard Ltd., Class A	14,388
13	LPL Investment Holdings, Inc.*	437
1,775	Marsh & McLennan Cos., Inc.	54,031
730	Moody’s Corp.	23,287
392	MSCI, Inc., Class A*	13,916
40	NASDAQ OMX Group, Inc. (The)*	1,144
201	NYSE Euronext	7,437
246	Plum Creek Timber Co., Inc. (REIT)	10,322
125	ProLogis (REIT)	2,032
85	Rayonier, Inc. (REIT)	5,213
532	SEI Investments Co.	12,241
296	St. Joe Co. (The)*	7,927
923	T. Rowe Price Group, Inc.	61,823
830	TD Ameritrade Holding Corp.	18,094
43	UDR, Inc. (REIT)	1,046
25	Validus Holdings Ltd.	774
152	Ventas, Inc. (REIT)	8,424
52	Vornado Realty Trust (REIT)	4,853
307	Waddell & Reed Financial, Inc., Class A	12,397
		519,100
	Health Care - 5.8%

1,238	Agilent Technologies, Inc.*	52,095
87	Alere, Inc.*	3,362
319	Alexion Pharmaceuticals, Inc.*	30,713
413	Allscripts Healthcare Solutions, Inc.*	8,818
1,005	AmerisourceBergen Corp.	38,100
511	Amylin Pharmaceuticals, Inc.*	7,818
361	BioMarin Pharmaceutical, Inc.*	8,830
42	Brookdale Senior Living, Inc.*	1,129
338	C.R. Bard, Inc.	33,043
140	CareFusion Corp.*	3,825
245	Cerner Corp.*	24,610
49	Charles River Laboratories International, Inc.*	1,786
234	Community Health Systems, Inc.*	9,564
31	Cooper Cos., Inc. (The)	1,916
230	Covance, Inc.*	12,979
346	DaVita, Inc.*	27,462
512	Dendreon Corp.*	17,198
521	DENTSPLY International, Inc.	19,470
403	Edwards Lifesciences Corp.*	34,271
93	Emdeon, Inc., Class A*	1,460
106	Emergency Medical Services Corp., Class A*	6,694
176	Gen-Probe, Inc.*	11,067
890	Health Management Associates, Inc., Class A*	8,900
325	Henry Schein, Inc.*	22,418
189	Hill-Rom Holdings, Inc.	7,195
590	Hospira, Inc.*	31,182
666	Human Genome Sciences, Inc.*	16,670
205	IDEXX Laboratories, Inc.*	15,929
433	Illumina, Inc.*	30,050

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
139	Intuitive Surgical, Inc.*	$45,585
20	Kinetic Concepts, Inc.*	979
371	Laboratory Corp. of America Holdings*	33,438
460	Life Technologies Corp.*	24,550
353	Lincare Holdings, Inc.	10,357
158	MEDNAX, Inc.*	10,259
120	Mettler-Toledo International, Inc.*	20,564
1,304	Mylan, Inc.*	29,822
329	Myriad Genetics, Inc.*	6,093
42	Omnicare, Inc.	1,202
363	Patterson Cos., Inc.	12,117
191	PerkinElmer, Inc.	5,062
287	Perrigo Co.	21,935
375	Pharmaceutical Product Development, Inc.	10,301
397	Quest Diagnostics, Inc.	22,530
249	Regeneron Pharmaceuticals, Inc.*	9,031
539	ResMed, Inc.*	17,032
218	SXC Health Solutions Corp.*	10,758
182	Talecris Biotherapeutics Holdings Corp.*	4,539
133	Techne Corp.	9,535
22	Teleflex, Inc.	1,285
1,244	Tenet Healthcare Corp.*	8,932
204	Thoratec Corp.*	5,688
176	United Therapeutics Corp.*	11,868
21	Universal Health Services, Inc., Class B	960
439	Varian Medical Systems, Inc.*	30,414
306	VCA Antech, Inc.*	7,662
719	Vertex Pharmaceuticals, Inc.*	33,556
320	Warner Chilcott plc, Class A	7,578
331	Waters Corp.*	27,490
		929,676
	Industrials - 6.9%

111	Aecom Technology Corp.*	3,179
109	Alliant Techsystems, Inc.	7,867
570	AMETEK, Inc.	23,911
382	AMR Corp.*	2,575
6	Armstrong World Industries, Inc.	250
22	Avery Dennison Corp.	878
325	Babcock & Wilcox Co. (The)*	10,975
267	Bucyrus International, Inc.	24,313
590	C.H. Robinson Worldwide, Inc.	42,710
15	Carlisle Cos., Inc.	645
146	Chicago Bridge & Iron Co. N.V. (NY Shares)*	5,186
16	CNH Global N.V.*	775
15	Con-way, Inc.	488
596	Cooper Industries plc	38,353
70	Copa Holdings S.A., Class A	3,733
214	Copart, Inc.*	8,990
71	Corrections Corp. of America*	1,764
27	Covanta Holding Corp.	457
713	Cummins, Inc.	72,099
2,970	Delta Air Lines, Inc.*	33,383
274	Donaldson Co., Inc.	15,426
420	Dover Corp.	26,985
179	Dun & Bradstreet Corp.	14,463
156	Eaton Corp.	17,282
757	Expeditors International of Washington, Inc.	36,185
471	Fastenal Co.	29,263
170	Flowserve Corp.	21,245
38	Fluor Corp.	2,689
135	FTI Consulting, Inc.*	4,454
176	Gardner Denver, Inc.	12,873
46	GATX Corp.	1,596
66	General Cable Corp.*	2,866
125	Goodrich Corp.	10,779
216	Graco, Inc.	8,793
21	Harsco Corp.	718
588	Hertz Global Holdings, Inc.*	8,943
86	Hubbell, Inc., Class B	5,806
239	IDEX Corp.	9,856
172	IHS, Inc., Class A*	14,396
650	Iron Mountain, Inc.	16,900
324	J.B. Hunt Transport Services, Inc.	13,482
269	Jacobs Engineering Group, Inc.*	13,466
366	Joy Global, Inc.	35,641
215	Kansas City Southern*	11,576
14	KAR Auction Services, Inc.*	197
31	KBR, Inc.	1,017
217	Kennametal, Inc.	8,346
12	Kirby Corp.*	664
178	Landstar System, Inc.	7,916
167	Lennox International, Inc.	8,099
151	Lincoln Electric Holdings, Inc.	10,778
467	Manitowoc Co., Inc. (The)	9,251
383	Masco Corp.	5,205
155	MSC Industrial Direct Co., Class A	9,794
253	Navistar International Corp.*	15,681
319	Oshkosh Corp.*	11,379
226	Owens Corning*	8,075
416	Pall Corp.	22,614
162	Parker Hannifin Corp.	14,447
182	Pentair, Inc.	6,749
528	Pitney Bowes, Inc.	13,295
39	R.R. Donnelley & Sons Co.	726
115	Regal-Beloit Corp.	8,389
346	Republic Services, Inc.	10,245
534	Robert Half International, Inc.	17,035
507	Rockwell Automation, Inc.	44,479
294	Rockwell Collins, Inc.	18,945
334	Roper Industries, Inc.	28,099
100	Ryder System, Inc.	4,783
173	Shaw Group, Inc. (The)*	6,872
352	Southwest Airlines Co.	4,164
57	Spirit Aerosystems Holdings, Inc., Class A*	1,481
34	SPX Corp.	2,712
301	Stericycle, Inc.*	26,012
501	Textron, Inc.	13,572
33	Thomas & Betts Corp.*	1,828
227	Timken Co.	11,059
111	Toro Co. (The)	6,926
23	Towers Watson & Co., Class A	1,352
175	TransDigm Group, Inc.*	14,066
970	United Continental Holdings, Inc.*	23,319
98	USG Corp.*	1,680
303	UTi Worldwide, Inc.	6,030
79	Valmont Industries, Inc.	8,064
367	Verisk Analytics, Inc., Class A*	11,872
209	W.W. Grainger, Inc.	27,841
229	WABCO Holdings, Inc.*	13,380
328	Waste Connections, Inc.	9,509
49	WESCO International, Inc.*	2,853
27	Westinghouse Air Brake Technologies Corp.	1,533
		1,100,547

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Information Technology - 10.3%

818	Advanced Micro Devices, Inc.*	$7,534
646	Akamai Technologies, Inc.*	24,244
190	Alliance Data Systems Corp.*	14,961
1,138	Altera Corp.	47,637
192	Amdocs Ltd.*	5,729
617	Amphenol Corp., Class A	35,465
1,060	Analog Devices, Inc.	42,273
322	ANSYS, Inc.*	18,135
45	Arrow Electronics, Inc.*	1,764
249	Atheros Communications, Inc.*	11,158
1,467	Atmel Corp.*	21,536
816	Autodesk, Inc.*	34,313
378	Avago Technologies Ltd.	12,848
13	AVX Corp.	207
646	BMC Software, Inc.*	31,977
37	Booz Allen Hamilton Holding Corp.*	684
411	Broadridge Financial Solutions, Inc.	9,420
1,127	CA, Inc.	27,927
961	Cadence Design Systems, Inc.*	9,562
329	Ciena Corp.*	9,071
661	Citrix Systems, Inc.*	46,376
452	Compuware Corp.*	5,090
382	Cree, Inc.*	20,120
583	Cypress Semiconductor Corp.*	12,220
50	Diebold, Inc.	1,758
190	Dolby Laboratories, Inc., Class A*	9,608
126	DST Systems, Inc.	6,426
1,102	Electronic Arts, Inc.*	20,718
161	Equinix, Inc.*	13,917
285	F5 Networks, Inc.*	33,633
166	Factset Research Systems, Inc.	17,410
197	First Solar, Inc.*	29,036
362	Fiserv, Inc.*	22,904
545	FLIR Systems, Inc.	17,603
260	Gartner, Inc.*	9,807
234	Genpact Ltd.*	3,264
290	Global Payments, Inc.	13,917
462	Harris Corp.	21,557
100	IAC/InterActiveCorp*	3,107
327	Informatica Corp.*	15,372
32	Ingram Micro, Inc., Class A*	638
150	Intersil Corp., Class A	1,918
998	Intuit, Inc.*	52,475
133	Itron, Inc.*	7,542
453	Jabil Circuit, Inc.	9,708
768	JDS Uniphase Corp.*	18,947
33	KLA-Tencor Corp.	1,611
450	Lam Research Corp.*	24,705
337	Lender Processing Services, Inc.	11,482
797	Linear Technology Corp.	27,544
1,926	Marvell Technology Group Ltd.*	35,207
1,075	Maxim Integrated Products, Inc.	29,648
337	MEMC Electronic Materials, Inc.*	4,573
655	Microchip Technology, Inc.	24,176
286	MICROS Systems, Inc.*	13,625
223	Monster Worldwide, Inc.*	3,824
311	National Instruments Corp.	9,666
770	National Semiconductor Corp.	11,935
570	NCR Corp.*	10,887
1,226	NetApp, Inc.*	63,335
267	NeuStar, Inc., Class A*	6,742
285	Novellus Systems, Inc.*	11,389
809	Nuance Communications, Inc.*	15,096
2,035	NVIDIA Corp.*	46,113
1,528	ON Semiconductor Corp.*	17,037
1,148	Paychex, Inc.	38,607
43	PMC-Sierra, Inc.*	340
303	Polycom, Inc.*	14,483
376	QLogic Corp.*	6,791
373	Rambus, Inc.*	7,665
671	Red Hat, Inc.*	27,699
380	Rovi Corp.*	21,060
1,100	SAIC, Inc.*	17,974
407	Salesforce.com, Inc.*	53,834
818	SanDisk Corp.*	40,573
1,163	Seagate Technology plc*	14,770
164	Silicon Laboratories, Inc.*	7,446
629	Skyworks Solutions, Inc.*	22,606
249	Solera Holdings, Inc.	12,719
136	SunPower Corp., Class A*	2,321
33	Synopsys, Inc.*	915
594	Teradata Corp.*	28,405
641	Teradyne, Inc.*	11,942
431	Trimble Navigation Ltd.*	21,184
265	Varian Semiconductor Equipment Associates, Inc.*	12,643
612	VeriSign, Inc.	21,597
156	Vistaprint N.V.*	7,989
211	WebMD Health Corp.*	12,238
187	Western Digital Corp.*	5,718
2,391	Western Union Co. (The)	52,578
921	Xilinx, Inc.	30,623
117	Zebra Technologies Corp., Class A*	4,366
		1,649,197
	Materials - 3.0%

297	Airgas, Inc.	18,586
58	AK Steel Holding Corp.	927
325	Albemarle Corp.	18,707
351	Allegheny Technologies, Inc.	23,545
25	Ashland, Inc.	1,407
138	Ball Corp.	4,982
156	Carpenter Technology Corp.	6,486
557	Celanese Corp.	23,088
182	CF Industries Holdings, Inc.	25,713
482	Cliffs Natural Resources, Inc.	46,788
116	Compass Minerals International, Inc.	10,843
576	Crown Holdings, Inc.*	22,164
156	Eagle Materials, Inc.	5,042
53	Eastman Chemical Co.	4,951
830	Ecolab, Inc.	40,371
177	FMC Corp.	13,707
283	International Flavors & Fragrances, Inc.	16,117
1,208	International Paper Co.	33,558
243	Lubrizol Corp.	26,455
162	Martin Marietta Materials, Inc.	14,395
461	Nalco Holding Co.	11,788
181	Owens-Illinois, Inc.*	5,519
97	PPG Industries, Inc.	8,573
30	Reliance Steel & Aluminum Co.	1,660
30	Royal Gold, Inc.	1,489
231	RPM International, Inc.	5,306
16	Schnitzer Steel Industries, Inc., Class A	1,027
163	Scotts Miracle-Gro Co. (The), Class A	9,156
202	Sherwin-Williams Co. (The)	16,588
399	Sigma-Aldrich Corp.	25,492
71	Temple-Inland, Inc.	1,661
304	Titanium Metals Corp.*	5,773
96	United States Steel Corp.	5,519

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
36	Valspar Corp.	$1,369
150	Walter Energy, Inc.	18,151
		476,903
	Telecommunication Services - 0.8%

412	Clearwire Corp., Class A*	2,072
1,033	Crown Castle International Corp.*	43,541
1,347	Frontier Communications Corp.	11,436
2,274	Level 3 Communications, Inc.*	3,184
428	MetroPCS Communications, Inc.*	6,163
470	NII Holdings, Inc.*	19,251
416	SBA Communications Corp., Class A*	17,510
540	tw telecom, inc.*	10,044
713	Windstream Corp.	8,941
		122,142
	Utilities - 0.1%

578	Calpine Corp.*	8,745
157	ITC Holdings Corp.	10,762
36	Ormat Technologies, Inc.	902
		20,409
	Total Common Stocks (Cost $4,956,259)	7,025,291

Principal Amount
	U.S. Government & Agency Security (a) - 3.0%
	Federal Home Loan Bank
$473,257	0.07%, due 03/01/11	473,257
	Total U.S. Government & Agency Security (Cost $473,257)	473,257

	Repurchase Agreements (a)(b) - 28.4%
4,566,761	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $4,566,819	4,566,761
	Total Repurchase Agreements (Cost $4,566,761)	4,566,761

	Total Investment Securities (Cost $9,996,277) — 75.2%	12,065,309
	Other assets less liabilities — 24.8%	3,988,157
	Net Assets — 100.0%	$16,053,466

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $3,922,090.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,815,387
Aggregate gross unrealized depreciation	(117,796)
Net unrealized appreciation	$1,697,591
Federal income tax cost of investments	$10,367,718

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$128,733	$849

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	10,205,673	36,892

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	10,314,326	2,661,932

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	4,435,967	837,487

		$3,537,160

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Value

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 55.2%
	Consumer Discretionary - 5.3%

581	1-800-Flowers.com, Inc., Class A*	$1,592
157	99 Cents Only Stores*	2,612
426	A.H. Belo Corp., Class A*	3,063
111	AFC Enterprises, Inc.*	1,642
680	American Apparel, Inc.*	775
877	American Greetings Corp., Class A	18,987
110	America’s Car-Mart, Inc.*	2,726
287	Arctic Cat, Inc.*	3,648
84	Ascena Retail Group, Inc.*	2,624
338	Ascent Media Corp., Class A*	14,101
410	Audiovox Corp., Class A*	3,395
912	Barnes & Noble, Inc.	12,212
27	Beasley Broadcasting Group, Inc., Class A*	166
1,767	Beazer Homes USA, Inc.*	8,217
627	bebe stores, inc.	3,699
31	Big 5 Sporting Goods Corp.	432
31	Biglari Holdings, Inc.*	13,261
340	Bluegreen Corp.*	1,459
91	Blyth, Inc.	3,128
721	Bob Evans Farms, Inc.	22,596
54	Body Central Corp.*	921
180	Bon-Ton Stores, Inc. (The)*	2,819
167	Books-A-Million, Inc.	989
1,276	Boyd Gaming Corp.*	13,640
67	Bravo Brio Restaurant Group, Inc.*	1,154
225	Brookfield Homes Corp.*	3,278
326	Brown Shoe Co., Inc.	5,053
32	Buckle, Inc. (The)	1,251
408	Build-A-Bear Workshop, Inc.*	2,701
951	Cabela’s, Inc.*	25,801
1,523	Callaway Golf Co.	11,788
56	Cambium Learning Group, Inc.*	200
107	Carmike Cinemas, Inc.*	768
110	Casual Male Retail Group, Inc.*	470
124	Cavco Industries, Inc.*	5,062
2,741	Charming Shoppes, Inc.*	8,963
60	Children’s Place Retail Stores, Inc. (The)*	2,742
372	Christopher & Banks Corp.	2,273
227	Churchill Downs, Inc.	9,480
1,346	Cinemark Holdings, Inc.	27,028
1,090	CKX, Inc.*	3,848
484	Collective Brands, Inc.*	11,035
270	Columbia Sportswear Co.	16,953
321	Conn’s, Inc.*	1,428
219	Core-Mark Holding Co., Inc.*	7,435
40	Cracker Barrel Old Country Store, Inc.	1,994
477	Crown Media Holdings, Inc., Class A*	1,159
176	CSS Industries, Inc.	3,080
415	Cumulus Media, Inc., Class A*	2,025
248	Dana Holding Corp.*	4,682
127	Delta Apparel, Inc.*	1,668
1,109	Dex One Corp.*	5,844
954	Dillard’s, Inc., Class A	40,392
550	Domino’s Pizza, Inc.*	9,279
283	Drew Industries, Inc.	6,546
749	E.W. Scripps Co. (The), Class A*	7,168
93	Entercom Communications Corp., Class A*	1,216
383	Ethan Allen Interiors, Inc.	8,445
1,352	Exide Technologies*	16,089
844	Finish Line (The), Class A	14,736
154	Fisher Communications, Inc.*	4,121
930	Fred’s, Inc., Class A	12,815
20	Fuel Systems Solutions, Inc.*	582
1,107	Furniture Brands International, Inc.*	4,849
376	Gaiam, Inc., Class A	2,876
820	Gaylord Entertainment Co.*	29,545
511	Genesco, Inc.*	20,195
27	Global Sources Ltd.*	311
61	Gordmans Stores, Inc.*	914
1,146	Gray Television, Inc.*	2,544
453	Group 1 Automotive, Inc.	19,139
377	Haverty Furniture Cos., Inc.	5,014
725	Helen of Troy Ltd.*	20,249
255	Hooker Furniture Corp.	3,473
611	HOT Topic, Inc.	3,269
1,456	Hovnanian Enterprises, Inc., Class A*	5,940
1,708	Iconix Brand Group, Inc.*	37,747
406	Isle of Capri Casinos, Inc.*	3,755
89	Jack in the Box, Inc.*	1,958
660	Jakks Pacific, Inc.*	12,302
103	Johnson Outdoors, Inc., Class A*	1,590
2,061	Jones Group, Inc. (The)	27,411
861	Journal Communications, Inc., Class A*	5,287
123	Kenneth Cole Productions, Inc., Class A*	1,599
239	Kid Brands, Inc.*	2,237
61	Knology, Inc.*	849
304	K-Swiss, Inc., Class A*	3,043
1,086	La-Z-Boy, Inc.*	10,903
133	Leapfrog Enterprises, Inc.*	577
466	Libbey, Inc.*	8,011
112	Life Time Fitness, Inc.*	4,295
219	Lifetime Brands, Inc.*	2,630
625	LIN TV Corp., Class A*	3,819
460	Lions Gate Entertainment Corp.*	2,815
459	Lithia Motors, Inc., Class A	6,949
3,328	Live Nation Entertainment, Inc.*	35,377
410	LodgeNet Interactive Corp.*	1,460
438	M/I Homes, Inc.*	5,847
276	Mac-Gray Corp.	4,405
482	Marcus Corp.	6,276
522	MarineMax, Inc.*	4,714
210	McCormick & Schmick’s Seafood Restaurants, Inc.*	2,157
412	Media General, Inc., Class A*	2,818
946	Mediacom Communications Corp., Class A*	8,344
1,245	Men’s Wearhouse, Inc. (The)	33,242
759	Meritage Homes Corp.*	19,590
1,094	Modine Manufacturing Co.*	16,191
152	Monarch Casino & Resort, Inc.*	1,588
332	Morgans Hotel Group Co.*	2,951
368	Movado Group, Inc.*	5,178
572	Multimedia Games, Inc.*	3,146
556	New York & Co., Inc.*	3,864
204	Nexstar Broadcasting Group, Inc., Class A*	1,424
424	O’Charleys, Inc.*	2,692
1,280	OfficeMax, Inc.*	17,587
2,422	Orient-Express Hotels Ltd., Class A*	30,566
278	Outdoor Channel Holdings, Inc.*	2,177
1,571	Pacific Sunwear of California, Inc.*	7,085
101	Papa John’s International, Inc.*	2,947
651	Penske Automotive Group, Inc.*	13,261
1,241	PEP Boys-Manny Moe & Jack	15,550

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
222	Perry Ellis International, Inc.*	$6,447
1,346	Pinnacle Entertainment, Inc.*	17,673
151	Playboy Enterprises, Inc., Class B*	927
277	PRIMEDIA, Inc.	1,291
3,066	Quiksilver, Inc.*	13,214
741	Radio One, Inc., Class D*	1,645
466	RC2 Corp.*	10,117
286	Red Lion Hotels Corp.*	2,442
369	Red Robin Gourmet Burgers, Inc.*	8,804
1,359	Regis Corp.	23,823
1,557	Rent-A-Center, Inc.	51,474
1,526	Ruby Tuesday, Inc.*	20,387
1,042	Ryland Group, Inc.	18,089
3,202	Saks, Inc.*	39,224
210	Sally Beauty Holdings, Inc.*	2,724
609	Scholastic Corp.	19,123
757	Scientific Games Corp., Class A*	6,783
702	Sealy Corp.*	2,022
194	Select Comfort Corp.*	2,159
62	Shiloh Industries, Inc.	740
177	Shoe Carnival, Inc.*	4,591
991	Sinclair Broadcast Group, Inc., Class A	12,824
162	Skyline Corp.	3,255
82	Smith & Wesson Holding Corp.*	327
793	Sonic Automotive, Inc., Class A	11,403
778	Spartan Motors, Inc.	4,940
294	Speedway Motorsports, Inc.	4,298
866	Stage Stores, Inc.	15,103
356	Standard Motor Products, Inc.	4,140
2,529	Standard Pacific Corp.*	10,116
379	Stein Mart, Inc.	3,104
134	Steinway Musical Instruments, Inc.*	2,878
1,925	Stewart Enterprises, Inc., Class A	14,669
412	Superior Industries International, Inc.	8,191
43	Systemax, Inc.*	587
211	Talbots, Inc.*	1,319
274	Timberland Co. (The), Class A*	10,122
37	Tower International, Inc.*	640
698	Tuesday Morning Corp.*	3,260
324	Unifi, Inc.*	6,153
202	Universal Electronics, Inc.*	5,505
857	Vail Resorts, Inc.*	41,822
90	Vera Bradley, Inc.*	3,091
731	Warner Music Group Corp.*	4,393
344	West Marine, Inc.*	3,588
649	Wet Seal, Inc. (The), Class A*	2,577
88	Weyco Group, Inc.	2,242
72	World Wrestling Entertainment, Inc., Class A	930
		1,370,964
	Consumer Staples - 1.7%

55	Alico, Inc.	1,458
2,107	Alliance One International, Inc.*	7,648
435	Andersons, Inc. (The)	20,897
502	B&G Foods, Inc.	7,530
32	Cal-Maine Foods, Inc.	924
552	Casey’s General Stores, Inc.	22,671
1,256	Central Garden and Pet Co., Class A*	11,568
1,062	Chiquita Brands International, Inc.*	18,256
646	Darling International, Inc.*	8,973
849	Dole Food Co., Inc.*	12,523
574	Elizabeth Arden, Inc.*	16,698
151	Farmer Bros Co.	1,983
938	Fresh Del Monte Produce, Inc.	26,808
238	Fresh Market, Inc. (The)*	9,710
56	Griffin Land & Nurseries, Inc.	1,847
1,018	Hain Celestial Group, Inc. (The)*	30,357
214	Harbinger Group, Inc.*	1,162
288	Imperial Sugar Co.	3,110
297	Ingles Markets, Inc., Class A	5,711
18	J&J Snack Foods Corp.	791
187	John B. Sanfilippo & Son, Inc.*	2,253
236	MGP Ingredients, Inc.	2,145
297	Nash Finch Co.	11,990
219	Nutraceutical International Corp.*	3,241
100	Oil-Dri Corp. of America	2,031
497	Pantry, Inc. (The)*	7,833
646	Pilgrim’s Pride Corp.*	4,981
989	Prestige Brands Holdings, Inc.*	10,899
99	Primo Water Corp.*	1,265
129	Revlon, Inc., Class A*	1,927
12,185	Rite Aid Corp.*	15,962
495	Ruddick Corp.	18,167
59	Sanderson Farms, Inc.	2,440
198	Schiff Nutrition International, Inc.	1,697
198	Seneca Foods Corp., Class A*	5,570
800	Smart Balance, Inc.*	3,472
533	Spartan Stores, Inc.	8,032
430	Spectrum Brands Holdings, Inc.*	12,341
149	Susser Holdings Corp.*	2,064
55	Tootsie Roll Industries, Inc.	1,573
823	TreeHouse Foods, Inc.*	42,936
572	Universal Corp.	23,921
365	Vector Group Ltd.	6,165
75	Village Super Market, Inc., Class A	2,253
20	WD-40 Co.	813
260	Weis Markets, Inc.	10,314
1,303	Winn-Dixie Stores, Inc.*	9,095
		426,005
	Energy - 4.6%

1,218	Abraxas Petroleum Corp.*	7,271
181	Alon USA Energy, Inc.	2,006
70	Amyris, Inc.*	2,274
411	Approach Resources, Inc.*	13,378
1,052	ATP Oil & Gas Corp.*	21,366
549	Basic Energy Services, Inc.*	10,530
1,210	Berry Petroleum Co., Class A	62,908
1,087	Bill Barrett Corp.*	42,263
1,757	BPZ Resources, Inc.*	11,421
850	Bristow Group, Inc.*	40,732
2,228	Cal Dive International, Inc.*	15,329
864	Cheniere Energy, Inc.*	8,968
14	Clayton Williams Energy, Inc.*	1,485
595	Cloud Peak Energy, Inc.*	12,198
1,839	Complete Production Services, Inc.*	52,982
96	Contango Oil & Gas Co.*	5,883
952	Crosstex Energy, Inc.	9,787
717	CVR Energy, Inc.*	13,551
185	Dawson Geophysical Co.*	9,235
321	Delek U.S. Holdings, Inc.	3,611
4,375	Delta Petroleum Corp.*	5,119
1,151	DHT Holdings, Inc.	5,352
684	Energy Partners Ltd.*	11,197
1,313	Gastar Exploration Ltd.*	6,499
1,861	General Maritime Corp.	5,211
388	GeoResources, Inc.*	12,210
177	Global Geophysical Services, Inc.*	2,490
2,397	Global Industries Ltd.*	21,525
1,239	GMX Resources, Inc.*	6,430
807	Golar LNG Ltd.	15,381
578	Goodrich Petroleum Corp.*	11,757

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
433	Green Plains Renewable Energy, Inc.*	$5,296
339	Gulf Island Fabrication, Inc.	10,499
551	GulfMark Offshore, Inc., Class A*	24,453
9	Hallador Energy Co.	91
787	Harvest Natural Resources, Inc.*	11,726
2,474	Helix Energy Solutions Group, Inc.*	38,100
2,715	Hercules Offshore, Inc.*	13,412
550	Hornbeck Offshore Services, Inc.*	15,626
3,104	International Coal Group, Inc.*	30,637
127	James River Coal Co.*	2,667
2,795	Key Energy Services, Inc.*	43,323
578	Knightsbridge Tankers Ltd.	14,097
214	Kodiak Oil & Gas Corp.*	1,620
525	Matrix Service Co.*	7,329
507	Miller Petroleum, Inc.*	2,783
286	Natural Gas Services Group, Inc.*	5,531
1,960	Newpark Resources, Inc.*	13,681
1,109	Nordic American Tanker Shipping	27,159
577	Oasis Petroleum, Inc.*	19,918
605	Overseas Shipholding Group, Inc.	20,425
7	OYO Geospace Corp.*	712
2,744	Parker Drilling Co.*	14,433
1,849	Patriot Coal Corp.*	43,636
1,075	Penn Virginia Corp.	17,490
554	Petroleum Development Corp.*	25,999
1,005	Petroquest Energy, Inc.*	8,663
313	PHI, Inc. (Non-Voting)*	6,730
1,280	Pioneer Drilling Co.*	14,490
109	RAM Energy Resources, Inc.*	191
819	Resolute Energy Corp.*	14,848
172	REX American Resources Corp.*	2,523
637	Rex Energy Corp.*	8,026
483	Rosetta Resources, Inc.*	21,909
78	Scorpio Tankers, Inc.*	803
1,058	Ship Finance International Ltd.	21,996
948	Stone Energy Corp.*	28,705
992	Swift Energy Co.*	42,606
893	Teekay Tankers Ltd., Class A	9,546
714	Tesco Corp.*	13,130
1,595	Tetra Technologies, Inc.*	22,027
350	Union Drilling, Inc.*	2,709
2,698	USEC, Inc.*	14,353
1,055	Vaalco Energy, Inc.*	8,461
3,597	Vantage Drilling Co.*	7,482
398	Venoco, Inc.*	7,343
777	W&T Offshore, Inc.	19,837
1,409	Warren Resources, Inc.*	6,932
1,213	Western Refining, Inc.*	19,736
1,132	Willbros Group, Inc.*	12,860
733	World Fuel Services Corp.	30,376
		1,207,274
	Financials - 20.4%

361	1st Source Corp.	7,065
518	1st United Bancorp, Inc./FL*	3,326
493	Abington Bancorp, Inc.	6,163
756	Acadia Realty Trust (REIT)	14,969
1,145	Advance America Cash Advance Centers, Inc.	6,160
206	Agree Realty Corp. (REIT)	5,259
17	Alexander’s, Inc. (REIT)	6,727
110	Alliance Financial Corp./NY	3,490
2,279	Alterra Capital Holdings Ltd.	49,295
1,544	American Campus Communities, Inc. (REIT)	51,600
2,171	American Capital Agency Corp. (REIT)	63,936
8,034	American Capital Ltd.*	75,038
1,384	American Equity Investment Life Holding Co.	18,269
145	American National Bankshares, Inc.	3,157
245	American Safety Insurance Holdings Ltd.*	5,231
559	Ameris Bancorp*	5,640
446	AMERISAFE, Inc.*	8,902
193	Ames National Corp.	3,632
528	AmTrust Financial Services, Inc.	10,153
2,810	Anworth Mortgage Asset Corp. (REIT)	20,063
415	Apollo Commercial Real Estate Finance, Inc. (REIT)	7,063
4,586	Apollo Investment Corp.	56,729
735	Argo Group International Holdings Ltd.	27,996
159	Arlington Asset Investment Corp., Class A	4,462
217	Arrow Financial Corp.	5,434
63	Artio Global Investors, Inc.	999
1,075	Ashford Hospitality Trust, Inc. (REIT)*	11,083
355	Asset Acceptance Capital Corp.*	2,087
439	Associated Estates Realty Corp. (REIT)	7,134
250	Asta Funding, Inc.	2,162
2,043	Astoria Financial Corp.	28,643
210	Avatar Holdings, Inc.*	4,473
194	Baldwin & Lyons, Inc., Class B	4,732
166	Bancfirst Corp.	6,979
652	Banco Latinoamericano de Comercio Exterior S.A., Class E	10,954
87	Bancorp Rhode Island, Inc.	2,741
533	Bancorp, Inc. (The)/DE*	4,520
1,076	Bank Mutual Corp.	4,971
124	Bank of Marin Bancorp	4,495
267	Bank of the Ozarks, Inc.	11,494
452	BankFinancial Corp.	3,955
821	Beneficial Mutual Bancorp, Inc.*	7,389
332	Berkshire Hills Bancorp, Inc.	7,490
3,095	BioMed Realty Trust, Inc. (REIT)	56,174
1,692	BlackRock Kelso Capital Corp.	21,032
166	BofI Holding, Inc.*	2,510
1,770	Boston Private Financial Holdings, Inc.	12,549
99	Bridge Bancorp, Inc.	2,191
1,397	Brookline Bancorp, Inc.	14,515
229	Bryn Mawr Bank Corp.	4,798
456	Calamos Asset Management, Inc., Class A	7,560
44	California First National Bancorp	642
181	Camden National Corp.	6,089
655	Campus Crest Communities, Inc. (REIT)	9,380
281	Capital City Bank Group, Inc.	3,532
67	Capital Southwest Corp.	6,696
1,353	CapLease, Inc. (REIT)	7,266
1,659	Capstead Mortgage Corp. (REIT)	21,799
680	Cardinal Financial Corp.	7,568
470	Cash America International, Inc.	20,074
1,857	Cathay General Bancorp	32,906
3,266	CBL & Associates Properties, Inc. (REIT)	58,298
1,291	Cedar Shopping Centers, Inc. (REIT)	7,823

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
840	Center Financial Corp.*	$6,695
607	CenterState Banks, Inc.	4,401
80	Century Bancorp, Inc./MA, Class A	2,163
293	Chatham Lodging Trust (REIT)	5,119
578	Chemical Financial Corp.	11,629
354	Chesapeake Lodging Trust (REIT)	6,584
287	Citizens & Northern Corp.	4,509
9,330	Citizens Republic Bancorp, Inc.*	7,846
862	Citizens, Inc./TX*	6,431
373	City Holding Co.	12,775
236	Clifton Savings Bancorp, Inc.	2,690
418	CNA Surety Corp.*	10,567
288	CNB Financial Corp./PA	4,072
4,823	CNO Financial Group, Inc.*	34,919
764	CoBiz Financial, Inc.	4,981
1,017	Cogdell Spencer, Inc. (REIT)	6,519
81	Cohen & Steers, Inc.	2,365
1,837	Colonial Properties Trust (REIT)	36,207
411	Colony Financial, Inc. (REIT)	8,734
929	Columbia Banking System, Inc.	18,431
784	Community Bank System, Inc.	19,725
323	Community Trust Bancorp, Inc.	9,241
774	Compass Diversified Holdings	12,547
239	CompuCredit Holdings Corp.*	1,592
128	Consolidated-Tomoka Land Co.	4,388
421	Coresite Realty Corp. (REIT)	6,542
2,152	Cousins Properties, Inc. (REIT)	18,249
857	Cowen Group, Inc., Class A*	3,668
320	CreXus Investment Corp. (REIT)	4,224
2,125	CVB Financial Corp.	17,765
1,641	Cypress Sharpridge Investments, Inc. (REIT)	20,447
446	Danvers Bancorp, Inc.	9,741
5,804	DCT Industrial Trust, Inc. (REIT)	32,618
1,124	Delphi Financial Group, Inc., Class A	34,799
4	Diamond Hill Investment Group, Inc.	298
3,917	DiamondRock Hospitality Co. (REIT)*	46,064
632	Dime Community Bancshares, Inc.	9,809
264	Donegal Group, Inc., Class A	3,369
527	Doral Financial Corp.*	696
609	DuPont Fabros Technology, Inc. (REIT)	14,872
635	Dynex Capital, Inc. (REIT)	6,712
389	Eagle Bancorp, Inc.*	5,757
353	EastGroup Properties, Inc. (REIT)	16,072
1,707	Education Realty Trust, Inc. (REIT)	14,083
113	EMC Insurance Group, Inc.	2,758
942	Employers Holdings, Inc.	18,953
190	Encore Bancshares, Inc.*	2,327
102	Encore Capital Group, Inc.*	2,777
155	Enstar Group Ltd.*	12,998
351	Enterprise Financial Services Corp.	4,640
1,100	Entertainment Properties Trust (REIT)	52,437
25	Epoch Holding Corp.	393
210	Equity Lifestyle Properties, Inc. (REIT)	12,188
820	Equity One, Inc. (REIT)	15,695
210	ESB Financial Corp.	2,911
313	ESSA Bancorp, Inc.	4,069
20	Evercore Partners, Inc., Class A	690
355	Excel Trust, Inc. (REIT)	4,335
2,063	Extra Space Storage, Inc. (REIT)	40,744
80	EZCORP, Inc., Class A*	2,294
317	FBL Financial Group, Inc., Class A	9,903
1,244	FBR Capital Markets Corp.*	4,628
228	Federal Agricultural Mortgage Corp., Class C	4,544
1,180	FelCor Lodging Trust, Inc. (REIT)*	8,933
1,576	Fifth Street Finance Corp.	21,702
258	Financial Institutions, Inc.	4,977
2,310	First American Financial Corp.	36,406
207	First Bancorp, Inc./ME	3,024
504	First BanCorp./Puerto Rico*	2,339
354	First Bancorp/NC	5,218
1,474	First Busey Corp.	7,473
2,479	First Commonwealth Financial Corp.	16,237
373	First Community Bancshares, Inc./VA	4,592
1,369	First Financial Bancorp	23,177
277	First Financial Bankshares, Inc.	13,905
262	First Financial Corp./IN	8,491
391	First Financial Holdings, Inc.	4,168
1,497	First Industrial Realty Trust, Inc. (REIT)*	16,781
293	First Interstate BancSystem, Inc.	4,186
1,310	First Marblehead Corp. (The)*	3,052
604	First Merchants Corp.	5,370
1,752	First Midwest Bancorp, Inc./IL	21,147
164	First of Long Island Corp. (The)	4,428
1,181	First Potomac Realty Trust (REIT)	19,050
195	First South Bancorp, Inc./NC	1,053
2,549	FirstMerit Corp.	43,460
1,606	Flagstar Bancorp, Inc.*	2,811
1,056	Flagstone Reinsurance Holdings S.A.	12,038
737	Flushing Financial Corp.	10,554
2,853	FNB Corp./PA	28,616
861	Forestar Group, Inc.*	16,583
128	Fox Chase Bancorp, Inc.	1,644
217	FPIC Insurance Group, Inc.*	8,172
1,636	Franklin Street Properties Corp. (REIT)	24,589
64	GAMCO Investors, Inc., Class A	2,972
297	German American Bancorp, Inc.	5,132
32	Gerova Financial Group Ltd.*^	168
304	Getty Realty Corp. (REIT)	8,944
655	GFI Group, Inc.	3,275
1,701	Glacier Bancorp, Inc.	26,587
498	Gladstone Capital Corp.	5,672
224	Gladstone Commercial Corp. (REIT)	4,113
522	Gladstone Investment Corp.	4,317
933	Gleacher & Co., Inc.*	1,791
2,363	Glimcher Realty Trust (REIT)	21,740
326	Global Indemnity plc*	7,270
175	Golub Capital BDC, Inc.	3,024
652	Government Properties Income Trust (REIT)	17,715
240	Great Southern Bancorp, Inc.	5,143
280	Green Bankshares, Inc.*	960
669	Greenlight Capital Re Ltd., Class A*	19,361
275	Hallmark Financial Services*	2,475
690	Hancock Holding Co.	23,922
2,422	Hanmi Financial Corp.*	3,028
274	Harleysville Group, Inc.	10,015
730	Harris & Harris Group, Inc.*	4,271
1,364	Hatteras Financial Corp. (REIT)	40,347
1,590	Healthcare Realty Trust, Inc. (REIT)	37,047
309	Heartland Financial USA, Inc.	5,244
857	Hercules Technology Growth Capital, Inc.	9,478
326	Heritage Financial Corp./WA*	4,877
35	Heritage Financial Group, Inc.	462
3,185	Hersha Hospitality Trust (REIT)	20,925

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
153	HFF, Inc., Class A*	$2,020
1,694	Highwoods Properties, Inc. (REIT)	57,477
938	Hilltop Holdings, Inc.*	9,080
171	Home Bancorp, Inc.*	2,483
519	Home Bancshares, Inc./AR	11,693
395	Home Federal Bancorp, Inc./ID	4,392
596	Home Properties, Inc. (REIT)	35,116
928	Horace Mann Educators Corp.	15,730
315	Hudson Pacific Properties, Inc. (REIT)	4,741
310	Hudson Valley Holding Corp.	6,609
633	Iberiabank Corp.	36,265
501	Independent Bank Corp./MA	13,622
296	Infinity Property & Casualty Corp.	17,970
1,759	Inland Real Estate Corp. (REIT)	16,570
301	International Assets Holding Corp.*	7,287
1,255	International Bancshares Corp.	23,958
800	Internet Capital Group, Inc.*	10,952
1,179	Invesco Mortgage Capital, Inc. (REIT)	27,518
1,031	Investment Technology Group, Inc.*	19,744
980	Investors Bancorp, Inc.*	13,269
1,775	Investors Real Estate Trust (REIT)	16,543
2,209	iStar Financial, Inc. (REIT)*	22,068
324	JMP Group, Inc.	2,767
66	Kaiser Federal Financial Group, Inc.	890
99	Kansas City Life Insurance Co.	3,380
241	Kayne Anderson Energy Development Co.	4,444
270	KBW, Inc.	6,909
358	Kearny Financial Corp.	3,516
30	Kennedy-Wilson Holdings, Inc.*	330
1,285	Kilroy Realty Corp. (REIT)	49,794
1,283	Kite Realty Group Trust (REIT)	7,236
2,236	Knight Capital Group, Inc., Class A*	31,326
879	LaBranche & Co., Inc.*	3,692
513	Lakeland Bancorp, Inc.	4,944
381	Lakeland Financial Corp.	8,542
1,651	LaSalle Hotel Properties (REIT)	46,575
2,500	Lexington Realty Trust (REIT)	23,675
24	Life Partners Holdings, Inc.	198
502	LTC Properties, Inc. (REIT)	14,668
1,174	Maiden Holdings Ltd.	9,380
352	Main Street Capital Corp.	6,934
476	MainSource Financial Group, Inc.	4,731
203	Marlin Business Services Corp.*	2,253
1,253	MB Financial, Inc.	25,774
1,811	MCG Capital Corp.	13,220
1,282	Meadowbrook Insurance Group, Inc.	13,025
351	Medallion Financial Corp.	2,843
2,631	Medical Properties Trust, Inc. (REIT)	30,862
113	Merchants Bancshares, Inc.	2,881
215	Meridian Interstate Bancorp, Inc.*	2,795
320	Metro Bancorp, Inc.*	3,923
2,740	MF Global Holdings Ltd.*	23,756
6,628	MFA Financial, Inc. (REIT)	56,139
4,742	MGIC Investment Corp.*	40,734
298	Mid-America Apartment Communities, Inc. (REIT)	19,361
177	MidSouth Bancorp, Inc.	2,512
163	MidWestOne Financial Group, Inc.	2,363
421	Mission West Properties, Inc. (REIT)	2,884
629	Monmouth Real Estate Investment Corp., Class A (REIT)	5,196
1,578	Montpelier Re Holdings Ltd.	31,828
1,136	MPG Office Trust, Inc. (REIT)*	4,487
539	MVC Capital, Inc.	7,605
898	Nara Bancorp, Inc.*	9,411
83	NASB Financial, Inc.*	1,252
164	National Bankshares, Inc.	4,756
1,009	National Financial Partners Corp.*	14,267
330	National Health Investors, Inc. (REIT)	15,682
155	National Interstate Corp.	3,230
2,981	National Penn Bancshares, Inc.	23,669
1,971	National Retail Properties, Inc. (REIT)	50,635
52	National Western Life Insurance Co., Class A	9,094
288	Navigators Group, Inc. (The)*	15,108
815	NBT Bancorp, Inc.	18,134
570	Nelnet, Inc., Class A	12,728
355	Netspend Holdings, Inc.*	4,654
2,507	NewAlliance Bancshares, Inc.	39,209
1,467	Newcastle Investment Corp. (REIT)*	12,381
613	NewStar Financial, Inc.*	6,492
512	NGP Capital Resources Co.	5,151
425	Northfield Bancorp, Inc.	5,691
1,784	NorthStar Realty Finance Corp. (REIT)	10,686
2,619	Northwest Bancshares, Inc.	31,795
343	OceanFirst Financial Corp.	4,754
1,756	Ocwen Financial Corp.*	18,578
2,214	Old National Bancorp/IN	24,797
1,878	Omega Healthcare Investors, Inc. (REIT)	45,016
282	OmniAmerican Bancorp, Inc.*	4,419
250	One Liberty Properties, Inc. (REIT)	3,720
238	Oppenheimer Holdings Inc., Class A	7,811
1,096	Oriental Financial Group, Inc.	13,119
911	Oritani Financial Corp.	11,725
159	Orrstown Financial Services, Inc.	4,372
435	Pacific Continental Corp.	4,380
727	PacWest Bancorp	15,056
295	Park National Corp.	19,420
510	Parkway Properties, Inc./MD (REIT)	8,267
208	Peapack Gladstone Financial Corp.	2,777
876	Pebblebrook Hotel Trust (REIT)	19,219
1,046	PennantPark Investment Corp.	13,284
91	Penns Woods Bancorp, Inc.	3,552
1,308	Pennsylvania Real Estate Investment Trust (REIT)	18,888
623	PennyMac Mortgage Investment Trust (REIT)	11,744
484	Penson Worldwide, Inc.*	3,185
249	Peoples Bancorp, Inc./OH	3,364
1,311	PHH Corp.*	32,355
2,744	Phoenix Cos., Inc. (The)*	7,299
535	Pico Holdings, Inc.*	15,895
789	Pinnacle Financial Partners, Inc.*	12,585
367	Piper Jaffray Cos.*	15,102
885	Platinum Underwriters Holdings Ltd.	36,905
3,381	PMI Group, Inc. (The)*	10,008
94	Porter Bancorp, Inc.	791
1,150	Post Properties, Inc. (REIT)	44,850
453	Potlatch Corp. (REIT)	17,395
489	Presidential Life Corp.	4,900
569	Primerica, Inc.	14,657
384	Primus Guaranty Ltd.*	1,939
1,230	PrivateBancorp, Inc.	17,614
727	ProAssurance Corp.*	46,041
2,086	Prospect Capital Corp.	25,324
1,103	Prosperity Bancshares, Inc.	45,024
1,418	Provident Financial Services, Inc.	21,001

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
919	Provident New York Bancorp	$8,712
353	PS Business Parks, Inc. (REIT)	22,253
3,146	Radian Group, Inc.	22,211
2,505	RAIT Financial Trust (REIT)	8,567
898	Ramco-Gershenson Properties Trust (REIT)	12,132
1,843	Redwood Trust, Inc. (REIT)	30,188
592	Renasant Corp.	9,513
231	Republic Bancorp, Inc./KY, Class A	3,959
1,165	Resource Capital Corp. (REIT)	8,633
989	Retail Opportunity Investments Corp. (REIT)	10,879
434	RLI Corp.	24,916
192	Rockville Financial, Inc.	3,108
38	Rodman & Renshaw Capital Group, Inc.*	84
191	Roma Financial Corp.	2,005
586	S&T Bancorp, Inc.	13,068
239	S.Y. Bancorp, Inc.	5,927
589	Sabra Healthcare REIT, Inc. (REIT)	10,849
437	Safeguard Scientifics, Inc.*	9,168
299	Safety Insurance Group, Inc.	14,388
492	Sanders Morris Harris Group, Inc.	3,459
567	Sandy Spring Bancorp, Inc.	10,824
50	Saul Centers, Inc. (REIT)	2,300
302	SCBT Financial Corp.	9,782
521	SeaBright Holdings, Inc.	5,486
1,260	Selective Insurance Group, Inc.	22,907
270	Sierra Bancorp	2,927
407	Simmons First National Corp., Class A	11,713
136	Solar Capital Ltd.	3,332
374	Southside Bancshares, Inc.	8,531
459	Southwest Bancorp, Inc./OK*	6,532
652	Sovran Self Storage, Inc. (REIT)	25,298
1,694	Starwood Property Trust, Inc. (REIT)	39,623
341	State Auto Financial Corp.	5,892
393	State Bancorp, Inc./NY	4,134
540	StellarOne Corp.	7,954
635	Sterling Bancorp/NY	6,375
2,169	Sterling Bancshares, Inc./TX	19,629
409	Stewart Information Services Corp.	4,560
76	Stifel Financial Corp.*	5,452
2,500	Strategic Hotels & Resorts, Inc. (REIT)*	16,250
163	Suffolk Bancorp	3,356
449	Sun Communities, Inc. (REIT)	15,526
2,792	Sunstone Hotel Investors, Inc. (REIT)*	29,986
3,067	Susquehanna Bancshares, Inc.	29,321
987	SVB Financial Group*	53,476
676	SWS Group, Inc.	3,644
816	Tanger Factory Outlet Centers (REIT)	21,746
227	Taylor Capital Group, Inc.*	2,420
205	Tejon Ranch Co.*	5,394
207	Terreno Realty Corp. (REIT)*	3,794
289	Territorial Bancorp, Inc.	5,719
864	Texas Capital Bancshares, Inc.*	21,807
213	THL Credit, Inc.	2,865
833	Thomas Properties Group, Inc.*	2,807
751	TICC Capital Corp.	9,478
187	Tompkins Financial Corp.	7,667
226	Tower Bancorp, Inc.	5,182
485	Tower Group, Inc.	13,182
556	TowneBank/VA	8,279
719	TradeStation Group, Inc.*	4,839
438	Triangle Capital Corp.	8,414
330	Trico Bancshares	5,356
1,724	TrustCo Bank Corp NY	10,396
1,511	Trustmark Corp.	35,433
957	Two Harbors Investment Corp. (REIT)	10,575
750	UMB Financial Corp.	29,910
248	UMH Properties, Inc. (REIT)	2,569
2,709	Umpqua Holdings Corp.	30,991
422	Union First Market Bankshares Corp.	4,857
918	United Bankshares, Inc.	26,292
2,229	United Community Banks, Inc./GA*	3,054
396	United Financial Bancorp, Inc.	6,182
540	United Fire & Casualty Co.	11,173
131	Universal Health Realty Income Trust (REIT)	5,210
408	Universal Insurance Holdings, Inc.	2,354
392	Univest Corp. of Pennsylvania	7,072
460	Urstadt Biddle Properties, Inc., Class A (REIT)	8,919
2,211	U-Store-It Trust (REIT)	22,663
214	ViewPoint Financial Group	2,842
509	Virginia Commerce Bancorp, Inc.*	3,003
10	Virtus Investment Partners, Inc.*	583
608	Walter Investment Management Corp. (REIT)	11,911
362	Washington Banking Co.	5,104
1,137	Washington Real Estate Investment Trust (REIT)	35,520
334	Washington Trust Bancorp, Inc.	7,675
169	Waterstone Financial, Inc.*	495
1,676	Webster Financial Corp.	38,850
546	WesBanco, Inc.	11,379
369	West Bancorp., Inc.	2,808
2,217	West Coast Bancorp/OR*	7,471
386	Westamerica Bancorp.	19,910
1,550	Western Alliance Bancorp.*	12,571
700	Westfield Financial, Inc.	6,356
11	Westwood Holdings Group, Inc.	413
2,282	Whitney Holding Corp./LA	32,359
461	Wilshire Bancorp, Inc.	3,047
539	Winthrop Realty Trust (REIT)	6,576
813	Wintrust Financial Corp.	27,301
195	World Acceptance Corp.*	11,663
139	WSFS Financial Corp.	6,508
		5,302,521
	Health Care - 3.1%

610	Accelrys, Inc.*	5,283
16	Aegerion Pharmaceuticals, Inc.*	238
1,503	Affymetrix, Inc.*	7,380
558	Albany Molecular Research, Inc.*	2,522
1,620	Alkermes, Inc.*	23,215
993	Allied Healthcare International, Inc.*	2,433
268	Alphatec Holdings, Inc.*	713
350	American Dental Partners, Inc.*	4,498
1,064	AMERIGROUP Corp.*	61,020
515	AMN Healthcare Services, Inc.*	3,847
731	Amsurg Corp.*	17,274
36	Anacor Pharmaceuticals, Inc.*	286
87	Analogic Corp.	4,715
585	AngioDynamics, Inc.*	9,840
232	Assisted Living Concepts, Inc., Class A*	8,340
247	BioScrip, Inc.*	1,042
694	Cambrex Corp.*	3,803
304	Cantel Medical Corp.	6,642

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
639	Capital Senior Living Corp.*	$5,361
186	Caraco Pharmaceutical Laboratories Ltd.*	969
428	CardioNet, Inc.*	2,063
1,784	Celera Corp.*	11,346
1,161	Centene Corp.*	35,376
188	Chindex International, Inc.*	3,356
17	Complete Genomics, Inc.*	124
690	CONMED Corp.*	18,271
170	Continucare Corp.*	962
186	Cornerstone Therapeutics, Inc.*	1,003
734	Cross Country Healthcare, Inc.*	6,107
613	CryoLife, Inc.*	3,310
299	Cutera, Inc.*	2,888
230	Cynosure, Inc., Class A*	3,137
87	Cytokinetics, Inc.*	137
195	DynaVox, Inc., Class A*	1,139
37	Emergent Biosolutions, Inc.*	778
17	Ensign Group, Inc. (The)	517
84	Enzo Biochem, Inc.*	362
445	Enzon Pharmaceuticals, Inc.*	4,753
62	Exactech, Inc.*	1,175
70	ExamWorks Group, Inc.*	1,475
1,192	Exelixis, Inc.*	14,840
747	Five Star Quality Care, Inc.*	5,244
25	Furiex Pharmaceuticals, Inc.*	416
475	Gentiva Health Services, Inc.*	13,409
549	Greatbatch, Inc.*	13,659
303	Hanger Orthopedic Group, Inc.*	8,151
126	HealthSouth Corp.*	3,050
1,371	Healthspring, Inc.*	51,604
807	Healthways, Inc.*	11,274
22	Hi-Tech Pharmacal Co., Inc.*	508
211	ICU Medical, Inc.*	8,860
157	Impax Laboratories, Inc.*	3,233
100	Infinity Pharmaceuticals, Inc.*	579
761	Inovio Pharmaceuticals, Inc.*	898
647	Invacare Corp.	19,132
19	Jazz Pharmaceuticals, Inc.*	468
332	Kendle International, Inc.*	3,951
934	Kindred Healthcare, Inc.*	23,275
193	Lannett Co., Inc.*	1,094
3,096	Lexicon Pharmaceuticals, Inc.*	6,006
789	Magellan Health Services, Inc.*	37,856
666	Maxygen, Inc.	2,777
485	MedCath Corp.*	6,897
339	Medical Action Industries, Inc.*	2,800
565	Medicines Co. (The)*	9,825
1,426	Medicis Pharmaceutical Corp., Class A	45,760
63	Merit Medical Systems, Inc.*	1,076
153	Molina Healthcare, Inc.*	5,360
212	National Healthcare Corp.	10,091
16	NuPathe, Inc.*	125
48	NxStage Medical, Inc.*	990
53	Nymox Pharmaceutical Corp.*	344
315	Owens & Minor, Inc.	9,828
43	Pacific Biosciences of California, Inc.*	677
185	Palomar Medical Technologies, Inc.*	2,956
829	Par Pharmaceutical Cos., Inc.*	25,600
40	PDI, Inc.*	347
447	PharMerica Corp.*	5,252
190	Progenics Pharmaceuticals, Inc.*	1,074
482	RehabCare Group, Inc.*	17,906
36	Rochester Medical Corp.*	381
1,220	RTI Biologics, Inc.*	3,282
1,189	Select Medical Holdings Corp.*	9,274
469	Skilled Healthcare Group, Inc., Class A*	6,430
990	Solta Medical, Inc.*	3,099
71	STERIS Corp.	2,403
247	Sucampo Pharmaceuticals, Inc., Class A*	1,060
589	Sun Healthcare Group, Inc.*	8,658
1,240	SuperGen, Inc.*	3,683
174	SurModics, Inc.*	2,269
851	Symmetry Medical, Inc.*	7,693
640	Syneron Medical Ltd.*	9,408
759	TomoTherapy, Inc.*	2,702
32	Transcept Pharmaceuticals, Inc.*	286
480	Triple-S Management Corp., Class B*	9,485
14	U.S. Physical Therapy, Inc.*	277
757	Universal American Corp.	15,579
1,841	ViroPharma, Inc.*	33,009
94	Vital Images, Inc.*	1,409
1,003	WellCare Health Plans, Inc.*	37,663
340	Wright Medical Group, Inc.*	5,382
87	Young Innovations, Inc.	2,755
31	Zogenix, Inc.*	126
		811,205
	Industrials - 7.8%

59	A. O. Smith Corp.	2,384
923	AAR Corp.*	25,189
895	ABM Industries, Inc.	23,834
1,296	ACCO Brands Corp.*	11,081
601	Aceto Corp.	4,766
540	Advanced Battery Technologies, Inc.*	2,095
1,281	Air Transport Services Group, Inc.*	10,056
1,200	Aircastle Ltd.	14,496
3,200	AirTran Holdings, Inc.*	23,360
143	Alamo Group, Inc.	4,167
799	Alaska Air Group, Inc.*	47,501
525	Albany International Corp., Class A	12,789
202	Amerco, Inc.*	19,511
100	Ameresco, Inc., Class A*	1,442
223	American Railcar Industries, Inc.*	4,507
747	American Reprographics Co.*	6,648
198	American Woodmark Corp.	3,950
218	Ameron International Corp.	15,404
183	Ampco-Pittsburgh Corp.	4,853
664	Apogee Enterprises, Inc.	9,077
151	Argan, Inc.*	1,359
599	Arkansas Best Corp.	14,208
469	Astec Industries, Inc.*	16,101
15	Astronics Corp.*	323
611	Atlas Air Worldwide Holdings, Inc.*	41,719
18	AZZ, Inc.	768
387	Baltic Trading Ltd.	3,665
147	Barnes Group, Inc.	3,128
57	Barrett Business Services, Inc.	832
1,155	Brady Corp., Class A	41,280
448	Briggs & Stratton Corp.	9,018
178	Brink’s Co. (The)	5,495
1,633	Broadwind Energy, Inc.*	2,613
902	Builders FirstSource, Inc.*	2,156
160	CAI International, Inc.*	3,389
215	Cascade Corp.	10,505
375	CBIZ, Inc.*	2,655
256	CDI Corp.	3,809
186	Celadon Group, Inc.*	2,717

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
602	Ceradyne, Inc.*	$23,014
678	Chart Industries, Inc.*	30,774
381	CIRCOR International, Inc.	15,107
76	CLARCOR, Inc.	3,127
11	Coleman Cable, Inc.*	81
452	Columbus McKinnon Corp.*	7,806
899	Comfort Systems USA, Inc.	11,930
579	Commercial Vehicle Group, Inc.*	9,125
6	Compx International, Inc.	91
242	Courier Corp.	3,453
216	CRA International, Inc.*	5,603
213	Cubic Corp.	10,716
1,085	Curtiss-Wright Corp.	40,037
75	Deluxe Corp.	1,916
406	Dolan Co. (The)*	5,075
255	Douglas Dynamics, Inc.	4,080
248	Ducommun, Inc.	5,548
831	Dycom Industries, Inc.*	14,343
181	Dynamic Materials Corp.	4,784
1,470	Eagle Bulk Shipping, Inc.*	6,042
1,569	EMCOR Group, Inc.*	49,988
438	Encore Wire Corp.	10,275
108	Energy Recovery, Inc.*	366
2,094	EnergySolutions, Inc.	13,862
815	EnerSys*	28,933
486	Ennis, Inc.	7,898
283	EnPro Industries, Inc.*	11,229
626	ESCO Technologies, Inc.	23,970
706	Esterline Technologies Corp.*	50,528
941	Excel Maritime Carriers Ltd.*	4,912
19	Exponent, Inc.*	748
1,473	Federal Signal Corp.	9,530
157	Flow International Corp.*	626
1,662	Force Protection, Inc.*	8,376
45	Franklin Electric Co., Inc.	1,913
282	FreightCar America, Inc.*	7,930
423	Fuel Tech, Inc.*	3,164
96	Furmanite Corp.*	698
439	G&K Services, Inc., Class A	14,232
671	Genco Shipping & Trading Ltd.*	8,146
1,295	GenCorp, Inc.*	6,721
292	Generac Holdings, Inc.*	5,352
647	Geo Group, Inc. (The)*	16,453
716	Gibraltar Industries, Inc.*	7,754
70	Global Defense Technology & Systems, Inc.*	1,145
248	GP Strategies Corp.*	2,872
825	Granite Construction, Inc.	23,513
899	Great Lakes Dredge & Dock Corp.	7,075
507	Greenbrier Cos., Inc.*	12,665
1,059	Griffon Corp.*	12,772
655	H&E Equipment Services, Inc.*	10,270
933	Hawaiian Holdings, Inc.*	6,195
379	Heidrick & Struggles International, Inc.	10,320
321	Herley Industries, Inc.*	6,099
409	Hexcel Corp.*	7,587
77	Higher One Holdings, Inc.*	1,447
442	Hill International, Inc.*	2,343
368	Hoku Corp.*	718
720	Horizon Lines, Inc., Class A	3,290
357	Huron Consulting Group, Inc.*	9,932
266	ICF International, Inc.*	6,030
130	Insituform Technologies, Inc., Class A*	3,359
393	Insteel Industries, Inc.	4,861
711	Interline Brands, Inc.*	15,578
133	International Shipholding Corp.	3,251
5,772	JetBlue Airways Corp.*	32,900
216	Kadant, Inc.*	5,620
285	Kaman Corp.	9,083
559	Kelly Services, Inc., Class A*	11,750
59	KEYW Holding Corp. (The)*	841
741	Kimball International, Inc., Class B	5,306
1,026	Korn/Ferry International*	23,454
542	Kratos Defense & Security Solutions, Inc.*	7,810
241	L.B. Foster Co., Class A*	10,122
49	LaBarge, Inc.*	768
371	Ladish Co., Inc.*	20,123
96	Lawson Products, Inc.	2,311
463	Layne Christensen Co.*	15,450
530	LECG Corp.*	69
209	LMI Aerospace, Inc.*	3,754
448	LSI Industries, Inc.	3,468
403	Lydall, Inc.*	3,603
238	M&F Worldwide Corp.*	5,905
308	Marten Transport Ltd.	6,576
1,254	MasTec, Inc.*	23,349
334	McGrath RentCorp	9,188
888	Metalico, Inc.*	5,648
323	Met-Pro Corp.	3,685
164	Michael Baker Corp.*	5,161
239	Miller Industries, Inc.	3,972
166	Mine Safety Appliances Co.	5,998
861	Mobile Mini, Inc.*	19,579
1,073	Moog, Inc., Class A*	48,725
771	Mueller Industries, Inc.	26,199
241	Mueller Water Products, Inc., Class A	978
251	Multi-Color Corp.	4,656
402	MYR Group, Inc.*	9,069
11	NACCO Industries, Inc., Class A	1,370
921	Navigant Consulting, Inc.*	8,648
219	Northwest Pipe Co.*	5,199
96	Old Dominion Freight Line, Inc.*	2,955
770	On Assignment, Inc.*	8,085
804	Orbital Sciences Corp.*	14,303
109	P.A.M. Transportation Services, Inc.*	1,291
97	Patriot Transportation Holding, Inc.*	2,431
313	PGT, Inc.*	748
388	Pike Electric Corp.*	3,771
439	Pinnacle Airlines Corp.*	2,656
209	Powell Industries, Inc.*	7,815
47	Preformed Line Products Co.	3,336
457	Primoris Services Corp.	3,907
174	Quality Distribution, Inc.*	1,757
709	Quanex Building Products Corp.	13,393
546	RailAmerica, Inc.*	8,190
1,140	Republic Airways Holdings, Inc.*	7,228
99	Roadrunner Transportation Systems, Inc.*	1,395
912	Robbins & Myers, Inc.	38,879
1,164	RSC Holdings, Inc.*	15,865
754	Rush Enterprises, Inc., Class A*	14,153
375	Saia, Inc.*	5,655
36	Schawk, Inc.	651
287	School Specialty, Inc.*	4,405
8	Seaboard Corp.	18,562
233	SeaCube Container Leasing Ltd.	3,500
1,064	SFN Group, Inc.*	14,715
58	Simpson Manufacturing Co., Inc.	1,678
1,323	Skywest, Inc.	21,830

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
241	Standex International Corp.	$8,259
1,602	Steelcase, Inc., Class A	15,555
381	Sterling Construction Co., Inc.*	4,991
865	SYKES Enterprises, Inc.*	16,089
306	TAL International Group, Inc.	10,673
416	Team, Inc.*	10,787
437	Tecumseh Products Co., Class A*	5,257
622	Teledyne Technologies, Inc.*	32,574
705	Titan International, Inc.	16,934
211	Titan Machinery, Inc.*	5,429
537	Tredegar Corp.	10,482
395	Triumph Group, Inc.	34,203
383	TrueBlue, Inc.*	6,185
631	Tutor Perini Corp.	15,030
172	Twin Disc, Inc.	5,566
523	Ultrapetrol (Bahamas) Ltd.*	2,913
334	Unifirst Corp.	18,838
41	United Capital Corp.*	1,127
1,430	United Rentals, Inc.*	44,301
212	United Stationers, Inc.*	14,293
458	Universal Forest Products, Inc.	15,618
138	Universal Truckload Services, Inc.*	2,220
3,815	US Airways Group, Inc.*	32,847
30	US Ecology, Inc.	504
186	USA Truck, Inc.*	2,379
422	Viad Corp.	9,672
48	VSE Corp.	1,301
1,616	Wabash National Corp.*	16,839
627	Watts Water Technologies, Inc., Class A	24,522
871	Werner Enterprises, Inc.	20,512
32	Xerium Technologies, Inc.*	687
		2,040,506
	Information Technology - 5.2%

809	Advanced Analogic Technologies, Inc.*	3,422
319	Advanced Energy Industries, Inc.*	5,142
397	Agilysys, Inc.*	1,993
109	Alpha & Omega Semiconductor Ltd.*	1,424
409	ANADIGICS, Inc.*	2,221
309	Anaren, Inc.*	6,557
332	Anixter International, Inc.	23,778
2,424	Arris Group, Inc.*	31,997
702	ATMI, Inc.*	12,804
1,412	Aviat Networks, Inc.*	8,627
687	Avid Technology, Inc.*	15,155
2,250	Axcelis Technologies, Inc.*	6,187
430	AXT, Inc.*	3,191
234	Bel Fuse, Inc., Class B	5,125
1,360	Benchmark Electronics, Inc.*	25,650
633	BigBand Networks, Inc.*	1,646
415	Black Box Corp.	15,849
42	BroadSoft, Inc.*	1,483
635	Brooks Automation, Inc.*	7,969
433	Cabot Microelectronics Corp.*	21,139
664	CACI International, Inc., Class A*	39,388
18	Calix, Inc.*	320
700	CDC Corp., Class A*	2,065
33	CEVA, Inc.*	752
565	Checkpoint Systems, Inc.*	12,306
1,474	Ciber, Inc.*	6,884
195	Cognex Corp.	5,442
186	Coherent, Inc.*	11,486
451	Cohu, Inc.	6,639
114	Computer Task Group, Inc.*	1,337
428	Comtech Telecommunications Corp.	11,577
479	Cray, Inc.*	3,535
429	CSG Systems International, Inc.*	8,387
570	CTS Corp.	6,760
539	Cymer, Inc.*	27,273
645	Daktronics, Inc.	7,385
153	DealerTrack Holdings, Inc.*	3,088
29	Deltek, Inc.*	211
494	Digi International, Inc.*	5,469
820	Digital River, Inc.*	27,536
548	DSP Group, Inc.*	4,324
2,553	Earthlink, Inc.	21,011
390	Electro Rent Corp.	6,244
594	Electro Scientific Industries, Inc.*	9,053
1,071	Electronics for Imaging, Inc.*	16,526
343	EMS Technologies, Inc.*	6,668
2,055	Emulex Corp.*	22,605
987	Energy Conversion Devices, Inc.*	3,869
2,122	Entegris, Inc.*	18,504
43	Envestnet, Inc.*	540
446	Epicor Software Corp.*	4,594
720	EPIQ Systems, Inc.	9,943
86	ePlus, Inc.*	2,444
1,160	Euronet Worldwide, Inc.*	20,961
759	Evergreen Solar, Inc.*	1,685
759	Exar Corp.*	4,911
1,544	Extreme Networks*	6,052
70	Fabrinet*	2,046
987	Fair Isaac Corp.	27,587
384	FalconStor Software, Inc.*	1,870
655	FEI Co.*	21,962
1,183	Formfactor, Inc.*	11,629
595	Gerber Scientific, Inc.*	4,909
135	Global Cash Access Holdings, Inc.*	464
478	Globecomm Systems, Inc.*	5,091
132	GSI Technology, Inc.*	1,242
252	Hackett Group, Inc. (The)*	910
2,100	Harmonic, Inc.*	20,181
553	Hutchinson Technology, Inc.*	1,736
755	Ikanos Communications, Inc.*	951
704	Imation Corp.*	8,082
158	Infinera Corp.*	1,266
739	Infospace, Inc.*	5,956
48	Inphi Corp.*	1,152
837	Insight Enterprises, Inc.*	15,309
389	Integral Systems, Inc.*	4,761
1,395	Integrated Device Technology, Inc.*	10,811
64	Integrated Silicon Solution, Inc.*	626
468	Intermec, Inc.*	5,256
1,226	Internap Network Services Corp.*	8,337
324	Intevac, Inc.*	4,137
65	IntraLinks Holdings, Inc.*	1,832
209	IXYS Corp.*	2,596
328	j2 Global Communications, Inc.*	9,542
846	JDA Software Group, Inc.*	24,957
262	Keynote Systems, Inc.	4,609
329	Knot, Inc. (The)*	3,300
983	Kopin Corp.*	4,315
1,817	L-1 Identity Solutions, Inc.*	21,640
193	Limelight Networks, Inc.*	1,341
74	Littelfuse, Inc.	3,909
45	Mantech International Corp., Class A*	1,944
457	Marchex, Inc., Class B	4,108
343	Measurement Specialties, Inc.*	10,612
30	MediaMind Technologies, Inc.*	407
1,434	Mentor Graphics Corp.*	22,801

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
603	Mercury Computer Systems, Inc.*	$11,445
371	Methode Electronics, Inc.	4,341
1,217	Microsemi Corp.*	26,811
691	MKS Instruments, Inc.	20,744
987	ModusLink Global Solutions, Inc.*	6,810
209	MoneyGram International, Inc.*	577
31	Motricity, Inc.*	480
29	Multi-Fineline Electronix, Inc.*	830
602	Newport Corp.*	10,023
665	Novatel Wireless, Inc.*	3,937
311	Omnivision Technologies, Inc.*	9,523
421	Online Resources Corp.*	2,758
280	Oplink Communications, Inc.*	7,619
1,025	Opnext, Inc.*	4,295
98	OSI Systems, Inc.*	3,687
185	Park Electrochemical Corp.	5,883
225	PC Connection, Inc.*	1,912
451	PC-Tel, Inc.*	3,378
160	Perficient, Inc.*	1,989
530	Pericom Semiconductor Corp.*	5,332
1,263	Photronics, Inc.*	11,291
3,995	Powerwave Technologies, Inc.*	14,742
75	QLIK Technologies, Inc.*	1,962
475	Quantum Corp.*	1,230
132	Quest Software, Inc.*	3,536
154	Radisys Corp.*	1,283
196	RealD, Inc.*	4,400
1,980	RealNetworks, Inc.*	7,623
85	RealPage, Inc.*	2,108
245	Richardson Electronics Ltd.	3,185
225	Rimage Corp.*	3,377
363	Rofin-Sinar Technologies, Inc.*	14,077
249	Rogers Corp.*	11,743
45	Rudolph Technologies, Inc.*	499
1,225	S1 Corp.*	7,999
635	ScanSource, Inc.*	23,197
346	Seachange International, Inc.*	3,266
625	Sigma Designs, Inc.*	8,550
677	Silicon Graphics International Corp.*	10,500
430	Silicon Image, Inc.*	3,457
503	SMART Modular Technologies (WWH), Inc.*	3,486
87	Smith Micro Software, Inc.*	815
867	Sonus Networks, Inc.*	2,627
187	Spectrum Control, Inc.*	2,620
933	SRA International, Inc., Class A*	25,406
366	Standard Microsystems Corp.*	9,710
28	Stream Global Services, Inc.*	88
457	Sycamore Networks, Inc.	9,757
1,038	Symmetricom, Inc.*	5,875
531	SYNNEX Corp.*	18,734
1,513	Take-Two Interactive Software, Inc.*	24,314
99	TechTarget, Inc.*	860
1,403	Tekelec*	10,761
633	TeleCommunication Systems, Inc., Class A*	2,703
38	TeleTech Holdings, Inc.*	866
50	Tessco Technologies, Inc.	607
501	Tessera Technologies, Inc.*	8,722
1,004	THQ, Inc.*	5,783
156	Tier Technologies, Inc.*	978
1,535	Trident Microsystems, Inc.*	2,072
1,452	TTM Technologies, Inc.*	25,468
109	Ultratech, Inc.*	2,694
599	Unisys Corp.*	22,259
1,618	United Online, Inc.	9,724
2,766	UTStarcom, Inc.*	5,670
425	ValueClick, Inc.*	6,345
122	VASCO Data Security International, Inc.*	1,094
499	Viasat, Inc.*	20,763
28	Viasystems Group, Inc.*	665
147	Virtusa Corp.*	2,483
790	X-Rite, Inc.*	3,674
1,092	Zoran Corp.*	12,241
350	Zygo Corp.*	5,068
		1,358,648
	Materials - 3.5%

706	A. Schulman, Inc.	15,716
395	A.M. Castle & Co.*	6,810
54	AEP Industries, Inc.*	1,516
481	American Vanguard Corp.	3,959
211	Arch Chemicals, Inc.	7,585
1,658	Boise, Inc.	14,889
442	Brush Engineered Materials, Inc.*	19,346
928	Buckeye Technologies, Inc.	24,314
1,508	Century Aluminum Co.*	25,561
71	Clearwater Paper Corp.*	5,630
1,947	Coeur d’Alene Mines Corp.*	61,350
1,145	Ferro Corp.*	18,228
798	Georgia Gulf Corp.*	25,472
375	Graham Packaging Co., Inc.*	6,371
2,655	Graphic Packaging Holding Co.*	13,806
1,077	H.B. Fuller Co.	23,209
35	Hawkins, Inc.	1,339
251	Haynes International, Inc.	13,012
1,428	Headwaters, Inc.*	7,240
6,576	Hecla Mining Co.*	66,746
973	Horsehead Holding Corp.*	16,093
378	Innophos Holdings, Inc.	16,190
359	Kaiser Aluminum Corp.	18,140
904	KapStone Paper and Packaging Corp.*	15,504
21	KMG Chemicals, Inc.	394
40	Kraton Performance Polymers, Inc.*	1,372
522	Landec Corp.*	3,210
3,000	Louisiana-Pacific Corp.*	30,960
129	Metals USA Holdings Corp.*	1,929
410	Minerals Technologies, Inc.	26,601
338	Molycorp, Inc.*	16,221
835	Myers Industries, Inc.	8,450
176	Neenah Paper, Inc.	3,427
111	NL Industries, Inc.	1,517
780	Olin Corp.	14,516
216	Olympic Steel, Inc.	5,808
730	OM Group, Inc.*	25,689
1,083	P. H. Glatfelter Co.	13,332
660	PolyOne Corp.*	9,161
71	Quaker Chemical Corp.	2,750
606	Rock-Tenn Co., Class A	41,602
317	Rockwood Holdings, Inc.*	14,756
618	RTI International Metals, Inc.*	17,613
1,171	Sensient Technologies Corp.	39,088
647	Silgan Holdings, Inc.	23,603
392	Spartech Corp.*	3,324
492	Texas Industries, Inc.	20,064
3,475	Thompson Creek Metals Co., Inc.*	45,801
168	TPC Group, Inc.*	4,880
632	U.S. Energy Corp.*	4,038
160	Universal Stainless & Alloy*	5,528
1,004	Wausau Paper Corp.	8,062
465	Westlake Chemical Corp.	22,232
533	Worthington Industries, Inc.	10,319

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,448	WR Grace & Co.*	$55,082
657	Zoltek Cos., Inc.*	9,605
		918,960
	Telecommunication Services - 0.3%

13	Atlantic Tele-Network, Inc.	507
3,412	Cincinnati Bell, Inc.*	9,008
134	Consolidated Communications Holdings, Inc.	2,451
1,182	FiberTower Corp.*	3,924
970	General Communication, Inc., Class A*	11,727
280	Global Crossing Ltd.*	4,410
1,651	Globalstar, Inc.*	2,179
80	Hughes Communications, Inc.*	4,792
861	ICO Global Communications Holdings Ltd.*	1,972
335	IDT Corp., Class B	8,720
806	Iridium Communications, Inc.*	7,576
944	PAETEC Holding Corp.*	3,587
1,420	Premiere Global Services, Inc.*	9,528
31	Shenandoah Telecommunications Co.	543
223	USA Mobility, Inc.	3,327
1,533	Vonage Holdings Corp.*	6,776
		81,027
	Utilities - 3.3%

735	Allete, Inc.	27,783
109	American DG Energy, Inc.*	247
439	American States Water Co.	14,724
149	Artesian Resources Corp., Class A	2,911
1,299	Avista Corp.	28,994
927	Black Hills Corp.	28,570
466	California Water Service Group	16,440
310	Central Vermont Public Service Corp.	6,591
374	CH Energy Group, Inc.	18,348
224	Chesapeake Utilities Corp.	9,148
1,436	Cleco Corp.	46,455
201	Connecticut Water Service, Inc.	5,123
344	Consolidated Water Co., Ltd.	3,756
2,425	Dynegy, Inc.*	14,041
1,035	El Paso Electric Co.*	29,084
950	Empire District Electric Co. (The)	20,548
1,138	IDACORP, Inc.	42,948
527	Laclede Group, Inc. (The)	20,495
547	MGE Energy, Inc.	22,411
362	Middlesex Water Co.	6,795
977	New Jersey Resources Corp.	40,868
1,071	Nicor, Inc.	56,485
628	Northwest Natural Gas Co.	29,516
856	NorthWestern Corp.	25,432
802	Otter Tail Corp.	18,061
1,697	Piedmont Natural Gas Co., Inc.	49,722
2,050	PNM Resources, Inc.	27,286
1,781	Portland General Electric Co.	41,711
306	SJW Corp.	7,595
582	South Jersey Industries, Inc.	31,929
1,073	Southwest Gas Corp.	41,708
1,193	UIL Holdings Corp.	36,673
853	UniSource Energy Corp.	31,100
257	Unitil Corp.	5,862
1,198	WGL Holdings, Inc.	45,524
298	York Water Co.	5,057
		859,941
	Total Common Stocks (Cost $12,385,704)	14,377,051

Principal Amount
	U.S. Government & Agency Security (a) - 2.3%
	Federal Home Loan Bank
$595,949	0.07%, due 03/01/11	$595,949
	Total U.S. Government & Agency Security (Cost $595,949)	595,949

	Repurchase Agreements (a)(b) - 22.3%

5,820,046	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $5,820,121	5,820,046
	Total Repurchase Agreements (Cost $5,820,046)	5,820,046

	Total Investment Securities (Cost $18,801,699) — 79.8%	20,793,046
	Other assets less liabilities — 20.2%	5,251,931
	Net Assets — 100.0%	$26,044,977

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2011, the value of these securities amounted to $168 or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $7,479,784.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,420,878
Aggregate gross unrealized depreciation	(2,091,299)
Net unrealized appreciation	$1,329,579
Federal income tax cost of investments	$19,463,467

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$69,500	$1,511

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	18,149,392	338,667

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	1,267,182	275,139

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	10,417,083	2,771,924

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	7,807,461	944,557

		$4,331,798

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Growth

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 56.7%
	Consumer Discretionary - 9.5%

41	1-800-Flowers.com, Inc., Class A*	$112
1,120	99 Cents Only Stores*	18,637
594	AFC Enterprises, Inc.*	8,785
543	Ambassadors Group, Inc.	5,783
121	American Apparel, Inc.*	138
1,708	American Axle & Manufacturing Holdings, Inc.*	22,836
70	American Greetings Corp., Class A	1,516
523	American Public Education, Inc.*	22,186
135	America’s Car-Mart, Inc.*	3,345
615	Amerigon, Inc.*	8,389
753	Ameristar Casinos, Inc.	12,613
1,673	AnnTaylor Stores Corp.*	38,830
758	Arbitron, Inc.	30,176
334	Archipelago Learning, Inc.*	3,567
826	Asbury Automotive Group, Inc.*	15,240
1,588	Ascena Retail Group, Inc.*	49,609
404	Ballantyne Strong, Inc.*	2,933
93	Beasley Broadcasting Group, Inc., Class A*	570
177	bebe stores, inc.	1,044
2,596	Belo Corp., Class A*	20,690
583	Big 5 Sporting Goods Corp.	8,127
4	Biglari Holdings, Inc.*	1,711
640	BJ’s Restaurants, Inc.*	23,008
359	Blue Nile, Inc.*	20,528
44	Blyth, Inc.	1,512
99	Body Central Corp.*	1,689
117	Bon-Ton Stores, Inc. (The)*	1,832
223	Bravo Brio Restaurant Group, Inc.*	3,842
555	Bridgepoint Education, Inc.*	10,390
844	Brown Shoe Co., Inc.	13,082
2,520	Brunswick Corp.	58,036
705	Buckle, Inc. (The)	27,558
517	Buffalo Wild Wings, Inc.*	27,396
549	California Pizza Kitchen, Inc.*	9,245
404	Cambium Learning Group, Inc.*	1,446
477	Capella Education Co.*	27,509
207	Caribou Coffee Co., Inc.*	2,037
160	Carmike Cinemas, Inc.*	1,149
353	Carrols Restaurant Group, Inc.*	2,796
1,691	Carter’s, Inc.*	48,464
1,053	Casual Male Retail Group, Inc.*	4,496
792	Cato Corp. (The), Class A	19,206
37	Cavco Industries, Inc.*	1,510
585	CEC Entertainment, Inc.*	22,634
1,719	Cheesecake Factory, Inc. (The)*	49,920
219	Cherokee, Inc.	3,719
667	Children’s Place Retail Stores, Inc. (The)*	30,482
572	Christopher & Banks Corp.	3,495
51	Churchill Downs, Inc.	2,130
422	Citi Trends, Inc.*	9,280
270	CKX, Inc.*	953
903	Coinstar, Inc.*	38,540
1,719	Coldwater Creek, Inc.*	5,088
1,261	Collective Brands, Inc.*	28,751
34	Conn’s, Inc.*	151
1,743	Cooper Tire & Rubber Co.	40,891
41	Core-Mark Holding Co., Inc.*	1,392
2,508	Corinthian Colleges, Inc.*	13,142
149	CPI Corp.	3,437
630	Cracker Barrel Old Country Store, Inc.	31,399
2,442	CROCS, Inc.*	43,101
139	Crown Media Holdings, Inc., Class A*	338
252	Culp, Inc.*	2,533
121	Cumulus Media, Inc., Class A*	590
3,685	Dana Holding Corp.*	69,573
1,101	Deckers Outdoor Corp.*	97,130
17	Delta Apparel, Inc.*	223
2,824	Denny’s Corp.*	10,985
142	Destination Maternity Corp.	6,404
90	Dex One Corp.*	474
510	DineEquity, Inc.*	29,177
391	Domino’s Pizza, Inc.*	6,596
322	Dorman Products, Inc.*	11,164
202	Drew Industries, Inc.	4,672
2,641	Drugstore.com, Inc.*	5,256
402	DSW, Inc., Class A*	16,325
7,647	Eastman Kodak Co.*	26,000
159	Einstein Noah Restaurant Group, Inc.	2,558
722	Empire Resorts, Inc.*	592
557	Entercom Communications Corp., Class A*	7,286
1,383	Entravision Communications Corp., Class A*	3,250
241	Ethan Allen Interiors, Inc.	5,314
525	Exide Technologies*	6,248
455	Express, Inc.	8,181
431	Finish Line (The), Class A	7,525
435	Fuel Systems Solutions, Inc.*	12,667
439	G-III Apparel Group Ltd.*	17,261
69	Genesco, Inc.*	2,727
463	Global Sources Ltd.*	5,325
79	Gordmans Stores, Inc.*	1,183
882	Grand Canyon Education, Inc.*	14,183
154	Group 1 Automotive, Inc.	6,507
1,103	Harte-Hanks, Inc.	13,997
64	Haverty Furniture Cos., Inc.	851
375	hhgregg, Inc.*	5,565
820	Hibbett Sports, Inc.*	25,756
532	HOT Topic, Inc.	2,846
1,105	HSN, Inc.*	35,890
1,133	Interval Leisure Group, Inc.*	19,159
598	iRobot Corp.*	17,175
38	Isle of Capri Casinos, Inc.*	352
1,362	Jack in the Box, Inc.*	29,964
1,692	Jamba, Inc.*	3,909
779	Jo-Ann Stores, Inc.*	47,285
1,208	Joe’s Jeans, Inc.*	1,329
783	JoS. A. Bank Clothiers, Inc.*	36,104
159	Journal Communications, Inc., Class A*	976
715	K12, Inc.*	24,053
69	Kenneth Cole Productions, Inc., Class A*	897
70	Kid Brands, Inc.*	655
476	Kirkland’s, Inc.*	7,273
794	Knology, Inc.*	11,052
1,662	Krispy Kreme Doughnuts, Inc.*	10,421
379	K-Swiss, Inc., Class A*	3,794
134	Lacrosse Footwear, Inc.	2,324
160	La-Z-Boy, Inc.*	1,606
802	Leapfrog Enterprises, Inc.*	3,481
175	Learning Tree International, Inc.	1,629
1,277	Lee Enterprises, Inc.*	3,793
1,054	Life Time Fitness, Inc.*	40,421
66	LIN TV Corp., Class A*	403
398	Lincoln Educational Services Corp.	6,173
1,381	Lions Gate Entertainment Corp.*	8,452

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
64	Lithia Motors, Inc., Class A	$969
2,690	Liz Claiborne, Inc.*	13,827
220	LodgeNet Interactive Corp.*	783
633	Lumber Liquidators Holdings, Inc.*	14,736
652	Maidenform Brands, Inc.*	17,695
283	Marine Products Corp.*	2,066
756	Martha Stewart Living Omnimedia, Class A*	3,100
860	Matthews International Corp., Class A	31,949
1,697	McClatchy Co. (The), Class A*	6,805
170	McCormick & Schmick’s Seafood Restaurants, Inc.*	1,746
131	Media General, Inc., Class A*	896
405	Midas, Inc.*	3,131
68	Monarch Casino & Resort, Inc.*	711
847	Monro Muffler Brake, Inc.	27,680
217	Morgans Hotel Group Co.*	1,929
92	Multimedia Games, Inc.*	506
222	National American University Holdings, Inc.	1,663
1,509	National CineMedia, Inc.	28,505
47	New York & Co., Inc.*	327
59	Nexstar Broadcasting Group, Inc., Class A*	412
765	Nutrisystem, Inc.	10,121
874	OfficeMax, Inc.*	12,009
561	Orbitz Worldwide, Inc.*	1,980
418	Overstock.com, Inc.*	6,375
394	Oxford Industries, Inc.	9,503
659	P.F. Chang’s China Bistro, Inc.	30,604
442	Papa John’s International, Inc.*	12,898
334	Peet’s Coffee & Tea, Inc.*	14,282
476	Penske Automotive Group, Inc.*	9,696
19	Perry Ellis International, Inc.*	552
654	PetMed Express, Inc.	9,738
2,976	Pier 1 Imports, Inc.*	29,998
103	Pinnacle Entertainment, Inc.*	1,352
429	Playboy Enterprises, Inc., Class B*	2,634
886	Polaris Industries, Inc.	66,849
1,410	Pool Corp.	35,194
214	Pre-Paid Legal Services, Inc.*	14,111
143	PRIMEDIA, Inc.	666
531	Princeton Review, Inc.*	489
240	R.G. Barry Corp.	2,606
51	RC2 Corp.*	1,107
137	ReachLocal, Inc.*	2,608
266	Rentrak Corp.*	7,030
657	Retail Ventures, Inc.*	11,498
418	Rue21, Inc.*	14,638
853	Ruth’s Hospitality Group, Inc.*	4,274
2,431	Sally Beauty Holdings, Inc.*	31,530
940	Scientific Games Corp., Class A*	8,422
522	Sealy Corp.*	1,503
1,321	Select Comfort Corp.*	14,703
73	Shiloh Industries, Inc.	871
47	Shoe Carnival, Inc.*	1,219
1,525	Shuffle Master, Inc.*	14,350
809	Shutterfly, Inc.*	34,544
94	Sinclair Broadcast Group, Inc., Class A	1,216
985	Skechers U.S.A., Inc., Class A*	20,468
1,602	Smith & Wesson Holding Corp.*	6,392
180	Sonic Automotive, Inc., Class A	2,588
1,741	Sonic Corp.*	15,460
1,908	Sotheby’s	93,912
129	Standard Motor Products, Inc.	1,500
313	Stein Mart, Inc.	2,563
422	Steiner Leisure Ltd.*	19,902
698	Steven Madden Ltd.*	30,112
435	Stoneridge, Inc.*	6,560
544	Sturm Ruger & Co., Inc.	9,825
307	Summer Infant, Inc.*	2,256
163	Superior Industries International, Inc.	3,240
365	SuperMedia, Inc.*	3,073
255	Systemax, Inc.*	3,483
1,744	Talbots, Inc.*	10,900
1,700	Tenneco, Inc.*	67,796
1,634	Texas Roadhouse, Inc.*	27,745
787	Timberland Co. (The), Class A*	29,072
144	Tower International, Inc.*	2,491
723	True Religion Apparel, Inc.*	17,186
373	U.S. Auto Parts Network, Inc.*	3,029
894	Ulta Salon Cosmetics & Fragrance, Inc.*	37,307
1,001	Under Armour, Inc., Class A*	66,296
146	Universal Electronics, Inc.*	3,979
599	Universal Technical Institute, Inc.	11,022
1,418	Valassis Communications, Inc.*	40,016
38	Value Line, Inc.	548
252	Vera Bradley, Inc.*	8,656
413	Vitacost.com, Inc.*^	—
454	Vitamin Shoppe, Inc.*	15,795
549	Volcom, Inc.	9,827
1,264	Warnaco Group, Inc. (The)*	74,209
393	Warner Music Group Corp.*	2,362
150	Westwood One, Inc.*	1,029
2,112	Wet Seal, Inc. (The), Class A*	8,385
96	Weyco Group, Inc.	2,446
68	Winmark Corp.	2,515
828	Winnebago Industries, Inc.*	11,973
1,411	Wolverine World Wide, Inc.	51,868
599	World Wrestling Entertainment, Inc., Class A	7,733
585	Zumiez, Inc.*	15,251
		2,999,281
	Consumer Staples - 1.6%

35	Alico, Inc.	928
34	Arden Group, Inc., Class A	2,645
751	B&G Foods, Inc.	11,265
246	Boston Beer Co., Inc., Class A*	22,834
51	Bridgford Foods Corp.	581
313	Calavo Growers, Inc.	7,268
362	Cal-Maine Foods, Inc.	10,451
413	Casey’s General Stores, Inc.	16,962
120	Coca-Cola Bottling Co. Consolidated	6,924
2,261	Darling International, Inc.*	31,405
621	Diamond Foods, Inc.	31,640
11	Farmer Bros Co.	144
508	Female Health Co. (The)	2,591
145	Fresh Market, Inc. (The)*	5,916
2,526	Heckmann Corp.*	14,449
407	Inter Parfums, Inc.	7,354
382	J&J Snack Foods Corp.	16,797
551	Lancaster Colony Corp.	31,804
138	Lifeway Foods, Inc.*	1,270
231	Limoneira Co.	5,315
384	Medifast, Inc.*	8,886
50	MGP Ingredients, Inc.	454
316	National Beverage Corp.	4,010
216	Nature’s Sunshine Products, Inc.*	1,778
1,401	Nu Skin Enterprises, Inc., Class A	44,720
26	Oil-Dri Corp. of America	528

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
48	Pantry, Inc. (The)*	$756
608	Pilgrim’s Pride Corp.*	4,688
450	Pricesmart, Inc.	16,015
153	Primo Water Corp.*	1,955
149	Revlon, Inc., Class A*	2,226
1,206	Rite Aid Corp.*	1,580
653	Ruddick Corp.	23,965
576	Sanderson Farms, Inc.	23,818
90	Schiff Nutrition International, Inc.	771
820	Smart Balance, Inc.*	3,559
736	Snyder’s-Lance, Inc.	13,410
2,745	Star Scientific, Inc.*	4,941
33	Susser Holdings Corp.*	457
543	Synutra International, Inc.*	6,657
618	Tootsie Roll Industries, Inc.	17,675
1,366	United Natural Foods, Inc.*	57,987
172	USANA Health Sciences, Inc.*	5,989
852	Vector Group Ltd.	14,390
85	Village Super Market, Inc., Class A	2,553
448	WD-40 Co.	18,216
		510,527
	Energy - 3.2%

832	Abraxas Petroleum Corp.*	4,967
89	Amyris, Inc.*	2,892
260	Apco Oil and Gas International, Inc.	21,044
657	BPZ Resources, Inc.*	4,271
3,313	Brigham Exploration Co.*	121,190
1,082	Callon Petroleum Co.*	9,067
1,459	CAMAC Energy, Inc.*	2,524
543	CARBO Ceramics, Inc.	67,316
995	Carrizo Oil & Gas, Inc.*	37,034
590	Cheniere Energy, Inc.*	6,124
150	Clayton Williams Energy, Inc.*	15,912
1,303	Clean Energy Fuels Corp.*	18,294
181	Cloud Peak Energy, Inc.*	3,710
220	Contango Oil & Gas Co.*	13,482
967	Dril-Quip, Inc.*	74,169
612	Endeavour International Corp.*	8,268
2,095	Energy XXI Bermuda Ltd.*	72,236
420	Evolution Petroleum Corp.*	3,503
1,231	FX Energy, Inc.*	14,107
64	Golar LNG Ltd.	1,220
770	Gulfport Energy Corp.*	22,784
98	Hallador Energy Co.	988
513	Houston American Energy Corp.	8,213
3,615	ION Geophysical Corp.*	46,344
33	Isramco, Inc.*	2,156
638	James River Coal Co.*	13,398
207	Key Energy Services, Inc.*	3,209
4,794	Kodiak Oil & Gas Corp.*	36,291
533	L&L Energy, Inc.*	4,003
852	Lufkin Industries, Inc.	66,584
1,689	Magnum Hunter Resources Corp.*	12,093
117	Matrix Service Co.*	1,633
2,719	McMoRan Exploration Co.*	47,582
175	Newpark Resources, Inc.*	1,221
1,534	Northern Oil and Gas, Inc.*	48,735
680	Oasis Petroleum, Inc.*	23,474
108	OYO Geospace Corp.*	10,981
204	Panhandle Oil and Gas, Inc., Class A	5,898
361	Petroquest Energy, Inc.*	3,112
1,448	RAM Energy Resources, Inc.*	2,534
6,137	Rentech, Inc.*	7,855
95	Resolute Energy Corp.*	1,722
151	Rex Energy Corp.*	1,903
920	Rosetta Resources, Inc.*	41,731
1,232	RPC, Inc.	24,123
396	Scorpio Tankers, Inc.*	4,075
87	Stone Energy Corp.*	2,634
1,972	Syntroleum Corp.*	3,175
235	Tetra Technologies, Inc.*	3,245
4,191	TransAtlantic Petroleum Ltd.*	13,663
1,724	Uranium Energy Corp.*	9,827
170	Vaalco Energy, Inc.*	1,363
143	Venoco, Inc.*	2,638
61	W&T Offshore, Inc.	1,557
320	Warren Resources, Inc.*	1,574
1,074	World Fuel Services Corp.	44,507
		1,028,155
	Financials - 2.8%

232	Acadia Realty Trust (REIT)	4,594
188	Advance America Cash Advance Centers, Inc.	1,011
38	Alexander’s, Inc. (REIT)	15,038
15	Arrow Financial Corp.	376
714	Artio Global Investors, Inc.	11,317
649	Associated Estates Realty Corp. (REIT)	10,546
51	Bank of the Ozarks, Inc.	2,196
1,623	BGC Partners, Inc., Class A	15,516
60	Bridge Bancorp, Inc.	1,328
82	Campus Crest Communities, Inc. (REIT)	1,174
275	Cash America International, Inc.	11,745
518	CNO Financial Group, Inc.*	3,750
400	Cohen & Steers, Inc.	11,680
107	Compass Diversified Holdings	1,734
39	CompuCredit Holdings Corp.*	260
53	Coresite Realty Corp. (REIT)	824
679	Crawford & Co., Class B*	2,988
160	Credit Acceptance Corp.*	11,296
63	Diamond Hill Investment Group, Inc.	4,692
1,040	Dollar Financial Corp.*	22,246
776	Duff & Phelps Corp., Class A	12,222
432	DuPont Fabros Technology, Inc. (REIT)	10,549
342	EastGroup Properties, Inc. (REIT)	15,571
632	eHealth, Inc.*	7,925
274	Encore Capital Group, Inc.*	7,461
346	Epoch Holding Corp.	5,443
491	Equity Lifestyle Properties, Inc. (REIT)	28,498
157	Equity One, Inc. (REIT)	3,005
421	Evercore Partners, Inc., Class A	14,516
1,218	EZCORP, Inc., Class A*	34,932
1,342	FelCor Lodging Trust, Inc. (REIT)*	10,159
367	Financial Engines, Inc.*	8,958
177	First American Financial Corp.	2,789
857	First Cash Financial Services, Inc.*	28,058
260	First Financial Bankshares, Inc.	13,052
120	GAMCO Investors, Inc., Class A	5,573
299	Getty Realty Corp. (REIT)	8,797
1,101	GFI Group, Inc.	5,505
1,092	Gleacher & Co., Inc.*	2,097
10	Heritage Financial Group, Inc.	132
322	HFF, Inc., Class A*	4,250
350	Home Properties, Inc. (REIT)	20,622
39	Hudson Pacific Properties, Inc. (REIT)	587
75	Internet Capital Group, Inc.*	1,027
187	Investors Bancorp, Inc.*	2,532
34	JMP Group, Inc.	290

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
685	KBW, Inc.	$17,529
554	Kennedy-Wilson Holdings, Inc.*	6,094
2,596	Ladenburg Thalmann Financial Services, Inc.*	2,726
233	Life Partners Holdings, Inc.	1,925
130	LTC Properties, Inc. (REIT)	3,799
787	MarketAxess Holdings, Inc.	16,834
575	Mid-America Apartment Communities, Inc. (REIT)	37,358
43	MVC Capital, Inc.	607
298	National Health Investors, Inc. (REIT)	14,161
65	Nelnet, Inc., Class A	1,451
437	Netspend Holdings, Inc.*	5,729
57	NewStar Financial, Inc.*	604
544	Omega Healthcare Investors, Inc. (REIT)	13,040
1,202	optionsXpress Holdings, Inc.	19,484
485	Oritani Financial Corp.	6,242
483	Portfolio Recovery Associates, Inc.*	40,258
592	Potlatch Corp. (REIT)	22,733
102	PS Business Parks, Inc. (REIT)	6,430
218	Pzena Investment Management, Inc., Class A	1,646
407	Rodman & Renshaw Capital Group, Inc.*	903
50	S.Y. Bancorp, Inc.	1,240
57	Safeguard Scientifics, Inc.*	1,196
120	Saul Centers, Inc. (REIT)	5,520
1,164	Signature Bank/NY*	60,400
880	Stifel Financial Corp.*	63,131
992	Strategic Hotels & Resorts, Inc. (REIT)*	6,448
79	Suffolk Bancorp	1,627
1,322	Tanger Factory Outlet Centers (REIT)	35,231
126	Tejon Ranch Co.*	3,315
481	Tower Group, Inc.	13,074
298	TradeStation Group, Inc.*	2,005
114	TrustCo Bank Corp NY	687
165	Universal Health Realty Income Trust (REIT)	6,562
84	Urstadt Biddle Properties, Inc., Class A (REIT)	1,629
147	ViewPoint Financial Group	1,952
133	Virtus Investment Partners, Inc.*	7,751
456	Washington Real Estate Investment Trust (REIT)	14,245
370	Westamerica Bancorp.	19,085
153	Westwood Holdings Group, Inc.	5,742
232	World Acceptance Corp.*	13,876
		873,130
	Health Care - 10.5%

628	Abaxis, Inc.*	16,655
890	Abiomed, Inc.*	11,098
831	Accelrys, Inc.*	7,196
331	Accretive Health, Inc.*	6,729
1,552	Accuray, Inc.*	15,365
1,102	Acorda Therapeutics, Inc.*	23,109
261	Acura Pharmaceuticals, Inc.*	859
144	Aegerion Pharmaceuticals, Inc.*	2,140
585	Affymax, Inc.*	3,732
208	Affymetrix, Inc.*	1,021
318	Air Methods Corp.*	18,457
1,571	Akorn, Inc.*	8,782
1,243	Alexza Pharmaceuticals, Inc.*	1,554
1,686	Align Technology, Inc.*	35,153
186	Alimera Sciences, Inc.*	1,484
751	Alkermes, Inc.*	10,762
782	Alliance HealthCare Services, Inc.*	3,237
89	Allied Healthcare International, Inc.*	218
2,237	Allos Therapeutics, Inc.*	7,472
233	Almost Family, Inc.*	9,087
1,037	Alnylam Pharmaceuticals, Inc.*	11,386
1,123	Alphatec Holdings, Inc.*	2,987
598	AMAG Pharmaceuticals, Inc.*	11,009
813	Amedisys, Inc.*	29,203
256	America Service Group, Inc.	4,680
26	American Dental Partners, Inc.*	334
2,145	American Medical Systems Holdings, Inc.*	46,997
191	AMERIGROUP Corp.*	10,954
493	AMN Healthcare Services, Inc.*	3,683
316	Anacor Pharmaceuticals, Inc.*	2,506
263	Analogic Corp.	14,255
2,005	Antares Pharma, Inc.*	3,128
163	Anthera Pharmaceuticals, Inc.*	887
688	Aoxing Pharmaceutical Co., Inc.*	1,410
425	Ardea Biosciences, Inc.*	11,267
3,456	Arena Pharmaceuticals, Inc.*	5,599
3,611	Ariad Pharmaceuticals, Inc.*	21,702
1,397	Arqule, Inc.*	8,899
1,597	Array Biopharma, Inc.*	4,472
767	ArthroCare Corp.*	26,454
1,016	AspenBio Pharma, Inc.*	589
942	athenahealth, Inc.*	42,710
45	Atrion Corp.	7,935
1,187	Auxilium Pharmaceuticals, Inc.*	26,672
2,651	AVANIR Pharmaceuticals, Inc., Class A*	9,994
313	AVEO Pharmaceuticals, Inc.*	4,313
3,142	AVI BioPharma, Inc.*	6,284
822	BioCryst Pharmaceuticals, Inc.*	3,567
527	Biodel, Inc.*	1,070
512	BioMimetic Therapeutics, Inc.*	6,902
682	Bio-Reference Labs, Inc.*	14,267
2,303	BioSante Pharmaceuticals, Inc.*	4,951
816	BioScrip, Inc.*	3,444
113	BioSpecifics Technologies Corp.*	3,037
722	BioTime, Inc.*	4,975
2,067	Bruker Corp.*	39,666
883	Cadence Pharmaceuticals, Inc.*	6,631
1,276	Caliper Life Sciences, Inc.*	8,536
21	Caraco Pharmaceutical Laboratories Ltd.*	109
172	CardioNet, Inc.*	829
1,081	Catalyst Health Solutions, Inc.*	48,872
187	Celera Corp.*	1,189
905	Celldex Therapeutics, Inc.*	3,557
1,691	Cepheid, Inc.*	44,828
1,346	Cerus Corp.*	4,630
1,351	Chelsea Therapeutics International Ltd.*	5,580
650	Chemed Corp.	42,536
164	Chindex International, Inc.*	2,927
334	Clinical Data, Inc.*	10,144
339	Codexis, Inc.*	3,614
150	Complete Genomics, Inc.*	1,095
279	Computer Programs & Systems, Inc.	15,069
883	Conceptus, Inc.*	12,415
622	Continucare Corp.*	3,521
885	Corcept Therapeutics, Inc.*	3,310
198	Corvel Corp.*	9,801

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
78	CryoLife, Inc.*	$421
1,662	Cubist Pharmaceuticals, Inc.*	36,448
351	Cumberland Pharmaceuticals, Inc.*	2,148
2,152	Curis, Inc.*	6,693
24	Cutera, Inc.*	232
791	Cyberonics, Inc.*	26,127
1,217	Cytokinetics, Inc.*	1,911
1,308	Cytori Therapeutics, Inc.*	7,613
3,106	CytRx Corp.*	2,951
1,242	Delcath Systems, Inc.*	8,135
1,491	Depomed, Inc.*	12,509
1,752	DexCom, Inc.*	25,632
502	Dionex Corp.*	59,146
2,470	Durect Corp.*	8,003
2,780	Dyax Corp.*	4,782
2,720	Dynavax Technologies Corp.*	8,133
31	DynaVox, Inc., Class A*	181
540	Emergent Biosolutions, Inc.*	11,362
638	Emeritus Corp.*	15,012
1,385	Endologix, Inc.*	8,227
386	Ensign Group, Inc. (The)	11,738
848	Enzo Biochem, Inc.*	3,655
874	Enzon Pharmaceuticals, Inc.*	9,334
1,389	eResearchTechnology, Inc.*	8,820
1,311	Exact Sciences Corp.*	7,119
162	Exactech, Inc.*	3,070
253	ExamWorks Group, Inc.*	5,331
1,656	Exelixis, Inc.*	20,617
220	Furiex Pharmaceuticals, Inc.*	3,656
398	Genomic Health, Inc.*	10,045
499	Genoptix, Inc.*	12,470
277	Gentiva Health Services, Inc.*	7,820
3,489	Geron Corp.*	17,271
715	Haemonetics Corp.*	44,080
2,232	Halozyme Therapeutics, Inc.*	15,423
377	Hanger Orthopedic Group, Inc.*	10,141
1,209	Hansen Medical, Inc.*	2,527
2,512	HealthSouth Corp.*	60,816
266	HeartWare International, Inc.*	22,365
257	Hi-Tech Pharmacal Co., Inc.*	5,934
773	HMS Holdings Corp.*	58,408
79	ICU Medical, Inc.*	3,317
1,016	Idenix Pharmaceuticals, Inc.*	3,434
1,989	Immucor, Inc.*	38,726
1,929	Immunogen, Inc.*	17,380
1,868	Immunomedics, Inc.*	6,837
1,593	Impax Laboratories, Inc.*	32,800
2,503	Incyte Corp.*	34,241
293	Infinity Pharmaceuticals, Inc.*	1,696
1,400	Inhibitex, Inc.*	3,290
1,367	Inovio Pharmaceuticals, Inc.*	1,613
1,693	Inspire Pharmaceuticals, Inc.*	6,806
1,242	Insulet Corp.*	21,983
598	Integra LifeSciences Holdings Corp.*	29,990
1,294	InterMune, Inc.*	47,373
49	Invacare Corp.	1,449
462	IPC The Hospitalist Co., Inc.*	18,850
462	IRIS International, Inc.*	4,689
550	Ironwood Pharmaceuticals, Inc.*	6,726
2,679	Isis Pharmaceuticals, Inc.*	24,432
401	Jazz Pharmaceuticals, Inc.*	9,877
25	Kendle International, Inc.*	297
208	Kensey Nash Corp.*	5,462
1,452	Keryx Biopharmaceuticals, Inc.*	5,735
267	Landauer, Inc.	16,794
100	Lannett Co., Inc.*	567
531	LCA-Vision, Inc.*	3,754
1,902	Lexicon Pharmaceuticals, Inc.*	3,690
445	LHC Group, Inc.*	13,288
558	Ligand Pharmaceuticals, Inc., Class B*	6,049
1,067	Luminex Corp.*	20,081
869	MAKO Surgical Corp.*	17,901
1,896	MannKind Corp.*	7,091
448	MAP Pharmaceuticals, Inc.*	7,226
1,477	Masimo Corp.	44,517
83	Maxygen, Inc.	346
1,225	MedAssets, Inc.*	17,358
835	Medicines Co. (The)*	14,521
535	Medidata Solutions, Inc.*	13,862
968	Medivation, Inc.*	16,727
322	MedQuist, Inc.	2,882
718	MELA Sciences, Inc.*	1,888
1,470	Merge Healthcare, Inc.*	7,365
1,156	Meridian Bioscience, Inc.	24,935
727	Merit Medical Systems, Inc.*	12,417
761	Metabolix, Inc.*	6,910
1,136	Metropolitan Health Networks, Inc.*	5,646
2,587	Micromet, Inc.*	16,117
257	Molina Healthcare, Inc.*	9,003
1,258	Momenta Pharmaceuticals, Inc.*	17,461
349	MWI Veterinary Supply, Inc.*	24,158
1,208	Nabi Biopharmaceuticals*	6,837
485	Nanosphere, Inc.*	1,596
50	National Research Corp.	1,635
811	Natus Medical, Inc.*	12,862
3,231	Nektar Therapeutics*	30,985
642	Neogen Corp.*	24,004
874	NeoStem, Inc.*	1,224
1,309	Neuralstem, Inc.*	2,683
1,395	Neurocrine Biosciences, Inc.*	9,416
314	NeurogesX, Inc.*	1,196
2,573	Novavax, Inc.*	6,690
1,904	NPS Pharmaceuticals, Inc.*	14,718
82	NuPathe, Inc.*	642
1,114	NuVasive, Inc.*	29,777
717	NxStage Medical, Inc.*	14,792
464	Nymox Pharmaceutical Corp.*	3,011
487	Obagi Medical Products, Inc.*	5,581
533	Omeros Corp.*	3,459
926	Omnicell, Inc.*	12,445
1,783	Onyx Pharmaceuticals, Inc.*	62,833
2,521	Opko Health, Inc.*	12,176
1,146	Optimer Pharmaceuticals, Inc.*	13,683
1,315	OraSure Technologies, Inc.*	9,113
864	Orexigen Therapeutics, Inc.*	2,817
501	Orthofix International N.V.*	15,832
1,897	Orthovita, Inc.*	4,515
479	Osiris Therapeutics, Inc.*	3,176
1,417	Owens & Minor, Inc.	44,210
381	Pacific Biosciences of California, Inc.*	5,997
1,010	Pain Therapeutics, Inc.*	6,908
305	Palomar Medical Technologies, Inc.*	4,874
1,661	Parexel International Corp.*	38,984
204	PDI, Inc.*	1,769
3,976	PDL BioPharma, Inc.	22,067
1,820	Peregrine Pharmaceuticals, Inc.*	4,059
1,235	Pharmacyclics, Inc.*	6,373
910	Pharmasset, Inc.*	45,500
335	PharMerica Corp.*	3,936
756	Pozen, Inc.*	3,886
575	Progenics Pharmaceuticals, Inc.*	3,249
368	Providence Service Corp. (The)*	6,039

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,627	PSS World Medical, Inc.*	$42,335
1,054	Pure Bioscience*	2,034
537	Quality Systems, Inc.	42,906
1,566	Questcor Pharmaceuticals, Inc.*	20,295
705	Quidel Corp.*	9,278
127	RehabCare Group, Inc.*	4,718
1,479	Rigel Pharmaceuticals, Inc.*	10,338
265	Rochester Medical Corp.*	2,801
89	RTI Biologics, Inc.*	239
543	Rural/Metro Corp.*	8,140
1,622	Salix Pharmaceuticals Ltd.*	54,077
1,284	Sangamo Biosciences, Inc.*	10,619
1,491	Santarus, Inc.*	4,756
1,921	Savient Pharmaceuticals, Inc.*	18,518
1,060	Sciclone Pharmaceuticals, Inc.*	4,706
2,662	Seattle Genetics, Inc.*	39,531
2,813	Sequenom, Inc.*	17,272
979	SIGA Technologies, Inc.*	13,119
953	Sirona Dental Systems, Inc.*	48,088
498	Solta Medical, Inc.*	1,559
1,041	Somaxon Pharmaceuticals, Inc.*	3,175
384	SonoSite, Inc.*	13,805
942	Spectranetics Corp. (The)*	4,540
1,409	Spectrum Pharmaceuticals, Inc.*	9,567
992	Staar Surgical Co.*	5,952
3,669	StemCells, Inc.*	3,413
886	Stereotaxis, Inc.*	3,500
1,601	STERIS Corp.	54,194
17	Sucampo Pharmaceuticals, Inc., Class A*	73
1,590	Sunrise Senior Living, Inc.*	18,110
111	SuperGen, Inc.*	330
286	SurModics, Inc.*	3,729
243	Syneron Medical Ltd.*	3,572
322	Synovis Life Technologies, Inc.*	6,356
635	Synta Pharmaceuticals Corp.*	3,550
679	Targacept, Inc.*	19,467
436	Team Health Holdings, Inc.*	8,062
1,778	Theravance, Inc.*	40,503
462	TomoTherapy, Inc.*	1,645
260	Transcend Services, Inc.*	5,535
114	Transcept Pharmaceuticals, Inc.*	1,018
272	U.S. Physical Therapy, Inc.*	5,377
1,377	Unilife Corp.*	6,499
794	Vanda Pharmaceuticals, Inc.*	5,844
476	Vascular Solutions, Inc.*	5,231
2,028	Vical, Inc.*	4,279
298	Vital Images, Inc.*	4,467
2,301	Vivus, Inc.*	17,511
1,435	Volcano Corp.*	37,654
947	West Pharmaceutical Services, Inc.	38,931
696	Wright Medical Group, Inc.*	11,018
886	XenoPort, Inc.*	6,441
56	Young Innovations, Inc.	1,774
1,871	Zalicus, Inc.*	4,060
1,696	ZIOPHARM Oncology, Inc.*	10,329
158	Zogenix, Inc.*	645
610	Zoll Medical Corp.*	28,231
		3,320,619
	Industrials - 9.4%

518	3D Systems Corp.*	25,356
963	A. O. Smith Corp.	38,905
2,067	A123 Systems, Inc.*	19,595
352	AAON, Inc.	10,806
400	ABM Industries, Inc.	10,652
961	Acacia Research - Acacia Technologies*	28,177
1,933	Actuant Corp., Class A	54,704
1,238	Acuity Brands, Inc.	69,972
619	Administaff, Inc.	18,527
1,223	Advanced Battery Technologies, Inc.*	4,745
440	Advisory Board Co. (The)*	22,510
471	Aerovironment, Inc.*	13,664
12	Alamo Group, Inc.	350
57	Alaska Air Group, Inc.*	3,389
146	Albany International Corp., Class A	3,557
433	Allegiant Travel Co.	17,870
763	Altra Holdings, Inc.*	16,504
127	Ameresco, Inc., Class A*	1,831
149	American Reprographics Co.*	1,326
256	American Science & Engineering, Inc.	24,064
1,442	American Superconductor Corp.*	38,242
18	American Woodmark Corp.	359
23	Ampco-Pittsburgh Corp.	610
905	APAC Customer Services, Inc.*	5,303
2,207	Applied Energetics, Inc.*	1,836
1,205	Applied Industrial Technologies, Inc.	38,608
39	Argan, Inc.*	351
2,677	ArvinMeritor, Inc.*	47,972
248	Astronics Corp.*	5,347
2,922	Avis Budget Group, Inc.*	44,765
332	AZZ, Inc.	14,163
426	Badger Meter, Inc.	16,746
1,218	Barnes Group, Inc.	25,919
152	Barrett Business Services, Inc.	2,218
1,296	Beacon Roofing Supply, Inc.*	27,488
1,331	Belden, Inc.	48,755
1,361	Blount International, Inc.*	20,687
312	BlueLinx Holdings, Inc.*	1,207
886	Briggs & Stratton Corp.	17,835
1,149	Brink’s Co. (The)	35,470
669	Broadwind Energy, Inc.*	1,070
205	Builders FirstSource, Inc.*	490
112	CAI International, Inc.*	2,372
6,844	Capstone Turbine Corp.*	10,403
710	Casella Waste Systems, Inc., Class A*	5,204
543	CBIZ, Inc.*	3,844
49	CDI Corp.	729
344	Celadon Group, Inc.*	5,026
1,566	Cenveo, Inc.*	8,754
28	CIRCOR International, Inc.	1,110
1,344	CLARCOR, Inc.	55,292
657	Clean Harbors, Inc.*	60,365
213	Coleman Cable, Inc.*	1,574
684	Colfax Corp.*	15,171
26	Compx International, Inc.	393
265	Consolidated Graphics, Inc.*	14,453
975	Corporate Executive Board Co. (The)	39,068
589	CoStar Group, Inc.*	33,379
54	CRA International, Inc.*	1,401
192	Cubic Corp.	9,660
1,371	Deluxe Corp.	35,029
785	DigitalGlobe, Inc.*	25,340
374	Dolan Co. (The)*	4,675
815	Dollar Thrifty Automotive Group, Inc.*	43,285
235	DXP Enterprises, Inc.*	4,996
152	Dynamic Materials Corp.	4,017
1,831	Ener1, Inc.*	6,756

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,038	Energy Recovery, Inc.*	$3,519
561	EnerNOC, Inc.*	10,816
393	EnerSys*	13,951
153	Ennis, Inc.	2,486
245	EnPro Industries, Inc.*	9,722
372	Exponent, Inc.*	14,638
1,145	Flow International Corp.*	4,569
825	Forward Air Corp.	24,445
373	Franklin Covey Co.*	3,032
608	Franklin Electric Co., Inc.	25,840
3,057	FuelCell Energy, Inc.*	5,350
931	Furmanite Corp.*	6,768
107	GenCorp, Inc.*	555
198	Generac Holdings, Inc.*	3,629
1,103	Genesee & Wyoming, Inc., Class A*	57,455
959	Geo Group, Inc. (The)*	24,387
628	GeoEye, Inc.*	27,977
51	Global Defense Technology & Systems, Inc.*	834
347	Gorman-Rupp Co. (The)	12,954
119	GP Strategies Corp.*	1,378
3,427	GrafTech International Ltd.*	68,574
280	Graham Corp.	5,944
585	Great Lakes Dredge & Dock Corp.	4,604
351	Hawaiian Holdings, Inc.*	2,331
1,869	Healthcare Services Group, Inc.	33,212
1,435	Heartland Express, Inc.	23,807
835	HEICO Corp.	46,192
42	Heidrick & Struggles International, Inc.	1,144
1,621	Herman Miller, Inc.	43,670
2,270	Hexcel Corp.*	42,108
202	Higher One Holdings, Inc.*	3,796
165	Hill International, Inc.*	874
1,287	HNI Corp.	40,837
44	Hoku Corp.*	86
505	Houston Wire & Cable Co.	6,767
1,063	HUB Group, Inc., Class A*	37,162
915	Hudson Highland Group, Inc.*	6,140
197	Huron Consulting Group, Inc.*	5,481
167	ICF International, Inc.*	3,786
714	II-VI, Inc.*	36,550
676	InnerWorkings, Inc.*	5,523
960	Insituform Technologies, Inc., Class A*	24,806
27	Insteel Industries, Inc.	334
1,436	Interface, Inc., Class A	23,938
84	Interline Brands, Inc.*	1,840
801	John Bean Technologies Corp.	15,195
94	Kadant, Inc.*	2,446
395	Kaman Corp.	12,589
952	Kaydon Corp.	37,356
81	Kelly Services, Inc., Class A*	1,703
228	KEYW Holding Corp. (The)*	3,249
875	Kforce, Inc.*	15,628
1,692	Knight Transportation, Inc.	31,488
1,338	Knoll, Inc.	27,656
75	Korn/Ferry International*	1,715
295	LaBarge, Inc.*	4,626
95	LECG Corp.*	12
355	Lindsay Corp.	25,067
16	M&F Worldwide Corp.*	397
67	Marten Transport Ltd.	1,430
279	McGrath RentCorp	7,675
28	Met-Pro Corp.	319
28	Michael Baker Corp.*	881
473	Middleby Corp.*	42,414
555	Mine Safety Appliances Co.	20,052
411	Mistras Group, Inc.*	6,202
145	Mueller Industries, Inc.	4,927
4,106	Mueller Water Products, Inc., Class A	16,670
18	Multi-Color Corp.	334
82	MYR Group, Inc.*	1,850
152	NACCO Industries, Inc., Class A	18,932
137	National Presto Industries, Inc.	17,336
333	Navigant Consulting, Inc.*	3,127
557	NCI Building Systems, Inc.*	7,870
971	Nordson Corp.	105,752
1,074	Old Dominion Freight Line, Inc.*	33,058
78	Omega Flex, Inc.*	1,019
110	On Assignment, Inc.*	1,155
672	Orbital Sciences Corp.*	11,955
765	Orion Marine Group, Inc.*	9,448
995	Pacer International, Inc.*	5,403
223	Park-Ohio Holdings Corp.*	4,924
8	Patriot Transportation Holding, Inc.*	200
169	PGT, Inc.*	404
494	PMFG, Inc.*	9,169
619	Polypore International, Inc.*	36,174
519	PowerSecure International, Inc.*	3,841
6	Preformed Line Products Co.	426
72	Primoris Services Corp.	616
87	Quality Distribution, Inc.*	879
224	Quanex Building Products Corp.	4,231
462	Raven Industries, Inc.	25,068
618	RBC Bearings, Inc.*	22,365
1,318	Resources Connection, Inc.	25,424
183	Roadrunner Transportation Systems, Inc.*	2,578
1,832	Rollins, Inc.	35,944
3,288	Satcon Technology Corp.*	11,968
329	Sauer-Danfoss, Inc.*	10,044
272	Schawk, Inc.	4,915
191	School Specialty, Inc.*	2,932
31	SeaCube Container Leasing Ltd.	466
198	SFN Group, Inc.*	2,738
1,051	Simpson Manufacturing Co., Inc.	30,405
441	Standard Parking Corp.*	8,009
509	Standard Register Co. (The)	1,751
65	Standex International Corp.	2,228
253	Steelcase, Inc., Class A	2,457
356	Sun Hydraulics Corp.	12,852
134	SYKES Enterprises, Inc.*	2,492
109	TAL International Group, Inc.	3,802
1,781	Taser International, Inc.*	6,732
39	Team, Inc.*	1,011
282	Teledyne Technologies, Inc.*	14,768
537	Tennant Co.	21,829
1,756	Tetra Tech, Inc.*	41,266
270	Textainer Group Holdings Ltd.	9,545
157	Titan International, Inc.	3,771
116	Titan Machinery, Inc.*	2,985
52	Tredegar Corp.	1,015
440	Trex Co., Inc.*	13,178
427	Trimas Corp.*	8,783
794	TrueBlue, Inc.*	12,823
32	Twin Disc, Inc.	1,036
434	United Stationers, Inc.*	29,260
1,026	UQM Technologies, Inc.*	3,140
485	US Ecology, Inc.	8,153
77	Viad Corp.	1,765
555	Vicor Corp.	8,453
60	VSE Corp.	1,627

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
792	Watsco, Inc.	$51,147
79	Watts Water Technologies, Inc., Class A	3,090
178	Werner Enterprises, Inc.	4,192
1,734	Woodward, Inc.	57,031
174	Xerium Technologies, Inc.*	3,736
		2,974,626
	Information Technology - 16.3%

968	ACI Worldwide, Inc.*	30,308
1,336	Acme Packet, Inc.*	100,521
1,291	Actuate Corp.*	6,158
1,946	Acxiom Corp.*	33,354
1,769	ADTRAN, Inc.	80,454
251	Advanced Analogic Technologies, Inc.*	1,062
653	Advanced Energy Industries, Inc.*	10,526
898	Advent Software, Inc.*	26,042
27	Agilysys, Inc.*	136
14	Alpha & Omega Semiconductor Ltd.*	183
628	American Software, Inc., Class A	4,220
2,986	Amkor Technology, Inc.*	22,007
1,364	ANADIGICS, Inc.*	7,407
46	Anaren, Inc.*	976
538	Ancestry.com, Inc.*	17,679
400	Anixter International, Inc.	28,648
1,863	Applied Micro Circuits Corp.*	19,561
2,558	Ariba, Inc.*	79,170
693	Arris Group, Inc.*	9,148
2,196	Aruba Networks, Inc.*	66,868
1,771	Aspen Technology, Inc.*	26,972
52	ATMI, Inc.*	948
258	Axcelis Technologies, Inc.*	709
364	AXT, Inc.*	2,701
15	Bel Fuse, Inc., Class B	329
158	Benchmark Electronics, Inc.*	2,980
659	BigBand Networks, Inc.*	1,713
1,275	Blackbaud, Inc.	33,928
972	Blackboard, Inc.*	34,030
1,184	Blue Coat Systems, Inc.*	33,318
945	Bottomline Technologies, Inc.*	20,894
2,005	Brightpoint, Inc.*	25,263
163	BroadSoft, Inc.*	5,754
1,086	Brooks Automation, Inc.*	13,629
151	Cabot Microelectronics Corp.*	7,372
62	CACI International, Inc., Class A*	3,678
291	Calix, Inc.*	5,172
767	Cardtronics, Inc.*	14,535
239	Cass Information Systems, Inc.	9,333
1,263	Cavium Networks, Inc.*	54,536
558	CEVA, Inc.*	12,722
444	Checkpoint Systems, Inc.*	9,670
1,967	Cirrus Logic, Inc.*	45,929
894	Cognex Corp.	24,952
496	Coherent, Inc.*	30,628
128	Cohu, Inc.	1,884
1,229	CommVault Systems, Inc.*	44,895
284	Computer Task Group, Inc.*	3,331
645	comScore, Inc.*	17,757
297	Comtech Telecommunications Corp.	8,034
716	Comverge, Inc.*	3,644
1,146	Concur Technologies, Inc.*	59,626
2,311	Conexant Systems, Inc.*	5,454
811	Constant Contact, Inc.*	23,462
168	Convio, Inc.*	1,719
433	Cray, Inc.*	3,196
453	CSG Systems International, Inc.*	8,856
281	CTS Corp.	3,333
208	Cymer, Inc.*	10,525
187	Daktronics, Inc.	2,141
376	DDi Corp.	3,899
964	DealerTrack Holdings, Inc.*	19,454
526	Deltek, Inc.*	3,835
544	DemandTec, Inc.*	7,077
713	DG FastChannel, Inc.*	23,607
479	Dice Holdings, Inc.*	6,577
116	Digi International, Inc.*	1,284
192	Digimarc Corp.*	5,735
141	Digital River, Inc.*	4,735
965	Diodes, Inc.*	27,946
495	DTS, Inc.*	22,448
861	Ebix, Inc.*	22,679
939	Echelon Corp.*	8,226
303	Echo Global Logistics, Inc.*	3,581
72	Electro Scientific Industries, Inc.*	1,097
23	EMS Technologies, Inc.*	447
327	Energy Conversion Devices, Inc.*	1,282
1,185	Entegris, Inc.*	10,333
1,851	Entropic Communications, Inc.*	17,140
168	Envestnet, Inc.*	2,108
856	Epicor Software Corp.*	8,817
65	EPIQ Systems, Inc.	898
6	ePlus, Inc.*	171
114	Exar Corp.*	738
432	ExlService Holdings, Inc.*	9,599
704	Extreme Networks*	2,760
194	Fabrinet*	5,671
377	FalconStor Software, Inc.*	1,836
459	FARO Technologies, Inc.*	16,363
293	FEI Co.*	9,824
2,315	Finisar Corp.*	94,961
415	Forrester Research, Inc.	15,015
1,192	Fortinet, Inc.*	48,681
1,095	FSI International, Inc.*	4,238
1,273	Global Cash Access Holdings, Inc.*	4,379
35	Globecomm Systems, Inc.*	373
1,888	GSI Commerce, Inc.*	39,252
390	GSI Technology, Inc.*	3,670
1,543	GT Solar International, Inc.*	16,495
379	Guidance Software, Inc.*	2,899
508	Hackett Group, Inc. (The)*	1,834
659	Harmonic, Inc.*	6,333
1,077	Heartland Payment Systems, Inc.	21,088
778	Hittite Microwave Corp.*	47,754
1,312	Hypercom Corp.*	13,107
673	iGate Corp.	12,181
133	Ikanos Communications, Inc.*	168
800	Immersion Corp.*	5,680
2,313	Infinera Corp.*	18,527
131	Infospace, Inc.*	1,056
136	Inphi Corp.*	3,263
309	Insight Enterprises, Inc.*	5,652
30	Integral Systems, Inc.*	367
2,692	Integrated Device Technology, Inc.*	20,863
661	Integrated Silicon Solution, Inc.*	6,465
371	Interactive Intelligence, Inc.*	12,766
1,251	InterDigital, Inc.	59,648
828	Intermec, Inc.*	9,298
245	Intevac, Inc.*	3,129
254	IntraLinks Holdings, Inc.*	7,160
739	IPG Photonics Corp.*	42,064
979	Ixia*	17,181
432	IXYS Corp.*	5,365

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
891	j2 Global Communications, Inc.*	$25,919
2,429	Jack Henry & Associates, Inc.	77,509
228	JDA Software Group, Inc.*	6,726
643	Kenexa Corp.*	14,911
44	Keynote Systems, Inc.	774
808	KIT Digital, Inc.*	10,512
460	Knot, Inc. (The)*	4,614
713	Kopin Corp.*	3,130
1,996	Kulicke & Soffa Industries, Inc.*	19,142
432	KVH Industries, Inc.*	6,342
3,300	Lattice Semiconductor Corp.*	21,912
3,949	Lawson Software, Inc.*	40,043
1,072	Limelight Networks, Inc.*	7,450
1,696	Lionbridge Technologies, Inc.*	6,241
403	Liquidity Services, Inc.*	6,476
535	Littelfuse, Inc.	28,264
1,267	LivePerson, Inc.*	12,708
604	Local.com Corp.*	2,398
429	LogMeIn, Inc.*	15,397
517	LoopNet, Inc.*	6,152
307	Loral Space & Communications, Inc.*	23,228
1,393	LTX-Credence Corp.*	12,453
1,879	Magma Design Automation, Inc.*	12,495
646	Manhattan Associates, Inc.*	20,801
579	Mantech International Corp., Class A*	25,013
1,424	Mattson Technology, Inc.*	3,731
497	MAXIMUS, Inc.	36,778
212	MaxLinear, Inc., Class A*	2,230
752	Maxwell Technologies, Inc.*	13,619
118	MediaMind Technologies, Inc.*	1,602
1,312	Mentor Graphics Corp.*	20,861
94	Mercury Computer Systems, Inc.*	1,784
153	Meru Networks, Inc.*	3,268
614	Methode Electronics, Inc.	7,184
1,447	Micrel, Inc.	19,448
898	Microsemi Corp.*	19,783
238	MicroStrategy, Inc., Class A*	28,286
2,711	Microvision, Inc.*	4,527
909	Mindspeed Technologies, Inc.*	7,036
1,426	MIPS Technologies, Inc.*	17,354
595	MKS Instruments, Inc.	17,862
73	ModusLink Global Solutions, Inc.*	504
2,117	MoneyGram International, Inc.*	5,843
920	Monolithic Power Systems, Inc.*	14,214
634	Monotype Imaging Holdings, Inc.*	8,483
899	MoSys, Inc.*	5,070
122	Motricity, Inc.*	1,889
4,438	Move, Inc.*	9,409
436	MTS Systems Corp.	20,191
244	Multi-Fineline Electronix, Inc.*	6,983
507	Nanometrics, Inc.*	9,136
188	NCI, Inc., Class A*	4,305
1,002	Netgear, Inc.*	32,866
1,782	Netlogic Microsystems, Inc.*	73,757
870	Netscout Systems, Inc.*	21,741
521	NetSuite, Inc.*	15,635
1,025	Network Engines, Inc.*	2,122
855	Network Equipment Technologies, Inc.*	3,112
319	Newport Corp.*	5,311
1,589	NIC, Inc.	16,112
90	Novatel Wireless, Inc.*	533
134	NVE Corp.*	7,939
1,406	Oclaro, Inc.*	24,788
1,210	Omnivision Technologies, Inc.*	37,050
260	Online Resources Corp.*	1,703
450	OpenTable, Inc.*	39,991
2,387	Openwave Systems, Inc.*	5,299
213	Oplink Communications, Inc.*	5,796
378	Opnet Technologies, Inc.	12,882
343	OSI Systems, Inc.*	12,904
3,304	Parametric Technology Corp.*	78,305
362	Park Electrochemical Corp.	11,512
643	PDF Solutions, Inc.*	4,450
460	Pegasystems, Inc.	18,529
411	Perficient, Inc.*	5,109
84	Pericom Semiconductor Corp.*	845
1,373	Plantronics, Inc.	47,904
1,149	Plexus Corp.*	36,113
1,054	PLX Technology, Inc.*	3,963
702	Power Integrations, Inc.	27,968
1,988	Power-One, Inc.*	16,361
781	Presstek, Inc.*	1,851
1,910	Progress Software Corp.*	56,078
551	PROS Holdings, Inc.*	6,309
1,174	Pulse Electronics Corp.	7,091
182	QAD, Inc., Class A*	1,654
291	QLIK Technologies, Inc.*	7,613
5,844	Quantum Corp.*	15,136
1,547	Quest Software, Inc.*	41,444
286	QuinStreet, Inc.*	6,232
2,760	Rackspace Hosting, Inc.*	101,872
940	Radiant Systems, Inc.*	16,121
499	Radisys Corp.*	4,157
204	RealD, Inc.*	4,580
332	RealPage, Inc.*	8,234
375	Renaissance Learning, Inc.	4,028
7,639	RF Micro Devices, Inc.*	57,293
116	Richardson Electronics Ltd.	1,508
616	RightNow Technologies, Inc.*	16,441
3,810	Riverbed Technology, Inc.*	157,315
368	Rofin-Sinar Technologies, Inc.*	14,271
149	Rogers Corp.*	7,027
298	Rosetta Stone, Inc.*	4,458
451	Rubicon Technology, Inc.*	10,292
833	Rudolph Technologies, Inc.*	9,230
797	Saba Software, Inc.*	5,635
2,263	Sanmina-SCI Corp.*	35,348
2,933	Sapient Corp.*	34,756
1,067	SAVVIS, Inc.*	34,667
376	Seachange International, Inc.*	3,549
1,767	Semtech Corp.*	41,843
1,281	ShoreTel, Inc.*	8,698
133	Sigma Designs, Inc.*	1,819
58	Silicon Graphics International Corp.*	900
1,664	Silicon Image, Inc.*	13,379
890	SMART Modular Technologies (WWH), Inc.*	6,168
762	Smith Micro Software, Inc.*	7,140
994	SolarWinds, Inc.*	22,315
4,882	Sonus Networks, Inc.*	14,792
782	Sourcefire, Inc.*	21,192
389	Spansion, Inc., Class A*	8,196
137	Spectrum Control, Inc.*	1,919
134	SPS Commerce, Inc.*	2,077
99	SRA International, Inc., Class A*	2,696
335	SRS Labs, Inc.*	3,028
377	SS&C Technologies Holdings, Inc.*	7,385
300	Stamps.com, Inc.	4,032
197	Standard Microsystems Corp.*	5,226
1,159	STEC, Inc.*	23,678
584	Stratasys, Inc.*	26,502

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
95	Stream Global Services, Inc.*	$299
1,791	SuccessFactors, Inc.*	64,315
695	Super Micro Computer, Inc.*	10,390
279	Supertex, Inc.*	6,378
1,328	Support.com, Inc.*	7,410
964	Synaptics, Inc.*	28,438
662	Synchronoss Technologies, Inc.*	22,680
375	Syntel, Inc.	19,744
184	Take-Two Interactive Software, Inc.*	2,957
1,132	Taleo Corp., Class A*	36,552
257	TechTarget, Inc.*	2,233
257	Tekelec*	1,971
529	TeleCommunication Systems, Inc., Class A*	2,259
229	TeleNav, Inc.*	2,569
814	TeleTech Holdings, Inc.*	18,543
1,658	Terremark Worldwide, Inc.*	31,469
83	Tessco Technologies, Inc.	1,008
826	Tessera Technologies, Inc.*	14,381
715	THQ, Inc.*	4,118
4,729	TIBCO Software, Inc.*	116,428
172	Tier Technologies, Inc.*	1,078
3,286	TiVo, Inc.*	33,780
742	TNS, Inc.*	13,987
157	Travelzoo, Inc.*	6,194
174	Trident Microsystems, Inc.*	235
4,417	TriQuint Semiconductor, Inc.*	62,942
531	TTM Technologies, Inc.*	9,314
812	Tyler Technologies, Inc.*	17,961
709	Ultimate Software Group, Inc.*	37,889
616	Ultra Clean Holdings*	6,511
550	Ultratech, Inc.*	13,596
491	Unisys Corp.*	18,246
533	United Online, Inc.	3,203
857	Universal Display Corp.*	36,071
1,803	ValueClick, Inc.*	26,919
620	VASCO Data Security International, Inc.*	5,561
1,154	Veeco Instruments, Inc.*	54,907
2,432	VeriFone Systems, Inc.*	110,510
344	Viasat, Inc.*	14,314
89	Viasystems Group, Inc.*	2,113
1,003	VirnetX Holding Corp.	12,036
209	Virtusa Corp.*	3,530
477	Vocus, Inc.*	11,591
705	Volterra Semiconductor Corp.*	17,787
2,279	Wave Systems Corp., Class A*	8,979
1,156	Websense, Inc.*	24,762
1,104	Wright Express Corp.*	56,304
858	Xyratex Ltd.*	10,905
1,588	Zix Corp.*	5,860
144	Zoran Corp.*	1,614
76	Zygo Corp.*	1,100
		5,158,765
	Materials - 2.8%

47	A. Schulman, Inc.	1,046
52	AEP Industries, Inc.*	1,460
2,131	Allied Nevada Gold Corp.*	64,654
678	AMCOL International Corp.	21,160
389	Arch Chemicals, Inc.	13,985
802	Balchem Corp.	28,872
45	Brush Engineered Materials, Inc.*	1,970
1,599	Calgon Carbon Corp.*	22,450
1,743	Capital Gold Corp.*	9,482
241	Clearwater Paper Corp.*	19,111
163	Coeur d’Alene Mines Corp.*	5,136
306	Deltic Timber Corp.	18,596
1,074	Ferro Corp.*	17,098
1,964	General Moly, Inc.*	10,291
1,745	Globe Specialty Metals, Inc.	40,641
7,338	Golden Star Resources Ltd.*	23,188
37	Graham Packaging Co., Inc.*	629
96	H.B. Fuller Co.	2,069
205	Hawkins, Inc.	7,845
44	Haynes International, Inc.	2,281
63	Horsehead Holding Corp.*	1,042
155	Innophos Holdings, Inc.	6,639
2,393	Jaguar Mining, Inc.*	12,683
149	KMG Chemicals, Inc.	2,797
585	Koppers Holdings, Inc.	23,640
272	Kraton Performance Polymers, Inc.*	9,330
124	Landec Corp.*	763
487	LSB Industries, Inc.*	14,746
171	Metals USA Holdings Corp.*	2,556
42	Minerals Technologies, Inc.	2,725
322	Molycorp, Inc.*	15,453
206	Neenah Paper, Inc.	4,011
272	NewMarket Corp.	34,846
60	NL Industries, Inc.	820
386	Noranda Aluminum Holding Corp.*	6,087
1,306	Olin Corp.	24,305
1,270	Omnova Solutions, Inc.*	8,941
1,845	PolyOne Corp.*	25,609
232	Quaker Chemical Corp.	8,985
379	Rock-Tenn Co., Class A	26,018
1,102	Rockwood Holdings, Inc.*	51,298
113	RTI International Metals, Inc.*	3,220
523	Schweitzer-Mauduit International, Inc.	28,676
1,099	Senomyx, Inc.*	7,968
757	Silgan Holdings, Inc.	27,615
3,454	Solutia, Inc.*	80,167
408	Spartech Corp.*	3,460
222	Stepan Co.	15,582
1,266	Stillwater Mining Co.*	30,219
807	STR Holdings, Inc.*	14,615
496	Thompson Creek Metals Co., Inc.*	6,537
2,830	U.S. Gold Corp.*	20,546
74	United States Lime & Minerals, Inc.*	2,985
418	Verso Paper Corp.*	2,475
187	Wausau Paper Corp.	1,502
966	Worthington Industries, Inc.	18,702
327	WR Grace & Co.*	12,439
617	Zep, Inc.	9,681
		881,647
	Telecommunication Services - 0.6%

641	AboveNet, Inc.	41,594
1,268	Alaska Communications Systems Group, Inc.	12,921
250	Atlantic Tele-Network, Inc.	9,747
763	Cbeyond, Inc.*	10,667
1,620	Cincinnati Bell, Inc.*	4,277
1,277	Cogent Communications Group, Inc.*	18,823
548	Consolidated Communications Holdings, Inc.	10,023
521	Global Crossing Ltd.*	8,206
158	Hughes Communications, Inc.*	9,464
1,641	ICO Global Communications Holdings Ltd.*	3,758
940	Neutral Tandem, Inc.*	16,168
837	NTELOS Holdings Corp.	16,255

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,447	PAETEC Holding Corp.*	$9,299
638	Shenandoah Telecommunications Co.	11,165
362	USA Mobility, Inc.	5,401
1,303	Vonage Holdings Corp.*	5,759
		193,527
	Utilities - 0.0%

404	American DG Energy, Inc.*	917
346	Cadiz, Inc.*	4,429
57	Otter Tail Corp.	1,283
150	South Jersey Industries, Inc.	8,229
		14,858
	Total Common Stocks (Cost $12,794,736)	17,955,135

No. of Warrants
	Warrants - 0.0%
18	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) - 2.7%
	Federal Home Loan Bank
$846,177	0.07%, due 03/01/11	846,177
	Total U.S. Government & Agency Security (Cost $846,177)	846,177

	Repurchase Agreements (a)(b) - 26.9%
8,510,230	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $8,510,341	8,510,230
	Total Repurchase Agreements (Cost $8,510,230)	8,510,230

	Total Investment Securities (Cost $22,151,143) — 86.3%	27,311,542
	Other assets less liabilities — 13.7%	4,348,638
	Net Assets — 100.0%	$31,660,180

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 28, 2011, the value of these securities amounted to $– or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $8,315,139.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT               Real Estate Investment Trust

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,365,104
Aggregate gross unrealized depreciation	(1,147,116)
Net unrealized appreciation	$4,217,988
Federal income tax cost of investments	$23,093,554

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$276,724	$4,599

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	19,613,308	251,883

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	18,465,931	2,747,481

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	7,006,477	1,342,804

		$4,346,767

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 32.2%
	Chemicals - 17.1%

7,164	A. Schulman, Inc.	$159,471
45,263	Air Products & Chemicals, Inc.	4,164,196
16,358	Airgas, Inc.	1,023,684
20,961	Albemarle Corp.	1,206,515
16,265	Ashland, Inc.	915,719
13,780	Cabot Corp.	596,123
12,836	Calgon Carbon Corp.*	180,217
35,926	Celanese Corp.	1,489,133
16,293	CF Industries Holdings, Inc.	2,301,875
11,115	Cytec Industries, Inc.	631,665
262,235	Dow Chemical Co. (The)	9,744,653
206,150	E.I. du Pont de Nemours & Co.	11,311,450
15,665	Eastman Chemical Co.	1,463,268
53,514	Ecolab, Inc.	2,602,921
16,666	FMC Corp.	1,290,615
11,106	H.B. Fuller Co.	239,334
44,095	Huntsman Corp.	778,277
18,015	International Flavors & Fragrances, Inc.	1,025,954
9,767	Intrepid Potash, Inc.*	377,006
15,650	Lubrizol Corp.	1,703,816
77,826	LyondellBasell Industries N.V., Class A*	2,963,614
4,299	Minerals Technologies, Inc.	278,919
34,128	Mosaic Co. (The)	2,929,889
2,371	NewMarket Corp.	303,749
16,359	Olin Corp.	304,441
7,043	OM Group, Inc.*	247,843
37,928	PPG Industries, Inc.	3,352,077
70,714	Praxair, Inc.	7,027,557
11,935	Rockwood Holdings, Inc.*	555,574
29,515	RPM International, Inc.	677,960
11,309	Sensient Technologies Corp.	377,494
23,991	Sigma-Aldrich Corp.	1,532,785
27,846	Solutia, Inc.*	646,306
13,818	WR Grace & Co.*	525,637
		64,929,737
	Commercial Services & Supplies - 0.2%

23,777	Avery Dennison Corp.	949,178

	Metals & Mining - 11.0%

25,056	AK Steel Holding Corp.	400,395
233,948	Alcoa, Inc.	3,942,024
21,297	Allegheny Technologies, Inc.	1,428,603
18,365	Allied Nevada Gold Corp.*	557,194
10,108	Carpenter Technology Corp.	420,291
31,052	Cliffs Natural Resources, Inc.	3,014,218
20,188	Coeur d’Alene Mines Corp.*	636,124
25,759	Commercial Metals Co.	429,402
7,502	Compass Minerals International, Inc.	701,212
215,740	Freeport-McMoRan Copper & Gold, Inc.	11,423,433
58,719	Hecla Mining Co.*	595,998
3,369	Kaiser Aluminum Corp.	170,236
110,860	Newmont Mining Corp.	6,127,232
65,333	Nucor Corp.	3,133,371
17,014	Reliance Steel & Aluminum Co.	941,385
12,105	Royal Gold, Inc.	600,650
6,882	RTI International Metals, Inc.*	196,137
48,573	Southern Copper Corp.	2,055,609
49,338	Steel Dynamics, Inc.	910,779
19,623	Titanium Metals Corp.*	372,641
32,864	United States Steel Corp.	1,889,351
12,136	Walter Energy, Inc.	1,468,577
13,771	Worthington Industries, Inc.	266,606
		41,681,468
	Oil, Gas & Consumable Fuels - 3.0%

27,359	Alpha Natural Resources, Inc.*	1,483,405
37,256	Arch Coal, Inc.	1,249,194
51,755	CONSOL Energy, Inc.	2,624,496
23,611	Massey Energy Co.	1,495,284
17,648	Patriot Coal Corp.*	416,493
61,139	Peabody Energy Corp.	4,003,993
25,762	USEC, Inc.*	137,054
		11,409,919
	Paper & Forest Products - 0.9%

9,616	Domtar Corp.	840,438
92,643	International Paper Co.	2,573,622
		3,414,060
	Total Common Stocks (Cost $114,743,082)	122,384,362

Principal Amount
	U.S. Government & Agency Security (a) - 6.8%
	Federal Home Loan Bank
$25,688,951	0.07%, due 03/01/11	25,688,951
	Total U.S. Government & Agency Security (Cost $25,688,951)	25,688,951

	Repurchase Agreements (a)(b) - 53.9%
204,987,771	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $204,990,091	204,987,771
	Total Repurchase Agreements (Cost $204,987,771)	204,987,771

	Total Investment Securities (Cost $345,419,804) — 92.9%	353,061,084
	Other assets less liabilities — 7.1%	27,071,714
	Net Assets — 100.0%	$380,132,798

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $132,681,301.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,829,909
Aggregate gross unrealized depreciation	(1,249,132)
Net unrealized appreciation	$7,580,777
Federal income tax cost of investments	$345,480,307

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$121,971,529	$16,744,937

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	126,117,973	(272,013)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	38,998,521	10,713,504

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	12,887,661	(2,112)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	222,671,778	(846,360)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	114,497,439	302,551

		$26,640,507

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 32.7%
	Auto Components - 1.4%

430	BorgWarner, Inc.*	$33,372
229	Cooper Tire & Rubber Co.	5,372
525	Dana Holding Corp.*	9,912
519	Gentex Corp.	15,715
903	Goodyear Tire & Rubber Co. (The)*	12,805
2,528	Johnson Controls, Inc.	103,143
187	Lear Corp.*	19,785
224	Tenneco, Inc.*	8,933
383	TRW Automotive Holdings Corp.*	21,754
		230,791
	Automobiles - 1.9%

12,561	Ford Motor Co.*	189,043
2,091	General Motors Co.*	70,112
877	Harley-Davidson, Inc.	35,799
130	Thor Industries, Inc.	4,321
		299,275
	Beverages - 6.5%

69	Brown-Forman Corp., Class A	4,764
339	Brown-Forman Corp., Class B	23,442
239	Central European Distribution Corp.*	5,461
8,014	Coca-Cola Co. (The)	512,255
1,230	Coca-Cola Enterprises, Inc.	32,349
705	Constellation Brands, Inc., Class A*	14,326
898	Dr. Pepper Snapple Group, Inc.	32,382
266	Hansen Natural Corp.*	15,308
602	Molson Coors Brewing Co., Class B	27,529
5,990	PepsiCo, Inc.	379,886
		1,047,702
	Chemicals - 1.0%

2,038	Monsanto Co.	146,512
170	Scotts Miracle-Gro Co. (The), Class A	9,549
		156,061
	Commercial Services & Supplies - 0.1%

214	Herman Miller, Inc.	5,765
140	HNI Corp.	4,442
		10,207
	Distributors - 0.3%

601	Genuine Parts Co.	31,667
540	LKQ Corp.*	12,830
186	Pool Corp.	4,643
		49,140
	Food Products - 5.6%

2,212	Archer-Daniels-Midland Co.	82,242
545	Bunge Ltd.	39,333
784	Campbell Soup Co.	26,389
170	Chiquita Brands International, Inc.*	2,922
1,656	ConAgra Foods, Inc.	38,353
285	Corn Products International, Inc.	13,914
400	Darling International, Inc.*	5,556
680	Dean Foods Co.*	7,181
731	Del Monte Foods Co.	13,838
347	Flowers Foods, Inc.	9,230
155	Fresh Del Monte Produce, Inc.	4,430
2,278	General Mills, Inc.	84,605
436	Green Mountain Coffee Roasters, Inc.*	17,780
1,199	H. J. Heinz Co.	60,214
161	Hain Celestial Group, Inc. (The)*	4,801
586	Hershey Co. (The)	30,659
540	Hormel Foods Corp.	14,796
450	J.M. Smucker Co. (The)	30,978
944	Kellogg Co.	50,561
6,027	Kraft Foods, Inc., Class A	191,900
77	Lancaster Colony Corp.	4,444
416	McCormick & Co., Inc. (Non-Voting)	19,822
769	Mead Johnson Nutrition Co.	46,025
207	Ralcorp Holdings, Inc.*	13,424
2,278	Sara Lee Corp.	38,999
581	Smithfield Foods, Inc.*	13,450
89	Tootsie Roll Industries, Inc.	2,545
130	TreeHouse Foods, Inc.*	6,782
1,158	Tyson Foods, Inc., Class A	21,574
		896,747
	Household Durables - 1.5%

1,044	D.R. Horton, Inc.	12,361
435	Garmin Ltd.	14,768
260	Harman International Industries, Inc.	12,646
347	Jarden Corp.	11,406
286	KB Home	3,790
550	Leggett & Platt, Inc.	12,683
577	Lennar Corp., Class A	11,632
139	MDC Holdings, Inc.	3,649
207	Mohawk Industries, Inc.*	12,029
1,095	Newell Rubbermaid, Inc.	21,177
21	NVR, Inc.*	15,285
1,256	PulteGroup, Inc.*	8,667
166	Ryland Group, Inc.	2,882
623	Stanley Black & Decker, Inc.	47,242
248	Tempur-Pedic International, Inc.*	11,641
508	Toll Brothers, Inc.*	10,800
234	Tupperware Brands Corp.	12,554
286	Whirlpool Corp.	23,595
		248,807
	Household Products - 6.1%

264	Church & Dwight Co., Inc.	19,916
520	Clorox Co.	35,235
1,817	Colgate-Palmolive Co.	142,671
261	Energizer Holdings, Inc.*	17,443
1,542	Kimberly-Clark Corp.	101,618
10,538	Procter & Gamble Co. (The)	664,421
57	WD-40 Co.	2,317
		983,621
	Leisure Equipment & Products - 0.5%

332	Brunswick Corp.	7,646
244	Callaway Golf Co.	1,889
1,011	Eastman Kodak Co.*	3,437
472	Hasbro, Inc.	21,193
1,360	Mattel, Inc.	34,082
123	Polaris Industries, Inc.	9,280
		77,527
	Machinery - 0.2%

187	Briggs & Stratton Corp.	3,764
68	Middleby Corp.*	6,098
218	Snap-On, Inc.	12,520
240	WABCO Holdings, Inc.*	14,023
		36,405
	Personal Products - 0.8%

331	Alberto-Culver Co.	12,327

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,615	Avon Products, Inc.	$44,913
447	Estee Lauder Cos., Inc. (The), Class A	42,201
223	Herbalife Ltd.	17,485
209	Nu Skin Enterprises, Inc., Class A	6,671
		123,597
	Software - 0.3%

2,066	Activision Blizzard, Inc.*	22,974
1,230	Electronic Arts, Inc.*	23,124
317	Take-Two Interactive Software, Inc.*	5,094
435	TiVo, Inc.*	4,472
		55,664
	Textiles, Apparel & Luxury Goods - 2.0%

223	Carter’s, Inc.*	6,391
1,111	Coach, Inc.	61,016
323	CROCS, Inc.*	5,701
145	Deckers Outdoor Corp.*	12,792
177	Fossil, Inc.*	13,583
353	Hanesbrands, Inc.*	9,146
271	Iconix Brand Group, Inc.*	5,989
327	Jones Group, Inc. (The)	4,349
1,117	NIKE, Inc., Class B	99,447
229	Phillips-Van Heusen Corp.	13,742
243	Polo Ralph Lauren Corp.	30,790
135	Skechers U.S.A., Inc., Class A*	2,805
156	Timberland Co. (The), Class A*	5,763
135	Under Armour, Inc., Class A*	8,941
322	VF Corp.	30,806
166	Warnaco Group, Inc. (The)*	9,746
183	Wolverine World Wide, Inc.	6,727
		327,734
	Tobacco - 4.5%

7,842	Altria Group, Inc.	198,952
564	Lorillard, Inc.	43,298
6,903	Philip Morris International, Inc.	433,370
1,272	Reynolds American, Inc.	43,655
93	Universal Corp.	3,889
		723,164
	Total Common Stocks (Cost $4,952,189)	5,266,442

Principal Amount
	U.S. Government & Agency Security (a) - 8.5%
	Federal Home Loan Bank
$1,371,708	0.07%, due 03/01/11	1,371,708
	Total U.S. Government & Agency Security (Cost $1,371,708)	1,371,708

	Repurchase Agreements (a)(b) - 49.1%
7,915,213	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $7,915,277	7,915,213
	Total Repurchase Agreements (Cost $7,915,213)	7,915,213

	Total Investment Securities (Cost $14,239,110) — 90.3%	14,553,363
	Other assets less liabilities — 9.7%	1,560,595
	Net Assets — 100.0%	$16,113,958

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $6,899,186.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,797
Aggregate gross unrealized depreciation	(114,000)
Net unrealized depreciation	$(39,203)
Federal income tax cost of investments	$14,592,566

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$3,657,800	$236,031

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	1,862,894	13,861

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	2,923,759	413,871

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer GoodsSM Index	16,136,394	192,011

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	695,775	386,930

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	1,660,212	19,556

		$1,262,260

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 29.0%
	Airlines - 0.6%

75	Alaska Air Group, Inc.*	$4,459
694	AMR Corp.*	4,678
1,641	Delta Air Lines, Inc.*	18,445
512	JetBlue Airways Corp.*	2,918
117	Skywest, Inc.	1,930
1,549	Southwest Airlines Co.	18,325
660	United Continental Holdings, Inc.*	15,866
336	US Airways Group, Inc.*	2,893
		69,514
	Commercial Services & Supplies - 0.1%

155	Copart, Inc.*	6,512
162	Rollins, Inc.	3,178
		9,690
	Diversified Consumer Services - 0.5%

275	Apollo Group, Inc., Class A*	12,447
137	Career Education Corp.*	3,303
129	DeVry, Inc.	6,998
644	H&R Block, Inc.	9,782
129	Hillenbrand, Inc.	2,806
67	ITT Educational Services, Inc.*	5,082
62	Matthews International Corp., Class A	2,303
119	Regis Corp.	2,086
515	Service Corp. International	5,614
141	Sotheby’s	6,940
29	Strayer Education, Inc.	3,986
72	Weight Watchers International, Inc.	4,401
		65,748
	Electronic Equipment, Instruments & Components - 0.1%

112	Dolby Laboratories, Inc., Class A*	5,664

	Food & Staples Retailing - 4.9%

112	BJ’s Wholesale Club, Inc.*	5,423
79	Casey’s General Stores, Inc.	3,245
903	Costco Wholesale Corp.	67,535
2,842	CVS Caremark Corp.	93,956
1,240	Kroger Co. (The)	28,396
1,265	Rite Aid Corp.*	1,657
88	Ruddick Corp.	3,230
779	Safeway, Inc.	16,998
443	SUPERVALU, Inc.	3,823
1,231	Sysco Corp.	34,209
91	United Natural Foods, Inc.*	3,863
2,044	Walgreen Co.	88,587
4,221	Wal-Mart Stores, Inc.	219,408
282	Whole Foods Market, Inc.	16,514
		586,844
	Health Care Providers & Services - 0.9%

582	AmerisourceBergen Corp.	22,064
729	Cardinal Health, Inc.	30,355
48	Chemed Corp.	3,141
543	McKesson Corp.	43,049
247	Omnicare, Inc.	7,072
180	VCA Antech, Inc.*	4,507
		110,188
	Hotels, Restaurants & Leisure - 4.7%

112	Bally Technologies, Inc.*	4,327
63	Bob Evans Farms, Inc.	1,974
118	Boyd Gaming Corp.*	1,261
211	Brinker International, Inc.	4,988
861	Carnival Corp.	36,739
45	CEC Entertainment, Inc.*	1,741
120	Cheesecake Factory, Inc. (The)*	3,485
65	Chipotle Mexican Grill, Inc.*	15,925
68	Choice Hotels International, Inc.	2,626
48	Cracker Barrel Old Country Store, Inc.	2,392
291	Darden Restaurants, Inc.	13,715
73	Gaylord Entertainment Co.*	2,630
75	Hyatt Hotels Corp., Class A*	3,431
620	International Game Technology	10,205
58	International Speedway Corp., Class A	1,608
83	Interval Leisure Group, Inc.*	1,404
115	Jack in the Box, Inc.*	2,530
938	Las Vegas Sands Corp.*	43,748
87	Life Time Fitness, Inc.*	3,337
658	Marriott International, Inc., Class A	25,800
2,223	McDonald’s Corp.	168,237
665	MGM Resorts International*	9,270
194	Orient-Express Hotels Ltd., Class A*	2,448
46	P.F. Chang’s China Bistro, Inc.	2,136
62	Panera Bread Co., Class A*	7,239
43	Papa John’s International, Inc.*	1,255
139	Penn National Gaming, Inc.*	4,972
125	Pinnacle Entertainment, Inc.*	1,641
281	Royal Caribbean Cruises Ltd.*	12,305
143	Scientific Games Corp., Class A*	1,281
127	Sonic Corp.*	1,128
1,553	Starbucks Corp.	51,218
365	Starwood Hotels & Resorts Worldwide, Inc.	22,302
76	Vail Resorts, Inc.*	3,709
686	Wendy’s/Arby’s Group, Inc., Class A	3,265
123	WMS Industries, Inc.*	4,894
373	Wyndham Worldwide Corp.	11,668
182	Wynn Resorts Ltd.	22,373
976	Yum! Brands, Inc.	49,122
		564,329
	Internet & Catalog Retail - 1.8%

726	Amazon.com, Inc.*	125,809
435	Expedia, Inc.	8,639
84	HSN, Inc.*	2,728
1,179	Liberty Media Corp. - Interactive, Class A*	18,935
94	NetFlix, Inc.*	19,427
101	priceline.com, Inc.*	45,842
		221,380
	Internet Software & Services - 0.8%

2,343	eBay, Inc.*	78,502
125	GSI Commerce, Inc.*	2,599
170	ValueClick, Inc.*	2,538
122	WebMD Health Corp.*	7,076
		90,715
	IT Services - 0.0%

167	Acxiom Corp.*	2,862

	Media - 7.6%

56	Arbitron, Inc.	2,229
525	Cablevision Systems Corp., Class A	19,346

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,305	CBS Corp., Class B	$31,137
4,300	Comcast Corp., Class A	110,768
1,522	Comcast Corp., Special, Class A	37,015
112	CTC Media, Inc.	2,357
1,741	DIRECTV, Class A*	80,034
285	Discovery Communications, Inc., Class A*	12,286
296	Discovery Communications, Inc., Class C*	11,269
434	DISH Network Corp., Class A*	10,091
130	DreamWorks Animation SKG, Inc., Class A*	3,591
493	Gannett Co., Inc.	8,139
1,015	Interpublic Group of Cos., Inc. (The)*	13,398
105	John Wiley & Sons, Inc., Class A	5,020
122	Lamar Advertising Co., Class A*	4,730
236	Liberty Global, Inc., Class A*	9,936
240	Liberty Global, Inc., Class C*	9,574
152	Liberty Media Corp. - Capital, Class A*	11,029
102	Liberty Media Corp. - Starz, Class A*	7,160
307	Live Nation Entertainment, Inc.*	3,263
129	Madison Square Garden, Inc., Class A*	3,684
646	McGraw-Hill Cos., Inc. (The)	24,987
76	Meredith Corp.	2,680
46	Morningstar, Inc.	2,699
202	New York Times Co. (The), Class A*	2,101
3,791	News Corp., Class A	65,850
908	News Corp., Class B	16,707
629	Omnicom Group, Inc.	32,016
163	Regal Entertainment Group, Class A	2,435
46	Scholastic Corp.	1,444
186	Scripps Networks Interactive, Inc., Class A	9,661
736	Time Warner Cable, Inc.	53,125
2,348	Time Warner, Inc.	89,694
104	Valassis Communications, Inc.*	2,935
1,159	Viacom, Inc., Class B	51,761
3,710	Walt Disney Co. (The)	162,275
12	Washington Post Co. (The), Class B	5,197
		921,623
	Multiline Retail - 1.7%

112	99 Cents Only Stores*	1,864
158	Big Lots, Inc.*	6,483
96	Dillard’s, Inc., Class A	4,064
266	Dollar Tree, Inc.*	13,385
248	Family Dollar Stores, Inc.	12,420
433	J.C. Penney Co., Inc.	15,138
600	Kohl’s Corp.*	32,334
877	Macy’s, Inc.	20,960
355	Nordstrom, Inc.	16,067
250	Saks, Inc.*	3,062
99	Sears Holdings Corp.*	8,248
1,340	Target Corp.	70,417
		204,442
	Professional Services - 0.1%

105	Dun & Bradstreet Corp.	8,484
98	IHS, Inc., Class A*	8,203
		16,687
	Road & Rail - 0.1%

213	Avis Budget Group, Inc.*	3,263
384	Hertz Global Holdings, Inc.*	5,841
		9,104
	Software - 0.1%

89	Factset Research Systems, Inc.	9,334

	Specialty Retail - 5.0%

153	Aaron’s, Inc.	3,602
184	Abercrombie & Fitch Co., Class A	10,556
176	Advance Auto Parts, Inc.	11,032
197	Aeropostale, Inc.*	5,110
408	American Eagle Outfitters, Inc.	6,263
122	AnnTaylor Stores Corp.*	2,832
145	Ascena Retail Group, Inc.*	4,530
96	AutoNation, Inc.*	3,229
56	AutoZone, Inc.*	14,445
85	Barnes & Noble, Inc.	1,138
541	Bed Bath & Beyond, Inc.*	26,049
677	Best Buy Co., Inc.	21,826
56	Buckle, Inc. (The)	2,189
465	CarMax, Inc.*	16,447
58	Cato Corp. (The), Class A	1,407
373	Chico’s FAS, Inc.	5,125
58	Children’s Place Retail Stores, Inc. (The)*	2,651
134	Collective Brands, Inc.*	3,055
189	Dick’s Sporting Goods, Inc.*	7,019
324	Foot Locker, Inc.	6,438
319	GameStop Corp., Class A*	6,364
738	Gap, Inc. (The)	16,627
50	Genesco, Inc.*	1,976
50	Group 1 Automotive, Inc.	2,113
134	Guess?, Inc.	6,069
3,423	Home Depot, Inc.	128,260
127	J. Crew Group, Inc.*	5,476
574	Limited Brands, Inc.	18,379
2,882	Lowe’s Cos., Inc.	75,422
110	Men’s Wearhouse, Inc. (The)	2,937
570	Office Depot, Inc.*	3,027
177	OfficeMax, Inc.*	2,432
286	O’Reilly Automotive, Inc.*	15,896
247	PetSmart, Inc.	10,095
261	RadioShack Corp.	3,863
138	Rent-A-Center, Inc.	4,562
252	Ross Stores, Inc.	18,154
199	Sally Beauty Holdings, Inc.*	2,581
178	Signet Jewelers Ltd.*	7,809
1,524	Staples, Inc.	32,461
264	Tiffany & Co.	16,249
837	TJX Cos., Inc.	41,741
151	Tractor Supply Co.	7,863
99	Ulta Salon Cosmetics & Fragrance, Inc.*	4,131
273	Urban Outfitters, Inc.*	10,478
201	Williams-Sonoma, Inc.	7,254
		607,162
	Total Common Stocks (Cost $3,103,122)	3,495,286

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	U.S. Government & Agency Security (a) - 7.4%
	Federal Home Loan Bank
$890,250	0.07%, due 03/01/11	$890,250
	Total U.S. Government & Agency Security (Cost $890,250)	890,250

	Repurchase Agreements (a)(b) - 52.0%
6,278,692	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $6,278,756	6,278,692
	Total Repurchase Agreements (Cost $6,278,692)	6,278,692

	Total Investment Securities (Cost $10,272,064) — 88.4%	10,664,228
	Other assets less liabilities — 11.6%	1,399,119
	Net Assets — 100.0%	$12,063,347

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $3,627,458.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(286,804)
Net unrealized depreciation	$(286,804)
Federal income tax cost of investments	$10,951,032

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$2,066,893	$202,535

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	3,936,370	58,578

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	9,376,195	162,492

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	2,107,140	604,273

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	3,125,706	46,764

		$1,074,642

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 57.9%
	Capital Markets - 8.3%

17,258	Affiliated Managers Group, Inc.*	$1,842,292
84,793	Ameriprise Financial, Inc.	5,369,093
408,147	Bank of New York Mellon Corp. (The)	12,403,587
32,335	BlackRock, Inc.	6,596,017
326,817	Charles Schwab Corp. (The)	6,199,718
67,763	E*Trade Financial Corp.*	1,082,853
39,862	Eaton Vance Corp.	1,247,681
34,737	Federated Investors, Inc., Class B	957,352
51,401	Franklin Resources, Inc.	6,456,994
145,586	Goldman Sachs Group, Inc. (The)	23,844,075
9,948	Greenhill & Co., Inc.	714,565
156,060	Invesco Ltd.	4,188,650
14,675	Investment Technology Group, Inc.*	281,026
62,038	Janus Capital Group, Inc.	833,170
37,858	Jefferies Group, Inc.	910,863
11,983	KBW, Inc.	306,645
31,921	Knight Capital Group, Inc., Class A*	447,213
48,570	Legg Mason, Inc.	1,760,662
49,919	MF Global Holdings Ltd.*	432,798
466,020	Morgan Stanley	13,831,474
81,542	Northern Trust Corp.	4,205,121
15,213	optionsXpress Holdings, Inc.	246,603
6,685	Piper Jaffray Cos.*	275,088
33,401	Raymond James Financial, Inc.	1,279,926
52,647	SEI Investments Co.	1,211,407
169,500	State Street Corp.	7,580,040
11,994	Stifel Financial Corp.*	860,450
87,474	T. Rowe Price Group, Inc.	5,859,009
78,309	TD Ameritrade Holding Corp.	1,707,136
29,067	Waddell & Reed Financial, Inc., Class A	1,173,725
		114,105,233
	Commercial Banks - 10.4%

58,410	Associated Banc-Corp	845,193
26,338	BancorpSouth, Inc.	419,828
16,111	Bank of Hawaii Corp.	759,795
233,559	BB&T Corp.	6,446,228
8,925	BOK Financial Corp.	458,299
100,251	CapitalSource, Inc.	759,903
26,519	Cathay General Bancorp	469,917
59,880	CIT Group, Inc.*	2,594,002
16,125	City National Corp./CA	949,924
59,552	Comerica, Inc.	2,316,573
26,224	Commerce Bancshares, Inc./MO	1,053,156
19,173	Cullen/Frost Bankers, Inc.	1,122,771
49,971	East West Bancorp, Inc.	1,160,327
309,467	Fifth Third Bancorp	4,518,218
6,981	First Financial Bankshares, Inc.	350,446
77,856	First Horizon National Corp.*	895,344
25,007	First Midwest Bancorp, Inc./IL	301,834
36,390	FirstMerit Corp.	620,449
38,491	FNB Corp./PA	386,065
66,611	Fulton Financial Corp.	725,394
23,795	Glacier Bancorp, Inc.	371,916
10,681	Hancock Holding Co.	370,310
290,731	Huntington Bancshares, Inc./OH	1,988,600
9,036	Iberiabank Corp.	517,672
19,682	International Bancshares Corp.	375,729
296,737	KeyCorp	2,712,176
37,691	M&T Bank Corp.	3,318,693
177,212	Marshall & Ilsley Corp.	1,376,937
17,743	MB Financial, Inc.	364,973
42,458	National Penn Bancshares, Inc.	337,116
29,449	Old National Bancorp/IN	329,829
10,565	PacWest Bancorp	218,801
4,178	Park National Corp.	275,038
177,672	PNC Financial Services Group, Inc.	10,962,362
345,424	Popular, Inc.*	1,122,628
20,744	PrivateBancorp, Inc.	297,054
15,553	Prosperity Bancshares, Inc.	634,873
424,201	Regions Financial Corp.	3,240,896
13,715	Signature Bank/NY*	711,671
34,575	Sterling Bancshares, Inc./TX	312,904
168,487	SunTrust Banks, Inc.	5,083,253
43,792	Susquehanna Bancshares, Inc.	418,652
13,974	SVB Financial Group*	757,111
222,872	Synovus Financial Corp.	568,324
45,266	TCF Financial Corp.	734,667
19,015	Trustmark Corp.	445,902
645,784	U.S. Bancorp	17,907,590
11,025	UMB Financial Corp.	439,677
38,261	Umpqua Holdings Corp.	437,706
14,558	United Bankshares, Inc.	416,941
54,757	Valley National Bancorp	746,338
21,807	Webster Financial Corp.	505,486
1,683,098	Wells Fargo & Co.	54,296,741
9,800	Westamerica Bancorp.	505,484
32,578	Whitney Holding Corp./LA	461,956
10,312	Wintrust Financial Corp.	346,277
58,552	Zions Bancorp.	1,367,775
		142,433,724
	Consumer Finance - 2.2%

359,597	American Express Co.	15,667,641
154,144	Capital One Financial Corp.	7,671,747
183,672	Discover Financial Services	3,994,866
164,058	SLM Corp.*	2,431,340
		29,765,594
	Diversified Financial Services - 12.7%

3,356,490	Bank of America Corp.	47,964,242
9,788,159	Citigroup, Inc.*	45,808,584
22,706	CME Group, Inc.	7,067,924
24,857	IntercontinentalExchange, Inc.*	3,186,667
1,320,356	JPMorgan Chase & Co.	61,647,422
68,908	Moody’s Corp.	2,198,165
40,114	MSCI, Inc., Class A*	1,424,047
53,835	NASDAQ OMX Group, Inc. (The)*	1,540,219
87,475	NYSE Euronext	3,236,575
		174,073,845
	Insurance - 12.3%

114,390	ACE Ltd.	7,235,168
157,438	Aflac, Inc.	9,266,801
2,439	Alleghany Corp.*	831,089
13,150	Allied World Assurance Co. Holdings Ltd.	811,487
170,313	Allstate Corp. (The)	5,412,547
26,513	American Financial Group, Inc./OH	918,145

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
39,496	American International Group, Inc.*	$1,463,722
4,842	American National Insurance Co.	393,509
99,612	AON Corp.	5,243,576
16,780	Arch Capital Group Ltd.*	1,518,590
10,490	Argo Group International Holdings Ltd.	399,564
35,529	Arthur J. Gallagher & Co.	1,115,611
23,967	Aspen Insurance Holdings Ltd.	708,225
35,982	Assurant, Inc.	1,461,949
56,928	Assured Guaranty Ltd.	827,164
40,534	Axis Capital Holdings Ltd.	1,472,195
318,980	Berkshire Hathaway, Inc., Class B*	27,840,574
38,849	Brown & Brown, Inc.	1,015,513
103,002	Chubb Corp.	6,250,161
51,302	Cincinnati Financial Corp.	1,746,833
76,274	CNO Financial Group, Inc.*	552,224
16,345	Delphi Financial Group, Inc., Class A	506,041
15,697	Endurance Specialty Holdings Ltd.	778,414
9,573	Erie Indemnity Co., Class A	668,578
17,907	Everest Re Group Ltd.	1,587,456
77,069	Fidelity National Financial, Inc., Class A	1,067,406
33,391	First American Financial Corp.	526,242
165,013	Genworth Financial, Inc., Class A*	2,183,122
15,146	Hanover Insurance Group, Inc. (The)	703,835
149,996	Hartford Financial Services Group, Inc.	4,439,882
38,832	HCC Insurance Holdings, Inc.	1,209,228
13,198	Horace Mann Educators Corp.	223,706
106,323	Lincoln National Corp.	3,372,566
114,838	Loews Corp.	4,966,743
3,317	Markel Corp.*	1,378,711
182,661	Marsh & McLennan Cos., Inc.	5,560,201
52,661	MBIA, Inc.*	590,330
8,893	Mercury General Corp.	365,858
234,809	MetLife, Inc.	11,120,554
23,653	Montpelier Re Holdings Ltd.	477,081
81,252	Old Republic International Corp.	1,015,650
24,001	PartnerRe Ltd.	1,903,279
13,192	Platinum Underwriters Holdings Ltd.	550,106
101,411	Principal Financial Group, Inc.	3,474,341
10,738	ProAssurance Corp.*	680,038
210,835	Progressive Corp. (The)	4,391,693
28,912	Protective Life Corp.	821,968
163,256	Prudential Financial, Inc.	10,747,142
24,575	Reinsurance Group of America, Inc.	1,484,084
18,524	RenaissanceRe Holdings Ltd.	1,241,478
5,929	RLI Corp.	340,384
17,816	Selective Insurance Group, Inc.	323,895
15,790	StanCorp Financial Group, Inc.	726,340
27,298	Torchmark Corp.	1,781,194
13,147	Tower Group, Inc.	357,335
21,719	Transatlantic Holdings, Inc.	1,106,149
155,049	Travelers Cos., Inc. (The)	9,292,087
15,417	Unitrin, Inc.	451,564
110,373	Unum Group	2,928,196
27,178	Validus Holdings Ltd.	841,159
43,819	W. R. Berkley Corp.	1,312,379
2,343	White Mountains Insurance Group Ltd.	889,754
56,859	Willis Group Holdings plc	2,211,247
109,169	XL Group plc	2,549,096
		169,631,159
	IT Services - 1.9%

35,195	Mastercard, Inc., Class A	8,466,509
167,189	Visa, Inc., Class A	12,213,157
222,963	Western Union Co. (The)	4,902,956
		25,582,622
	Professional Services - 0.1%

42,663	Equifax, Inc.	1,525,202

	Real Estate Investment Trusts - 8.7%

18,685	Alexandria Real Estate Equities, Inc.	1,498,537
56,800	AMB Property Corp.	2,066,384
22,553	American Campus Communities, Inc.	753,721
259,748	Annaly Capital Management, Inc.	4,657,282
39,474	Apartment Investment & Management Co., Class A	1,012,508
28,763	AvalonBay Communities, Inc.	3,481,186
44,188	BioMed Realty Trust, Inc.	802,012
46,815	Boston Properties, Inc.	4,490,495
45,410	Brandywine Realty Trust	558,543
21,535	BRE Properties, Inc.	1,023,128
23,196	Camden Property Trust	1,372,507
46,559	CBL & Associates Properties, Inc.	831,078
340,513	Chimera Investment Corp.	1,467,611
26,232	Colonial Properties Trust	517,033
24,359	CommonWealth REIT	699,347
22,100	Corporate Office Properties Trust	792,727
71,316	DCT Industrial Trust, Inc.	400,796
65,489	Developers Diversified Realty Corp.	936,493
52,211	DiamondRock Hospitality Co.*	614,001
30,548	Digital Realty Trust, Inc.	1,796,833
41,711	Douglas Emmett, Inc.	782,081
85,152	Duke Realty Corp.	1,198,089
20,012	DuPont Fabros Technology, Inc.	488,693
9,091	EastGroup Properties, Inc.	413,913
15,696	Entertainment Properties Trust	748,228
10,416	Equity Lifestyle Properties, Inc.	604,545
95,566	Equity Residential	5,266,642
10,575	Essex Property Trust, Inc.	1,308,974
20,575	Federal Realty Investment Trust	1,732,004
24,329	Franklin Street Properties Corp.	365,665
132,794	General Growth Properties, Inc.*	2,114,080
18,987	Hatteras Financial Corp.	561,635
122,445	HCP, Inc.	4,652,910
48,975	Health Care REIT, Inc.	2,557,475
21,764	Healthcare Realty Trust, Inc.	507,101
24,184	Highwoods Properties, Inc.	820,563
12,658	Home Properties, Inc.	745,809
41,678	Hospitality Properties Trust	958,594
222,315	Host Hotels & Resorts, Inc.	4,090,596
17,653	Kilroy Realty Corp.	684,054

Shares		Value
	Common Stocks (a) (continued)
135,702	Kimco Realty Corp.	$2,629,905
23,578	LaSalle Hotel Properties	665,135
37,571	Lexington Realty Trust	355,797
38,246	Liberty Property Trust	1,291,567
43,829	Macerich Co. (The)	2,219,501
26,753	Mack-Cali Realty Corp.	907,997
94,702	MFA Financial, Inc.	802,126
11,543	Mid-America Apartment Communities, Inc.	749,949
28,131	National Retail Properties, Inc.	722,685
45,641	Nationwide Health Properties, Inc.	1,950,696
33,258	Omega Healthcare Investors, Inc.	797,194
58,292	Piedmont Office Realty Trust, Inc., Class A	1,165,840
54,987	Plum Creek Timber Co., Inc.	2,307,255
16,371	Post Properties, Inc.	638,469
13,500	Potlatch Corp.	518,400
192,199	ProLogis	3,125,156
47,636	Public Storage	5,347,141
26,836	Rayonier, Inc.	1,645,852
39,543	Realty Income Corp.	1,422,362
23,544	Redwood Trust, Inc.	385,651
27,631	Regency Centers Corp.	1,250,303
42,883	Senior Housing Properties Trust	1,052,349
98,897	Simon Property Group, Inc.	10,882,626
26,330	SL Green Realty Corp.	1,993,971
39,760	Sunstone Hotel Investors, Inc.*	427,022
27,210	Tanger Factory Outlet Centers	725,147
18,434	Taubman Centers, Inc.	1,022,718
61,525	UDR, Inc.	1,496,288
52,859	Ventas, Inc.	2,929,446
60,842	Vornado Realty Trust	5,678,384
21,659	Washington Real Estate Investment Trust	676,627
40,390	Weingarten Realty Investors	1,044,889
		119,202,321
	Real Estate Management & Development - 0.5%

87,493	Brookfield Properties Corp.	1,533,752
99,308	CB Richard Ellis Group, Inc., Class A*	2,486,672
40,810	Forest City Enterprises, Inc., Class A*	771,309
12,067	Forestar Group, Inc.*	232,411
14,195	Jones Lang LaSalle, Inc.	1,397,072
30,976	St. Joe Co. (The)*	829,537
		7,250,753
	Thrifts & Mortgage Finance - 0.8%

29,802	Astoria Financial Corp.	417,824
56,627	Capitol Federal Financial, Inc.	715,765
70,406	First Niagara Financial Group, Inc.	1,019,479
164,778	Hudson City Bancorp, Inc.	1,894,947
67,696	MGIC Investment Corp.*	581,508
147,074	New York Community Bancorp, Inc.	2,744,401
33,087	NewAlliance Bancshares, Inc.	517,481
126,373	People’s United Financial, Inc.	1,665,596
19,122	Provident Financial Services, Inc.	283,197
44,919	Radian Group, Inc.	317,128
31,390	TFS Financial Corp.	325,828
25,963	TrustCo Bank Corp NY	156,557
37,922	Washington Federal, Inc.	673,874
		11,313,585
	Total Common Stocks (Cost $699,907,846)	794,884,038

Principal Amount
	U.S. Government & Agency Security (a) - 2.5%
	Federal Home Loan Bank
$34,569,213	0.07%, due 03/01/11	34,569,213
	Total U.S. Government & Agency Security (Cost $34,569,213)	34,569,213

	Repurchase Agreements (a)(b) - 25.7%
353,273,333	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $353,277,995	353,273,333
	Total Repurchase Agreements (Cost $353,273,333)	353,273,333

	Total Investment Securities (Cost $1,087,750,392) — 86.1%	1,182,726,584
	Other assets less liabilities — 13.9%	191,128,908
	Net Assets — 100.0%	$1,373,855,492

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $677,264,811.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$230,915,697
Aggregate gross unrealized depreciation	(151,345,583)
Net unrealized appreciation	$79,570,114
Federal income tax cost of investments	$1,103,156,470

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$156,387,770	$256,176

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	146,442,450	520,582

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	146,862,280	(1,083,839)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	145,581,427	17,448,185

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	305,185,866	38,547,559

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	143,519,947	22,540,503

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	906,780,255	110,526,835

		$188,756,001

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 79.7%
	Biotechnology - 10.8%

709	Acorda Therapeutics, Inc.*	$14,868
1,637	Alexion Pharmaceuticals, Inc.*	157,610
1,728	Alkermes, Inc.*	24,762
17,489	Amgen, Inc.*	897,710
2,376	Amylin Pharmaceuticals, Inc.*	36,353
4,153	Biogen Idec, Inc.*	284,065
1,855	BioMarin Pharmaceutical, Inc.*	45,373
1,500	Celera Corp.*	9,540
8,405	Celgene Corp.*	446,306
1,364	Cephalon, Inc.*	76,807
1,082	Cepheid, Inc.*	28,684
1,061	Cubist Pharmaceuticals, Inc.*	23,268
2,629	Dendreon Corp.*	88,308
4,654	Genzyme Corp.*	351,144
15,313	Gilead Sciences, Inc.*	596,901
3,423	Human Genome Sciences, Inc.*	85,678
2,063	Incyte Corp.*	28,222
1,697	Isis Pharmaceuticals, Inc.*	15,477
1,716	Myriad Genetics, Inc.*	31,780
1,134	Onyx Pharmaceuticals, Inc.*	39,962
2,551	PDL BioPharma, Inc.	14,158
1,264	Regeneron Pharmaceuticals, Inc.*	45,845
1,234	Savient Pharmaceuticals, Inc.*	11,896
1,123	Talecris Biotherapeutics Holdings Corp.*	28,008
1,162	Theravance, Inc.*	26,470
907	United Therapeutics Corp.*	61,159
3,687	Vertex Pharmaceuticals, Inc.*	172,072
		3,642,426
	Health Care Equipment & Supplies - 15.9%

1,396	Alcon, Inc.	230,940
1,535	Alere, Inc.*	59,312
1,375	American Medical Systems Holdings, Inc.*	30,126
10,671	Baxter International, Inc.	567,164
1,266	Beckman Coulter, Inc.	105,243
4,005	Becton, Dickinson and Co.	320,400
27,525	Boston Scientific Corp.*	197,079
1,707	C.R. Bard, Inc.	166,876
4,041	CareFusion Corp.*	110,400
832	Cooper Cos., Inc. (The)	51,434
9,200	Covidien plc	473,340
2,608	DENTSPLY International, Inc.	97,461
2,051	Edwards Lifesciences Corp.*	174,417
889	Gen-Probe, Inc.*	55,900
456	Haemonetics Corp.*	28,113
1,144	Hill-Rom Holdings, Inc.	43,552
4,722	Hologic, Inc.*	95,290
1,049	IDEXX Laboratories, Inc.*	81,507
1,108	Immucor, Inc.*	21,573
718	Intuitive Surgical, Inc.*	235,468
560	Invacare Corp.	16,559
1,143	Kinetic Concepts, Inc.*	55,973
979	Masimo Corp.	29,507
19,773	Medtronic, Inc.	789,338
717	NuVasive, Inc.*	19,166
2,762	ResMed, Inc.*	87,279
741	Sirona Dental Systems, Inc.*	37,391
6,252	St. Jude Medical, Inc.*	299,346
984	STERIS Corp.	33,309
5,558	Stryker Corp.	351,599
724	Teleflex, Inc.	42,274
1,047	Thoratec Corp.*	29,190
2,222	Varian Medical Systems, Inc.*	153,940
608	West Pharmaceutical Services, Inc.	24,995
3,703	Zimmer Holdings, Inc.*	230,845
		5,346,306
	Health Care Providers & Services - 13.9%

7,623	Aetna, Inc.	284,795
522	Amedisys, Inc.*	18,750
946	AMERIGROUP Corp.*	54,253
1,828	Brookdale Senior Living, Inc.*	49,155
709	Catalyst Health Solutions, Inc.*	32,054
939	Centene Corp.*	28,611
5,019	CIGNA Corp.	211,149
1,734	Community Health Systems, Inc.*	70,869
2,702	Coventry Health Care, Inc.*	81,600
1,875	DaVita, Inc.*	148,819
548	Emergency Medical Services Corp., Class A*	34,606
9,188	Express Scripts, Inc.*	516,549
4,572	Health Management Associates, Inc., Class A*	45,720
1,780	Health Net, Inc.*	52,368
1,703	HealthSouth Corp.*	41,230
950	Healthspring, Inc.*	35,758
1,670	Henry Schein, Inc.*	115,197
497	HMS Holdings Corp.*	37,553
3,107	Humana, Inc.*	201,986
1,877	Laboratory Corp. of America Holdings*	169,174
1,001	LifePoint Hospitals, Inc.*	39,019
1,809	Lincare Holdings, Inc.	53,076
612	Magellan Health Services, Inc.*	29,364
7,748	Medco Health Solutions, Inc.*	477,587
860	MEDNAX, Inc.*	55,840
1,141	Owens & Minor, Inc.	35,599
1,868	Patterson Cos., Inc.	62,354
1,035	PSS World Medical, Inc.*	26,931
2,594	Quest Diagnostics, Inc.	147,209
8,766	Tenet Healthcare Corp.*	62,940
20,525	UnitedHealth Group, Inc.	873,954
1,637	Universal Health Services, Inc., Class B	74,827
770	WellCare Health Plans, Inc.*	28,914
7,300	WellPoint, Inc.*	485,231
		4,683,041
	Life Sciences Tools & Services - 3.5%

349	Bio-Rad Laboratories, Inc., Class A*	39,842
1,209	Charles River Laboratories International, Inc.*	44,056
1,184	Covance, Inc.*	66,813
2,267	Illumina, Inc.*	157,330
3,335	Life Technologies Corp.*	177,989
1,054	Parexel International Corp.*	24,737
2,013	Pharmaceutical Product Development, Inc.	55,297
675	Techne Corp.	48,391
7,454	Thermo Fisher Scientific, Inc.*	416,082
1,698	Waters Corp.*	141,019
		1,171,556
	Pharmaceuticals - 35.6%

28,095	Abbott Laboratories	1,351,370
5,618	Allergan, Inc.	416,687
860	Auxilium Pharmaceuticals, Inc.*	19,324
31,370	Bristol-Myers Squibb Co.	809,660
17,926	Eli Lilly & Co.	619,523

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,897	Endo Pharmaceuticals Holdings, Inc.*	$67,382
5,261	Forest Laboratories, Inc.*	170,456
3,052	Hospira, Inc.*	161,298
50,500	Johnson & Johnson	3,102,720
1,064	Medicis Pharmaceutical Corp., Class A	34,144
56,118	Merck & Co., Inc.	1,827,763
7,913	Mylan, Inc.*	180,970
2,068	Nektar Therapeutics*	19,832
630	Par Pharmaceutical Cos., Inc.*	19,454
1,545	Perrigo Co.	118,084
147,079	Pfizer, Inc.	2,829,800
935	Salix Pharmaceuticals Ltd.*	31,173
2,101	Warner Chilcott plc, Class A	49,752
2,421	Watson Pharmaceuticals, Inc.*	135,552
		11,964,944
	Total Common Stocks (Cost $25,292,924)	26,808,273

Principal Amount
	U.S. Government & Agency Security (a) - 0.7%
	Federal Home Loan Bank
$236,918	0.07%, due 03/01/11	236,918
	Total U.S. Government & Agency Security (Cost $236,918)	236,918

	Repurchase Agreements (a)(b) - 7.1%
2,398,903	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $2,398,934	2,398,903
	Total Repurchase Agreements (Cost $2,398,903)	2,398,903

	Total Investment Securities (Cost $27,928,745) — 87.5%	29,444,094
	Other assets less liabilities — 12.5%	4,209,230
	Net Assets — 100.0%	$33,653,324

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $8,149,726.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,796,377
Aggregate gross unrealized depreciation	(1,362,341)
Net unrealized appreciation	$1,434,036
Federal income tax cost of investments	$28,010,058

Swap Agreements

Ultra Health Care had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$20,859,704	$2,267,897

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	4,736,477	42,207

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	13,576,307	1,840,198

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	1,292,334	15,611

		$4,165,913

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 64.2%
	Aerospace & Defense - 11.4%

808	AAR Corp.*	$22,050
636	Alliant Techsystems, Inc.	45,900
1,960	BE Aerospace, Inc.*	66,091
13,331	Boeing Co. (The)	959,965
522	Ceradyne, Inc.*	19,956
933	Curtiss-Wright Corp.	34,428
605	Esterline Technologies Corp.*	43,300
6,483	General Dynamics Corp.	493,486
2,545	Goodrich Corp.	219,455
1,960	Hexcel Corp.*	36,358
14,561	Honeywell International, Inc.	843,228
3,736	ITT Corp.	216,427
2,338	L-3 Communications Holdings, Inc.	185,380
5,892	Lockheed Martin Corp.	466,411
839	Moog, Inc., Class A*	38,099
5,589	Northrop Grumman Corp.	372,675
1,166	Orbital Sciences Corp.*	20,743
2,888	Precision Castparts Corp.	409,374
7,634	Raytheon Co.	390,937
3,227	Rockwell Collins, Inc.	207,948
2,179	Spirit Aerosystems Holdings, Inc., Class A*	56,632
734	Teledyne Technologies, Inc.*	38,440
772	TransDigm Group, Inc.*	62,053
387	Triumph Group, Inc.	33,510
17,641	United Technologies Corp.	1,473,729
		6,756,575
	Air Freight & Logistics - 3.6%

3,384	C.H. Robinson Worldwide, Inc.	244,968
4,347	Expeditors International of Washington, Inc.	207,786
5,999	FedEx Corp.	540,030
590	Forward Air Corp.	17,482
757	HUB Group, Inc., Class A*	26,465
14,566	United Parcel Service, Inc., Class B	1,074,971
2,070	UTi Worldwide, Inc.	41,193
		2,152,895
	Building Products - 0.5%

781	A. O. Smith Corp.	31,552
1,046	Lennox International, Inc.	50,731
7,330	Masco Corp.	99,615
2,280	Owens Corning*	81,464
772	Quanex Building Products Corp.	14,583
779	Simpson Manufacturing Co., Inc.	22,537
1,377	USG Corp.*	23,602
		324,084
	Chemicals - 0.5%

2,630	Nalco Holding Co.	67,249
1,854	Sherwin-Williams Co. (The)	152,251
1,862	Valspar Corp.	70,793
		290,293
	Commercial Services & Supplies - 2.2%

879	ABM Industries, Inc.	23,408
956	Brink’s Co. (The)	29,512
2,560	Cintas Corp.	71,987
468	Clean Harbors, Inc.*	43,000
2,252	Corrections Corp. of America*	55,940
1,045	Deluxe Corp.	26,700
379	G&K Services, Inc., Class A	12,287
1,395	Geo Group, Inc. (The)*	35,475
3,770	Iron Mountain, Inc.	98,020
644	Mine Safety Appliances Co.	23,268
4,187	R.R. Donnelley & Sons Co.	77,962
6,392	Republic Services, Inc.	189,267
1,733	Stericycle, Inc.*	149,766
1,233	Tetra Tech, Inc.*	28,975
476	United Stationers, Inc.*	32,092
2,377	Waste Connections, Inc.	68,909
9,094	Waste Management, Inc.	337,023
		1,303,591
	Communications Equipment - 0.0%

356	Black Box Corp.	13,596

	Construction & Engineering - 1.6%

2,068	Aecom Technology Corp.*	59,228
1,354	EMCOR Group, Inc.*	43,138
3,653	Fluor Corp.	258,486
2,439	Foster Wheeler AG*	88,194
702	Granite Construction, Inc.	20,007
785	Insituform Technologies, Inc., Class A*	20,284
2,565	Jacobs Engineering Group, Inc.*	128,404
3,189	KBR, Inc.	104,599
4,266	Quanta Services, Inc.*	97,308
1,694	Shaw Group, Inc. (The)*	67,286
1,705	URS Corp.*	79,334
		966,268
	Construction Materials - 0.4%

901	Eagle Materials, Inc.	29,120
925	Martin Marietta Materials, Inc.	82,195
484	Texas Industries, Inc.	19,738
2,353	Vulcan Materials Co.	107,885
		238,938
	Containers & Packaging - 1.6%

1,281	Aptargroup, Inc.	61,706
3,770	Ball Corp.	136,097
2,204	Bemis Co., Inc.	72,401
3,302	Crown Holdings, Inc.*	127,061
500	Greif, Inc., Class A	32,330
3,368	Owens-Illinois, Inc.*	102,690
2,091	Packaging Corp. of America	60,200
789	Rock-Tenn Co., Class A	54,165
3,227	Sealed Air Corp.	88,807
1,037	Silgan Holdings, Inc.	37,830
1,855	Smurfit-Stone Container Corp.*	71,306
2,029	Sonoco Products Co.	73,206
2,197	Temple-Inland, Inc.	51,388
		969,187
	Diversified Consumer Services - 0.0%

614	Coinstar, Inc.*	26,205

	Diversified Financial Services - 0.0%

1,128	PHH Corp.*	27,839

	Electrical Equipment - 3.8%

879	Acuity Brands, Inc.	49,681
910	American Superconductor Corp.*	24,133
3,242	AMETEK, Inc.	136,002
2,354	Babcock & Wilcox Co. (The)*	79,494
952	Belden, Inc.	34,872

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
995	Brady Corp., Class A	$35,561
3,407	Cooper Industries plc	219,240
15,401	Emerson Electric Co.	918,824
938	EnerSys*	33,299
1,061	General Cable Corp.*	46,068
2,464	GrafTech International Ltd.*	49,305
1,074	Hubbell, Inc., Class B	72,506
787	Regal-Beloit Corp.	57,412
2,885	Rockwell Automation, Inc.	253,101
1,916	Roper Industries, Inc.	161,193
1,074	Thomas & Betts Corp.*	59,489
1,183	Woodward, Inc.	38,909
		2,269,089
	Electronic Equipment, Instruments & Components - 2.7%

3,544	Amphenol Corp., Class A	203,709
598	Anixter International, Inc.	42,829
2,407	Arrow Electronics, Inc.*	94,354
3,087	Avnet, Inc.*	105,606
1,046	AVX Corp.	16,684
1,287	Benchmark Electronics, Inc.*	24,273
808	Checkpoint Systems, Inc.*	17,598
740	Cognex Corp.	20,654
16,028	Flextronics International Ltd.*	129,667
3,227	FLIR Systems, Inc.	104,232
816	Itron, Inc.*	46,275
4,091	Jabil Circuit, Inc.	87,670
453	Littelfuse, Inc.	23,932
1,315	Molex, Inc.	36,728
1,456	Molex, Inc., Class A	33,517
1,860	National Instruments Corp.	57,902
804	Plexus Corp.*	25,270
2,454	Trimble Navigation Ltd.*	120,614
9,121	Tyco Electronics Ltd.	328,721
3,512	Vishay Intertechnology, Inc.*	61,284
		1,581,519
	Energy Equipment & Services - 0.2%

4,711	McDermott International, Inc.*	108,117

	Household Durables - 0.3%

3,099	Fortune Brands, Inc.	191,704

	Industrial Conglomerates - 10.9%

13,317	3M Co.	1,228,227
1,245	Carlisle Cos., Inc.	53,548
217,696	General Electric Co.	4,554,200
5,514	Textron, Inc.	149,374
10,156	Tyco International Ltd.	460,473
		6,445,822
	Internet Software & Services - 0.2%

2,651	Monster Worldwide, Inc.*	45,465
840	Vistaprint N.V.*	43,016
		88,481
	IT Services - 4.0%

12,905	Accenture plc, Class A	664,349
1,073	Alliance Data Systems Corp.*	84,488
10,050	Automatic Data Processing, Inc.	502,500
2,373	Broadridge Financial Solutions, Inc.	54,389
2,204	Convergys Corp.*	31,010
2,267	CoreLogic, Inc.	42,280
969	Euronet Worldwide, Inc.*	17,510
5,090	Fidelity National Information Services, Inc.	164,865
3,060	Fiserv, Inc.*	193,606
2,130	Genpact Ltd.*	29,713
1,628	Global Payments, Inc.	78,128
1,710	Jack Henry & Associates, Inc.	54,566
1,894	Lender Processing Services, Inc.	64,529
468	Mantech International Corp., Class A*	20,218
1,521	NeuStar, Inc., Class A*	38,405
6,612	Paychex, Inc.	222,362
614	TeleTech Holdings, Inc.*	13,987
4,016	Total System Services, Inc.	71,284
781	Wright Express Corp.*	39,831
		2,388,020
	Life Sciences Tools & Services - 0.9%

7,118	Agilent Technologies, Inc.*	299,525
355	Dionex Corp.*	41,826
683	Mettler-Toledo International, Inc.*	117,046
2,408	PerkinElmer, Inc.	63,812
		522,209
	Machinery - 12.0%

1,385	Actuant Corp., Class A	39,195
1,888	AGCO Corp.*	103,425
1,803	ArvinMeritor, Inc.*	32,310
379	Astec Industries, Inc.*	13,011
1,531	Bucyrus International, Inc.	139,413
11,610	Caterpillar, Inc.	1,195,017
1,030	CLARCOR, Inc.	42,374
1,035	Crane Co.	48,893
3,629	Cummins, Inc.	366,964
10,300	Danaher Corp.	521,180
8,591	Deere & Co.	774,479
1,455	Donaldson Co., Inc.	81,917
3,794	Dover Corp.	243,764
3,423	Eaton Corp.	379,200
538	ESCO Technologies, Inc.	20,600
1,137	Flowserve Corp.	142,091
1,058	Gardner Denver, Inc.	77,382
1,222	Graco, Inc.	49,748
1,636	Harsco Corp.	55,902
1,644	IDEX Corp.	67,799
8,750	Illinois Tool Works, Inc.	473,375
6,584	Ingersoll-Rand plc	298,255
2,085	Joy Global, Inc.	203,037
676	Kaydon Corp.	26,526
1,673	Kennametal, Inc.	64,344
878	Lincoln Electric Holdings, Inc.	62,672
2,675	Manitowoc Co., Inc. (The)	52,992
773	Mueller Industries, Inc.	26,267
3,138	Mueller Water Products, Inc., Class A	12,740
1,100	Navistar International Corp.*	68,178
628	Nordson Corp.	68,395
1,847	Oshkosh Corp.*	65,882
7,399	PACCAR, Inc.	370,912
2,357	Pall Corp.	128,127
3,293	Parker Hannifin Corp.	293,670
2,002	Pentair, Inc.	74,234
1,021	SPX Corp.	81,435
2,204	Terex Corp.*	74,385
1,573	Timken Co.	76,637
637	Toro Co. (The)	39,749
1,627	Trinity Industries, Inc.	50,681

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
430	Valmont Industries, Inc.	$43,894
983	Westinghouse Air Brake Technologies Corp.	55,795
		7,106,846
	Marine - 0.2%

846	Alexander & Baldwin, Inc.	35,481
628	Genco Shipping & Trading Ltd.*	7,624
1,097	Kirby Corp.*	60,708
		103,813
	Metals & Mining - 0.1%

464	Schnitzer Steel Industries, Inc., Class A	29,789

	Multi-Utilities - 0.1%

3,544	MDU Resources Group, Inc.	76,090

	Office Electronics - 0.1%

1,175	Zebra Technologies Corp., Class A*	43,851

	Oil, Gas & Consumable Fuels - 0.2%

546	Overseas Shipholding Group, Inc.	18,433
862	Teekay Corp.	29,662
1,410	World Fuel Services Corp.	58,430
		106,525
	Paper & Forest Products - 0.2%

2,590	Louisiana-Pacific Corp.*	26,729
3,485	MeadWestvaco Corp.	102,285
		129,014
	Professional Services - 0.8%

698	Corporate Executive Board Co. (The)	27,969
960	FTI Consulting, Inc.*	31,670
1,671	Manpower, Inc.	106,108
1,022	Navigant Consulting, Inc.*	9,597
948	Resources Connection, Inc.	18,287
3,013	Robert Half International, Inc.	96,115
1,053	Towers Watson & Co., Class A	61,916
895	TrueBlue, Inc.*	14,454
2,462	Verisk Analytics, Inc., Class A*	79,646
		445,762
	Real Estate Investment Trusts - 0.5%

10,890	Weyerhaeuser Co.	265,825

	Road & Rail - 4.2%

521	Arkansas Best Corp.	12,358
1,108	Con-way, Inc.	36,077
7,635	CSX Corp.	570,029
790	Genesee & Wyoming, Inc., Class A*	41,151
1,131	Heartland Express, Inc.	18,763
1,885	J.B. Hunt Transport Services, Inc.	78,435
2,073	Kansas City Southern*	111,610
1,197	Knight Transportation, Inc.	22,276
1,027	Landstar System, Inc.	45,671
7,474	Norfolk Southern Corp.	490,145
926	Old Dominion Freight Line, Inc.*	28,502
1,058	Ryder System, Inc.	50,604
10,155	Union Pacific Corp.	968,889
1,054	Werner Enterprises, Inc.	24,822
		2,499,332
	Semiconductors & Semiconductor Equipment - 0.1%

825	Veeco Instruments, Inc.*	39,253

	Trading Companies & Distributors - 0.9%

2,787	Fastenal Co.	173,156
824	GATX Corp.	28,585
522	Kaman Corp.	16,636
917	MSC Industrial Direct Co., Class A	57,945
1,229	United Rentals, Inc.*	38,074
1,187	W.W. Grainger, Inc.	158,120
503	Watsco, Inc.	32,484
858	WESCO International, Inc.*	49,953
		554,953
	Total Common Stocks (Cost $35,004,105)	38,065,485

Principal Amount
	U.S. Government & Agency Security (a) - 2.9%
	Federal Home Loan Bank
$1,706,768	0.07%, due 03/01/11	1,706,768
	Total U.S. Government & Agency Security (Cost $1,706,768)	1,706,768

	Repurchase Agreements (a)(b) - 28.3%
16,759,183	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $16,759,401	16,759,183
	Total Repurchase Agreements (Cost $16,759,183)	16,759,183

	Total Investment Securities (Cost $53,470,056) — 95.4%	56,531,436
	Other assets less liabilities — 4.6%	2,739,122
	Net Assets — 100.0%	$59,270,558

*                 Non-income producing security.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $19,751,147.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,752,378
Aggregate gross unrealized depreciation	(741,219)
Net unrealized appreciation	$3,011,159
Federal income tax cost of investments	$53,520,277

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Industrials had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$2,219,276	$1,468,422

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	68,794,473	(352,090)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	5,731,946	859,476

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	3,645,571	735,272

		$2,711,080

See accompanying notes to schedules of portfolio investments.

Ultra KBW Regional Banking

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 66.3%
	Commercial Banks - 62.9%

8,963	Associated Banc-Corp	$129,695
3,538	BancorpSouth, Inc.	56,396
2,170	Bank of Hawaii Corp.	102,337
1,604	BOK Financial Corp.	82,365
17,265	Boston Private Financial Holdings, Inc.	122,409
6,133	Cathay General Bancorp	108,677
2,359	City Holding Co.	80,796
1,887	City National Corp./CA	111,163
5,095	Columbia Banking System, Inc.	101,085
4,434	Community Bank System, Inc.	111,559
12,926	CVB Financial Corp.	108,061
6,982	East West Bancorp, Inc.	162,122
11,039	First Commonwealth Financial Corp.	72,305
6,604	First Financial Bancorp	111,806
6,368	First Horizon National Corp.*	73,232
9,529	First Midwest Bancorp, Inc./IL	115,015
6,133	FirstMerit Corp.	104,568
14,294	FNB Corp./PA	143,369
14,058	Fulton Financial Corp.	153,092
5,378	Glacier Bancorp, Inc.	84,058
1,840	Hancock Holding Co.	63,793
1,415	Iberiabank Corp.	81,065
5,566	MB Financial, Inc.	114,493
11,793	National Penn Bancshares, Inc.	93,636
8,491	Old National Bancorp/IN	95,099
5,095	PacWest Bancorp	105,518
6,746	Pinnacle Financial Partners, Inc.*	107,599
4,623	PrivateBancorp, Inc.	66,201
2,217	Prosperity Bancshares, Inc.	90,498
3,538	S&T Bancorp, Inc.	78,897
1,981	Signature Bank/NY*	102,794
13,444	Sterling Bancshares, Inc./TX	121,668
10,661	Susquehanna Bancshares, Inc.	101,919
2,359	SVB Financial Group*	127,811
40,097	Synovus Financial Corp.	102,247
5,095	TCF Financial Corp.	82,692
5,944	Texas Capital Bancshares, Inc.*	150,027
3,868	Trustmark Corp.	90,705
1,651	UMB Financial Corp.	65,842
8,963	Umpqua Holdings Corp.	102,537
3,302	United Bankshares, Inc.	94,569
7,029	Valley National Bancorp	95,805
5,472	Webster Financial Corp.	126,841
1,274	Westamerica Bancorp.	65,713
9,718	Whitney Holding Corp./LA	137,801
7,170	Wilmington Trust Corp.	32,193
3,585	Wintrust Financial Corp.	120,384
		4,752,457
	Thrifts & Mortgage Finance - 3.4%

7,925	Brookline Bancorp, Inc.	82,341
5,283	Hudson City Bancorp, Inc.	60,754
7,501	Provident Financial Services, Inc.	111,090
		254,185
	Total Common Stocks (Cost $4,891,065)	5,006,642

Principal Amount
	U.S. Government & Agency Security (a) - 3.0%
	Federal Home Loan Bank
$222,522	0.07%, due 03/01/11	$222,522
	Total U.S. Government & Agency Security (Cost $222,522)	222,522

	Repurchase Agreements (a)(b) - 27.3%
2,062,193	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $2,062,219	2,062,193
	Total Repurchase Agreements (Cost $2,062,193)	2,062,193

	Total Investment Securities (Cost $7,175,780) — 96.6%	7,291,357
	Other assets less liabilities — 3.4%	260,053
	Net Assets — 100.0%	$7,551,410

*                 Non-income producing security.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $4,234,724.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$247,692
Aggregate gross unrealized depreciation	(253,999)
Net unrealized depreciation	$(6,307)
Federal income tax cost of investments	$7,297,664

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional BankingSM Index	$3,008,709	$(31,137)

Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional BankingSM Index	2,026,606	(10,197)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional BankingSM Index	4,298,711	328,753

Equity Index Swap Agreement with UBS AG, based on the KBW Regional BankingSM Index	745,011	(3,661)

		$283,758

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 63.6%
	Biotechnology - 40.9%

716	Acorda Therapeutics, Inc.*	$15,014
560	Affymax, Inc.*	3,573
1,764	Alexion Pharmaceuticals, Inc.*	169,838
1,559	Alkermes, Inc.*	22,340
1,919	Allos Therapeutics, Inc.*	6,409
803	Alnylam Pharmaceuticals, Inc.*	8,817
405	AMAG Pharmaceuticals, Inc.*	7,456
5,544	Amgen, Inc.*	284,573
1,267	Amylin Pharmaceuticals, Inc.*	19,385
1,793	Arena Pharmaceuticals, Inc.*	2,905
2,327	Ariad Pharmaceuticals, Inc.*	13,985
688	Arqule, Inc.*	4,383
702	Array Biopharma, Inc.*	1,966
2,135	AVI BioPharma, Inc.*	4,270
817	BioCryst Pharmaceuticals, Inc.*	3,546
1,716	Biogen Idec, Inc.*	117,374
2,324	BioMarin Pharmaceutical, Inc.*	56,845
1,517	Celera Corp.*	9,648
3,836	Celgene Corp.*	203,692
649	Cephalon, Inc.*	36,545
458	China Biologic Products, Inc.*	7,713
1,301	Cubist Pharmaceuticals, Inc.*	28,531
1,372	Curis, Inc.*	4,267
1,215	Cytokinetics, Inc.*	1,908
925	Cytori Therapeutics, Inc.*	5,383
2,689	Dendreon Corp.*	90,323
2,086	Dyax Corp.*	3,588
1,444	Enzon Pharmaceuticals, Inc.*	15,422
2,691	Exelixis, Inc.*	33,503
566	Genomic Health, Inc.*	14,286
1,689	Genzyme Corp.*	127,435
2,881	Geron Corp.*	14,261
5,256	Gilead Sciences, Inc.*	204,879
984	GTx, Inc.*	2,539
1,914	Halozyme Therapeutics, Inc.*	13,226
1,896	Human Genome Sciences, Inc.*	47,457
1,260	Idenix Pharmaceuticals, Inc.*	4,259
970	Immunogen, Inc.*	8,740
1,459	Immunomedics, Inc.*	5,340
2,636	Incyte Corp.*	36,060
1,604	InterMune, Inc.*	58,722
845	Ironwood Pharmaceuticals, Inc.*	10,334
1,799	Isis Pharmaceuticals, Inc.*	16,407
6,156	Lexicon Pharmaceuticals, Inc.*	11,943
407	Ligand Pharmaceuticals, Inc., Class B*	4,412
2,674	MannKind Corp.*	10,001
536	Maxygen, Inc.	2,235
656	Medivation, Inc.*	11,336
1,707	Micromet, Inc.*	10,635
893	Momenta Pharmaceuticals, Inc.*	12,395
1,625	Myriad Genetics, Inc.*	30,095
1,044	Nabi Biopharmaceuticals*	5,909
562	Neurocrine Biosciences, Inc.*	3,793
2,116	Novavax, Inc.*	5,502
1,141	NPS Pharmaceuticals, Inc.*	8,820
1,610	Onyx Pharmaceuticals, Inc.*	56,736
879	Orexigen Therapeutics, Inc.*	2,866
646	Osiris Therapeutics, Inc.*	4,283
1,996	PDL BioPharma, Inc.	11,078
1,650	Pharmasset, Inc.*	82,500
694	Progenics Pharmaceuticals, Inc.*	3,921
825	QLT, Inc.*	5,569
2,203	Regeneron Pharmaceuticals, Inc.*	79,903
1,049	Rigel Pharmaceuticals, Inc.*	7,332
832	Sangamo Biosciences, Inc.*	6,881
1,238	Savient Pharmaceuticals, Inc.*	11,934
1,994	Seattle Genetics, Inc.*	29,611
963	SIGA Technologies, Inc.*	12,904
1,017	Sinovac Biotech Ltd.*	4,597
981	Spectrum Pharmaceuticals, Inc.*	6,661
2,346	StemCells, Inc.*	2,182
824	Synta Pharmaceuticals Corp.*	4,606
557	Targacept, Inc.*	15,969
1,284	Theravance, Inc.*	29,249
1,222	United Therapeutics Corp.*	82,399
524	Vanda Pharmaceuticals, Inc.*	3,857
3,628	Vertex Pharmaceuticals, Inc.*	169,319
1,367	Vical, Inc.*	2,884
		2,501,464
	Health Care Equipment & Supplies - 0.6%

618	Gen-Probe, Inc.*	38,860

	Life Sciences Tools & Services - 5.8%

1,184	Affymetrix, Inc.*	5,813
656	Albany Molecular Research, Inc.*	2,965
984	Caliper Life Sciences, Inc.*	6,583
2,122	Illumina, Inc.*	147,267
1,512	Life Technologies Corp.*	80,695
802	Luminex Corp.*	15,094
2,611	QIAGEN N.V.*	53,865
1,796	Sequenom, Inc.*	11,027
456	Techne Corp.	32,691
		356,000
	Personal Products - 0.0%

330	China Sky One Medical, Inc.*	1,551

	Pharmaceuticals - 16.3%

1,890	Akorn, Inc.*	10,565
1,121	Alexza Pharmaceuticals, Inc.*	1,401
485	Ardea Biosciences, Inc.*	12,857
867	Auxilium Pharmaceuticals, Inc.*	19,481
2,194	AVANIR Pharmaceuticals, Inc., Class A*	8,271
461	Biodel, Inc.*	936
527	BioMimetic Therapeutics, Inc.*	7,104
1,145	Cadence Pharmaceuticals, Inc.*	8,599
1,237	Cardiome Pharma Corp.*	7,138
866	Depomed, Inc.*	7,266
1,591	Durect Corp.*	5,155
1,052	Endo Pharmaceuticals Holdings, Inc.*	37,367
492	Flamel Technologies S.A. (ADR)*	3,159
244	Hi-Tech Pharmacal Co., Inc.*	5,634
1,367	Impax Laboratories, Inc.*	28,147
2,357	Inspire Pharmaceuticals, Inc.*	9,475
758	Jazz Pharmaceuticals, Inc.*	18,670
548	MAP Pharmaceuticals, Inc.*	8,839
720	Medicines Co. (The)*	12,521
5,694	Mylan, Inc.*	130,222
2,624	Nektar Therapeutics*	25,164
436	Obagi Medical Products, Inc.*	4,997
849	Optimer Pharmaceuticals, Inc.*	10,137
643	Pain Therapeutics, Inc.*	4,398
1,686	Perrigo Co.	128,861
574	Pozen, Inc.*	2,950
1,305	Questcor Pharmaceuticals, Inc.*	16,913
1,192	Salix Pharmaceuticals Ltd.*	39,741
1,201	Santarus, Inc.*	3,831

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
883	Shire plc (ADR)	$75,064
1,171	SuperGen, Inc.*	3,478
4,571	Teva Pharmaceutical Industries Ltd. (ADR)	229,007
1,414	ViroPharma, Inc.*	25,353
1,251	Vivus, Inc.*	9,520
2,908	Warner Chilcott plc, Class A	68,861
672	XenoPort, Inc.*	4,885
		995,967
	Total Common Stocks (Cost $3,734,526)	3,893,842

Principal Amount
	U.S. Government & Agency Security (a) - 2.8%
	Federal Home Loan Bank
$167,401	0.07%, due 03/01/11	167,401
	Total U.S. Government & Agency Security (Cost $167,401)	167,401

	Repurchase Agreements (a)(b) - 28.3%
1,732,759	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $1,732,780	1,732,759
	Total Repurchase Agreements (Cost $1,732,759)	1,732,759

	Total Investment Securities (Cost $5,634,686) — 94.7%	5,794,002
	Other assets less liabilities — 5.3%	326,371
	Net Assets — 100.0%	$6,120,373

*                 Non-income producing security.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $2,722,457.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                     American Depositary Receipt

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$524,486
Aggregate gross unrealized depreciation	(368,358)
Net unrealized appreciation	$156,128
Federal income tax cost of investments	$5,637,874

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$3,415,187	$119,223

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	3,165,251	11,314

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	1,717,305	221,377

		$351,914

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 56.0%
	Energy Equipment & Services - 13.0%

9,723	Atwood Oceanics, Inc.*	$442,591
74,315	Baker Hughes, Inc.	5,280,081
5,931	Bristow Group, Inc.*	284,214
42,504	Cameron International Corp.*	2,513,262
3,507	CARBO Ceramics, Inc.	434,763
12,762	Complete Production Services, Inc.*	367,673
7,791	Core Laboratories N.V.	805,200
11,431	Diamond Offshore Drilling, Inc.	894,247
14,317	Dresser-Rand Group, Inc.*	705,542
5,370	Dril-Quip, Inc.*	411,879
10,901	Exterran Holdings, Inc.*	247,453
20,953	FMC Technologies, Inc.*	1,970,630
18,180	Global Industries Ltd.*	163,256
158,434	Halliburton Co.	7,436,892
18,257	Helix Energy Solutions Group, Inc.*	281,158
16,894	Helmerich & Payne, Inc.	1,097,941
24,692	Key Energy Services, Inc.*	382,726
5,188	Lufkin Industries, Inc.	405,442
49,688	Nabors Industries Ltd.*	1,414,617
73,000	National Oilwell Varco, Inc.	5,808,610
44,931	Noble Corp.	2,008,865
9,456	Oceaneering International, Inc.*	790,805
8,747	Oil States International, Inc.*	636,694
20,088	Parker Drilling Co.*	105,663
26,997	Patterson-UTI Energy, Inc.	738,098
27,744	Pride International, Inc.*	1,151,653
22,038	Rowan Cos., Inc.*	940,362
238,217	Schlumberger Ltd.	22,254,232
3,706	SEACOR Holdings, Inc.	351,218
13,724	Superior Energy Services, Inc.*	525,766
13,136	Tetra Technologies, Inc.*	181,408
8,997	Tidewater, Inc.	559,703
55,861	Transocean Ltd.*	4,727,516
8,236	Unit Corp.*	490,042
129,382	Weatherford International Ltd.*	3,128,457
		69,938,659
	Gas Utilities - 0.1%

12,633	Energen Corp.	771,876

	Machinery - 0.0%

5,009	Chart Industries, Inc.*	227,359

	Multi-Utilities - 0.2%

16,965	OGE Energy Corp.	816,016

	Oil, Gas & Consumable Fuels - 42.4%

86,378	Anadarko Petroleum Corp.	7,068,312
63,600	Apache Corp.	7,925,832
3	Atlas Energy LP	46
8,304	Berry Petroleum Co., Class A	431,725
7,193	Bill Barrett Corp.*	279,664
20,317	Brigham Exploration Co.*	743,196
18,144	Cabot Oil & Gas Corp.	828,455
5,405	Carrizo Oil & Gas, Inc.*	201,174
113,084	Chesapeake Energy Corp.	4,026,921
349,986	Chevron Corp.	36,311,047
14,646	Cimarex Energy Co.	1,700,840
8,032	Comstock Resources, Inc.*	213,250
16,388	Concho Resources, Inc.*	1,745,650
242,176	ConocoPhillips	18,858,245
5,484	Continental Resources, Inc.*	381,303
69,487	Denbury Resources, Inc.*	1,683,670
71,653	Devon Energy Corp.	6,551,950
123,158	El Paso Corp.	2,290,739
43,982	EOG Resources, Inc.	4,939,618
26,040	EQT Corp.	1,283,772
29,837	EXCO Resources, Inc.	610,763
880,400	Exxon Mobil Corp.	75,300,612
19,597	Forest Oil Corp.*	695,498
18,074	Frontier Oil Corp.*	504,265
51,547	Hess Corp.	4,486,135
7,774	Holly Corp.	444,206
124,010	Marathon Oil Corp.	6,150,896
33,131	Murphy Oil Corp.	2,436,122
23,293	Newfield Exploration Co.*	1,695,497
30,277	Noble Energy, Inc.	2,805,467
141,402	Occidental Petroleum Corp.	14,418,762
7,925	Penn Virginia Corp.	128,940
52,524	Petrohawk Energy Corp.*	1,134,518
16,104	Pioneer Natural Resources Co.	1,648,083
24,324	Plains Exploration & Production Co.*	952,771
30,560	QEP Resources, Inc.	1,208,648
20,862	Quicksilver Resources, Inc.*	323,152
27,839	Range Resources Corp.	1,511,658
9,139	Rosetta Resources, Inc.*	414,545
65,320	SandRidge Energy, Inc.*	706,109
10,979	SM Energy Co.	795,648
20,296	Southern Union Co.	578,842
60,424	Southwestern Energy Co.*	2,385,540
21,042	Sunoco, Inc.	880,818
7,264	Swift Energy Co.*	311,989
24,478	Tesoro Corp.*	582,087
26,526	Ultra Petroleum Corp.*	1,202,954
98,259	Valero Energy Corp.	2,768,939
20,444	Whiting Petroleum Corp.*	1,335,811
102,081	Williams Cos., Inc. (The)	3,099,179
		228,983,863
	Semiconductors & Semiconductor Equipment - 0.3%

9,586	First Solar, Inc.*	1,412,881
9,675	SunPower Corp., Class A*	165,152
7,339	SunPower Corp., Class B*	123,882
		1,701,915
	Total Common Stocks (Cost $251,150,530)	302,439,688

Principal Amount
	U.S. Government & Agency Security (a) - 1.5%
	Federal Home Loan Bank
$8,030,868	0.07%, due 03/01/11	8,030,868
	Total U.S. Government & Agency Security (Cost $8,030,868)	8,030,868

See accompanying notes to schedules of portfolio investments.

Principal Amount
	Repurchase Agreements (a)(b) - 15.3%
$82,311,355	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $82,312,443	$82,311,355
	Total Repurchase Agreements (Cost $82,311,355)	82,311,355

	Total Investment Securities (Cost $341,492,753) — 72.8%	392,781,911
	Other assets less liabilities — 27.2%	146,758,851
	Net Assets — 100.0%	$539,540,762

*                 Non-income producing security.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $189,991,230.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,147,657
Aggregate gross unrealized depreciation	(4,181,176)
Net unrealized appreciation	$50,966,481
Federal income tax cost of investments	$341,815,430

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$29,983,919	$1,407,905

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	213,435,700	6,947,448

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	63,000,483	2,741,514

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	275,286,264	82,348,746

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	22,082,278	1,036,881

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	123,123,066	36,200,776

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	50,196,764	15,029,930

		$145,713,200

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 46.1%
	Real Estate Investment Trusts - 43.5%

35,757	Alexandria Real Estate Equities, Inc.	$2,867,711
108,682	AMB Property Corp.	3,953,851
43,149	American Campus Communities, Inc.	1,442,040
497,406	Annaly Capital Management, Inc.	8,918,490
75,519	Apartment Investment & Management Co., Class A	1,937,062
55,035	AvalonBay Communities, Inc.	6,660,886
84,553	BioMed Realty Trust, Inc.	1,534,637
89,562	Boston Properties, Inc.	8,590,787
86,892	Brandywine Realty Trust	1,068,772
41,218	BRE Properties, Inc.	1,958,267
44,384	Camden Property Trust	2,626,201
89,091	CBL & Associates Properties, Inc.	1,590,274
651,515	Chimera Investment Corp.	2,808,030
50,204	Colonial Properties Trust	989,521
46,598	CommonWealth REIT	1,337,829
42,285	Corporate Office Properties Trust	1,516,763
136,455	DCT Industrial Trust, Inc.	766,877
125,297	Developers Diversified Realty Corp.	1,791,747
99,892	DiamondRock Hospitality Co.*	1,174,730
58,460	Digital Realty Trust, Inc.	3,438,617
79,810	Douglas Emmett, Inc.	1,496,437
162,936	Duke Realty Corp.	2,292,509
38,278	DuPont Fabros Technology, Inc.	934,749
17,405	EastGroup Properties, Inc.	792,450
30,045	Entertainment Properties Trust	1,432,245
19,924	Equity Lifestyle Properties, Inc.	1,156,389
182,847	Equity Residential	10,076,698
20,251	Essex Property Trust, Inc.	2,506,669
39,375	Federal Realty Investment Trust	3,314,587
46,544	Franklin Street Properties Corp.	699,556
254,161	General Growth Properties, Inc.*	4,046,243
36,244	Hatteras Financial Corp.	1,072,098
234,292	HCP, Inc.	8,903,096
93,709	Health Care REIT, Inc.	4,893,484
41,631	Healthcare Realty Trust, Inc.	970,002
46,264	Highwoods Properties, Inc.	1,569,738
24,227	Home Properties, Inc.	1,427,455
79,727	Hospitality Properties Trust	1,833,721
425,357	Host Hotels & Resorts, Inc.	7,826,569
33,793	Kilroy Realty Corp.	1,309,479
259,628	Kimco Realty Corp.	5,031,591
45,109	LaSalle Hotel Properties	1,272,525
71,885	Lexington Realty Trust	680,751
73,186	Liberty Property Trust	2,471,491
83,847	Macerich Co. (The)	4,246,012
51,179	Mack-Cali Realty Corp.	1,737,015
181,193	MFA Financial, Inc.	1,534,705
22,091	Mid-America Apartment Communities, Inc.	1,435,252
53,834	National Retail Properties, Inc.	1,382,995
87,328	Nationwide Health Properties, Inc.	3,732,399
63,645	Omega Healthcare Investors, Inc.	1,525,571
114,590	Piedmont Office Realty Trust, Inc., Class A	2,291,800
105,217	Plum Creek Timber Co., Inc.	4,414,905
31,310	Post Properties, Inc.	1,221,090
25,814	Potlatch Corp.	991,258
367,732	ProLogis	5,979,322
91,141	Public Storage	10,230,577
51,358	Rayonier, Inc.	3,149,786
75,673	Realty Income Corp.	2,721,958
45,052	Redwood Trust, Inc.	737,952
52,861	Regency Centers Corp.	2,391,960
82,051	Senior Housing Properties Trust	2,013,532
189,227	Simon Property Group, Inc.	20,822,539
50,389	SL Green Realty Corp.	3,815,959
76,065	Sunstone Hotel Investors, Inc.*	816,938
52,062	Tanger Factory Outlet Centers	1,387,452
35,279	Taubman Centers, Inc.	1,957,279
117,708	UDR, Inc.	2,862,659
101,146	Ventas, Inc.	5,605,511
116,427	Vornado Realty Trust	10,866,132
41,420	Washington Real Estate Investment Trust	1,293,961
77,296	Weingarten Realty Investors	1,999,647
		228,149,790
	Real Estate Management & Development - 2.6%

167,401	Brookfield Properties Corp.	2,934,540
190,017	CB Richard Ellis Group, Inc., Class A*	4,758,026
78,076	Forest City Enterprises, Inc., Class A*	1,475,636
23,071	Forestar Group, Inc.*	444,347
27,161	Jones Lang LaSalle, Inc.	2,673,186
59,265	St. Joe Co. (The)*	1,587,117
		13,872,852
	Total Common Stocks (Cost $208,098,701)	242,022,642

Principal Amount
	U.S. Government & Agency Security (a) - 3.0%
	Federal Home Loan Bank
$15,497,412	0.07%, due 03/01/11	15,497,412
	Total U.S. Government & Agency Security (Cost $15,497,412)	15,497,412

	Repurchase Agreements (a)(b) - 30.0%
157,577,783	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $157,579,858	157,577,783
	Total Repurchase Agreements (Cost $157,577,783)	157,577,783

	Total Investment Securities (Cost $381,173,896) — 79.1%	415,097,837
	Other assets less liabilities — 20.9%	109,474,917
	Net Assets — 100.0%	$524,572,754

*                 Non-income producing security.

(a)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $225,367,914.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,130,189
Aggregate gross unrealized depreciation	(3,243,379)
Net unrealized appreciation	$33,886,810
Federal income tax cost of investments	$381,211,027

Swap Agreements

Ultra Real Estate had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$131,585,244	$34,932,988

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	139,977,742	3,958,109

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	69,130,709	2,363,783

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	71,327,855	14,746,211

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	70,378,382	26,461,812

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	234,654,360	22,911,813

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	89,807,047	3,237,807

		$108,612,523

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 34.8%
	Communications Equipment - 0.2%

2,702	InterDigital, Inc.	$128,831

	Computers & Peripherals - 1.0%

14,406	SanDisk Corp.*	714,538

	Semiconductors & Semiconductor Equipment - 33.6%

34,687	Advanced Micro Devices, Inc.*	319,467
19,320	Altera Corp.	808,735
6,246	Amkor Technology, Inc.*	46,033
18,400	Analog Devices, Inc.	733,792
82,931	Applied Materials, Inc.	1,362,556
4,095	Applied Micro Circuits Corp.*	42,997
4,323	Atheros Communications, Inc.*	193,714
28,476	Atmel Corp.*	418,028
1,941	ATMI, Inc.*	35,404
27,711	Broadcom Corp., Class A	1,142,247
1,450	Cabot Microelectronics Corp.*	70,789
2,743	Cavium Networks, Inc.*	118,443
6,645	Cree, Inc.*	349,992
1,731	Cymer, Inc.*	87,589
9,898	Cypress Semiconductor Corp.*	207,462
7,667	Fairchild Semiconductor International, Inc.*	135,016
3,051	Formfactor, Inc.*	29,991
1,693	Hittite Microwave Corp.*	103,916
9,802	Integrated Device Technology, Inc.*	75,965
343,798	Intel Corp.	7,381,343
4,289	International Rectifier Corp.*	137,848
7,555	Intersil Corp., Class A	96,628
10,373	KLA-Tencor Corp.	506,410
7,595	Lam Research Corp.*	416,966
13,187	Linear Technology Corp.	455,743
38,109	LSI Corp.*	239,706
33,233	Marvell Technology Group Ltd.*	607,499
18,439	Maxim Integrated Products, Inc.	508,548
14,054	MEMC Electronic Materials, Inc.*	190,713
11,493	Microchip Technology, Inc.	424,207
61,452	Micron Technology, Inc.*	683,961
5,127	Microsemi Corp.*	112,948
14,809	National Semiconductor Corp.	229,539
3,533	Netlogic Microsystems, Inc.*	146,231
5,681	Novellus Systems, Inc.*	227,013
35,173	NVIDIA Corp.*	797,020
3,335	Omnivision Technologies, Inc.*	102,118
26,283	ON Semiconductor Corp.*	293,055
14,061	PMC-Sierra, Inc.*	111,082
6,925	Rambus, Inc.*	142,309
16,755	RF Micro Devices, Inc.*	125,662
3,812	Semtech Corp.*	90,268
2,759	Silicon Laboratories, Inc.*	125,259
11,043	Skyworks Solutions, Inc.*	396,885
11,141	Teradyne, Inc.*	207,557
3,104	Tessera Technologies, Inc.*	54,041
73,878	Texas Instruments, Inc.	2,630,796
9,593	TriQuint Semiconductor, Inc.*	136,700
4,598	Varian Semiconductor Equipment Associates, Inc.*	219,371
15,999	Xilinx, Inc.	531,967
		24,611,529
	Total Common Stocks (Cost $22,343,992)	25,454,898

Principal Amount
	U.S. Government & Agency Security (a) - 4.7%
	Federal Home Loan Bank
$3,426,736	0.07%, due 03/01/11	$3,426,736
	Total U.S. Government & Agency Security (Cost $3,426,736)	3,426,736

	Repurchase Agreements (a)(b) - 40.9%
29,983,589	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $29,983,951	29,983,589
	Total Repurchase Agreements (Cost $29,983,589)	29,983,589

	Total Investment Securities (Cost $55,754,317) — 80.4%	58,865,223
	Other assets less liabilities — 19.6%	14,349,474
	Net Assets — 100.0%	$73,214,697

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $27,658,994.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,597,877
Aggregate gross unrealized depreciation	(642,321)
Net unrealized appreciation	$2,955,556
Federal income tax cost of investments	$55,909,667

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$16,960,876	$3,351,738

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	16,434,122	(217,925)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	8,598,930	1,726,377

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	20,383,468	3,511,690

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	36,750,288	6,287,959

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	21,549,973	(288,086)

		$14,371,753

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 58.1%
	Commercial Services & Supplies - 0.1%

7,988	Pitney Bowes, Inc.	$201,138

	Communications Equipment - 7.6%

1,965	Acme Packet, Inc.*	147,847
2,398	ADTRAN, Inc.	109,061
4,879	Arris Group, Inc.*	64,403
2,805	Aruba Networks, Inc.*	85,412
17,448	Brocade Communications Systems, Inc.*	111,144
3,564	Ciena Corp.*	98,259
213,273	Cisco Systems, Inc.*	3,958,347
1,083	Comtech Telecommunications Corp.	29,295
3,269	Emulex Corp.*	35,959
3,094	F5 Networks, Inc.*	365,123
2,966	Finisar Corp.*	121,665
4,387	Harmonic, Inc.*	42,159
4,962	Harris Corp.	231,527
1,681	InterDigital, Inc.	80,150
8,387	JDS Uniphase Corp.*	206,907
20,316	Juniper Networks, Inc.*	893,904
10,329	Motorola Mobility Holdings, Inc.*	311,936
11,805	Motorola Solutions, Inc.*	456,145
1,834	Plantronics, Inc.	63,988
3,276	Polycom, Inc.*	156,593
61,763	QUALCOMM, Inc.	3,679,840
5,657	Riverbed Technology, Inc.*	233,578
8,032	Sonus Networks, Inc.*	24,337
2,630	Tekelec*	20,172
13,612	Tellabs, Inc.	73,369
1,559	Viasat, Inc.*	64,870
		11,665,990
	Computers & Peripherals - 14.0%

35,297	Apple, Inc.*	12,467,253
66,403	Dell, Inc.*	1,051,160
2,553	Diebold, Inc.	89,763
1,743	Electronics for Imaging, Inc.*	26,895
78,488	EMC Corp.*	2,135,658
87,260	Hewlett-Packard Co.	3,807,154
1,874	Intermec, Inc.*	21,045
3,018	Lexmark International, Inc., Class A*	113,266
6,147	NCR Corp.*	117,408
13,681	NetApp, Inc.*	706,760
4,206	QLogic Corp.*	75,960
8,968	SanDisk Corp.*	444,813
18,153	Seagate Technology plc*	230,543
1,330	Synaptics, Inc.*	39,235
8,798	Western Digital Corp.*	269,043
		21,595,956
	Electronic Equipment, Instruments & Components - 1.1%

2,710	Brightpoint, Inc.*	34,146
60,192	Corning, Inc.	1,388,027
6,028	Ingram Micro, Inc., Class A*	120,138
1,780	Insight Enterprises, Inc.*	32,556
1,794	Tech Data Corp.*	88,947
		1,663,814
	Health Care Technology - 0.3%

7,171	Allscripts Healthcare Solutions, Inc.*	153,101
1,320	athenahealth, Inc.*	59,849
2,668	Cerner Corp.*	268,000
709	Quality Systems, Inc.	56,649
		537,599
	Internet Software & Services - 5.1%

6,990	Akamai Technologies, Inc.*	262,335
4,083	AOL, Inc.*	85,212
1,524	Digital River, Inc.*	51,176
4,153	Earthlink, Inc.	34,179
1,742	Equinix, Inc.*	150,579
9,556	Google, Inc., Class A*	5,861,650
3,219	IAC/InterActiveCorp*	100,014
1,752	j2 Global Communications, Inc.*	50,966
3,987	Rackspace Hosting, Inc.*	147,160
1,552	SAVVIS, Inc.*	50,425
3,352	United Online, Inc.	20,146
6,701	VeriSign, Inc.	236,478
48,653	Yahoo!, Inc.*	797,909
		7,848,229
	IT Services - 6.6%

7,275	Amdocs Ltd.*	217,086
1,156	CACI International, Inc., Class A*	68,574
11,519	Cognizant Technology Solutions Corp., Class A*	885,465
5,912	Computer Sciences Corp.	284,545
1,311	CSG Systems International, Inc.*	25,630
1,433	DST Systems, Inc.	73,083
2,877	Gartner, Inc.*	108,520
47,803	International Business Machines Corp.	7,738,350
14,301	SAIC, Inc.*	233,678
1,702	SRA International, Inc., Class A*	46,345
6,417	Teradata Corp.*	306,861
1,479	Unisys Corp.*	54,960
3,290	VeriFone Systems, Inc.*	149,498
		10,192,595
	Office Electronics - 0.4%

53,056	Xerox Corp.	570,352

	Semiconductors & Semiconductor Equipment - 9.9%

21,591	Advanced Micro Devices, Inc.*	198,853
12,029	Altera Corp.	503,534
3,887	Amkor Technology, Inc.*	28,647
11,456	Analog Devices, Inc.	456,865
51,623	Applied Materials, Inc.	848,166
2,550	Applied Micro Circuits Corp.*	26,775
2,691	Atheros Communications, Inc.*	120,584
17,725	Atmel Corp.*	260,203
1,209	ATMI, Inc.*	22,052
17,251	Broadcom Corp., Class A	711,086
905	Cabot Microelectronics Corp.*	44,182
1,708	Cavium Networks, Inc.*	73,751
4,139	Cree, Inc.*	218,001
1,076	Cymer, Inc.*	54,446
6,164	Cypress Semiconductor Corp.*	129,197
4,772	Fairchild Semiconductor International, Inc.*	84,035
1,899	Formfactor, Inc.*	18,667

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,054	Hittite Microwave Corp.*	$64,694
6,102	Integrated Device Technology, Inc.*	47,290
214,014	Intel Corp.	4,594,881
2,670	International Rectifier Corp.*	85,814
4,704	Intersil Corp., Class A	60,164
6,456	KLA-Tencor Corp.	315,182
4,730	Lam Research Corp.*	259,677
8,211	Linear Technology Corp.	283,772
23,724	LSI Corp.*	149,224
20,685	Marvell Technology Group Ltd.*	378,122
11,476	Maxim Integrated Products, Inc.	316,508
8,746	MEMC Electronic Materials, Inc.*	118,683
7,153	Microchip Technology, Inc.	264,017
38,253	Micron Technology, Inc.*	425,756
3,190	Microsemi Corp.*	70,276
9,216	National Semiconductor Corp.	142,848
2,198	Netlogic Microsystems, Inc.*	90,975
3,537	Novellus Systems, Inc.*	141,338
21,895	NVIDIA Corp.*	496,141
2,074	Omnivision Technologies, Inc.*	63,506
16,361	ON Semiconductor Corp.*	182,425
8,753	PMC-Sierra, Inc.*	69,149
4,311	Rambus, Inc.*	88,591
10,432	RF Micro Devices, Inc.*	78,240
2,373	Semtech Corp.*	56,193
1,715	Silicon Laboratories, Inc.*	77,861
6,873	Skyworks Solutions, Inc.*	247,016
6,938	Teradyne, Inc.*	129,255
1,932	Tessera Technologies, Inc.*	33,636
45,988	Texas Instruments, Inc.	1,637,633
5,971	TriQuint Semiconductor, Inc.*	85,087
2,863	Varian Semiconductor Equipment Associates, Inc.*	136,594
9,959	Xilinx, Inc.	331,137
		15,320,729
	Software - 13.0%

1,309	ACI Worldwide, Inc.*	40,985
19,574	Adobe Systems, Inc.*	675,303
1,247	Advent Software, Inc.*	36,163
3,475	ANSYS, Inc.*	195,712
3,453	Ariba, Inc.*	106,870
8,820	Autodesk, Inc.*	370,881
1,316	Blackboard, Inc.*	46,073
6,936	BMC Software, Inc.*	343,332
15,806	CA, Inc.	391,673
10,398	Cadence Design Systems, Inc.*	103,460
6,464	Check Point Software Technologies Ltd.*	322,166
7,147	Citrix Systems, Inc.*	501,434
8,588	Compuware Corp.*	96,701
1,731	Concur Technologies, Inc.*	90,064
1,607	Fair Isaac Corp.	44,916
3,534	Informatica Corp.*	166,133
11,179	Intuit, Inc.*	587,792
1,599	JDA Software Group, Inc.*	47,170
4,207	Mentor Graphics Corp.*	66,891
3,066	MICROS Systems, Inc.*	146,064
292,789	Microsoft Corp.	7,782,332
13,286	Novell, Inc.*	78,122
9,293	Nuance Communications, Inc.*	173,407
147,228	Oracle Corp.	4,843,801
4,460	Parametric Technology Corp.*	105,702
2,497	Progress Software Corp.*	73,312
2,414	Quest Software, Inc.*	64,671
7,234	Red Hat, Inc.*	298,620
3,970	Rovi Corp.*	220,017
4,515	Salesforce.com, Inc.*	597,199
2,667	Solera Holdings, Inc.	136,230
2,787	SuccessFactors, Inc.*	100,081
30,371	Symantec Corp.*	547,589
5,756	Synopsys, Inc.*	159,556
6,409	TIBCO Software, Inc.*	157,790
2,957	VMware, Inc., Class A*	247,353
1,516	Websense, Inc.*	32,473
		19,998,038
	Total Common Stocks (Cost $79,698,117)	89,594,440

Principal Amount
	U.S. Government & Agency Security (a) - 2.4%
	Federal Home Loan Bank
$3,653,328	0.07%, due 03/01/11	3,653,328
	Total U.S. Government & Agency Security (Cost $3,653,328)	3,653,328

	Repurchase Agreements (a)(b) - 24.5%
37,755,724	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $37,756,225	37,755,724
	Total Repurchase Agreements (Cost $37,755,724)	37,755,724

	Total Investment Securities (Cost $121,107,169) — 85.0%	131,003,492
	Other assets less liabilities — 15.0%	23,052,484
	Net Assets — 100.0%	$154,055,976

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $58,214,255.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,441,375
Aggregate gross unrealized depreciation	(8,058,732)
Net unrealized appreciation	$6,382,643
Federal income tax cost of investments	$124,620,849

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$84,741,579	$17,433,799

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	46,464,362	(1,080,020)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	14,800,120	2,538,757

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	15,633,397	2,638,459

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	12,101,580	2,031,686

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	44,154,366	(885,748)

		$22,676,933

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 44.5%
	Diversified Financial Services - 1.7%

4,132	Leucadia National Corp.	$136,893

	Diversified Telecommunication Services - 26.0%

963	AboveNet, Inc.	62,489
3,068	Alaska Communications Systems Group, Inc.	31,263
19,362	AT&T, Inc.	549,494
812	Atlantic Tele-Network, Inc.	31,660
2,219	Cbeyond, Inc.*	31,022
4,286	CenturyLink, Inc.	176,497
13,388	Cincinnati Bell, Inc.*	35,344
1,794	Consolidated Communications Holdings, Inc.	32,812
16,697	Frontier Communications Corp.	141,758
2,746	General Communication, Inc., Class A*	33,199
2,232	Global Crossing Ltd.*	35,154
63,671	Level 3 Communications, Inc.*	89,139
8,740	PAETEC Holding Corp.*	33,212
22,781	Qwest Communications International, Inc.	155,367
4,658	tw telecom, inc.*	86,639
12,485	Verizon Communications, Inc.	460,946
9,381	Windstream Corp.	117,638
		2,103,633
	Media - 1.8%

5,310	Virgin Media, Inc.	144,645

	Wireless Telecommunication Services - 15.0%

4,627	American Tower Corp., Class A*	249,673
3,939	Crown Castle International Corp.*	166,029
3,589	Leap Wireless International, Inc.*	43,857
6,962	MetroPCS Communications, Inc.*	100,253
3,190	NII Holdings, Inc.*	130,662
1,864	NTELOS Holdings Corp.	36,199
2,677	SBA Communications Corp., Class A*	112,675
1,686	Shenandoah Telecommunications Co.	29,505
44,102	Sprint Nextel Corp.*	192,726
2,512	Telephone & Data Systems, Inc.	84,529
882	United States Cellular Corp.*	44,082
1,649	USA Mobility, Inc.	24,603
		1,214,793
	Total Common Stocks (Cost $3,050,209)	3,599,964

Principal Amount
	U.S. Government & Agency Security (a) - 4.3%
	Federal Home Loan Bank
$347,830	0.07%, due 03/01/11	347,830
	Total U.S. Government & Agency Security (Cost $347,830)	347,830

	Repurchase Agreements (a)(b) - 36.3%
2,940,864	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $2,940,898	2,940,864
	Total Repurchase Agreements (Cost $2,940,864)	2,940,864

	Total Investment Securities (Cost $6,338,903) — 85.1%	6,888,658
	Other assets less liabilities — 14.9%	1,202,106
	Net Assets — 100.0%	$8,090,764

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $1,454,895.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$585,965
Aggregate gross unrealized depreciation	(37,169)
Net unrealized appreciation	$548,796
Federal income tax cost of investments	$6,339,862

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$3,044,067	$534,692

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	3,392,076	(25,186)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	3,492,032	156,649

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	2,623,188	(25,130)

		$641,025

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 80.8%
	Commercial Services & Supplies - 0.4%

4,320	Covanta Holding Corp.	$73,094

	Electric Utilities - 38.2%

975	Allete, Inc.	36,855
15,827	American Electric Power Co., Inc.	566,290
2,004	Cleco Corp.	64,829
3,974	DPL, Inc.	103,403
43,772	Duke Energy Corp.	787,458
9,931	Edison International	368,639
1,455	El Paso Electric Co.*	40,885
6,199	Entergy Corp.	441,369
21,908	Exelon Corp.	914,878
13,869	FirstEnergy Corp.	531,183
4,487	Great Plains Energy, Inc.	86,150
3,110	Hawaiian Electric Industries, Inc.	75,106
1,596	IDACORP, Inc.	60,233
1,665	ITC Holdings Corp.	114,136
13,722	NextEra Energy, Inc.	761,159
5,815	Northeast Utilities	197,943
7,759	NV Energy, Inc.	113,980
7,393	Pepco Holdings, Inc.	138,471
3,598	Pinnacle West Capital Corp.	151,944
2,605	PNM Resources, Inc.	34,673
2,497	Portland General Electric Co.	58,480
15,982	PPL Corp.	406,422
9,715	Progress Energy, Inc.	444,073
27,230	Southern Co.	1,037,735
1,196	UniSource Energy Corp.	43,606
3,666	Westar Energy, Inc.	95,316
		7,675,216
	Gas Utilities - 6.2%

2,587	AGL Resources, Inc.	98,332
2,995	Atmos Energy Corp.	101,291
695	Laclede Group, Inc. (The)	27,029
2,317	National Fuel Gas Co.	168,909
1,380	New Jersey Resources Corp.	57,725
1,488	Nicor, Inc.	78,477
883	Northwest Natural Gas Co.	41,501
3,269	Oneok, Inc.	211,079
2,238	Piedmont Natural Gas Co., Inc.	65,573
5,811	Questar Corp.	103,843
986	South Jersey Industries, Inc.	54,092
1,503	Southwest Gas Corp.	58,422
3,614	UGI Corp.	115,250
1,664	WGL Holdings, Inc.	63,232
		1,244,755
	Independent Power Producers & Energy Traders - 4.9%

26,404	AES Corp. (The)*	326,617
11,591	Calpine Corp.*	175,372
5,977	Constellation Energy Group, Inc.	185,705
3,402	Dynegy, Inc.*	19,698
25,303	GenOn Energy, Inc.*	102,477
8,513	NRG Energy, Inc.*	170,175
		980,044
	Multi-Utilities - 26.9%

3,660	Alliant Energy Corp.	144,131
7,862	Ameren Corp.	219,822
1,835	Avista Corp.	40,957
1,288	Black Hills Corp.	39,696
13,100	CenterPoint Energy, Inc.	207,766
7,621	CMS Energy Corp.	146,781
9,646	Consolidated Edison, Inc.	482,107
19,557	Dominion Resources, Inc.	892,386
5,591	DTE Energy Co.	263,224
2,536	Integrys Energy Group, Inc.	124,188
9,187	NiSource, Inc.	176,023
1,192	NorthWestern Corp.	35,414
3,436	NSTAR	155,135
12,973	PG&E Corp.	597,536
16,877	Public Service Enterprise Group, Inc.	551,878
3,800	SCANA Corp.	153,824
7,410	Sempra Energy	394,434
6,697	TECO Energy, Inc.	121,283
2,686	Vectren Corp.	70,696
3,882	Wisconsin Energy Corp.	229,814
15,125	Xcel Energy, Inc.	362,093
		5,409,188
	Oil, Gas & Consumable Fuels - 2.8%

21,494	Spectra Energy Corp.	574,965

	Water Utilities - 1.4%

5,792	American Water Works Co., Inc.	160,670
4,545	Aqua America, Inc.	102,354
643	California Water Service Group	22,685
		285,709
	Total Common Stocks (Cost $15,295,967)	16,242,971

Principal Amount
	U.S. Government & Agency Security (a) - 0.5%
	Federal Home Loan Bank
$95,756	0.07%, due 03/01/11	95,756
	Total U.S. Government & Agency Security (Cost $95,756)	95,756

	Repurchase Agreements (a)(b) - 4.6%
922,178	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $922,191	922,178
	Total Repurchase Agreements (Cost $922,178)	922,178
	Total Investment Securities (Cost $16,313,901) — 85.9%	17,260,905
	Other assets less liabilities — 14.1%	2,828,757
	Net Assets — 100.0%	$20,089,662

*                                         Non-income producing security.

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $4,019,963.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,973,766
Aggregate gross unrealized depreciation	(1,096,007)
Net unrealized appreciation	$877,759
Federal income tax cost of investments	$16,383,146

Swap Agreements

Ultra Utilities had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$5,691,648	$725,191

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	4,398,497	19,190

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	12,968,221	1,994,178

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	854,975	2,517

		$2,741,076

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 9.6%
	Federal Home Loan Bank
$907,740	0.07%, due 03/01/11	$907,740
	Total U.S. Government & Agency Security (Cost $907,740)	907,740

	Repurchase Agreements (a)(b) - 79.8%
7,545,122	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $7,545,209	7,545,122
	Total Repurchase Agreements (Cost $7,545,122)	7,545,122

	Total Investment Securities (Cost $8,452,862)† — 89.4%	8,452,862
	Other assets less liabilities — 10.6%	1,005,996
	Net Assets — 100.0%	$9,458,858

(a)                                  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $1,757,948.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                          Tax basis equals book cost.

Swap Agreements††

Ultra MSCI EAFE had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$1,781,918	$95,107

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	2,850,214	12,429

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI EAFE Index®	3,160,074	28,493

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI EAFE Index®	3,357,925	30,277

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	4,382,959	359,940

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	3,365,572	30,249

		$556,495

††                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 14.0%
	Aerospace & Defense - 0.1%

686	Embraer S.A. (ADR)	$23,365

	Airlines - 0.2%

664	China Eastern Airlines Corp., Ltd. (ADR)*	14,767
954	China Southern Airlines Co., Ltd. (ADR)*	22,829
808	Gol Linhas Aereas Inteligentes S.A. (ADR)	10,876
1,532	Lan Airlines S.A. (ADR)	41,533
362	TAM S.A. (ADR)	7,758
		97,763
	Beverages - 0.3%

2,904	Cia de Bebidas das Americas (ADR)	71,608
190	Coca-Cola Femsa, S.A.B de C.V. (ADR)	13,881
538	Fomento Economico Mexicano, S.A.B de C.V. (ADR)	30,252
		115,741
	Capital Markets - 0.1%

342	Administradora de Fondos de Pensiones Provida S.A. (ADR)	25,000

	Chemicals - 0.4%

804	Braskem S.A. (ADR)*	19,602
1,242	Sinopec Shanghai Petrochemical Co., Ltd. (ADR)	67,018
428	Sociedad Quimica y Minera de Chile S.A. (ADR)	22,680
		109,300
	Commercial Banks - 1.9%

2,930	Banco Bradesco S.A. (ADR)	57,369
596	Banco de Chile (ADR)	49,468
3,722	Banco Santander (Brasil) S.A. (ADR)	45,334
872	Banco Santander Chile (ADR)	72,507
620	Bancolumbia S.A. (ADR)	35,297
512	HDFC Bank Ltd. (ADR)	75,320
2,914	ICICI Bank Ltd. (ADR)	126,351
2,294	Itau Unibanco Holding S.A. (ADR)	50,973
1,466	KB Financial Group, Inc. (ADR)	71,468
1,214	Shinhan Financial Group Co., Ltd. (ADR)	101,745
		685,832
	Communications Equipment - 0.0%

600	China Techfaith Wireless Communication Technology Ltd. (ADR)*	2,544

	Construction & Engineering - 0.1%

3,700	Empresas ICA, S.A.B de C.V. (ADR)*	34,262

	Construction Materials - 0.2%

6,542	Cemex, S.A.B de C.V. (ADR)*	58,813

	Diversified Consumer Services - 0.0%

1,374	Noah Education Holdings Ltd. (ADR)*	2,748

	Diversified Telecommunication Services - 0.5%

272	Brasil Telecom S.A. (ADR)	6,270
450	China Telecom Corp., Ltd. (ADR)	26,671
2,436	China Unicom Hong Kong Ltd. (ADR)	40,657
920	City Telecom HK Ltd. (ADR)	13,423
1,834	KT Corp. (ADR)	36,295
1,598	Mahanagar Telephone Nigam Ltd. (ADR)*	2,940
1,694	P.T. Telekomunikasi Indonesia, Tbk. Co. (ADR)	57,918
1,064	Tata Communications Ltd. (ADR)*	9,576
		193,750
	Electric Utilities - 0.2%

18	Cia Energetica de Minas Gerais (ADR)	303
554	Enersis S.A. (ADR)	11,252
4,048	Korea Electric Power Corp. (ADR)	49,386
		60,941
	Electronic Equipment, Instruments & Components - 0.4%

8,222	AU Optronics Corp. (ADR)*	73,833
4,592	LG Display Co., Ltd. (ADR)	73,380
		147,213
	Energy Equipment & Services - 0.0%

4,034	WSP Holdings Ltd. (ADR)*	5,406

	Food & Staples Retailing - 0.0%

296	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A (ADR)	11,162

	Food Products - 0.2%

2,768	Agria Corp. (ADR)*	4,457
1,052	BRF - Brasil Foods S.A. (ADR)	18,736
1,450	Wimm-Bill-Dann Foods OJSC (ADR)	46,951
		70,144
	Health Care Equipment & Supplies - 0.1%

488	China Medical Technologies, Inc. (ADR)*	6,412
932	Mindray Medical International Ltd. (ADR)	25,239
		31,651
	Hotels, Restaurants & Leisure - 0.2%

758	Ctrip.com International Ltd. (ADR)*	29,388

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
928	Home Inns & Hotels Management, Inc. (ADR)*	$31,376
		60,764
	Household Durables - 0.1%

520	Desarrolladora Homex, S.A.B de C.V. (ADR)*	14,159
568	Gafisa S.A. (ADR)	7,174
		21,333
	Independent Power Producers & Energy Traders - 0.1%

1,540	Huaneng Power International, Inc. (ADR)	34,634

	Insurance - 0.2%

1,086	China Life Insurance Co., Ltd. (ADR)	62,163

	Internet & Catalog Retail - 0.0%

1,326	Acorn International, Inc. (ADR)	6,537

	Internet Software & Services - 0.3%

420	Baidu, Inc. (ADR)*	50,887
552	Netease.com, Inc. (ADR)*	25,751
		76,638
	IT Services - 0.4%

920	Infosys Technologies Ltd. (ADR)	61,364
656	Patni Computer Systems Ltd. (ADR)	12,858
5,268	Wipro Ltd. (ADR)	69,327
		143,549
	Machinery - 0.3%

322	Duoyuan Global Water, Inc. (ADR)*	2,959
3,546	Tata Motors Ltd. (ADR)	87,303
		90,262
	Media - 0.1%

1,658	Grupo Televisa S.A. (ADR)*	39,162
450	NET Servicos de Comunicacao S.A. (ADR)*	4,842
		44,004
	Metals & Mining - 2.3%

2,140	Aluminum Corp. of China Ltd. (ADR)*	52,516
1,300	AngloGold Ashanti Ltd. (ADR)	63,492
726	Cia de Minas Buenaventura S.A. (ADR)	33,882
2,834	Cia Siderurgica Nacional S.A. (ADR)	46,109
2,826	DRDGOLD Ltd. (ADR)	13,480
3,746	Gerdau S.A. (ADR)	50,571
3,198	Gold Fields Ltd. (ADR)	57,276
6,266	Grupo Simec, S.A.B de C.V. (ADR)*	49,689
2,700	Harmony Gold Mining Co., Ltd. (ADR)	31,806
2,648	Mechel OAO (ADR)	80,579
1,094	POSCO (ADR)	112,770
3,364	Sterlite Industries India Ltd. (ADR)	49,585
6,578	Vale S.A. (ADR)	210,621
		852,376
	Oil, Gas & Consumable Fuels - 1.9%

700	China Petroleum & Chemical Corp. (ADR)	71,820
498	CNOOC Ltd. (ADR)	113,713
1,746	Ecopetrol S.A. (ADR)	73,087
550	PetroChina Co., Ltd. (ADR)	74,981
2,548	Petroleo Brasileiro S.A. (ADR)	94,842
3,770	Sasol Ltd. (ADR)	206,860
1,008	Ultrapar Participacoes S.A. (ADR)	16,118
810	Yanzhou Coal Mining Co., Ltd. (ADR)	24,300
		675,721
	Paper & Forest Products - 0.2%

14,586	Sappi Ltd. (ADR)*	78,035

	Pharmaceuticals - 0.1%

898	Dr. Reddy’s Laboratories Ltd. (ADR)	30,577
1,024	Simcere Pharmaceutical Group (ADR)*	12,800
1,956	Tongjitang Chinese Medicines Co. (ADR)*	8,587
		51,964
	Road & Rail - 0.0%

220	Guangshen Railway Co., Ltd. (ADR)	4,162

	Semiconductors & Semiconductor Equipment - 1.4%

21,086	Advanced Semiconductor Engineering, Inc. (ADR)	120,612
12	Hanwha SolarOne Co. Ltd. (ADR)*	103
9,810	Himax Technologies, Inc. (ADR)	24,819
366	JA Solar Holdings Co., Ltd. (ADR)*	2,584
648	O2Micro International Ltd. (ADR)*	5,301
380	Renesola Ltd. (ADR)*	4,199
2,934	Semiconductor Manufacturing International Corp. (ADR)*	11,765
2,322	Silicon Motion Technology Corp. (ADR)*	21,084
13,576	Siliconware Precision Industries Co. (ADR)	92,181
10,634	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	130,692
21,738	United Microelectronics Corp. (ADR)	60,866
2,274	Vimicro International Corp. (ADR)*	7,254
		481,460
	Software - 0.1%

1,138	Shanda Interactive Entertainment Ltd. (ADR)*	47,944
626	The9 Ltd. (ADR)*	4,651
		52,595

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Transportation Infrastructure - 0.2%

596	Grupo Aeroportuario del Pacifico, S.A.B. de C.V. (ADR)	$22,672
602	Grupo Aeroportuario del Sureste, S.A.B. de C.V. (ADR)	32,917
		55,589
	Wireless Telecommunication Services - 1.4%

1,174	America Movil, S.A.B. de C.V. (ADR)	67,411
2,428	China Mobile Ltd. (ADR)	114,772
3,652	Mobile Telesystems OJSC (ADR)	68,767
40	Philippine Long Distance Telephone Co. (ADR)	1,987
1,060	PT Indosat Tbk. (ADR)	29,415
3,160	SK Telecom Co., Ltd. (ADR)	55,584
326	Tim Participacoes S.A. (ADR)	12,623
6,926	Turkcell Iletisim Hizmet A.S. (ADR)	97,449
382	Vivo Participacoes S.A. (ADR)	14,061
		462,069
	Total Common Stocks (Cost $5,043,375)	4,929,490

	Investment Companies (a) - 0.8%
	Mutual Funds - 0.8%

12,968	iShares MSCI Malaysia Index Fund	182,460
1,838	iShares MSCI Thailand Index Fund	113,478
	Total Investment Companies
	(Cost $299,718)	295,938

Principal Amount
	U.S. Government & Agency Security (a) - 8.9%
	Federal Home Loan Bank
$3,112,716	0.07%, due 03/01/11	3,112,716
	Total U.S. Government & Agency Security (Cost $3,112,716)	3,112,716

	Repurchase Agreements (a)(b) - 68.3%
24,002,883	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $24,003,148	24,002,883
	Total Repurchase Agreements (Cost $24,002,883)	24,002,883

	Total Investment Securities (Cost $32,458,692) — 92.0%	32,341,027
	Other assets less liabilities — 8.0%	2,816,118
	Net Assets — 100.0%	$35,157,145

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $7,787,206.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR       American Depositary Receipt

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,417
Aggregate gross unrealized depreciation	(187,204)
Net unrealized depreciation	$(117,787)
Federal income tax cost of investments	$32,458,814

See accompanying notes to schedules of portfolio investments.

Swap Agreements††

Ultra MSCI Emerging Markets had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the MSCI Emerging Markets Index®	$6,824,159	$(115,877)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	8,842,793	(146,810)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	8,070,707	(226,769)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	7,161,595	(119,271)

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Emerging Markets Index®	5,561,699	(93,820)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Emerging Markets Index®	892,444	(14,975)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	24,536,232	(252,562)

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	3,147,665	1,983,570

		$1,013,486

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Ultra MSCI Emerging Markets invested, as a percentage of net assets, in the following countries as of February 28, 2011:

Brazil	2.2%
Cayman Islands	0.0%
Chile	0.6%
China	2.1%
Colombia	0.3%
Hong Kong	0.8%
India	1.5%
Indonesia	0.3%
Mexico	1.0%
Peru	0.1%
Philippines	0.0%
Russia	0.6%
South Africa	1.3%
South Korea	1.4%
Taiwan	1.5%
Turkey	0.3%
United States	0.8%
Other (1)	85.2%
100.0%

(1)           Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Europe

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 5.9%
	Federal Home Loan Bank
$233,511	0.07%, due 03/01/11	$233,511
	Total U.S. Government & Agency Security (Cost $233,511)	233,511

	Repurchase Agreements (a)(b) - 42.4%
1,682,079	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $1,682,097	1,682,079
	Total Repurchase Agreements (Cost $1,682,079)	1,682,079

	Total Investment Securities (Cost $1,915,590)† — 48.3%	1,915,590
	Other assets less liabilities — 51.7%	2,048,082
	Net Assets — 100.0%	$3,963,672

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $695,735.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Europe had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	$4,287,723	$53,411

Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	2,070,696	162,327

Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	1,558,753	119,814

		$335,552

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Pacific ex-Japan

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 4.1%
	Federal Home Loan Bank
$153,290	0.07%, due 03/01/11	$153,290
	Total U.S. Government & Agency Security (Cost $153,290)	153,290

	Repurchase Agreements (a)(b) - 20.1%
754,498	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $754,501
	Total Repurchase Agreements (Cost $754,498)	754,498

	Total Investment Securities (Cost $907,788)† — 24.2%	907,788
	Other assets less liabilities — 75.8%	2,850,134
	Net Assets — 100.0%	$3,757,922

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $785,691.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	$1,416,285	$(27,752)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Pacific ex-Japan Index®	1,780,685	(22,353)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Pacific ex-Japan Index®	1,859,315	369,976

Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	2,463,404	658,039

		$977,910

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 11.2%
	Federal Home Loan Bank
$1,501,035	0.07%, due 03/01/11	$1,501,035
	Total U.S. Government & Agency Security (Cost $1,501,035)	1,501,035

	Repurchase Agreements (a)(b) - 80.9%
10,796,406	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $10,796,518	10,796,406
	Total Repurchase Agreements (Cost $10,796,406)	10,796,406

	Total Investment Securities (Cost $12,297,441)† — 92.1%	12,297,441
	Other assets less liabilities — 7.9%	1,048,955
	Net Assets — 100.0%	$13,346,396

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $4,487,457.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Brazil had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$14,033,198	$(444,558)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	10,016,056	338,987

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Brazil Index®	275,853	10,848

Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	1,349,136	684,836

Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	986,465	484,139

		$1,074,252

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 25

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 9.7%
	Federal Home Loan Bank
$5,135,978	0.07%, due 03/01/11	$5,135,978
	Total U.S. Government & Agency Security (Cost $5,135,978)	5,135,978

	Repurchase Agreements (a)(b) - 71.5%
37,989,300	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $37,989,705	37,989,300
	Total Repurchase Agreements (Cost $37,989,300)	37,989,300

	Total Investment Securities
	(Cost $43,125,278)† — 81.2%	43,125,278
	Other assets less liabilities — 18.8%	9,992,186
	Net Assets — 100.0%	$53,117,464

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $14,368,501.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements††

Ultra FTSE China 25 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE China 25 Index®	$1,683,070	$3,467,515

Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	45,012,402	(76,171)

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	25,061,517	107,807

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the FTSE China 25 Index®	13,801,619	7,538

Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	18,837,874	(1,150,672)

Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	1,566,829	1,075,037

		$3,431,054

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 10.2%
	Federal Home Loan Bank
$1,318,211	0.07%, due 03/01/11	$1,318,211
	Total U.S. Government & Agency Security (Cost $1,318,211)	1,318,211

	Repurchase Agreements (a)(b) - 79.5%
10,339,361	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $10,339,476	10,339,361
	Total Repurchase Agreements (Cost $10,339,361)	10,339,361

	Total Investment Securities (Cost $11,657,572)† — 89.7%	11,657,572
	Other assets less liabilities — 10.3%	1,342,732
	Net Assets — 100.0%	$13,000,304

(a)          All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $3,133,831.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                  Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Japan had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based onthe MSCI Japan Index®	$3,519,783	$380,626

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	5,976,986	72,756

Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Japan Index®	10,282,187	167,563

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Japan Index®	2,080,200	33,960

Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	2,215,993	394,168

Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	1,949,069	31,595

		$1,080,668

††            In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Mexico Investable Market

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 10.2%
	Federal Home Loan Bank
$205,709	0.07%, due 03/01/11	$205,709
	Total U.S. Government & Agency Security (Cost $205,709)	205,709

	Repurchase Agreements (a)(b) - 76.4%
1,537,328	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $1,537,345	1,537,328
	Total Repurchase Agreements (Cost $1,537,328)	1,537,328

	Total Investment Securities (Cost $1,743,037)† — 86.6%	1,743,037
	Other assets less liabilities — 13.4%	270,334
	Net Assets — 100.0%	$2,013,371

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $560,672.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Ultra MSCI Mexico Investable Market had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$1,105,332	$(21,564)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	1,515,189	(35,755)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Mexico Investable Market Index®	149,461	(2,920)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	784,065	(15,040)

Equity Index Swap Agreement with UBS AG, based on the MSCI Mexico Investable Market Index®	462,588	361,873

		$286,594

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Treasury Obligations (a) - 15.6%

	U.S. Treasury Bonds
$7,300	9.13%, due 05/15/18	$10,357
7,400	9.00%, due 11/15/18	10,563
15,200	8.88%, due 02/15/19	21,653
18,200	8.13%, due 08/15/19	25,122
7,800	8.50%, due 02/15/20	11,071
5,600	8.75%, due 05/15/20	8,083
12,800	8.75%, due 08/15/20	18,548
15,300	7.88%, due 02/15/21	21,191
		126,588
	U.S. Treasury Notes
38,900	3.88%, due 05/15/18	41,562
46,700	4.00%, due 08/15/18	50,217
88,200	3.75%, due 11/15/18	93,106
100,300	2.75%, due 02/15/19	98,357
100,000	3.13%, due 05/15/19	100,344
92,100	3.63%, due 08/15/19	95,568
112,300	3.38%, due 11/15/19	113,879
126,500	3.63%, due 02/15/20	130,275
121,400	3.50%, due 05/15/20	123,411
124,800	2.63%, due 08/15/20	117,331
124,800	2.63%, due 11/15/20	116,786
45,400	3.63%, due 02/15/21	46,202
		1,127,038
	Total U.S. Treasury Obligations (Cost $1,240,078)	1,253,626

	U.S. Government & Agency Security (a) - 8.6%
	Federal Home Loan Bank
689,440	0.07%, due 03/01/11	689,440
	Total U.S. Government & Agency Security (Cost $689,440)	689,440

	Repurchase Agreements (a)(b) - 78.1%
6,288,580	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $6,288,659	6,288,580
	Total Repurchase Agreements (Cost $6,288,580)	6,288,580

	Total Investment Securities (Cost $8,218,098) — 102.3%	8,231,646
	Liabilities in excess of other assets — (2.3%)	(183,040)
	Net Assets — 100.0%	$8,048,606

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $810,312.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,827
Aggregate gross unrealized depreciation	(16,302)
Net unrealized appreciation	$12,525
Federal income tax cost of investments	$8,219,121

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

U.S. 7-10 Year Note Futures Contracts	5	06/21/11	$595,234	$1,494

Cash collateral in the amount of $11,581 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$188,901	$(4,526)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	3,155,728	(81,950)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	892,061	(27,231)

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	10,065,291	(65,767)

		$(179,474)

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Treasury Obligations (a) - 59.3%

	U.S. Treasury Bonds
$831,100	4.50%, due 02/15/36	$842,398
476,900	4.75%, due 02/15/37	501,341
486,900	5.00%, due 05/15/37	531,406
509,800	4.38%, due 02/15/38	503,427
659,000	4.50%, due 05/15/38	663,531
835,900	3.50%, due 02/15/39	703,070
1,080,300	4.25%, due 05/15/39	1,039,789
1,223,600	4.50%, due 08/15/39	1,227,233
1,441,100	4.38%, due 11/15/39	1,414,755
1,458,200	4.63%, due 02/15/40	1,491,693
1,460,200	4.38%, due 05/15/40	1,431,680
1,463,600	3.88%, due 08/15/40	1,314,496
1,452,500	4.25%, due 11/15/40	1,393,492
559,300	4.75%, due 02/15/41	583,332
		13,641,643
	Total U.S. Treasury Obligations (Cost $13,967,060)	13,641,643

	U.S. Government & Agency Security (a) - 4.7%
	Federal Home Loan Bank
1,074,562	0.07%, due 03/01/11	1,074,562
	Total U.S. Government & Agency Security (Cost $1,074,562)	1,074,562

	Repurchase Agreements (a)(b) - 37.0%
8,526,660	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $8,526,756	8,526,660
	Total Repurchase Agreements (Cost $8,526,660)	8,526,660

	Total Investment Securities (Cost $23,568,282) — 101.0%	23,242,865
	Liabilities in excess of other assets — (1.0%)	(230,975)
	Net Assets — 100.0%	$23,011,890

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $2,462,076.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,288
Aggregate gross unrealized depreciation	(403,136)
Net unrealized depreciation	$(387,848)
Federal income tax cost of investments	$23,630,713

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

U.S. Long Bond Futures Contracts	19	06/21/11	$2,286,531	$12,444

Cash collateral in the amount of $74,101 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$13,966,084	$(271,599)

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	16,710,403	103,673

		$(167,926)

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 9.1%
	Federal Home Loan Bank
$20,339,875	0.07%, due 03/01/11	$20,339,875
	Total U.S. Government & Agency Security (Cost $20,339,875)	20,339,875

	Repurchase Agreements (a)(b) - 81.3%
182,569,335	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $182,571,575	182,569,335
	Total Repurchase Agreements (Cost $182,569,335)	182,569,335

	Total Investment Securities (Cost $202,909,210)† — 90.4%	202,909,210
	Other assets less liabilities — 9.6%	21,564,436
	Net Assets — 100.0%	$224,473,646

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $26,686,942.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	559	03/18/11	$26,286,975	$(477,020)

Cash collateral in the amount of $1,770,391 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

Short QQQ® had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(5,284,661)	$(81,298)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(12,331,080)	(1,336,996)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(720,189)	(1,102)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(8,927,427)	(258,255)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(1,067,247)	(27,122)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(37,135,749)	(7,312,822)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(67,520,976)	(3,772,032)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(65,223,411)	(4,771,538)

		$(17,561,165)

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 10.4%
	Federal Home Loan Bank
$22,725,718	0.07%, due 03/01/11	$22,725,718
	Total U.S. Government & Agency Security (Cost $22,725,718)	22,725,718

	Repurchase Agreements (a)(b) - 96.5%
211,211,986	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $211,214,634	211,211,986
	Total Repurchase Agreements (Cost $211,211,986)	211,211,986

	Total Investment Securities (Cost $233,937,704)† — 106.9%	233,937,704
	Liabilities in excess of other assets — (6.9%)	(15,001,011)
	Net Assets — 100.0%	$218,936,693

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $23,018,452.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	39	03/18/11	$2,383,485	$(11,803)

Cash collateral in the amount of $1,342,217 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

Short Dow30SM had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(1,147,853)	$(20,362)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(33,318,484)	(3,980,350)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(9,472,809)	(78,937)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(514,676)	9,054

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(880,555)	(15,912)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(118,536,379)	(7,814,774)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(52,703,690)	(10,319,669)

		$(22,220,950)

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 11.0%
	Federal Home Loan Bank
$159,108,506	0.07%, due 03/01/11	$159,108,506
	Total U.S. Government & Agency Security (Cost $159,108,506)	159,108,506

	Repurchase Agreements (a)(b) - 95.3%
1,379,454,140	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $1,379,470,692	1,379,454,140
	Total Repurchase Agreements (Cost $1,379,454,140)	1,379,454,140

	Total Investment Securities (Cost $1,538,562,646)† — 106.3%	1,538,562,646
	Liabilities in excess of other assets — (6.3%)	(90,827,997)
	Net Assets — 100.0%	$1,447,734,649

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $254,563,452.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	445	03/18/11	$29,531,312	$(275,069)

Cash collateral in the amount of $2,887,258 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

Short S&P500® had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(675,618,276)	$209,568

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(10,580,389)	(180,068)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(53,267,220)	(733,174)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(60,354,322)	(2,832)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(73,502,586)	(3,274,546)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(68,399,152)	(176,017)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(476,465,190)	(112,790,632)

		$(116,947,701)

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 12.6%
	Federal Home Loan Bank
$2,913,976	0.07%, due 03/01/11	$2,913,976
	Total U.S. Government & Agency Security (Cost $2,913,976)	2,913,976

	Repurchase Agreements (a)(b) - 102.5%
23,811,073	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $23,811,347	23,811,073
	Total Repurchase Agreements (Cost $23,811,073)	23,811,073

	Total Investment Securities (Cost $26,725,049)† — 115.1%	26,725,049
	Liabilities in excess of other assets — (15.1%)	(3,497,865)
	Net Assets — 100.0%	$23,227,184

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $6,028,810.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	9	03/18/11	$868,680	$(4,587)

Cash collateral in the amount of $61,440 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

Short MidCap400 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$(4,850,101)	$(306,140)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	(398,626)	(5,922)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(2,928,654)	(55,800)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	(6,513,784)	(1,272,542)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(7,672,059)	(2,173,672)

		$(3,814,076)

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 11.2%
	Federal Home Loan Bank
$5,516,029	0.07%, due 03/01/11	$5,516,029
	Total U.S. Government & Agency Security (Cost $5,516,029)	5,516,029

	Repurchase Agreements (a)(b) - 95.1%
46,826,756	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $46,827,311	46,826,756
	Total Repurchase Agreements (Cost $46,826,756)	46,826,756

	Total Investment Securities (Cost $52,342,785)† — 106.3%	52,342,785
	Liabilities in excess of other assets — (6.3%)	(3,099,309)
	Net Assets — 100.0%	$49,243,476

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $9,762,822.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$(11,123,358)	$(597,059)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	(11,424,426)	(154,859)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	(9,853,725)	(246,422)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	(7,098,856)	(1,604,261)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600™ Index	(6,463,639)	(88,173)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	(3,285,967)	(353,160)

		$(3,043,934)

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 10.4%
	Federal Home Loan Bank
$28,046,539	0.07%, due 03/01/11	$28,046,539
	Total U.S. Government & Agency Security (Cost $28,046,539)	28,046,539

	Repurchase Agreements (a)(b) - 94.6%
254,220,694	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $254,223,831	254,220,694
	Total Repurchase Agreements (Cost $254,220,694)	254,220,694

	Total Investment Securities (Cost $282,267,233)† — 105.0%	282,267,233
	Liabilities in excess of other assets — (5.0%)	(13,558,615)
	Net Assets — 100.0%	$268,708,618

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $34,468,502.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	638	03/18/11	$52,469,120	$(1,506,643)

Cash collateral in the amount of $1,781,750 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

Short Russell2000 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(14,636,047)	$(253,244)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(80,437,483)	(11,444,598)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(7,297,585)	(141,081)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(2,068,146)	(289,151)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(87,949,122)	(4,750,616)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(23,861,318)	(786,317)

		$(17,665,007)

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 9.4%
	Federal Home Loan Bank
$65,354,506	0.07%, due 03/01/11	$65,354,506
	Total U.S. Government & Agency Security (Cost $65,354,506)	65,354,506

	Repurchase Agreements (a)(b) - 79.2%
548,349,660	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $548,356,095	548,349,660
	Total Repurchase Agreements (Cost $548,349,660)	548,349,660

	Total Investment Securities (Cost $613,704,166)† — 88.6%	613,704,166
	Other assets less liabilities — 11.4%	78,896,232
	Net Assets — 100.0%	$692,600,398

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $121,746,723.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	3,192	03/18/11	$150,103,800	$(2,171,131)

Cash collateral in the amount of $10,306,287 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(27,320,142)	$(915,978)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(188,022,794)	(29,167,362)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(3,397,866)	(5,201)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(78,403,690)	356,578

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(72,183,381)	(1,997,851)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(92,839,373)	(18,282,054)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(212,608,354)	(11,877,281)

Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(560,357,366)	(6,027,818)

		$(67,916,967)

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 8.9%
	Federal Home Loan Bank
$31,417,375	0.07%, due 03/01/11	$31,417,375
	Total U.S. Government & Agency Security (Cost $31,417,375)	31,417,375

	Repurchase Agreements (a)(b) - 77.5%
272,705,168	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $272,708,444	272,705,168
	Total Repurchase Agreements (Cost $272,705,168)	272,705,168

	Total Investment Securities (Cost $304,122,543)† — 86.4%	304,122,543
	Other assets less liabilities — 13.6%	47,843,906
	Net Assets — 100.0%	$351,966,449

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $49,964,959.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	152	03/18/11	$9,289,480	$(80,819)

Cash collateral in the amount of $3,358,896 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(27,893,019)	$(551,829)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(111,061,615)	(13,267,832)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(7,073,093)	(58,940)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(23,467,742)	(284,673)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(20,876,387)	(156,162)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(150,161,900)	(9,899,757)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(354,147,002)	(12,610,462)

		$(36,829,655)

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 12.6%
	Federal Home Loan Bank
$273,597,341	0.07%, due 03/01/11	$273,597,341
	Total U.S. Government & Agency Security (Cost $273,597,341)	273,597,341

	Repurchase Agreements (a)(b) - 96.5%
2,094,274,871	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $2,094,297,816	2,094,274,871
	Total Repurchase Agreements (Cost $2,094,274,871)	2,094,274,871

	Total Investment Securities (Cost $2,367,872,212)† — 109.1%	2,367,872,212
	Liabilities in excess of other assets — (9.1%)	(197,168,323)
	Net Assets — 100.0%	$2,170,703,889

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $693,135,899.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	1,186	03/18/11	$78,705,925	$(1,211,449)

Cash collateral in the amount of $8,371,809 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(2,793,546,571)	$(192,999,203)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(90,106,279)	(1,385,368)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(111,676,021)	(2,310,831)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(120,731,346)	(1,857,696)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(235,742,265)	(10,502,335)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(108,666,107)	(1,686,739)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(782,119,405)	(42,872,997)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(20,167,863)	(162,393)

		$(253,777,562)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell3000

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 10.8%
	Federal Home Loan Bank
$310,922	0.07%, due 03/01/11	$310,922
	Total U.S. Government & Agency Security (Cost $310,922)	310,922

	Repurchase Agreements (a)(b) - 88.5%
2,542,429	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $2,542,457	2,542,429
	Total Repurchase Agreements (Cost $2,542,429)	2,542,429

	Total Investment Securities (Cost $2,853,351)† — 99.3%	2,853,351
	Other assets less liabilities — 0.7%	20,263
	Net Assets — 100.0%	$2,873,614

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $641,605.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$(51,495)	$(475)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(3,473,997)	(29,846)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	(826,562)	9,832

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(1,394,343)	(297,063)

		$(317,552)

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 13.4%
	Federal Home Loan Bank
$3,438,973	0.07%, due 03/01/11	$3,438,973
	Total U.S. Government & Agency Security (Cost $3,438,973)	3,438,973

	Repurchase Agreements (a)(b) - 103.6%
26,500,013	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $26,500,305	26,500,013
	Total Repurchase Agreements (Cost $26,500,013)	26,500,013

	Total Investment Securities (Cost $29,938,986)† — 117.0%	29,938,986
	Liabilities in excess of other assets — (17.0%)	(4,359,288)
	Net Assets — 100.0%	$25,579,698

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $8,621,023.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	15	03/18/11	$1,447,800	$(5,274)

Cash collateral in the amount of $169,164 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$(3,883,668)	$(281,321)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	(194,068)	(2,883)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(8,617,808)	(173,833)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	(4,084,622)	(247,322)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	(1,634,559)	(24,566)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(31,324,964)	(3,716,828)

		$(4,446,753)

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 14.7%
	Federal Home Loan Bank
$1,756,499	0.07%, due 03/01/11	$1,756,499
	Total U.S. Government & Agency Security (Cost $1,756,499)	1,756,499

	Repurchase Agreements (a)(b) - 107.9%
12,872,351	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $12,872,488	12,872,351
	Total Repurchase Agreements (Cost $12,872,351)	12,872,351

	Total Investment Securities (Cost $14,628,850)† — 122.6%	14,628,850
	Liabilities in excess of other assets — (22.6%)	(2,693,241)
	Net Assets — 100.0%	$11,935,609

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $5,026,853.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$(8,891,373)	$(1,434,050)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	(281,615)	(3,817)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	(1,503,376)	(95,559)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	(3,355,422)	(97,226)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600™ Index	(307,924)	(10,337)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	(9,533,357)	(1,024,599)

		$(2,665,588)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 9.8%
	Federal Home Loan Bank
$39,196,903	0.07%, due 03/01/11	$39,196,903
	Total U.S. Government & Agency Security (Cost $39,196,903)	39,196,903

	Repurchase Agreements (a)(b) - 82.7%
332,118,565	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $332,122,489	332,118,565
	Total Repurchase Agreements (Cost $332,118,565)	332,118,565

	Total Investment Securities (Cost $371,315,468)† — 92.5%	371,315,468
	Other assets less liabilities — 7.5%	30,166,895
	Net Assets — 100.0%	$401,482,363

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $69,969,504.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	1,160	03/18/11	$95,398,400	$(2,085,889)

Cash collateral in the amount of $3,767,504 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(98,369,659)	$(3,468,574)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(68,946,414)	(9,809,655)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(1,706,023)	(32,982)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(88,215,787)	(2,342,138)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(238,916,494)	(12,905,195)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(211,425,994)	(24,397,506)

		$(52,956,050)

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 20.9%
	Federal Home Loan Bank
$12,809,073	0.07%, due 03/01/11	$12,809,073
	Total U.S. Government & Agency Security (Cost $12,809,073)	12,809,073

	Repurchase Agreements (a)(b) - 129.3%
79,384,535	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $79,385,239	79,384,535
	Total Repurchase Agreements (Cost $79,384,535)	79,384,535

	Total Investment Securities (Cost $92,193,608)† — 150.2%	92,193,608
	Liabilities in excess of other assets — (50.2%)	(30,814,832)
	Net Assets — 100.0%	$61,378,776

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $50,284,261.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	341	03/18/11	$16,035,525	$(236,105)

Cash collateral in the amount of $1,211,827 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(23,071,570)	$(109,745)

Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(40,945,426)	(8,129,191)

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(5,229,999)	(185,804)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(55,703,624)	(10,969,232)

Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(43,151,253)	(8,589,662)

		$(27,983,634)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 16.2%
	Federal Home Loan Bank
$4,541,902	0.07%, due 03/01/11	$4,541,902
	Total U.S. Government & Agency Security (Cost $4,541,902)	4,541,902

	Repurchase Agreements (a)(b) - 101.1%
28,298,324	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $28,298,576	28,298,324
	Total Repurchase Agreements (Cost $28,298,324)	28,298,324

	Total Investment Securities (Cost $32,840,226)† — 117.3%	32,840,226
	Liabilities in excess of other assets — (17.3%)	(4,852,969)
	Net Assets — 100.0%	$27,987,257

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $17,689,141.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	105	03/18/11	$6,417,075	$(51,772)

Cash collateral in the amount of $644,175 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(31,030,366)	$(276,684)

Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(21,408,756)	(3,703,503)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(17,137,529)	(142,450)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(7,966,670)	(1,312,418)

		$(5,435,055)

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 16.7%
	Federal Home Loan Bank
$49,669,644	0.07%, due 03/01/11	$49,669,644
	Total U.S. Government & Agency Security (Cost $49,669,644)	49,669,644

	Repurchase Agreements (a)(b) - 109.9%
326,892,930	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $326,896,037	326,892,930
	Total Repurchase Agreements (Cost $326,892,930)	326,892,930

	Total Investment Securities (Cost $376,562,574)† — 126.6%	376,562,574
	Liabilities in excess of other assets — (26.6%)	(79,214,617)
	Net Assets — 100.0%	$297,347,957

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $177,053,412.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	264	03/18/11	$17,519,700	$(99,384)

Cash collateral in the amount of $2,057,057 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(356,008,664)	$(19,154,273)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(24,476,166)	(280,509)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(35,177,307)	(918,116)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(254,437,664)	(11,335,217)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(16,241,269)	(359,931)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(188,222,377)	(44,556,709)

		$(76,604,755)

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 15.7%
	Federal Home Loan Bank
$521,228	0.07%, due 03/01/11	$521,228
	Total U.S. Government & Agency Security (Cost $521,228)	521,228

	Repurchase Agreements (a)(b) - 101.3%
3,367,091	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $3,367,122	3,367,091
	Total Repurchase Agreements (Cost $3,367,091)	3,367,091

	Total Investment Securities (Cost $3,888,319)† — 117.0%	3,888,319
	Liabilities in excess of other assets — (17.0%)	(565,284)
	Net Assets — 100.0%	$3,323,035

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $1,917,519.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	6	03/18/11	$579,120	$(5,460)

Cash collateral in the amount of $49,154 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$(12,343)	$(183)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	(2,574,295)	(68,230)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	(1,891,205)	(423,071)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	(1,527,484)	(20,223)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	(3,380,352)	(79,212)

		$(590,919)

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 16.7%
	Federal Home Loan Bank
$5,890,220	0.07%, due 03/01/11	$5,890,220
	Total U.S. Government & Agency Security (Cost $5,890,220)	5,890,220

	Repurchase Agreements (a)(b) - 100.7%
35,538,133	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $35,538,438	35,538,133
	Total Repurchase Agreements (Cost $35,538,133)	35,538,133

	Total Investment Securities (Cost $41,428,353)† — 117.4%	41,428,353
	Liabilities in excess of other assets — (17.4%)	(6,141,113)
	Net Assets — 100.0%	$35,287,240

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $24,032,403.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	99	03/18/11	$8,141,760	$(170,214)

Cash collateral in the amount of $346,947 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(38,847,503)	$(784,306)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(24,265,762)	(4,864,613)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(18,768,546)	(766,692)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(15,843,174)	(3,239,642)

		$(9,655,253)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Value

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 9.4%
	Federal Home Loan Bank
$214,670	0.07%, due 03/01/11	$214,670
	Total U.S. Government & Agency Security (Cost $214,670)	214,670

	Repurchase Agreements (a)(b) - 69.8%
1,587,749	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $1,587,766	1,587,749
	Total Repurchase Agreements (Cost $1,587,749)	1,587,749

	Total Investment Securities (Cost $1,802,419)† — 79.2%	1,802,419
	Other assets less liabilities — 20.8%	474,171
	Net Assets — 100.0%	$2,276,590

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $600,664.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$(20,135)	$(236)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(922,561)	(12,880)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(1,053,629)	(123,280)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(2,560,270)	(18,882)

		$(155,278)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Growth

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 13.7%
	Federal Home Loan Bank
$634,022	0.07%, due 03/01/11	$634,022
	Total U.S. Government & Agency Security (Cost $634,022)	634,022

	Repurchase Agreements (a)(b) - 96.7%
4,473,274	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $4,473,319	4,473,274
	Total Repurchase Agreements (Cost $4,473,274)	4,473,274

	Total Investment Securities (Cost $5,107,296)† — 110.4%	5,107,296
	Liabilities in excess of other assets — (10.4%)	(481,735)
	Net Assets — 100.0%	$4,625,561

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $1,977,316.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$(8,490)	$(41)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(2,260,225)	(13,326)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	(3,709,141)	(733,431)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(1,891,635)	(138,135)

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(1,379,116)	(614)

		$(885,547)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Value

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 15.1%
	Federal Home Loan Bank
$292,955	0.07%, due 03/01/11	$292,955
	Total U.S. Government & Agency Security (Cost $292,955)	292,955

	Repurchase Agreements (a)(b) - 98.2%
1,899,825	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $1,899,844	1,899,825
	Total Repurchase Agreements (Cost $1,899,825)	1,899,825

	Total Investment Securities (Cost $2,192,780)† — 113.3%	2,192,780
	Liabilities in excess of other assets — (13.3%)	(257,475)
	Net Assets — 100.0%	$1,935,305

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $1,070,811.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$(19,322)	$(217)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(599,957)	(12,466)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Value Index	(1,424,307)	(238,704)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(1,309,771)	(212,907)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(522,698)	(3,910)

		$(468,204)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Growth

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 15.6%
	Federal Home Loan Bank
$436,570	0.07%, due 03/01/11	$436,570
	Total U.S. Government & Agency Security (Cost $436,570)	436,570

	Repurchase Agreements (a)(b) - 96.7%
2,718,775	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $2,718,799	2,718,775
	Total Repurchase Agreements (Cost $2,718,775)	2,718,775

	Total Investment Securities (Cost $3,155,345)† — 112.3%	3,155,345
	Liabilities in excess of other assets — (12.3%)	(344,704)
	Net Assets — 100.0%	$2,810,641

(a)               All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $1,701,486.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                       Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$(44,884)	$(300)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(792,440)	(20,545)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Growth Index	(2,797,656)	(368,457)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(1,024,838)	(191,150)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(957,223)	(44,366)

		$(624,818)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Value

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 12.1%
	Federal Home Loan Bank
$772,379	0.07%, due 03/01/11	$772,379
	Total U.S. Government & Agency Security (Cost $772,379)	772,379

	Repurchase Agreements (a)(b) - 89.1%
5,719,115	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $5,719,176	5,719,115
	Total Repurchase Agreements (Cost $5,719,115)	5,719,115

	Total Investment Securities (Cost $6,491,494)† — 101.2%	6,491,494
	Liabilities in excess of other assets — (1.2%)	(75,426)
	Net Assets — 100.0%	$6,416,068

(a)               All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $2,155,125.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                       Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$(225,269)	$(4,922)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(3,046,219)	(30,964)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	(5,073,722)	44,088

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(2,899,061)	(444,963)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(1,587,152)	(24,996)

		$(461,757)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Growth

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 15.2%
	Federal Home Loan Bank
$1,269,037	0.07%, due 03/01/11	$1,269,037
	Total U.S. Government & Agency Security (Cost $1,269,037)	1,269,037

	Repurchase Agreements (a)(b) - 103.5%
8,619,235	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $8,619,320	8,619,235
	Total Repurchase Agreements (Cost $8,619,235)	8,619,235

	Total Investment Securities (Cost $9,888,272)† — 118.7%	9,888,272
	Liabilities in excess of other assets — (18.7%)	(1,558,424)
	Net Assets — 100.0%	$8,329,848

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $4,272,223.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$(52,372)	$(881)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(2,670,396)	(110,408)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Growth Index	(8,468,300)	(544,797)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(3,196,182)	(1,265,640)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(2,270,329)	(388,903)

		$(2,310,629)

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 11.7%
	Federal Home Loan Bank
$428,967	0.07%, due 03/01/11	$428,967
	Total U.S. Government & Agency Security (Cost $428,967)	428,967

	Repurchase Agreements (a)(b) - 97.7%
3,575,369	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $3,575,410	3,575,369
	Total Repurchase Agreements (Cost $3,575,369)	3,575,369

	Total Investment Securities (Cost $4,004,336)† — 109.4%	4,004,336
	Liabilities in excess of other assets — (9.4%)	(343,519)
	Net Assets — 100.0%	$3,660,817

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $821,520.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(1,670,859)	$(299,233)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(645,232)	(9,545)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,341,068)	(20,425)

		$(329,203)

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 10.0%
	Federal Home Loan Bank
$8,865,061	0.07%, due 03/01/11	$8,865,061
	Total U.S. Government & Agency Security (Cost $8,865,061)	8,865,061

	Repurchase Agreements (a)(b) - 84.9%
74,841,953	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $74,842,835	74,841,953
	Total Repurchase Agreements (Cost $74,841,953)	74,841,953

	Total Investment Securities (Cost $83,707,014)† — 94.9%	83,707,014
	Other assets less liabilities — 5.1%	4,493,036
	Net Assets — 100.0%	$88,200,050

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $16,081,099.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(358,252)	$(649)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(4,560,221)	(92,457)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(7,181,637)	(75,182)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(8,460,559)	(1,058,284)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(23,059,809)	(2,977,437)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(9,679,953)	(1,223,671)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(34,868,263)	(71,340)

		$(5,499,020)

See accompanying notes to schedules of portfolio investments.

Short KBW Regional Banking

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 8.4%
	Federal Home Loan Bank
$1,915,730	0.07%, due 03/01/11	$1,915,730
	Total U.S. Government & Agency Security (Cost $1,915,730)	1,915,730

	Repurchase Agreements (a)(b) - 78.8%
17,976,395	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $17,976,620	17,976,395
	Total Repurchase Agreements (Cost $17,976,395)	17,976,395

	Total Investment Securities (Cost $19,892,125)† — 87.2%	19,892,125
	Other assets less liabilities — 12.8%	2,918,181
	Net Assets — 100.0%	$22,810,306

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $1,778,922.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional BankingSM Index	$(1,797,425)	$(46,087)

Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional BankingSM Index	(6,178,675)	(183,031)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional BankingSM Index	(338,301)	1,553

Equity Index Swap Agreement with UBS AG, based on the KBW Regional BankingSM Index	(14,535,614)	(1,701,210)

		$(1,928,775)

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 10.2%
	Federal Home Loan Bank
$798,952	0.07%, due 03/01/11	$798,952
	Total U.S. Government & Agency Security (Cost $798,952)	798,952

	Repurchase Agreements (a)(b) - 87.2%
6,825,503	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $6,825,585	6,825,503
	Total Repurchase Agreements (Cost $6,825,503)	6,825,503

	Total Investment Securities (Cost $7,624,455)† — 97.4%	7,624,455
	Other assets less liabilities — 2.6%	207,430
	Net Assets — 100.0%	$7,831,885

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $1,373,594.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(77,160)	$(3,636)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,161,967)	(86,536)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(795,043)	(41,340)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(4,454,791)	(232,357)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(1,068,718)	(54,337)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(124,326)	(5,852)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(134,013)	(6,326)

		$(430,384)

See accompanying notes to schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 10.6%
	Federal Home Loan Bank
$1,554,517	0.07%, due 03/01/11	$1,554,517
	Total U.S. Government & Agency Security (Cost $1,554,517)	1,554,517

	Repurchase Agreements (a)(b) - 90.6%
13,285,572	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $13,285,729	13,285,572
	Total Repurchase Agreements (Cost $13,285,572)	13,285,572

	Total Investment Securities (Cost $14,840,089)† — 101.2%	14,840,089
	Liabilities in excess of other assets — (1.2%)	(174,030)
	Net Assets — 100.0%	$14,666,059

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $2,667,676.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(9,683,491)	$(298,043)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(832,199)	(66,151)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(1,401,006)	(240,776)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(2,750,764)	(92,509)

		$(697,479)

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 20.2%
	Federal Home Loan Bank
$14,221,290	0.07%, due 03/01/11	$14,221,290
	Total U.S. Government & Agency Security (Cost $14,221,290)	14,221,290

	Repurchase Agreements (a)(b) - 130.2%
91,341,441	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $91,342,287	91,341,441
	Total Repurchase Agreements (Cost $91,341,441)	91,341,441

	Total Investment Securities (Cost $105,562,731)† — 150.4%	105,562,731
	Liabilities in excess of other assets — (50.4%)	(35,393,664)
	Net Assets — 100.0%	$70,169,067

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $52,813,571.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(86,510,452)	$(29,432,165)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(6,214,543)	(213,163)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(3,988,810)	(1,211)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(41,079,928)	(1,373,347)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(770,509)	(106,391)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(2,203,625)	(201,368)

		$(31,327,645)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 12.3%
	Federal Home Loan Bank
$978,633	0.07%, due 03/01/11	$978,633
	Total U.S. Government & Agency Security (Cost $978,633)	978,633

	Repurchase Agreements (a)(b) - 94.9%
7,533,547	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $7,533,630	7,533,547
	Total Repurchase Agreements (Cost $7,533,547)	7,533,547

	Total Investment Securities (Cost $8,512,180)† — 107.2%	8,512,180
	Liabilities in excess of other assets — (7.2%)	(575,210)
	Net Assets — 100.0%	$7,936,970

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $2,460,443.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$(10,815,405)	$(425,482)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(1,095,266)	(28,800)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	(2,361,558)	(346,587)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(549,492)	(6,761)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(1,056,334)	(11,801)

		$(819,431)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 18.1%
	Federal Home Loan Bank
$3,731,009	0.07%, due 03/01/11	$3,731,009
	Total U.S. Government & Agency Security (Cost $3,731,009)	3,731,009

	Repurchase Agreements (a)(b) - 122.2%
25,251,910	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $25,252,158	25,251,910
	Total Repurchase Agreements (Cost $25,251,910)	25,251,910

	Total Investment Securities (Cost $28,982,919)† — 140.3%	28,982,919
	Liabilities in excess of other assets — (40.3%)	(8,319,819)
	Net Assets — 100.0%	$20,663,100

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $12,644,094.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$(3,666,143)	$(1,316,000)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(1,741,776)	(99,194)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	(10,648,655)	(1,754,809)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(23,796,698)	(5,513,822)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(1,526,119)	(58,099)

		$(8,741,924)

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 6.1%
	Federal Home Loan Bank
$19,407,929	0.07%, due 03/01/11	$19,407,929
	Total U.S. Government & Agency Security (Cost $19,407,929)	19,407,929

	Repurchase Agreements (a)(b) - 55.6%
175,779,846	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $175,782,014	175,779,846
	Total Repurchase Agreements (Cost $175,779,846)	175,779,846

	Total Investment Securities (Cost $195,187,775)† — 61.7%	195,187,775
	Other assets less liabilities — 38.3%	121,139,731
	Net Assets — 100.0%	$316,327,506

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $23,982,036.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(18,363,353)	$(33,291)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(19,070,379)	(1,042,207)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(49,770,104)	(632,124)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(24,099,152)	(5,424,116)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(20,409,206)	(39,973)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(2,764,400)	(4,850)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(498,089,954)	(1,019,084)

		$(8,195,645)

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 11.7%
	Federal Home Loan Bank
$472,271	0.07%, due 03/01/11	$472,271
	Total U.S. Government & Agency Security (Cost $472,271)	472,271

	Repurchase Agreements (a)(b) - 90.2%
3,655,241	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $3,655,281	3,655,241
	Total Repurchase Agreements (Cost $3,655,241)	3,655,241

	Total Investment Securities (Cost $4,127,512)† — 101.9%	4,127,512
	Liabilities in excess of other assets — (1.9%)	(76,775)
	Net Assets — 100.0%	$4,050,737

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $1,168,845.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$(6,474,025)	$(322,111)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(214,753)	(11,452)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(1,032,014)	(52,905)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(373,329)	(6,245)

		$(392,713)

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 14.1%
	Federal Home Loan Bank
$1,078,740	0.07%, due 03/01/11	$1,078,740
	Total U.S. Government & Agency Security (Cost $1,078,740)	1,078,740

	Repurchase Agreements (a)(b) - 96.7%
7,377,070	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $7,377,143	7,377,070
	Total Repurchase Agreements (Cost $7,377,070)	7,377,070

	Total Investment Securities (Cost $8,455,810)† — 110.8%	8,455,810
	Liabilities in excess of other assets — (10.8%)	(825,876)
	Net Assets — 100.0%	$7,629,934

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $3,584,243.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$(145,852)	$136

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(2,658,322)	(33,336)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	(9,456,296)	7,165

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	(2,865,422)	(919,699)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(50,986)	29

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(74,627)	61

		$(945,644)

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 14.4%
	Federal Home Loan Bank
$354,312	0.07%, due 03/01/11	$354,312
	Total U.S. Government & Agency Security (Cost $354,312)	354,312

	Repurchase Agreements (a)(b) - 92.1%
2,260,025	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $2,260,046	2,260,025
	Total Repurchase Agreements (Cost $2,260,025)	2,260,025

	Total Investment Securities (Cost $2,614,337)† — 106.5%	2,614,337
	Liabilities in excess of other assets — (6.5%)	(159,876)
	Net Assets — 100.0%	$2,454,461

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $1,330,549.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$(1,357,946)	$18,207

Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	(1,013,134)	(13,846)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	(2,551,941)	(143,823)

		$(139,462)

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 13.0%
	Federal Home Loan Bank
$9,327,048	0.07%, due 03/01/11	$9,327,048
	Total U.S. Government & Agency Security (Cost $9,327,048)	9,327,048

	Repurchase Agreements (a)(b) - 95.5%
68,677,775	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $68,678,503	68,677,775
	Total Repurchase Agreements (Cost $68,677,775)	68,677,775

	Total Investment Securities (Cost $78,004,823)† — 108.5%	78,004,823
	Liabilities in excess of other assets — (8.5%)	(6,078,659)
	Net Assets — 100.0%	$71,926,164

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $26,386,654.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(1,040,290)	$(49,021)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,742,837)	(844,910)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(7,467,517)	(463,054)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(128,975,803)	(6,727,249)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(3,680,376)	(173,224)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(587,371)	(27,728)

		$(8,285,186)

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 10.8%
	Federal Home Loan Bank
$23,048,158	0.07%, due 03/01/11	$23,048,158
	Total U.S. Government & Agency Security (Cost $23,048,158)	23,048,158

	Repurchase Agreements (a)(b) - 92.8%
196,808,849	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $196,811,188	196,808,849
	Total Repurchase Agreements (Cost $196,808,849)	196,808,849

	Total Investment Securities (Cost $219,857,007)† — 103.6%	219,857,007
	Liabilities in excess of other assets — (3.6%)	(7,740,495)
	Net Assets — 100.0%	$212,116,512

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $39,712,966.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(1,873,218)	$(64,197)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(33,399,720)	(1,355,150)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(19,841,392)	(684,039)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(2,188,824)	(75,507)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(12,649,615)	(4,480,146)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(325,479,170)	(12,900,939)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(28,912,985)	(898,200)

		$(20,458,178)

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 13.0%
	Federal Home Loan Bank
$2,445,064	0.07%, due 03/01/11	$2,445,064
	Total U.S. Government & Agency Security (Cost $2,445,064)	2,445,064

	Repurchase Agreements (a)(b) - 99.4%
18,708,521	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $18,708,726	18,708,521
	Total Repurchase Agreements (Cost $18,708,521)	18,708,521

	Total Investment Securities (Cost $21,153,585)† — 112.4%	21,153,585
	Liabilities in excess of other assets — (12.4%)	(2,328,386)
	Net Assets — 100.0%	$18,825,199

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $6,254,200.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$(9,543,552)	$(1,901,209)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(4,826,377)	(22,272)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	(4,476,494)	(920,279)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(13,767,580)	(427,560)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(5,029,244)	(82,031)

		$(3,353,351)

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 13.0%
	Federal Home Loan Bank
$1,863,649	0.07%, due 03/01/11	$1,863,649
	Total U.S. Government & Agency Security (Cost $1,863,649)	1,863,649

	Repurchase Agreements (a)(b) - 98.7%
14,127,724	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $14,127,879	14,127,724
	Total Repurchase Agreements (Cost $14,127,724)	14,127,724

	Total Investment Securities (Cost $15,991,373)† — 111.7%	15,991,373
	Liabilities in excess of other assets — (11.7%)	(1,679,791)
	Net Assets — 100.0%	$14,311,582

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $4,891,245.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$(14,053,062)	$(269,290)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(3,682,907)	14,471

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	(3,994,234)	(704,936)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(5,194,443)	(1,391,275)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(1,671,137)	1,452

		$(2,349,578)

See accompanying notes to schedules of portfolio investments.

UltraShort Telecommunications

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 12.9%
	Federal Home Loan Bank
$338,910	0.07%, due 03/01/11	$338,910
	Total U.S. Government & Agency Security (Cost $338,910)	338,910

	Repurchase Agreements (a)(b) - 98.6%
2,587,373	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $2,587,400	2,587,373
	Total Repurchase Agreements (Cost $2,587,373)	2,587,373

	Total Investment Securities (Cost $2,926,283)† — 111.5%	2,926,283
	Liabilities in excess of other assets — (11.5%)	(302,555)
	Net Assets — 100.0%	$2,623,728

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $872,365.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(558,683)	$(26,123)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(1,448,818)	8,630

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(1,736,948)	(483,498)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(1,508,971)	(2,028)

		$(503,019)

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 10.3%
	Federal Home Loan Bank
$471,834	0.07%, due 03/01/11	$471,834
	Total U.S. Government & Agency Security (Cost $471,834)	471,834

	Repurchase Agreements (a)(b) - 91.5%
4,213,147	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $4,213,198	4,213,147
	Total Repurchase Agreements (Cost $4,213,147)	4,213,147

	Total Investment Securities (Cost $4,684,981)† — 101.8%	4,684,981
	Liabilities in excess of other assets — (1.8%)	(81,273)
	Net Assets — 100.0%	$4,603,708

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $639,772.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$(1,006,316)	$(129,643)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(1,319,423)	(10,784)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(6,066,453)	(31,837)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(810,591)	(5,531)

		$(177,795)

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 11.4%
	Federal Home Loan Bank
$8,845,303	0.07%, due 03/01/11	$8,845,303
	Total U.S. Government & Agency Security (Cost $8,845,303)	8,845,303

	Repurchase Agreements (a)(b) - 98.6%
76,680,802	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $76,681,722	76,680,802
	Total Repurchase Agreements (Cost $76,680,802)	76,680,802

	Total Investment Securities (Cost $85,526,105)† — 110.0%	85,526,105
	Liabilities in excess of other assets — (10.0%)	(7,778,320)
	Net Assets — 100.0%	$77,747,785

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $14,158,558.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Short MSCI EAFE had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(12,387,832)	$(2,095,583)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(6,427,659)	(192,877)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index®	(2,015,078)	(39,019)

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(41,689,924)	(8,378,895)

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(15,352,379)	(8,727,584)

		$(19,433,958)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 9.4%
	Federal Home Loan Bank
$23,915,350	0.07%, due 03/01/11	$23,915,350
	Total U.S. Government & Agency Security (Cost $23,915,350)	23,915,350

	Repurchase Agreements (a)(b) - 84.3%
214,019,699	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $214,022,318	214,019,699
	Total Repurchase Agreements (Cost $214,019,699)	214,019,699

	Total Investment Securities (Cost $237,935,049)† — 93.7%	237,935,049
	Other assets less liabilities — 6.3%	16,117,019
	Net Assets — 100.0%	$254,052,068

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $31,982,877.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Short MSCI Emerging Markets had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(80,655,915)	$(10,836,897)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(59,444,159)	(295,553)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(55,113,222)	(255,434)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(6,590,919)	994,332

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(52,486,817)	2,359,737

		$(8,033,815)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short FTSE China 25

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 9.3%
	Federal Home Loan Bank
$1,000,139	0.07%, due 03/01/11	$1,000,139
	Total U.S. Government & Agency Security (Cost $1,000,139)	1,000,139

	Repurchase Agreements (a)(b) - 85.6%
9,260,668	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $9,260,784	9,260,668
	Total Repurchase Agreements (Cost $9,260,668)	9,260,668

	Total Investment Securities (Cost $10,260,807)† — 94.9%	10,260,807
	Other assets less liabilities — 5.1%	555,835
	Net Assets — 100.0%	$10,816,642

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $1,045,556.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

Short FTSE China 25 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	$(7,448,391)	$(48,023)

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	(739,980)	(971)

Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	(1,592,302)	(3,006)

Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	(1,094,122)	(1,906)

		$(53,906)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 9.7%
	Federal Home Loan Bank
$1,376,153	0.07%, due 03/01/11	$1,376,153
	Total U.S. Government & Agency Security (Cost $1,376,153)	1,376,153

	Repurchase Agreements (a)(b) - 86.7%
12,259,598	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $12,259,747	12,259,598
	Total Repurchase Agreements (Cost $12,259,598)	12,259,598

	Total Investment Securities (Cost $13,635,751)† — 96.4%	13,635,751
	Other assets less liabilities — 3.6%	510,419
	Net Assets — 100.0%	$14,146,170

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $1,892,743.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI EAFE had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(1,227,130)	$(11,596)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(2,478,412)	(82,575)

Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(20,643,294)	(200,448)

Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(4,041,486)	(37,725)

		$(332,344)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 10.9%
	Federal Home Loan Bank
$19,109,296	0.07%, due 03/01/11	$19,109,296
	Total U.S. Government & Agency Security (Cost $19,109,296)	19,109,296

	Repurchase Agreements (a)(b) - 80.8%
142,012,589	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $142,014,108	142,012,589
	Total Repurchase Agreements (Cost $142,012,589)	142,012,589

	Total Investment Securities (Cost $161,121,885)† — 91.7%	161,121,885
	Other assets less liabilities — 8.3%	14,620,682
	Net Assets — 100.0%	$175,742,567

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $52,833,249.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Emerging Markets had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(105,053,271)	$(28,377,369)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(57,190,653)	768,001

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(89,518,726)	(146,274)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(10,763,830)	(643,086)

Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(89,423,811)	(116,121)

		$(28,514,849)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Europe

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 20.7%
	Federal Home Loan Bank
$8,593,527	0.07%, due 03/01/11	$8,593,527
	Total U.S. Government & Agency Security (Cost $8,593,527)	8,593,527

	Repurchase Agreements (a)(b) - 139.8%
57,855,829	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $57,856,391	57,855,829
	Total Repurchase Agreements (Cost $57,855,829)	57,855,829

	Total Investment Securities (Cost $66,449,356)† — 160.5%	66,449,356
	Liabilities in excess of other assets — (60.5%)	(25,059,182)
	Net Assets — 100.0%	$41,390,174

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $29,410,805.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Europe had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$(4,076,685)	$(5,861,313)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	(5,099,199)	(319,373)

Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Europe Index®	(2,062,687)	(33,730)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	(69,287,619)	(20,059,056)

Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	(2,695,186)	(43,279)

		$(26,316,751)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Pacific ex-Japan

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 11.7%
	Federal Home Loan Bank
$310,493	0.07%, due 03/01/11	$310,493
	Total U.S. Government & Agency Security (Cost $310,493)	310,493

	Repurchase Agreements (a)(b) - 84.0%
2,218,690	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $2,218,712	2,218,690
	Total Repurchase Agreements (Cost $2,218,690)	2,218,690

	Total Investment Securities (Cost $2,529,183)† — 95.7%	2,529,183
	Other assets less liabilities — 4.3%	112,269
	Net Assets — 100.0%	$2,641,452

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $941,949.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index®	$(2,297,004)	$27,545

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	(2,583,391)	12,480

Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	(402,444)	4,826

		$44,851

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 8.5%
	Federal Home Loan Bank
$1,897,065	0.07%, due 03/01/11	$1,897,065
	Total U.S. Government & Agency Security (Cost $1,897,065)	1,897,065

	Repurchase Agreements (a)(b) - 68.0%
15,195,641	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $15,195,813	15,195,641
	Total Repurchase Agreements (Cost $15,195,641)	15,195,641

	Total Investment Securities (Cost $17,092,706)† — 76.5%	17,092,706
	Other assets less liabilities — 23.5%	5,246,147
	Net Assets — 100.0%	$22,338,853

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $4,212,663.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Brazil had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$(1,437,182)	$(57,000)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	(23,714,038)	(915,664)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	(4,370,447)	(176,028)

Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	(15,328,455)	(460,322)

		$(1,609,014)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 25

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 13.3%
	Federal Home Loan Bank
$29,420,460	0.07%, due 03/01/11	$29,420,460
	Total U.S. Government & Agency Security (Cost $29,420,460)	29,420,460

	Repurchase Agreements (a)(b) - 98.3%
216,979,675	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $216,981,980	216,979,675
	Total Repurchase Agreements (Cost $216,979,675)	216,979,675

	Total Investment Securities (Cost $246,400,135)† — 111.6%	246,400,135
	Liabilities in excess of other assets — (11.6%)	(25,693,998)
	Net Assets — 100.0%	$220,706,137

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $82,904,280.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort FTSE China 25 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE China 25 Index®	$(149,300,915)	$(31,908,583)

Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	(35,927,282)	(918,136)

Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	(46,233,365)	(938,261)

Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	(170,392,427)	(16,734,310)

Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	(40,966,972)	(976,729)

		$(51,476,019)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 10.7%
	Federal Home Loan Bank
$1,210,505	0.07%, due 03/01/11	$1,210,505
	Total U.S. Government & Agency Security (Cost $1,210,505)	1,210,505

	Repurchase Agreements (a)(b) - 89.5%
10,134,340	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $10,134,459	10,134,340
	Total Repurchase Agreements (Cost $10,134,340)	10,134,340

	Total Investment Securities (Cost $11,344,845)† — 100.2%	11,344,845
	Liabilities in excess of other assets — (0.2%)	(26,306)
	Net Assets — 100.0%	$11,318,539

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $2,275,952.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Japan had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$(5,120,995)	$(744,843)

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	(4,355,516)	(136,638)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	(8,381,308)	(144,039)

Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	(4,781,833)	(521,704)

		$(1,547,224)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Mexico Investable Market

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 17.2%
	Federal Home Loan Bank
$456,888	0.07%, due 03/01/11	$456,888
	Total U.S. Government & Agency Security (Cost $456,888)	456,888

	Repurchase Agreements (a)(b) - 116.3%
3,091,891	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $3,091,921	3,091,891
	Total Repurchase Agreements (Cost $3,091,891)	3,091,891

	Total Investment Securities (Cost $3,548,779)† — 133.5%	3,548,779
	Liabilities in excess of other assets — (33.5%)	(889,809)
	Net Assets — 100.0%	$2,658,970

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $1,548,717.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements††

UltraShort MSCI Mexico Investable Market had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$(636,476)	$11,925

Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	(887,974)	(3,551)

Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	(3,818,203)	(881,365)

		$(872,991)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 8.9%
	Federal Home Loan Bank
$79,911,198	0.07%, due 03/01/11	$79,911,198
	Total U.S. Government & Agency Security (Cost $79,911,198)	79,911,198

	Repurchase Agreements (a)(b) - 88.2%
794,856,496	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $794,866,838	794,856,496
	Total Repurchase Agreements (Cost $794,856,496)	794,856,496

	Total Investment Securities (Cost $874,767,694)† — 97.1%	874,767,694
	Other assets less liabilities — 2.9%	26,202,376
	Net Assets — 100.0%	$900,970,070

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $31,869,608.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	128	06/21/11	$15,404,000	$(83,009)

Cash collateral in the amount of $560,476 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(254,163,506)	$2,523,679

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(159,737,472)	6,174,941

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(190,883,390)	3,518,999

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(285,502,165)	9,820,184

		$22,037,803

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 8.6%
	Federal Home Loan Bank
$39,959,509	0.07%, due 03/01/11	$39,959,509
	Total U.S. Government & Agency Security (Cost $39,959,509)	39,959,509

	Repurchase Agreements (a)(b) - 84.4%
390,826,921	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $390,831,960	390,826,921
	Total Repurchase Agreements (Cost $390,826,921)	390,826,921

	Total Investment Securities (Cost $430,786,430)† — 93.0%	430,786,430
	Other assets less liabilities — 7.0%	32,354,137
	Net Assets — 100.0%	$463,140,567

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $22,180,001.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Note Futures Contracts	130	06/21/11	$15,476,094	$(37,016)

Cash collateral in the amount of $300,563 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(102,741,004)	$4,597,394

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(183,562,747)	9,350,442

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(197,292,834)	7,717,965

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(41,472,936)	631,029

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(388,734,005)	16,252,074

		$38,548,904

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 8.8%
	Federal Home Loan Bank
$501,949,672	0.07%, due 03/01/11	$501,949,672
	Total U.S. Government & Agency Security (Cost $501,949,672)	501,949,672

	Repurchase Agreements (a)(b) - 83.0%
4,735,141,501	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $4,735,201,333	4,735,141,501
	Total Repurchase Agreements (Cost $4,735,141,501)	4,735,141,501

	Total Investment Securities (Cost $5,237,091,173)† — 91.8%	5,237,091,173
	Other assets less liabilities — 8.2%	465,670,094
	Net Assets — 100.0%	$5,702,761,267

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $442,524,097.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of February 28, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	1,205	06/21/11	$145,014,219	$(781,449)

Cash collateral in the amount of $5,900,850 was pledged to cover margin requirements for open futures contracts as of February 28, 2011.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(1,508,291,843)	$35,778,309

Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(2,229,446,322)	(6,639,931)

Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,482,489,169)	(9,528,115)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(715,728,932)	17,370,689

Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(2,079,629,121)	4,630,676

Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,791,082,054)	30,682,244

Bond Index Swap Agreement with UBS AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,514,568,279)	60,972,538

		$133,266,410

See accompanying notes to schedules of portfolio investments.

Credit Suisse 130/30

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 98.0%
	Consumer Discretionary - 10.8%

879	Amazon.com, Inc.*	$152,322
1,212	AutoZone, Inc.*	312,635
1,665	CarMax, Inc.*	58,891
8,227	Carnival Corp.	351,046
14,407	CBS Corp., Class B	343,751
22,224	Comcast Corp., Class A	572,490
4,045	D.R. Horton, Inc.	47,893
6,118	Darden Restaurants, Inc.	288,341
7,912	Discovery Communications, Inc., Class A*	341,086
5,069	Expedia, Inc.	100,670
4,680	Family Dollar Stores, Inc.	234,374
33,864	Ford Motor Co.*	509,653
14,311	GameStop Corp., Class A*	285,505
3,323	Gap, Inc. (The)	74,867
5,930	Genuine Parts Co.	312,452
20,412	Goodyear Tire & Rubber Co. (The)*	289,442
17,287	H&R Block, Inc.	262,590
5,545	Harley-Davidson, Inc.	226,347
5,750	Harman International Industries, Inc.	279,680
1,945	Home Depot, Inc.	72,879
4,662	Interpublic Group of Cos., Inc. (The)*	61,538
9,946	Johnson Controls, Inc.	405,797
13,322	Macy’s, Inc.	318,396
3,232	McDonald’s Corp.	244,598
1,474	NetFlix, Inc.*	304,632
29,574	News Corp., Class A	513,700
5,547	O’Reilly Automotive, Inc.*	308,302
37,733	PulteGroup, Inc.*	260,358
3,387	Stanley Black & Decker, Inc.	256,836
2,258	Starbucks Corp.	74,469
8,459	Target Corp.	444,521
7,746	TJX Cos., Inc.	386,293
4,705	Walt Disney Co. (The)	205,797
666	Washington Post Co. (The), Class B	288,438
3,578	Whirlpool Corp.	295,185
2,693	Wynn Resorts Ltd.	331,051
		9,816,825
	Consumer Staples - 9.7%

2,239	Altria Group, Inc.	56,803
6,686	Archer-Daniels-Midland Co.	248,585
3,573	Avon Products, Inc.	99,365
3,251	Campbell Soup Co.	109,429
4,768	Clorox Co.	323,080
16,565	Coca-Cola Co. (The)	1,058,835
12,335	Coca-Cola Enterprises, Inc.	324,410
11,650	Constellation Brands, Inc., Class A*	236,728
16,057	CVS Caremark Corp.	530,844
8,630	Dr. Pepper Snapple Group, Inc.	311,198
569	Hormel Foods Corp.	15,591
6,088	Kimberly-Clark Corp.	401,199
1,257	Kraft Foods, Inc., Class A	40,023
15,805	Kroger Co. (The)	361,934
4,376	Lorillard, Inc.	335,946
1,062	McCormick & Co., Inc. (Non-Voting)	50,604
6,781	Molson Coors Brewing Co., Class B	310,095
13,504	PepsiCo, Inc.	856,424
14,973	Philip Morris International, Inc.	940,005
11,711	Procter & Gamble Co. (The)	738,379
7,783	Reynolds American, Inc.	267,113
13,483	SUPERVALU, Inc.	116,358
16,587	Tyson Foods, Inc., Class A	309,016
10,830	Wal-Mart Stores, Inc.	562,943
5,067	Whole Foods Market, Inc.	296,724
		8,901,631
	Energy - 12.7%

4,507	Apache Corp.	561,662
2,788	Baker Hughes, Inc.	198,087
12,559	Chesapeake Energy Corp.	447,226
14,451	Chevron Corp.	1,499,291
12,548	ConocoPhillips	977,113
15,106	Denbury Resources, Inc.*	366,018
5,689	Devon Energy Corp.	520,202
25,719	Exxon Mobil Corp.	2,199,746
5,118	Hess Corp.	445,420
9,808	Marathon Oil Corp.	486,477
4,999	Murphy Oil Corp.	367,576
3,806	Newfield Exploration Co.*	277,039
3,287	Noble Energy, Inc.	304,573
1,893	Occidental Petroleum Corp.	193,029
3,967	Peabody Energy Corp.	259,799
3,508	Pioneer Natural Resources Co.	359,009
4,706	Schlumberger Ltd.	439,635
9,514	Southwestern Energy Co.*	375,613
7,135	Sunoco, Inc.	298,671
13,537	Tesoro Corp.*	321,910
12,836	Valero Energy Corp.	361,719
10,136	Williams Cos., Inc. (The)	307,729
		11,567,544
	Financials - 15.6%

6,229	ACE Ltd.	393,984
2,931	Aflac, Inc.	172,519
10,914	Allstate Corp. (The)	346,847
295	American Express Co.	12,853
5,766	Ameriprise Financial, Inc.	365,103
9,206	Apartment Investment & Management Co., Class A (REIT)	236,134
2,375	Assurant, Inc.	96,496
38,255	Bank of America Corp.	546,664
15,614	Bank of New York Mellon Corp. (The)	474,510
7,778	Capital One Financial Corp.	387,111
13,076	CB Richard Ellis Group, Inc., Class A*	327,423
6,369	Chubb Corp.	386,471
8,983	Cincinnati Financial Corp.	305,871
112,809	Citigroup, Inc.*	527,946
666	CME Group, Inc.	207,313
15,045	Discover Financial Services	327,229
16,611	E*Trade Financial Corp.*	265,444
3,556	Federated Investors, Inc., Class B	98,003
7,012	Fifth Third Bancorp	102,375
2,929	Franklin Resources, Inc.	367,941
1,272	Goldman Sachs Group, Inc. (The)	208,328
5,865	Health Care REIT, Inc. (REIT)	306,270
22,841	Hudson City Bancorp, Inc.	262,672
257	IntercontinentalExchange, Inc.*	32,947
21,520	Janus Capital Group, Inc.	289,014
15,997	JPMorgan Chase & Co.	746,900
34,613	KeyCorp	316,363
9,231	Leucadia National Corp.	305,823
556	Loews Corp.	24,047
2,145	M&T Bank Corp.	188,867
10,826	MetLife, Inc.	512,719
10,196	Moody’s Corp.	325,252
17,950	Morgan Stanley	532,756
10,668	NASDAQ OMX Group, Inc. (The)*	305,212

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
8,347	NYSE Euronext	$308,839
16,059	Progressive Corp. (The)	334,509
6,917	Prudential Financial, Inc.	455,346
3,257	Public Storage (REIT)	365,598
3,124	State Street Corp.	139,705
1,832	Torchmark Corp.	119,538
7,141	Travelers Cos., Inc. (The)	427,960
1,015	U.S. Bancorp	28,146
7,675	Unum Group	203,618
5,844	Ventas, Inc. (REIT)	323,875
21,655	Wells Fargo & Co.	698,590
14,110	Weyerhaeuser Co. (REIT)	344,425
9,668	Zions Bancorp.	225,845
		14,281,401
	Health Care - 8.7%

5,618	Abbott Laboratories	270,226
7,990	Agilent Technologies, Inc.*	336,219
9,048	AmerisourceBergen Corp.	343,010
795	Amgen, Inc.*	40,807
4,360	Bristol-Myers Squibb Co.	112,532
3,268	C.R. Bard, Inc.	319,480
8,656	Cardinal Health, Inc.	360,436
7,984	Celgene Corp.*	423,950
4,991	Cephalon, Inc.*	281,043
13,513	Eli Lilly & Co.	467,009
7,778	Express Scripts, Inc.*	437,279
11,519	Gilead Sciences, Inc.*	449,011
5,679	Humana, Inc.*	369,192
42	Intuitive Surgical, Inc.*	13,774
14,293	Johnson & Johnson	878,162
6,914	Medco Health Solutions, Inc.*	426,179
7,538	Medtronic, Inc.	300,917
16,177	Merck & Co., Inc.	526,885
32,293	Pfizer, Inc.	621,317
393	Stryker Corp.	24,861
6,775	Thermo Fisher Scientific, Inc.*	378,180
5,221	UnitedHealth Group, Inc.	222,310
4,635	Varian Medical Systems, Inc.*	321,113
		7,923,892
	Industrials - 8.7%

991	3M Co.	91,400
7,499	Avery Dennison Corp.	299,360
370	Boeing Co. (The)	26,644
4,621	C.H. Robinson Worldwide, Inc.	334,514
887	Caterpillar, Inc.	91,299
5,807	CSX Corp.	433,551
2,928	Cummins, Inc.	296,079
5,169	Dover Corp.	332,108
6,381	Expeditors International of Washington, Inc.	305,012
4,366	FedEx Corp.	393,027
1,458	General Dynamics Corp.	110,983
46,314	General Electric Co.	968,889
4,063	L-3 Communications Holdings, Inc.	322,155
5,020	Lockheed Martin Corp.	397,383
6,371	Norfolk Southern Corp.	417,810
5,492	Northrop Grumman Corp.	366,207
7,386	PACCAR, Inc.	370,260
12,861	R.R. Donnelley & Sons Co.	239,472
7,389	Raytheon Co.	378,391
5,803	Ryder System, Inc.	277,557
23,667	Southwest Airlines Co.	279,981
2,313	Textron, Inc.	62,659
173	Tyco International Ltd.	7,844
150	Union Pacific Corp.	14,312
9,174	United Parcel Service, Inc., Class B	677,041
1,934	United Technologies Corp.	161,566
2,230	W.W. Grainger, Inc.	297,058
		7,952,562
	Information Technology - 20.9%

3,866	Akamai Technologies, Inc.*	145,091
8,482	Altera Corp.	355,057
8,571	Analog Devices, Inc.	341,812
5,926	Apple, Inc.*	2,093,122
24,858	Applied Materials, Inc.	408,417
6,384	BMC Software, Inc.*	316,008
8,473	Broadcom Corp., Class A	349,257
12,627	CA, Inc.	312,897
44,037	Cisco Systems, Inc.*	817,327
1,742	Citrix Systems, Inc.*	122,219
5,366	Cognizant Technology Solutions Corp., Class A*	412,484
6,727	Computer Sciences Corp.	323,771
21,842	Corning, Inc.	503,677
28,636	Dell, Inc.*	453,308
1,110	EMC Corp.*	30,203
2,611	F5 Networks, Inc.*	308,124
1,984	First Solar, Inc.*	292,422
1,866	Google, Inc., Class A*	1,144,604
6,261	Harris Corp.	292,138
7,091	Hewlett-Packard Co.	309,380
43,710	Intel Corp.	938,454
5,467	International Business Machines Corp.	884,998
6,769	Intuit, Inc.*	355,914
13,944	Jabil Circuit, Inc.	298,820
6,885	KLA-Tencor Corp.	336,126
9,056	Linear Technology Corp.	312,975
9,937	MEMC Electronic Materials, Inc.*	134,845
8,355	Microchip Technology, Inc.	308,383
53,668	Microsoft Corp.	1,426,495
17,101	Monster Worldwide, Inc.*	293,282
6,542	Motorola Solutions, Inc.*	252,783
1,776	NetApp, Inc.*	91,748
7,446	Novellus Systems, Inc.*	297,542
18,102	Oracle Corp.	595,556
4,210	QUALCOMM, Inc.	250,832
17,485	SAIC, Inc.*	285,705
6,235	SanDisk Corp.*	309,256
17,708	Symantec Corp.*	319,275
16,275	Teradyne, Inc.*	303,203
14,586	Texas Instruments, Inc.	519,407
6,399	Visa, Inc., Class A	467,447
33,265	Xerox Corp.	357,599
24,026	Yahoo!, Inc.*	394,026
		19,065,989
	Materials - 4.6%

4,325	Air Products & Chemicals, Inc.	397,900
6,085	AK Steel Holding Corp.	97,238
21,887	Alcoa, Inc.	368,796
923	Allegheny Technologies, Inc.	61,915
4,202	Ball Corp.	151,692
8,921	Bemis Co., Inc.	293,055
3,892	Cliffs Natural Resources, Inc.	377,796
10,168	Dow Chemical Co. (The)	377,843
304	E.I. du Pont de Nemours & Co.	16,681
3,380	Eastman Chemical Co.	315,726
10,551	Freeport-McMoRan Copper & Gold, Inc.	558,675
7,575	Newmont Mining Corp.	418,670

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,637	Nucor Corp.	$366,271
4,051	PPG Industries, Inc.	358,027
		4,160,285
	Telecommunication Services - 2.1%

43,352	AT&T, Inc.	1,230,330
22,866	MetroPCS Communications, Inc.*	329,270
8,933	Verizon Communications, Inc.	329,806
		1,889,406
	Utilities - 4.2%

17,877	CenterPoint Energy, Inc.	283,529
15,380	CMS Energy Corp.	296,219
6,492	Consolidated Edison, Inc.	324,470
9,258	Edison International	343,657
4,832	Entergy Corp.	344,039
8,524	FirstEnergy Corp.	326,469
5,725	Integrys Energy Group, Inc.	280,353
15,812	NiSource, Inc.	302,958
5,155	Oneok, Inc.	332,859
15,729	Pepco Holdings, Inc.	294,604
4,653	Pinnacle West Capital Corp.	196,496
13,844	PPL Corp.	352,053
3,500	Progress Energy, Inc.	159,985
		3,837,691
	Total Common Stocks (Cost $79,043,697)	89,397,226

Principal Amount
	U.S. Government & Agency Security (a) - 0.3%
	Federal Home Loan Bank
$242,168	0.07%, due 03/01/11	242,168
	Total U.S. Government & Agency Security (Cost $242,168)	242,168

	Repurchase Agreements (a)(b) - 2.5%
2,292,905	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $2,292,934	2,292,905
	Total Repurchase Agreements (Cost $2,292,905)	2,292,905

	Total Investment Securities (Cost $81,578,770) — 100.8%	91,932,299
	Liabilities in excess of other assets — (0.8%)	(693,129)
	Net Assets — 100.0%	$91,239,170

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $12,380,618.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,196,767
Aggregate gross unrealized depreciation	(81,849)
Net unrealized appreciation	$10,114,918
Federal income tax cost of investments	$81,817,381

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(17,252,010)	$(2,356,811)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	17,642,067	1,639,309

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	(10,308,713)	(78,378)

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	11,760,317	59,279

		$(736,601)

See accompanying notes to schedules of portfolio investments.

UltraShort TIPS

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) - 9.3%
	Federal Home Loan Bank
$355,672	0.07%, due 03/01/11	$355,672
	Total U.S. Government & Agency Security (Cost $355,672)	355,672

	Repurchase Agreements (a)(b) - 95.8%
3,644,980	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $3,645,027	3,644,980
	Total Repurchase Agreements (Cost $3,644,980)	3,644,980

	Total Investment Securities (Cost $4,000,652)† — 105.1%	4,000,652
	Liabilities in excess of other assets — (5.1%)	(194,492)
	Net Assets — 100.0%	$3,806,160

(a)

All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $41,000.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†	Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(3,553,823)	$(93,493)

Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(4,049,518)	(99,068)

		$(192,561)

See accompanying notes to schedules of portfolio investments.

RAFI® Long/Short

Schedule of Portfolio Investments

February 28, 2011 (Unaudited)

Shares		Value
	Common Stocks (a) - 85.0%
	Consumer Discretionary - 9.8%

700	AutoNation, Inc.*	$23,548
473	Best Buy Co., Inc.	15,250
1,832	CBS Corp., Class B	43,712
1,980	Comcast Corp., Class A	51,005
610	Core-Mark Holding Co., Inc.*	20,709
2,231	D.R. Horton, Inc.	26,415
1,928	E.W. Scripps Co. (The), Class A*	18,451
7,488	Eastman Kodak Co.*	25,459
3,159	Ford Motor Co.*	47,543
2,391	Gannett Co., Inc.	39,475
386	Genuine Parts Co.	20,338
2,935	Goodyear Tire & Rubber Co. (The)*	41,618
1,246	Home Depot, Inc.	46,688
782	J.C. Penney Co., Inc.	27,339
1,047	Lennar Corp., Class A	21,108
685	Liberty Global, Inc., Class A*	28,838
1,291	Liberty Media Corp. - Interactive, Class A*	20,733
2,438	Liz Claiborne, Inc.*	12,531
1,174	Lowe’s Cos., Inc.	30,724
1,238	Macy’s, Inc.	29,588
1,524	MGM Resorts International*	21,245
355	Mohawk Industries, Inc.*	20,629
1,912	New York Times Co. (The), Class A*	19,885
6,507	Office Depot, Inc.*	34,552
1,336	OfficeMax, Inc.*	18,357
1,250	Regal Entertainment Group, Class A	18,675
887	Rent-A-Center, Inc.	29,324
1,971	Saks, Inc.*	24,145
442	Sears Holdings Corp.*	36,823
1,088	Time Warner Cable, Inc.	78,532
2,325	Time Warner, Inc.	88,815
530	TRW Automotive Holdings Corp.*	30,104
309	Whirlpool Corp.	25,492
		1,037,650
	Consumer Staples - 6.6%

3,582	Altria Group, Inc.	90,875
1,202	Archer-Daniels-Midland Co.	44,690
420	BJ’s Wholesale Club, Inc.*	20,336
643	Bunge Ltd.	46,405
930	Coca-Cola Enterprises, Inc.	24,459
1,131	ConAgra Foods, Inc.	26,194
352	Costco Wholesale Corp.	26,326
1,176	CVS Caremark Corp.	38,879
3,174	Dean Foods Co.*	33,518
702	Kraft Foods, Inc., Class A	22,352
2,156	Kroger Co. (The)	49,373
861	Pantry, Inc. (The)*	13,569
665	Reynolds American, Inc.	22,823
1,967	Safeway, Inc.	42,920
1,700	Sara Lee Corp.	29,104
1,458	Smithfield Foods, Inc.*	33,753
3,442	SUPERVALU, Inc.	29,705
1,018	Sysco Corp.	28,290
1,818	Tyson Foods, Inc., Class A	33,869
731	Wal-Mart Stores, Inc.	37,997
		695,437
	Energy - 11.8%

953	Chesapeake Energy Corp.	33,936
1,304	Chevron Corp.	135,290
2,247	ConocoPhillips	174,974
289	Diamond Offshore Drilling, Inc.	22,609
1,410	Exxon Mobil Corp.	120,597
1,539	Frontier Oil Corp.*	42,938
960	Frontline Ltd.	25,910
4,536	General Maritime Corp.	12,701
1,708	Helix Energy Solutions Group, Inc.*	26,303
581	Hess Corp.	50,565
2,171	Marathon Oil Corp.	107,682
1,764	Nabors Industries Ltd.*	50,221
499	Overseas Shipholding Group, Inc.	16,846
1,532	Sunoco, Inc.	64,130
3,380	Tesoro Corp.*	80,376
5,796	Valero Energy Corp.	163,331
2,836	Western Refining, Inc.*	46,142
1,312	Williams Cos., Inc. (The)	39,832
624	World Fuel Services Corp.	25,859
		1,240,242
	Financials - 18.2%

1,674	Allstate Corp. (The)	53,200
1,115	American International Group, Inc.*	41,322
969	Apartment Investment & Management Co., Class A (REIT)	24,855
538	Assurant, Inc.	21,859
13,946	Bank of America Corp.	199,288
1,811	BB&T Corp.	49,984
1,454	Capital One Financial Corp.	72,366
4,984	CapitalSource, Inc.	37,779
762	Cincinnati Financial Corp.	25,946
32,674	Citigroup, Inc.*	152,914
4,731	CNO Financial Group, Inc.*	34,252
746	CommonWealth REIT (REIT)	21,418
1,535	Duke Realty Corp. (REIT)	21,597
2,963	Fidelity National Financial, Inc., Class A	41,038
3,194	Fifth Third Bancorp	46,632
2,299	First Horizon National Corp.*	26,439
2,773	Genworth Financial, Inc., Class A*	36,687
2,493	Hartford Financial Services Group, Inc.	73,793
771	Hospitality Properties Trust (REIT)	17,733
1,428	Interactive Brokers Group, Inc., Class A	22,063
7,664	iStar Financial, Inc. (REIT)*	76,563
1,516	JPMorgan Chase & Co.	70,782
4,065	KeyCorp	37,154
1,239	Lincoln National Corp.	39,301
4,934	Marshall & Ilsley Corp.	38,337
2,181	MF Global Holdings Ltd.*	18,909
2,615	Morgan Stanley	77,613
991	PHH Corp.*	24,458
7,731	Phoenix Cos., Inc. (The)*	20,564
2,284	ProLogis (REIT)	37,138
801	Protective Life Corp.	22,772
6,740	Regions Financial Corp.	51,494
1,881	SLM Corp.*	27,876
1,968	SunTrust Banks, Inc.	59,375
8,739	Synovus Financial Corp.	22,284
1,312	Travelers Cos., Inc. (The)	78,628
1,988	U.S. Bancorp	55,127
879	Unitrin, Inc.	25,746
926	Unum Group	24,567
1,455	Weyerhaeuser Co. (REIT)	35,517
53	White Mountains Insurance Group Ltd.	20,127
2,163	Wilmington Trust Corp.	9,712
923	Zions Bancorp.	21,561
		1,916,770

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Health Care - 8.5%

842	Aetna, Inc.	$31,457
1,436	AmerisourceBergen Corp.	54,439
5,472	Boston Scientific Corp.*	39,179
1,221	Bristol-Myers Squibb Co.	31,514
1,828	Cardinal Health, Inc.	76,118
519	CIGNA Corp.	21,834
604	Community Health Systems, Inc.*	24,685
1,211	Coventry Health Care, Inc.*	36,572
857	Eli Lilly & Co.	29,618
1,023	Health Net, Inc.*	30,097
655	Humana, Inc.*	42,582
1,318	Kindred Healthcare, Inc.*	32,845
889	McKesson Corp.	70,480
558	Medco Health Solutions, Inc.*	34,395
778	Omnicare, Inc.	22,274
5,377	Pfizer, Inc.	103,453
4,775	Tenet Healthcare Corp.*	34,284
496	Thermo Fisher Scientific, Inc.*	27,687
1,221	UnitedHealth Group, Inc.	51,990
483	WellCare Health Plans, Inc.*	18,137
1,172	WellPoint, Inc.*	77,903
		891,543
	Industrials - 9.9%

422	AGCO Corp.*	23,117
1,263	Albany International Corp., Class A	30,767
6,278	AMR Corp.*	42,314
2,453	Avis Budget Group, Inc.*	37,580
707	EMCOR Group, Inc.*	22,525
638	General Cable Corp.*	27,702
383	General Dynamics Corp.	29,154
8,794	General Electric Co.	183,970
711	Harsco Corp.	24,295
3,270	Hertz Global Holdings, Inc.*	49,737
468	Jacobs Engineering Group, Inc.*	23,428
379	L-3 Communications Holdings, Inc.	30,051
507	Lockheed Martin Corp.	40,134
451	Manpower, Inc.	28,639
2,248	Masco Corp.	30,550
376	Navistar International Corp.*	23,304
716	Northrop Grumman Corp.	47,743
967	Pitney Bowes, Inc.	24,349
1,540	R.R. Donnelley & Sons Co.	28,675
642	Raytheon Co.	32,877
533	Ryder System, Inc.	25,493
1,151	Skywest, Inc.	18,992
1,046	Terex Corp.*	35,303
1,290	Textron, Inc.	34,946
1,304	United Rentals, Inc.*	40,398
529	URS Corp.*	24,614
2,457	US Airways Group, Inc.*	21,155
1,072	USG Corp.*	18,374
508	Waste Management, Inc.	18,826
438	WESCO International, Inc.*	25,500
		1,044,512
	Information Technology - 8.3%

277	Anixter International, Inc.	19,839
1,043	AOL, Inc.*	21,767
1,576	Applied Materials, Inc.	25,894
1,012	Arrow Electronics, Inc.*	39,670
972	Avnet, Inc.*	33,252
686	Computer Sciences Corp.	33,017
1,240	CoreLogic, Inc.	23,126
2,984	Dell, Inc.*	47,237
595	eBay, Inc.*	19,936
691	Fidelity National Information Services, Inc.	22,382
1,289	Hewlett-Packard Co.	56,239
585	IAC/InterActiveCorp*	18,176
2,740	Ingram Micro, Inc., Class A*	54,608
3,070	Intel Corp.	65,913
1,237	Jabil Circuit, Inc.	26,509
1,116	MEMC Electronic Materials, Inc.*	15,144
2,519	Micron Technology, Inc.*	28,036
3,504	Microsoft Corp.	93,136
449	Motorola Mobility Holdings, Inc.*	13,560
514	Motorola Solutions, Inc.*	19,861
1,019	NCR Corp.*	19,463
1,573	Sanmina-SCI Corp.*	24,570
1,193	Symantec Corp.*	21,510
507	SYNNEX Corp.*	17,887
734	Tech Data Corp.*	36,392
797	Texas Instruments, Inc.	28,381
514	Western Digital Corp.*	15,718
1,847	Xerox Corp.	19,855
1,109	Yahoo!, Inc.*	18,188
		879,266
	Materials - 3.3%

857	AK Steel Holding Corp.	13,695
2,561	Alcoa, Inc.	43,153
322	Ashland, Inc.	18,129
1,632	Commercial Metals Co.	27,205
166	Domtar Corp.	14,508
1,277	Dow Chemical Co. (The)	47,453
1,217	Huntsman Corp.	21,480
1,268	International Paper Co.	35,225
610	MeadWestvaco Corp.	17,904
644	Nucor Corp.	30,886
564	Owens-Illinois, Inc.*	17,196
914	Temple-Inland, Inc.	21,379
460	United States Steel Corp.	26,445
354	Vulcan Materials Co.	16,231
		350,889
	Telecommunication Services - 4.3%

4,915	AT&T, Inc.	139,488
1,360	Leap Wireless International, Inc.*	16,619
24,101	Level 3 Communications, Inc.*	33,741
16,530	Sprint Nextel Corp.*	72,236
664	Telephone & Data Systems, Inc.	22,344
4,528	Verizon Communications, Inc.	167,174
		451,602
	Utilities - 4.3%

3,138	AES Corp. (The)*	38,817
1,190	Ameren Corp.	33,272
629	Atmos Energy Corp.	21,273
883	Constellation Energy Group, Inc.	27,435
395	DTE Energy Co.	18,597
1,564	Duke Energy Corp.	28,136
6,572	Dynegy, Inc.*	38,052
674	Edison International	25,019
1,176	FirstEnergy Corp.	45,041
9,948	GenOn Energy, Inc.*	40,289
1,547	NiSource, Inc.	29,641
1,416	NRG Energy, Inc.*	28,306
557	Oneok, Inc.	35,965
1,358	Pepco Holdings, Inc.	25,435

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,060	Questar Corp.	$18,942
		454,220
	Total Common Stocks (Cost $8,443,193)	8,962,131

Principal Amount
	U.S. Government & Agency Security (a) - 1.6%
	Federal Home Loan Bank
$168,665	0.07%, due 03/01/11	168,665
	Total U.S. Government & Agency Security (Cost $168,665)	168,665

	Repurchase Agreements (a)(b) - 16.5%
1,745,528	Repurchase Agreements with various counterparties, rates 0.13% - 0.19%, dated 02/23/11 - 02/28/11, due 03/01/11 - 03/03/11, total to be received $1,745,549	1,745,528
	Total Repurchase Agreements (Cost $1,745,528)	1,745,528

	Total Investment Securities (Cost $10,357,386) — 103.1%	10,876,324
	Liabilities in excess of other assets — (3.1%)	(326,729)
	Net Assets — 100.0%	$10,549,595

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 02/28/11, the aggregate amount held in a segregated account was $3,225,372.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 28, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$584,144
Aggregate gross unrealized depreciation	(65,811)
Net unrealized appreciation	$518,333
Federal income tax cost of investments	$10,357,991

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of February 28, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	$(10,567,115)	$(434,546)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	1,506,432	110,718

		$(323,828)

See accompanying notes to schedules of portfolio investments.

ProShares Trust Notes to Schedules of Portfolio Investments

February 28, 2011 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of unlimited shares at no par value and is comprised of 101 operational Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is a “non-diversified” series of the Trust pursuant to 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the “Advisor”) of 1,428 shares of ProShares Short S&P 500 at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Certain fixed income securities may be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives (e.g., futures and swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevance significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1—        Quoted prices in active markets for identical assets.

•   Level 2—        Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3—        Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

ProShares Trust Notes to Schedules of Portfolio Investments

February 28, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The following is a summary of the valuations as of February 28, 2011 for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type.

ProShares Trust Notes to Schedules of Portfolio Investments

February 28, 2011 (Unaudited)

			LEVEL 2 - Other Significant						LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs						Unobservable Inputs		Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Common Stocks / Shares of Beneficial Interest	Rights / Warrants	U.S. Treasury Obligations	U.S. Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Common Stocks / Shares of Beneficial Interest		Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra QQQ®	$455,357,999	$7,946,336	—	—	—	$26,963,518	$246,194,859	$147,463,648	—		$728,516,376	$155,409,984
Ultra Dow30SM	165,739,734	5,684,435	—	—	—	11,397,953	116,370,287	45,395,320	—		293,507,974	51,079,755
Ultra S&P500®	1,165,548,117	9,006,887	—	—	—	22,675,090	232,116,223	285,326,103	—		1,420,339,430	294,332,990
Ultra Russell3000	2,132,312	—	—	—	—	590,754	4,176,828	1,056,736	—	†	6,899,894	1,056,736
Ultra MidCap400	69,287,328	1,078,818	—	—	—	5,003,598	49,848,050	19,534,071	—		124,138,976	20,612,889
Ultra SmallCap600	24,788,410	—	—	—	—	917,352	9,255,093	10,099,500	—		34,960,855	10,099,500
Ultra Russell2000	99,704,751	2,535,401	$530	—	—	7,498,871	74,883,849	53,477,381	—	†	182,088,001	56,012,782
UltraPro QQQ®	92,450,239	1,520,855	—	—	—	4,891,563	37,603,751	21,066,635	—		134,945,553	22,587,490
UltraPro Dow30SM	18,845,956	449,580	—	—	—	1,850,820	9,993,069	4,080,850	—		30,689,845	4,530,430
UltraPro S&P500®	122,107,487	2,980,421	—	—	—	11,249,287	64,777,803	51,476,432	—		198,134,577	54,456,853
UltraPro MidCap400	18,999,186	515,965	—	—	—	575,227	4,467,420	12,950,798	—		24,041,833	13,466,763
UltraPro Russell2000	45,086,770	842,267	226	—	—	2,315,153	15,996,104	12,555,845	—	†	63,398,253	13,398,112
Ultra Russell1000 Value	8,615,225	—	—	—	—	501,390	3,677,023	1,469,885	—		12,793,638	1,469,885
Ultra Russell1000 Growth	9,847,660	—	—	—	—	339,554	3,340,693	3,302,741	—		13,527,907	3,302,741
Ultra Russell MidCap Value	2,732,926	—	—	—	—	274,230	2,192,401	2,681,971	—		5,199,557	2,681,971
Ultra Russell MidCap Growth	7,025,291	—	—	—	—	473,257	4,566,761	3,537,160	—		12,065,309	3,537,160
Ultra Russell2000 Value	14,376,883	—	168	—	—	595,949	5,820,046	4,331,798	—		20,793,046	4,331,798
Ultra Russell2000 Growth	17,955,135	—	—	—	—	846,177	8,510,230	4,346,767	—	†	27,311,542	4,346,767
Ultra Basic Materials	122,384,362	—	—	—	—	25,688,951	204,987,771	26,640,507	—		353,061,084	26,640,507
Ultra Nasdaq Biotechnology	3,893,842	—	—	—	—	167,401	1,732,759	351,914	—		5,794,002	351,914
Ultra Consumer Goods	5,266,442	—	—	—	—	1,371,708	7,915,213	1,262,260	—		14,553,363	1,262,260
Ultra Consumer Services	3,495,286	—	—	—	—	890,250	6,278,692	1,074,642	—		10,664,228	1,074,642
Ultra Financials	794,884,038	—	—	—	—	34,569,213	353,273,333	188,756,001	—		1,182,726,584	188,756,001
Ultra Health Care	26,808,273	—	—	—	—	236,918	2,398,903	4,165,913	—		29,444,094	4,165,913
Ultra Industrials	38,065,485	—	—	—	—	1,706,768	16,759,183	2,711,080	—		56,531,436	2,711,080
Ultra Oil & Gas	302,439,688	—	—	—	—	8,030,868	82,311,355	145,713,200	—		392,781,911	145,713,200
Ultra Real Estate	242,022,642	—	—	—	—	15,497,412	157,577,783	108,612,523	—		415,097,837	108,612,523
Ultra KBW Regional Banking	5,006,642	—	—	—	—	222,522	2,062,193	283,758	—		7,291,357	283,758
Ultra Semiconductors	25,454,898	—	—	—	—	3,426,736	29,983,589	14,371,753	—		58,865,223	14,371,753
Ultra Technology	89,594,440	—	—	—	—	3,653,328	37,755,724	22,676,933	—		131,003,492	22,676,933
Ultra Telecommunications	3,599,964	—	—	—	—	347,830	2,940,864	641,025	—		6,888,658	641,025
Ultra Utilities	16,242,971	—	—	—	—	95,756	922,178	2,741,076	—		17,260,905	2,741,076
Ultra MSCI EAFE	—	—	—	—	—	907,740	7,545,122	556,495	—		8,452,862	556,495
Ultra MSCI Emerging Markets	5,225,428	—	—	—	—	3,112,716	24,002,883	1,013,486	—		32,341,027	1,013,486
Ultra MSCI Europe	—	—	—	—	—	233,511	1,682,079	335,552	—		1,915,590	335,552
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	153,290	754,498	977,910	—		907,788	977,910
Ultra MSCI Brazil	—	—	—	—	—	1,501,035	10,796,406	1,074,252	—		12,297,441	1,074,252
Ultra FTSE China 25	—	—	—	—	—	5,135,978	37,989,300	3,431,054	—		43,125,278	3,431,054
Ultra MSCI Japan	—	—	—	—	—	1,318,211	10,339,361	1,080,668	—		11,657,572	1,080,668
Ultra MSCI Mexico Investable Market	—	—	—	—	—	205,709	1,537,328	286,594	—		1,743,037	286,594
Ultra 7-10 Year Treasury	—	1,494	—	—	$1,253,626	689,440	6,288,580	(179,474)	—		8,231,646	(177,980)
Ultra 20+ Year Treasury	—	12,444	—	—	13,641,643	1,074,562	8,526,660	(167,926)	—		23,242,865	(155,482)
Short QQQ®	—	(477,020)	—	—	—	20,339,875	182,569,335	(17,561,165)	—		202,909,210	(18,038,185)
Short Dow30SM	—	(11,803)	—	—	—	22,725,718	211,211,986	(22,220,950)	—		233,937,704	(22,232,753)
Short S&P500®	—	(275,069)	—	—	—	159,108,506	1,379,454,140	(116,947,701)	—		1,538,562,646	(117,222,770)
Short MidCap400	—	(4,587)	—	—	—	2,913,976	23,811,073	(3,814,076)	—		26,725,049	(3,818,663)
Short SmallCap600	—	—	—	—	—	5,516,029	46,826,756	(3,043,934)	—		52,342,785	(3,043,934)
Short Russell2000	—	(1,506,643)	—	—	—	28,046,539	254,220,694	(17,665,007)	—		282,267,233	(19,171,650)
UltraShort QQQ®	—	(2,171,131)	—	—	—	65,354,506	548,349,660	(67,916,967)	—		613,704,166	(70,088,098)
UltraShort Dow30SM	—	(80,819)	—	—	—	31,417,375	272,705,168	(36,829,655)	—		304,122,543	(36,910,474)
UltraShort S&P500®	—	(1,211,449)	—	—	—	273,597,341	2,094,274,871	(253,777,562)	—		2,367,872,212	(254,989,011)
UltraShort Russell3000	—	—	—	—	—	310,922	2,542,429	(317,552)	—		2,853,351	(317,552)
UltraShort MidCap400	—	(5,274)	—	—	—	3,438,973	26,500,013	(4,446,753)	—		29,938,986	(4,452,027)
UltraShort SmallCap600	—	—	—	—	—	1,756,499	12,872,351	(2,665,588)	—		14,628,850	(2,665,588)
UltraShort Russell2000	—	(2,085,889)	—	—	—	39,196,903	332,118,565	(52,956,050)	—		371,315,468	(55,041,939)
UltraPro Short QQQ®	—	(236,105)	—	—	—	12,809,073	79,384,535	(27,983,634)	—		92,193,608	(28,219,739)

ProShares Trust Notes to Schedules of Portfolio Investments

February 28, 2011 (Unaudited)

UltraPro Short Dow30SM	—	(51,772)	—	—	—	4,541,902	28,298,324	(5,435,055)	—	32,840,226	(5,486,827)
UltraPro Short S&P500®	—	(99,384)	—	—	—	49,669,644	326,892,930	(76,604,755)	—	376,562,574	(76,704,139)
UltraPro Short MidCap400	—	(5,460)	—	—	—	521,228	3,367,091	(590,919)	—	3,888,319	(596,379)
UltraPro Short Russell2000	—	(170,214)	—	—	—	5,890,220	35,538,133	(9,655,253)	—	41,428,353	(9,825,467)
UltraShort Russell1000 Value	—	—	—	—	—	214,670	1,587,749	(155,278)	—	1,802,419	(155,278)
UltraShort Russell1000 Growth	—	—	—	—	—	634,022	4,473,274	(885,547)	—	5,107,296	(885,547)
UltraShort Russell MidCap Value	—	—	—	—	—	292,955	1,899,825	(468,204)	—	2,192,780	(468,204)
UltraShort Russell MidCap Growth	—	—	—	—	—	436,570	2,718,775	(624,818)	—	3,155,345	(624,818)
UltraShort Russell2000 Value	—	—	—	—	—	772,379	5,719,115	(461,757)	—	6,491,494	(461,757)
UltraShort Russell2000 Growth	—	—	—	—	—	1,269,037	8,619,235	(2,310,629)	—	9,888,272	(2,310,629)
Short Basic Materials	—	—	—	—	—	428,967	3,575,369	(329,203)	—	4,004,336	(329,203)
Short Financials	—	—	—	—	—	8,865,061	74,841,953	(5,499,020)	—	83,707,014	(5,499,020)
Short Oil & Gas	—	—	—	—	—	798,952	6,825,503	(430,384)	—	7,624,455	(430,384)
Short Real Estate	—	—	—	—	—	1,554,517	13,285,572	(697,479)	—	14,840,089	(697,479)
Short KBW Regional Banking	—	—	—	—	—	1,915,730	17,976,395	(1,928,775)	—	19,892,125	(1,928,775)
UltraShort Basic Materials	—	—	—	—	—	14,221,290	91,341,441	(31,327,645)	—	105,562,731	(31,327,645)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	354,312	2,260,025	(139,462)	—	2,614,337	(139,462)
UltraShort Consumer Goods	—	—	—	—	—	978,633	7,533,547	(819,431)	—	8,512,180	(819,431)
UltraShort Consumer Services	—	—	—	—	—	3,731,009	25,251,910	(8,741,924)	—	28,982,919	(8,741,924)
UltraShort Financials	—	—	—	—	—	19,407,929	175,779,846	(8,195,645)	—	195,187,775	(8,195,645)
UltraShort Health Care	—	—	—	—	—	472,271	3,655,241	(392,713)	—	4,127,512	(392,713)
UltraShort Industrials	—	—	—	—	—	1,078,740	7,377,070	(945,644)	—	8,455,810	(945,644)
UltraShort Oil & Gas	—	—	—	—	—	9,327,048	68,677,775	(8,285,186)	—	78,004,823	(8,285,186)
UltraShort Real Estate	—	—	—	—	—	23,048,158	196,808,849	(20,458,178)	—	219,857,007	(20,458,178)
UltraShort Semiconductors	—	—	—	—	—	2,445,064	18,708,521	(3,353,351)	—	21,153,585	(3,353,351)
UltraShort Technology	—	—	—	—	—	1,863,649	14,127,724	(2,349,578)	—	15,991,373	(2,349,578)
UltraShort Telecommunications	—	—	—	—	—	338,910	2,587,373	(503,019)	—	2,926,283	(503,019)
UltraShort Utilities	—	—	—	—	—	471,834	4,213,147	(177,795)	—	4,684,981	(177,795)
Short MSCI EAFE	—	—	—	—	—	8,845,303	76,680,802	(19,433,958)	—	85,526,105	(19,433,958)
Short MSCI Emerging Markets	—	—	—	—	—	23,915,350	214,019,699	(8,033,815)	—	237,935,049	(8,033,815)
Short FTSE China 25	—	—	—	—	—	1,000,139	9,260,668	(53,906)	—	10,260,807	(53,906)
UltraShort MSCI EAFE	—	—	—	—	—	1,376,153	12,259,598	(332,344)	—	13,635,751	(332,344)
UltraShort MSCI Emerging Markets	—	—	—	—	—	19,109,296	142,012,589	(28,514,849)	—	161,121,885	(28,514,849)
UltraShort MSCI Europe	—	—	—	—	—	8,593,527	57,855,829	(26,316,751)	—	66,449,356	(26,316,751)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	310,493	2,218,690	44,851	—	2,529,183	44,851
UltraShort MSCI Brazil	—	—	—	—	—	1,897,065	15,195,641	(1,609,014)	—	17,092,706	(1,609,014)
UltraShort FTSE China 25	—	—	—	—	—	29,420,460	216,979,675	(51,476,019)	—	246,400,135	(51,476,019)
UltraShort MSCI Japan	—	—	—	—	—	1,210,505	10,134,340	(1,547,224)	—	11,344,845	(1,547,224)
UltraShort MSCI Mexico Investable Market	—	—	—	—	—	456,888	3,091,891	(872,991)	—	3,548,779	(872,991)
Short 20+ Year Treasury	—	(83,009)	—	—	—	79,911,198	794,856,496	22,037,803	—	874,767,694	21,954,794
UltraShort 7-10 Year Treasury	—	(37,016)	—	—	—	39,959,509	390,826,921	38,548,904	—	430,786,430	38,511,888
UltraShort 20+ Year Treasury	—	(781,449)	—	—	—	501,949,672	4,735,141,501	133,266,410	—	5,237,091,173	132,484,961
UltraShort TIPS	—	—		—	—	355,672	3,644,980	(192,561)		4,000,652	(192,561)
Credit Suisse 130/30	89,397,226	—	—	—	—	242,168	2,292,905	(736,601)	—	91,932,299	(736,601)
RAFI® Long/Short	8,962,131	—	—	—	—	168,665	1,745,528	(323,828)	—	10,876,324	(323,828)

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

† The security designated as Level 3 in the table above was considered a Level 3 security because it was fair valued on February 28, 2011 using significant unobservable inputs under procedures adopted by the Board. Such valuation was based on a review of inputs such as, but not limited to, company specific financial information, the liquidity of the security and company specific news.

ProShares Trust Notes to Schedules of Portfolio Investments

February 28, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Ultra Russell3000	Ultra Russell2000	UltraPro Russell2000	Ultra Russell2000 Growth
Balance as of 05/31/10	$—	$—	$—	$—
Total gain or loss (realized/unrealized) included in earnings	(9)	(16,878)	(763)	(3,949)
Purchases, sales, issuances, and settlements (net)	9	16,878	763	3,949
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—
Balance as of 02/28/11	$—	$—	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 02/28/11	$(9)	$(16,878)	$(763)	$(3,949)

ProShares Trust Notes to Schedules of Portfolio Investments

February 28, 2011 (Unaudited)

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2010-06 to Accounting Standards CodificationTM (“ASC”) 820 “Fair Value Measurements and Disclosures.” The requirements set forth in the update include the disclosure of significant transfers of securities to and from each level on a gross basis along with the reasons for the transfers.  The update also requires disclosure of Level 3 gross purchases and sales within the rollforward of Level 3 investments.  The update is effective for interim and annual reporting periods beginning after December 15, 2009, except that disclosure of gross purchases and sales in the Level 3 rollforward is effective for interim and annual periods beginning after December 15, 2010.  The Funds disclose significant transfers between levels based on valuations at the end of the reporting period.  There were no significant transfers between Level 1, 2, or 3 as of February 28, 2011, based on levels assigned to securities on May 31, 2010.

American Depositary Receipts (“ADRs”)

Certain Funds may invest in ADRs. For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid certain risks related to investing in foreign securities in non-U.S. markets.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a security — typically a debt security — and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly; therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

At February 28, 2011, the Funds had undivided interest in joint Repurchase Agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective Repurchase Agreement.

ProShares Trust Notes to Schedules of Portfolio Investments

February 28, 2011 (Unaudited)

Fund Name	Credit Suisse (USA) LLC, 0.13%, dated 02/23/11, due 03/02/11 (1)	Credit Suisse (USA) LLC, 0.14%, dated 02/23/11, due 03/02/11 (2)	Credit Suisse (USA) LLC, 0.18%, dated 02/28/11, due 03/01/11 (3)	Credit Suisse (USA) LLC, 0.19%, dated 02/28/11, due 03/01/11 (4)	ING Financial Markets LLC, 0.14%, dated 02/24/11, due 03/03/11 (5)	ING Financial Markets LLC, 0.18%, dated 02/28/11, due 03/01/11 (6)	JPMorgan Chase & Co., 0.15%, dated 02/28/11, due 03/01/11 (7)	JPMorgan Chase & Co., 0.16%, dated 02/28/11, due 03/01/11 (8)	JPMorgan Chase & Co., 0.17%, dated 02/28/11, due 03/01/11 (9)
Ultra QQQ®	$25,508,294	$25,508,294	$30,380,328	$4,251,382	$34,011,058	$85,387,371	$7,372,542	$16,712,836	$17,062,754
Ultra Dow30SM	13,301,843	13,301,843	15,842,469	2,216,974	17,735,791	39,201,557	2,482,316	7,383,888	4,903,606
Ultra S&P500®	26,587,450	26,587,450	31,665,601	4,431,242	35,449,933	78,141,456	4,906,910	14,705,311	9,640,870
Ultra Russell3000	309,586	309,586	368,717	51,598	412,782	1,563,334	224,287	334,592	602,346
Ultra MidCap400	5,585,946	5,585,946	6,652,851	930,991	7,447,928	16,896,549	1,153,520	3,209,357	2,384,962
Ultra SmallCap600	1,047,882	1,047,882	1,248,026	174,647	1,397,176	3,127,096	205,502	591,409	415,473
Ultra Russell2000	8,407,842	8,407,842	10,013,723	1,401,307	11,210,456	25,367,443	1,719,660	4,814,436	3,541,140
UltraPro QQQ®	3,181,714	3,181,714	3,789,415	530,286	4,242,286	13,707,259	1,701,487	2,848,803	4,420,787
UltraPro Dow30SM	336,483	336,483	400,750	56,080	448,644	4,116,642	862,161	968,033	2,467,793
UltraPro S&P500®	2,872,556	2,872,556	3,421,209	478,759	3,830,075	26,041,437	5,031,911	5,988,512	14,240,788
UltraPro MidCap400	383,450	383,450	456,688	63,908	511,266	1,623,378	197,748	336,184	511,348
UltraPro Russell2000	1,136,910	1,136,910	1,354,058	189,485	1,515,880	6,032,505	898,199	1,301,588	2,430,569
Ultra Russell1000 Value	289,796	289,796	345,147	48,299	386,395	1,360,197	183,551	287,403	486,439
Ultra Russell1000 Growth	370,452	370,452	441,207	61,742	493,936	1,136,000	80,451	216,701	169,752
Ultra Russell MidCap Value	195,632	195,632	232,997	32,605	260,842	789,739	91,043	161,895	232,016
Ultra Russell MidCap Growth	498,019	498,019	593,139	83,003	664,025	1,560,739	116,737	299,711	253,369
Ultra Russell2000 Value	641,334	641,334	763,827	106,889	855,112	1,982,879	143,425	379,211	306,035
Ultra Russell2000 Growth	961,095	961,095	1,144,662	160,182	1,281,460	2,877,707	190,938	544,828	388,263
Ultra Basic Materials	18,246,397	18,246,397	21,731,423	3,041,066	24,328,529	73,881,892	8,548,716	15,155,711	21,807,640
Ultra Nasdaq Biotechnology	200,204	200,204	238,442	33,367	266,939	581,721	35,239	109,060	67,583
Ultra Consumer Goods	353,627	353,627	421,169	58,938	471,503	3,179,561	612,733	730,648	1,733,407
Ultra Consumer Services	463,328	463,328	551,823	77,221	617,771	2,351,942	338,803	503,814	910,662
Ultra Financials	40,411,210	40,411,210	48,129,672	6,735,202	53,881,613	118,979,053	7,511,669	22,403,393	14,810,311
Ultra Health Care	272,402	272,402	324,430	45,400	363,202	809,799	52,627	152,964	105,677
Ultra Industrials	1,855,357	1,855,357	2,209,727	309,226	2,473,810	5,701,817	406,077	1,088,398	859,414
Ultra Oil & Gas	9,437,493	9,437,493	11,240,036	1,572,915	12,583,324	27,701,341	1,732,605	5,210,857	3,395,291
Ultra Real Estate	17,953,562	17,953,562	21,382,657	2,992,260	23,938,083	53,137,610	3,408,480	10,022,839	6,788,730
Ultra KBW Regional Banking	216,742	216,742	258,140	36,124	288,990	712,361	59,275	138,715	135,104
Ultra Semiconductors	2,974,561	2,974,561	3,542,696	495,760	3,966,081	10,522,110	1,004,239	2,090,149	2,413,432
Ultra Technology	4,356,996	4,356,996	5,189,174	726,166	5,809,328	12,680,298	772,124	2,378,554	1,486,088
Ultra Telecommunications	280,916	280,916	334,571	46,819	374,555	1,042,124	107,226	209,498	264,239
Ultra Utilities	100,391	100,391	119,566	16,732	133,855	315,327	23,714	60,594	51,608
Ultra MSCI EAFE	706,545	706,545	841,494	117,757	942,060	2,686,889	286,519	543,367	713,946
Ultra MSCI Emerging Markets	2,039,814	2,039,814	2,429,414	339,969	2,719,751	8,741,214	1,078,917	1,814,737	2,799,253
Ultra MSCI Europe	128,737	128,737	153,325	21,456	171,649	625,799	87,053	133,063	232,260
Ultra MSCI Pacific ex-Japan	12,885	12,885	15,346	2,148	17,181	322,473	75,179	78,277	218,124
Ultra MSCI Brazil	824,223	824,223	981,648	137,371	1,098,964	4,018,617	560,420	854,920	1,496,020
Ultra FTSE China 25	3,034,834	3,034,834	3,614,481	505,806	4,046,445	14,014,937	1,863,507	2,952,406	4,922,050
Ultra MSCI Japan	899,549	899,549	1,071,361	149,925	1,199,399	3,745,871	447,924	773,050	1,152,733
Ultra MSCI Mexico Investable Market	124,780	124,780	148,613	20,797	166,374	565,315	73,826	118,660	194,183
Ultra 7-10 Year Treasury	650,906	650,906	775,228	108,484	867,875	2,181,668	188,845	427,169	437,499
Ultra 20+ Year Treasury	753,427	753,427	897,330	125,571	1,004,569	3,078,354	360,062	632,716	921,204
Short QQQ®	18,597,540	18,597,540	22,149,634	3,099,590	24,796,720	63,616,796	5,723,743	12,525,646	13,462,126
Short Dow30SM	22,259,271	22,259,271	26,510,748	3,709,879	29,679,028	72,904,625	6,022,463	14,182,389	13,684,312
Short S&P500®	135,506,294	135,506,294	161,387,732	22,584,382	180,675,059	485,342,060	47,284,660	96,718,538	114,449,121
Short MidCap400	2,184,169	2,184,169	2,601,341	364,028	2,912,225	8,521,772	940,900	1,733,652	2,368,817

ProShares Trust Notes to Schedules of Portfolio Investments

February 28, 2011 (Unaudited)

Fund Name	Credit Suisse (USA) LLC, 0.13%, dated 02/23/11, due 03/02/11 (1)	Credit Suisse (USA) LLC, 0.14%, dated 02/23/11, due 03/02/11 (2)	Credit Suisse (USA) LLC, 0.18%, dated 02/28/11, due 03/01/11 (3)	Credit Suisse (USA) LLC, 0.19%, dated 02/28/11, due 03/01/11 (4)	ING Financial Markets LLC, 0.14%, dated 02/24/11, due 03/03/11 (5)	ING Financial Markets LLC, 0.18%, dated 02/28/11, due 03/01/11 (6)	JPMorgan Chase & Co., 0.15%, dated 02/28/11, due 03/01/11 (7)	JPMorgan Chase & Co., 0.16%, dated 02/28/11, due 03/01/11 (8)	JPMorgan Chase & Co., 0.17%, dated 02/28/11, due 03/01/11 (9)
Short SmallCap600	4,493,658	4,493,658	5,351,938	748,943	5,991,544	16,574,257	1,690,670	3,327,216	4,154,872
Short Russell2000	26,151,331	26,151,331	31,146,184	4,358,555	34,868,441	88,346,495	7,764,723	17,335,799	18,097,835
UltraShort QQQ®	51,918,514	51,918,514	61,834,849	8,653,086	69,224,685	194,742,099	20,364,274	39,253,661	50,439,978
UltraShort Dow30SM	26,822,410	26,822,410	31,945,438	4,470,402	35,763,213	95,915,845	9,320,283	19,106,223	22,538,944
UltraShort S&P500®	176,118,559	176,118,559	209,756,860	29,353,093	234,824,746	764,408,636	95,632,334	159,107,287	248,954,797
UltraShort Russell3000	233,416	233,416	277,998	38,903	311,221	909,726	100,303	185,028	252,418
UltraShort MidCap400	2,249,782	2,249,782	2,679,486	374,964	2,999,709	9,652,690	1,192,968	2,004,462	3,096,170
UltraShort SmallCap600	1,013,343	1,013,343	1,206,889	168,890	1,351,123	4,762,795	643,503	1,006,608	1,705,857
UltraShort Russell2000	31,802,415	31,802,415	37,876,614	5,300,402	42,403,220	117,616,937	12,046,510	23,626,796	29,643,256
UltraPro Short QQQ®	4,422,885	4,422,885	5,267,647	737,147	5,897,180	31,073,088	5,439,586	6,964,781	15,159,336
UltraPro Short Dow30SM	1,598,963	1,598,963	1,904,362	266,494	2,131,951	11,055,877	1,921,072	2,473,491	5,347,151
UltraPro Short S&P500®	21,055,112	21,055,112	25,076,598	3,509,185	28,073,483	125,307,452	20,110,046	27,501,851	55,204,091
UltraPro Short MidCap400	207,987	207,987	247,713	34,665	277,317	1,298,977	214,296	286,960	591,189
UltraPro Short Russell2000	1,835,874	1,835,874	2,186,522	305,979	2,447,832	14,044,707	2,551,222	3,177,660	7,152,463
UltraShort Russell1000 Value	126,827	126,827	151,050	21,138	169,102	585,761	77,895	123,400	205,749
UltraShort Russell1000 Growth	330,321	330,321	393,412	55,054	440,428	1,675,443	241,203	358,852	648,240
UltraShort Russell MidCap Value	118,406	118,406	141,022	19,734	157,875	731,946	120,065	161,476	330,895
UltraShort Russell MidCap Growth	153,432	153,432	182,738	25,572	204,577	1,062,375	184,720	237,720	514,209
UltraShort Russell2000 Value	457,637	457,637	545,045	76,273	610,182	2,109,180	279,933	444,158	739,070
UltraShort Russell2000 Growth	592,687	592,687	705,889	98,781	790,250	3,269,061	500,022	709,594	1,360,264
Short Basic Materials	335,897	335,897	400,053	55,983	447,863	1,272,208	134,893	257,031	335,544
Short Financials	7,136,871	7,136,871	8,500,000	1,189,479	9,515,829	26,532,299	2,738,575	5,336,543	6,755,486
Short Oil & Gas	659,682	659,682	785,680	109,947	879,576	2,411,516	242,662	483,037	593,721
Short Real Estate	1,284,610	1,284,610	1,529,968	214,102	1,712,814	4,693,393	471,876	939,977	1,154,222
Short KBW Regional Banking	1,911,569	1,911,569	2,276,675	318,595	2,548,759	6,189,070	498,829	1,199,999	1,121,330
UltraShort Basic Materials	5,566,860	5,566,860	6,630,119	927,810	7,422,479	35,308,429	5,874,067	7,815,795	16,229,022
UltraShort Nasdaq Biotechnology	135,484	135,484	161,361	22,581	180,645	875,722	147,156	194,318	407,274
UltraShort Consumer Goods	638,667	638,667	760,652	106,445	851,556	2,744,960	339,876	570,215	882,509
UltraShort Consumer Services	1,724,311	1,724,311	2,053,651	287,385	2,299,081	9,588,682	1,474,664	2,083,921	4,015,904
UltraShort Financials	18,068,123	18,068,123	21,519,099	3,011,354	24,090,831	61,099,953	5,380,247	11,992,612	12,549,504
UltraShort Health Care	312,242	312,242	371,879	52,040	416,322	1,329,641	163,003	275,686	422,186
UltraShort Industrials	514,119	514,119	612,314	85,686	685,491	2,791,564	422,447	604,493	1,146,837
UltraShort Oil & Gas	5,447,501	5,447,501	6,487,963	907,917	7,263,335	25,372,716	3,400,238	5,353,550	8,997,054
UltraShort Real Estate	19,011,423	19,011,423	22,642,567	3,168,570	25,348,564	69,543,827	7,005,093	13,932,215	17,145,167
UltraShort Semiconductors	1,572,400	1,572,400	1,872,725	262,067	2,096,533	6,829,431	855,023	1,421,705	2,226,237
UltraShort Technology	1,171,447	1,171,447	1,395,191	195,241	1,561,930	5,172,090	658,516	1,080,210	1,721,652
UltraShort Telecommunications	216,759	216,759	258,160	36,127	289,013	945,159	118,815	196,912	309,669
UltraShort Utilities	426,909	426,909	508,448	71,152	569,213	1,470,192	133,911	289,993	316,420
Short MSCI EAFE	7,531,743	7,531,743	8,970,291	1,255,290	10,042,324	26,979,791	2,629,055	5,376,681	6,363,884
Short MSCI Emerging Markets	21,735,073	21,735,073	25,886,429	3,622,512	28,980,097	74,637,383	6,763,046	14,710,808	15,949,278
Short FTSE China 25	972,527	972,527	1,158,278	162,088	1,296,703	3,199,732	266,827	623,257	608,729
UltraShort MSCI EAFE	1,239,293	1,239,293	1,475,996	206,549	1,652,391	4,280,773	392,034	845,055	928,214
UltraShort MSCI Emerging Markets	11,428,194	11,428,194	13,610,957	1,904,699	15,237,592	52,313,439	6,899,120	11,002,238	18,188,156
UltraShort MSCI Europe	3,908,847	3,908,847	4,655,429	651,475	5,211,796	22,007,998	3,412,339	4,791,892	9,307,206
UltraShort MSCI Pacific ex-Japan	167,508	167,508	199,502	27,918	223,344	827,580	116,676	176,464	312,190
UltraShort MSCI Brazil	1,359,290	1,359,290	1,618,911	226,548	1,812,386	5,470,595	628,321	1,120,711	1,599,589

ProShares Trust Notes to Schedules of Portfolio Investments

February 28, 2011 (Unaudited)

Fund Name	Credit Suisse (USA) LLC, 0.13%, dated 02/23/11, due 03/02/11 (1)	Credit Suisse (USA) LLC, 0.14%, dated 02/23/11, due 03/02/11 (2)	Credit Suisse (USA) LLC, 0.18%, dated 02/28/11, due 03/01/11 (3)	Credit Suisse (USA) LLC, 0.19%, dated 02/28/11, due 03/01/11 (4)	ING Financial Markets LLC, 0.14%, dated 02/24/11, due 03/03/11 (5)	ING Financial Markets LLC, 0.18%, dated 02/28/11, due 03/01/11 (6)	JPMorgan Chase & Co., 0.15%, dated 02/28/11, due 03/01/11 (7)	JPMorgan Chase & Co., 0.16%, dated 02/28/11, due 03/01/11 (8)	JPMorgan Chase & Co., 0.17%, dated 02/28/11, due 03/01/11 (9)
UltraShort FTSE China 25	17,254,464	17,254,464	20,550,033	2,875,744	23,005,952	80,121,540	10,707,471	16,895,824	28,314,183
UltraShort MSCI Japan	957,082	957,082	1,139,882	159,514	1,276,109	3,601,415	378,338	726,484	938,434
UltraShort MSCI Mexico Investable Market	211,076	211,076	251,391	35,179	281,434	1,174,105	180,603	255,181	491,846
Short 20+ Year Treasury	88,954,882	88,954,882	105,945,090	14,825,814	118,606,509	269,533,727	18,487,244	51,223,295	38,325,053
UltraShort 7-10 Year Treasury	43,121,810	43,121,810	51,357,991	7,186,968	57,495,746	133,102,739	9,586,913	25,441,889	20,411,055
UltraShort 20+ Year Treasury	505,991,961	505,991,961	602,635,435	84,331,993	674,655,947	1,627,958,046	129,408,512	315,067,639	289,100,007
UltraShort TIPS	417,880	417,880	497,694	69,647	557,173	1,226,730	76,756	230,768	150,452
Credit Suisse 130/30	245,842	245,842	292,797	40,974	327,789	787,541	62,000	152,224	137,896
RAFI® Long/Short	201,651	201,651	240,166	33,609	268,868	586,034	35,521	109,875	68,153

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2011 as follows:

(1)	U.S. Treasury Notes, 1.63% to 3.38%, due 04/15/11 to 07/15/19
(2)	Government National Mortgage Association, 2.63% to 7.50%, due 01/20/18 to 05/15/53
(3)	U.S. Treasury Bills, 0%, due 03/03/11 to 08/18/11; U.S. Treasury Notes, 0.88% to 2.75%, due 01/31/12 to 10/31/13
(4)	Federal Home Loan Mortgage Corp., 0% to 6.75%, due 02/16/12 to 05/04/37; Federal National Mortgage Association, 5.00% to 6.13%, due 02/13/17 to 08/17/26
(5)

Federal Home Loan Bank, 0% to 6.00%, due 03/09/11 to 06/27/23; Federal Home Loan Mortgage Corp., 0% to 5.63%, due 03/07/11 to 11/23/35; Federal National Mortgage Association, 0% to 6.32%, due 03/01/11 to 10/17/36; U.S. Treasury Notes, 1.38% to 4.88%, due 05/31/11 to 12/31/17

(6)

Federal Home Loan Mortgage Corp., 0.38% to 6.75%, due 03/15/11 to 01/15/37; Federal National Mortgage Association, 0.38% to 7.25%, due 03/15/11 to 10/23/39; U.S. Treasury Notes, 0.63% to 4.88%, due 07/31/11 to 05/15/13

(7)	U.S. Treasury Note, 2.13%, due 02/29/16
(8)	Resolution Funding Corp., 0% to 9.38%, due 04/15/16 to 04/15/30; U.S. Treasury Notes, 0.63%, due 02/28/13
(9)	Government National Mortgage Association, 3.00% to 12.50%, due 12/15/12 to 08/15/53

ProShares Trust Notes to Schedules of Portfolio Investments

February 28, 2011 (Unaudited)

Real Estate Investment Trusts (“REITs”)

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Accounting for Derivatives Instruments

In seeking to achieve each Fund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate the inverse, multiple, or multiple inverse performance of its benchmark, as appropriate, based upon each Fund’s investment objective.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period. Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

The Funds may purchase or sell index futures contracts or bond future contracts as a substitute for a comparable market position in the underlying securities. An index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The Funds generally choose to engage in closing or offsetting transactions before final settlement.

Upon entering into a contract, each Fund is required to deposit and maintain as collateral, at least such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, as disclosed semiannually in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Each Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts in which the Funds invest involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The notional amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. Additional risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

Swap agreements are two-party contracts entered into primarily with institutional investors for periods ranging from one day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rate of return) earned or realized on particular predetermined investments or instruments.

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to create an economic hedge against a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, each Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). When investing in index swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index, or to a component of the underlying index. In a “long” swap agreement, the counterparty will generally agree to pay each Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. Each Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to each Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by each Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset

ProShares Trust Notes to Schedules of Portfolio Investments

February 28, 2011 (Unaudited)

value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by each Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements in which the Funds invest involve, to varying degrees, elements of market risk (equity price risk for all Funds except for ProShares Short 20+ Year Treasury, Ultra and UltraShort 7-10 Year Treasury, Ultra and UltraShort 20+ Year Treasury and UltraShort TIPS Funds, which are primarily subject to interest rate risk) and exposure to loss in excess of the unrealized gain/loss reflected.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of each Fund. Additional risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a counterparty to a swap agreement is monitored by the Advisor. The Advisor may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at February 28, 2011 contractually terminate within twenty-one months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the “unrealized appreciation or depreciation” amount existing at the date of termination.

The Funds collateralize swap agreements with certain securities and cash equivalents as indicated on their Schedule of Portfolio Investments, and such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds.  In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expense Allocations with Affiliated Entities

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Share Splits and Reverse Share Splits

Effective February 25, 2011, the UltraPro QQQ®, UltraPro MidCap400 and UltraPro Russell2000 Funds underwent a 2-for-1 share split, and the UltraPro S&P500® Fund underwent a 3-for-1 share split. The UltraShort QQQ®, UltraShort Russell2000 Growth, UltraShort Semiconductors, UltraShort Telecommunications and UltraShort MSCI Pacific ex-Japan Funds underwent a 1-for-5 reverse share split, and the UltraShort MidCap400, UltraShort SmallCap600, UltraShort Russell2000, UltraShort Russell MidCap

ProShares Trust Notes to Schedules of Portfolio Investments

February 28, 2011 (Unaudited)

Value, UltraShort Russell MidCap Growth, UltraShort Russell2000 Value, UltraShort Financials, UltraShort Industrials, UltraShort Technology, UltraShort MSCI Europe and UltraShort MSCI Mexico Investable Market Funds underwent a 1-for-4 reverse share split. The effect of these share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder’s investment.

5. Risk

•        Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Geographic Concentration Risk

Certain Funds that are exposed to particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions.

•        Correlation and Compounding Risk

A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such securities or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder a Fund’s ability to meet its daily investment objective on or around that day. By the close of the markets each trading day, each Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with its investment objective.

Compounding affects all investments, but has a more significant impact on a leveraged fund. Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple or a multiple of the inverse of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a Fund to be either greater than or less than the index performance (or the inverse of the index performance) times the stated multiple in the Fund’s objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index may cause a decrease in the performance relative to the index performance times the stated fund multiple. Investors should monitor their holdings consistent with their strategies, as frequently as daily.

•        Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating, at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

At February 28, 2011, the Ultra QQQ®, Ultra Dow30SM, Ultra S&P500®, Ultra Russell3000, Ultra MidCap400, Ultra SmallCap600, Ultra Russell2000, UltraPro QQQ®, UltraPro Dow30SM, UltraPro S&P500®, UltraPro MidCap400, UltraPro Russell2000, Ultra Russell1000 Value, Ultra Russell1000 Growth, Ultra Russell MidCap Value, Ultra Russell MidCap Growth, Ultra Russell2000 Value, Ultra Russell2000 Growth, Ultra Consumer Services, Ultra Financials, Ultra Health Care, Ultra Oil & Gas, Ultra Real Estate, Ultra Semiconductors, Ultra Technology, Ultra Telecommunications, Ultra Utilities, Ultra MSCI Emerging Markets, Ultra MSCI Pacific ex-Japan, Ultra MSCI Brazil, Ultra FTSE China 25 and Ultra MSCI Mexico Investable Market Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Leverage Risk

The Funds use investment techniques that may be considered aggressive, including the use of futures contracts and swap agreements. The Funds’ investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments.

ProShares Trust Notes to Schedules of Portfolio Investments

February 28, 2011 (Unaudited)

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

6. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis M. Mayberg
Louis Mayberg
President
April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis M. Mayberg
Louis Mayberg
President
April 27, 2011

By:	/s/ Charles Todd
Charles Todd
Treasurer
April 27, 2011